See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
US Quality Low Volatility Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.7%
Aerospace & Defense -
3.0%
General Dynamics Corp. 2,706 $ 808,309
Huntington Ingalls
Industries, Inc. 2,542 711,709
Lockheed Martin Corp. 2,870 1,555,311
Northrop Grumman Corp. 1,722 833,999
3,909,328
Air Freight & Logistics -
0.7%
CH Robinson Worldwide,
Inc. 9,594 854,346
Expeditors International of
Washington, Inc. 328 40,941
895,287
Automobile Components -
0.4%
Mobileye Global, Inc.,
Class A*(a) 22,140 464,940
Banks -
0.2%
JPMorgan Chase & Co. 1,148 244,294
Beverages -
1.7%
PepsiCo, Inc. 12,628 2,180,477
Biotechnology -
6.3%
AbbVie, Inc. 9,840 1,823,549
Alkermes plc* 3,772 103,051
Amgen, Inc. 3,444 1,145,027
BioMarin Pharmaceutical,
Inc.* 7,790 656,931
Gilead Sciences, Inc. 16,892 1,284,805
Neurocrine Biosciences,
Inc.* 4,756 673,307
Regeneron
Pharmaceuticals, Inc.* 902 973,429
Vertex Pharmaceuticals,
Inc.* 3,198 1,585,313
8,245,412
Broadline Retail -
2.6%
Amazon.com, Inc.* 16,236 3,035,808
Dillard's, Inc., Class A 902 359,528
3,395,336
Capital Markets -
0.8%
CME Group, Inc. 5,330 1,032,474
Chemicals -
0.2%
Linde plc 534 242,169
Investments Shares Value
Commercial Services & Supplies -
2.5%
Republic Services, Inc. 3,854 $ 748,909
Tetra Tech, Inc. 2,952 629,485
Waste Connections, Inc. 4,264 758,011
Waste Management, Inc. 5,494 1,113,414
3,249,819
Consumer Staples Distribution & Retail -
0.6%
Sprouts Farmers Market,
Inc.* 8,282 827,289
Containers & Packaging -
2.4%
AptarGroup, Inc. 4,592 674,932
Avery Dennison Corp. 4,346 942,344
Packaging Corp. of
America 5,330 1,065,307
Silgan Holdings, Inc. 8,528 438,595
3,121,178
Diversified Consumer Services -
0.5%
Service Corp.
International 8,692 694,578
Diversified Telecommunication Services -
3.0%
AT&T, Inc. 89,872 1,730,036
Verizon Communications,
Inc. 52,398 2,123,167
3,853,203
Electric Utilities -
2.8%
American Electric Power
Co., Inc. 7,544 740,217
Duke Energy Corp.(a) 10,906 1,191,699
IDACORP, Inc. 3,116 304,589
Pinnacle West Capital
Corp.(a) 7,954 680,783
Xcel Energy, Inc. 12,710 740,739
3,658,027
Electronic Equipment, Instruments & Components -
0.3%
Badger Meter, Inc. 1,640 338,102
Entertainment -
0.2%
Electronic Arts, Inc. 1,804 272,296
Financial Services -
2.6%
Berkshire Hathaway, Inc.,
Class B* 1,640 719,140
Visa, Inc., Class A(a) 10,086 2,679,548
 3,398,688

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products -
2.6%
Campbell Soup Co. 13,858 $ 649,386
Flowers Foods, Inc. 24,436 550,299
General Mills, Inc. 14,596 979,975
Hershey Co. (The) 3,362 663,928
Hormel Foods Corp. 18,040 579,264
3,422,852
Gas Utilities -
0.9%
Southwest Gas Holdings,
Inc.(a) 8,282 614,193
Spire, Inc. 7,708 513,276
1,127,469
Ground Transportation -
0.7%
Landstar System, Inc. 4,920 936,030
Health Care Equipment & Supplies -
1.0%
Abbott Laboratories 12,546 1,329,123
Health Care Providers & Services -
1.5%
Cencora , Inc. 1,066 253,580
Chemed Corp. 1,722 981,815
McKesson Corp. 738 455,361
UnitedHealth Group, Inc. 356 205,113
1,895,869
Hotels, Restaurants & Leisure -
2.3%
McDonald's Corp. 9,184 2,437,434
Restaurant Brands
International, Inc. 8,692 608,353
3,045,787
Household Durables -
0.0%(b)
Helen of Troy Ltd.*(a) 1,066 63,011
Household Products -
4.0%
Clorox Co. (The) 492 64,910
Procter & Gamble Co.
(The) 25,912 4,165,613
WD-40 Co.(a) 3,936 1,029,697
5,260,220
Insurance -
6.1%
Allstate Corp. (The) 6,232 1,066,420
American Financial
Group, Inc. 7,216 945,007
Assurant, Inc. 5,330 932,057
Chubb Ltd. 3,280 904,165
Cincinnati Financial Corp. 5,658 739,048
Markel Group, Inc.* 410 671,929
Investments Shares Value
Insurance
(continued)
Ryan Specialty Holdings,
Inc., Class A(a) 11,726 $ 722,204
Selective Insurance
Group, Inc. 6,560 592,499
Travelers Cos., Inc. (The) 3,362 727,671
W R Berkley Corp. 11,685 644,194
7,945,194
Interactive Media & Services -
2.9%
Alphabet, Inc., Class A 7,708 1,322,230
Alphabet, Inc., Class C 5,986 1,036,476
Meta Platforms, Inc.,
Class A 2,870 1,362,762
3,721,468
IT Services -
2.2%
Amdocs Ltd. 11,808 1,032,846
International Business
Machines Corp. 9,184 1,764,614
2,797,460
Life Sciences Tools & Services -
0.5%
QIAGEN NV* 14,514 645,728
Media -
0.4%
TEGNA, Inc. 31,816 506,829
Metals & Mining -
1.4%
Agnico Eagle Mines Ltd. 10,250 790,992
Royal Gold, Inc. 7,216 996,674
1,787,666
Multi-Utilities -
2.6%
Ameren Corp. 9,102 721,516
CMS Energy Corp. 10,578 685,454
Consolidated Edison, Inc. 10,496 1,023,570
WEC Energy Group, Inc. 11,808 1,016,196
3,446,736
Oil, Gas & Consumable Fuels -
1.5%
Chesapeake Energy
Corp.(a) 7,052 538,279
Coterra Energy, Inc. 23,862 615,640
DT Midstream, Inc.(a) 9,676 729,183
Exxon Mobil Corp. 902 106,968
1,990,070
Pharmaceuticals -
6.3%
Eli Lilly & Co. 4,428 3,561,307
Johnson & Johnson 6,642 1,048,440

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Merck & Co., Inc. 31,816 $ 3,599,344
8,209,091
Professional Services -
2.5%
Automatic Data
Processing, Inc. 4,182 1,098,277
Booz Allen Hamilton
Holding Corp. 4,428 634,576
FTI Consulting, Inc.* 2,870 625,574
Verisk Analytics, Inc. 3,608 944,394
3,302,821
Retail REITs -
0.6%
Agree Realty Corp.,
REIT(a) 10,742 740,876
Semiconductors & Semiconductor Equipment -
6.7%
Broadcom, Inc. 9,020 1,449,334
Cirrus Logic, Inc.* 3,116 406,576
NVIDIA Corp. 48,380 5,661,427
Texas Instruments, Inc. 5,658 1,153,157
8,670,494
Software -
12.1%
CCC Intelligent Solutions
Holdings, Inc.* 56,252 577,146
Check Point Software
Technologies Ltd.* 6,478 1,188,389
Clearwater Analytics
Holdings, Inc., Class
A*(a) 23,370 456,884
Microsoft Corp. 26,650 11,149,027
Qualys, Inc.* 6,478 966,129
Roper Technologies, Inc. 410 223,347
Tyler Technologies, Inc.* 2,050 1,164,626
15,725,548
Specialized REITs -
2.2%
Digital Realty Trust, Inc.,
REIT 7,298 1,090,978
Equinix, Inc., REIT 902 712,796
Public Storage, REIT 3,526 1,043,414
2,847,188
Specialty Retail -
1.1%
AutoZone, Inc.* 246 770,888
Tractor Supply Co. 2,460 647,767
 1,418,655
Investments Shares Value
Technology Hardware, Storage & Peripherals -
5.6%
Apple, Inc. 32,718 $ 7,266,013
Tobacco -
0.2%
Philip Morris International,
Inc. 2,132 245,521
Wireless Telecommunication Services -
1.0%
T-Mobile US, Inc. 7,380 1,345,226
Total Common Stocks
(Cost $107,359,118) 129,715,842
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1.0%(c)
REPURCHASE AGREEMENTS - 1.0%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $1,286,139,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $1,316,788
(Cost $1,285,949) $1,285,949 1,285,949
SHORT-TERM INVESTMENTS - 0.0%(b)(d)
U.S. TREASURY OBLIGATIONS - 0.0%(b)
U.S. Treasury Bills
5.29%,
10/3/2024(d)(e)
(Cost $34,684) $ 35,000 34,683
Total Investments - 100.7%
(Cost $108,679,751) 131,036,474
Liabilities in excess of other assets - (0.7%) (902,522)
NET ASSETS - 100.0% $130,133,952

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $8,032,637, collateralized in the form of cash
with a value of $1,285,949 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $6,196,877
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%,
and maturity dates ranging from August 1, 2024 –
February 15, 2054 and $791,301 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity dates
ranging from August 15, 2024 – June 30, 2120; a total
value of $8,274,127.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $1,285,949.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) The rate shown was the current yield as of July 31,
2024.
Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts
FlexShares ® US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
S&P 500 E-Mini Index 1 09/20/2024 USD $ 277,900 $ 2,754
S&P 500 Micro E-Mini Index 5 09/20/2024 USD 138,950 (2,370)
$ 384
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.7%
Securities Lending Reinvestments 1.0
Short-Term Investments 0.0
†
Others
(1)
(0.7)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .9%
Aerospace & Defense -
1 .9%
BAE Systems plc 29,767 $ 495,898
Safran SA 680 149,447
Singapore Technologies
Engineering Ltd. 20,400 67,410
Thales SA 1,139 181,117
893,872
Air Freight & Logistics -
0 .5%
Yamato Holdings Co. Ltd.
(a) 18,700 227,070
Automobile Components -
0 .4%
Bridgestone Corp. 5,100 209,647
Automobiles -
0 .9%
Ferrari NV 1,037 426,861
Banks -
9 .2%
AIB Group plc 4,488 25,422
Bank Hapoalim BM 41,208 380,609
Bank Leumi Le-Israel
BM(a) 23,188 201,225
BOC Hong Kong Holdings
Ltd. 59,500 173,275
CaixaBank SA 29,512 172,001
Chiba Bank Ltd. (The) 6,800 64,561
DBS Group Holdings Ltd. 18,700 511,538
Hang Seng Bank Ltd. 11,900 146,008
HSBC Holdings plc 8,058 72,865
Japan Post Bank Co. Ltd. 35,700 373,823
Mizrahi Tefahot Bank Ltd. 4,896 177,811
Mizuho Financial Group,
Inc. 23,800 545,410
Oversea-Chinese Banking
Corp. Ltd. 39,100 434,087
Royal Bank of Canada(a) 459 51,261
Sumitomo Mitsui Financial
Group, Inc. 5,700 413,502
Toronto-Dominion Bank
(The) 4,403 259,855
United Overseas Bank
Ltd. 12,400 299,895
4,303,148
Beverages -
0 .3%
Suntory Beverage & Food
Ltd. 3,400 122,523
Broadline Retail -
1 .6%
Dollarama, Inc. 2,703 253,248
Investments Shares Value
Broadline Retail
(continued)
Pan Pacific International
Holdings Corp. 14,500 $ 379,799
Wesfarmers Ltd. 2,635 126,726
759,773
Capital Markets -
1 .7%
Deutsche Boerse AG 2,159 442,486
Singapore Exchange Ltd. 51,000 375,561
818,047
Chemicals -
1 .7%
Air Liquide SA 4,469 816,204
Commercial Services & Supplies -
1 .7%
Brambles Ltd. 19,176 194,841
Dai Nippon Printing Co.
Ltd. 5,200 171,767
Secom Co. Ltd. 5,600 358,123
TOPPAN Holdings, Inc. 3,400 96,604
821,335
Construction & Engineering -
0 .7%
ACS Actividades de
Construccion y
Servicios SA(a) 4,348 194,127
Obayashi Corp. 5,100 67,301
Taisei Corp.(a) 1,700 72,594
334,022
Consumer Staples Distribution & Retail -
2 .6%
Koninklijke Ahold Delhaize
NV 12,767 411,416
Loblaw Cos. Ltd. 3,332 410,636
Metro, Inc., Class A 6,698 398,646
1,220,698
Containers & Packaging -
0 .5%
CCL Industries, Inc.,
Class B 4,386 238,469
Diversified Consumer Services -
0 .4%
Pearson plc 13,617 184,698
Diversified Telecommunication Services -
4 .9%
Deutsche Telekom AG
(Registered) 20,689 541,108
Elisa OYJ 7,684 357,705
HKT Trust & HKT Ltd. 17,000 20,586
Koninklijke KPN NV 98,566 387,809

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Nippon Telegraph &
Telephone Corp. 290,700 $ 309,905
Orange SA 18,326 203,263
Singapore
Telecommunications
Ltd. 105,400 242,697
Spark New Zealand Ltd. 4,488 11,516
Swisscom AG
(Registered) 340 207,805
2,282,394
Electric Utilities -
4 .0%
CK Infrastructure Holdings
Ltd. 25,500 170,229
CLP Holdings Ltd. 42,500 364,775
Fortis, Inc. 4,947 206,696
Hydro One Ltd.(b) 5,712 178,912
Iberdrola SA(a) 37,555 494,974
Kansai Electric Power
Co., Inc. (The) 11,300 193,203
Power Assets Holdings
Ltd. 34,000 216,744
Terna - Rete Elettrica
Nazionale 6,511 54,180
1,879,713
Entertainment -
0 .6%
Nintendo Co. Ltd. 1,700 94,773
Toho Co. Ltd. 5,100 183,649
278,422
Financial Services -
0 .1%
HAL Trust 238 29,360
Food Products -
5 .2%
Danone SA 1,258 81,895
MEIJI Holdings Co. Ltd. 8,500 214,619
Nestle SA (Registered) 14,688 1,487,405
Nissin Foods Holdings
Co. Ltd. 10,700 318,098
WH Group Ltd.(b) 238,000 154,767
Yakult Honsha Co. Ltd. 10,200 209,206
2,465,990
Gas Utilities -
1 .2%
Hong Kong & China Gas
Co. Ltd. 85,000 69,310
Osaka Gas Co. Ltd. 8,500 192,473
Snam SpA 33,745 161,289
Investments Shares Value
Gas Utilities
(continued)
Tokyo Gas Co. Ltd. 7,200 $ 158,011
581,083
Ground Transportation -
3 .3%
Canadian National
Railway Co. 5,270 609,725
Canadian Pacific Kansas
City Ltd. 1,054 88,336
Central Japan Railway
Co. 8,500 200,269
East Japan Railway Co. 10,200 191,513
Hankyu Hanshin
Holdings, Inc. 5,100 145,922
Keisei Electric Railway
Co. Ltd.(a) 500 14,951
Kintetsu Group Holdings
Co. Ltd. 5,100 118,162
West Japan Railway Co. 8,500 166,994
1,535,872
Hotels, Restaurants & Leisure -
1 .3%
Compass Group plc 8,568 263,684
La Francaise des Jeux
SAEM(b) 221 8,585
McDonald's Holdings Co.
Japan Ltd. 3,400 140,330
Sodexo SA 1,921 181,991
594,590
Household Durables -
0 .4%
Sekisui Chemical Co. Ltd. 11,900 179,813
Industrial Conglomerates -
0 .8%
CK Hutchison Holdings
Ltd. 34,000 178,444
Jardine Matheson
Holdings Ltd. 5,100 179,520
Siemens AG (Registered) 68 12,466
370,430
Insurance -
7 .0%
Fairfax Financial Holdings
Ltd. 204 240,442
Great-West Lifeco, Inc. 663 19,903
Hannover Rueck SE 799 198,598
Insurance Australia Group
Ltd. 42,670 206,190
Japan Post Insurance
Co. Ltd. 8,500 176,994
Medibank Pvt Ltd. 147,033 382,130

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Muenchener
Rueckversicherungs-
Gesellschaft AG
in Muenchen
(Registered) 1,326 $ 653,724
Sampo OYJ, Class A 8,738 382,660
Sompo Holdings, Inc. 16,200 373,291
Talanx AG 204 15,508
Tryg A/S 8,517 186,497
Zurich Insurance Group
AG 816 447,931
3,283,868
IT Services -
2 .4%
CGI, Inc.* 2,006 228,604
Obic Co. Ltd. 2,300 348,531
Otsuka Corp. 8,500 188,180
SCSK Corp. 18,700 367,077
1,132,392
Machinery -
0 .8%
Kone OYJ, Class B 7,089 361,765
Schindler Holding AG
(Registered) 68 17,806
379,571
Marine Transportation -
0 .5%
Kuehne + Nagel
International AG
(Registered)(a) 714 221,034
Metals & Mining -
0 .8%
BHP Group Ltd. 867 23,948
Franco-Nevada Corp. 1,985 255,653
Wheaton Precious Metals
Corp. 1,751 104,633
384,234
Oil, Gas & Consumable Fuels -
4 .7%
ENEOS Holdings, Inc. 23,800 125,311
Galp Energia SGPS SA 8,823 185,744
Imperial Oil Ltd. 2,567 183,794
Pembina Pipeline Corp. 5,848 226,520
Shell plc 18,309 667,883
TotalEnergies SE 10,880 735,593
Tourmaline Oil Corp.(a) 2,125 93,448
2,218,293
Passenger Airlines -
2 .5%
ANA Holdings, Inc. 10,800 206,475
Investments Shares Value
Passenger Airlines
(continued)
Cathay Pacific Airways
Ltd.(a) 306,000 $ 319,631
Japan Airlines Co. Ltd. 19,400 317,574
Singapore Airlines Ltd. 62,900 327,761
1,171,441
Personal Care Products -
3 .2%
Beiersdorf AG 1,292 187,621
Unilever plc 21,845 1,340,089
1,527,710
Pharmaceuticals -
12 .0%
AstraZeneca plc 1,581 251,159
GSK plc 27,608 536,172
Novartis AG (Registered) 10,693 1,197,519
Novo Nordisk A/S, Class
B 5,695 753,178
Roche Holding AG 85 29,915
Roche Holding AG - BR 5,355 1,738,664
Sanofi SA 11,084 1,143,387
5,649,994
Professional Services -
3 .4%
Computershare Ltd. 11,390 205,651
RELX plc 3,621 170,831
SGS SA (Registered) 3,706 404,597
Thomson Reuters Corp. 2,380 385,483
Wolters Kluwer NV 2,720 456,508
1,623,070
Real Estate Management & Development -
3 .8%
CK Asset Holdings Ltd. 76,500 292,800
Daito Trust Construction
Co. Ltd. 3,400 409,803
Daiwa House Industry
Co. Ltd. 14,300 408,015
PSP Swiss Property AG
(Registered) 2,737 365,037
Sino Land Co. Ltd. 7,764 8,030
Sun Hung Kai Properties
Ltd. 34,000 295,302
1,778,987
Semiconductors & Semiconductor Equipment -
1 .2%
ASML Holding NV 612 563,240
Software -
2 .2%
Constellation Software,
Inc. 85 268,041
Nice Ltd.* 884 161,229
Oracle Corp. Japan 4,200 341,393

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
SAP SE 1,156 $ 243,952
1,014,615
Specialty Retail -
1 .1%
Industria de Diseno Textil
SA 10,489 509,168
Technology Hardware, Storage & Peripherals -
0 .7%
Canon, Inc. 10,200 321,470
Textiles, Apparel & Luxury Goods -
0 .4%
LVMH Moet Hennessy
Louis Vuitton SE 272 192,198
Tobacco -
0 .9%
Japan Tobacco, Inc. 14,400 424,363
Trading Companies & Distributors -
2 .0%
Bunzl plc 4,607 192,791
Ferguson plc 2,074 461,776
ITOCHU Corp. 5,100 263,813
918,380
Transportation Infrastructure -
1 .5%
Aena SME SA(b) 1,751 331,772
Flughafen Zurich AG
(Registered) 816 188,554
Getlink SE 9,265 165,172
685,498
Wireless Telecommunication Services -
1 .9%
KDDI Corp. 15,100 453,622
SoftBank Corp. 34,000 444,038
897,660
Total Common Stocks
(Cost $41,798,563) 46,471,220
Number of
Warrants
WARRANTS - 0 .0%
Software - 0.0%
Constellation Software,
Inc., expiring 3/31/2040
(Cost $–)*‡ 28 —
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 1 .6% (c)
REPURCHASE AGREEMENTS - 1 .6%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $732,623,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $750,081
(Cost $732,514) $732,514 $ 732,514
Total Investments - 100.5%
(Cost $42,531,077) 47,203,734
Liabilities in excess of other assets - (0.5%) (224,162)
NET ASSETS - 100.0% $46,979,572
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July
31, 2024 was $1,576,939, collateralized in the form of
cash with a value of $732,514 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $281,313 of
collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 5.34%,
and maturity dates ranging from November 15, 2024 –
August 15, 2053 and $667,677 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity dates
ranging from August 15, 2024 – June 30, 2120; a total
value of $1,681,504.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $732,514.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Abbreviations
OYJ Public Limited Company
Futures Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 4 09/20/2024 USD $ 477,940 $ 11,538
Forward Foreign Currency Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
EUR 90,000 JPMorgan Chase Bank NA USD 96,529 09/18/2024 $ 1,080
JPY 15,020,000 Morgan Stanley USD 95,342 09/18/2024 5,202
SGD 16,357 JPMorgan Chase Bank NA USD 12,143 09/18/2024 114
USD 79,603 Citibank NA AUD 119,288 09/18/2024 1,612
USD 36,563 JPMorgan Chase Bank NA CAD 50,000 09/18/2024 319
USD 44,113 JPMorgan Chase Bank NA DKK 303,190 09/18/2024 24
USD 12,452 Citibank NA NOK 131,563 09/18/2024 406
USD 25,501 Citibank NA NZD 41,229 09/18/2024 1,012
USD 74,071 Morgan Stanley SEK 767,599 09/18/2024 2,273
Total unrealized appreciation $ 12,042
AUD 60,000 JPMorgan Chase Bank NA USD 39,912 09/18/2024 $ (684)
CAD 91,112 Toronto-Dominion Bank (The) USD 66,543 09/18/2024 (496)
ILS 73,522 Citibank NA USD 19,907 09/18/2024 (296)
SEK 600,000 Morgan Stanley USD 57,217 09/18/2024 (1,095)
USD 189,806 Citibank NA CHF 167,993 09/18/2024 (2,154)
USD 302,884 Citibank NA EUR 279,420 09/18/2024 (160)
USD 25,481 Morgan Stanley GBP 19,939 09/18/2024 (140)
USD 25,261 Citibank NA JPY 3,903,131 09/18/2024 (867)
HKD 282,833 JPMorgan Chase Bank NA USD 36,307 09/19/2024 (50)
Total unrealized depreciation $ (5,942)
Net unrealized appreciation $ 6,100
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 2 .4%
Canada 10 .0
Denmark 2 .0
Finland 2 .3
France 8 .2
Germany 4 .9
Hong Kong 5 .1
Ireland 0 .1
Israel 2 .0
Italy 0 .5
Japan 24 .1
Netherlands 4 .8
New Zealand 0 .0
†
Portugal 0 .4
Singapore 5 .2
Spain 3 .6
Switzerland 13 .4
United Kingdom 9 .9
Other
1
1 .1
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .9%
Warrants –
Securities Lending Reinvestments 1 .6
Others
(1)
( 0 .5 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .5%
Air Freight & Logistics -
0 .8%
Hyundai Glovis Co. Ltd. 1,210 $ 106,784
Automobile Components -
1 .5%
Balkrishna Industries Ltd. 145 5,755
Bosch Ltd. 110 45,954
Cheng Shin Rubber
Industry Co. Ltd. 40,000 58,716
Hyundai Mobis Co. Ltd. 20 3,203
MRF Ltd. 45 76,452
190,080
Automobiles -
2 .6%
Bajaj Auto Ltd. 1,005 116,000
Hero MotoCorp Ltd. 1,715 112,419
Kia Corp. 30 2,443
Maruti Suzuki India Ltd. 650 101,820
332,682
Banks -
16 .1%
Agricultural Bank of China
Ltd., Class H 175,000 78,405
Banco BBVA Peru SA 4,815 1,748
Bank Central Asia Tbk. PT 224,500 141,866
Bank of China Ltd., Class
H 335,000 149,232
Boubyan Bank KSCP 32,225 62,436
Chang Hwa Commercial
Bank Ltd. 160,000 91,269
China Construction Bank
Corp., Class H 370,000 259,076
Chongqing Rural
Commercial Bank Co.
Ltd., Class H 5,000 2,592
Commercial International
Bank - Egypt (CIB) 10,640 18,235
Credicorp Ltd. 675 115,182
Dubai Islamic Bank PJSC 55,470 88,347
Emirates NBD Bank PJSC 14,485 75,323
First Financial Holding
Co. Ltd. 115,000 102,685
Grupo Elektra SAB de CV 950 48,184
Grupo Financiero Banorte
SAB de CV, Class O 675 5,058
HDFC Bank Ltd. 2,905 56,059
Hong Leong Bank Bhd. 15,500 65,043
Hong Leong Financial
Group Bhd. 12,500 46,795
ICICI Bank Ltd. 5,845 84,811
Investments Shares Value
Banks
(continued)
Industrial & Commercial
Bank of China Ltd.,
Class H 240,000 $ 133,333
Itau Unibanco Holding SA
(Preference) 2,500 14,984
Kuwait Finance House
KSCP 40,684 98,132
Malayan Banking Bhd. 38,500 85,639
National Bank of Kuwait
SAKP 34,545 102,318
Qatar International Islamic
Bank QSC 21,545 61,718
RHB Bank Bhd. 40,500 50,333
Sberbank of Russia
PJSC‡ 12,360 —
2,038,803
Beverages -
0 .4%
Nongfu Spring Co. Ltd.,
Class H(a) 13,000 50,672
Broadline Retail -
3 .1%
Alibaba Group Holding
Ltd., ADR 3,810 300,418
PDD Holdings, Inc., ADR* 740 95,379
Robinson PCL*‡ 600 —
395,797
Capital Markets -
0 .9%
HDFC Asset Management
Co. Ltd.(a) 430 21,129
Macquarie Korea
Infrastructure Fund 10,690 95,583
116,712
Chemicals -
2 .3%
Asian Paints Ltd. 2,750 101,306
Berger Paints India Ltd. 510 3,380
Fertiglobe plc 92,230 62,274
PhosAgro PJSC‡ 1,158 —
Pidilite Industries Ltd. 2,100 79,918
SABIC Agri-Nutrients Co. 1,245 39,023
285,901
Construction & Engineering -
0 .1%
Larsen & Toubro Ltd. 300 13,669
Construction Materials -
1 .0%
Asia Cement Corp. 27,000 34,048

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction Materials
(continued)
LafargeHolcim Maroc SA 470 $ 92,788
126,836
Consumer Finance -
0 .9%
Bajaj Finance Ltd. 85 6,910
Samsung Card Co. Ltd. 3,200 97,854
Sundaram Finance Ltd. 95 4,907
109,671
Consumer Staples Distribution & Retail -
1 .0%
Grupo Comercial
Chedraui SA de CV 500 3,727
Nahdi Medical Co. 150 5,309
President Chain Store
Corp. 12,000 101,308
Wal-Mart de Mexico SAB
de CV 5,000 16,629
126,973
Diversified Telecommunication Services -
3 .9%
Chunghwa Telecom Co.
Ltd. 32,000 118,284
Emirates Integrated
Telecommunications
Co. PJSC 60,955 100,403
Itissalat Al-Maghrib 6,870 62,694
KT Corp. 2,360 68,310
Saudi Telecom Co. 8,530 87,530
Telefonica Brasil SA 6,000 51,490
488,711
Electric Utilities -
2 .7%
CPFL Energia SA 12,500 71,823
CTEEP-Cia de
Transmissao de
Energia Eletrica
Paulista (Preference) 11,000 47,793
Manila Electric Co. 8,700 58,124
Power Grid Corp. of India
Ltd. 39,200 163,020
340,760
Electronic Equipment, Instruments & Components -
1 .2%
Hon Hai Precision
Industry Co. Ltd. 13,700 82,525
WPG Holdings Ltd. 25,000 65,333
 147,858
Investments Shares Value
Entertainment -
0 .5%
NetEase, Inc., ADR 730 $ 67,240
Food Products -
4 .4%
Almarai Co. JSC 3,410 54,896
Britannia Industries Ltd.* 1,180 81,521
CJ CheilJedang Corp. 265 74,395
Marico Ltd. 2,895 23,308
Nestle India Ltd. 3,725 109,280
Nestle Malaysia Bhd. 3,200 75,638
Uni-President Enterprises
Corp. 15,000 38,287
Want Want China
Holdings Ltd. 165,000 99,059
556,384
Gas Utilities -
0 .8%
Petronas Gas Bhd. 25,500 101,012
Ground Transportation -
0 .3%
GMexico Transportes
SAB de CV(a) 19,500 37,910
Health Care Providers & Services -
1 .7%
Bumrungrad Hospital
PCL, NVDR 12,500 86,267
Dr Sulaiman Al Habib
Medical Services
Group Co. 780 59,874
IHH Healthcare Bhd. 46,000 63,075
Sinopharm Group Co.
Ltd., Class H 2,000 4,701
213,917
Hotels, Restaurants & Leisure -
1 .2%
Americana Restaurants
International plc 46,630 39,229
Jubilant Foodworks Ltd. 2,345 16,771
Meituan, Class B*(a) 6,100 85,347
Trip.com Group Ltd.* 300 12,972
154,319
Independent Power and Renewable Electricity Producers
-
1 .5%
ACWA Power Co. 395 41,585
Engie Brasil Energia SA 9,500 74,333
NTPC Ltd. 15,265 75,843
Unipro PJSC*‡ 726,000 —
191,761
Industrial Conglomerates -
2 .4%
Far Eastern New Century
Corp. 60,000 62,062

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Industrial Conglomerates
(continued)
International Holding Co.
PJSC* 1,375 $ 155,282
Samsung C&T Corp. 585 65,989
Sime Darby Bhd. 39,500 22,353
305,686
Insurance -
3 .3%
BB Seguridade
Participacoes SA 15,000 93,326
Bupa Arabia for
Cooperative Insurance
Co. 1,120 68,778
Caixa Seguridade
Participacoes SA 12,000 30,612
DB Insurance Co. Ltd. 205 16,453
ICICI Lombard General
Insurance Co. Ltd.(a) 670 16,066
PICC Property & Casualty
Co. Ltd., Class H 58,000 76,027
Samsung Fire & Marine
Insurance Co. Ltd. 280 75,758
Samsung Life Insurance
Co. Ltd. 525 36,799
413,819
Interactive Media & Services -
3 .9%
Baidu, Inc., ADR* 135 11,957
Tencent Holdings Ltd. 10,300 477,555
489,512
IT Services -
5 .7%
Arabian Internet &
Communications
Services Co. 285 22,317
HCL Technologies Ltd. 7,925 155,474
Infosys Ltd. 3,975 88,695
Samsung SDS Co. Ltd. 860 92,200
Tata Consultancy
Services Ltd. 6,855 359,035
717,721
Life Sciences Tools & Services -
1 .7%
Divi's Laboratories Ltd. 2,180 128,183
Samsung Biologics Co.
Ltd.*(a) 135 91,977
220,160
Marine Transportation -
0 .6%
MISC Bhd. 38,000 72,700
Investments Shares Value
Metals & Mining -
0 .3%
Industrias CH SAB de CV,
Class B, Series B* 131 $ 1,316
Polyus PJSC*‡ 546 —
Vale SA 2,800 30,527
31,843
Multi-Utilities -
1 .4%
Dubai Electricity & Water
Authority PJSC 163,250 105,782
Qatar Electricity & Water
Co. QSC 16,725 70,648
176,430
Oil, Gas & Consumable Fuels -
3 .8%
China Shenhua Energy
Co. Ltd., Class H 28,000 116,667
PetroChina Co. Ltd.,
Class H 26,000 22,665
Petroleo Brasileiro SA 1,500 10,773
Petroleo Brasileiro SA
(Preference) 2,500 16,545
Petronas Dagangan Bhd. 11,500 44,403
Petronet LNG Ltd. 1,745 7,680
Qatar Fuel QSC 23,665 95,804
Qatar Gas Transport Co.
Ltd. 58,520 72,326
Reliance Industries Ltd. 2,755 99,069
Surgutneftegas PJSC
(Preference)‡ 156,600 —
485,932
Personal Care Products -
2 .2%
Colgate-Palmolive India
Ltd. 270 11,003
Dabur India Ltd. 3,020 22,929
Hengan International
Group Co. Ltd. 24,000 74,961
Hindustan Unilever Ltd. 5,240 169,328
278,221
Pharmaceuticals -
3 .6%
Alkem Laboratories Ltd. 405 25,682
Cipla Ltd.* 4,635 85,488
Dr Reddy's Laboratories
Ltd. 1,520 122,548
Kalbe Farma Tbk. PT 424,500 41,510
Lupin Ltd. 1,970 44,983
Sun Pharmaceutical
Industries Ltd. 4,910 100,826
Torrent Pharmaceuticals
Ltd. 195 7,387

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Zydus Lifesciences Ltd. 1,775 $ 26,440
454,864
Real Estate Management & Development -
0 .3%
Wharf Holdings Ltd. (The) 12,000 32,949
Semiconductors & Semiconductor Equipment -
9 .3%
MediaTek, Inc. 1,500 55,674
Novatek Microelectronics
Corp. 1,300 20,684
Taiwan Semiconductor
Manufacturing Co. Ltd. 38,530 1,094,829
1,171,187
Software -
0 .5%
Tata Elxsi Ltd. 800 66,735
Specialty Retail -
1 .4%
Abu Dhabi National Oil
Co. for Distribution
PJSC 62,855 61,092
Jarir Marketing Co. 22,270 77,045
MR DIY Group M Bhd.(a) 72,500 33,138
171,275
Technology Hardware, Storage & Peripherals -
2 .4%
Advantech Co. Ltd. 7,600 80,115
Catcher Technology Co.
Ltd. 10,000 64,801
Compal Electronics, Inc. 60,000 57,408
Pegatron Corp. 32,000 97,840
Quanta Computer, Inc. 300 2,487
302,651
Tobacco -
0 .9%
ITC Ltd. 7,570 44,785
KT&G Corp. 1,105 74,884
119,669
Transportation Infrastructure -
2 .6%
Airports of Thailand PCL,
NVDR 33,500 53,100
Jiangsu Expressway Co.
Ltd., Class H 90,000 85,599
Salik Co. PJSC 104,275 95,673
Investments Shares Value
Transportation Infrastructure
(continued)
Taiwan High Speed Rail
Corp. 100,000 $ 90,508
324,880
Wireless Telecommunication Services -
4 .3%
Advanced Info Service
PCL, NVDR 12,500 82,059
Bharti Airtel Ltd. 3,190 56,827
Etihad Etisalat Co. 4,825 66,873
Far EasTone
Telecommunications
Co. Ltd. 27,000 70,806
Intouch Holdings PCL,
NVDR 40,000 92,299
SK Telecom Co. Ltd. 2,520 99,024
Taiwan Mobile Co. Ltd. 21,800 69,970
TIM SA 3,000 9,282
547,140
Total Common Stocks
(Cost $11,298,580) 12,577,826
Total Investments - 99.5%
(Cost $11,298,580) 12,577,826
Other assets less liabilities - 0.5% 68,936
NET ASSETS - 100.0% $12,646,762
*
Non-income producing security.
‡
Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a)
Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
Percentages shown are based on Net Assets.
Abbreviations
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
PJSC Public Joint Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index 4 09/20/2024 USD $ 219,300 $ 747
Forward Foreign Currency Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 39,368 Citibank NA INR
*
3,300,000 09/18/2024 $ 14
Net unrealized appreciation $ 14
*
Non-deliverable forward.
Abbreviations:
INR — Indian Rupee
USD — US Dollar
FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Brazil 3 .6%
China 17 .7
Egypt 0 .1
India 23 .2
Indonesia 1 .5
Kuwait 2 .1
Malaysia 5 .2
Mexico 0 .9
Morocco 1 .2
Peru 0 .9
Philippines 0 .5
Qatar 2 .4
Saudi Arabia 4 .4
South Korea 7 .9
Taiwan 19 .5
Thailand 2 .5
United Arab Emirates 5 .9
Other
1
0 .5
100.0%
1
Includes any non-equity securities and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .5%
Others
(1)
0 .5
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
July 31,2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.2%
Aerospace & Defense -
1.7%
AAR Corp.* 2,430 $ 156,978
AeroVironment, Inc.* 1,134 202,464
Axon Enterprise, Inc.* 1,458 437,415
Boeing Co. (The)* 18,032 3,436,899
BWX Technologies, Inc. 3,726 370,700
Curtiss-Wright Corp. 1,932 569,360
Ducommun, Inc.* 486 31,187
General Dynamics Corp. 6,601 1,971,785
General Electric Co. 25,116 4,274,743
HEICO Corp.(a) 1,288 310,846
HEICO Corp., Class A 1,620 307,978
Hexcel Corp. 2,898 191,877
Howmet Aerospace, Inc. 10,304 986,093
Huntington Ingalls
Industries, Inc. 1,134 317,497
Kratos Defense & Security
Solutions, Inc.* 3,726 83,984
L3Harris Technologies,
Inc. 4,508 1,022,820
Lockheed Martin Corp. 6,118 3,315,467
Mercury Systems, Inc.*(a) 3,864 137,365
Moog, Inc., Class A 1,771 347,293
Northrop Grumman Corp. 4,025 1,949,388
Rocket Lab USA, Inc.*(a) 21,413 112,204
RTX Corp. 38,801 4,558,729
Spirit AeroSystems
Holdings, Inc., Class
A*(a) 3,220 116,725
Textron, Inc. 5,635 523,491
TransDigm Group, Inc. 1,288 1,666,955
Triumph Group, Inc.* 6,156 100,897
V2X, Inc.*(a) 805 41,965
Woodward, Inc. 2,916 454,867
27,997,972
Air Freight & Logistics -
0.4%
Air Transport Services
Group, Inc.*(a) 4,830 77,956
CH Robinson Worldwide,
Inc.(a) 3,864 344,089
Expeditors International of
Washington, Inc. 4,025 502,401
FedEx Corp. 6,923 2,092,477
Forward Air Corp. 805 20,415
GXO Logistics, Inc.*(a) 6,440 360,511
Hub Group, Inc., Class A 4,991 233,429
United Parcel Service,
Inc., Class B 20,930 2,728,644
 6,359,922
Investments Shares Value
Automobile Components -
0.6%
Adient plc* 20,769 $ 535,009
American Axle &
Manufacturing
Holdings, Inc.* 4,991 37,083
Aptiv plc* 8,533 592,105
Autoliv, Inc.(a) 13,202 1,335,250
BorgWarner, Inc.(a) 42,987 1,517,871
Dana, Inc. 34,776 442,003
Dorman Products, Inc.* 1,610 163,206
Fox Factory Holding
Corp.* 4,025 214,895
Garrett Motion, Inc.*(a) 22,057 193,219
Gentex Corp. 10,465 325,043
Gentherm, Inc.* 2,737 151,028
Goodyear Tire & Rubber
Co. (The)* 49,910 583,947
LCI Industries(a) 1,932 225,445
Lear Corp. 11,431 1,395,039
Mobileye Global, Inc.,
Class A*(a) 3,864 81,144
Modine Manufacturing
Co.* 3,220 378,865
Patrick Industries, Inc.(a) 5,152 659,765
Phinia, Inc. 10,143 453,392
QuantumScape Corp.,
Class A*(a) 58,443 377,542
Standard Motor Products,
Inc.(a) 2,576 84,313
Visteon Corp.* 4,669 539,456
XPEL, Inc.*(a)(b) 1,134 46,347
10,331,967
Automobiles -
1.4%
Ford Motor Co. 108,514 1,174,122
General Motors Co. 34,615 1,534,137
Harley-Davidson, Inc.(a) 26,404 990,150
Lucid Group, Inc.*(a) 80,983 285,060
Rivian Automotive, Inc.,
Class A*(a) 156,492 2,568,034
Tesla, Inc.*(a) 64,078 14,870,581
Thor Industries, Inc.(a) 10,465 1,110,755
Winnebago Industries,
Inc.(a) 5,152 322,103
22,854,942
Banks -
6.5%
1st Source Corp. 2,093 133,010
Amalgamated Financial
Corp. 5,796 184,371
Amerant Bancorp, Inc.,
Class A 6,118 137,594
Ameris Bancorp(a) 14,007 852,886

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Associated Banc-Corp.(a) 34,937 $ 802,852
Atlantic Union Bankshares
Corp.(a) 15,295 631,531
Axos Financial, Inc.* 10,692 780,623
Banc of California, Inc. 28,658 400,639
BancFirst Corp.(a) 1,454 156,203
Bancorp, Inc. (The)*(a) 9,016 467,389
Bank of America Corp. 197,064 7,943,650
Bank of Hawaii Corp.(a) 483 33,129
Bank OZK(a) 23,345 1,094,647
BankUnited, Inc. 14,973 576,760
Banner Corp.(a) 8,694 514,859
Berkshire Hills Bancorp,
Inc. 14,007 386,593
BOK Financial Corp. 4,025 413,931
Brookline Bancorp, Inc. 4,347 45,600
Byline Bancorp, Inc. 7,084 198,706
Cadence Bank(a) 34,615 1,137,795
Capitol Federal Financial,
Inc. 46,690 295,081
Cathay General
Bancorp(a) 14,329 635,061
Central Pacific Financial
Corp. 2,415 63,007
Citigroup, Inc. 53,613 3,478,411
Citizens Financial Group,
Inc. 15,617 666,377
City Holding Co. 324 39,496
Coastal Financial
Corp.*(a) 3,220 169,694
Columbia Banking
System, Inc.(a) 48,300 1,263,528
Comerica, Inc. 28,658 1,570,745
Commerce Bancshares,
Inc.(a) 4,025 260,458
Community Financial
System, Inc.(a) 4,669 287,984
Community Trust
Bancorp, Inc. 1,782 90,383
ConnectOne Bancorp,
Inc. 1,127 27,296
CrossFirst Bankshares,
Inc.*(a) 5,474 101,488
Cullen/Frost Bankers,
Inc.(a) 13,363 1,564,273
Customers Bancorp,
Inc.*(a) 4,186 269,913
CVB Financial Corp.(a) 25,116 478,711
Dime Community
Bancshares, Inc.(a) 1,610 40,701
East West Bancorp, Inc.
(a) 27,853 2,448,000
Eastern Bankshares, Inc.
(a) 40,515 674,170
Investments Shares Value
Banks
(continued)
Enterprise Financial
Services Corp. 9,660 $ 510,724
FB Financial Corp. 966 45,103
Fifth Third Bancorp 20,286 858,909
First Bancorp/NC 3,078 128,660
First Bancorp/PR 38,479 825,375
First Bancshares, Inc.
(The) 2,254 75,103
First Busey Corp. 14,168 388,770
First Citizens
BancShares, Inc.,
Class A 324 676,412
First Commonwealth
Financial Corp. 22,032 398,339
First Financial Bancorp 16,362 447,664
First Financial
Bankshares, Inc. 2,576 99,073
First Hawaiian, Inc.(a) 25,760 645,030
First Horizon Corp. 116,081 1,942,035
First Interstate
BancSystem, Inc.,
Class A 14,812 467,615
First Merchants Corp. 14,651 591,168
First Mid Bancshares, Inc. 6,923 265,774
FNB Corp.(a) 67,781 1,039,761
Fulton Financial Corp.(a) 33,488 648,663
Glacier Bancorp, Inc.(a) 1,932 86,380
Great Southern Bancorp,
Inc.(a) 322 20,160
Hancock Whitney Corp. 15,939 872,341
Heartland Financial USA,
Inc. 5,957 324,776
Heritage Commerce Corp. 22,057 228,290
Heritage Financial Corp. 13,685 317,081
Hilltop Holdings, Inc.(a) 4,508 148,719
Home BancShares, Inc. 36,225 1,026,254
Hope Bancorp, Inc. 16,905 222,470
Horizon Bancorp, Inc. 18,515 295,685
Huntington Bancshares,
Inc. 41,055 613,772
Independent Bank Corp. 6,279 402,798
Independent Bank Group,
Inc. 8,050 475,433
International Bancshares
Corp. 11,664 786,620
JPMorgan Chase & Co. 81,949 17,438,747
KeyCorp 28,658 462,254
Lakeland Financial Corp.
(a) 648 44,407
Live Oak Bancshares, Inc. 644 29,070
M&T Bank Corp. 5,313 914,739
Mercantile Bank Corp. 2,093 101,217
National Bank Holdings
Corp., Class A 7,567 316,906
NBT Bancorp, Inc.(a) 322 15,784
New York Community
Bancorp, Inc.(a) 50,607 532,386

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Nicolet Bankshares, Inc. 1,427 $ 143,499
Northwest Bancshares,
Inc.(a) 24,633 345,847
OceanFirst Financial
Corp. 12,719 231,104
OFG Bancorp 11,753 533,821
Old National Bancorp 64,561 1,292,511
Old Second Bancorp, Inc. 4,025 68,103
Origin Bancorp, Inc.(a) 3,381 116,171
Pacific Premier Bancorp,
Inc. 24,794 670,926
Park National Corp.(a) 324 57,335
Pathward Financial, Inc. 2,592 175,064
Peoples Bancorp, Inc. 5,184 172,472
Pinnacle Financial
Partners, Inc.(a) 16,744 1,612,782
PNC Financial Services
Group, Inc. (The) 11,109 2,011,840
Popular, Inc. 14,812 1,520,156
Preferred Bank(a) 3,703 318,680
Premier Financial Corp. 10,948 277,422
Prosperity Bancshares,
Inc.(a) 17,710 1,284,329
Provident Financial
Services, Inc. 23,604 437,618
QCR Holdings, Inc. 1,782 136,216
Regions Financial Corp. 28,014 626,673
S&T Bancorp, Inc. 6,923 307,243
Sandy Spring Bancorp,
Inc. 4,025 123,286
ServisFirst Bancshares,
Inc.(a) 3,703 297,129
Simmons First National
Corp., Class A 20,608 443,690
Southside Bancshares,
Inc.(a) 10,304 360,537
SouthState Corp.(a) 14,490 1,434,075
Stellar Bancorp, Inc. 15,617 427,906
Stock Yards Bancorp,
Inc.(a) 486 30,239
Synovus Financial Corp.
(a) 31,234 1,460,190
Texas Capital
Bancshares, Inc.* 2,898 191,558
TFS Financial Corp.(a) 11,270 152,821
Tompkins Financial Corp. 5,152 324,267
Towne Bank 7,084 235,472
TriCo Bancshares 4,347 202,266
Triumph Financial, Inc.*(a) 2,093 189,898
Truist Financial Corp. 36,547 1,633,285
TrustCo Bank Corp. NY 8,050 286,661
Trustmark Corp. 15,134 525,604
UMB Financial Corp. 8,211 837,686
United Bankshares, Inc.
(a) 28,980 1,128,191
Investments Shares Value
Banks
(continued)
United Community Banks,
Inc. 28,336 $ 876,999
Univest Financial Corp. 4,347 120,195
US Bancorp 44,919 2,015,965
Valley National
Bancorp(a) 88,389 742,468
Veritex Holdings, Inc. 11,270 282,539
WaFd, Inc.(a) 20,447 727,709
Webster Financial Corp. 35,581 1,765,529
Wells Fargo & Co. 100,947 5,990,195
WesBanco, Inc. 15,939 508,135
Westamerica Bancorp(a) 5,474 295,377
Western Alliance Bancorp 22,701 1,826,522
Wintrust Financial Corp. 11,826 1,279,573
WSFS Financial Corp.(a) 10,465 591,168
Zions Bancorp NA 32,361 1,672,093
108,367,052
Beverages -
1.0%
Boston Beer Co., Inc.
(The), Class A* 322 90,228
Brown-Forman Corp.,
Class A 1,296 59,085
Brown-Forman Corp.,
Class B(a) 4,347 196,310
Celsius Holdings, Inc.*(a) 4,347 203,570
Coca-Cola Co. (The) 90,965 6,071,004
Coca-Cola Consolidated,
Inc. 322 368,977
Constellation Brands, Inc.,
Class A 3,864 947,298
Duckhorn Portfolio, Inc.
(The)*(a) 17,388 126,237
Keurig Dr Pepper, Inc. 24,955 855,457
MGP Ingredients, Inc.(a) 161 13,129
Molson Coors Beverage
Co., Class B(a) 5,994 316,783
Monster Beverage Corp.* 17,820 916,839
National Beverage Corp. 972 47,424
PepsiCo, Inc. 31,878 5,504,374
Vita Coco Co., Inc.
(The)*(a) 3,864 99,846
15,816,561
Biotechnology -
2.3%
89bio, Inc.*(a) 30,107 275,780
AbbVie, Inc. 50,876 9,428,340
ACADIA Pharmaceuticals,
Inc.*(a) 6,440 122,489
Agios Pharmaceuticals,
Inc.*(a) 4,452 206,573
Akero Therapeutics, Inc.* 7,245 193,659
Alkermes plc* 31,395 857,711

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Alnylam Pharmaceuticals,
Inc.* 2,737 $ 649,928
Amgen, Inc. 15,617 5,192,184
Amicus Therapeutics,
Inc.* 6,318 65,139
AnaptysBio, Inc.*(a) 2,415 84,139
Apellis Pharmaceuticals,
Inc.* 3,220 127,512
Arcus Biosciences,
Inc.*(a) 6,118 100,396
Arrowhead
Pharmaceuticals,
Inc.*(a) 2,093 59,776
Aurinia Pharmaceuticals,
Inc.*(a) 12,719 74,788
Beam Therapeutics,
Inc.*(a) 19,320 611,285
Biogen, Inc.* 2,898 617,854
Biohaven Ltd.* 6,440 253,285
BioMarin Pharmaceutical,
Inc.* 4,508 380,160
Blueprint Medicines
Corp.*(a) 3,059 331,290
Bridgebio Pharma,
Inc.*(a) 4,991 129,516
Catalyst Pharmaceuticals,
Inc.* 8,676 149,574
Celldex Therapeutics,
Inc.*(a) 483 18,407
Cerevel Therapeutics
Holdings, Inc.* 2,754 123,820
Crinetics
Pharmaceuticals, Inc.* 483 25,657
CRISPR Therapeutics
AG*(a) 5,313 304,382
Cytokinetics, Inc.*(a) 2,576 152,010
Denali Therapeutics,
Inc.*(a) 10,626 258,956
Dynavax Technologies
Corp.*(a) 12,558 140,524
Exact Sciences Corp.*(a) 1,771 80,899
Exelixis, Inc.* 16,905 396,422
Geron Corp.* 22,862 108,366
Gilead Sciences, Inc. 37,030 2,816,502
Halozyme Therapeutics,
Inc.* 6,762 373,668
Immunovant, Inc.*(a) 2,093 60,843
Incyte Corp.* 3,703 240,954
Insmed, Inc.* 5,635 409,946
Intellia Therapeutics,
Inc.*(a) 8,694 227,870
Ionis Pharmaceuticals,
Inc.*(a) 6,118 302,596
Iovance Biotherapeutics,
Inc.*(a) 13,202 115,253
Investments Shares Value
Biotechnology
(continued)
Ironwood
Pharmaceuticals, Inc.,
Class A* 322 $ 2,199
Keros Therapeutics,
Inc.*(a) 2,415 121,136
Krystal Biotech, Inc.*(a) 1,449 302,058
Kura Oncology, Inc.*(a) 7,728 160,820
Kymera Therapeutics,
Inc.*(a) 2,898 133,888
Madrigal Pharmaceuticals,
Inc.*(a) 966 274,982
Moderna, Inc.* 6,923 825,360
Morphic Holding, Inc.* 8,050 456,113
Myriad Genetics, Inc.*(a) 2,754 77,029
Natera, Inc.*(a) 3,864 395,635
Neurocrine Biosciences,
Inc.* 1,944 275,212
Novavax, Inc.*(a) 22,701 290,800
PTC Therapeutics, Inc.* 1,610 54,498
Recursion
Pharmaceuticals, Inc.,
Class A*(a) 11,592 95,054
Regeneron
Pharmaceuticals, Inc.* 2,415 2,606,244
REVOLUTION Medicines,
Inc.* 8,050 367,402
Rocket Pharmaceuticals,
Inc.*(a) 6,118 148,056
Roivant Sciences Ltd.*(a) 7,728 83,849
Sage Therapeutics, Inc.* 161 1,763
Sana Biotechnology,
Inc.*(a) 12,075 73,537
Sarepta Therapeutics,
Inc.* 3,059 435,112
SpringWorks
Therapeutics, Inc.*(a) 3,864 138,756
Summit Therapeutics,
Inc.*(a) 4,991 53,903
TG Therapeutics, Inc.*(a) 1,610 31,814
Twist Bioscience Corp.*(a) 2,737 152,752
Ultragenyx
Pharmaceutical, Inc.* 3,059 137,716
United Therapeutics
Corp.* 1,449 453,957
Vaxcyte, Inc.*(a) 5,474 431,844
Veracyte, Inc.* 8,533 204,792
Vertex Pharmaceuticals,
Inc.* 6,118 3,032,815
Viking Therapeutics, Inc.* 4,186 238,602
Vir Biotechnology, Inc.* 12,236 124,318
Viridian Therapeutics,
Inc.*(a) 11,270 189,899
Xencor, Inc.*(a) 6,118 124,930
Zymeworks, Inc.* 14,329 149,881
 38,715,179

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Broadline Retail -
2.8%
Amazon.com, Inc.* 218,316 $ 40,820,726
Coupang, Inc., Class A* 29,946 621,379
Dillard's, Inc., Class A(a) 322 128,346
eBay, Inc.(a) 15,939 886,368
Etsy, Inc.* 4,830 314,626
Kohl's Corp.(a) 20,769 449,857
Macy's, Inc. 54,096 934,779
MercadoLibre, Inc.* 1,127 1,880,850
Nordstrom, Inc.(a) 20,608 470,481
Ollie's Bargain Outlet
Holdings, Inc.*(a) 2,916 284,718
Savers Value Village,
Inc.*(a) 5,796 59,061
46,851,191
Building Products -
0.9%
A O Smith Corp. 3,078 261,753
AAON, Inc.(a) 3,402 301,179
Advanced Drainage
Systems, Inc.(a) 2,254 399,048
Allegion plc(a) 1,771 242,290
American Woodmark
Corp.* 3,864 394,708
Apogee Enterprises, Inc. 2,737 187,868
Armstrong World
Industries, Inc. 1,127 148,088
AZEK Co., Inc. (The),
Class A* 4,347 195,137
AZZ, Inc. 2,415 193,103
Builders FirstSource, Inc.* 4,025 673,664
Carlisle Cos., Inc. 1,296 542,480
Carrier Global Corp. 21,060 1,434,397
CSW Industrials, Inc.(a) 322 104,463
Fortune Brands
Innovations, Inc. 4,508 364,291
Gibraltar Industries, Inc.* 810 60,159
Griffon Corp. 3,220 232,033
Hayward Holdings,
Inc.*(a) 11,109 164,302
Insteel Industries, Inc. 2,415 82,714
JELD-WEN Holding,
Inc.*(a) 12,397 206,906
Johnson Controls
International plc 17,227 1,232,420
Lennox International, Inc. 805 469,717
Masco Corp. 6,480 504,468
Masterbrand, Inc.*(a) 23,345 421,377
Owens Corning 3,059 570,136
Quanex Building Products
Corp.(a) 4,669 155,945
Resideo Technologies,
Inc.* 25,760 585,267
Simpson Manufacturing
Co., Inc. 1,458 280,067
Investments Shares Value
Building Products
(continued)
Trane Technologies plc 5,184 $ 1,732,908
Trex Co., Inc.* 5,635 471,255
UFP Industries, Inc. 11,988 1,581,577
Zurn Elkay Water
Solutions Corp.(a) 4,212 136,722
14,330,442
Capital Markets -
3.1%
Affiliated Managers
Group, Inc.(a) 7,084 1,314,932
Ameriprise Financial, Inc. 2,415 1,038,619
Ares Management Corp.,
Class A 3,542 542,634
Artisan Partners Asset
Management, Inc.,
Class A(a) 1,932 85,317
B. Riley Financial, Inc.(a) 2,415 46,368
Bank of New York Mellon
Corp. (The) 20,608 1,340,963
BGC Group, Inc., Class A 27,531 253,561
BlackRock, Inc. 4,186 3,669,029
Blackstone, Inc. 16,261 2,311,501
Blue Owl Capital, Inc.,
Class A(a) 17,496 333,649
Brightsphere Investment
Group, Inc. 4,860 127,283
Carlyle Group, Inc. (The)
(a) 4,830 240,244
Charles Schwab Corp.
(The) 34,293 2,235,561
CME Group, Inc. 8,211 1,590,553
Cohen & Steers, Inc.(a) 1,449 124,353
Coinbase Global, Inc.,
Class A*(a) 4,347 975,293
Donnelley Financial
Solutions, Inc.*(a) 1,127 76,050
Evercore, Inc., Class A 1,771 443,441
FactSet Research
Systems, Inc.(a) 810 334,603
Federated Hermes, Inc.,
Class B 13,685 469,806
Franklin Resources, Inc. 8,855 202,514
Goldman Sachs Group,
Inc. (The) 9,499 4,835,276
Hamilton Lane, Inc., Class
A(a) 2,415 348,654
Houlihan Lokey, Inc.,
Class A(a) 1,620 243,405
Interactive Brokers Group,
Inc., Class A 3,220 384,049
Intercontinental
Exchange, Inc. 13,358 2,024,538
Invesco Ltd. 66,171 1,142,111
Janus Henderson Group
plc 27,853 1,036,967

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Jefferies Financial Group,
Inc. 30,751 $ 1,798,011
KKR & Co., Inc. 18,354 2,265,801
LPL Financial Holdings,
Inc. 2,093 463,641
MarketAxess Holdings,
Inc. 2,093 467,848
Moelis & Co., Class A 3,078 209,304
Moody's Corp. 3,864 1,763,839
Morgan Stanley 36,708 3,788,633
Morningstar, Inc. 486 154,378
MSCI, Inc. 1,782 963,634
Nasdaq, Inc. 8,050 544,824
Northern Trust Corp.(c) 6,440 570,906
Open Lending Corp.*(a) 9,338 58,829
Piper Sandler Cos. 966 263,988
PJT Partners, Inc., Class
A(a) 324 43,073
Raymond James
Financial, Inc. 5,152 597,632
Robinhood Markets, Inc.,
Class A* 16,744 344,424
S&P Global, Inc. 7,245 3,511,869
SEI Investments Co. 3,542 240,289
State Street Corp. 9,177 779,770
Stifel Financial Corp.(a) 20,447 1,813,035
StoneX Group, Inc.* 6,041 503,457
T. Rowe Price Group,
Inc.(a) 7,084 809,064
TPG, Inc., Class A 2,106 107,385
Tradeweb Markets, Inc.,
Class A 3,542 395,571
Victory Capital Holdings,
Inc., Class A(a) 6,279 328,957
Virtu Financial, Inc., Class
A(a) 20,608 563,011
Virtus Investment
Partners, Inc. 1,127 254,702
WisdomTree, Inc.(a) 162 1,934
51,379,083
Chemicals -
1.4%
AdvanSix, Inc. 5,796 162,114
Air Products and
Chemicals, Inc. 6,118 1,614,234
Albemarle Corp.(a) 2,737 256,375
Arcadium Lithium plc*(a) 217,350 691,173
Ashland, Inc. 1,782 172,230
Avient Corp. 5,796 262,211
Axalta Coating Systems
Ltd.* 8,262 294,540
Balchem Corp. 1,782 316,234
Cabot Corp. 3,220 322,934
Celanese Corp.(a) 3,059 431,778
Investments Shares Value
Chemicals
(continued)
CF Industries Holdings,
Inc. 6,279 $ 479,653
Chemours Co. (The)(a) 32,361 782,165
Corteva, Inc. 15,295 858,050
Dow, Inc. 18,837 1,026,051
DuPont de Nemours, Inc. 10,787 902,872
Eastman Chemical Co. 3,381 349,359
Ecolab, Inc. 5,474 1,262,797
Ecovyst, Inc.*(a) 9,499 90,620
Element Solutions, Inc. 12,474 336,174
FMC Corp.(a) 3,542 206,711
Hawkins, Inc.(a) 486 50,495
HB Fuller Co.(a) 1,458 125,680
Huntsman Corp.(a) 2,576 61,644
Ingevity Corp.* 161 7,388
Innospec, Inc. 648 84,979
International Flavors &
Fragrances, Inc. 4,830 480,488
Koppers Holdings, Inc.(a) 3,381 137,641
Kronos Worldwide, Inc.(a) 5,957 71,246
Linde plc 11,270 5,110,945
LSB Industries, Inc.*(a) 805 7,334
LyondellBasell Industries
NV, Class A 7,290 725,063
Mativ Holdings, Inc. 12,075 230,512
Minerals Technologies,
Inc. 2,254 176,669
Mosaic Co. (The) 10,626 316,336
NewMarket Corp.(a) 1,288 722,401
Olin Corp. 3,542 161,551
Perimeter Solutions SA* 19,159 185,651
PPG Industries, Inc. 4,991 633,757
PureCycle Technologies,
Inc.*(a) 18,837 145,233
Quaker Chemical Corp. 644 116,931
RPM International, Inc.(a) 2,592 314,824
Scotts Miracle-Gro Co.
(The)(a) 3,381 265,747
Sensient Technologies
Corp. 966 75,396
Sherwin-Williams Co.
(The) 5,313 1,863,800
Stepan Co. 322 27,251
Tronox Holdings plc 4,508 72,849
Westlake Corp. 483 71,416
23,061,502
Commercial Services & Supplies -
0.8%
ABM Industries, Inc. 11,592 644,052
ACV Auctions, Inc., Class
A* 1,127 19,249
Brady Corp., Class A 972 69,605
Brink's Co. (The) 9,396 1,033,466
Casella Waste Systems,
Inc., Class A*(a) 1,944 201,321

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Commercial Services & Supplies
(continued)
Cimpress plc*(a) 1,610 $ 146,945
Cintas Corp. 1,944 1,485,099
Clean Harbors, Inc.* 1,610 384,355
Copart, Inc.* 20,608 1,078,417
CoreCivic, Inc.* 10,143 141,393
Deluxe Corp.(a) 9,821 239,436
Ennis, Inc.(a) 4,347 103,632
Enviri Corp.* 17,227 203,623
GEO Group, Inc. (The)* 21,574 312,823
HNI Corp. 3,240 178,038
Interface, Inc., Class A 9,660 166,925
Matthews International
Corp., Class A 10,787 312,284
MillerKnoll, Inc.(a) 17,549 544,370
MSA Safety, Inc. 2,093 394,844
OPENLANE, Inc.* 2,898 51,816
Pitney Bowes, Inc. 10,143 66,944
Republic Services, Inc. 4,860 944,395
Rollins, Inc. 5,994 287,173
Steelcase, Inc., Class A(a) 25,277 366,264
Stericycle, Inc.* 5,152 301,650
Tetra Tech, Inc.(a) 1,771 377,648
UniFirst Corp. 805 156,605
Veralto Corp. 6,440 686,246
Viad Corp.* 2,106 70,024
Waste Management, Inc. 8,748 1,772,870
12,741,512
Communications Equipment -
0.7%
Arista Networks, Inc.* 5,796 2,008,604
Calix, Inc.* 4,347 178,792
Ciena Corp.* 5,313 280,208
Cisco Systems, Inc. 116,242 5,631,925
Digi International, Inc.*(a) 3,240 88,452
Extreme Networks, Inc.* 8,855 126,627
F5, Inc.* 1,127 229,502
Harmonic, Inc.* 4,186 61,367
Infinera Corp.*(a) 2,254 13,389
Juniper Networks, Inc. 9,821 370,153
Lumentum Holdings,
Inc.*(a) 4,830 250,097
Motorola Solutions, Inc. 4,050 1,615,626
NetScout Systems, Inc.* 9,177 186,752
Viasat, Inc.*(a) 7,728 156,260
Viavi Solutions, Inc.* 4,347 34,950
11,232,704
Construction & Engineering -
0.3%
AECOM 4,105 371,954
Ameresco, Inc., Class A* 8,694 274,470
API Group Corp.* 6,923 262,313
Arcosa, Inc. 1,296 120,411
Investments Shares Value
Construction & Engineering
(continued)
Argan, Inc. 1,620 $ 127,867
Comfort Systems USA,
Inc. 805 267,598
Construction Partners,
Inc., Class A* 810 52,367
Dycom Industries, Inc.* 1,296 237,829
EMCOR Group, Inc. 1,288 483,567
Fluor Corp.*(a) 5,508 264,935
Granite Construction,
Inc.(a) 3,240 221,810
IES Holdings, Inc.* 1,288 198,313
MasTec, Inc.*(a) 2,415 265,722
MDU Resources Group,
Inc. 11,914 320,963
MYR Group, Inc.*(a) 1,127 158,321
Primoris Services Corp. 4,186 236,383
Quanta Services, Inc. 3,703 982,702
Sterling Infrastructure,
Inc.* 2,254 262,275
Tutor Perini Corp.* 3,703 92,168
Valmont Industries, Inc. 644 192,144
WillScot Holdings
Corp.*(a) 5,957 244,237
5,638,349
Construction Materials -
0.2%
CRH plc 18,354 1,572,938
Eagle Materials, Inc. 1,620 441,126
Knife River Corp.* 644 51,211
Martin Marietta Materials,
Inc. 1,458 865,104
Summit Materials, Inc.,
Class A*(a) 4,789 200,085
Vulcan Materials Co. 2,916 800,471
3,930,935
Consumer Finance -
0.8%
Ally Financial, Inc. 9,982 449,290
American Express Co. 16,583 4,196,162
Bread Financial Holdings,
Inc. 7,406 404,219
Capital One Financial
Corp. 11,270 1,706,278
Credit Acceptance
Corp.*(a) 277 159,247
Discover Financial
Services 7,406 1,066,390
Encore Capital Group,
Inc.*(a) 5,957 301,126
Enova International, Inc.* 6,966 602,350
EZCORP, Inc., Class
A*(a) 3,220 33,552
FirstCash Holdings, Inc. 1,296 144,634
LendingClub Corp.* 15,939 199,397

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Finance
(continued)
Navient Corp.(a) 22,032 $ 361,545
Nelnet, Inc., Class A 1,449 163,317
NerdWallet, Inc., Class A* 9,982 146,037
OneMain Holdings, Inc. 22,218 1,161,113
PROG Holdings, Inc. 6,762 304,696
SLM Corp. 48,783 1,106,886
SoFi Technologies,
Inc.*(a) 41,055 309,555
Synchrony Financial 9,499 482,454
Upstart Holdings, Inc.*(a) 3,864 107,922
World Acceptance Corp.* 324 39,567
13,445,737
Consumer Staples Distribution & Retail -
1.4%
Albertsons Cos., Inc.,
Class A 8,211 162,824
Andersons, Inc. (The) 2,737 149,249
BJ's Wholesale Club
Holdings, Inc.* 3,969 349,113
Casey's General Stores,
Inc. 1,127 437,096
Chefs' Warehouse, Inc.
(The)*(a) 3,381 140,616
Costco Wholesale Corp. 10,304 8,469,888
Dollar General Corp. 5,796 697,780
Dollar Tree, Inc.* 4,669 487,163
Grocery Outlet Holding
Corp.* 644 12,597
Ingles Markets, Inc.,
Class A(a) 1,288 104,392
Kroger Co. (The) 19,964 1,088,038
Maplebear, Inc.* 6,601 227,668
Performance Food Group
Co.* 3,542 244,398
PriceSmart, Inc. 324 29,591
SpartanNash Co. 7,728 163,215
Sprouts Farmers Market,
Inc.* 5,635 562,880
Sysco Corp. 11,270 863,846
Target Corp. 13,202 1,985,713
United Natural Foods,
Inc.*(a) 10,465 162,208
US Foods Holding Corp.* 6,762 367,785
Walgreens Boots Alliance,
Inc.(a) 20,447 242,706
Walmart, Inc. 101,108 6,940,053
Weis Markets, Inc. 1,595 120,343
24,009,162
Containers & Packaging -
0.6%
Amcor plc 32,683 344,152
AptarGroup, Inc. 2,254 331,293
Avery Dennison Corp. 1,620 351,265
Investments Shares Value
Containers & Packaging
(continued)
Ball Corp. 8,050 $ 513,832
Berry Global Group, Inc. 23,989 1,576,557
Crown Holdings, Inc.(a) 4,025 357,018
Graphic Packaging
Holding Co.(a) 59,892 1,802,749
Greif, Inc., Class A 5,346 356,471
Greif, Inc., Class B 161 11,378
International Paper Co.(a) 7,567 351,714
Myers Industries, Inc. 2,576 38,382
O-I Glass, Inc.* 36,708 490,419
Packaging Corp. of
America 2,415 482,686
Pactiv Evergreen, Inc.(a) 12,558 165,012
Sealed Air Corp. 26,243 998,546
Silgan Holdings, Inc. 5,152 264,967
Smurfit WestRock plc* 14,329 642,512
Sonoco Products Co. 18,676 1,007,010
TriMas Corp. 1,296 31,856
10,117,819
Distributors -
0.1%
A-Mark Precious Metals,
Inc.(a) 3,381 129,966
Genuine Parts Co. 3,703 544,748
LKQ Corp. 8,748 363,042
Pool Corp.(a) 1,127 421,543
1,459,299
Diversified Consumer Services -
0.2%
ADT, Inc.(a) 45,724 355,733
Adtalem Global
Education, Inc.* 5,957 467,088
Bright Horizons Family
Solutions, Inc.* 3,059 367,845
Duolingo, Inc., Class A*(a) 1,127 193,776
Frontdoor, Inc.*(a) 2,254 88,943
Graham Holdings Co.,
Class B 161 124,751
Grand Canyon Education,
Inc.* 1,127 175,756
H&R Block, Inc.(a) 8,050 466,417
Laureate Education, Inc.
(a) 8,694 134,757
OneSpaWorld Holdings
Ltd.*(a) 8,262 132,935
Perdoceo Education Corp. 7,567 187,586
Service Corp.
International(a) 4,212 336,581
Strategic Education, Inc.
(a) 1,620 170,748
Stride, Inc.*(a) 3,220 244,656
 3,447,572

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified REITs -
0.1%
Alexander & Baldwin, Inc.,
REIT 2,754 $ 54,281
Armada Hoffler
Properties, Inc.,
REIT(a) 23,989 284,989
Broadstone Net Lease,
Inc., REIT 14,651 255,074
Empire State Realty Trust,
Inc., Class A, REIT 14,651 157,791
Essential Properties
Realty Trust, Inc.,
REIT(a) 6,923 204,851
Gladstone Commercial
Corp., REIT 8,533 128,422
Global Net Lease, Inc.,
REIT(a) 56,028 487,444
WP Carey, Inc., REIT 6,923 400,219
1,973,071
Diversified Telecommunication Services -
0.8%
Anterix, Inc.* 3,059 123,155
AT&T, Inc. 204,631 3,939,146
Frontier Communications
Parent, Inc.*(a) 41,216 1,207,629
Globalstar, Inc.*(a) 42,504 51,430
Iridium Communications,
Inc. 5,957 170,966
Liberty Global Ltd., Class
A*(a) 27,370 533,441
Liberty Global Ltd., Class
C*(a) 36,225 728,485
Liberty Latin America Ltd.,
Class A* 20,125 210,910
Liberty Latin America Ltd.,
Class C*(a) 14,490 153,594
Lumen Technologies,
Inc.*(a) 201,572 634,952
Shenandoah
Telecommunications
Co. 966 20,566
Verizon Communications,
Inc. 120,267 4,873,219
12,647,493
Electric Utilities -
1.5%
ALLETE, Inc. 10,143 654,224
Alliant Energy Corp. 6,118 340,528
American Electric Power
Co., Inc. 14,168 1,390,164
Avangrid, Inc. 4,347 155,057
Constellation Energy
Corp. 7,084 1,344,543
Duke Energy Corp. 21,413 2,339,799
Investments Shares Value
Electric Utilities
(continued)
Edison International 10,143 $ 811,541
Entergy Corp.(a) 5,313 616,149
Evergy, Inc. 8,533 494,914
Eversource Energy 8,050 522,525
Exelon Corp. 25,116 934,315
FirstEnergy Corp.(a) 15,134 634,266
Hawaiian Electric
Industries, Inc.(a) 22,379 370,596
IDACORP, Inc.(a) 1,127 110,164
MGE Energy, Inc.(a) 972 85,380
NextEra Energy, Inc. 58,604 4,476,760
NRG Energy, Inc. 7,084 532,504
OGE Energy Corp. 6,762 262,163
Otter Tail Corp.(a) 2,898 280,874
PG&E Corp. 56,511 1,031,326
Pinnacle West Capital
Corp.(a) 21,735 1,860,299
PNM Resources, Inc. 21,574 897,047
Portland General Electric
Co.(a) 23,506 1,113,714
PPL Corp. 17,066 507,202
Southern Co. (The)(a) 30,590 2,554,877
Xcel Energy, Inc. 17,227 1,003,990
25,324,921
Electrical Equipment -
0.9%
Acuity Brands, Inc. 1,771 445,141
AMETEK, Inc. 4,991 865,839
Atkore, Inc.(a) 8,050 1,086,750
Bloom Energy Corp.,
Class A*(a) 1,932 26,159
Eaton Corp. plc 9,234 2,814,431
Emerson Electric Co. 15,295 1,791,197
EnerSys 7,406 814,142
Fluence Energy, Inc.,
Class A*(a) 8,050 131,859
GE Vernova, Inc.* 5,796 1,033,079
Generac Holdings, Inc.* 2,898 451,161
Hubbell, Inc., Class B(a) 1,134 448,667
NEXTracker, Inc., Class
A* 24,150 1,186,731
nVent Electric plc 4,991 362,496
Plug Power, Inc.*(a) 166,313 410,793
Regal Rexnord Corp. 1,944 312,362
Rockwell Automation, Inc. 2,592 722,261
Sensata Technologies
Holding plc(a) 27,692 1,079,711
Sunrun, Inc.*(a) 38,640 677,359
Vertiv Holdings Co.,
Class A 8,855 696,889
Vicor Corp.*(a) 483 20,339
 15,377,366

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
Electronic Equipment, Instruments & Components -
1.0%
Advanced Energy
Industries, Inc.(a) 972 $ 113,112
Amphenol Corp., Class A 26,404 1,696,721
Arrow Electronics, Inc.* 10,465 1,294,416
Avnet, Inc. 18,792 1,010,258
Badger Meter, Inc.(a) 1,771 365,109
Bel Fuse, Inc., Class B 644 47,830
Belden, Inc.(a) 2,576 238,769
Benchmark Electronics,
Inc.(a) 7,776 372,237
CDW Corp. 2,916 636,009
Cognex Corp.(a) 7,728 383,463
Coherent Corp.* 7,085 493,652
Corning, Inc. 20,608 824,526
Crane NXT Co. 4,025 253,092
CTS Corp. 810 39,593
ePlus, Inc.*(a) 2,576 236,786
Fabrinet*(a) 1,944 428,769
Flex Ltd.* 14,973 481,382
Insight Enterprises,
Inc.*(a) 6,118 1,373,491
IPG Photonics Corp.* 1,932 155,333
Itron, Inc.* 1,782 184,330
Jabil, Inc. 4,186 471,637
Keysight Technologies,
Inc.* 4,025 561,769
Kimball Electronics,
Inc.*(a) 3,220 76,314
Knowles Corp.* 2,430 44,396
Littelfuse, Inc. 966 258,028
Mirion Technologies, Inc.,
Class A*(a) 15,617 164,603
Novanta, Inc.* 1,782 322,863
OSI Systems, Inc.* 483 71,474
PC Connection, Inc. 162 11,594
Plexus Corp.* 644 82,542
Sanmina Corp.*(a) 12,558 945,994
ScanSource, Inc.* 3,726 193,938
TD SYNNEX Corp.(a) 648 77,222
TE Connectivity Ltd. 7,728 1,192,662
Teledyne Technologies,
Inc.* 1,134 478,389
Trimble, Inc.* 5,152 280,990
TTM Technologies, Inc.* 19,602 379,887
Vishay Intertechnology,
Inc.(a) 9,660 234,835
Vontier Corp. 8,855 347,382
Zebra Technologies Corp.,
Class A* 966 339,250
17,164,647
Energy Equipment & Services -
0.6%
Archrock, Inc. 11,109 230,290
Atlas Energy Solutions,
Inc., Class A(a) 8,050 170,982
Investments Shares Value
Energy Equipment & Services
(continued)
Baker Hughes Co. 25,277 $ 978,725
Cactus, Inc., Class A(a) 4,050 255,636
ChampionX Corp. 10,626 364,047
Diamond Offshore Drilling,
Inc.*(a) 11,592 190,341
Dril-Quip, Inc.* 2,254 39,039
Halliburton Co. 24,794 859,856
Helix Energy Solutions
Group, Inc.*(a) 13,202 155,784
Helmerich & Payne, Inc.
(a) 16,583 670,285
Liberty Energy, Inc., Class
A(a) 36,869 890,386
Nabors Industries Ltd.*(a) 2,737 281,472
NOV, Inc.(a) 20,608 429,059
Oceaneering
International, Inc.* 7,889 236,828
Patterson-UTI Energy,
Inc. 70,679 776,762
ProFrac Holding Corp.,
Class A*(a) 16,261 151,065
ProPetro Holding
Corp.*(a) 25,921 248,582
RPC, Inc. 11,592 86,592
Schlumberger NV 39,928 1,928,123
Select Water Solutions,
Inc., Class A 11,753 138,920
Tidewater, Inc.*(a) 1,288 127,461
Transocean Ltd.*(a) 132,503 767,192
US Silica Holdings, Inc.* 9,177 142,152
Valaris Ltd.*(a) 1,449 113,877
Weatherford International
plc* 3,864 455,411
10,688,867
Entertainment -
1.0%
AMC Entertainment
Holdings, Inc., Class
A*(a) 54,740 290,670
Atlanta Braves Holdings,
Inc., Class C* 194 8,426
Cinemark Holdings,
Inc.*(a) 9,338 220,190
Electronic Arts, Inc. 5,796 874,848
Endeavor Group
Holdings, Inc., Class A 9,660 264,877
IMAX Corp.*(a) 1,782 37,600
Liberty Media Corp.-
Liberty Formula One,
Class A* 1,620 119,832
Liberty Media Corp.-
Liberty Formula One,
Class C*(a) 5,022 406,129
Lions Gate Entertainment
Corp., Class B* 9,660 79,598

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Live Nation
Entertainment, Inc.*(a) 4,186 $ 402,651
Madison Square Garden
Sports Corp.* 322 64,532
Netflix, Inc.* 9,982 6,272,190
Playtika Holding Corp. 22,540 171,980
ROBLOX Corp., Class A* 10,787 447,876
Roku, Inc.* 5,152 299,898
Sphere Entertainment
Co.* 4,508 200,516
Take-Two Interactive
Software, Inc.*(a) 4,025 605,883
TKO Group Holdings,
Inc., Class A(a) 2,093 228,870
Walt Disney Co. (The) 52,325 4,902,329
Warner Bros Discovery,
Inc.* 80,339 694,932
Warner Music Group
Corp., Class A(a) 2,898 86,969
16,680,796
Financial Services -
4.0%
Affirm Holdings, Inc.,
Class A*(a) 10,626 300,610
Apollo Global
Management, Inc. 12,397 1,553,468
AvidXchange Holdings,
Inc.* 10,626 94,996
Berkshire Hathaway, Inc.,
Class B* 51,681 22,662,119
Block, Inc., Class A* 12,880 797,014
Compass Diversified
Holdings 7,567 182,062
Corebridge Financial, Inc. 2,898 85,636
Corpay, Inc.* 1,443 421,096
Enact Holdings, Inc. 3,381 115,055
Equitable Holdings, Inc. 11,270 491,485
Essent Group Ltd. 20,447 1,284,889
Euronet Worldwide,
Inc.*(a) 8,533 870,281
EVERTEC, Inc.(a) 4,830 166,490
Federal Agricultural
Mortgage Corp., Class
C(a) 805 166,007
Fidelity National
Information Services,
Inc. 15,939 1,224,593
Fiserv, Inc.* 16,422 2,686,147
Flywire Corp.* 4,991 91,385
Global Payments, Inc. 6,601 670,926
HA Sustainable
Infrastructure Capital,
Inc.(a) 23,667 775,568
Investments Shares Value
Financial Services
(continued)
International Money
Express, Inc.* 2,268 $ 50,372
Jack Henry & Associates,
Inc.(a) 1,782 305,577
Jackson Financial, Inc.,
Class A(a) 13,363 1,176,746
Marqeta, Inc., Class A* 23,506 126,697
Mastercard, Inc., Class A 18,998 8,809,563
Merchants Bancorp 2,916 131,220
MGIC Investment Corp.(a) 55,384 1,375,739
Mr Cooper Group, Inc.* 13,685 1,230,008
NCR Atleos Corp.* 12,880 414,092
NMI Holdings, Inc., Class
A* 17,820 701,217
PayPal Holdings, Inc.* 29,946 1,969,848
PennyMac Financial
Services, Inc. 4,508 442,325
Radian Group, Inc.(a) 34,293 1,272,270
Remitly Global, Inc.*(a) 8,372 110,594
Repay Holdings Corp.,
Class A*(a) 24,150 232,323
Rocket Cos., Inc., Class
A*(a) 6,762 109,477
Shift4 Payments, Inc.,
Class A*(a) 1,932 132,902
Toast, Inc., Class A*(a) 20,125 526,470
Visa, Inc., Class A(a) 36,547 9,709,442
Voya Financial, Inc. 20,769 1,510,529
Walker & Dunlop, Inc. 2,576 275,374
Western Union Co. (The) 68,425 813,573
WEX, Inc.*(a) 1,449 265,819
66,332,004
Food Products -
0.9%
Archer-Daniels-Midland
Co. 15,456 958,426
B&G Foods, Inc.(a) 17,227 148,497
Bunge Global SA 3,703 389,667
Cal-Maine Foods, Inc. 6,762 483,956
Campbell Soup Co.(a) 3,703 173,523
Conagra Brands, Inc. 13,524 410,048
Darling Ingredients, Inc.* 28,980 1,151,375
Flowers Foods, Inc. 4,669 105,146
Fresh Del Monte Produce,
Inc. 6,601 165,355
Freshpet, Inc.*(a) 2,093 254,718
General Mills, Inc.(a) 14,490 972,859
Hain Celestial Group, Inc.
(The)* 12,558 97,199
Hershey Co. (The)(a) 3,059 604,091
Hormel Foods Corp. 9,982 320,522
Ingredion, Inc.(a) 13,122 1,631,983
J & J Snack Foods Corp.
(a) 1,134 191,306
J M Smucker Co. (The) 3,703 436,769

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
John B Sanfilippo & Son,
Inc. 1,127 $ 118,188
Kellanova 9,338 543,005
Kraft Heinz Co. (The)(a) 22,057 776,627
Lamb Weston Holdings,
Inc.(a) 3,402 204,188
Lancaster Colony Corp. 1,127 217,579
McCormick & Co., Inc.
(Non-Voting) 6,440 495,944
Mission Produce, Inc.*(a) 9,660 108,578
Mondelez International,
Inc., Class A 38,479 2,630,040
Pilgrim's Pride Corp.* 5,313 219,055
Post Holdings, Inc.*(a) 10,143 1,109,238
Simply Good Foods Co.
(The)*(a) 2,268 76,931
Tootsie Roll Industries,
Inc. 2,400 74,016
Tyson Foods, Inc., Class
A 6,279 382,391
Utz Brands, Inc. 6,966 103,375
Westrock Coffee Co.*(a) 8,372 82,883
WK Kellogg Co.(a) 8,855 155,848
15,793,326
Gas Utilities -
0.2%
Atmos Energy Corp. 2,916 372,898
Chesapeake Utilities
Corp. 1,610 190,028
National Fuel Gas Co.(a) 16,583 971,598
New Jersey Resources
Corp. 5,474 255,910
Northwest Natural Holding
Co. 161 6,437
ONE Gas, Inc.(a) 644 44,842
Southwest Gas Holdings,
Inc. 1,127 83,578
Spire, Inc.(a) 13,363 889,842
UGI Corp. 47,495 1,176,926
3,992,059
Ground Transportation -
0.9%
ArcBest Corp.(a) 1,610 202,941
Avis Budget Group, Inc.
(a) 3,542 357,777
CSX Corp. 54,901 1,927,025
Heartland Express, Inc.(a) 9,016 116,938
JB Hunt Transport
Services, Inc.(a) 1,944 336,604
Knight-Swift
Transportation
Holdings, Inc., Class A 4,212 229,259
Landstar System, Inc. 1,620 308,205
Investments Shares Value
Ground Transportation
(continued)
Lyft, Inc., Class A* 18,193 $ 219,226
Marten Transport Ltd. 2,430 45,708
Norfolk Southern Corp. 5,313 1,325,912
Old Dominion Freight
Line, Inc.(a) 4,536 953,377
Ryder System, Inc. 9,396 1,316,943
Saia, Inc.*(a) 805 336,369
Schneider National, Inc.,
Class B(a) 3,864 103,980
Uber Technologies, Inc.* 47,817 3,082,762
U-Haul Holding Co.*(a) 162 10,820
U-Haul Holding Co.(a) 2,254 143,647
Union Pacific Corp. 14,168 3,495,671
XPO, Inc.* 3,542 406,940
14,920,104
Health Care Equipment & Supplies -
1.9%
Abbott Laboratories 40,089 4,247,029
Align Technology, Inc.* 1,449 335,994
Alphatec Holdings,
Inc.*(a) 162 1,636
Atrion Corp. 161 73,786
Avanos Medical, Inc.*(a) 6,279 150,194
Axonics, Inc.*(a) 1,932 132,303
Baxter International, Inc. 12,719 455,595
Becton Dickinson & Co. 8,372 2,018,154
Boston Scientific Corp.* 34,454 2,545,461
CONMED Corp.(a) 1,932 133,385
Cooper Cos., Inc. (The)* 4,536 423,345
Dentsply Sirona, Inc.(a) 13,363 362,672
Dexcom, Inc.* 9,072 615,263
Edwards Lifesciences
Corp.* 13,846 872,990
Embecta Corp. 2,576 40,366
Enovis Corp.*(a) 3,542 168,757
Envista Holdings Corp.* 41,538 709,054
GE HealthCare
Technologies, Inc. 7,889 667,646
Glaukos Corp.*(a) 2,268 265,741
Globus Medical, Inc.,
Class A*(a) 3,381 243,297
Haemonetics Corp.*(a) 2,093 188,475
Hologic, Inc.*(a) 6,601 538,708
ICU Medical, Inc.*(a) 1,771 224,882
IDEXX Laboratories, Inc.* 1,932 919,864
Inari Medical, Inc.* 644 29,985
Inspire Medical Systems,
Inc.*(a) 1,127 158,963
Insulet Corp.* 1,288 250,323
Integer Holdings Corp.*(a) 810 96,196
Integra LifeSciences
Holdings Corp.* 5,152 127,821
Intuitive Surgical, Inc.* 8,050 3,579,110
iRhythm Technologies,
Inc.*(a) 1,449 124,976

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies
(continued)
Lantheus Holdings, Inc.* 3,951 $ 414,183
LeMaitre Vascular, Inc.(a) 162 14,076
LivaNova plc* 805 39,767
Masimo Corp.*(a) 1,932 206,685
Medtronic plc 37,513 3,013,044
Merit Medical Systems,
Inc.* 1,610 137,317
Neogen Corp.*(a) 48,300 822,549
Omnicell, Inc.* 5,957 174,004
OrthoPediatrics Corp.*(a) 4,347 133,801
Penumbra, Inc.*(a) 1,610 269,015
PROCEPT BioRobotics
Corp.*(a) 2,254 142,723
QuidelOrtho Corp.* 161 6,326
ResMed, Inc.(a) 3,059 652,332
SI-BONE, Inc.* 10,626 161,515
Solventum Corp.*(a) 1,932 113,756
STAAR Surgical Co.*(a) 4,347 179,314
STERIS plc(a) 2,592 618,866
Stryker Corp. 8,050 2,635,972
Tandem Diabetes Care,
Inc.*(a) 4,347 160,752
Teleflex, Inc. 805 177,841
TransMedics Group, Inc.* 1,296 184,369
Varex Imaging Corp.* 9,177 135,728
Zimmer Biomet Holdings,
Inc. 3,864 430,256
31,526,162
Health Care Providers & Services -
2.5%
Acadia Healthcare Co.,
Inc.* 2,898 187,935
Accolade, Inc.* 16,905 69,311
Addus HomeCare Corp.* 966 117,234
agilon health, Inc.*(a) 29,946 206,328
Amedisys, Inc.* 1,610 157,861
Astrana Health, Inc.* 2,576 135,137
Brookdale Senior Living,
Inc.*(a) 47,117 364,214
Cardinal Health, Inc. 7,889 795,448
Castle Biosciences, Inc.* 2,415 58,274
Cencora, Inc.(a) 4,347 1,034,064
Centene Corp.* 16,422 1,263,180
Chemed Corp. 483 275,387
Cigna Group (The) 8,372 2,919,065
CorVel Corp.*(a) 161 49,395
Cross Country
Healthcare, Inc.*(a) 6,966 127,060
CVS Health Corp. 36,386 2,195,167
DaVita, Inc.* 1,932 263,950
Elevance Health, Inc. 6,601 3,511,930
Encompass Health Corp. 3,381 314,230
Ensign Group, Inc. (The) 1,771 249,268
Investments Shares Value
Health Care Providers & Services
(continued)
Fulgent Genetics, Inc.* 4,186 $ 100,171
Guardant Health, Inc.* 8,855 311,076
HCA Healthcare, Inc. 5,474 1,987,336
HealthEquity, Inc.*(a) 3,564 279,703
Henry Schein, Inc.*(a) 24,633 1,772,098
Hims & Hers Health, Inc.* 3,381 71,813
Humana, Inc. 3,059 1,106,165
Labcorp Holdings, Inc. 2,754 593,322
McKesson Corp. 3,703 2,284,825
Molina Healthcare, Inc.* 1,449 494,500
National Research Corp.
(a) 2,106 53,682
NeoGenomics, Inc.* 2,093 37,109
Option Care Health,
Inc.*(a) 8,748 259,728
Owens & Minor, Inc.* 2,415 39,654
Patterson Cos., Inc.(a) 16,905 426,851
Pediatrix Medical Group,
Inc.*(a) 2,415 20,141
Premier, Inc., Class A 21,252 445,867
Privia Health Group,
Inc.*(a) 11,109 230,401
Progyny, Inc.* 2,254 63,563
Quest Diagnostics, Inc. 3,220 458,206
R1 RCM, Inc.* 1,932 24,884
RadNet, Inc.* 972 58,077
Select Medical Holdings
Corp. 19,159 761,762
Surgery Partners, Inc.*(a) 3,078 93,448
Tenet Healthcare Corp.* 3,220 482,034
UnitedHealth Group, Inc. 26,243 15,120,167
Universal Health Services,
Inc., Class B 1,771 378,569
US Physical Therapy, Inc. 162 15,795
42,265,385
Health Care REITs -
0.2%
Alexandria Real Estate
Equities, Inc., REIT(a) 2,737 321,023
CareTrust REIT, Inc.,
REIT 6,804 183,436
Community Healthcare
Trust, Inc., REIT 5,796 126,121
Global Medical REIT, Inc.,
REIT 14,812 141,455
Healthpeak Properties,
Inc., REIT 10,626 231,859
Medical Properties Trust,
Inc., REIT(a) 121,555 584,679
National Health Investors,
Inc., REIT 644 48,210
Omega Healthcare
Investors, Inc., REIT(a) 8,050 293,020
Sabra Health Care REIT,
Inc., REIT 10,626 172,460

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care REITs
(continued)
Universal Health Realty
Income Trust, REIT 2,737 $ 117,007
Ventas, Inc., REIT 7,084 385,653
Welltower, Inc., REIT 13,846 1,540,367
4,145,290
Health Care Technology -
0.1%
Definitive Healthcare
Corp., Class A* 10,787 42,069
Doximity, Inc., Class A*(a) 1,288 36,064
Evolent Health, Inc.,
Class A* 5,474 127,654
HealthStream, Inc.(a) 162 4,813
Teladoc Health, Inc.*(a) 34,454 324,901
Veeva Systems, Inc.,
Class A* 3,059 587,114
1,122,615
Hotel & Resort REITs -
0.1%
Apple Hospitality REIT,
Inc., REIT(a) 14,168 209,545
DiamondRock Hospitality
Co., REIT 16,679 137,268
Host Hotels & Resorts,
Inc., REIT 15,390 269,479
Park Hotels & Resorts,
Inc., REIT 38,479 579,494
Pebblebrook Hotel Trust,
REIT 4,991 68,327
RLJ Lodging Trust, REIT 13,041 123,107
Ryman Hospitality
Properties, Inc.,
REIT(a) 3,078 309,370
Service Properties Trust,
REIT(a) 35,742 202,657
Summit Hotel Properties,
Inc., REIT(a) 32,683 207,210
Sunstone Hotel Investors,
Inc., REIT 8,100 83,916
Xenia Hotels & Resorts,
Inc., REIT(a) 9,097 126,266
2,316,639
Hotels, Restaurants & Leisure -
1.9%
Airbnb, Inc., Class A* 9,177 1,280,742
Aramark 7,728 264,839
BJ's Restaurants, Inc.* 1,944 61,392
Bloomin' Brands, Inc.(a) 16,362 341,148
Booking Holdings, Inc. 805 2,990,583
Boyd Gaming Corp. 11,914 725,205
Brinker International,
Inc.*(a) 7,245 484,038
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Caesars Entertainment,
Inc.* 11,592 $ 463,100
Carnival Corp.* 22,540 375,516
Cava Group, Inc.*(a) 1,932 162,713
Cheesecake Factory, Inc.
(The)(a) 2,898 112,703
Chipotle Mexican Grill,
Inc.* 32,200 1,749,104
Choice Hotels
International, Inc.(a) 805 102,597
Churchill Downs, Inc. 1,620 232,567
Cracker Barrel Old
Country Store, Inc.(a) 7,084 324,660
Darden Restaurants, Inc.
(a) 2,592 379,184
Dave & Buster's
Entertainment, Inc.*(a) 2,898 108,994
Dine Brands Global, Inc.
(a) 5,796 207,729
Domino's Pizza, Inc. 644 276,083
DoorDash, Inc., Class
A*(a) 6,279 695,211
DraftKings, Inc., Class
A*(a) 12,880 475,916
Dutch Bros, Inc., Class
A*(a) 2,576 98,532
Everi Holdings, Inc.* 21,735 279,729
Expedia Group, Inc.* 3,703 472,762
Hilton Grand Vacations,
Inc.*(a) 17,010 735,002
Hilton Worldwide
Holdings, Inc. 5,994 1,286,732
Hyatt Hotels Corp., Class
A(a) 2,254 332,082
Jack in the Box, Inc.(a) 2,898 172,257
Las Vegas Sands Corp. 6,923 274,635
Life Time Group Holdings,
Inc.*(a) 7,084 147,135
Light & Wonder, Inc.* 4,830 517,776
Marriott International, Inc.,
Class A 5,957 1,354,026
Marriott Vacations
Worldwide Corp.(a) 6,440 544,695
McDonald's Corp. 16,422 4,358,399
MGM Resorts
International* 8,211 352,827
Norwegian Cruise Line
Holdings Ltd.*(a) 14,329 264,083
Papa John's International,
Inc.(a) 3,542 156,663
Penn Entertainment,
Inc.*(a) 27,370 546,579
Planet Fitness, Inc., Class
A*(a) 3,381 249,180
Portillo's, Inc., Class A*(a) 13,685 141,777
Red Rock Resorts, Inc.,
Class A(a) 1,944 110,808

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Royal Caribbean Cruises
Ltd.*(a) 6,601 $ 1,034,509
Sabre Corp.*(a) 33,166 113,759
Shake Shack, Inc., Class
A* 805 70,534
Starbucks Corp. 32,522 2,535,090
Sweetgreen, Inc., Class
A*(a) 6,923 190,244
Texas Roadhouse, Inc.,
Class A 3,381 590,356
Travel + Leisure Co. 12,719 586,219
United Parks & Resorts,
Inc.*(a) 3,059 161,056
Vail Resorts, Inc.(a) 2,093 380,947
Wendy's Co. (The) 10,626 179,898
Wingstop, Inc. 805 300,973
Wyndham Hotels &
Resorts, Inc.(a) 2,898 219,437
Wynn Resorts Ltd. 2,898 240,012
Yum! Brands, Inc.(a) 7,084 940,968
31,753,705
Household Durables -
1.2%
Cavco Industries, Inc.* 322 133,508
Century Communities,
Inc. 6,804 712,447
DR Horton, Inc. 9,234 1,661,474
Ethan Allen Interiors, Inc.
(a) 4,050 125,023
Garmin Ltd. 3,703 634,139
Green Brick Partners,
Inc.*(a) 7,245 529,972
Helen of Troy Ltd.*(a) 4,669 275,985
Installed Building
Products, Inc.(a) 648 175,187
KB Home 15,134 1,302,735
La-Z-Boy, Inc.(a) 6,923 305,581
Leggett & Platt, Inc. 36,386 479,204
Lennar Corp., Class A 7,406 1,310,344
Lennar Corp., Class B 486 80,171
LGI Homes, Inc.*(a) 4,508 518,735
M/I Homes, Inc.* 6,440 1,074,385
Meritage Homes Corp. 7,776 1,577,517
Mohawk Industries, Inc.* 10,465 1,685,597
Newell Brands, Inc. 87,262 749,581
NVR, Inc.* 70 602,524
PulteGroup, Inc. 6,923 913,836
Skyline Champion Corp.* 3,381 275,585
Sonos, Inc.* 6,279 84,766
Taylor Morrison Home
Corp., Class A* 22,218 1,490,383
Tempur Sealy
International, Inc.(a) 8,855 463,559
Toll Brothers, Inc. 3,542 505,479
Investments Shares Value
Household Durables
(continued)
TopBuild Corp.*(a) 966 $ 462,270
Tri Pointe Homes, Inc.* 21,413 968,938
Vizio Holding Corp., Class
A*(a) 9,982 109,602
Whirlpool Corp.(a) 11,109 1,132,785
Worthington Enterprises,
Inc.(a) 7,084 353,562
20,694,874
Household Products -
0.8%
Central Garden & Pet
Co.*(a) 1,458 58,087
Central Garden & Pet Co.,
Class A* 4,669 160,427
Church & Dwight Co., Inc. 6,279 615,405
Clorox Co. (The) 2,737 361,092
Colgate-Palmolive Co. 18,998 1,884,412
Energizer Holdings, Inc.
(a) 11,109 342,046
Kimberly-Clark Corp. 7,245 978,437
Procter & Gamble Co.
(The) 55,223 8,877,650
Reynolds Consumer
Products, Inc.(a) 322 8,958
Spectrum Brands
Holdings, Inc.(a) 2,415 204,333
WD-40 Co.(a) 322 84,238
13,575,085
Independent Power and Renewable Electricity Producers
-
0.1%
AES Corp. (The) 15,778 280,691
Altus Power, Inc., Class
A*(a) 11,109 46,658
Clearway Energy, Inc.,
Class A 5,152 126,894
Clearway Energy, Inc.,
Class C(a) 966 25,773
Ormat Technologies, Inc.
(a) 1,127 87,500
Sunnova Energy
International, Inc.*(a) 28,980 204,888
Vistra Corp. 7,567 599,458
1,371,862
Industrial Conglomerates -
0.3%
3M Co. 14,812 1,889,271
Honeywell International,
Inc. 15,134 3,098,686
 4,987,957

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Industrial REITs -
0.3%
Americold Realty Trust,
Inc., REIT(a) 6,923 $ 206,928
EastGroup Properties,
Inc., REIT(a) 1,610 301,054
First Industrial Realty
Trust, Inc., REIT 6,440 352,397
Innovative Industrial
Properties, Inc., REIT 1,771 217,496
LXP Industrial Trust, REIT 18,676 192,363
Plymouth Industrial REIT,
Inc., REIT(a) 5,152 123,236
Prologis, Inc., REIT 21,574 2,719,403
Rexford Industrial Realty,
Inc., REIT(a) 11,270 564,740
STAG Industrial, Inc.,
REIT(a) 9,660 394,224
Terreno Realty Corp.,
REIT(a) 3,726 254,896
5,326,737
Insurance -
2.7%
Aflac, Inc. 15,939 1,520,262
Allstate Corp. (The) 7,084 1,212,214
Ambac Financial Group,
Inc.*(a) 6,279 82,820
American Financial
Group, Inc. 2,254 295,184
American International
Group, Inc. 20,125 1,594,504
AMERISAFE, Inc. 324 15,383
Aon plc, Class A(a) 4,860 1,596,559
Arch Capital Group Ltd.* 11,753 1,125,702
Arthur J Gallagher & Co. 4,669 1,323,615
Assurant, Inc.(a) 10,948 1,914,477
Assured Guaranty Ltd. 3,542 291,754
Axis Capital Holdings Ltd. 14,580 1,104,435
Brighthouse Financial,
Inc.* 14,168 706,558
Brown & Brown, Inc. 5,346 531,553
Chubb Ltd. 11,431 3,151,069
Cincinnati Financial Corp. 3,381 441,626
CNO Financial Group, Inc. 25,925 903,745
Employers Holdings, Inc. 2,576 123,674
Enstar Group Ltd.* 2,576 835,654
Erie Indemnity Co., Class
A(a) 322 142,050
Everest Group Ltd. 972 381,870
F&G Annuities & Life, Inc. 1,449 62,495
Fidelity National Financial,
Inc. 9,016 499,577
First American Financial
Corp. 20,574 1,246,373
Globe Life, Inc. 18,515 1,717,081
Investments Shares Value
Insurance
(continued)
Goosehead Insurance,
Inc., Class A*(a) 2,093 $ 188,977
Hanover Insurance
Group, Inc. (The) 6,440 885,436
Hartford Financial
Services Group, Inc.
(The) 9,016 1,000,055
Horace Mann Educators
Corp. 4,991 172,539
Kemper Corp. 11,431 732,270
Kinsale Capital Group,
Inc.(a) 805 367,941
Lincoln National Corp. 32,683 1,088,344
Loews Corp. 6,279 502,006
Markel Group, Inc.* 404 662,095
Marsh & McLennan Cos.,
Inc. 11,914 2,651,699
Mercury General Corp. 7,406 443,397
MetLife, Inc. 18,515 1,422,878
Old Republic International
Corp.(a) 51,037 1,766,901
Oscar Health, Inc., Class
A* 7,245 128,092
Primerica, Inc.(a) 1,288 324,280
Principal Financial Group,
Inc. 7,406 603,663
Progressive Corp. (The) 14,007 2,999,179
Prudential Financial, Inc. 10,692 1,339,921
Reinsurance Group of
America, Inc. 1,449 326,648
RenaissanceRe Holdings
Ltd. 1,771 410,713
RLI Corp.(a) 1,288 193,960
Ryan Specialty Holdings,
Inc., Class A(a) 2,737 168,572
Safety Insurance Group,
Inc.(a) 161 13,774
Selective Insurance
Group, Inc. 3,381 305,372
SiriusPoint Ltd.* 13,122 188,563
Stewart Information
Services Corp.(a) 2,576 182,123
Travelers Cos., Inc. (The) 6,923 1,498,414
Trupanion, Inc.*(a) 483 17,900
United Fire Group, Inc. 4,669 104,632
Unum Group 5,474 314,919
W R Berkley Corp. 6,561 361,708
White Mountains
Insurance Group Ltd.
(a) 161 287,546
Willis Towers Watson plc 2,592 731,670
45,206,421
Interactive Media & Services -
4.3%
Alphabet, Inc., Class A 135,723 23,281,923
Alphabet, Inc., Class C 121,555 21,047,248

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Interactive Media & Services
(continued)
Bumble, Inc., Class A* 14,973 $ 139,848
Cargurus, Inc., Class A* 3,703 91,909
Cars.com, Inc.*(a) 7,084 146,072
IAC, Inc.*(a) 15,778 833,236
Match Group, Inc.*(a) 14,651 558,789
Meta Platforms, Inc.,
Class A 50,876 24,157,451
Pinterest, Inc., Class A*(a) 13,202 421,804
Snap, Inc., Class A*(a) 22,862 304,522
Taboola.com Ltd.*(a) 37,352 129,612
TripAdvisor, Inc.* 2,254 39,738
Vimeo, Inc.*(a) 23,828 95,789
Yelp, Inc., Class A* 4,347 158,361
Ziff Davis, Inc.* 8,855 423,977
ZipRecruiter, Inc., Class
A*(a) 15,778 144,527
ZoomInfo Technologies,
Inc., Class A*(a) 2,576 29,263
72,004,069
IT Services -
1.1%
Accenture plc, Class A 14,168 4,684,224
Akamai Technologies,
Inc.*(a) 3,240 318,427
ASGN, Inc.*(a) 2,898 274,354
Cloudflare, Inc., Class
A*(a) 6,118 474,145
Cognizant Technology
Solutions Corp., Class
A 12,719 962,574
Core Scientific, Inc.*(a) 36,225 353,194
DigitalOcean Holdings,
Inc.*(a) 1,771 58,673
DXC Technology Co.*(a) 35,903 730,267
EPAM Systems, Inc.* 1,449 311,723
Gartner, Inc.* 1,932 968,299
GoDaddy, Inc., Class A* 3,726 541,947
International Business
Machines Corp. 26,082 5,011,395
Kyndryl Holdings, Inc.* 13,685 367,716
MongoDB, Inc.* 1,288 325,040
Okta, Inc.* 2,737 257,114
Perficient, Inc.* 805 60,705
Snowflake, Inc., Class A* 8,211 1,070,550
Squarespace, Inc., Class
A* 1,620 71,588
Twilio, Inc., Class A* 4,186 247,518
VeriSign, Inc.* 2,093 391,412
17,480,865
Leisure Products -
0.3%
Acushnet Holdings Corp.
(a) 972 70,548
Investments Shares Value
Leisure Products
(continued)
Brunswick Corp.(a) 15,066 $ 1,227,126
Hasbro, Inc.(a) 4,186 269,829
Malibu Boats, Inc., Class
A* 5,635 214,355
Mattel, Inc.*(a) 63,595 1,226,747
Peloton Interactive, Inc.,
Class A*(a) 40,089 142,717
Polaris, Inc.(a) 10,304 858,117
Sturm Ruger & Co., Inc.
(a) 161 7,263
Topgolf Callaway Brands
Corp.*(a) 2,576 42,504
Vista Outdoor, Inc.*(a) 8,855 359,779
YETI Holdings, Inc.*(a) 1,932 79,888
4,498,873
Life Sciences Tools & Services -
1.0%
10X Genomics, Inc.,
Class A* 161 3,328
Agilent Technologies, Inc. 6,440 910,616
Avantor, Inc.*(a) 14,007 374,687
Azenta, Inc.*(a) 3,381 210,602
BioLife Solutions, Inc.*(a) 5,313 127,618
Bio-Rad Laboratories,
Inc., Class A*(a) 1,127 381,332
Bio-Techne Corp. 4,347 354,672
Bruker Corp. 2,268 155,381
Charles River
Laboratories
International, Inc.* 1,449 353,701
CryoPort, Inc.*(a) 322 2,972
Danaher Corp. 15,939 4,416,378
Fortrea Holdings, Inc.*(a) 2,415 66,630
Illumina, Inc.* 2,737 335,556
IQVIA Holdings, Inc.* 4,669 1,149,648
Medpace Holdings, Inc.* 805 307,929
Mesa Laboratories, Inc.(a) 1,288 147,502
Mettler-Toledo
International, Inc.* 486 739,220
OmniAb, Inc.*‡(a) 562 —
Repligen Corp.*(a) 2,254 377,207
Revvity, Inc.(a) 2,093 262,902
Sotera Health Co.*(a) 9,660 133,984
Thermo Fisher Scientific,
Inc. 9,016 5,529,873
Waters Corp.*(a) 1,610 541,411
West Pharmaceutical
Services, Inc.(a) 1,932 591,520
17,474,669
Machinery -
2.1%
AGCO Corp.(a) 11,753 1,109,718
Alamo Group, Inc. 324 62,441

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Albany International
Corp., Class A 1,944 $ 181,920
Allison Transmission
Holdings, Inc. 17,227 1,526,140
Astec Industries, Inc.(a) 322 11,299
Barnes Group, Inc. 644 25,979
Caterpillar, Inc. 14,007 4,849,223
Chart Industries, Inc.*(a) 1,610 259,339
CNH Industrial NV 15,134 161,177
Columbus McKinnon
Corp. 486 18,546
Crane Co. 1,449 232,449
Cummins, Inc. 4,050 1,181,790
Deere & Co. 6,923 2,575,218
Donaldson Co., Inc. 6,279 469,795
Douglas Dynamics, Inc. 324 9,367
Dover Corp. 3,240 597,002
Energy Recovery, Inc.* 161 2,347
Enerpac Tool Group
Corp., Class A 4,536 182,347
Enpro, Inc.(a) 1,134 193,846
Esab Corp.(a) 3,220 327,152
Federal Signal Corp. 1,620 161,951
Flowserve Corp. 6,480 327,564
Fortive Corp. 7,245 520,553
Franklin Electric Co., Inc. 1,127 120,161
Gates Industrial Corp.
plc*(a) 31,073 577,647
Gorman-Rupp Co. (The) 483 19,953
Graco, Inc. 4,886 415,554
Greenbrier Cos., Inc.
(The) 6,440 328,504
Hillenbrand, Inc.(a) 13,202 583,924
Hyster-Yale, Inc. 2,093 171,082
IDEX Corp. 1,932 402,783
Illinois Tool Works, Inc. 6,762 1,672,107
Ingersoll Rand, Inc. 8,533 856,713
ITT, Inc. 4,212 595,830
John Bean Technologies
Corp.(a) 644 63,357
Kadant, Inc.(a) 324 113,883
Kennametal, Inc.(a) 2,898 75,754
Lincoln Electric Holdings,
Inc.(a) 1,771 363,781
Lindsay Corp.(a) 324 40,821
Middleby Corp. (The)* 1,620 219,640
Miller Industries, Inc. 483 32,815
Mueller Industries, Inc.(a) 24,472 1,736,044
Mueller Water Products,
Inc., Class A 4,698 97,155
Nordson Corp. 1,134 283,874
Omega Flex, Inc. 1,127 59,258
Oshkosh Corp. 13,122 1,425,705
Otis Worldwide Corp.(a) 9,882 933,849
PACCAR, Inc. 14,490 1,429,583
Investments Shares Value
Machinery
(continued)
Parker-Hannifin Corp. 3,059 $ 1,716,588
Pentair plc 4,347 381,971
RBC Bearings, Inc.*(a) 966 280,951
REV Group, Inc.(a) 5,796 169,127
Snap-on, Inc. 1,458 418,490
SPX Technologies,
Inc.*(a) 1,296 191,212
Standex International
Corp. 162 30,262
Stanley Black & Decker,
Inc. 2,737 289,082
Tennant Co. 1,610 173,381
Terex Corp.(a) 12,798 809,601
Timken Co. (The)(a) 4,025 349,974
Titan International,
Inc.*(a) 9,338 79,560
Toro Co. (The)(a) 3,381 323,663
Trinity Industries, Inc. 2,592 85,692
Wabash National Corp. 7,728 166,075
Watts Water
Technologies, Inc.,
Class A(a) 810 168,091
Westinghouse Air Brake
Technologies Corp. 4,374 704,870
Xylem, Inc. 6,279 838,246
34,783,776
Marine Transportation -
0.1%
Genco Shipping & Trading
Ltd. 6,279 121,875
Kirby Corp.* 3,381 415,457
Matson, Inc. 6,440 854,653
1,391,985
Media -
1 .0%
Altice USA, Inc., Class
A*(a) 31,717 66,289
Boston Omaha Corp.,
Class A*(a) 5,474 80,468
Cable One, Inc.(a) 1,127 465,879
Charter Communications,
Inc., Class A*(a) 3,059 1,161,564
Clear Channel Outdoor
Holdings, Inc.* 66,332 110,111
Comcast Corp., Class A 112,056 4,624,551
EchoStar Corp., Class
A*(a) 23,184 465,535
Fox Corp., Class A 5,152 195,982
Fox Corp., Class B 1,771 62,747
Integral Ad Science
Holding Corp.*(a) 6,440 65,559
Interpublic Group of Cos.,
Inc. (The)(a) 11,914 383,273

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Media
(continued)
Liberty Broadband Corp.,
Class A* 5,635 $ 373,150
Liberty Broadband Corp.,
Class C* 24,472 1,649,168
Liberty Media Corp.-
Liberty SiriusXM* 31,073 699,453
Liberty Media Corp.-
Liberty SiriusXM, Class
A* 6,923 156,598
New York Times Co.
(The), Class A 8,372 448,656
News Corp., Class A 8,424 232,334
News Corp., Class B(a) 2,754 78,461
Nexstar Media Group,
Inc., Class A(a) 6,762 1,249,550
Omnicom Group, Inc.(a) 6,156 603,534
Paramount Global, Class
B 126,224 1,441,478
PubMatic, Inc., Class A* 5,474 120,209
Scholastic Corp. 648 20,302
Sirius XM Holdings, Inc.
(a) 23,184 79,985
Stagwell, Inc., Class A*(a) 5,152 34,415
TEGNA, Inc. 41,538 661,700
Thryv Holdings, Inc.*(a) 805 15,681
Trade Desk, Inc. (The),
Class A* 9,660 868,241
16,414,873
Metals & Mining -
0.8%
Alcoa Corp. 5,957 196,819
Alpha Metallurgical
Resources, Inc.(a) 2,415 713,415
Arch Resources, Inc. 3,726 546,045
ATI, Inc.*(a) 7,245 490,559
Carpenter Technology
Corp. 3,220 469,701
Century Aluminum Co.* 8,748 132,182
Cleveland-Cliffs, Inc.*(a) 16,524 253,643
Coeur Mining, Inc.*(a) 32,039 207,933
Commercial Metals Co. 25,116 1,509,472
Compass Minerals
International, Inc.(a) 11,592 154,174
Freeport-McMoRan, Inc. 35,259 1,601,111
Haynes International, Inc. 1,127 67,113
Hecla Mining Co.(a) 12,960 74,909
Ivanhoe Electric, Inc.*(a) 9,821 97,424
Kaiser Aluminum Corp.(a) 1,771 139,360
Materion Corp. 486 58,529
Metallus, Inc.* 8,100 181,602
MP Materials Corp.*(a) 644 8,707
Newmont Corp.(a) 26,243 1,287,744
Nucor Corp. 7,567 1,232,967
Radius Recycling, Inc. 2,415 43,760
Investments Shares Value
Metals & Mining
(continued)
Reliance, Inc. 1,932 $ 588,410
Royal Gold, Inc.(a) 2,576 355,797
Ryerson Holding Corp. 3,381 80,434
Southern Copper Corp.(a) 1,637 174,521
Steel Dynamics, Inc. 5,152 686,350
SunCoke Energy, Inc. 8,855 103,604
United States Steel Corp.
(a) 44,114 1,812,644
Warrior Met Coal, Inc.(a) 9,016 623,096
Worthington Steel, Inc. 3,059 121,962
14,013,987
Mortgage Real Estate Investment Trusts (REITs) -
0.6%
AGNC Investment Corp.
(a) 144,578 1,447,226
Annaly Capital
Management, Inc. 96,439 1,920,101
Apollo Commercial Real
Estate Finance, Inc.(a) 19,320 210,588
Arbor Realty Trust, Inc.(a) 30,912 417,312
ARMOUR Residential
REIT, Inc.(a) 15,778 318,716
Blackstone Mortgage
Trust, Inc., Class A(a) 29,624 528,788
BrightSpire Capital, Inc.,
Class A(a) 25,599 146,682
Claros Mortgage Trust,
Inc.(a) 34,776 330,720
Ellington Financial, Inc.(a) 10,143 128,715
Franklin BSP Realty Trust,
Inc.(a) 10,304 142,607
Invesco Mortgage Capital,
Inc. 1 6
Ladder Capital Corp. 29,624 355,488
MFA Financial, Inc.(a) 12,880 144,127
New York Mortgage Trust,
Inc.(a) 19,159 124,150
PennyMac Mortgage
Investment Trust(a) 18,676 257,169
Ready Capital Corp.(a) 27,048 251,005
Redwood Trust, Inc.(a) 33,327 242,287
Rithm Capital Corp. 104,489 1,213,117
Starwood Property Trust,
Inc.(a) 60,214 1,201,269
TPG RE Finance Trust,
Inc. 11,270 98,500
Two Harbors Investment
Corp. 12,236 164,819
9,643,392
Multi-Utilities -
0.6%
Ameren Corp. 9,177 727,461
Avista Corp. 12,719 498,330
Black Hills Corp. 11,914 703,522

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
CenterPoint Energy, Inc. 16,422 $ 455,710
CMS Energy Corp.(a) 8,372 542,506
Consolidated Edison, Inc. 8,855 863,540
Dominion Energy, Inc.(a) 24,794 1,325,487
DTE Energy Co. 6,762 815,024
NiSource, Inc.(a) 11,527 360,219
Northwestern Energy
Group, Inc.(a) 14,007 753,156
Public Service Enterprise
Group, Inc. 12,397 988,909
Sempra 16,422 1,314,745
Unitil Corp.(a) 1,932 118,393
WEC Energy Group, Inc. 6,118 526,515
9,993,517
Office REITs -
0.2%
Brandywine Realty Trust,
REIT(a) 52,164 262,907
BXP, Inc., REIT(a) 3,059 218,137
COPT Defense
Properties, REIT(a) 2,737 79,291
Cousins Properties, Inc.,
REIT 2,093 57,578
Douglas Emmett, Inc.,
REIT(a) 32,683 525,869
Highwoods Properties,
Inc., REIT(a) 8,211 254,295
Hudson Pacific
Properties, Inc.,
REIT(a) 2,576 15,430
JBG SMITH Properties,
REIT(a) 24,472 400,117
Kilroy Realty Corp.,
REIT(a) 1,449 53,570
Paramount Group, Inc.,
REIT(a) 51,037 267,434
Piedmont Office Realty
Trust, Inc., Class A,
REIT 37,835 327,273
SL Green Realty Corp.,
REIT(a) 4,508 300,413
Vornado Realty Trust,
REIT(a) 10,304 309,017
3,071,331
Oil, Gas & Consumable Fuels -
4.0%
Antero Midstream Corp. 19,803 284,371
Antero Resources Corp.* 6,762 196,233
APA Corp. 10,626 331,425
Berry Corp. 10,304 70,685
California Resources
Corp.(a) 13,524 695,675
Cheniere Energy, Inc. 5,796 1,058,581
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Chesapeake Energy
Corp.(a) 3,420 $ 261,049
Chevron Corp. 49,588 7,957,386
Chord Energy Corp. 12,558 2,155,706
Civitas Resources, Inc. 14,007 977,134
Clean Energy Fuels
Corp.*(a) 31,878 90,852
CNX Resources Corp.*(a) 10,465 277,009
Comstock Resources,
Inc.(a) 9,499 89,956
ConocoPhillips 34,132 3,795,478
CONSOL Energy, Inc.* 5,635 562,429
Coterra Energy, Inc. 23,491 606,067
Crescent Energy Co.,
Class A(a) 14,812 181,151
CVR Energy, Inc.(a) 7,567 216,416
Delek US Holdings, Inc. 4,186 99,543
Devon Energy Corp. 19,481 916,191
Diamondback Energy,
Inc.(a) 5,508 1,114,324
Dorian LPG Ltd.(a) 7,290 297,869
DT Midstream, Inc.(a) 5,635 424,654
EOG Resources, Inc. 16,261 2,061,895
EQT Corp. 13,040 450,010
Exxon Mobil Corp. 128,478 15,236,206
Green Plains, Inc.*(a) 4,374 77,551
Gulfport Energy Corp.* 1,932 284,410
Hess Corp. 6,923 1,062,127
HF Sinclair Corp. 5,313 273,460
HighPeak Energy, Inc.(a) 5,635 94,724
International Seaways,
Inc. 5,796 324,576
Kinder Morgan, Inc.(a) 52,808 1,115,833
Kosmos Energy Ltd.*(a) 84,676 468,258
Magnolia Oil & Gas Corp.,
Class A(a) 11,753 320,152
Marathon Oil Corp. 19,964 559,990
Marathon Petroleum
Corp. 10,626 1,881,015
Matador Resources Co. 22,218 1,365,963
Murphy Oil Corp. 29,946 1,239,165
New Fortress Energy,
Inc.(a) 15,778 311,458
NextDecade Corp.*(a) 2,916 23,649
Northern Oil & Gas, Inc.
(a) 16,905 730,127
Occidental Petroleum
Corp. 18,032 1,096,706
ONEOK, Inc. 16,744 1,395,278
Ovintiv, Inc. 8,546 396,876
Par Pacific Holdings, Inc.* 10,143 269,297
PBF Energy, Inc., Class A 22,400 912,800
Peabody Energy Corp.(a) 22,518 500,125
Permian Resources Corp. 104,167 1,597,922
Phillips 66 12,558 1,826,938

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Range Resources Corp.
(a) 8,050 $ 251,402
Sitio Royalties Corp.,
Class A 966 23,522
SM Energy Co.(a) 21,735 1,004,157
Southwestern Energy
Co.* 226,849 1,463,176
Talos Energy, Inc.*(a) 10,143 120,093
Targa Resources Corp. 5,957 805,863
Texas Pacific Land Corp.
(a) 486 410,621
Uranium Energy Corp.*(a) 3,078 18,253
VAALCO Energy, Inc.(a) 11,914 85,304
Valero Energy Corp.(a) 9,821 1,588,252
Vital Energy, Inc.*(a) 4,508 196,594
Vitesse Energy, Inc.(a) 1,288 33,436
Williams Cos., Inc. (The) 29,946 1,285,881
World Kinect Corp.(a) 10,626 296,784
66,120,033
Paper & Forest Products -
0.1%
Clearwater Paper Corp.* 1,610 89,307
Louisiana-Pacific Corp. 3,864 379,290
Mercer International, Inc. 7,084 53,980
Sylvamo Corp.(a) 5,796 427,223
949,800
Passenger Airlines -
0.3%
Alaska Air Group, Inc.* 25,921 972,815
Allegiant Travel Co.(a) 3,220 180,545
American Airlines Group,
Inc.*(a) 123,326 1,312,189
Delta Air Lines, Inc.(a) 16,905 727,253
Frontier Group Holdings,
Inc.*(a) 38,801 152,876
JetBlue Airways Corp.*(a) 45,080 288,963
Joby Aviation, Inc.*(a) 4,669 27,921
SkyWest, Inc.* 6,762 540,554
Southwest Airlines Co.(a) 18,837 507,469
United Airlines Holdings,
Inc.*(a) 7,567 343,693
5,054,278
Personal Care Products -
0.2%
BellRing Brands, Inc.* 4,536 232,606
Coty, Inc., Class A*(a) 14,007 139,370
Edgewell Personal Care
Co.(a) 4,037 158,049
elf Beauty, Inc.* 1,932 333,425
Estee Lauder Cos., Inc.
(The), Class A 4,508 449,042
Investments Shares Value
Personal Care Products
(continued)
Herbalife Ltd.*(a) 13,685 $ 168,052
Inter Parfums, Inc. 486 68,370
Kenvue, Inc. 46,368 857,344
Nu Skin Enterprises, Inc.,
Class A 483 5,419
Olaplex Holdings, Inc.*(a) 60,536 125,915
USANA Health Sciences,
Inc.* 1,449 64,625
2,602,217
Pharmaceuticals -
3.1%
Amneal Pharmaceuticals,
Inc.*(a) 9,338 68,448
Amphastar
Pharmaceuticals,
Inc.*(a) 972 42,301
ANI Pharmaceuticals,
Inc.*(a) 162 10,647
Arvinas, Inc.* 4,025 110,728
Axsome Therapeutics,
Inc.* 1,620 141,442
Bristol-Myers Squibb Co. 47,173 2,243,548
Cassava Sciences,
Inc.*(a) 1,932 42,929
Catalent, Inc.* 8,211 487,241
Collegium
Pharmaceutical,
Inc.*(a) 8,372 322,908
Corcept Therapeutics,
Inc.*(a) 3,943 152,476
Elanco Animal Health,
Inc.* 101,269 1,320,548
Eli Lilly & Co. 19,481 15,667,984
Evolus, Inc.* 1,782 22,132
Innoviva, Inc.*(a) 8,533 160,762
Intra-Cellular Therapies,
Inc.* 4,991 392,891
Jazz Pharmaceuticals plc* 13,685 1,508,771
Johnson & Johnson 68,747 10,851,714
Ligand Pharmaceuticals,
Inc.* 322 35,095
Merck & Co., Inc. 72,450 8,196,268
Organon & Co.(a) 48,461 1,059,357
Pacira BioSciences, Inc.* 13,363 275,946
Perrigo Co. plc(a) 23,184 655,412
Pfizer, Inc. 165,186 5,044,780
Pliant Therapeutics, Inc.* 4,991 71,421
Prestige Consumer
Healthcare, Inc.*(a) 3,220 228,008
Royalty Pharma plc,
Class A 15,617 439,931
Scilex Holding Co.* 14,036 22,317
Supernus
Pharmaceuticals,
Inc.*(a) 4,186 124,827
Tilray Brands, Inc.* 104,167 211,459

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Viatris, Inc.(a) 25,921 $ 312,607
Zoetis, Inc. 11,270 2,029,051
52,253,949
Professional Services -
1.0%
Alight, Inc., Class A* 86,940 658,136
Automatic Data
Processing, Inc. 9,821 2,579,191
Barrett Business Services,
Inc.(a) 3,240 118,066
Booz Allen Hamilton
Holding Corp. 2,916 417,892
Broadridge Financial
Solutions, Inc.(a) 2,415 516,810
CACI International, Inc.,
Class A* 1,127 520,088
CBIZ, Inc.* 1,620 112,428
Clarivate plc*(a) 59,892 403,672
Concentrix Corp.(a) 6,923 488,071
Conduent, Inc.*(a) 34,454 140,572
CSG Systems
International, Inc. 2,592 121,409
Dayforce, Inc.*(a) 1,449 85,897
Dun & Bradstreet
Holdings, Inc.(a) 66,976 728,699
Equifax, Inc.(a) 3,059 854,593
ExlService Holdings, Inc.* 4,669 164,629
Exponent, Inc.(a) 1,127 119,552
FTI Consulting, Inc.* 1,127 245,652
Genpact Ltd.(a) 27,853 965,663
Heidrick & Struggles
International, Inc. 5,313 213,264
Huron Consulting Group,
Inc.* 486 53,465
ICF International, Inc. 486 71,491
Insperity, Inc.(a) 1,127 115,765
Jacobs Solutions, Inc. 3,381 494,809
KBR, Inc. 4,508 300,188
Kelly Services, Inc., Class
A(a) 4,991 117,438
Kforce, Inc.(a) 324 22,508
Korn Ferry 3,703 272,985
Legalzoom.com, Inc.* 10,626 70,982
Leidos Holdings, Inc. 3,402 491,249
ManpowerGroup, Inc. 8,855 678,116
Maximus, Inc. 3,381 314,061
Parsons Corp.* 2,898 264,790
Paychex, Inc.(a) 7,290 933,266
Paycom Software, Inc.(a) 483 80,559
Paycor HCM, Inc.* 161 1,998
Paylocity Holding Corp.* 2,576 386,580
Robert Half, Inc. 3,240 207,976
Science Applications
International Corp.(a) 2,737 340,483
Investments Shares Value
Professional Services
(continued)
SS&C Technologies
Holdings, Inc. 4,508 $ 328,859
Sterling Check Corp.*(a) 6,279 98,455
TransUnion 3,381 305,169
TriNet Group, Inc. 1,771 184,627
Upwork, Inc.* 26,565 321,968
Verisk Analytics, Inc. 3,564 932,877
Verra Mobility Corp.,
Class A* 9,720 292,864
17,137,812
Real Estate Management & Development -
0.3%
Anywhere Real Estate,
Inc.*(a) 8,050 37,996
CBRE Group, Inc., Class
A* 5,796 653,267
Compass, Inc., Class
A*(a) 39,606 173,870
CoStar Group, Inc.* 9,499 741,112
Cushman & Wakefield
plc*(a) 31,717 415,810
DigitalBridge Group, Inc.
(a) 8,372 118,296
eXp World Holdings, Inc. 966 13,872
Forestar Group, Inc.* 6,118 193,512
Howard Hughes Holdings,
Inc.*(a) 1,932 143,297
Jones Lang LaSalle, Inc.* 2,254 565,529
Kennedy-Wilson Holdings,
Inc.(a) 33,971 353,638
Newmark Group, Inc.,
Class A 36,547 474,380
Redfin Corp.*(a) 6,923 56,353
St Joe Co. (The) 486 29,977
Zillow Group, Inc., Class
A*(a) 4,508 213,679
Zillow Group, Inc., Class
C*(a) 5,313 258,743
4,443,331
Residential REITs -
0.3%
American Homes 4 Rent,
Class A, REIT 5,313 191,746
AvalonBay Communities,
Inc., REIT 3,059 626,850
Camden Property Trust,
REIT 1,771 196,138
Centerspace, REIT(a) 1,932 134,912
Elme Communities,
REIT(a) 10,143 166,954
Equity LifeStyle
Properties, Inc., REIT 3,864 265,379
Equity Residential, REIT 8,855 616,574
Essex Property Trust,
Inc., REIT 1,288 358,528

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Residential REITs
(continued)
Independence Realty
Trust, Inc., REIT 4,991 $ 93,082
Invitation Homes, Inc.,
REIT 11,592 408,850
Mid-America Apartment
Communities, Inc.,
REIT 2,737 382,550
NexPoint Residential
Trust, Inc., REIT 3,864 168,818
Sun Communities, Inc.,
REIT 2,898 367,264
UDR, Inc., REIT 6,279 251,599
UMH Properties, Inc.,
REIT(a) 7,889 140,109
4,369,353
Retail REITs -
0.4%
Acadia Realty Trust,
REIT(a) 9,177 198,590
Agree Realty Corp.,
REIT(a) 5,796 399,750
Alexander's, Inc., REIT(a) 322 78,021
Brixmor Property Group,
Inc., REIT(a) 9,882 251,695
Federal Realty Investment
Trust, REIT 3,381 377,489
Getty Realty Corp.,
REIT(a) 6,279 185,984
Kimco Realty Corp., REIT 19,481 423,322
Kite Realty Group Trust,
REIT 13,363 329,532
Macerich Co. (The), REIT 48,944 783,593
NNN REIT, Inc., REIT 9,660 433,637
Phillips Edison & Co.,
Inc., REIT(a) 3,059 107,371
Realty Income Corp.,
REIT(a) 22,057 1,266,734
Regency Centers Corp.,
REIT 3,864 260,202
Retail Opportunity
Investments Corp.,
REIT 11,270 168,486
Simon Property Group,
Inc., REIT 7,084 1,086,969
SITE Centers Corp., REIT 4,698 72,584
Tanger, Inc., REIT(a) 7,245 209,381
Urban Edge Properties,
REIT(a) 4,374 88,792
Whitestone REIT, REIT 2,898 39,992
 6,762,124
Investments Shares Value
Semiconductors & Semiconductor Equipment -
7.8%
Advanced Micro Devices,
Inc.* 37,721 $ 5,449,930
Allegro MicroSystems,
Inc.* 322 7,741
Alpha & Omega
Semiconductor Ltd.* 3,703 153,304
Ambarella, Inc.* 483 25,425
Amkor Technology, Inc. 7,567 247,138
Analog Devices, Inc. 11,753 2,719,409
Applied Materials, Inc. 19,320 4,099,704
Axcelis Technologies,
Inc.*(a) 972 122,812
Broadcom, Inc. 105,540 16,958,167
Cirrus Logic, Inc.* 1,610 210,073
Cohu, Inc.* 1,134 36,277
Credo Technology Group
Holding Ltd.* 5,474 151,904
Diodes, Inc.*(a) 3,381 264,394
Enphase Energy, Inc.* 4,025 463,318
Entegris, Inc. 3,703 438,028
First Solar, Inc.* 2,093 452,067
FormFactor, Inc.*(a) 2,106 112,797
Ichor Holdings Ltd.* 3,542 120,428
Impinj, Inc.*(a) 1,296 206,440
indie Semiconductor, Inc.,
Class A*(a) 8,694 51,990
Intel Corp. 97,727 3,004,128
KLA Corp. 3,220 2,650,285
Kulicke & Soffa Industries,
Inc.(a) 1,127 53,161
Lam Research Corp. 3,059 2,818,073
Lattice Semiconductor
Corp.* 4,025 213,325
MACOM Technology
Solutions Holdings,
Inc.*(a) 1,449 146,233
Marvell Technology, Inc. 19,964 1,337,189
Microchip Technology, Inc. 12,075 1,072,019
Micron Technology, Inc. 26,082 2,864,325
MKS Instruments, Inc. 3,220 405,398
Monolithic Power
Systems, Inc. 1,127 972,702
Navitas Semiconductor
Corp., Class A*(a) 12,880 47,785
NVIDIA Corp. 552,552 64,659,635
NXP Semiconductors NV 6,118 1,610,013
ON Semiconductor Corp.* 10,948 856,681
Onto Innovation, Inc.* 2,576 492,789
PDF Solutions, Inc.*(a) 324 11,369
Photronics, Inc.*(a) 14,094 358,129
Power Integrations, Inc.(a) 2,415 176,392
Qorvo, Inc.*(a) 2,576 308,605
QUALCOMM, Inc. 31,717 5,739,191
Rambus, Inc.* 3,542 182,200
Semtech Corp.*(a) 6,279 199,170
Silicon Laboratories, Inc.* 1,771 212,750

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
SiTime Corp.*(a) 161 $ 22,854
Skyworks Solutions, Inc. 5,152 585,370
SMART Global Holdings,
Inc.* 5,635 131,859
SolarEdge Technologies,
Inc.*(a) 14,007 404,242
Synaptics, Inc.*(a) 2,576 224,936
Teradyne, Inc. 3,381 443,452
Texas Instruments, Inc. 21,252 4,331,370
Ultra Clean Holdings, Inc.* 4,025 174,121
Universal Display Corp.(a) 2,430 540,967
Veeco Instruments,
Inc.*(a) 1,296 53,667
Wolfspeed, Inc.*(a) 2,415 45,523
129,641,254
Software -
7.8%
ACI Worldwide, Inc.* 2,576 111,360
Adeia, Inc. 19,642 230,793
Adobe, Inc.* 10,626 5,861,833
Agilysys, Inc.* 324 36,317
Alarm.com Holdings,
Inc.*(a) 1,127 79,510
Alkami Technology,
Inc.*(a) 4,991 163,355
Altair Engineering, Inc.,
Class A*(a) 3,220 284,519
Amplitude, Inc., Class
A*(a) 9,338 79,933
ANSYS, Inc.* 2,254 706,922
Appfolio, Inc., Class A* 1,288 285,266
Appian Corp., Class A*(a) 3,059 112,999
AppLovin Corp., Class
A*(a) 4,669 359,980
Asana, Inc., Class A*(a) 13,202 192,089
Aspen Technology,
Inc.*(a) 810 152,239
Atlassian Corp., Class A* 3,703 653,839
Aurora Innovation, Inc.,
Class A*(a) 51,198 204,792
Autodesk, Inc.* 4,830 1,195,522
Bentley Systems, Inc.,
Class B(a) 5,152 251,108
BILL Holdings, Inc.* 6,440 321,742
Blackbaud, Inc.*(a) 2,592 205,753
BlackLine, Inc.*(a) 161 7,651
Box, Inc., Class A*(a) 4,698 132,108
Braze, Inc., Class A* 3,381 148,967
C3.ai, Inc., Class A*(a) 4,186 111,976
Cadence Design
Systems, Inc.* 6,318 1,691,076
CCC Intelligent Solutions
Holdings, Inc.* 11,753 120,586
Cleanspark, Inc.*(a) 6,440 103,040
Investments Shares Value
Software
(continued)
Clearwater Analytics
Holdings, Inc., Class
A*(a) 2,093 $ 40,918
CommVault Systems,
Inc.* 2,592 396,187
Confluent, Inc., Class A* 6,923 173,213
Crowdstrike Holdings,
Inc., Class A* 5,313 1,232,403
Datadog, Inc., Class A* 7,084 824,861
DocuSign, Inc.* 2,576 142,916
Dolby Laboratories, Inc.,
Class A 2,576 202,886
DoubleVerify Holdings,
Inc.* 5,474 115,611
Dropbox, Inc., Class A* 9,821 234,918
Dynatrace, Inc.* 6,118 268,703
E2open Parent Holdings,
Inc.*(a) 16,100 75,187
Elastic NV* 4,186 459,079
Enfusion, Inc., Class A* 648 6,143
Envestnet, Inc.* 644 39,915
EverCommerce, Inc.*(a) 8,050 97,083
Fair Isaac Corp.* 648 1,036,800
Five9, Inc.*(a) 483 21,518
Fortinet, Inc.* 15,390 893,236
Freshworks, Inc., Class A* 9,177 114,712
Gen Digital, Inc. 15,295 397,517
Gitlab, Inc., Class A* 3,703 189,705
Guidewire Software, Inc.* 4,186 628,193
HashiCorp, Inc., Class A* 4,347 146,711
HubSpot, Inc.* 1,288 640,175
Informatica, Inc., Class A* 4,186 100,213
Intapp, Inc.* 648 23,218
InterDigital, Inc.(a) 644 79,057
Intuit, Inc. 6,440 4,168,934
JFrog Ltd.* 5,474 211,077
LiveRamp Holdings, Inc.* 1,127 34,126
Manhattan Associates,
Inc.* 1,771 452,278
Marathon Digital Holdings,
Inc.*(a) 8,211 161,510
MeridianLink, Inc.*(a) 4,669 110,328
Microsoft Corp. 172,431 72,136,509
MicroStrategy, Inc., Class
A*(a) 322 519,850
Nutanix, Inc., Class A* 7,084 357,813
Olo, Inc., Class A* 29,946 143,142
Oracle Corp. 36,869 5,141,382
PagerDuty, Inc.*(a) 9,338 195,444
Palantir Technologies,
Inc., Class A* 42,826 1,151,591
Palo Alto Networks, Inc.* 7,245 2,352,669
Pegasystems, Inc. 644 44,900
PowerSchool Holdings,
Inc., Class A* 1,944 43,857

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Procore Technologies,
Inc.* 2,898 $ 205,845
Progress Software Corp.
(a) 644 37,610
PTC, Inc.* 2,415 429,508
Q2 Holdings, Inc.*(a) 4,025 271,567
Qualys, Inc.* 1,296 193,285
Rapid7, Inc.* 2,737 107,674
RingCentral, Inc., Class
A* 19,964 699,738
Riot Platforms, Inc.*(a) 7,406 75,467
Roper Technologies, Inc. 2,415 1,315,571
Salesforce, Inc. 21,252 5,500,018
Samsara, Inc., Class A*(a) 7,567 289,665
SentinelOne, Inc., Class
A* 12,719 291,265
ServiceNow, Inc.* 4,669 3,802,387
Smartsheet, Inc., Class A* 5,796 277,976
SolarWinds Corp. 8,694 103,719
Sprinklr, Inc., Class A*(a) 8,855 87,045
SPS Commerce, Inc.* 1,127 242,778
Synopsys, Inc.* 3,542 1,977,569
Tenable Holdings, Inc.* 3,381 155,256
Teradata Corp.* 2,737 88,734
Tyler Technologies, Inc.* 1,127 640,260
UiPath, Inc., Class A*(a) 15,456 188,100
Varonis Systems, Inc.* 4,347 239,650
Verint Systems, Inc.* 5,635 203,649
Workday, Inc., Class A* 5,152 1,170,122
Workiva, Inc., Class A*(a) 2,415 178,155
Zoom Video
Communications, Inc.,
Class A* 8,694 525,118
Zscaler, Inc.* 1,771 317,629
129,227,123
Specialized REITs -
0.8%
American Tower Corp.,
REIT 10,626 2,341,970
Crown Castle, Inc., REIT 8,855 974,758
CubeSmart, REIT 7,567 360,038
Digital Realty Trust, Inc.,
REIT(a) 6,762 1,010,851
EPR Properties, REIT(a) 4,860 218,700
Equinix, Inc., REIT 2,106 1,664,245
Extra Space Storage, Inc.,
REIT 5,313 848,061
Four Corners Property
Trust, Inc., REIT(a) 5,152 139,825
Gaming and Leisure
Properties, Inc., REIT 6,318 317,164
Iron Mountain, Inc.,
REIT(a) 6,480 664,589
Investments Shares Value
Specialized REITs
(continued)
Lamar Advertising Co.,
Class A, REIT 3,059 $ 366,652
National Storage Affiliates
Trust, REIT(a) 4,830 205,613
PotlatchDeltic Corp., REIT 6,118 271,395
Public Storage, REIT(a) 3,564 1,054,659
Rayonier, Inc., REIT 6,923 209,975
Safehold, Inc., REIT(a) 5,957 137,845
SBA Communications
Corp., REIT 2,737 600,881
Uniti Group, Inc., REIT(a) 38,157 146,523
VICI Properties, Inc.,
Class A, REIT 29,624 926,046
Weyerhaeuser Co., REIT 17,066 542,016
13,001,806
Specialty Retail -
2.5%
Abercrombie & Fitch Co.,
Class A* 2,737 403,653
Academy Sports &
Outdoors, Inc.(a) 16,261 879,232
Advance Auto Parts, Inc.
(a) 2,576 163,138
American Eagle Outfitters,
Inc.(a) 40,572 894,613
Arko Corp.(a) 2,430 15,916
Asbury Automotive Group,
Inc.*(a) 4,212 1,133,955
AutoNation, Inc.* 6,118 1,166,825
AutoZone, Inc.* 401 1,256,610
Bath & Body Works, Inc.
(a) 43,148 1,585,689
Best Buy Co., Inc. 6,279 543,259
Boot Barn Holdings, Inc.* 1,288 171,922
Buckle, Inc. (The)(a) 6,156 265,878
Burlington Stores, Inc.* 1,288 335,292
Caleres, Inc.(a) 8,372 322,824
Camping World Holdings,
Inc., Class A(a) 5,152 117,878
CarMax, Inc.*(a) 3,864 326,276
Carvana Co.* 4,991 664,951
Chewy, Inc., Class A* 6,118 147,933
Dick's Sporting Goods,
Inc.(a) 1,932 417,988
Five Below, Inc.* 2,254 163,956
Floor & Decor Holdings,
Inc., Class A*(a) 3,059 299,782
Foot Locker, Inc.(a) 14,168 411,722
GameStop Corp., Class
A* 11,431 259,141
Gap, Inc. (The)(a) 45,402 1,066,039
Group 1 Automotive, Inc.
(a) 3,059 1,118,737
Guess?, Inc.(a) 5,474 131,650
Home Depot, Inc. (The) 28,336 10,432,182

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Leslie's, Inc.*(a) 42,826 $ 126,337
Lithia Motors, Inc., Class
A(a) 5,635 1,557,120
Lowe's Cos., Inc. 16,583 4,071,292
MarineMax, Inc.* 4,830 168,422
Monro, Inc.(a) 3,542 109,164
Murphy USA, Inc. 805 406,461
ODP Corp. (The)* 8,855 374,124
O'Reilly Automotive, Inc.* 1,449 1,632,067
Penske Automotive
Group, Inc.(a) 1,127 196,222
RH*(a) 161 46,703
Ross Stores, Inc. 7,614 1,090,553
Sally Beauty Holdings,
Inc.*(a) 15,778 180,658
Shoe Carnival, Inc.(a) 5,796 246,156
Signet Jewelers Ltd.(a) 8,262 695,082
Sonic Automotive, Inc.,
Class A(a) 4,186 249,234
TJX Cos., Inc. (The) 26,565 3,002,376
Tractor Supply Co. 2,592 682,525
Ulta Beauty, Inc.* 1,134 413,785
Upbound Group, Inc.(a) 9,982 376,621
Urban Outfitters, Inc.* 9,821 452,257
Valvoline, Inc.* 7,614 354,051
Victoria's Secret & Co.*(a) 8,372 148,603
Warby Parker, Inc., Class
A*(a) 9,338 153,797
Wayfair, Inc., Class A*(a) 4,991 271,660
Williams-Sonoma, Inc.(a) 2,898 448,263
42,150,574
Technology Hardware, Storage & Peripherals -
4.8%
Apple, Inc. 334,880 74,370,150
Corsair Gaming, Inc.* 12,075 99,136
Dell Technologies, Inc.,
Class C 6,923 787,007
Diebold Nixdorf, Inc.* 3,703 161,266
Hewlett Packard
Enterprise Co. 38,693 770,377
HP, Inc. 27,531 993,594
IonQ, Inc.*(a) 11,431 93,163
NetApp, Inc.(a) 5,635 715,532
Pure Storage, Inc., Class
A* 8,372 501,734
Seagate Technology
Holdings plc 5,635 575,728
Super Micro Computer,
Inc.*(a) 1,288 903,725
Western Digital Corp.*(a) 9,177 615,318
Xerox Holdings Corp.(a) 20,125 216,645
 80,803,375
Investments Shares Value
Textiles, Apparel & Luxury Goods -
0.8%
Capri Holdings Ltd.*(a) 23,023 $ 772,191
Carter's, Inc.(a) 5,635 341,199
Columbia Sportswear
Co.(a) 1,610 131,537
Crocs, Inc.*(a) 12,312 1,654,363
Deckers Outdoor Corp.* 609 561,882
G-III Apparel Group
Ltd.*(a) 11,109 306,275
Hanesbrands, Inc.*(a) 52,486 311,767
Kontoor Brands, Inc. 10,143 711,531
Lululemon Athletica, Inc.* 2,592 670,447
NIKE, Inc., Class B 27,209 2,036,866
Oxford Industries, Inc.(a) 2,415 254,372
PVH Corp. 12,236 1,247,950
Ralph Lauren Corp. 2,093 367,510
Skechers USA, Inc.,
Class A* 5,670 369,287
Steven Madden Ltd. 3,381 153,295
Tapestry, Inc. 45,241 1,813,712
Under Armour, Inc., Class
A* 38,318 267,076
Under Armour, Inc., Class
C*(a) 21,574 146,488
VF Corp.(a) 66,815 1,133,182
13,250,930
Tobacco -
0.5%
Altria Group, Inc. 49,266 2,414,527
Philip Morris International,
Inc. 44,597 5,135,790
Universal Corp.(a) 3,220 172,012
Vector Group Ltd. 23,184 296,292
8,018,621
Trading Companies & Distributors -
0.9%
Air Lease Corp., Class
A(a) 19,481 966,647
Applied Industrial
Technologies, Inc. 2,093 456,672
Beacon Roofing Supply,
Inc.* 11,592 1,191,658
BlueLinx Holdings, Inc.* 1,782 214,891
Boise Cascade Co.(a) 7,776 1,104,892
Core & Main, Inc., Class
A* 5,796 309,912
Custom Truck One
Source, Inc.*(a) 15,939 79,854
DNOW, Inc.* 13,202 202,783
DXP Enterprises, Inc.* 483 26,449
Fastenal Co. 12,312 871,074
Ferguson plc 4,347 967,860
FTAI Aviation Ltd.(a) 3,220 358,869
GATX Corp.(a) 2,093 291,973
GMS, Inc.*(a) 9,016 867,610

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
H&E Equipment Services,
Inc. 6,440 $ 336,812
Herc Holdings, Inc. 5,313 827,978
McGrath RentCorp 1,771 194,509
MRC Global, Inc.* 16,422 237,791
MSC Industrial Direct Co.,
Inc., Class A(a) 2,737 243,456
Rush Enterprises, Inc.,
Class A(a) 5,152 262,804
Rush Enterprises, Inc.,
Class B 730 34,514
SiteOne Landscape
Supply, Inc.*(a) 2,106 308,908
Titan Machinery, Inc.* 805 14,353
United Rentals, Inc. 1,771 1,340,824
Watsco, Inc.(a) 648 317,190
WESCO International, Inc. 9,234 1,615,488
WW Grainger, Inc.(a) 972 949,459
14,595,230
Water Utilities -
0.1%
American States Water
Co. 483 39,862
American Water Works
Co., Inc. 5,313 756,359
California Water Service
Group 805 43,035
Essential Utilities, Inc. 8,694 353,411
Middlesex Water Co. 486 32,309
SJW Group 966 58,549
York Water Co. (The)(a) 1,932 79,811
1,363,336
Wireless Telecommunication Services -
0.2%
Gogo, Inc.*(a) 7,614 69,135
Telephone and Data
Systems, Inc. 20,608 436,890
T-Mobile US, Inc. 11,914 2,171,684
2,677,709
Total Common Stocks
(Cost $863,831,455) 1,652,470,480
Number of
Warrants
WARRANTS - 0.0%(d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum
Corp., expiring 8/3/2027,
price 22.00 (Cost
$21,117)* 4,266 166,161
Investments
Number of
Warrants Value
Number of
Rights
RIGHTS - 0.0%
Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡ 1,110 —
Paper & Forest Products - 0.0%
Resolute Forest Products,
Inc., CVR*‡ 6,734 —
Total Rights
(Cost $1,132) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 8.9%(e)
CERTIFICATES OF DEPOSIT - 1.9%
Bank of Montreal, London
(SOFR + 0.20%),
5.53%, 12/17/2024(f) $ 5,000,000 $ 5,000,000
Cooperatieve Rabobank
UA, London
5.68%, 7/3/2025 2,000,000 2,001,400
Credit Agricole CIB, New
York
(SOFR + 0.17%),
5.50%, 9/11/2024(f) 5,000,000 5,000,000
MUFG Bank Ltd., London
Branch
5.54%, 9/23/2024 2,000,000 2,000,000
Natixis SA, New York
(SOFR + 0.22%),
5.55%, 11/1/2024(f) 2,000,000 2,000,100
Nordea Bank Abp, New
York Branch
(SOFR + 0.32%),
5.65%, 7/18/2025(f) 4,000,000 4,000,736
Oversea-Chinese Banking
Corp. Ltd., New York
(SOFR + 0.20%),
5.55%, 10/22/2024(f) 5,000,000 5,000,515
Svenska Handelsbanken,
New York
(SOFR + 0.20%),
5.53%, 10/30/2024(f) 2,000,000 2,000,248
The Sumitomo Bank Ltd.,
New York
(SOFR + 0.17%),
5.50%, 8/7/2024(f) 5,000,000 5,000,000
Total Certificates of Deposit
(Cost $31,999,772) 32,002,999

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS - 7.0%
BofA Securities, Inc.
5.77%, dated
7/31/2024, due
10/31/2024,
repurchase price
$6,088,473,
collateralized by
various Common
Stocks; total market
value $6,724,567 $ 6,000,000 $ 6,000,000
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $7,523,867,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $7,703,161 7,522,751 7,522,751
National Bank of Canada Financial Inc.
5.47%, dated
7/31/2024, due
8/1/2024, repurchase
price $60,009,117,
collateralized by
various Common
Stocks, U.S. Treasury
Securities, 0.63%,
1/15/2026; total market
value $65,974,797 60,000,000 60,000,000
Societe Generale
5.45%, dated
7/31/2024, due
8/1/2024, repurchase
price $18,002,725,
collateralized by
various Common
Stocks; total market
value $20,194,386 18,000,000 18,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
5.42%, dated
7/31/2024, due
8/1/2024, repurchase
price $25,003,764,
collateralized by
various Common
Stocks; total market
value $27,903,684 $ 25,000,000 $ 25,000,000
Total Repurchase Agreements
(Cost $116,522,751) 116,522,751
Total Securities Lending Reinvestments
(Cost $148,522,523) 148,525,750
Total Investments - 108.1%
(Cost $1,012,376,227) 1,801,162,391
Liabilities in excess of other assets - (8.1%) (134,530,922)
NET ASSETS - 100.0% $1,666,631,469
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July
31, 2024 was $219,425,379, collateralized in the form of
cash with a value of $148,522,496 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$65,842,469 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
7.63%, and maturity dates ranging from August 1, 2024
– May 15, 2054 and $9,001,850 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity dates
ranging from August 15, 2024 – June 30, 2120; a total
value of $223,366,815.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $148,525,750.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2024.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Abbreviations
CVR Contingent Value Rights
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Investment in a company which was affiliated for the period ended July 31, 2024, was as follows:
Security
Value
October 31,
2023
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2024
Value
July 31, 2024
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 459,393 $ 16,776 $ 60,411 6,440 $ 570,906 $ 144,906 $ 14,916 $ 10,242
Futures Contracts
FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
Russell 2000 E-Mini Index 20 09/20/2024 USD $ 2,273,000 $ 216,800
S&P 500 E-Mini Index 29 09/20/2024 USD 8,059,100 64,810
S&P Midcap 400 E-Mini Index 9 09/20/2024 USD 2,808,090 163,247
$ 444,857
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.2%
Warrants 0.0
†
Rights –
Securities Lending Reinvestments 8.9
Others
(1)
(8.1)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .8%
Aerospace & Defense -
1 .2%
Airbus SE 7,922 $ 1,199,793
Babcock International
Group plc 25,534 174,153
BAE Systems plc 40,834 680,267
Bombardier, Inc., Class B* 1,886 127,212
CAE, Inc.* 4,476 81,391
Chemring Group plc 15,334 81,540
Dassault Aviation SA 369 74,309
Elbit Systems Ltd. 412 74,015
Hensoldt AG 800 29,641
INVISIO AB 2,552 59,528
Kongsberg Gruppen ASA 1,417 142,030
Leonardo SpA 6,732 160,336
LISI SA 880 24,235
Melrose Industries plc 19,321 146,122
Montana Aerospace
AG*(a) 1,326 28,170
MTU Aero Engines AG 714 202,194
QinetiQ Group plc 26,724 165,861
Rheinmetall AG 646 352,175
Rolls-Royce Holdings plc* 113,866 657,563
Saab AB, Class B 5,868 135,290
Safran SA 4,488 986,348
Singapore Technologies
Engineering Ltd. 17,900 59,149
Thales SA 1,326 210,853
5,852,175
Air Freight & Logistics -
0 .6%
Cargojet, Inc.(b) 608 57,404
Cia de Distribucion
Integral Logista
Holdings SA 2,419 71,513
Deutsche Post AG 19,414 866,575
DSV A/S 2,380 436,248
Freightways Group Ltd.(b) 7,410 40,051
ID Logistics Group
SACA*(b) 81 39,180
InPost SA* 3,608 62,389
International Distribution
Services plc* 14,455 64,055
Kerry Logistics Network
Ltd. 119,000 104,193
Konoike Transport Co.
Ltd. 10,200 163,447
Mainfreight Ltd.(b) 1,312 58,063
Mitsui-Soko Holdings Co.
Ltd.(b) 6,800 217,839
Nippon Express Holdings,
Inc. 1,600 79,330
Oesterreichische Post AG 136 4,489
Investments Shares Value
Air Freight & Logistics
(continued)
Sankyu, Inc. 1,333 $ 45,715
SBS Holdings, Inc. 6,800 125,054
Senko Group Holdings
Co. Ltd.(b) 40,800 312,386
SG Holdings Co. Ltd.(b) 3,800 38,477
Yamato Holdings Co. Ltd.
(b) 3,800 46,142
2,832,550
Automobile Components -
1 .8%
Aisan Industry Co. Ltd. 10,500 107,750
Aisin Corp. 3,600 123,222
Amotiv Ltd. 46,172 325,925
ARB Corp. Ltd.(b) 2,686 73,824
Brembo NV(b) 1,435 16,096
Bridgestone Corp. 10,200 419,294
CIE Automotive SA(b) 2,091 61,092
Cie Generale des
Etablissements
Michelin SCA 12,444 492,843
Continental AG 1,938 118,906
Denso Corp. 40,800 681,717
Dometic Group AB(c) 5,962 40,887
Dowlais Group plc 477,224 391,688
Eagle Industry Co. Ltd. 8,200 115,975
Exedy Corp. 10,200 216,935
FCC Co. Ltd. 13,600 213,681
Forvia SE 3,876 45,444
Gestamp Automocion
SA(a) 43,928 127,392
G-Tekt Corp. 7,400 90,250
Hella GmbH & Co. KGaA 328 31,021
Johnson Electric Holdings
Ltd.(b) 119,000 164,516
JTEKT Corp. 3,800 27,706
Koito Manufacturing Co.
Ltd.(b) 5,000 74,621
KYB Corp. 6,800 237,272
Linamar Corp.(b) 13,770 686,482
Magna International, Inc.
(b) 4,216 186,988
Musashi Seimitsu Industry
Co. Ltd. 17,000 240,775
NHK Spring Co. Ltd. 2,900 31,976
Nifco, Inc. 2,400 61,795
Niterra Co. Ltd. 2,700 81,111
NOK Corp. 4,100 60,576
Nokian Renkaat OYJ(b) 8,364 76,315
Opmobility 13,770 144,610
Pacific Industrial Co. Ltd. 20,400 214,223
Pirelli & C SpA(a) 3,854 24,130
PWR Holdings Ltd. 3,772 29,311
Seiren Co. Ltd.(b) 4,100 64,609

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
Shoei Co. Ltd.(b) 3,800 $ 50,638
Stanley Electric Co. Ltd. 3,400 67,397
Sumitomo Electric
Industries Ltd. 13,600 208,800
Sumitomo Riko Co. Ltd. 13,600 138,206
Sumitomo Rubber
Industries Ltd. 3,800 40,081
TI Fluid Systems plc(a) 106,556 180,115
Tokai Rika Co. Ltd. 17,000 233,770
Topre Corp. 17,000 236,368
Toyo Tire Corp. 4,500 74,546
Toyoda Gosei Co. Ltd. 2,000 37,046
Toyota Boshoku Corp. 2,700 36,796
Valeo SE 72,018 824,896
Vitesco Technologies
Group AG 5,780 350,880
Yokohama Rubber Co.
Ltd. (The) 3,800 87,310
8,667,807
Automobiles -
2 .2%
Aston Martin Lagonda
Global Holdings plc*(a)
(b) 16,400 32,735
Bayerische Motoren
Werke AG 5,066 470,458
Bayerische Motoren
Werke AG (Preference) 1,660 142,535
Dr Ing hc F Porsche AG
(Preference)(a) 1,428 107,796
Ferrari NV 1,632 671,781
Honda Motor Co. Ltd. 91,800 1,004,882
Isuzu Motors Ltd. 10,200 140,160
Mazda Motor Corp. 10,900 99,394
Mercedes-Benz Group AG 15,368 1,017,073
Mitsubishi Motors Corp.(b) 13,500 39,398
Nissan Motor Co. Ltd.(b) 30,600 98,882
Nissan Shatai Co. Ltd. 3,800 23,715
Piaggio & C SpA(b) 49,708 136,947
PIERER Mobility AG 3,060 98,205
Porsche Automobil
Holding SE
(Preference) 3,876 173,347
Renault SA 3,536 171,571
Stellantis NV 40,800 680,082
Subaru Corp. 10,600 210,401
Suzuki Motor Corp. 34,000 397,601
Toyota Motor Corp. 227,800 4,464,856
Trigano SA 2,414 283,423
Volkswagen AG
(Preference) 3,468 387,281
Investments Shares Value
Automobiles
(continued)
Yamaha Motor Co. Ltd. 20,400 $ 191,852
11,044,375
Banks -
11 .3%
ABN AMRO Bank NV,
CVA(a) 7,512 130,995
AIB Group plc 22,406 128,501
Aichi Financial Group,
Inc.(b) 13,600 247,306
Aktia Bank OYJ(b) 17,204 173,691
Alandsbanken Abp, Class
B 1,972 73,406
Alior Bank SA 2,640 63,105
AMCO - Asset
Management Co.
SpA*‡ 239 —
ANZ Group Holdings Ltd. 38,522 730,749
Awa Bank Ltd. (The)(b) 10,200 190,292
Banca Monte dei Paschi
di Siena SpA 7,182 39,169
Banca Popolare di
Sondrio SpA 15,368 117,073
Banco Bilbao Vizcaya
Argentaria SA(b) 107,508 1,128,909
Banco BPM SpA 26,713 184,999
Banco Comercial
Portugues SA, Class R 189,546 79,951
Banco de Sabadell SA 104,482 220,693
Banco Santander SA 289,544 1,395,821
Bank Hapoalim BM 22,474 207,576
Bank Leumi Le-Israel BM 27,812 241,352
Bank Millennium SA* 25,740 58,765
Bank of Cyprus Holdings
plc(b) 126,310 572,703
Bank of East Asia Ltd.
(The) 24,600 31,081
Bank of Georgia Group
plc 11,424 669,114
Bank of Ireland Group plc 18,326 207,725
Bank of Montreal 13,702 1,155,017
Bank of Nova Scotia (The) 22,372 1,044,064
Bank of Queensland Ltd.
(b) 8,126 33,483
Bank Polska Kasa Opieki
SA 3,499 141,425
Bankinter SA 12,812 109,358
Banque Cantonale de
Geneve 578 189,767
Banque Cantonale
Vaudoise (Registered)
(b) 410 43,504
Barclays plc 293,284 880,745
BAWAG Group AG(a) 1,885 137,582
Bendigo & Adelaide Bank
Ltd. 7,372 60,126

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Berner Kantonalbank AG
(Registered) 328 $ 87,939
BNP Paribas SA 19,584 1,344,835
BPER Banca SpA 25,203 147,324
CaixaBank SA 74,936 436,741
Canadian Imperial Bank
of Commerce 18,661 964,490
Canadian Western
Bank(b) 31,722 1,095,557
Chiba Bank Ltd. (The) 15,000 142,413
Chugin Financial Group,
Inc. 2,600 29,195
Close Brothers Group plc 49,334 323,806
Commerzbank AG 18,734 305,905
Commonwealth Bank of
Australia 22,542 2,023,843
Concordia Financial
Group Ltd. 20,400 130,161
Credit Agricole SA 22,542 342,230
Credito Emiliano SpA 6,256 68,509
Dah Sing Banking Group
Ltd. 149,600 118,539
Daishi Hokuetsu Financial
Group, Inc.(b) 13,600 545,952
Danske Bank A/S 12,070 369,317
DBS Group Holdings Ltd. 40,861 1,117,751
DNB Bank ASA 16,864 347,783
EQB, Inc.(b) 8,466 590,588
Erste Group Bank AG 6,120 318,407
FIBI Holdings Ltd. 533 21,979
FinecoBank Banca Fineco
SpA 7,616 129,388
First International Bank of
Israel Ltd. (The) 1,144 46,444
Fukuoka Financial Group,
Inc. 2,800 79,519
Graubuendner
Kantonalbank 7 13,598
Gunma Bank Ltd. (The) 8,400 57,699
Hachijuni Bank Ltd. (The) 10,200 73,249
Hang Seng Bank Ltd. 13,600 166,866
Heartland Group Holdings
Ltd.(b) 302,804 192,440
Hirogin Holdings, Inc. 9,200 75,393
Hokkoku Financial
Holdings, Inc. 1,300 49,249
Hokuhoku Financial
Group, Inc. 3,800 53,909
HSBC Holdings plc 357,034 3,228,490
Hyakugo Bank Ltd. (The)
(b) 74,800 337,559
Hyakujushi Bank Ltd.
(The) 10,200 224,731
ING Bank Slaski SA 532 40,485
ING Groep NV(b) 62,016 1,124,051
Investments Shares Value
Banks
(continued)
Intesa Sanpaolo SpA 297,364 $ 1,206,827
Israel Discount Bank Ltd.,
Class A 24,770 127,299
Iyogin Holdings, Inc. 8,200 83,003
Japan Post Bank Co. Ltd. 20,400 213,613
Judo Capital Holdings
Ltd.*(b) 82,840 75,191
Juroku Financial Group,
Inc. 10,200 329,809
Jyske Bank A/S
(Registered) 1,190 97,155
KBC Ancora(b) 803 39,102
KBC Group NV 5,202 403,268
Keiyo Bank Ltd. (The) 37,400 212,280
Kyoto Financial Group,
Inc. 6,400 120,803
Kyushu Financial Group,
Inc. 12,000 74,515
Liechtensteinische
Landesbank AG 1,025 86,867
Lloyds Banking Group plc 1,211,046 926,784
Luzerner Kantonalbank
AG (Registered) 304 23,070
Mebuki Financial Group,
Inc. 28,010 118,213
Mediobanca Banca di
Credito Finanziario
SpA 11,424 185,367
Mitsubishi UFJ Financial
Group, Inc. 163,200 1,898,179
Mizrahi Tefahot Bank Ltd. 2,622 95,225
Mizuho Financial Group,
Inc. 47,600 1,090,820
Musashino Bank Ltd.
(The) 10,200 221,002
Nanto Bank Ltd. (The) 1,500 35,242
National Australia Bank
Ltd. 42,466 1,069,835
National Bank of Canada 6,494 542,855
NatWest Group plc 121,380 573,892
Nishi-Nippon Financial
Holdings, Inc. 3,800 52,153
Nordea Bank Abp 62,594 733,250
Norion Bank AB* 20,842 78,758
North Pacific Bank Ltd.(b) 105,400 360,767
Oberbank AG 902 68,324
Oma Saastopankki OYJ 4,420 66,386
Oversea-Chinese Banking
Corp. Ltd. 64,600 717,187
Permanent TSB Group
Holdings plc*(b) 54,196 90,314
Powszechna Kasa
Oszczednosci Bank
Polski SA 13,867 206,025
Raiffeisen Bank
International AG 3,344 65,170
Resona Holdings, Inc. 34,000 246,763

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Ringkjoebing Landbobank
A/S 492 $ 87,186
Royal Bank of Canada 19,278 2,152,962
San-In Godo Bank Ltd.
(The) 47,600 455,563
Santander Bank Polska
SA 748 98,390
Senshu Ikeda Holdings,
Inc. 88,400 229,137
Shiga Bank Ltd. (The) 14,600 395,421
Shizuoka Financial
Group, Inc. 11,900 120,020
Skandinaviska Enskilda
Banken AB, Class A 29,784 458,532
Skandinaviska Enskilda
Banken AB, Class C(b) 684 10,760
Societe Generale SA 13,566 352,021
Spar Nord Bank A/S 22,066 449,902
SpareBank 1 Nord Norge 28,118 277,464
Sparebank 1 Oestlandet 1,329 18,287
SpareBank 1 SMN 3,103 46,216
SpareBank 1
Sorost-Norge 22,236 146,010
SpareBank 1 SR-Bank
ASA 4,796 61,493
Sparebanken Vest 28,016 358,703
St Galler Kantonalbank
AG (Registered) 41 20,215
Standard Chartered plc 41,684 410,767
Sumitomo Mitsui Financial
Group, Inc. 18,300 1,327,559
Sumitomo Mitsui Trust
Holdings, Inc. 13,600 347,186
Suruga Bank Ltd.(b) 10,200 81,283
Svenska Handelsbanken
AB, Class A 21,794 220,022
Svenska Handelsbanken
AB, Class B(b) 3,808 47,007
Swedbank AB, Class A 18,496 393,473
Sydbank A/S 17,136 924,403
TBC Bank Group plc 14,960 595,677
Tokyo Kiraboshi Financial
Group, Inc.(b) 10,100 307,779
Toronto-Dominion Bank
(The) 33,320 1,966,470
Unicaja Banco SA(a) 55,420 74,483
UniCredit SpA 30,906 1,269,344
United Overseas Bank
Ltd. 27,200 657,835
Valiant Holding AG
(Registered) 4,794 542,984
Virgin Money UK plc 30,176 83,488
Walliser Kantonalbank
(Registered) 485 63,363
Westpac Banking Corp. 44,744 870,691
Investments Shares Value
Banks
(continued)
Yamaguchi Financial
Group, Inc. 4,100 $ 51,448
Zuger Kantonalbank(b) 10 94,064
56,057,302
Beverages -
1 .0%
Anheuser-Busch InBev
SA/NV 13,158 782,535
Asahi Group Holdings Ltd. 6,200 228,905
Britvic plc 12,104 197,291
Carlsberg A/S, Class B 1,156 139,708
Coca-Cola Europacific
Partners plc 2,697 198,958
Coca-Cola HBC AG 3,321 121,145
Davide Campari-Milano
NV(b) 6,802 61,386
Diageo plc 29,070 903,229
Fevertree Drinks plc(b) 5,658 67,042
Heineken Holding NV 1,598 117,758
Heineken NV 3,604 319,869
Ito En Ltd. 800 19,019
Kirin Holdings Co. Ltd. 10,200 144,431
Olvi OYJ, Class A 912 31,235
Pernod Ricard SA 3,026 406,030
Primo Water Corp. 7,310 160,281
Remy Cointreau SA 398 31,482
Royal Unibrew A/S* 836 65,647
Sapporo Holdings Ltd.(b) 1,900 81,880
Suntory Beverage & Food
Ltd.(b) 1,800 64,865
Takara Holdings, Inc. 68,000 517,480
Treasury Wine Estates
Ltd.(b) 12,433 100,266
4,760,442
Biotechnology -
0 .6%
Argenx SE* 782 398,646
Bavarian Nordic A/S*(b) 2,074 55,776
BioArctic AB, Class B*(a)
(b) 2,108 31,568
BioGaia AB, Class B 5,670 67,452
BoneSupport Holding
AB*(a) 2,665 75,044
CSL Ltd. 6,630 1,340,899
Galapagos NV*(b) 4,050 108,774
Genmab A/S* 1,020 289,172
Genus plc 4,454 104,464
GNI Group Ltd.* 3,800 57,937
Grifols SA*(b) 2,888 29,057
PeptiDream, Inc.* 2,500 46,075
Swedish Orphan
Biovitrum AB* 3,273 85,447
Takara Bio, Inc. 400 3,063

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Telix Pharmaceuticals
Ltd.*(b) 4,018 $ 50,061
Vitrolife AB(b) 880 18,918
Zealand Pharma A/S,
Class A* 952 128,389
2,890,742
Broadline Retail -
0 .7%
Allegro.eu SA*(a) 6,278 57,584
ASKUL Corp.(b) 1,000 14,150
B&M European Value
Retail SA 14,042 84,428
Canadian Tire Corp. Ltd.,
Class A(b) 968 99,347
Dollarama, Inc. 3,434 321,736
Europris ASA(a) 8,968 53,433
Harvey Norman Holdings
Ltd.(b) 5,586 17,472
Isetan Mitsukoshi
Holdings Ltd. 5,000 100,724
J Front Retailing Co. Ltd. 4,100 49,813
Next plc 1,836 213,988
Pan Pacific International
Holdings Corp. 6,800 178,112
Pepco Group NV*(a) 4,066 19,636
Prosus NV 19,754 686,484
Puuilo OYJ 2,622 28,798
Rakuten Group, Inc.*(b) 21,000 123,158
Ryohin Keikaku Co. Ltd. 6,000 113,313
Seria Co. Ltd. 1,000 22,631
Takashimaya Co. Ltd. 4,300 80,393
THG plc, Class B*(b) 267,784 228,558
Tokmanni Group Corp.(b) 15,776 193,075
Wesfarmers Ltd. 15,300 735,830
3,422,663
Building Products -
0 .8%
AGC, Inc. 4,300 154,298
Assa Abloy AB, Class B 13,328 405,277
Belimo Holding AG
(Registered) 123 74,408
Bunka Shutter Co. Ltd. 6,800 78,955
Carel Industries SpA(a)(b) 2,318 42,792
Cie de Saint-Gobain SA 9,044 777,441
Daikin Industries Ltd. 3,700 538,671
dormakaba Holding AG 126 76,151
Fletcher Building Ltd. 16,948 31,407
Forbo Holding AG
(Registered)(b) 41 44,016
Geberit AG (Registered) 408 259,748
Genuit Group plc 15,480 101,802
Inwido AB(b) 16,286 268,810
Investments Shares Value
Building Products
(continued)
James Halstead plc 18,023 $ 43,521
Kingspan Group plc 2,041 190,820
Lindab International AB(b) 4,346 107,458
Lixil Corp.(b) 3,800 43,945
Munters Group AB(a) 2,720 58,777
Nibe Industrier AB, Class
B(b) 24,344 106,779
Nitto Boseki Co. Ltd.(b) 1,900 72,863
Noritz Corp. 3,800 47,532
Reliance Worldwide Corp.
Ltd. 13,860 46,610
ROCKWOOL A/S, Class A 88 38,730
ROCKWOOL A/S, Class
B 174 76,908
Sanwa Holdings Corp. 3,400 73,441
Systemair AB 4,018 30,329
Takara Standard Co. Ltd. 3,800 43,996
TOTO Ltd.(b) 3,000 82,328
Volution Group plc 3,838 26,966
3,944,779
Capital Markets -
3 .5%
3i Group plc 17,952 721,268
abrdn plc 31,578 68,973
AJ Bell plc 21,520 126,874
Allfunds Group plc 4,048 24,355
Alpha Group International
plc(a)(b) 760 25,283
Amundi SA(a) 1,312 95,902
Anima Holding SpA(a) 57,324 301,591
Antin Infrastructure
Partners SA(b) 4,332 58,690
Ashmore Group plc 22,554 49,886
ASX Ltd. 1,938 82,221
Avanza Bank Holding AB 2,704 60,475
Azimut Holding SpA 2,537 63,581
Banca Generali SpA 1,397 60,770
Brederode SA 285 33,492
Bridgepoint Group plc(a)
(b) 28,968 109,019
Brookfield Asset
Management Ltd.,
Class A 5,950 259,544
Brookfield Corp., Class A 25,127 1,224,632
Bure Equity AB 968 36,236
CI Financial Corp. 44,846 541,807
Cie Financiere Tradition
SA 266 43,364
Daiwa Securities Group,
Inc. 23,800 198,913
Deutsche Bank AG
(Registered) 36,040 562,988
Deutsche Boerse AG 2,448 501,717
EFG International AG 1,680 24,048
EQT AB(b) 9,078 293,831

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Euronext NV(a) 1,250 $ 126,471
Fairfax India Holdings
Corp.*(a) 4,510 64,493
flatexDEGIRO AG 2,128 30,096
Galaxy Digital Holdings
Ltd.* 5,508 66,106
Gimv NV(b) 7,143 311,883
GMO Financial Holdings,
Inc.(b) 8,200 35,152
Hargreaves Lansdown plc 5,061 71,832
Hong Kong Exchanges &
Clearing Ltd. 15,358 455,707
HUB24 Ltd. 2,584 83,625
iFAST Corp. Ltd. 16,400 91,956
IG Group Holdings plc 2,698 32,489
IGM Financial, Inc. 2,200 62,300
Insignia Financial Ltd.(b) 198,152 358,419
IntegraFin Holdings plc(a) 15,498 76,640
Intermediate Capital
Group plc 5,610 158,239
Investec plc 14,888 117,701
JAFCO Group Co. Ltd. 5,000 63,489
Japan Exchange Group,
Inc. 6,800 160,396
JTC plc(a) 4,522 61,103
Julius Baer Group Ltd. 3,876 211,578
London Stock Exchange
Group plc 5,814 707,200
Macquarie Group Ltd. 5,202 712,671
Magellan Financial Group
Ltd. 60,690 405,024
Man Group plc 29,718 93,291
Monex Group, Inc. 12,300 60,331
Ninety One plc 15,252 33,715
Nomura Holdings, Inc. 40,800 254,925
Nordnet AB publ 2,420 49,359
Okasan Securities Group,
Inc.(b) 17,000 82,932
Onex Corp. 684 46,844
Partners Group Holding
AG 272 366,014
Perpetual Ltd. 35,734 517,322
Pinnacle Investment
Management Group
Ltd.(b) 10,281 110,101
Plus500 Ltd. 25,262 761,225
Quilter plc(a) 431,528 741,067
Rathbones Group plc 20,706 511,704
Ratos AB, Class B 61,982 199,058
SBI Holdings, Inc. 4,800 125,790
Schroders plc 18,389 92,778
Singapore Exchange Ltd. 12,300 90,576
St James's Place plc 5,474 48,163
Investments Shares Value
Capital Markets
(continued)
Swissquote Group
Holding SA
(Registered) 205 $ 65,349
Tamburi Investment
Partners SpA 2,546 25,677
Tel Aviv Stock Exchange
Ltd.(b) 4,141 33,084
TMX Group Ltd. 3,740 113,598
Tokai Tokyo Financial
Holdings, Inc. 22,800 89,860
TP ICAP Group plc 243,610 693,084
UBS Group AG
(Registered) 45,152 1,367,512
UOB-Kay Hian Holdings
Ltd. 74,867 77,240
Van Lanschot Kempen
NV, CVA 10,574 457,113
Vontobel Holding AG
(Registered) 339 22,183
VZ Holding AG 285 38,399
XTB SA(a) 3,608 57,441
Yangzijiang Financial
Holding Ltd. 768,400 195,317
17,455,082
Chemicals -
2 .8%
ADEKA Corp. 2,300 49,222
Aica Kogyo Co. Ltd. 1,500 34,734
Air Liquide SA 7,779 1,420,732
Air Water, Inc. 4,100 60,563
Akzo Nobel NV 3,060 189,137
Arkema SA 1,326 119,955
Artience Co. Ltd. 13,600 289,698
Asahi Kasei Corp. 13,600 98,886
ASAHI YUKIZAI Corp. 3,600 115,326
BASF SE 16,218 756,383
Borregaard ASA 1,692 28,936
C Uyemura & Co. Ltd. 600 43,347
Clariant AG (Registered) 2,166 32,161
Corbion NV 3,706 82,852
Covestro AG*(a) 1,870 110,201
Croda International plc 1,972 102,381
Daicel Corp. 8,900 86,687
Denka Co. Ltd. 3,400 49,635
DIC Corp. 2,899 59,691
DSM-Firmenich AG 3,196 408,263
Elementis plc 23,522 48,280
Elkem ASA*(a) 101,320 211,081
EMS-Chemie Holding AG
(Registered) 126 104,994
Evonik Industries AG 4,998 101,487
FUCHS SE 711 24,658
FUCHS SE (Preference) 1,182 51,443
Fuso Chemical Co. Ltd.(b) 1,100 28,549
Givaudan SA (Registered) 119 582,259

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Hexpol AB 5,784 $ 64,599
ICL Group Ltd. 10,602 44,734
Incitec Pivot Ltd. 47,940 92,349
Israel Corp. Ltd. 104 21,982
JCU Corp. 1,400 35,079
Johnson Matthey plc 4,794 100,924
K+S AG (Registered) 10,404 134,310
Kaneka Corp. 1,300 36,945
Kansai Paint Co. Ltd. 3,800 62,483
Kemira OYJ 2,992 67,667
Keppel Infrastructure
Trust 41,800 15,000
KH Neochem Co. Ltd. 10,200 152,464
Konishi Co. Ltd.(b) 20,400 163,650
Kumiai Chemical Industry
Co. Ltd.(b) 20,400 107,654
Kuraray Co. Ltd. 8,000 98,844
Kureha Corp.(b) 17,000 337,718
LANXESS AG 3,434 89,851
Lenzing AG* 6,120 212,912
Lintec Corp. 3,800 85,870
Methanex Corp. 1,290 62,677
Mitsubishi Chemical
Group Corp. 27,200 161,653
Mitsubishi Gas Chemical
Co., Inc.(b) 6,200 118,099
Mitsui Chemicals, Inc. 4,800 139,636
Nihon Parkerizing Co. Ltd. 4,100 34,008
Nippon Kayaku Co. Ltd. 13,600 114,343
Nippon Paint Holdings
Co. Ltd. 13,600 86,575
Nippon Sanso Holdings
Corp. 2,800 92,490
Nippon Soda Co. Ltd.(b) 8,539 307,599
Nissan Chemical Corp.(b) 2,900 93,943
Nitto Denko Corp. 1,800 157,198
NOF Corp. 3,600 51,646
Novonesis (Novozymes)
B 4,625 294,432
Nufarm Ltd.(b) 20,418 62,132
Nutrien Ltd. 9,350 479,260
OCI NV 1,933 46,540
Orica Ltd. 4,446 52,142
Resonac Holdings Corp.
(b) 3,800 95,417
Shin-Etsu Chemical Co.
Ltd. 27,200 1,219,896
Shin-Etsu Polymer Co.
Ltd. 800 8,603
Sika AG (Registered) 2,108 638,926
SOL SpA(b) 1,802 67,371
Solvay SA(b) 1,558 54,826
Sumitomo Chemical Co.
Ltd.(b) 47,600 123,002
Syensqo SA 1,496 132,306
Investments Shares Value
Chemicals
(continued)
Symrise AG, Class A 1,802 $ 227,656
T Hasegawa Co. Ltd. 900 19,470
Taiyo Holdings Co. Ltd. 1,800 43,068
Teijin Ltd. 4,100 39,512
Toagosei Co. Ltd.(b) 10,200 109,722
Tokai Carbon Co. Ltd.(b) 74,800 481,482
Tokuyama Corp. 23,800 469,483
Tokyo Ohka Kogyo Co.
Ltd. 2,100 54,503
Toray Industries, Inc. 13,600 70,983
Tosoh Corp. 7,000 95,514
Toyobo Co. Ltd.(b) 34,000 233,657
Umicore SA(b) 5,406 74,234
Victrex plc 700 9,890
Wacker Chemie AG 256 25,707
Yara International ASA 1,462 41,582
Zeon Corp. 3,600 31,978
13,939,737
Commercial Services & Supplies -
1 .0%
Befesa SA(a)(b) 850 26,379
Bilfinger SE 12,104 679,773
Boyd Group Services,
Inc.(b) 372 62,333
Brambles Ltd. 19,822 201,405
Bravida Holding AB(a) 11,803 95,315
Cleanaway Waste
Management Ltd.(b) 35,024 64,495
Dai Nippon Printing Co.
Ltd. 3,400 112,309
Daiseki Co. Ltd. 1,499 35,966
DO & CO AG* 369 62,210
Downer EDI Ltd. 37,910 123,529
Duskin Co. Ltd. 4,100 107,582
Element Fleet
Management Corp. 6,392 122,200
Elis SA 4,277 100,057
GFL Environmental, Inc. 2,416 93,688
ISS A/S(b) 2,508 45,862
Japan Elevator Service
Holdings Co. Ltd. 4,200 77,574
Kokuyo Co. Ltd. 4,100 68,969
Loomis AB, Class B 984 31,308
Mitie Group plc 84,830 132,059
Mitsubishi Pencil Co. Ltd. 1,800 28,030
Nippon Kanzai Holdings
Co. Ltd. 1,300 23,855
Okamura Corp. 3,800 56,194
Pilot Corp. 3,400 102,321
Prestige International, Inc. 4,000 18,982
RB Global, Inc. 2,346 186,787
Rentokil Initial plc 35,564 216,844
Sdiptech AB, Class B* 912 27,911
Secom Co. Ltd. 2,700 172,666
Securitas AB, Class B(b) 10,091 108,371

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Commercial Services & Supplies
(continued)
Serco Group plc 349,078 $ 858,635
SG Fleet Group Ltd.(b) 36,108 74,744
Societe BIC SA 1,462 91,758
Sohgo Security Services
Co. Ltd. 9,500 61,170
SPIE SA 2,752 106,491
TOPPAN Holdings, Inc. 4,000 113,651
Veridis Environment
Ltd.*(b) 2,870 13,887
Waste Connections, Inc.
(b) 3,502 622,474
5,127,784
Communications Equipment -
0 .2%
Nokia OYJ 87,244 341,847
Spirent Communications
plc 25,338 56,304
Telefonaktiebolaget LM
Ericsson, Class A 306 2,098
Telefonaktiebolaget LM
Ericsson, Class B 33,796 231,012
VTech Holdings Ltd.(b) 47,600 313,495
944,756
Construction & Engineering -
2 .4%
Ackermans & van Haaren
NV(b) 454 87,152
ACS Actividades de
Construccion y
Servicios SA(b) 4,471 199,619
AF Gruppen ASA 5,586 68,762
Ashtrom Group Ltd.*(b) 238 3,011
AtkinsRealis Group, Inc. 2,068 89,040
Badger Infrastructure
Solutions Ltd. 1,564 44,154
Balfour Beatty plc 170,884 924,500
Bouygues SA 3,706 128,088
Burkhalter Holding AG 615 61,902
Chiyoda Corp.*(b) 51,000 104,739
Chudenko Corp. 1,500 35,092
Dai-Dan Co. Ltd. 10,200 210,494
Deme Group NV 272 49,036
Eiffage SA 1,360 135,539
Elco Ltd.(b) 4,284 122,896
Elecnor SA(b) 3,910 84,832
Electra Ltd. 76 27,987
Ferrovial SE 5,992 238,220
Fugro NV 5,984 159,422
Gold Finance Holdings
Ltd.*‡ 89,827 —
Hazama Ando Corp. 47,600 385,014
HOCHTIEF AG 442 52,612
Investments Shares Value
Construction & Engineering
(continued)
INFRONEER Holdings,
Inc. 4,100 $ 35,670
Instalco AB(a)(b) 4,332 20,594
JGC Holdings Corp. 6,800 58,120
Johns Lyng Group Ltd.(b) 11,210 43,628
Kajima Corp. 10,300 199,894
Keller Group plc 22,984 439,875
Kinden Corp.(b) 2,300 48,901
Kumagai Gumi Co. Ltd. 11,000 265,386
Kvutzat Acro Ltd. 2,108 22,418
Maire SpA 11,458 91,006
MIRAIT ONE Corp. 30,600 435,225
Monadelphous Group
Ltd.(b) 7,216 61,115
Morgan Sindall Group plc 12,988 477,118
Mota-Engil SGPS SA(b) 23,392 91,783
NCC AB, Class B 25,534 393,817
Nippon Road Co. Ltd.
(The) 6,800 76,108
Nishimatsu Construction
Co. Ltd. 10,200 332,046
NRW Holdings Ltd. 140,964 307,445
Obayashi Corp. 10,500 138,560
Okumura Corp.(b) 10,200 348,451
OX2 AB, Class B*(b) 8,588 47,477
Peab AB, Class B 55,012 409,603
Penta-Ocean
Construction Co. Ltd. 98,600 438,543
Raito Kogyo Co. Ltd. 3,200 46,428
Raiznext Corp. 3,400 41,941
Renew Holdings plc 1,462 20,394
Sacyr SA 26,654 94,084
Sanki Engineering Co.
Ltd. 3,800 59,503
Shapir Engineering and
Industry Ltd.*(b) 2,525 14,118
Shikun & Binui Ltd.*(b) 115,396 263,298
Shimizu Corp. 7,600 48,022
Shinnihon Corp. 11,400 127,365
SHO-BOND Holdings Co.
Ltd. 1,200 46,162
Skanska AB, Class B(b) 5,338 104,144
Stantec, Inc. 1,533 134,807
Sumitomo Densetsu Co.
Ltd. 3,000 82,846
Sweco AB, Class B 4,708 75,951
Taihei Dengyo Kaisha Ltd. 4,700 165,247
Taikisha Ltd. 1,000 34,760
Taisei Corp. 3,400 145,188
Takamatsu Construction
Group Co. Ltd.(b) 6,800 142,137
Thyssenkrupp Nucera AG
& Co. KGaA* 1,748 16,522
Toa Corp. 20,400 138,431
Toda Corp. 5,200 37,688
Toenec Corp. 3,500 116,310

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Toyo Construction Co.
Ltd.(b) 3,800 $ 38,844
Veidekke ASA 3,088 34,454
Ventia Services Group
Pty. Ltd. 28,618 82,038
Vinci SA 6,698 765,379
Webuild SpA(b) 124,066 324,889
Worley Ltd.(b) 7,728 76,604
WSP Global, Inc. 1,462 242,712
Yokogawa Bridge
Holdings Corp. 12,700 230,096
Yurtec Corp. 3,400 34,258
11,779,514
Construction Materials -
0 .8%
Breedon Group plc 93,160 516,330
Brickworks Ltd.(b) 1,435 27,006
Buzzi SpA(b) 2,380 93,384
Cementir Holding NV 14,994 169,065
Heidelberg Materials AG 2,550 266,222
Holcim AG 9,554 892,611
Imerys SA 10,982 373,621
James Hardie Industries
plc, CHDI* 5,134 183,281
Krosaki Harima Corp.(b) 7,200 127,433
RHI Magnesita NV(b) 6,494 306,123
Shinagawa Refractories
Co. Ltd.(b) 6,800 83,475
Sumitomo Osaka Cement
Co. Ltd. 10,200 286,625
Taiheiyo Cement Corp. 3,400 93,350
Titan Cement International
SA(b) 12,138 430,812
Vicat SACA(b) 5,304 184,524
Wienerberger AG 2,596 92,027
4,125,889
Consumer Finance -
0 .3%
Acom Co. Ltd. 20,500 59,105
Aiful Corp. 98,600 256,887
Cembra Money Bank
AG(b) 1,428 124,509
Credit Saison Co. Ltd. 2,100 48,934
goeasy Ltd.(b) 952 140,024
Hong Leong Finance Ltd. 47,600 86,474
Isracard Ltd. 69,020 241,306
Jaccs Co. Ltd. 10,200 332,520
KRUK SA 494 55,195
Latitude Group Holdings
Ltd.*(b) 43,434 32,617
Marui Group Co. Ltd. 3,200 51,820
Investments Shares Value
Consumer Finance
(continued)
Orient Corp. 23,800 $ 166,882
1,596,273
Consumer Staples Distribution & Retail -
1 .5%
Aeon Co. Ltd.(b) 11,713 267,408
Ain Holdings, Inc. 800 30,897
Alimentation Couche-
Tard, Inc. 9,826 605,372
Axfood AB 1,496 37,073
Axial Retailing, Inc. 30,600 208,867
Belc Co. Ltd. 800 33,391
Carrefour SA 10,404 155,363
Coles Group Ltd. 19,346 228,656
Colruyt Group NV(b) 342 16,402
Cosmos Pharmaceutical
Corp. 200 17,832
Create SD Holdings Co.
Ltd. 500 11,199
Dino Polska SA*(a) 884 78,410
Empire Co. Ltd., Class A 2,242 59,237
Endeavour Group Ltd. 8,976 32,179
Fuji Co. Ltd.(b) 4,200 55,187
George Weston Ltd. 952 147,350
GrainCorp Ltd., Class A 9,652 56,914
H2O Retailing Corp. 37,400 654,985
Heiwado Co. Ltd. 3,800 62,382
HelloFresh SE* 2,894 18,094
J Sainsbury plc 31,977 113,115
Jeronimo Martins SGPS
SA 4,280 74,797
Kato Sangyo Co. Ltd. 7,500 213,844
Kesko OYJ, Class A(b) 2,248 41,937
Kesko OYJ, Class B 4,715 85,205
Kobe Bussan Co. Ltd. 1,900 49,981
Koninklijke Ahold Delhaize
NV 18,190 586,172
Kusuri no Aoki Holdings
Co. Ltd. 1,800 37,337
Life Corp. 10,200 248,458
Loblaw Cos. Ltd. 2,040 251,410
M Yochananof & Sons
Ltd. 1,180 58,886
Marks & Spencer Group
plc 40,466 170,639
MatsukiyoCocokara & Co. 7,000 114,007
Maxvalu Tokai Co. Ltd. 500 10,534
Metcash Ltd. 18,608 44,473
Metro, Inc., Class A 2,992 178,075
Mitsubishi Shokuhin Co.
Ltd. 6,800 240,436
Nishimoto Co. Ltd.(b) 6,900 64,478
North West Co., Inc. (The) 2,419 78,290
Ocado Group plc*(b) 12,619 65,742
Redcare Pharmacy
NV*(a)(b) 672 100,786

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Seven & i Holdings Co.
Ltd. 47,600 $ 572,775
Sheng Siong Group Ltd. 17,900 20,609
Shufersal Ltd. 12,206 83,110
Sugi Holdings Co. Ltd.(b) 2,400 41,018
Sundrug Co. Ltd. 1,600 44,344
Tesco plc 125,290 533,640
Tsuruha Holdings, Inc.(b) 900 55,516
United Super Markets
Holdings, Inc.(b) 2,000 11,937
Valor Holdings Co. Ltd. 13,600 230,493
Welcia Holdings Co. Ltd.
(b) 2,300 30,741
Woolworths Group Ltd. 17,850 402,134
7,632,117
Containers & Packaging -
0 .2%
Billerud Aktiebolag(b) 5,485 55,169
CCL Industries, Inc.,
Class B 2,290 124,508
DS Smith plc 23,600 137,864
FP Corp. 1,200 20,688
Huhtamaki OYJ 2,051 83,138
Mayr Melnhof Karton AG 2,414 275,325
Metsa Board OYJ, Class
B 3,813 29,130
Orora Ltd.(b) 26,585 35,414
Rengo Co. Ltd. 5,200 36,220
SIG Group AG(b) 2,516 52,735
Toyo Seikan Group
Holdings Ltd. 5,600 96,174
Verallia SA(a) 1,364 40,147
Vidrala SA(b) 510 52,980
Winpak Ltd. 1,716 59,078
1,098,570
Distributors -
0 .1%
Arata Corp. 10,300 246,102
Bapcor Ltd.(b) 10,184 34,115
D'ieteren Group 343 78,834
Inchcape plc 10,222 110,683
Inter Cars SA 205 25,493
PALTAC Corp. 800 24,634
519,861
Diversified Consumer Services -
0 .0% (d)
IDP Education Ltd.(b) 5,016 48,935
Pearson plc 11,152 151,264
 200,199
Investments Shares Value
Diversified REITs -
0 .5%
Argosy Property Ltd.,
REIT(b) 68,432 $ 42,881
British Land Co. plc (The),
REIT 19,108 101,020
Centuria Capital Group,
REIT(b) 44,642 49,557
Charter Hall Group,
REIT(b) 8,140 67,399
Charter Hall Long Wale
REIT, REIT(b) 17,272 40,152
Covivio SA, REIT 1,732 89,474
Daiwa House REIT
Investment Corp.,
REIT 8 12,872
GPT Group (The), REIT 8,738 26,418
Growthpoint Properties
Australia Ltd., REIT 73,746 112,204
H&R REIT, REIT 49,266 342,717
Hankyu Hanshin REIT,
Inc., REIT 68 60,154
Heiwa Real Estate REIT,
Inc., REIT 76 66,271
Hulic Reit, Inc., REIT(b) 102 96,739
ICADE, REIT(b) 11,968 266,782
KDX Realty Investment
Corp., REIT 68 69,871
Land Securities Group
plc, REIT 3,706 30,251
LondonMetric Property
plc, REIT 42,870 110,900
Merlin Properties Socimi
SA, REIT 4,522 51,624
Mirvac Group, REIT(b) 66,711 93,223
Mori Trust Reit, Inc., REIT 38 17,629
NIPPON REIT Investment
Corp., REIT 18 39,479
Nomura Real Estate
Master Fund, Inc.,
REIT(b) 38 37,303
NTT UD REIT Investment
Corp., REIT 126 97,310
Reit 1 Ltd., REIT 62,492 235,098
Sella Capital Real Estate
Ltd., REIT 81,600 150,845
Star Asia Investment
Corp., REIT(b) 152 57,381
Stockland, REIT(b) 32,402 97,329
Suntec REIT, REIT 43,500 38,375
2,501,258
Diversified Telecommunication Services -
1 .3%
Bezeq The Israeli
Telecommunication
Corp. Ltd. 38,130 43,389
BT Group plc(b) 94,894 171,677
Cellnex Telecom SA(a) 6,698 233,238

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Chorus Ltd.(b) 8,733 $ 40,977
Cogeco Communications,
Inc.(b) 4,420 202,531
Deutsche Telekom AG
(Registered) 65,450 1,711,803
Elisa OYJ 1,972 91,800
Gamma Communications
plc 2,584 49,321
Helios Towers plc* 60,268 98,003
HKT Trust & HKT Ltd. 53,400 64,665
Infrastrutture Wireless
Italiane SpA(a) 5,179 57,611
Koninklijke KPN NV 44,404 174,708
Nippon Telegraph &
Telephone Corp. 584,800 623,434
NOS SGPS SA 51,306 197,367
Orange Polska SA 26,182 52,398
Orange SA 33,252 368,815
Proximus SADP 45,934 332,031
Quebecor, Inc., Class B 4,144 91,492
RAI Way SpA(a) 8,120 43,758
Singapore
Telecommunications
Ltd. 112,200 258,355
Spark New Zealand Ltd. 29,138 74,764
Swisscom AG
(Registered) 374 228,585
Telecom Italia SpA* 288,082 77,965
Telefonica SA(b) 80,104 362,238
Telekom Austria AG,
Class A 4,091 37,894
Telenor ASA 7,093 84,328
Telia Co. AB(b) 35,720 103,751
Telstra Group Ltd. 75,480 194,196
TELUS Corp. 7,438 120,014
United Internet AG
(Registered) 1,720 38,155
6,229,263
Electric Utilities -
1 .5%
Acciona SA(b) 666 86,121
BKW AG 440 79,377
Chubu Electric Power
Co., Inc. 13,600 171,152
Chugoku Electric Power
Co., Inc. (The) 4,206 30,442
CK Infrastructure Holdings
Ltd.(b) 11,000 73,432
CLP Holdings Ltd. 22,000 188,825
Contact Energy Ltd. 11,528 58,200
EDP SA 66,368 272,904
Elia Group SA/NV(b) 640 66,415
Emera, Inc.(b) 3,366 121,439
Endesa SA(b) 8,432 163,324
Investments Shares Value
Electric Utilities
(continued)
Enea SA* 70,448 $ 195,627
Enel SpA(b) 145,486 1,038,096
EVN AG 748 24,444
Fortis, Inc. 6,086 254,286
Fortum OYJ(b) 6,512 99,992
Genesis Energy Ltd.(b) 17,284 22,790
HK Electric Investments
& HK Electric
Investments Ltd.(a) 44,500 30,134
Hokkaido Electric Power
Co., Inc.(b) 64,600 437,722
Hokuriku Electric Power
Co.(b) 54,400 345,252
Hydro One Ltd.(a) 3,842 120,340
Iberdrola SA(b) 80,216 1,057,245
Kansai Electric Power
Co., Inc. (The) 13,600 232,527
Kyushu Electric Power
Co., Inc. 6,800 71,408
Manawa Energy Ltd. 5,123 13,084
Mercury NZ Ltd. 11,193 45,739
Origin Energy Ltd. 33,626 230,337
Orsted A/S*(a)(b) 2,380 141,642
PGE Polska Grupa
Energetyczna SA* 25,070 46,116
Power Assets Holdings
Ltd. 20,500 130,684
Redeia Corp. SA 3,420 60,582
Romande Energie Holding
SA (Registered) 816 49,317
Shikoku Electric Power
Co., Inc. 7,600 66,019
SSE plc 14,654 353,954
Tauron Polska Energia
SA* 342,686 327,967
Terna - Rete Elettrica
Nazionale 17,762 147,804
Tohoku Electric Power
Co., Inc. 10,900 92,331
Tokyo Electric Power Co.
Holdings, Inc.* 20,400 101,390
Verbund AG 1,258 100,735
7,149,195
Electrical Equipment -
1 .3%
ABB Ltd. (Registered) 21,522 1,192,665
Accelleron Industries AG 2,448 120,975
AQ Group AB 17,884 238,017
Daihen Corp. 3,400 168,124
Fagerhult Group AB 6,336 38,722
Fuji Electric Co. Ltd. 1,500 85,059
Fujikura Ltd. 5,300 107,754
Furukawa Electric Co. Ltd. 3,400 93,666
Huber + Suhner AG
(Registered) 867 75,841

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Legrand SA 3,536 $ 382,171
Mabuchi Motor Co. Ltd. 3,200 49,374
Mitsubishi Electric Corp. 27,200 470,206
NEL ASA* 97,622 52,567
Nexans SA 760 98,359
Nidec Corp.(b) 6,910 307,611
NKT A/S*(b) 1,311 117,965
Nordex SE* 7,130 108,324
Prysmian SpA 3,264 224,422
Sanyo Denki Co. Ltd.(b) 3,400 165,187
Schneider Electric SE 7,582 1,828,369
Siemens Energy AG* 6,324 184,150
Signify NV(a) 2,730 67,650
TKH Group NV, CVA(b) 2,141 93,598
Ushio, Inc. 3,800 54,540
Vestas Wind Systems
A/S* 12,954 319,816
6,645,132
Electronic Equipment, Instruments & Components -
1 .5%
ALSO Holding AG
(Registered)(b) 266 80,533
Amano Corp. 800 20,284
Anritsu Corp.(b) 8,200 70,359
Audinate Group Ltd.*(b) 3,496 33,947
Azbil Corp. 2,100 61,244
Barco NV(b) 22,848 294,708
Canon Electronics, Inc. 3,800 58,392
Canon Marketing Japan,
Inc.(b) 1,500 46,487
Celestica, Inc.* 2,312 121,186
Citizen Watch Co. Ltd.(b) 8,200 55,862
Codan Ltd. 7,304 62,576
Comet Holding AG
(Registered) 306 122,539
FIT Hon Teng Ltd.*(a) 544,000 187,322
Hakuto Co. Ltd.(b) 3,400 114,117
Halma plc 5,406 184,842
Hamamatsu Photonics KK 2,700 78,043
Hexagon AB, Class B 24,582 250,004
Hirose Electric Co. Ltd. 582 73,204
Horiba Ltd.(b) 800 63,778
Hosiden Corp. 17,000 233,770
Ibiden Co. Ltd.(b) 2,800 108,736
Inficon Holding AG
(Registered) 74 110,128
Japan Aviation Electronics
Industry Ltd. 3,400 57,420
Jenoptik AG 2,585 73,847
Kaga Electronics Co. Ltd. 6,900 250,851
Keyence Corp. 2,600 1,138,602
Kitron ASA 9,471 31,511
Kyocera Corp. 17,000 214,788
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Lagercrantz Group AB,
Class B 2,640 $ 44,486
Landis+Gyr Group AG 1,073 96,908
LEM Holding SA
(Registered) 27 39,384
Macnica Holdings, Inc. 1,600 64,921
Meiko Electronics Co.
Ltd.(b) 3,400 138,070
Murata Manufacturing
Co. Ltd. 23,900 532,294
Mycronic AB 924 32,330
NCAB Group AB(b) 4,028 29,409
Nichicon Corp. 17,000 125,189
Nohmi Bosai Ltd. 2,500 41,340
Oki Electric Industry Co.
Ltd. 30,600 208,257
Omron Corp. 2,800 103,674
Oxford Instruments plc 3,036 97,880
Renishaw plc 880 42,895
Restar Corp. 6,800 133,957
Riken Keiki Co. Ltd.(b) 2,400 70,823
Sensirion Holding AG*(a)
(b) 266 24,900
Sesa SpA 294 32,291
Shimadzu Corp. 4,200 124,442
Softwareone Holding AG 5,162 102,624
Spectris plc 2,057 80,267
Taiyo Yuden Co. Ltd.(b) 2,500 75,535
TDK Corp. 6,000 420,112
Telsys Ltd. 1,258 62,846
Tokyo Electron Device
Ltd.(b) 5,100 133,889
Topcon Corp. 4,100 42,782
Vaisala OYJ, Class A 836 41,251
Venture Corp. Ltd. 7,600 85,852
VSTECS Holdings Ltd. 208,000 114,490
VusionGroup(b) 246 35,910
Yokogawa Electric Corp. 4,900 124,438
7,502,526
Energy Equipment & Services -
0 .6%
Aker Solutions ASA 7,560 36,056
Borr Drilling Ltd.(b) 4,018 27,266
DOF Group ASA* 48,926 505,167
John Wood Group plc* 33,661 88,201
Lapidoth Capital Ltd. 986 13,616
Odfjell Drilling Ltd. 13,034 68,064
Precision Drilling
Corp.*(b) 4,590 352,926
SBM Offshore NV 43,146 699,390
Secure Energy Services,
Inc. 71,740 633,038
Subsea 7 SA 3,608 69,359
Technip Energies NV 3,656 93,365

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Energy Equipment & Services
(continued)
Tenaris SA(b) 8,126 $ 128,732
TGS ASA 1,927 23,562
Vallourec SACA*(b) 5,275 85,509
2,824,251
Entertainment -
0 .5%
Bollore SE 12,858 80,143
Capcom Co. Ltd. 4,000 85,126
CD Projekt SA 1,193 47,814
CTS Eventim AG & Co.
KGaA 704 62,087
Daiichikosho Co. Ltd. 6,800 82,367
DeNA Co. Ltd. 1,100 11,383
Embracer Group AB,
Class B*(b) 13,161 33,634
EVT Ltd.(b) 6,232 47,084
GungHo Online
Entertainment, Inc.(b) 3,400 66,165
Kinepolis Group NV(b) 1,030 41,740
Koei Tecmo Holdings Co.
Ltd. 2,492 24,339
Konami Group Corp. 1,000 75,834
MIXI, Inc. 10,200 202,563
Modern Times Group
MTG AB, Class B* 3,952 30,329
Nexon Co. Ltd. 6,800 148,013
Nintendo Co. Ltd. 15,200 847,385
Paradox Interactive AB 952 13,635
Square Enix Holdings Co.
Ltd. 1,800 60,917
Toei Animation Co. Ltd. 1,000 15,546
Toho Co. Ltd. 1,200 43,211
Ubisoft Entertainment SA* 1,425 29,290
Universal Music Group
NV 12,954 308,245
2,356,850
Financial Services -
1 .7%
Adyen NV*(a) 408 499,156
AMP Ltd. 65,142 50,407
Banca IFIS SpA 7,718 181,231
Banca Mediolanum SpA 4,444 52,465
BFF Bank SpA(a) 54,162 612,461
Edenred SE 3,366 140,267
Eurazeo SE 1,054 83,031
EXOR NV 2,176 222,750
Financial Partners Group
Co. Ltd. 3,800 66,398
First National Financial
Corp.(b) 123 3,295
Fuyo General Lease Co.
Ltd. 1,000 82,015
GRENKE AG 8,840 273,103
Investments Shares Value
Financial Services
(continued)
Groupe Bruxelles Lambert
NV 510 $ 38,079
HAL Trust 570 70,315
Helia Group Ltd. 90,678 236,259
Hypoport SE* 252 75,044
Industrivarden AB, Class
A(b) 2,992 102,454
Industrivarden AB, Class
C(b) 2,173 73,578
Investor AB, Class A 8,534 240,948
Investor AB, Class B 23,086 654,393
Japan Securities Finance
Co. Ltd. 4,700 53,916
Kinnevik AB, Class B* 1,700 14,222
L E Lundbergforetagen
AB, Class B(b) 1,836 92,677
Liberty Financial Group
Ltd.(a)(b) 26,714 64,195
M&G plc 49,028 133,694
Mitsubishi HC Capital, Inc. 13,600 98,570
Network International
Holdings plc*(a) 14,574 73,381
Nexi SpA*(a)(b) 6,992 42,945
Nuvei Corp.(a)(b) 19,890 656,833
ORIX Corp. 21,900 533,309
OSB Group plc 129,914 861,039
Paragon Banking Group
plc 64,770 668,878
Peugeot Invest SA 308 27,896
Ricoh Leasing Co. Ltd.(b) 4,700 171,182
Sofina SA 316 74,680
Tokyo Century Corp. 2,400 25,745
Washington H Soul
Pattinson & Co. Ltd.(b) 2,856 66,206
Wendel SE 272 26,092
Wise plc, Class A* 8,348 76,827
Worldline SA*(a) 80,716 917,099
Zenkoku Hosho Co. Ltd. 600 24,840
8,461,875
Food Products -
2 .4%
a2 Milk Co. Ltd. (The)* 12,579 59,247
AAK AB 2,860 82,190
Agrana Beteiligungs AG 6,188 84,370
Ajinomoto Co., Inc. 6,800 281,608
Ariake Japan Co. Ltd.(b) 800 28,659
Aryzta AG* 55,944 107,090
Associated British Foods
plc 4,182 133,322
Austevoll Seafood ASA 3,432 28,280
Bakkafrost P/F 820 42,745
Barry Callebaut AG
(Registered)(b) 68 109,310
Bell Food Group AG
(Registered)(b) 714 201,567

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Bumitama Agri Ltd. 60,800 $ 32,273
Calbee, Inc.(b) 600 13,746
Chocoladefabriken Lindt
& Spruengli AG 22 275,172
Chocoladefabriken
Lindt & Spruengli AG
(Registered) 2 246,748
Cranswick plc 2,495 152,704
Danone SA 8,534 555,556
DyDo Group Holdings,
Inc.(b) 1,000 18,085
Ebro Foods SA(b) 19,176 332,421
Elders Ltd.(b) 43,624 271,191
Emmi AG (Registered) 41 42,991
First Pacific Co. Ltd. 680,000 302,919
First Resources Ltd. 173,400 191,860
Fuji Oil Holdings, Inc. 1,200 25,131
Glanbia plc(b) 3,500 70,028
Golden Agri-Resources
Ltd. 213,400 43,873
Grieg Seafood ASA 17,272 100,541
Hilton Food Group plc 7,220 86,617
House Foods Group, Inc. 2,400 47,351
Inghams Group Ltd.(b) 117,062 288,184
Itoham Yonekyu Holdings,
Inc. 1,240 36,633
JDE Peet's NV 1,804 39,589
Kagome Co. Ltd. 900 20,996
Kameda Seika Co. Ltd. 900 26,170
Kerry Group plc, Class A 2,584 241,587
Kikkoman Corp. 15,800 198,471
Kotobuki Spirits Co. Ltd. 2,500 32,035
KWS Saat SE & Co.
KGaA 1,064 73,917
Leroy Seafood Group
ASA 5,456 23,651
Lotus Bakeries NV 6 65,186
Maple Leaf Foods, Inc.(b) 3,772 68,835
Maruha Nichiro Corp.(b) 13,600 304,793
Megmilk Snow Brand Co.
Ltd. 17,000 323,368
MEIJI Holdings Co. Ltd. 3,400 85,847
Mitsui DM Sugar Holdings
Co. Ltd. 3,800 83,597
Morinaga & Co. Ltd. 2,200 42,301
Morinaga Milk Industry
Co. Ltd. 2,400 57,615
Mowi ASA 4,974 83,791
Nestle SA (Registered) 35,360 3,580,790
Nichirei Corp.(b) 1,600 42,015
Nippn Corp.(b) 4,000 62,927
Nisshin Seifun Group, Inc. 2,690 33,361
Nissin Foods Holdings
Co. Ltd. 4,200 124,861
Nissui Corp. 11,400 68,320
Investments Shares Value
Food Products
(continued)
Orkla ASA 8,856 $ 74,593
Premier Foods plc 46,494 107,495
Premium Brands Holdings
Corp., Class A(b) 2,924 197,650
Prima Meat Packers Ltd. 3,800 63,342
Riken Vitamin Co. Ltd. 1,800 33,880
S Foods, Inc.(b) 3,400 67,747
Sakata Seed Corp. 1,400 32,427
Salmar ASA 788 45,257
Saputo, Inc. 1,893 43,480
Schouw & Co. A/S(b) 3,774 311,403
Showa Sangyo Co. Ltd. 10,200 222,697
Societe LDC SADIR 1,156 180,756
Strauss Group Ltd. 952 13,974
Suedzucker AG 1,979 26,083
Tate & Lyle plc 4,012 33,882
Toyo Suisan Kaisha Ltd.
(b) 1,800 122,564
Viscofan SA(b) 1,996 133,048
WH Group Ltd.(a) 133,000 86,487
Wilmar International Ltd. 47,600 113,164
Yakult Honsha Co. Ltd. 1,400 28,715
Yamazaki Baking Co. Ltd. 2,900 71,681
11,986,760
Gas Utilities -
0 .4%
AltaGas Ltd.(b) 5,032 119,913
APA Group 16,218 83,770
Brookfield Infrastructure
Corp., Class A(b) 1,802 70,126
Enagas SA(b) 6,052 90,636
Hong Kong & China Gas
Co. Ltd.(b) 136,000 110,896
Italgas SpA 6,936 37,062
Naturgy Energy Group SA 3,034 72,819
Nippon Gas Co. Ltd. 1,900 29,669
Osaka Gas Co. Ltd. 4,700 106,426
Rubis SCA(b) 30,566 957,866
Snam SpA(b) 20,808 99,455
Superior Plus Corp.(b) 10,208 58,967
Tokyo Gas Co. Ltd. 6,800 149,233
1,986,838
Ground Transportation -
1 .3%
Aurizon Holdings Ltd. 29,146 70,800
Ayvens SA(a)(b) 6,498 43,068
Canadian National
Railway Co. 7,276 841,813
Canadian Pacific Kansas
City Ltd. 12,750 1,068,584
Central Japan Railway
Co. 20,400 480,646
ComfortDelGro Corp. Ltd. 73,800 77,243
East Japan Railway Co. 20,400 383,025

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Firstgroup plc 207,400 $ 467,257
Fukuyama Transporting
Co. Ltd.(b) 10,200 274,897
Hankyu Hanshin
Holdings, Inc. 3,600 103,004
Jungfraubahn Holding AG
(Registered)(b) 287 65,535
Keikyu Corp.(b) 6,800 53,646
Keisei Electric Railway
Co. Ltd.(b) 2,900 86,715
Kelsian Group Ltd.(b) 6,900 23,655
Kintetsu Group Holdings
Co. Ltd. 2,200 50,972
Maruzen Showa Unyu
Co. Ltd. 6,800 244,504
MTR Corp. Ltd.(b) 34,264 110,968
Nankai Electric Railway
Co. Ltd. 3,000 53,087
Nikkon Holdings Co. Ltd. 20,400 514,000
Nishi-Nippon Railroad
Co. Ltd. 1,100 18,244
Odakyu Electric Railway
Co. Ltd. 4,600 46,517
Sakai Moving Service Co.
Ltd. 6,800 120,625
Seibu Holdings, Inc. 3,800 71,146
Seino Holdings Co. Ltd.
(b) 3,100 48,480
Sixt SE 308 21,514
Sixt SE (Preference) 298 16,542
Stef SA 1,156 167,872
TFI International, Inc. 1,054 163,969
Tobu Railway Co. Ltd. 3,700 64,945
Tokyu Corp.(b) 4,300 52,057
West Japan Railway Co. 10,200 200,393
Zigup plc 71,026 386,812
6,392,535
Health Care Equipment & Supplies -
1 .2%
Alcon, Inc. 6,528 618,352
Ambu A/S, Class B*(b) 3,468 70,382
Ansell Ltd.(b) 2,720 48,614
Arjo AB, Class B 11,562 44,748
Asahi Intecc Co. Ltd. 3,200 50,639
BioMerieux(b) 825 87,220
Carl Zeiss Meditec AG 715 49,014
Cochlear Ltd. 822 185,190
Coloplast A/S, Class B(b) 1,972 256,398
ConvaTec Group plc(a) 26,387 79,377
Demant A/S* 1,821 69,714
DiaSorin SpA(b) 293 32,023
Elekta AB, Class B 2,128 13,363
EssilorLuxottica SA 2,687 617,284
EssilorLuxottica SA 1,629 373,172
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Fisher & Paykel
Healthcare Corp. Ltd. 8,466 $ 162,668
Fukuda Denshi Co. Ltd. 1,000 44,995
Getinge AB, Class B 2,980 58,084
Hogy Medical Co. Ltd. 1,200 32,939
Hoya Corp. 5,100 641,991
Koninklijke Philips NV* 9,053 255,486
Mani, Inc.(b) 3,400 47,861
Medacta Group SA(a) 336 48,095
Medartis Holding AG*(a)
(b) 304 25,902
Menicon Co. Ltd. 5,700 53,322
Nakanishi, Inc. 3,400 58,844
Nihon Kohden Corp. 4,600 70,715
Nipro Corp.(b) 4,100 35,888
Olympus Corp. 13,600 235,374
Paramount Bed Holdings
Co. Ltd. 1,600 26,957
Revenio Group OYJ 1,710 53,106
Siemens Healthineers
AG(a) 3,536 189,900
Smith & Nephew plc 8,228 118,684
Sonova Holding AG
(Registered) 652 199,470
Straumann Holding AG
(Registered) 1,518 195,646
Surgical Science Sweden
AB*(b) 1,584 19,184
Sysmex Corp. 8,100 133,107
Terumo Corp. 20,400 366,891
Vimian Group AB*(b) 12,578 39,667
Xvivo Perfusion AB* 1,892 89,502
Ypsomed Holding AG
(Registered) 123 56,382
5,856,150
Health Care Providers & Services -
0 .4%
Alfresa Holdings Corp. 1,500 23,568
Amplifon SpA 2,112 67,191
Arvida Group Ltd.(b) 243,814 234,598
As One Corp. 1,600 34,508
Chartwell Retirement
Residences 5,304 52,600
CVS Group plc 4,250 62,232
EBOS Group Ltd.(b) 2,099 44,881
Emeis SA*(b) 26,894 301,264
Fagron 3,775 77,777
Fresenius Medical Care
AG 3,876 150,489
Fresenius SE & Co.
KGaA* 6,460 232,010
Galenica AG(a) 792 68,785
Medicover AB, Class B 3,403 61,153
Medipal Holdings Corp. 3,400 61,623
NMC Health plc*‡ 2,074 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Raffles Medical Group
Ltd. 60,824 $ 42,744
Ramsay Health Care Ltd.
(b) 3,570 108,331
Ryman Healthcare
Ltd.*(b) 11,375 30,605
Ship Healthcare Holdings,
Inc. 1,900 29,044
Sigma Healthcare Ltd.(b) 66,606 56,542
Sonic Healthcare Ltd. 6,188 111,768
Spire Healthcare Group
plc(a) 14,036 46,423
Summerset Group
Holdings Ltd. 6,847 45,548
Suzuken Co. Ltd. 1,880 68,723
Terveystalo OYJ(a) 4,480 49,932
2,062,339
Health Care REITs -
0 .2%
Aedifica SA, REIT 832 52,938
Assura plc, REIT(b) 201,960 105,579
Cofinimmo SA, REIT 11,322 728,354
Parkway Life REIT, REIT 19,000 51,562
Primary Health Properties
plc, REIT(b) 81,974 97,237
Vital Healthcare Property
Trust, REIT(b) 30,574 34,503
1,070,173
Health Care Technology -
0 .1%
CompuGroup Medical SE
& Co. KGaA 1,599 27,719
M3, Inc. 6,500 60,719
Medley, Inc.* 1,000 26,984
Pro Medicus Ltd.(b) 1,100 103,263
Sectra AB, Class B*(b) 2,948 66,950
285,635
Hotel & Resort REITs -
0 .0% (d)
CapitaLand Ascott Trust,
REIT 32,566 21,912
CDL Hospitality Trusts,
REIT 38,294 27,627
Far East Hospitality Trust,
REIT 53,976 25,221
Hoshino Resorts REIT,
Inc., REIT 12 41,393
Invincible Investment
Corp., REIT(b) 38 17,199
Investments Shares Value
Hotel & Resort REITs
(continued)
Japan Hotel REIT
Investment Corp.,
REIT 77 $ 39,303
172,655
Hotels, Restaurants & Leisure -
1 .8%
Accor SA 2,856 109,928
Amadeus IT Group SA 5,610 368,727
AmRest Holdings SE* 6,191 38,533
Aristocrat Leisure Ltd. 8,806 311,782
Basic-Fit NV*(a)(b) 2,632 63,341
Betsson AB, Class B* 39,372 468,162
Carnival plc* 7,242 112,135
Colowide Co. Ltd.(b) 3,500 48,164
Compass Group plc 23,460 721,991
Corporate Travel
Management Ltd.(b) 7,144 62,698
Create Restaurants
Holdings, Inc.(b) 4,400 31,437
Dalata Hotel Group plc 68,816 305,682
Deliveroo plc, Class A*(a) 58,525 99,152
Delivery Hero SE*(a) 3,145 70,140
Domino's Pizza
Enterprises Ltd.(b) 1,425 30,493
Domino's Pizza Group plc 19,346 80,511
Entain plc 8,621 63,228
Evolution AB(a) 2,448 236,975
Flight Centre Travel
Group Ltd.(b) 4,576 66,366
Flutter Entertainment plc* 2,176 429,726
Fuji Kyuko Co. Ltd. 1,000 20,504
Galaxy Entertainment
Group Ltd.(b) 36,000 151,383
Genting Singapore Ltd. 104,400 66,343
Greggs plc 1,558 62,717
Heiwa Corp. 19,450 279,094
HIS Co. Ltd.*(b) 3,800 43,364
Ichibanya Co. Ltd.(b) 5,000 35,558
InterContinental Hotels
Group plc 2,414 243,092
J D Wetherspoon plc* 4,294 41,173
Just Eat Takeaway.com
NV*(a)(b) 3,403 43,368
Kindred Group plc, SDR 5,043 59,523
KOMEDA Holdings Co.
Ltd. 1,200 21,470
Kyoritsu Maintenance Co.
Ltd.(b) 2,200 42,732
La Francaise des Jeux
SAEM(a) 2,878 111,803
Lottery Corp. Ltd. (The) 27,988 90,833
Lottomatica Group Spa 3,990 48,746
McDonald's Holdings Co.
Japan Ltd. 1,100 45,401

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Melia Hotels International
SA 9,988 $ 76,467
Mitchells & Butlers plc* 81,668 326,234
Monogatari Corp. (The)(b) 1,500 34,095
MOS Food Services, Inc. 2,100 49,339
MTY Food Group, Inc. 418 13,786
Ohsho Food Service
Corp. 704 42,906
Oriental Land Co. Ltd. 15,200 432,583
Playtech plc* 86,836 630,181
Restaurant Brands
International, Inc.(b) 3,706 259,336
Round One Corp. 11,400 68,191
Royal Holdings Co. Ltd. 1,600 26,989
Sands China Ltd.* 30,400 57,049
Scandic Hotels Group
AB*(a) 37,366 227,140
Shangri-La Asia Ltd.(b) 476,000 333,907
SJM Holdings Ltd.* 114,000 36,774
SkiStar AB 2,828 41,638
SKYCITY Entertainment
Group Ltd.(b) 203,796 188,830
Skylark Holdings Co. Ltd.
(b) 3,700 50,756
Societe des Bains de
Mer et du Cercle des
Etrangers a Monaco 1,700 189,476
Sodexo SA 1,156 109,517
SSP Group plc 35,938 84,474
Star Entertainment Grp
Ltd. (The)*(b) 146,381 55,440
Tabcorp Holdings Ltd. 168,436 70,943
Toridoll Holdings Corp.(b) 1,100 28,783
Trainline plc*(a) 27,540 120,483
TUI AG* 8,772 56,649
Webjet Ltd.*(b) 12,750 74,182
Whitbread plc 2,136 79,838
Wynn Macau Ltd.(b) 12,800 9,454
Yoshinoya Holdings Co.
Ltd.(b) 3,400 65,397
Zensho Holdings Co. Ltd.
(b) 1,800 73,060
9,040,172
Household Durables -
1 .0%
Atal SA 3,740 46,933
Azorim-Investment
Development &
Construction Co.
Ltd.*(b) 5,535 25,194
Barratt Developments plc 18,802 127,175
Bellway plc 2,640 97,185
Berkeley Group Holdings
plc 1,312 85,608
Investments Shares Value
Household Durables
(continued)
Breville Group Ltd.(b) 2,420 $ 46,333
Cairn Homes plc(b) 172,652 352,603
Casio Computer Co. Ltd. 3,600 29,083
Chervon Holdings Ltd.(b) 6,800 15,564
Danya Cebus Ltd. 2,870 63,287
De' Longhi SpA 1,012 31,911
Dom Development SA 2,448 104,127
ES-Con Japan Ltd.(b) 17,000 117,958
Fiskars OYJ Abp(b) 2,204 37,921
Fujitsu General Ltd.(b) 2,100 27,656
GN Store Nord A/S*(b) 2,244 58,785
Haseko Corp. 3,500 43,826
Iida Group Holdings Co.
Ltd. 3,400 51,070
JM AB(b) 3,876 75,295
JVCKenwood Corp. 47,600 293,901
Man Wah Holdings Ltd.(b) 52,000 30,753
Nagawa Co. Ltd.(b) 500 25,621
Nikon Corp. 5,800 66,901
Open House Group Co.
Ltd. 1,800 64,123
Panasonic Holdings Corp. 37,400 309,720
Persimmon plc 5,054 103,119
Pressance Corp.(b) 7,800 106,119
Redrow plc 18,904 181,138
Rinnai Corp. 1,800 44,264
Sangetsu Corp.(b) 2,256 44,982
SEB SA 616 61,691
Sekisui Chemical Co. Ltd. 6,800 102,750
Sekisui House Ltd.(b) 13,600 341,672
Sony Group Corp. 15,600 1,402,818
Sumitomo Forestry Co.
Ltd.(b) 3,300 140,918
Tamron Co. Ltd. 3,800 108,095
Taylor Wimpey plc 39,508 80,864
Vistry Group plc* 7,278 129,380
5,076,343
Household Products -
0 .3%
Earth Corp.(b) 600 20,019
Essity AB, Class A 1,020 28,647
Essity AB, Class B 6,528 183,519
Henkel AG & Co. KGaA 748 57,994
Henkel AG & Co. KGaA
(Preference) 2,584 221,175
Pigeon Corp. 10,200 103,620
Reckitt Benckiser Group
plc 8,806 472,568
Unicharm Corp. 5,600 186,766
1,274,308
Independent Power and Renewable Electricity Producers
-
0 .5%
Boralex, Inc., Class A 5,406 134,069

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
Brookfield Renewable
Corp., Class A(b) 1,904 $ 53,490
Capital Power Corp.(b) 3,230 99,768
Drax Group plc 121,924 1,015,585
EDP Renovaveis SA 5,542 85,997
Electric Power
Development Co. Ltd.
(b) 3,100 51,076
Encavis AG* 6,732 126,025
Enlight Renewable
Energy Ltd.* 1,428 21,994
ERG SpA 704 18,664
Greenvolt-Energias
Renovaveis SA*(b) 6,900 62,121
Innergex Renewable
Energy, Inc. 9,690 66,566
Meridian Energy Ltd. 20,828 80,410
Neoen SA(a) 382 15,923
Northland Power, Inc.(b) 5,661 94,620
OY Nofar Energy Ltd.* 1,496 33,311
Polenergia SA* 1,596 27,187
RENOVA, Inc.*(b) 1,000 6,095
RWE AG 12,954 483,464
Scatec ASA*(a) 8,405 67,720
Solaria Energia y Medio
Ambiente SA*(b) 2,380 28,355
TransAlta Corp. 6,766 50,937
2,623,377
Industrial Conglomerates -
1 .2%
Aker ASA, Class A 264 15,452
Bonheur ASA 6,426 167,195
Brookfield Business
Corp., Class A 7,004 156,715
CK Hutchison Holdings
Ltd. 51,356 269,534
DCC plc 1,768 121,721
Hikari Tsushin, Inc. 400 74,997
Hitachi Ltd. 65,000 1,420,444
Infratil Ltd. 8,272 52,964
Investment AB Latour,
Class B(b) 2,024 59,355
Italmobiliare SpA 1,024 33,187
Jardine Cycle & Carriage
Ltd. 3,800 73,750
Jardine Matheson
Holdings Ltd. 3,400 119,680
Keihan Holdings Co. Ltd. 3,400 69,170
Keppel Ltd. 18,500 91,836
Lifco AB, Class B 4,096 121,379
Nisshinbo Holdings, Inc.
(b) 54,400 398,979
Nolato AB, Class B 11,029 59,119
Investments Shares Value
Industrial Conglomerates
(continued)
Noritsu Koki Co. Ltd. 6,800 $ 185,524
NWS Holdings Ltd. 38,000 34,050
Siemens AG (Registered) 9,792 1,795,161
Smiths Group plc 6,698 153,654
Storskogen Group AB,
Class B(b) 463,454 375,949
TOKAI Holdings Corp.(b) 4,100 27,522
5,877,337
Industrial REITs -
0 .4%
Advance Logistics
Investment Corp.,
REIT 68 54,008
ARGAN SA, REIT 556 45,424
CapitaLand Ascendas
REIT, REIT 50,235 102,153
Centuria Industrial REIT,
REIT 6,256 12,991
CRE Logistics REIT, Inc.,
REIT(b) 68 65,261
Dream Industrial REIT,
REIT(b) 7,125 69,525
ESR-LOGOS REIT, REIT 95,200 19,572
Frasers Logistics &
Commercial Trust,
REIT(a) 49,400 36,562
GLP J-REIT, REIT(b) 38 33,186
Goodman Group, REIT 22,576 517,449
Goodman Property Trust,
REIT 19,085 23,408
Granite REIT, REIT(b) 484 25,993
Industrial & Infrastructure
Fund Investment
Corp., REIT(b) 68 55,861
LaSalle Logiport REIT,
REIT 44 43,339
Mapletree Industrial Trust,
REIT 35,086 60,593
Mapletree Logistics Trust,
REIT 62,253 60,038
Mitsubishi Estate Logistics
REIT Investment
Corp., REIT(b) 34 85,531
Montea NV, REIT 695 60,240
Nippon Prologis REIT,
Inc., REIT 7 11,496
Property for Industry Ltd.,
REIT(b) 26,697 35,360
Segro plc, REIT 18,206 214,157
SOSiLA Logistics REIT,
Inc., REIT 68 52,426
Tritax Big Box REIT plc,
REIT 32,912 69,963

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Industrial REITs
(continued)
Warehouses De Pauw
CVA, REIT 3,179 $ 86,275
1,840,811
Insurance -
4 .6%
Admiral Group plc 3,638 128,690
Aegon Ltd. 30,193 195,051
Ageas SA/NV 3,060 146,157
AIA Group Ltd. 156,400 1,051,075
Allianz SE (Registered) 7,480 2,110,943
Alm Brand A/S(b) 51,636 98,466
ASR Nederland NV 2,800 140,496
AUB Group Ltd.(b) 2,926 61,677
Aviva plc 50,286 323,078
AXA SA 33,014 1,160,687
Baloise Holding AG
(Registered) 816 146,004
Beazley plc 12,768 112,093
Clal Insurance Enterprises
Holdings Ltd.* 2,546 38,956
Coface SA 31,722 480,913
Conduit Holdings Ltd. 48,620 326,613
Dai-ichi Life Holdings, Inc. 17,000 525,163
Definity Financial Corp. 1,025 35,630
Direct Line Insurance
Group plc 426,938 1,033,697
Fairfax Financial Holdings
Ltd. 442 520,958
Generali 18,156 470,143
Gjensidige Forsikring ASA 4,360 73,607
Great-West Lifeco, Inc. 4,904 147,214
Grupo Catalana
Occidente SA 704 30,472
Hannover Rueck SE 850 211,275
Harel Insurance
Investments &
Financial Services Ltd. 3,957 35,696
Helvetia Holding AG
(Registered)(b) 733 109,253
Hiscox Ltd. 7,174 117,118
iA Financial Corp., Inc. 1,972 133,270
Insurance Australia Group
Ltd. 35,122 169,717
Intact Financial Corp. 2,312 419,907
Japan Post Holdings Co.
Ltd. 37,400 398,708
Japan Post Insurance
Co. Ltd. 4,400 91,620
Just Group plc 327,862 508,716
Lancashire Holdings Ltd. 72,896 593,622
Legal & General Group
plc 121,652 362,045
Lifenet Insurance Co.*(b) 3,800 42,935
Mandatum OYJ 10,146 47,001
Investments Shares Value
Insurance
(continued)
Manulife Financial Corp. 34,306 $ 913,370
Mapfre SA 22,440 54,344
Medibank Pvt Ltd. 40,555 105,400
Menora Mivtachim
Holdings Ltd. 492 12,688
Migdal Insurance &
Financial Holdings Ltd. 95,812 114,197
MS&AD Insurance Group
Holdings, Inc. 27,200 647,550
Muenchener
Rueckversicherungs-
Gesellschaft AG
in Muenchen
(Registered) 2,516 1,240,400
nib holdings Ltd.(b) 11,260 55,366
NN Group NV 5,322 266,869
Phoenix Group Holdings
plc 19,108 134,252
Phoenix Holdings Ltd.
(The) 5,085 49,346
Poste Italiane SpA(a) 9,479 128,369
Power Corp. of Canada(b) 10,005 289,406
Powszechny Zaklad
Ubezpieczen SA 10,318 126,152
Protector Forsikring ASA 2,660 54,857
Prudential plc 31,178 280,006
QBE Insurance Group
Ltd. 28,254 333,573
Sampo OYJ, Class A 6,188 270,989
SCOR SE(b) 2,204 47,246
Sompo Holdings, Inc. 17,000 391,725
Steadfast Group Ltd. 17,908 75,894
Storebrand ASA 10,971 109,966
Sun Life Financial, Inc. 10,914 541,493
Suncorp Group Ltd. 16,014 186,242
Swiss Life Holding AG
(Registered) 442 338,335
Swiss Re AG 5,440 670,228
T&D Holdings, Inc. 6,800 128,760
Talanx AG 968 73,585
Tokio Marine Holdings,
Inc. 27,200 1,088,651
Topdanmark A/S 880 47,931
Trisura Group Ltd.* 874 29,217
Tryg A/S 4,368 95,646
Unipol Gruppo SpA 6,080 65,528
Wuestenrot &
Wuerttembergische AG 3,536 47,752
Zurich Insurance Group
AG 1,972 1,082,500
22,696,499
Interactive Media & Services -
0 .2%
Auto Trader Group plc(a) 12,308 128,938
Baltic Classifieds Group
plc 16,280 56,669

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Interactive Media & Services
(continued)
Better Collective A/S*(b) 2,464 $ 56,441
CAR Group Ltd. 5,679 129,237
Domain Holdings Australia
Ltd.(b) 12,956 27,158
Hemnet Group AB 925 34,160
Infocom Corp. 1,600 64,549
Kakaku.com, Inc. 1,600 22,161
LY Corp. 36,800 91,230
MONY Group plc 28,412 86,855
REA Group Ltd.(b) 900 120,255
Rightmove plc 12,896 95,443
Scout24 SE(a) 1,232 97,586
SEEK Ltd.(b) 4,962 71,187
Trustpilot Group plc*(a) 14,960 40,064
1,121,933
IT Services -
1 .0%
Addnode Group AB, Class
B(b) 5,472 54,273
Alten SA(b) 616 67,857
Atea ASA 2,420 32,135
Bechtle AG 1,364 60,338
BIPROGY, Inc. 1,100 35,962
Bouvet ASA 5,054 29,304
CANCOM SE 1,981 70,311
Capgemini SE 2,142 425,559
CGI, Inc.* 2,686 306,097
Computacenter plc 1,092 37,759
Data#3 Ltd. 12,760 73,491
Digital Garage, Inc. 1,300 24,227
DTS Corp. 2,100 60,435
Exclusive Networks SA* 1,634 41,110
Formula Systems 1985
Ltd. 782 61,167
Fujitsu Ltd. 34,000 617,473
GMO internet group, Inc. 1,200 19,855
Indra Sistemas SA(b) 7,480 150,065
Kainos Group plc 4,469 63,027
Keywords Studios plc 3,876 118,887
Kontron AG 3,168 67,259
Megaport Ltd.*(b) 6,954 49,814
NEC Corp. 3,400 293,766
NEC Networks & System
Integration Corp. 2,400 44,424
NET One Systems Co.
Ltd. 3,400 68,402
Netcompany Group
A/S*(a)(b) 2,482 105,602
NEXTDC Ltd.*(b) 10,642 116,400
Nomura Research
Institute Ltd. 5,745 178,314
NS Solutions Corp. 1,600 36,634
NTT Data Group Corp. 8,600 134,864
Investments Shares Value
IT Services
(continued)
Obic Co. Ltd. 800 $ 121,228
One Software
Technologies Ltd. 3,880 48,793
Otsuka Corp. 5,000 110,694
OVH Groupe SAS*(b) 3,078 19,851
Reply SpA(b) 484 68,714
SCSK Corp. 2,700 53,001
Secunet Security
Networks AG 123 16,291
Shopify, Inc., Class A* 16,490 1,009,370
Softcat plc(b) 2,394 49,999
Sopra Steria Group 396 73,533
TietoEVRY OYJ 408 8,269
TIS, Inc. 4,600 98,751
Wavestone 532 30,914
5,154,219
Leisure Products -
0 .5%
Bandai Namco Holdings,
Inc. 10,200 217,341
Beneteau SACA(b) 8,874 86,615
BRP, Inc.(b) 11,968 866,596
Games Workshop Group
plc 684 90,492
MIPS AB(a) 1,517 75,301
Mizuno Corp. 3,400 172,644
Sanlorenzo SpA(b) 984 40,089
Sega Sammy Holdings,
Inc. 2,600 42,294
Shimano, Inc. 1,100 195,421
Technogym SpA(a)(b) 4,905 48,114
Thule Group AB(a) 2,024 55,937
Tomy Co. Ltd. 4,600 105,018
Universal Entertainment
Corp.* 10,200 103,857
Yamaha Corp. 2,800 66,902
Yonex Co. Ltd. 5,600 82,031
2,248,652
Life Sciences Tools & Services -
0 .3%
AddLife AB, Class B(b) 6,847 100,428
Bachem Holding AG(b) 328 29,456
Biotage AB 3,690 69,134
Eurofins Scientific SE 1,700 100,882
Evotec SE* 9,622 90,792
Gerresheimer AG 574 59,473
Lonza Group AG
(Registered) 918 612,591
QIAGEN NV*(b) 3,399 151,830
Sartorius AG (Preference) 340 96,651
Sartorius Stedim Biotech 350 70,047
Siegfried Holding AG
(Registered) 38 44,205
SKAN Group AG 451 40,630

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Life Sciences Tools & Services
(continued)
Tecan Group AG
(Registered) 220 $ 81,777
Wuxi Biologics Cayman,
Inc.*(a) 19,500 28,756
1,576,652
Machinery -
3 .6%
Aalberts NV 2,210 84,418
Alfa Laval AB 4,080 180,063
Alstom SA*(b) 3,883 76,137
Amada Co. Ltd. 7,200 85,538
ANDRITZ AG 1,394 89,225
Atlas Copco AB, Class A 33,252 591,348
Atlas Copco AB, Class B 21,454 335,394
ATS Corp.* 1,476 44,330
AutoStore Holdings
Ltd.*(a)(b) 15,006 18,856
Beijer Alma AB 2,304 47,079
Bodycote plc 8,296 74,377
Bucher Industries AG
(Registered)(b) 82 33,163
Burckhardt Compression
Holding AG 132 91,924
Cargotec OYJ, Class B 684 34,876
CKD Corp. 4,100 82,431
Construcciones y Auxiliar
de Ferrocarriles SA 5,202 196,736
Daetwyler Holding AG 407 84,429
Daifuku Co. Ltd. 6,900 125,701
Daimler Truck Holding AG 9,724 376,068
Danieli & C Officine
Meccaniche SpA(b) 3,570 139,071
Danieli & C Officine
Meccaniche SpA
(Retirement Savings
Plan) 11,526 332,386
DMG Mori Co. Ltd. 2,100 54,028
Duerr AG 16,184 356,559
Ebara Corp. 5,500 80,201
Electrolux Professional
AB, Class B 5,882 36,990
Epiroc AB, Class A(b) 7,888 147,197
Epiroc AB, Class B 4,256 71,439
FANUC Corp. 13,400 401,662
FLSmidth & Co. A/S 2,380 121,418
Fluidra SA 912 20,310
Fuji Corp. 1,000 16,848
Fujitec Co. Ltd. 2,400 69,786
GEA Group AG 2,516 111,190
Georg Fischer AG
(Registered) 1,360 99,963
Glory Ltd. 17,000 309,076
Harmonic Drive Systems,
Inc. 1,500 41,323
Investments Shares Value
Machinery
(continued)
Hitachi Construction
Machinery Co. Ltd. 2,800 $ 70,568
Hitachi Zosen Corp. 51,000 373,196
Hoshizaki Corp. 2,400 75,720
Husqvarna AB, Class B(b) 7,480 50,501
IHI Corp. 2,500 92,217
IMI plc 1,824 44,373
Indutrade AB 4,382 128,546
Interpump Group SpA(b) 1,584 68,733
Interroll Holding AG
(Registered)(b) 34 109,696
Iveco Group NV(b) 64,226 660,240
Jungheinrich AG
(Preference) 15,198 481,861
Kardex Holding AG
(Registered) 264 80,227
Kawasaki Heavy
Industries Ltd.(b) 2,800 104,325
KION Group AG 1,419 56,230
Kitz Corp.(b) 23,800 176,056
Knorr-Bremse AG 918 73,956
Komatsu Ltd. 17,000 492,284
Komax Holding AG
(Registered)(b) 76 11,552
Kone OYJ, Class B 4,760 242,912
Konecranes OYJ 1,394 97,370
Krones AG 246 33,328
KSB SE & Co. KGaA
(Preference) 238 162,765
Kubota Corp. 17,000 246,311
Kurita Water Industries
Ltd. 2,500 107,371
Kyokuto Kaihatsu Kogyo
Co. Ltd. 3,400 61,013
Makita Corp. 3,900 127,995
Manitou BF SA(b) 3,545 82,091
Max Co. Ltd. 2,800 70,716
Meidensha Corp. 3,400 78,187
Metso OYJ(b) 10,506 106,614
MINEBEA MITSUMI, Inc.
(b) 7,311 176,288
MISUMI Group, Inc. 4,100 75,822
Mitsubishi Heavy
Industries Ltd. 46,100 560,701
Mitsubishi Logisnext Co.
Ltd. 7,600 67,484
Mitsuboshi Belting Ltd. 1,300 38,233
Mitsui E&S Co. Ltd.(b) 30,600 272,321
Miura Co. Ltd. 2,100 48,725
Morgan Advanced
Materials plc 93,262 409,084
Nabtesco Corp.(b) 3,400 67,238
Namura Shipbuilding Co.
Ltd.(b) 20,400 271,304
NFI Group, Inc.*(b) 4,826 59,912
NGK Insulators Ltd. 3,400 46,246
Nitta Corp.(b) 6,800 185,298

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Noritake Co. Ltd.(b) 10,200 $ 271,168
NSK Ltd. 15,200 80,384
NTN Corp. 166,600 339,379
OC Oerlikon Corp. AG
(Registered)(b) 55,862 313,881
OKUMA Corp. 700 35,214
OSG Corp.(b) 3,800 52,520
Pfeiffer Vacuum
Technology AG 220 37,519
Rational AG 55 48,178
Rotork plc 13,640 63,387
Ryobi Ltd.(b) 10,200 141,211
Sandvik AB 13,090 267,721
Schindler Holding AG 546 145,765
Schindler Holding AG
(Registered) 370 96,887
Seatrium Ltd.* 32,477 40,790
SFS Group AG 220 32,041
Shibaura Machine Co.
Ltd. 6,800 168,576
SKF AB, Class A 1,408 26,117
SKF AB, Class B 5,156 95,710
SMC Corp. 700 344,975
Spirax Group plc 1,122 130,568
Stabilus SE 1,140 55,820
Stadler Rail AG(b) 3,094 94,727
Sulzer AG (Registered) 280 41,606
Sumitomo Heavy
Industries Ltd. 3,300 89,727
Tadano Ltd. 3,400 25,524
Techtronic Industries Co.
Ltd.(b) 17,000 217,832
Tocalo Co. Ltd.(b) 3,800 50,057
TOMRA Systems ASA 3,872 63,669
Toyota Industries Corp. 2,300 196,125
Trelleborg AB, Class B 2,924 108,529
Troax Group AB 1,806 40,947
Tsubakimoto Chain Co. 9,000 390,004
Valmet OYJ(b) 3,228 91,412
VAT Group AG(a) 374 187,074
Vesuvius plc 65,178 404,776
Volvo AB, Class A 3,212 83,375
Volvo AB, Class B 28,900 736,953
Wacker Neuson SE 8,738 136,158
Wartsila OYJ Abp 5,720 117,943
Weir Group plc (The) 3,604 94,065
Yaskawa Electric Corp.(b) 3,400 118,817
17,984,281
Marine Transportation -
0 .7%
AP Moller - Maersk A/S,
Class A 65 105,570
Investments Shares Value
Marine Transportation
(continued)
AP Moller - Maersk A/S,
Class B 68 $ 112,710
Belships ASA 26,724 56,212
Clarkson plc 1,408 82,016
D/S Norden A/S 6,834 295,523
Dfds A/S(b) 9,010 246,942
Golden Ocean Group Ltd. 4,796 59,476
Hoegh Autoliners ASA 1,824 19,867
Iino Kaiun Kaisha Ltd. 30,600 261,135
Kawasaki Kisen Kaisha
Ltd.(b) 10,200 158,634
Klaveness Combination
Carriers ASA 3,196 30,339
Kuehne + Nagel
International AG
(Registered)(b) 680 210,508
Mitsui OSK Lines Ltd.(b) 7,900 252,657
MPC Container Ships
ASA 114,920 240,571
Nippon Yusen KK(b) 10,200 332,114
NS United Kaiun Kaisha
Ltd.(b) 3,500 113,868
Odfjell SE, Class A 6,118 92,991
Pacific Basin Shipping
Ltd. 1,666,000 501,165
SITC International
Holdings Co. Ltd. 24,000 53,456
Stolt-Nielsen Ltd. 1,435 56,169
Wallenius Wilhelmsen
ASA 2,952 27,375
Wilh Wilhelmsen Holding
ASA, Class A 1,632 57,686
3,366,984
Media -
1 .0%
4imprint Group plc 1,394 109,401
Ascential plc(a) 306 2,244
Atresmedia Corp.
de Medios de
Comunicacion SA 27,914 140,910
CyberAgent, Inc. 6,300 40,465
Cyfrowy Polsat SA* 84,898 277,363
Dentsu Group, Inc.(b) 3,400 90,457
Eutelsat Communications
SACA*(b) 41,548 214,815
Future plc 35,292 507,705
Hakuhodo DY Holdings,
Inc.(b) 4,700 38,485
Informa plc 16,320 182,204
IPSOS SA 2,618 161,902
ITV plc 48,868 50,403
JCDecaux SE* 968 20,174
Metropole Television SA 15,674 204,887
MFE-MediaForEurope
NV, Class A(b) 51,838 176,471

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Media
(continued)
MFE-MediaForEurope
NV, Class B(b) 21,558 $ 100,030
Next 15 Group plc 3,774 41,349
Nine Entertainment Co.
Holdings Ltd.(b) 118,216 112,319
Perion Network Ltd.* 16,728 137,560
ProSiebenSat.1 Media SE 52,598 361,134
Publicis Groupe SA 3,162 330,595
Sanoma OYJ 3,895 28,787
Schibsted ASA, Class A 1,862 53,402
SES SA, Class A, ADR(b) 119,544 647,440
SKY Perfect JSAT
Holdings, Inc. 6,200 36,674
Stroeer SE & Co. KGaA 1,496 101,176
Television Francaise 1 SA 25,976 228,664
TV Asahi Holdings Corp. 7,800 109,022
TX Group AG 205 37,635
Vivendi SE 9,010 96,249
WPP plc 15,674 151,114
YouGov plc 4,715 27,980
4,819,016
Metals & Mining -
4 .7%
Acerinox SA 54,842 575,049
Agnico Eagle Mines Ltd. 7,433 573,193
Alamos Gold, Inc., Class
A 4,027 68,591
Alleima AB 54,468 394,880
Anglo American plc 18,054 544,952
Antofagasta plc 4,807 124,722
Aperam SA(b) 13,362 361,765
ArcelorMittal SA 8,772 198,766
ARE Holdings, Inc. 23,800 324,589
Aurubis AG 738 57,538
AVZ Minerals Ltd.*‡(b) 111,012 10,149
B2Gold Corp.(b) 43,044 128,996
Barrick Gold Corp. 22,406 411,808
Bekaert SA 10,302 421,610
Bellevue Gold Ltd.*(b) 49,941 44,678
BHP Group Ltd. 68,612 1,895,194
BlueScope Steel Ltd. 8,466 122,507
Boliden AB 4,862 148,161
Calibre Mining Corp.*(b) 219,164 339,506
Capricorn Metals Ltd.*(b) 19,272 67,705
Capstone Copper Corp.* 11,016 74,001
Centamin plc 380,154 618,662
Centerra Gold, Inc. 8,892 59,604
Champion Iron Ltd.(b) 6,468 26,524
De Grey Mining Ltd.*(b) 86,240 68,704
Deterra Royalties Ltd. 21,148 55,100
Dowa Holdings Co. Ltd.(b) 1,100 40,510
Dundee Precious Metals,
Inc. 57,732 487,699
Investments Shares Value
Metals & Mining
(continued)
Eldorado Gold Corp.* 8,807 $ 149,243
Emerald Resources
NL*(b) 21,402 51,709
Endeavour Mining plc 3,876 86,129
Equinox Gold Corp.*(b) 118,150 662,827
Eramet SA(b) 2,584 219,637
ERO Copper Corp.*(b) 4,268 83,417
Evolution Mining Ltd.(b) 35,786 91,837
Falcon Metals Ltd.* 1 — (e)
Filo Corp.* 4,428 102,410
First Majestic Silver Corp.
(b) 14,596 90,231
First Quantum Minerals
Ltd. 11,492 140,588
Foran Mining Corp.*(b) 11,210 31,485
Fortescue Ltd.(b) 29,682 365,745
Fortuna Mining Corp.*(b) 16,720 80,486
Franco-Nevada Corp. 2,456 316,314
Genesis Minerals Ltd.*(b) 52,288 71,361
Glencore plc 189,550 1,046,423
Gold Road Resources
Ltd.(b) 59,580 65,945
Granges AB 5,662 69,048
Grupa Kety SA 308 63,836
Hill & Smith plc 3,280 96,899
Hochschild Mining plc* 99,926 233,084
Hudbay Minerals, Inc. 18,292 152,538
IAMGOLD Corp.*(b) 25,911 106,724
IGO Ltd.(b) 16,378 59,356
Ivanhoe Mines Ltd., Class
A* 9,174 119,867
Jastrzebska Spolka
Weglowa SA* 19,380 130,292
JFE Holdings, Inc. 10,200 149,821
K92 Mining, Inc.*(b) 5,700 32,596
KGHM Polska Miedz SA 3,160 108,374
Kinross Gold Corp. 19,065 173,199
Kobe Steel Ltd. 10,000 125,349
Kyoei Steel Ltd. 6,800 90,841
Labrador Iron Ore Royalty
Corp. 5,372 119,304
Liontown Resources
Ltd.*(b) 27,470 17,041
Lundin Gold, Inc. 4,218 72,974
Lundin Mining Corp.(b) 11,390 114,935
Lynas Rare Earths
Ltd.*(b) 13,899 56,998
MAG Silver Corp.* 4,656 63,734
Maruichi Steel Tube Ltd. 2,000 48,837
Mineral Resources Ltd. 2,448 86,769
Mitsubishi Materials Corp. 3,800 71,146
Mongolian Mining
Corp.*(b) 102,000 109,025
New Gold, Inc.* 35,768 82,594
Nickel Industries Ltd.(b) 41,914 23,401

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Nippon Light Metal
Holdings Co. Ltd. 17,000 $ 200,439
Nippon Steel Corp.(b) 17,015 370,924
Nittetsu Mining Co. Ltd. 3,400 108,128
Norsk Hydro ASA 24,820 137,101
Northern Star Resources
Ltd. 14,560 133,868
Novagold Resources,
Inc.* 18,278 87,192
OceanaGold Corp. 228,358 562,031
Orla Mining Ltd.*(b) 10,780 40,109
OSAKA Titanium
Technologies Co. Ltd.
(b) 1,300 21,350
Osisko Gold Royalties
Ltd.(b) 9,452 165,647
Outokumpu OYJ(b) 7,392 26,604
Pan American Silver Corp. 4,560 104,770
Perseus Mining Ltd.(b) 437,138 722,191
Pilbara Minerals Ltd.(b) 34,446 65,905
Ramelius Resources Ltd.
(b) 54,536 69,087
Red 5 Ltd.* 213,354 54,335
Regis Resources Ltd.*(b) 40,098 43,858
Rio Tinto Ltd. 5,644 432,976
Rio Tinto plc 19,346 1,248,909
Salzgitter AG 7,582 135,866
Sandfire Resources
Ltd.*(b) 11,931 67,781
Sandstorm Gold Ltd. 13,772 79,056
Sanyo Special Steel Co.
Ltd.(b) 7,200 102,358
Seabridge Gold, Inc.* 3,604 59,769
SilverCrest Metals,
Inc.*(b) 9,416 92,085
Sims Ltd.(b) 3,162 21,020
South32 Ltd.(b) 84,796 169,991
SSAB AB, Class A 6,150 31,675
SSAB AB, Class B 12,333 62,369
SSR Mining, Inc. 68,374 379,127
Stelco Holdings, Inc. 9,520 457,928
Sumitomo Metal Mining
Co. Ltd. 5,200 159,325
Teck Resources Ltd.,
Class B 7,276 356,466
thyssenkrupp AG 8,316 31,847
Toho Titanium Co. Ltd.(b) 1,700 15,604
Tokyo Steel
Manufacturing Co.
Ltd.(b) 20,400 259,644
Torex Gold Resources,
Inc.* 28,628 453,630
UACJ Corp. 13,100 373,515
voestalpine AG 1,880 48,133
Investments Shares Value
Metals & Mining
(continued)
Wesdome Gold Mines
Ltd.* 3,534 $ 33,998
Wheaton Precious Metals
Corp. 6,324 377,897
Yamato Kogyo Co. Ltd. 1,300 68,974
Yodogawa Steel Works
Ltd.(b) 9,700 366,184
Zimplats Holdings Ltd.(b) 4,902 52,208
23,331,406
Multi-Utilities -
0 .8%
A2A SpA 29,479 62,427
ACEA SpA 3,026 52,489
AGL Energy Ltd. 12,344 83,670
Algonquin Power &
Utilities Corp.(b) 5,134 32,035
Atco Ltd., Class I 3,026 93,817
Canadian Utilities Ltd.,
Class A(b) 2,278 53,312
Centrica plc 110,330 187,841
E.ON SE 42,398 594,820
Engie SA 35,224 554,205
Hera SpA 19,272 70,487
Iren SpA 200,328 407,537
National Grid plc 94,282 1,194,051
REN - Redes Energeticas
Nacionais SGPS SA 6,188 15,702
Sembcorp Industries Ltd. 16,300 58,127
Telecom Plus plc 4,728 115,385
Veolia Environnement SA 11,050 347,237
3,923,142
Office REITs -
0 .3%
Abacus Group, REIT(b) 35,454 25,467
Allied Properties REIT,
REIT(b) 24,446 292,867
Champion REIT, REIT(b) 748,000 152,243
Derwent London plc,
REIT(b) 4,454 131,467
Dexus, REIT(b) 9,792 44,887
Gecina SA, REIT 440 43,660
Global One Real Estate
Investment Corp.,
REIT(b) 48 32,285
Great Portland Estates
plc, REIT 20,480 92,069
Ichigo Office REIT
Investment Corp.,
REIT 41 22,835
Japan Prime Realty
Investment Corp.,
REIT(b) 13 28,210

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Office REITs
(continued)
Japan Real Estate
Investment Corp.,
REIT 24 $ 82,946
Keppel REIT, REIT 3,800 2,486
Nippon Building Fund,
Inc., REIT 24 92,357
Orix JREIT, Inc., REIT 68 70,549
Precinct Properties
Group, REIT(b) 67,298 48,366
Workspace Group plc,
REIT 4,978 39,131
1,201,825
Oil, Gas & Consumable Fuels -
5 .9%
Advantage Energy Ltd.* 8,466 59,016
Aker BP ASA 4,250 102,961
Ampol Ltd.(b) 4,556 99,576
ARC Resources Ltd. 12,478 215,787
Athabasca Oil Corp.* 178,398 730,922
Avance Gas Holding Ltd.
(a)(b) 5,472 83,973
Baytex Energy Corp.(b) 20,558 76,342
Beach Energy Ltd.(b) 39,336 38,273
Birchcliff Energy Ltd.(b) 15,130 65,604
Bluenord ASA* 7,140 333,019
Boss Energy Ltd.*(b) 21,197 50,522
BP plc 325,550 1,918,694
BRIGHTOIL*‡ 50,147 —
BW Energy Ltd.* 16,694 47,329
BW LPG Ltd.(a) 2,774 44,980
Cameco Corp.(b) 5,610 255,190
Canadian Natural
Resources Ltd.(b) 30,464 1,080,998
Cenovus Energy, Inc. 26,112 525,850
Cool Co. Ltd.(b) 7,714 93,828
Cosmo Energy Holdings
Co. Ltd.(b) 1,600 86,902
Denison Mines Corp.*(b) 51,797 101,985
DNO ASA 253,402 257,933
Enbridge, Inc. 27,710 1,036,430
ENEOS Holdings, Inc. 57,800 304,328
Energean plc(b) 50,218 644,380
Eni SpA 43,486 696,338
Equinor ASA 18,292 485,132
Esso SA Francaise 714 112,493
Etablissements Maurel et
Prom SA 17,813 109,099
FLEX LNG Ltd.(b) 1,176 31,641
Freehold Royalties Ltd.(b) 5,060 51,866
Galp Energia SGPS SA 7,990 168,208
Gaztransport Et
Technigaz SA 410 60,515
Gibson Energy, Inc.(b) 9,452 154,357
Hafnia Ltd. 7,872 62,201
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Harbour Energy plc 179,860 $ 724,251
Headwater Exploration,
Inc.(b) 77,860 411,999
Idemitsu Kosan Co. Ltd. 23,800 158,814
Imperial Oil Ltd.(b) 3,604 258,042
Inpex Corp. 19,000 293,726
International Petroleum
Corp.*(b) 4,726 68,147
Ithaca Energy plc 41,458 68,693
Itochu Enex Co. Ltd. 17,100 195,367
Iwatani Corp. 1,397 88,968
Japan Petroleum
Exploration Co. Ltd. 1,700 70,730
Karoon Energy Ltd.*(b) 237,932 289,764
Keyera Corp. 3,108 87,630
Koninklijke Vopak NV 1,224 54,543
MEG Energy Corp.* 4,529 93,796
Naphtha Israel Petroleum
Corp. Ltd.* 10,742 60,118
Neste OYJ(b) 9,248 186,736
New Hope Corp. Ltd. 17,010 54,094
NexGen Energy Ltd.*(b) 10,944 72,883
NuVista Energy Ltd.* 54,672 529,129
Oil Refineries Ltd. 709,716 171,709
Okeanis Eco Tankers
Corp.(a) 4,080 130,596
OMV AG 3,162 132,416
ORLEN SA 8,364 136,300
Paladin Energy Ltd.*(b) 5,712 42,559
Paramount Resources
Ltd., Class A(b) 2,772 60,097
Parex Resources, Inc.(b) 31,450 471,483
Parkland Corp. 2,923 81,949
Paz Oil Co. Ltd. 3,095 294,971
Pembina Pipeline Corp. 8,092 313,441
Peyto Exploration &
Development Corp.(b) 58,990 630,274
PrairieSky Royalty Ltd.(b) 3,977 79,888
Repsol SA 21,896 312,164
San-Ai Obbli Co. Ltd.(b) 17,000 233,544
Santos Ltd. 66,538 347,160
Saras SpA 131,886 228,342
Serica Energy plc(b) 99,246 168,397
Shell plc 121,890 4,446,350
Suncor Energy, Inc. 25,228 1,006,965
Tamar Petroleum Ltd.(a) 11,628 59,048
Tamarack Valley Energy
Ltd.(b) 160,378 475,985
TC Energy Corp. 13,022 552,571
Topaz Energy Corp. 3,731 70,193
TORM plc, Class A(b) 1,292 50,025
TotalEnergies SE 41,752 2,822,836
Tourmaline Oil Corp.(b) 6,052 266,140
United Energy Group
Ltd.*(b) 2,380,000 102,061
Var Energi ASA 7,339 23,370

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Veren, Inc.(b) 13,801 $ 107,695
Vermilion Energy, Inc.(b) 51,782 556,634
Viva Energy Group Ltd.(a) 17,630 37,530
Whitecap Resources,
Inc.(b) 11,932 91,901
Whitehaven Coal Ltd. 16,702 84,197
Woodside Energy Group
Ltd. 36,347 655,073
29,197,966
Paper & Forest Products -
0 .2%
Daio Paper Corp. 3,745 22,245
Hokuetsu Corp.(b) 10,200 78,774
Holmen AB, Class B(b) 1,540 60,464
Mondi plc 3,536 69,058
Navigator Co. SA (The) 5,269 21,381
Nippon Paper Industries
Co. Ltd.(b) 34,000 219,421
Oji Holdings Corp. 11,400 48,347
Semapa-Sociedade de
Investimento e Gestao 4,873 78,885
Stella-Jones, Inc. 1,224 82,303
Stora Enso OYJ, Class
R(b) 5,168 64,535
Svenska Cellulosa AB
SCA, Class A(b) 2,068 28,364
Svenska Cellulosa AB
SCA, Class B(b) 6,314 85,777
UPM-Kymmene OYJ 6,936 229,141
West Fraser Timber Co.
Ltd. 1,139 100,943
1,189,638
Passenger Airlines -
0 .3%
Air Canada*(b) 5,192 59,796
Air France-KLM*(b) 45,220 402,226
Air New Zealand Ltd. 11,968 4,123
Cathay Pacific Airways
Ltd.(b) 38,000 39,693
Deutsche Lufthansa AG
(Registered) 11,161 70,024
easyJet plc 6,806 39,391
Exchange Income Corp.
(b) 2,255 79,316
International Consolidated
Airlines Group SA*(b) 73,882 157,340
JET2 plc 4,018 73,285
Norwegian Air Shuttle
ASA* 138,516 144,286
Qantas Airways Ltd.* 22,968 96,888
Singapore Airlines Ltd. 23,899 124,533
Investments Shares Value
Passenger Airlines
(continued)
Wizz Air Holdings plc*(a)
(b) 15,980 $ 392,653
1,683,554
Personal Care Products -
1 .0%
Beiersdorf AG 1,360 197,496
Fancl Corp. 3,400 65,600
Haleon plc 102,714 461,231
Intercos SpA 2,166 38,673
Interparfums SA 174 8,859
Kao Corp. 6,800 298,466
Kobayashi
Pharmaceutical Co.
Ltd. 900 36,046
Kose Corp. 700 46,454
L'Occitane International
SA(b) 4,500 19,499
L'Oreal SA 3,230 1,400,345
Milbon Co. Ltd. 1,000 22,232
Noevir Holdings Co. Ltd.
(b) 1,000 38,681
Pola Orbis Holdings, Inc. 2,000 18,829
Rohto Pharmaceutical
Co. Ltd. 3,900 91,629
Shiseido Co. Ltd. 5,700 178,812
Unilever plc 34,102 2,090,705
5,013,557
Pharmaceuticals -
5 .2%
ALK-Abello A/S, Class B* 2,958 66,745
Almirall SA(b) 4,661 46,578
Astellas Pharma, Inc. 20,400 236,933
AstraZeneca plc 21,080 3,348,785
Bausch Health Cos.,
Inc.*(b) 108,392 652,808
Bayer AG (Registered) 18,904 562,438
Camurus AB* 1,054 66,627
Chugai Pharmaceutical
Co. Ltd.(b) 7,900 347,010
Daiichi Sankyo Co. Ltd. 24,900 1,017,448
Eisai Co. Ltd. 3,800 145,474
Faes Farma SA 17,897 68,654
Financiere de Tubize
SA(b) 510 67,439
GSK plc 53,142 1,032,065
H Lundbeck A/S, Class A 5,650 30,397
Haw Par Corp. Ltd. 51,000 397,675
Hikma Pharmaceuticals
plc 2,800 68,477
Hutchmed China Ltd.* 12,540 48,321
Indivior plc* 6,324 86,915
Ipsen SA 732 82,378
JCR Pharmaceuticals Co.
Ltd. 2,400 9,379

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Kaken Pharmaceutical
Co. Ltd. 1,500 $ 40,725
Kissei Pharmaceutical
Co. Ltd. 1,400 32,520
Kyowa Kirin Co. Ltd.(b) 4,300 90,853
Laboratorios
Farmaceuticos Rovi
SA 680 65,489
Merck KGaA 1,734 311,101
Mochida Pharmaceutical
Co. Ltd. 900 21,175
Nippon Shinyaku Co. Ltd. 1,400 32,092
Novartis AG (Registered) 27,642 3,095,653
Novo Nordisk A/S, Class
B 46,002 6,083,879
Nxera Pharma Co.
Ltd.*(b) 3,400 37,964
Ono Pharmaceutical Co.
Ltd. 10,200 151,685
Orion OYJ, Class A 352 16,093
Orion OYJ, Class B 1,855 85,250
Otsuka Holdings Co. Ltd. 6,900 356,006
Recordati Industria
Chimica e
Farmaceutica SpA 1,628 88,699
Roche Holding AG 476 167,526
Roche Holding AG - BR 9,350 3,035,763
Sandoz Group AG 5,848 253,585
Sanofi SA 15,402 1,588,818
Santen Pharmaceutical
Co. Ltd. 1,100 13,218
Shionogi & Co. Ltd. 3,700 162,228
Sumitomo Pharma Co.
Ltd.*(b) 64,600 179,468
Takeda Pharmaceutical
Co. Ltd. 20,400 583,283
Teva Pharmaceutical
Industries Ltd.* 20,808 356,827
Torii Pharmaceutical Co.
Ltd. 800 19,912
Tsumura & Co. 900 23,956
UCB SA 1,428 238,971
Virbac SACA 132 50,279
ZERIA Pharmaceutical
Co. Ltd. 1,800 26,236
25,591,800
Professional Services -
1 .4%
Adecco Group AG
(Registered) 2,368 80,597
AFRY AB(b) 5,938 107,373
ALS Ltd.(b) 8,712 87,837
APM Human Services
International Ltd. 56,950 52,808
Investments Shares Value
Professional Services
(continued)
Applus Services SA*(b) 8,432 $ 116,608
Arcadis NV 1,189 84,852
BayCurrent Consulting,
Inc.(b) 1,400 42,290
Bell System24 Holdings,
Inc.(b) 3,800 39,526
Benefit Systems SA 76 50,750
Bureau Veritas SA 4,182 131,235
Computershare Ltd. 7,378 133,213
Danel Adir Yeoshua Ltd. 533 43,930
dip Corp. 1,400 28,612
en Japan, Inc. 2,000 37,472
Experian plc 12,342 582,111
Funai Soken Holdings,
Inc. 2,700 39,443
GlobalData plc(b) 15,742 43,473
Hays plc 512,040 618,886
Hilan Ltd. 646 34,917
Infomart Corp. 17,600 37,549
Intertek Group plc 2,380 154,378
IPH Ltd. 14,593 58,414
JAC Recruitment Co. Ltd.
(b) 5,200 25,126
McMillan Shakespeare
Ltd. 3,198 37,401
MEITEC Group Holdings,
Inc. 2,400 54,393
Pagegroup plc 18,632 102,093
Persol Holdings Co. Ltd. 42,000 72,159
Randstad NV 2,006 97,594
Recruit Holdings Co. Ltd. 20,400 1,173,888
RELX plc 25,160 1,186,995
SGS SA (Registered) 1,904 207,866
SmartGroup Corp. Ltd. 7,766 43,866
SMS Co. Ltd. 2,000 28,852
TechnoPro Holdings, Inc. 1,100 21,077
Teleperformance SE 1,156 149,108
Thomson Reuters Corp. 1,938 313,893
Tinexta Spa 1,056 17,300
Transcosmos, Inc. 6,800 156,826
UT Group Co. Ltd. 10,200 221,341
Wolters Kluwer NV 3,230 542,103
7,058,155
Real Estate Management & Development -
2 .0%
Aeon Mall Co. Ltd.(b) 1,990 27,305
AFI Properties Ltd.* 578 24,726
Africa Israel Residences
Ltd. 510 30,075
Airport City Ltd.* 1,928 26,783
Allreal Holding AG
(Registered) 612 108,877
Alony Hetz Properties &
Investments Ltd. 43,962 295,125
Altus Group Ltd.(b) 1,672 69,908

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Amot Investments Ltd. 5,448 $ 22,176
Aroundtown SA*(b) 232,968 497,887
Atrium Ljungberg AB,
Class B 792 16,922
Aura Investments Ltd.(b) 20,178 80,202
Azrieli Group Ltd. 532 32,829
Big Shopping Centers
Ltd.* 287 28,164
Blue Square Real Estate
Ltd. 1,598 110,208
CA Immobilien Anlagen
AG 572 18,693
Capitaland India Trust 55,054 44,863
CapitaLand Investment
Ltd. 10,200 20,589
Castellum AB*(b) 9,010 112,650
Catena AB 924 46,986
Cibus Nordic Real Estate
AB publ(b) 4,386 68,465
Citycon OYJ(b) 38,420 169,124
CK Asset Holdings Ltd. 34,000 130,133
Colliers International
Group, Inc.(b) 748 100,750
Corem Property Group
AB, Class B 17,612 15,685
CTP NV(a) 1,467 25,621
Daito Trust Construction
Co. Ltd. 1,100 132,583
Daiwa House Industry
Co. Ltd. 13,200 376,629
Deutsche EuroShop AG 3,420 89,744
Deutsche Wohnen SE 1,012 20,106
Dios Fastigheter AB 7,480 59,916
Electra Real Estate Ltd.(b) 1,476 14,402
Fabege AB(b) 5,412 45,371
Fastighets AB Balder,
Class B*(b) 12,348 90,810
FastPartner AB, Class A 3,124 20,316
FirstService Corp. 608 105,949
G City Ltd.*(b) 9,284 25,843
Grainger plc 36,312 112,405
Grand City Properties SA* 6,358 74,992
Great Eagle Holdings
Ltd.(b) 102,451 139,539
GuocoLand Ltd. 108,800 120,383
Hang Lung Group Ltd.(b) 238,000 260,789
Hang Lung Properties Ltd. 68,000 50,051
Heiwa Real Estate Co.
Ltd. 1,300 37,585
Henderson Land
Development Co. Ltd. 33,239 93,394
Ho Bee Land Ltd. 49,400 68,693
Hufvudstaden AB, Class A 304 3,679
Hulic Co. Ltd. 10,200 99,756
Investments Shares Value
Real Estate Management & Development
(continued)
Hysan Development Co.
Ltd.(b) 170,000 $ 232,847
Ichigo, Inc. 17,800 50,516
IMMOFINANZ AG* 2,132 63,213
International Workplace
Group plc 28,576 63,425
Intershop Holding AG 350 46,600
Israel Canada T.R Ltd.(b) 12,240 43,444
Isras Holdings Ltd.* 1,224 95,642
Isras Investment Co. Ltd.
(b) 477 87,062
Kerry Properties Ltd. 34,000 57,972
Kojamo OYJ* 1,596 15,794
LEG Immobilien SE 1,154 100,973
Leopalace21 Corp. 54,400 200,303
Lifestyle Communities
Ltd.(b) 1,054 6,194
Mainstreet Equity Corp. 266 37,538
Mega Or Holdings Ltd.,
REIT(b) 1,216 30,649
Melisron Ltd. 460 32,409
Mitsubishi Estate Co. Ltd. 17,000 290,885
Mitsui Fudosan Co. Ltd. 40,800 426,684
Mivne Real Estate KD Ltd. 14,248 33,063
Mobimo Holding AG
(Registered) 228 68,122
Morguard Corp. 884 71,439
New World Development
Co. Ltd.(b) 476,000 444,194
Nomura Real Estate
Holdings, Inc. 1,400 39,462
NP3 Fastigheter AB 1,462 34,921
Nyfosa AB(b) 7,888 80,590
Pandox AB, Class B 5,412 100,488
PEXA Group Ltd.*(b) 7,380 66,504
Prashkovsky Investments
and Construction Ltd. 850 18,131
PSP Swiss Property AG
(Registered) 717 95,627
Raysum Co. Ltd. 3,400 76,944
Relo Group, Inc. 2,270 26,991
Sagax AB, Class B(b) 2,420 59,701
SAMTY HOLDINGS Co.
Ltd.(b) 13,600 249,204
Savills plc 9,724 159,372
Sino Land Co. Ltd.(b) 9,768 10,103
Sirius Real Estate Ltd.,
REIT 58,680 71,000
Starts Corp., Inc. 10,200 236,256
StorageVault Canada, Inc. 12,833 43,568
Sumitomo Realty &
Development Co. Ltd. 6,800 226,109
Sun Frontier Fudousan
Co. Ltd. 10,200 139,516
Sun Hung Kai Properties
Ltd. 34,000 295,302

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Swire Pacific Ltd., Class
A(b) 10,500 $ 90,524
Swire Properties Ltd. 13,600 21,518
Swiss Prime Site AG
(Registered) 1,047 104,730
TAG Immobilien AG* 11,458 172,962
Tokyo Tatemono Co. Ltd.
(b) 5,200 91,309
Tokyu Fudosan Holdings
Corp. 11,200 81,510
Tosei Corp.(b) 3,400 56,878
UOL Group Ltd. 6,799 27,347
VGP NV 738 80,019
Vonovia SE 9,520 292,668
Wallenstam AB, Class B 8,888 44,782
Wharf Holdings Ltd. (The)
(b) 17,000 46,678
Wharf Real Estate
Investment Co. Ltd. 25,000 61,508
Wihlborgs Fastigheter AB 7,304 73,942
YH Dimri Construction &
Development Ltd.(b) 452 36,028
9,978,841
Residential REITs -
0 .1%
Advance Residence
Investment Corp.,
REIT(b) 18 37,685
Altarea SCA, REIT(b) 1,820 196,745
Boardwalk REIT, REIT(b) 1,000 56,462
Canadian Apartment
Properties REIT, REIT 1,012 35,163
Comforia Residential
REIT, Inc., REIT(b) 19 39,336
Daiwa Securities Living
Investments Corp.,
REIT 26 17,609
Ingenia Communities
Group, REIT 8,284 28,400
InterRent REIT, REIT(b) 4,600 42,455
Killam Apartment REIT,
REIT(b) 2,624 35,197
Nippon Accommodations
Fund, Inc., REIT(b) 8 34,135
UNITE Group plc (The),
REIT 7,484 91,610
Xior Student Housing NV,
REIT(a) 1,648 55,461
670,258
Retail REITs -
0 .7%
AEON REIT Investment
Corp., REIT 68 58,572
Investments Shares Value
Retail REITs
(continued)
BWP Trust, REIT(b) 14,098 $ 32,957
CapitaLand China Trust,
REIT 513,400 264,837
CapitaLand Integrated
Commercial Trust,
REIT 41,800 65,000
Carmila SA, REIT 18,088 326,870
Charter Hall Retail REIT,
REIT 41,582 94,764
Choice Properties REIT,
REIT(b) 3,957 39,700
Crombie REIT, REIT(b) 3,256 32,149
Eurocommercial
Properties NV, REIT(b) 13,655 339,850
First Capital REIT,
REIT(b) 2,774 32,872
Fortune REIT, REIT(b) 544,000 260,440
Frasers Centrepoint Trust,
REIT 12,749 21,064
Hammerson plc, REIT 207,094 76,662
HMC Capital Ltd., REIT 9,954 50,375
HomeCo Daily Needs
REIT, REIT(a)(b) 107,008 88,743
Japan Metropolitan Fund
Invest, REIT(b) 103 64,075
Kiwi Property Group Ltd.,
REIT 77,266 41,303
Klepierre SA, REIT 3,366 96,449
Lendlease Global
Commercial REIT,
REIT 45,600 20,284
Link REIT, REIT 40,823 172,447
Mapletree Pan Asia
Commercial Trust,
REIT 3,400 3,254
Region RE Ltd., REIT 72,420 107,349
Retail Estates NV, REIT 3,672 250,726
Scentre Group, REIT 69,360 157,164
Shaftesbury Capital plc,
REIT(b) 63,172 123,578
SmartCentres REIT,
REIT(b) 26,180 454,447
Unibail-Rodamco-
Westfield, REIT 1,632 122,383
Unibail-Rodamco-
Westfield, REIT, CHDI 5 19
Vicinity Ltd., REIT 65,692 90,512
Waypoint REIT Ltd., REIT 33,326 55,058
3,543,903
Semiconductors & Semiconductor Equipment -
2 .2%
Advantest Corp. 10,600 424,747
AIXTRON SE 5,440 127,151
ams-OSRAM AG* 33,796 45,285
ASM International NV 612 419,599
ASML Holding NV 5,338 4,912,700

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
ASMPT Ltd.(b) 5,000 $ 52,163
BE Semiconductor
Industries NV 1,224 157,813
Camtek Ltd. 510 51,525
Disco Corp. 1,200 394,470
Elmos Semiconductor SE 410 33,585
Ferrotec Holdings Corp.
(b) 13,600 227,149
Infineon Technologies AG 17,442 604,911
Japan Material Co. Ltd. 2,500 33,198
Lasertec Corp. 1,100 196,152
Melexis NV(b) 495 43,146
Micronics Japan Co. Ltd. 1,900 75,768
Nordic Semiconductor
ASA* 3,828 47,261
Nova Ltd.* 352 71,144
Renesas Electronics
Corp. 19,400 332,402
Rohm Co. Ltd. 6,200 84,433
Sanken Electric Co. Ltd.
(b) 1,600 78,054
SCREEN Holdings Co.
Ltd.(b) 1,300 111,415
Shinko Electric Industries
Co. Ltd. 1,400 52,972
Siltronic AG 999 81,563
SMA Solar Technology AG 4,624 124,791
Socionext, Inc. 3,000 61,372
SOITEC*(b) 369 47,636
STMicroelectronics NV 8,432 279,203
SUMCO Corp.(b) 5,700 94,463
Tokyo Electron Ltd. 6,300 1,298,857
Towa Corp. 1,100 63,751
Tower Semiconductor
Ltd.* 2,139 86,726
Ulvac, Inc.(b) 1,000 61,884
X-Fab Silicon Foundries
SE*(a) 18,088 115,872
10,893,161
Software -
1 .4%
Altium Ltd. 1,716 76,758
Appier Group, Inc.*(b) 4,100 33,626
Asseco Poland SA 16,150 341,846
Atoss Software SE 352 51,955
BlackBerry Ltd.* 2,822 6,802
Bytes Technology Group
plc 10,526 68,682
Constellation Software,
Inc. 272 857,730
Crayon Group Holding
ASA*(a) 4,100 48,857
Darktrace plc* 5,244 39,781
Dassault Systemes SE 9,418 357,100
Investments Shares Value
Software
(continued)
Descartes Systems
Group, Inc. (The)* 1,231 $ 125,127
Docebo, Inc.* 988 39,421
Enghouse Systems Ltd. 1,292 28,740
Fortnox AB 7,995 49,264
Freee KK* 3,800 61,650
Fuji Soft, Inc. 1,400 67,274
GB Group plc 8,897 39,791
Hansen Technologies
Ltd.(b) 5,576 16,421
IRESS Ltd.*(b) 10,123 70,268
Kinaxis, Inc.* 520 63,938
Lectra 798 22,495
Lightspeed Commerce,
Inc.* 5,472 73,240
Nemetschek SE 884 84,514
Nice Ltd.* 817 149,009
Open Text Corp. 4,862 153,168
Oracle Corp. Japan 800 65,027
Sage Group plc (The) 14,586 203,462
Sansan, Inc.* 3,400 50,980
SAP SE 14,450 3,049,400
Sinch AB*(a) 4,046 10,933
SiteMinder Ltd.* 17,179 62,820
Systena Corp. 11,400 25,761
TeamViewer SE*(a) 7,718 104,187
Technology One Ltd. 5,166 69,425
Temenos AG (Registered) 779 53,895
Text SA 950 21,138
Trend Micro, Inc. 2,500 120,447
Truecaller AB, Class B(b) 16,113 50,906
Vitec Software Group AB,
Class B 1,025 53,557
WiseTech Global Ltd. 2,686 166,731
7,036,126
Specialized REITs -
0 .1%
Arena REIT, REIT 15,843 39,934
Big Yellow Group plc,
REIT 9,248 143,731
Keppel DC REIT, REIT 21,100 31,864
National Storage REIT,
REIT 21,427 34,560
Safestore Holdings plc,
REIT 11,288 116,933
Shurgard Self Storage
Ltd., REIT 532 20,782
387,804
Specialty Retail -
1 .4%
ABC-Mart, Inc. 2,100 41,139
Accent Group Ltd.(b) 42,845 61,271
AOKI Holdings, Inc. 7,600 69,706
Aoyama Trading Co. Ltd. 13,600 139,200

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
ARCLANDS Corp.(b) 17,018 $ 205,854
Aritzia, Inc.* 4,794 157,273
Autobacs Seven Co. Ltd. 2,100 23,176
Avolta AG(b) 1,330 50,163
Bic Camera, Inc. 4,200 47,399
Bilia AB, Class A(b) 18,734 233,179
CCC SA* 952 30,226
CECONOMY AG* 45,662 137,856
DCM Holdings Co. Ltd.(b) 37,400 360,179
Delek Automotive
Systems Ltd.(b) 6,290 34,667
Douglas AG* 12,580 262,319
Dunelm Group plc 6,498 102,911
Eagers Automotive Ltd.(b) 4,180 28,988
EDION Corp.(b) 7,600 88,446
Fast Retailing Co. Ltd. 2,300 636,681
Fenix Outdoor
International AG 369 21,449
Fielmann Group AG 152 6,883
Fox Wizel Ltd.(b) 533 35,186
Frasers Group plc* 4,620 53,140
H & M Hennes & Mauritz
AB, Class B(b) 7,820 121,303
Hornbach Holding AG &
Co. KGaA 2,176 178,482
Hour Glass Ltd. (The) 74,800 88,355
IDOM, Inc.(b) 3,400 26,077
Industria de Diseno Textil
SA 14,280 693,194
JB Hi-Fi Ltd.(b) 1,722 78,319
JD Sports Fashion plc 52,515 88,768
Joyful Honda Co. Ltd. 2,000 28,965
Kingfisher plc 34,783 123,443
Kohnan Shoji Co. Ltd.(b) 8,300 223,415
Komeri Co. Ltd. 10,200 250,831
K's Holdings Corp. 3,800 40,952
Leon's Furniture Ltd. 6,120 121,386
Lovisa Holdings Ltd.(b) 1,530 34,908
Luk Fook Holdings
International Ltd.(b) 102,672 201,874
Nextage Co. Ltd.(b) 3,800 51,320
Nishimatsuya Chain Co.
Ltd.(b) 3,800 57,634
Nitori Holdings Co. Ltd. 1,100 130,609
Nojima Corp. 20,400 224,392
PAL GROUP Holdings
Co. Ltd. 13,600 183,491
Pet Valu Holdings Ltd. 1,716 33,899
Pets at Home Group plc 23,584 92,937
Premier Investments Ltd.
(b) 1,517 32,829
Sanrio Co. Ltd.(b) 2,600 55,574
Shimamura Co. Ltd. 1,000 48,810
Super Retail Group Ltd. 5,324 55,521
USS Co. Ltd. 3,600 32,445
Investments Shares Value
Specialty Retail
(continued)
Watches of Switzerland
Group plc*(c) 75,412 $ 394,038
WH Smith plc 7,548 127,974
Yamada Holdings Co. Ltd. 27,200 82,526
Yellow Hat Ltd.(b) 10,400 182,135
Zalando SE*(a) 3,444 88,361
ZOZO, Inc.(b) 2,800 81,622
7,083,680
Technology Hardware, Storage & Peripherals -
0 .4%
Brother Industries Ltd. 4,000 82,759
Canon, Inc.(b) 13,600 428,627
Eizo Corp. 1,500 48,651
Elecom Co. Ltd. 1,600 17,535
FUJIFILM Holdings Corp. 16,800 399,734
Konica Minolta, Inc. 14,200 41,970
Logitech International SA
(Registered) 2,176 195,735
MCJ Co. Ltd.(b) 20,400 185,615
Ricoh Co. Ltd. 11,800 110,698
Riso Kagaku Corp. 1,700 38,359
Seiko Epson Corp. 6,800 118,885
Toshiba TEC Corp. 1,100 24,784
Wacom Co. Ltd. 7,600 36,773
1,730,125
Textiles, Apparel & Luxury Goods -
1 .6%
adidas AG 2,040 510,591
Asics Corp. 9,600 157,916
Brunello Cucinelli SpA 660 61,670
Burberry Group plc 7,548 75,136
Cie Financiere Richemont
SA (Registered) 7,208 1,097,270
Coats Group plc 93,931 107,981
Crystal International
Group Ltd.(a) 209,500 91,717
Delta Galil Ltd. 272 12,149
Descente Ltd. 1,200 31,783
Dr. Martens plc(b) 33,087 30,174
Gildan Activewear, Inc. 2,703 110,002
Goldwin, Inc.(b) 1,000 61,917
Hermes International SCA 476 1,042,006
HUGO BOSS AG 1,232 48,993
Kering SA 850 261,679
LPP SA 24 91,865
LVMH Moet Hennessy
Louis Vuitton SE 3,502 2,474,553
Moncler SpA 2,550 151,985
New Wave Group AB,
Class B 3,468 36,694
Pandora A/S 1,020 159,895
Puma SE 1,558 77,383
Samsonite International
SA(a)(b) 24,600 71,010

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods
(continued)
Stella International
Holdings Ltd. 153,000 $ 255,000
Swatch Group AG (The)
(b) 578 118,752
Wacoal Holdings Corp. 4,100 119,408
Yue Yuen Industrial
Holdings Ltd. 255,000 416,513
7,674,042
Tobacco -
0 .5%
British American Tobacco
plc 37,060 1,306,667
Imperial Brands plc 17,068 470,029
Japan Tobacco, Inc. 13,600 400,787
Scandinavian Tobacco
Group A/S(a)(b) 15,198 222,596
2,400,079
Trading Companies & Distributors -
2 .5%
AddTech AB, Class B 2,432 78,286
Ashtead Group plc 5,746 413,453
Azelis Group NV 1,148 21,739
Beijer Ref AB, Class B(b) 3,876 61,480
Bossard Holding AG
(Registered), Class A 38 9,648
Brenntag SE 1,943 138,388
Bufab AB 968 40,318
Bunzl plc 4,624 193,502
Chori Co. Ltd. 4,100 103,413
Diploma plc 1,979 113,065
DKSH Holding AG(b) 660 51,585
Finning International, Inc.
(b) 2,562 73,386
Grafton Group plc 10,166 141,023
Hanwa Co. Ltd. 13,000 503,722
Howden Joinery Group
plc 9,786 118,217
IMCD NV 816 117,438
Inaba Denki Sangyo Co.
Ltd. 4,100 107,909
Inabata & Co. Ltd.(b) 17,000 381,331
ITOCHU Corp.(b) 26,100 1,350,102
Kanamoto Co. Ltd. 10,200 191,242
Kanematsu Corp. 27,200 462,975
Marubeni Corp. 30,600 581,758
Mitani Corp. 13,600 149,685
Mitsubishi Corp. 77,600 1,621,523
Mitsui & Co. Ltd. 57,600 1,351,376
MonotaRO Co. Ltd.(b) 5,600 78,719
Nagase & Co. Ltd. 2,200 48,515
Nishio Holdings Co. Ltd. 7,100 193,473
OEM International AB,
Class B(b) 7,174 82,734
Investments Shares Value
Trading Companies & Distributors
(continued)
Reece Ltd. 3,403 $ 61,421
Rexel SA 3,850 97,986
Richelieu Hardware Ltd.
(b) 3,062 90,389
RS GROUP plc 2,788 29,293
Russel Metals, Inc.(b) 18,734 544,343
Seven Group Holdings
Ltd.(b) 3,423 87,576
Sojitz Corp. 3,899 93,316
Sumitomo Corp. 22,600 567,478
Theme International
Holdings Ltd.(b) 1,480,000 85,254
Toromont Industries Ltd. 1,102 102,426
Totech Corp. 10,200 174,158
Toyota Tsusho Corp. 12,900 260,041
Travis Perkins plc 65,110 801,181
Trusco Nakayama Corp. 1,800 29,250
Yamazen Corp.(b) 20,400 211,376
Yellow Cake plc*(a) 7,602 54,339
Yuasa Trading Co. Ltd. 6,800 254,446
12,324,278
Transportation Infrastructure -
0 .4%
Aena SME SA(a) 850 161,054
Aeroports de Paris SA 850 111,754
Atlas Arteria Ltd. 25,772 88,184
Auckland International
Airport Ltd. 19,809 88,006
Dalrymple Bay
Infrastructure Ltd. 15,200 30,174
Enav SpA(a) 12,657 54,154
Flughafen Zurich AG
(Registered) 320 73,943
Fraport AG Frankfurt
Airport Services
Worldwide* 890 45,245
Getlink SE 5,712 101,831
Hamburger Hafen und
Logistik AG 9,009 151,104
Hutchison Port Holdings
Trust 1,570,800 191,638
Kamigumi Co. Ltd.(b) 3,100 70,876
Mitsubishi Logistics Corp. 1,700 59,872
Port of Tauranga Ltd. 5,225 17,131
Qube Holdings Ltd. 36,652 91,427
SATS Ltd. 8,200 20,108
Sumitomo Warehouse Co.
Ltd. (The) 4,100 77,198
Transurban Group 36,550 310,512
Westshore Terminals
Investment Corp. 1,647 27,600
 1,771,811

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
Water Utilities -
0 .1%
Pennon Group plc 13,600 $ 108,305
Severn Trent plc 3,196 105,542
United Utilities Group plc 8,670 115,037
328,884
Wireless Telecommunication Services -
0 .6%
1&1 AG 11,628 187,230
Airtel Africa plc(a)(b) 34,804 51,052
Cellcom Israel Ltd.* 4,930 18,678
Freenet AG 2,356 65,214
KDDI Corp. 20,400 612,841
Millicom International
Cellular SA, SDR* 1,482 36,865
Partner Communications
Co. Ltd.* 10,619 44,043
Rogers Communications,
Inc., Class B 8,296 320,622
SoftBank Corp. 37,400 488,442
SoftBank Group Corp. 13,600 828,148
StarHub Ltd. 61,500 58,392
Tele2 AB, Class B 8,052 82,792
Vodafone Group plc 349,350 325,055
3,119,374
Total Common Stocks
(Cost $378,114,695) 489,210,045
Investments Shares Value
CLOSED END FUNDS -
0 .0% (d)
Independent Power and Renewable Electricity Producers
-
0 .0% (d)
Renewables Infrastructure
Group Ltd. (The) (Cost
$28,710) 20,740 27,758
Number of
Warrants
WARRANTS - 0 .0%
Construction & Engineering - 0.0%
Webuild SpA, expiring
8/2/2030*‡(b) 10,785 —
Software - 0.0%
Constellation Software,
Inc., expiring 3/31/2040*‡ 280 —
Total Warrants
(Cost $–) —
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 2 .3% (f)
REPURCHASE AGREEMENTS - 2 .3%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $4,067,368,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $4,164,294 $ 4,066,765 $ 4,066,765
MetLife, Inc.
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $4,000,593,
collateralized by
various U.S. Treasury
Securities, 0.00%,
5/15/2046; total market
value $4,123,535 4,000,000 4,000,000
National Bank of Canada Financial Inc.
5.47%, dated
7/31/2024, due
8/1/2024, repurchase
price $2,000,304,
collateralized by
various Common
Stocks, U.S. Treasury
Securities, 0.63%,
1/15/2026; total market
value $2,199,160 2,000,000 2,000,000
Societe Generale
5.45%, dated
7/31/2024, due
8/1/2024, repurchase
price $1,000,151,
collateralized by
various Common
Stocks; total market
value $1,121,910 1,000,000 1,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
5.42%, dated
7/31/2024, due
8/1/2024, repurchase
price $125,019,
collateralized by
various Common
Stocks; total market
value $139,518 $ 125,000 $ 125,000
11,191,765
Total Securities Lending Reinvestments
(Cost $11,191,765) 11,191,765
Total Investments - 101.1%
(Cost $389,335,170) 500,429,568
Liabilities in excess of other assets - (1.1%) (5,557,432)
NET ASSETS - 100.0% $494,872,136
*
Non-income producing security.
‡
Security is valued using significant unobservable
inputs and is classified as Level 3 in the fair value
hierarchy.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933.
Regulation S applies to securities offerings that are
made outside of the United States and do not involve
direct selling efforts in the United States and as such
may have restrictions on resale.
(b)
The security or a portion of this security is on loan at
July 31, 2024. The total value of securities on loan at
July 31, 2024 was $53,311,896, collateralized in the
form of cash with a value of $11,191,765 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $30,312,115 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.00%, and maturity dates
ranging from August 8, 2024 – November 15, 2053
and $15,260,123 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.75%, and maturity dates
ranging from August 15, 2024 – June 30, 2120; a
total value of $56,764,003.
(c)
Security exempt from registration pursuant to Rule
144A under the Securities Act of 1933, as amended.
These securities may be resold in transactions
exempt from registration to qualified institutional
investors. At July 31, 2024, the value of these
securities amounted to approximately $434,925 or
0.09% of net assets.
(d)
Represents less than 0.05% of net assets.
(e)
Amount less than one dollar.
(f)
The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total
value of securities purchased was $11,191,765.
Percentages shown are based on Net Assets.
Abbreviations
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
OYJ Public Limited Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
SCA Limited partnership with share capital
SDR Swedish Depositary Receipt
Futures Contracts
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
EURO STOXX 50 Index 29 09/20/2024 EUR $ 1,537,037 $ (9,797)
FTSE 100 Index 16 09/20/2024 GBP 1,717,567 26,358
Nikkei 225 Index 10 09/12/2024 JPY 1,303,170 (6,857)
S&P/TSX 60 Index 6 09/19/2024 CAD 1,203,344 63,900
SPI 200 Index 4 09/19/2024 AUD 526,383 23,313
$ 96,917

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
GBP 323,203 Morgan Stanley USD 413,052 09/18/2024 $ 2,268
JPY 6,928,298 Citibank NA USD 44,840 09/18/2024 1,539
JPY 109,000,000 Morgan Stanley USD 691,899 09/18/2024 37,753
USD 329,071 JPMorgan Chase Bank NA CAD 450,000 09/18/2024 2,869
Total unrealized appreciation $ 44,429
CAD 203,792 Citibank NA USD 148,755 09/18/2024 $ (1,028)
USD 271,338 JPMorgan Chase Bank NA CHF 240,000 09/18/2024 (2,903)
USD 482,647 JPMorgan Chase Bank NA EUR 450,000 09/18/2024 (5,400)
Total unrealized depreciation $ (9,331)
Net unrealized appreciation $ 35,098
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 6 .0%
Austria 0 .4
Belgium 1 .2
Bermuda 0 .1
Canada 10 .4
Chile 0 .1
Colombia 0 .0
†
Cyprus 0 .1
Denmark 2 .6
Egypt 0 .1
Faeroe Islands 0 .0
†
Finland 0 .7
France 7 .4
Gabon 0 .0
†
Georgia 0 .3
Germany 6 .1
Greece 0 .0
†
Guernsey 0 .0
†
Hong Kong 1 .9
India 0 .0
†
Indonesia 0 .1
Ireland 0 .4
Israel 1 .3
Italy 2 .8
Japan 24 .6
Jersey 0 .0
†
Jordan 0 .0
†
Kyrgyzstan 0 .0
†
Liechtenstein 0 .0
†
Luxembourg 0 .2
Macao 0 .1
Malta 0 .0
†

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Monaco 0 .1%
Mongolia 0 .0
†
Netherlands 2 .8
New Zealand 0 .4
Norway 1 .2
Peru 0 .1
Poland 0 .6
Portugal 0 .2
Singapore 1 .3
South Africa 0 .1
Spain 2 .0
Sweden 3 .3
Switzerland 5 .9
Taiwan 0 .0
†
United Arab Emirates 0 .0
†
United Kingdom 12 .9
United States 1 .0
Zambia 0 .0
†
Other
1
1 .2
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .8%
Closed End Funds 0 .0
†
Warrants –
Securities Lending Reinvestments 2 .3
Others
(1)
( 1 .1 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .7%
Aerospace & Defense -
0 .4%
AECC Aviation Power Co.
Ltd., Class A 4,700 $ 25,857
Aselsan Elektronik Sanayi
ve Ticaret A/S 26,450 49,928
AviChina Industry &
Technology Co. Ltd.,
Class H 52,000 25,428
Bharat Dynamics Ltd.(a) 1,410 24,588
Bharat Electronics Ltd. 70,300 265,361
Colt CZ Group SE 144 4,075
Data Patterns India Ltd. 588 22,391
EHang Holdings Ltd.,
ADR*(b) 1,440 18,374
Embraer SA* 15,000 116,253
Hanwha Aerospace Co.
Ltd. 650 135,972
Hanwha Systems Co. Ltd. 689 9,459
Hindustan Aeronautics
Ltd.(a) 3,750 220,482
Korea Aerospace
Industries Ltd. 1,200 49,682
Kuang-Chi Technologies
Co. Ltd., Class A* 10,200 25,405
LIG Nex1 Co. Ltd. 250 36,318
Mazagon Dock
Shipbuilders Ltd. 528 33,066
United Aircraft Corp.
PAO*‡ 25,155,036 —
1,062,639
Air Freight & Logistics -
0 .4%
Abu Dhabi Aviation Co. 45,700 79,132
Agility Public
Warehousing Co. KSC 58,250 52,235
Allcargo Logistics Ltd.* 10,100 7,867
Aramex PJSC* 32,940 22,331
Blue Dart Express Ltd. 96 9,374
CJ Logistics Corp. 245 17,529
Delhivery Ltd.* 11,250 54,282
Hyundai Glovis Co. Ltd. 1,000 88,251
J&T Global Express Ltd.* 100,000 78,725
JD Logistics, Inc.*(a) 61,400 63,271
Kerry TJ Logistics Co. Ltd. 76,700 95,437
SAL Saudi Logistics
Services 422 35,318
SCGJWD Logistics PCL,
NVDR 149,300 53,194
SF Holding Co. Ltd.,
Class A 5,200 25,219
Sinotrans Ltd., Class A 4,700 3,187
Sinotrans Ltd., Class H 47,000 21,839
Investments Shares Value
Air Freight & Logistics
(continued)
T3EX Global Holdings
Corp. 40,900 $ 115,471
TVS Supply Chain
Solutions Ltd.* 6,816 15,894
YTO Express Group Co.
Ltd., Class A 4,700 9,326
Yunda Holding Co. Ltd.,
Class A 5,800 5,923
ZTO Express Cayman,
Inc. 7,500 143,241
997,046
Automobile Components -
1 .3%
Actron Technology Corp. 2,688 14,393
Apollo Tyres Ltd. 4,465 29,634
Asahi India Glass Ltd. 4,900 38,999
Balkrishna Industries Ltd. 1,815 72,040
Bharat Forge Ltd. 5,350 110,765
Bosch Ltd. 147 61,411
CALB Group Co. Ltd.*(a) 10,000 17,281
Ceat Ltd.* 799 25,659
Cheng Shin Rubber
Industry Co. Ltd. 50,000 73,395
CIE Automotive India Ltd. 1,715 12,052
Cub Elecparts, Inc. 3,269 11,288
Depo Auto Parts Ind Co.
Ltd. 4,200 34,116
DN Automotive Corp. 1,200 79,753
Endurance Technologies
Ltd.(a) 350 10,872
Eurocharm Holdings Co.
Ltd. 6,552 41,760
Exide Industries Ltd. 8,526 53,287
Fras-Le SA* 30,000 101,154
Fuyao Glass Industry
Group Co. Ltd., Class
A 4,800 29,894
Fuyao Glass Industry
Group Co. Ltd., Class
H(a) 14,000 73,118
Hankook & Co. Co Ltd. 907 10,370
Hankook Tire &
Technology Co. Ltd. 2,100 68,106
Hanon Systems 2,756 8,888
HL Mando Co. Ltd. 1,045 29,602
Hota Industrial
Manufacturing Co. Ltd. 12,134 24,770
Hu Lane Associate, Inc. 2,544 12,422
Huayu Automotive
Systems Co. Ltd.,
Class A 9,400 20,277
Hyundai Mobis Co. Ltd. 1,800 288,288
Hyundai Wia Corp. 583 22,274

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
Iljin Hysolus Co. Ltd.* 383 $ 5,953
JBM Auto Ltd. 784 19,169
JK Tyre & Industries Ltd. 38,600 205,035
Kordsa Teknik Tekstil A/S* 5,328 15,762
Kumho Tire Co., Inc.* 5,635 20,915
Mahle Metal Leve SA 15,000 89,558
Minda Corp. Ltd. 3,724 21,940
Minth Group Ltd.* 12,000 16,836
Motherson Sumi Wiring
India Ltd. 30,126 26,575
MRF Ltd. 50 84,946
Myoung Shin Industrial
Co. Ltd. 8,700 82,656
Nan Kang Rubber Tire
Co. Ltd.* 14,000 22,489
Nexen Tire Corp. 9,850 55,519
Nexteer Automotive
Group Ltd. 300,000 130,184
Ningbo Tuopu Group Co.
Ltd., Class A 2,465 12,487
Samvardhana Motherson
International Ltd. 58,300 136,871
Sebang Global Battery
Co. Ltd. 1,750 117,069
SL Corp. 550 14,801
SNT Motiv Co. Ltd. 2,350 73,483
Sona Blw Precision
Forgings Ltd.(a) 7,500 60,844
Sri Trang Agro-Industry
PCL, NVDR 250,000 138,869
Sundram Fasteners Ltd. 1,504 25,178
Sungwoo Hitech Co. Ltd. 14,550 79,686
Tianneng Power
International Ltd.(b) 210,000 141,936
Tong Yang Industry Co.
Ltd. 9,072 25,612
Tube Investments of India
Ltd. 2,450 121,099
TVS Holdings Ltd. 150 24,706
TYC Brother Industrial
Co. Ltd. 59,800 119,345
UNO Minda Ltd. 4,931 61,307
Weifu High-Technology
Group Co. Ltd., Class
A 4,700 11,036
ZF Commercial Vehicle
Control Systems India
Ltd. 96 18,153
3,355,887
Automobiles -
2 .2%
BAIC BluePark New
Energy Technology Co.
Ltd., Class A* 5,000 6,635
Investments Shares Value
Automobiles
(continued)
Bajaj Auto Ltd. 1,300 $ 150,050
Brilliance China
Automotive Holdings
Ltd. 102,000 49,877
BYD Co. Ltd., Class A 3,100 105,971
BYD Co. Ltd., Class H 20,500 598,310
China Motor Corp. 7,000 20,806
Chongqing Changan
Automobile Co. Ltd.,
Class A 17,108 34,538
Chongqing Changan
Automobile Co. Ltd.,
Class B 4,890 2,416
Dongfeng Motor Group
Co. Ltd., Class H*(b) 700,000 205,197
DRB-Hicom Bhd. 280,000 81,663
Eicher Motors Ltd. 3,100 183,741
Ford Otomotiv Sanayi A/S 1,844 55,358
Geely Automobile
Holdings Ltd. 150,000 152,842
Great Wall Motor Co. Ltd.,
Class A 4,700 15,361
Great Wall Motor Co. Ltd.,
Class H 50,000 68,356
Guangzhou Automobile
Group Co. Ltd., Class
A 13,500 15,392
Guangzhou Automobile
Group Co. Ltd., Class
H(b) 104,000 38,341
Hero MotoCorp Ltd. 2,600 170,431
Hyundai Motor Co. 4,100 741,529
Hyundai Motor Co. (2nd
Preference) 950 114,959
Hyundai Motor Co. (3rd
Preference) 104 12,283
Hyundai Motor Co.
(Preference) 663 79,844
Kia Corp. 7,000 569,965
Li Auto, Inc., Class A* 20,000 196,365
Lotus Technology, Inc.*(b) 4,661 26,335
Mahindra & Mahindra Ltd. 19,250 668,530
Maruti Suzuki India Ltd. 2,600 407,280
NIO, Inc., Class A*(b) 23,500 106,640
Oriental Holdings Bhd. 8,500 12,765
SAIC Motor Corp. Ltd.,
Class A* 25,000 50,781
Sanyang Motor Co. Ltd. 21,700 50,504
Seres Group Co. Ltd.,
Class A* 2,200 24,240
Tata Motors Ltd. 35,650 492,478
Tata Motors Ltd., Class A 8,572 81,186
Tofas Turk Otomobil
Fabrikasi A/S 3,233 27,340
TVS Motor Co. Ltd. 4,650 140,563
XPeng, Inc., Class A* 20,000 82,821

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobiles
(continued)
Yadea Group Holdings
Ltd.(a)(b) 12,000 $ 16,160
Yulon Motor Co. Ltd. 18,120 33,627
Zhejiang Leapmotor
Technology Co.
Ltd.*(a)(b) 15,200 48,643
5,940,123
Banks -
14 .7%
Absa Group Ltd. 24,350 213,901
Abu Dhabi Commercial
Bank PJSC 81,150 196,413
Abu Dhabi Islamic Bank
PJSC 42,500 141,860
AFFIN Bank Bhd. 7,157 4,751
Agricultural Bank of China
Ltd., Class H 800,000 358,423
Ajman Bank PJSC* 39,120 19,917
Akbank TAS, ADR 39,763 148,117
Al Ahli Bank of Kuwait
KSCP 13,327 13,347
Al Rajhi Bank 38,680 882,488
Alinma Bank 23,211 200,441
Alliance Bank Malaysia
Bhd. 27,600 24,750
Alpha Services and
Holdings SA 64,300 118,493
AMMB Holdings Bhd. 55,000 53,988
AU Small Finance Bank
Ltd.(a) 5,304 40,926
Axis Bank Ltd. 44,750 623,238
Banco BBVA Peru SA 126,099 45,785
Banco Bradesco SA 46,500 92,379
Banco Bradesco SA
(Preference) 150,000 329,839
Banco de Bogota SA 3,242 19,984
Banco de Chile 1,218,300 144,685
Banco de Credito e
Inversiones SA 2,900 84,534
Banco del Bajio SA(a) 20,000 59,601
Banco do Brasil SA 50,000 234,841
Banco do Estado do Rio
Grande do Sul SA
(Preference), Class B 65,000 131,547
Banco Itau Chile SA 768 8,544
Banco Pan SA
(Preference)* 105,000 161,231
Banco Santander Brasil
SA 10,000 50,683
Banco Santander Chile 1,896,500 94,138
Bancolombia SA 7,750 69,729
Bancolombia SA
(Preference) 14,027 117,151
Bandhan Bank Ltd.(a) 11,877 30,935
Investments Shares Value
Banks
(continued)
Bangkok Bank PCL,
NVDR 20,000 $ 76,869
Bank Aladin Syariah Tbk.
PT* 279,300 15,631
Bank AlBilad 10,667 104,626
Bank Al-Jazira* 7,582 34,759
Bank Central Asia Tbk. PT 1,090,000 688,792
Bank Islam Malaysia Bhd. 44,100 23,900
Bank Jago Tbk. PT* 144,000 23,911
Bank Mandiri Persero
Tbk. PT 1,027,880 404,578
Bank Negara Indonesia
Persero Tbk. PT 440,000 134,490
Bank OCBC Nisp Tbk. PT 1,115,000 88,802
Bank of Baroda 32,344 97,984
Bank of Beijing Co. Ltd.,
Class A 71,400 52,658
Bank of Changsha Co.
Ltd., Class A 9,400 9,794
Bank of Chengdu Co.
Ltd., Class A 10,600 21,414
Bank of China Ltd., Class
H 2,300,000 1,024,578
Bank of Chongqing Co.
Ltd., Class A 14,700 14,808
Bank of Communications
Co. Ltd., Class A 104,100 106,015
Bank of Communications
Co. Ltd., Class H 206,000 149,780
Bank of Hangzhou Co.
Ltd., Class A 18,800 35,014
Bank of India 21,338 32,060
Bank of Jiangsu Co. Ltd.,
Class A 41,780 44,456
Bank of Nanjing Co. Ltd.,
Class A 31,200 43,560
Bank of Ningbo Co. Ltd.,
Class A 16,650 49,510
Bank of Qingdao Co. Ltd.,
Class H(a) 23,500 7,039
Bank of Shanghai Co.
Ltd., Class A 45,000 45,392
Bank of the Philippine
Islands 62,000 128,831
Bank of Xi'an Co. Ltd.,
Class A* 4,900 2,251
Bank of Zhengzhou Co.
Ltd., Class A* 19,239 4,818
Bank Pan Indonesia Tbk.
PT* 1,190,000 88,921
Bank Rakyat Indonesia
Persero Tbk. PT 1,270,000 364,754
Bank Tabungan Negara
Persero Tbk. PT 1,825,024 147,596
Banque Saudi Fransi 17,150 169,128
BDO Unibank, Inc. 61,500 144,333
BNK Financial Group, Inc. 8,550 59,122

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
BOC Hong Kong Holdings
Ltd. 108,500 $ 315,972
Boubyan Bank KSCP 22,843 44,258
Burgan Bank SAK 33,079 20,678
Canara Bank 49,685 68,069
Capitec Bank Holdings
Ltd. 2,050 319,593
Chang Hwa Commercial
Bank Ltd. 119,791 68,332
China Banking Corp. 44,100 30,218
China Bohai Bank Co.
Ltd., Class H*(a)(b) 875,000 105,287
China CITIC Bank Corp.
Ltd., Class A 70,000 60,730
China CITIC Bank Corp.
Ltd., Class H 250,000 149,770
China Construction Bank
Corp., Class A 28,200 29,031
China Construction Bank
Corp., Class H 2,801,000 1,961,274
China Everbright Bank
Co. Ltd., Class A 120,000 52,470
China Everbright Bank
Co. Ltd., Class H 53,000 16,011
China Merchants Bank
Co. Ltd., Class A 45,000 203,797
China Merchants Bank
Co. Ltd., Class H 105,500 438,908
China Minsheng Banking
Corp. Ltd., Class A 85,000 41,753
China Minsheng Banking
Corp. Ltd., Class H 175,000 62,052
China Zheshang Bank
Co. Ltd., Class A 61,100 23,841
China Zheshang Bank
Co. Ltd., Class H(b) 107,900 29,282
Chongqing Rural
Commercial Bank Co.
Ltd., Class A 18,800 13,449
Chongqing Rural
Commercial Bank Co.
Ltd., Class H 47,000 24,366
CIMB Group Holdings
Bhd. 235,140 380,257
City Union Bank Ltd. 19,584 40,294
CNPC Capital Co. Ltd.,
Class A 28,800 22,236
Commercial Bank of
Dubai PSC 30,350 53,379
Commercial Bank of
Kuwait KPSC 38,200 64,636
Commercial Bank PSQC
(The) 93,150 106,914
Commercial International
Bank - Egypt (CIB) 60,593 103,843
Investments Shares Value
Banks
(continued)
Commercial International
Bank - Egypt (CIB)
(Registered), GDR(a) 400 $ 659
Credicorp Ltd. 1,900 324,216
Credit Bank of Moscow
PJSC*‡ 229,590 —
CTBC Financial Holding
Co. Ltd. 581,600 628,135
DGB Financial Group, Inc. 5,243 31,037
Doha Bank QPSC 776,400 316,232
Dubai Islamic Bank PJSC 86,150 137,211
Dukhan Bank 42,700 43,931
E.Sun Financial Holding
Co. Ltd. 312,028 252,034
Emirates NBD Bank PJSC 68,850 358,028
Equitas Small Finance
Bank Ltd.*(a) 23,177 22,358
Eurobank Ergasias
Services and Holdings
SA 68,150 156,192
Faisal Islamic Bank of
Egypt 128,400 128,143
Far Eastern International
Bank* 107,625 50,424
Federal Bank Ltd. 52,400 126,036
First Abu Dhabi Bank
PJSC 127,550 452,832
First Financial Holding
Co. Ltd. 228,650 204,164
Grupo Aval Acciones
y Valores SA
(Preference) 116,179 12,165
Grupo Bolivar SA 15,200 215,324
Grupo Elektra SAB de CV 1,000 50,721
Grupo Financiero Banorte
SAB de CV, Class O 83,600 626,467
Grupo Financiero Inbursa
SAB de CV, Class O* 68,850 167,667
Grupo Security SA 626,150 176,264
Gulf Bank KSCP 48,400 49,263
Haci Omer Sabanci
Holding A/S 41,400 124,224
Hana Financial Group,
Inc. 8,500 399,455
HDFC Bank Ltd. 110,950 2,141,050
Hong Leong Bank Bhd. 20,000 83,926
Hong Leong Financial
Group Bhd. 4,900 18,344
Hua Nan Financial
Holdings Co. Ltd. 203,450 171,760
Huaxia Bank Co. Ltd.,
Class A 47,000 40,841
ICICI Bank Ltd. 101,750 1,476,387
IDFC First Bank Ltd.* 71,150 64,574
Indian Bank 7,733 56,227
IndusInd Bank Ltd. 11,400 194,401

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Industrial & Commercial
Bank of China Ltd.,
Class H 2,100,000 $ 1,166,667
Industrial Bank Co. Ltd.,
Class A 55,000 127,472
Industrial Bank of Korea 7,600 77,283
Intercorp Financial
Services, Inc.(a) 1,040 23,410
Itau Unibanco Holding SA
(Preference) 140,000 839,096
Itausa SA 31,693 57,076
Itausa SA (Preference) 154,365 277,722
Jammu & Kashmir Bank
Ltd. (The) 147,750 193,333
JB Financial Group Co.
Ltd. 3,370 35,346
Jiangsu Changshu Rural
Commercial Bank Co.
Ltd., Class A 7,370 7,393
KakaoBank Corp. 6,950 108,030
Karnataka Bank Ltd. (The) 60,850 172,727
Karur Vysya Bank Ltd.
(The) 195,250 538,164
Kasikornbank PCL, NVDR 34,600 127,645
KB Financial Group, Inc. 10,800 689,537
Kiatnakin Phatra Bank
PCL, NVDR 9,800 10,585
King's Town Bank Co. Ltd. 29,450 52,682
Komercni Banka A/S 2,200 75,911
Kotak Mahindra Bank Ltd. 21,450 463,156
Krung Thai Bank PCL,
NVDR 114,600 58,192
Kuwait Finance House
KSCP 238,750 575,875
Kuwait International Bank
KSCP 39,646 24,264
Kuwait Projects Co.
Holding KSCP* 56,513 19,605
Malayan Banking Bhd. 185,000 411,514
Masraf Al Rayan QSC 134,250 85,911
MBSB Bhd. 14,100 2,501
Mega Financial Holding
Co. Ltd. 227,150 298,536
Metropolitan Bank & Trust
Co. 45,000 52,959
Moneta Money Bank
A/S(a) 10,000 45,723
National Bank of Greece
SA 21,950 192,629
National Bank of Kuwait
SAKP 164,550 487,376
Nedbank Group Ltd. 13,050 199,474
O-Bank Co. Ltd. 47,000 14,585
Optima bank SA(b) 19,850 262,911
OTP Bank Nyrt. 6,250 319,986
Investments Shares Value
Banks
(continued)
Ping An Bank Co. Ltd.,
Class A 48,000 $ 68,210
Piraeus Financial
Holdings SA 16,306 68,814
Postal Savings Bank of
China Co. Ltd., Class A 70,000 46,783
Postal Savings Bank of
China Co. Ltd., Class
H(a)(b) 250,000 133,769
Public Bank Bhd. 420,000 384,851
Punjab National Bank 43,700 64,692
Qatar International Islamic
Bank QSC 25,000 71,615
Qatar Islamic Bank QPSC 50,100 271,071
Qatar National Bank
QPSC 128,100 537,943
Qingdao Rural
Commercial Bank
Corp., Class A 18,800 6,842
RBL Bank Ltd.(a) 147,100 413,214
Regional SAB de CV 5,100 37,016
RHB Bank Bhd. 107,151 133,166
Riyad Bank 43,031 314,827
Saudi Awwal Bank 28,455 298,437
Saudi Investment Bank
(The) 17,937 61,098
Saudi National Bank (The) 84,271 853,514
Sberbank of Russia
PJSC‡ 369,050 —
Sberbank of Russia PJSC
(Preference)‡ 39,708 —
SCB X PCL, NVDR 24,600 71,084
Security Bank Corp. 98,000 108,114
Shanghai Commercial
& Savings Bank Ltd.
(The) 146,500 185,855
Shanghai Pudong
Development Bank Co.
Ltd., Class A 75,000 87,173
Shanghai Rural
Commercial Bank Co.
Ltd., Class A 38,400 35,387
Sharjah Islamic Bank 424,900 255,657
Shinhan Financial Group
Co. Ltd. 13,600 590,725
SinoPac Financial
Holdings Co. Ltd. 350,000 283,237
South Indian Bank Ltd.
(The) 422,800 135,128
Standard Bank Group Ltd. 37,986 463,109
State Bank of India 51,450 536,076
Taichung Commercial
Bank Co. Ltd. 57,181 30,965
Taishin Financial Holding
Co. Ltd.* 335,568 207,242
Taiwan Business Bank 207,656 118,453

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Taiwan Cooperative
Financial Holding Co.
Ltd. 230,134 $ 187,986
Tamilnad Mercantile Bank
Ltd. 25,350 140,058
Thanachart Capital PCL,
NVDR 19,300 25,448
Tisco Financial Group
PCL, NVDR 9,300 24,134
TMBThanachart Bank
PCL, NVDR 1,315,100 62,351
Turkiye Garanti Bankasi
A/S 13,849 51,782
Turkiye Is Bankasi A/S,
Class C 252,250 114,277
Turkiye Vakiflar Bankasi
TAO, Class D* 32,550 20,015
Ujjivan Small Finance
Bank Ltd.(a) 17,904 9,588
Union Bank of India Ltd. 45,500 73,253
Union Bank of Taiwan 56,175 25,550
Union Bank of the
Philippines 27,432 16,941
VTB Bank PJSC‡ 27,302 —
Warba Bank KSCP* 14,564 8,627
Woori Financial Group,
Inc. 17,800 203,502
Yapi ve Kredi Bankasi A/S 81,063 73,938
Yes Bank Ltd.* 409,800 129,750
39,444,768
Beverages -
1 .1%
Ambev SA 80,000 163,885
Anadolu Efes Biracilik
ve Malt Sanayii A/S,
Class B 5,350 43,142
Anhui Gujing Distillery Co.
Ltd., Class A 600 15,625
Anhui Gujing Distillery Co.
Ltd., Class B 1,100 14,672
Arca Continental SAB
de CV 10,000 98,409
Becle SAB de CV(b) 4,700 7,740
Beijing Shunxin
Agriculture Co. Ltd.,
Class A* 6,800 16,155
Beijing Yanjing Brewery
Co. Ltd., Class A 15,600 20,355
Carabao Group PCL,
NVDR 4,600 8,517
Carlsberg Brewery
Malaysia Bhd. 4,900 19,986
China Foods Ltd.(b) 200,000 69,636
Investments Shares Value
Beverages
(continued)
China Resources Beer
Holdings Co. Ltd. 26,607 $ 83,104
Chongqing Brewery Co.
Ltd., Class A 2,400 20,576
Cia Cervecerias Unidas
SA 2,156 11,868
Coca-Cola Femsa SAB
de CV 10,000 90,744
Coca-Cola Icecek A/S 1,836 46,911
Eastroc Beverage Group
Co. Ltd., Class A 600 19,384
Embotelladora Andina SA
(Preference), Class B 12,864 40,981
Emperador, Inc. 67,600 21,516
Fomento Economico
Mexicano SAB de CV 42,600 470,440
Fraser & Neave Holdings
Bhd. 4,900 32,891
Guangzhou Zhujiang
Brewery Co. Ltd.,
Class A 17,800 20,295
Hebei Hengshui
Laobaigan Liquor Co.
Ltd., Class A 2,300 5,617
Heineken Malaysia Bhd. 5,100 25,553
Hite Jinro Co. Ltd. 432 6,527
Jiangsu Yanghe Distillery
Co. Ltd., Class A 3,500 39,615
JiuGui Liquor Co. Ltd.,
Class A 500 2,830
Kweichow Moutai Co.
Ltd., Class A 1,800 353,990
Lotte Chilsung Beverage
Co. Ltd. 47 4,858
Luzhou Laojiao Co. Ltd.,
Class A 2,900 52,430
Nongfu Spring Co. Ltd.,
Class H(a)(b) 38,600 150,457
Osotspa PCL, NVDR 31,700 21,433
Radico Khaitan Ltd. 1,344 27,665
Shanghai Bairun
Investment Holding
Group Co. Ltd., Class
A 5,200 12,829
Shanxi Xinghuacun Fen
Wine Factory Co. Ltd.,
Class A 2,060 52,541
Tsingtao Brewery Co.
Ltd., Class H 10,000 63,940
United Breweries Ltd. 1,379 33,187
United Spirits Ltd. 5,700 96,213
Varun Beverages Ltd. 10,050 189,336
Vina Concha y Toro SA 158,950 198,677
Wuliangye Yibin Co. Ltd.,
Class A 5,700 100,055
Yantai Changyu Pioneer
Wine Co. Ltd., Class A 5,800 17,768

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
ZJLD Group, Inc.(a) 25,800 $ 23,680
2,816,033
Biotechnology -
0 .6%
3SBio, Inc.*(a) 52,000 40,804
ABLBio, Inc.* 1,585 32,926
Akeso, Inc.*(a)(b) 7,000 37,903
Alteogen, Inc.* 800 183,040
BeiGene Ltd.* 14,100 177,243
Biocon Ltd. 6,644 28,753
Bioneer Corp.* 392 8,997
Bloomage Biotechnology
Corp. Ltd., Class A* 2,647 22,705
CanSino Biologics, Inc.,
Class H*(a)(b) 800 1,933
Celltrion, Inc. 2,900 430,761
Ever Supreme Bio
Technology Co. Ltd. 2,728 16,059
Everest Medicines Ltd.*(a) 10,500 26,264
Green Cross Corp. 163 15,829
Green Cross Holdings
Corp. 10,000 110,550
Hugel, Inc.* 204 36,377
Innovent Biologics,
Inc.*(a)(b) 25,000 123,848
Medigen Vaccine
Biologics Corp.* 11,148 15,856
Medytox, Inc. 48 6,035
Naturecell Co. Ltd.* 1,833 14,526
PharmaEngine, Inc. 6,816 19,326
PharmaEssentia Corp.* 5,800 115,753
PharmaResearch Co. Ltd. 96 9,351
Remegen Co. Ltd., Class
A* 245 922
Seegene, Inc. 637 9,971
Shanghai Junshi
Biosciences Co. Ltd.,
Class A* 1,113 4,636
Shanghai Junshi
Biosciences Co. Ltd.,
Class H*(a) 10,000 15,719
Shanghai RAAS Blood
Products Co. Ltd.,
Class A 9,400 10,015
SK Bioscience Co. Ltd.* 468 18,866
TaiMed Biologics, Inc.* 5,600 14,072
Voronoi, Inc.* 384 21,337
Zai Lab Ltd.* 9,800 18,692
1,589,069
Broadline Retail -
3 .4%
Alibaba Group Holding
Ltd. 485,000 4,799,091
Investments Shares Value
Broadline Retail
(continued)
Central Retail Corp. PCL,
NVDR 54,475 $ 48,522
Easyhome New Retail
Group Co. Ltd., Class
A 14,400 5,121
El Puerto de Liverpool
SAB de CV, Class C1 5,200 36,499
Falabella SA* 21,962 72,521
Far Eastern Department
Stores Ltd. 21,120 19,629
Global Digital Niaga Tbk.
PT* 387,100 10,761
GoTo Gojek Tokopedia
Tbk. PT, Class A* 14,670,000 47,817
Hyundai Department
Store Co. Ltd. 4,400 150,209
Hyundai Home Shopping
Network Corp. 2,079 73,692
JD.com, Inc., Class A 72,500 965,182
Lotte Shopping Co. Ltd. 245 10,998
Magazine Luiza SA* 5,815 11,388
MINISO Group Holding
Ltd., ADR(b) 2,650 44,175
Mitra Adiperkasa Tbk. PT 171,500 15,294
momo.com, Inc. 1,716 21,822
Naspers Ltd., Class N 3,500 677,674
PDD Holdings, Inc.,
ADR*(b) 13,150 1,694,904
Poya International Co.
Ltd. 1,018 15,919
RattanIndia Enterprises
Ltd.* 116,550 110,831
Shinsegae, Inc. 306 33,739
Shoppers Stop Ltd.* 1,421 13,246
Vipshop Holdings Ltd.,
ADR(b) 10,150 138,446
Woolworths Holdings Ltd. 13,300 44,013
Zhejiang China
Commodities City
Group Co. Ltd., Class
A 22,400 23,928
9,085,421
Building Products -
0 .3%
Astral Ltd. 2,355 61,562
Beijing New Building
Materials plc, Class A 5,200 18,700
Blue Star Ltd. 2,592 53,361
Cera Sanitaryware Ltd. 312 33,288
China Lesso Group
Holdings Ltd. 300,000 119,048
Electrosteel Castings Ltd. 7,950 20,557
Kajaria Ceramics Ltd. 1,150 20,352
KCC Glass Corp. 3,250 99,147
Kyung Dong Navien Co.
Ltd. 2,050 85,469

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Building Products
(continued)
Prince Pipes & Fittings
Ltd.* 1,960 $ 15,767
Taiwan Glass Industry
Corp.* 60,504 32,120
Xinyi Glass Holdings Ltd. 47,975 50,788
Xxentria Technology
Materials Corp. 58,860 120,334
Zhuzhou Kibing Group
Co. Ltd., Class A 5,300 4,481
734,974
Capital Markets -
1 .8%
360 ONE WAM Ltd. 4,560 61,667
Anand Rathi Wealth Ltd. 768 34,657
Angel One Ltd. 867 22,430
B3 SA - Brasil Bolsa
Balcao 110,000 211,136
Banco BTG Pactual SA 25,000 144,222
Bangkok Commercial
Asset Management
PCL, NVDR 620,000 117,408
Bengal & Assam Co. Ltd. 1,450 161,711
Bolsa Mexicana de
Valores SAB de CV 189,550 295,051
Boursa Kuwait Securities
Co. KPSC 1,296 8,776
Bursa Malaysia Bhd. 20,000 41,615
Caitong Securities Co.
Ltd., Class A 12,220 11,650
Capital Securities Corp. 49,000 34,883
Changjiang Securities Co.
Ltd., Class A 14,100 10,106
China Bills Finance Corp. 21,312 9,693
China Cinda Asset
Management Co. Ltd.,
Class H 3,050,000 249,872
China CITIC Financial
Asset Management
Co. Ltd., Class H*(a)
(b) 423,000 20,305
China Everbright Ltd. 200,000 100,102
China Galaxy Securities
Co. Ltd., Class A 5,200 7,836
China Galaxy Securities
Co. Ltd., Class H(b) 97,500 49,923
China International
Capital Corp. Ltd.,
Class A 5,000 20,928
China International
Capital Corp. Ltd.,
Class H(a)(b) 19,600 21,853
China Merchants
Securities Co. Ltd.,
Class A 21,220 43,690
Investments Shares Value
Capital Markets
(continued)
China Merchants
Securities Co. Ltd.,
Class H(a) 16,600 $ 13,196
CITIC Securities Co. Ltd.,
Class A 30,000 82,191
CITIC Securities Co. Ltd.,
Class H 50,000 75,269
Coronation Fund
Managers Ltd. 8,000 16,443
CRISIL Ltd. 624 32,662
CSC Financial Co. Ltd.,
Class A 10,900 30,014
CSC Financial Co. Ltd.,
Class H(a)(b) 275,000 194,668
Daishin Securities Co.
Ltd. 8,400 102,990
Daishin Securities Co.
Ltd. (Preference) 8,350 92,916
Daou Technology, Inc. 7,500 101,435
Dubai Financial Market
PJSC 33,628 11,719
EFG Holding S.A.E.* 378,780 164,606
Egypt Kuwait Holding Co.
SAE 27,716 21,258
Everbright Securities Co.
Ltd., Class A 4,700 9,872
Founder Securities Co.
Ltd., Class A 12,200 13,117
GF Securities Co. Ltd.,
Class A 14,100 24,505
GF Securities Co. Ltd.,
Class H 28,800 24,774
Guangzhou Yuexiu
Capital Holdings Group
Co. Ltd., Class A 32,764 24,164
Guosen Securities Co.
Ltd., Class A 24,000 29,356
Guotai Junan Securities
Co. Ltd., Class A 20,800 41,387
Guotai Junan Securities
Co. Ltd., Class H(a)(b) 21,200 22,090
Haitong Securities Co.
Ltd., Class A* 18,800 23,594
Haitong Securities Co.
Ltd., Class H 83,200 38,447
Hanwha Investment &
Securities Co. Ltd.* 3,300 9,024
HDFC Asset Management
Co. Ltd.(a) 2,050 100,733
Huatai Securities Co. Ltd.,
Class A 14,400 26,500
Huatai Securities Co. Ltd.,
Class H(a) 50,000 55,363
IBF Financial Holdings
Co. Ltd. 57,768 26,713
ICICI Securities Ltd.(a) 1,880 17,359
IDFC Ltd. 37,500 50,462

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Indian Energy Exchange
Ltd.(a) 16,732 $ 38,390
Industrial Securities Co.
Ltd., Class A 34,450 26,027
Investec Ltd. 7,900 61,754
Is Yatirim Menkul Degerler
A/S 14,639 16,536
JM Financial Ltd. 149,000 186,444
KIWOOM Securities Co.
Ltd. 392 37,812
Korea Investment
Holdings Co. Ltd. 1,100 58,486
Minmetals Capital Co.
Ltd., Class A 14,400 8,568
Mirae Asset Securities
Co. Ltd. 7,474 42,073
Mirae Asset Securities
Co. Ltd. (Preference) 5,733 15,949
Moscow Exchange
MICEX-RTS PJSC‡ 29,911 —
Motilal Oswal Financial
Services Ltd. 5,904 46,430
Multi Commodity
Exchange of India Ltd. 912 46,725
NH Investment &
Securities Co. Ltd. 4,300 43,414
Ninety One Ltd. 78,950 172,602
Nippon Life India Asset
Management Ltd.(a) 2,736 21,077
Norte Grande SA 2,626,526 22,586
Orient Securities Co. Ltd.,
Class A 12,032 14,151
Orient Securities Co. Ltd.,
Class H(a)(b) 20,400 8,513
Pihsiang Machinery
Manufacturing Co.
Ltd.*‡ 5,000 —
President Securities Corp. 34,450 28,717
PSG Financial Services
Ltd. 36,144 33,578
Reinet Investments SCA 3,700 99,745
Samsung Securities Co.
Ltd. 2,050 66,633
Saratoga Investama
Sedaya Tbk. PT 500,000 51,507
Saudi Tadawul Group
Holding Co. 811 50,062
SDIC Capital Co. Ltd.,
Class A 19,200 15,967
Shenwan Hongyuan
Group Co. Ltd., Class
A 47,900 30,356
Shenwan Hongyuan
Group Co. Ltd., Class
H(a) 78,400 14,452
Investments Shares Value
Capital Markets
(continued)
Shinyoung Securities Co.
Ltd. 1,200 $ 63,541
SPIC Industry-Finance
Holdings Co. Ltd.,
Class A 10,000 5,203
Tata Investment Corp. Ltd. 240 18,192
UTI Asset Management
Co. Ltd. 3,250 40,277
Western Securities Co.
Ltd., Class A 10,000 9,035
Woori Technology
Investment Co. Ltd.* 18,000 110,347
Yuanta Futures Co. Ltd. 27,800 74,426
Yuanta Securities Korea
Co. Ltd. 24,400 53,257
Zheshang Securities Co.
Ltd., Class A 4,700 7,557
4,796,730
Chemicals -
2 .9%
Aarti Industries Ltd. 2,880 25,758
Abou Kir Fertilizers &
Chemical Industries 9,849 12,565
Advanced Nano Products
Co. Ltd. 147 9,983
Advanced Petrochemical
Co.* 2,025 21,589
AECI Ltd. 34,400 201,034
Akzo Nobel India Ltd. 539 19,157
Alkyl Amines Chemicals 220 5,581
Allied Supreme Corp. 2,352 28,479
Alpek SAB de CV, Class
A*(b) 123,950 82,432
Anupam Rasayan India
Ltd. 980 9,176
Archean Chemical
Industries Ltd. 2,352 21,676
Asia Polymer Corp. 17,150 10,018
Asian Paints Ltd. 14,550 536,002
Atul Ltd. 408 38,828
Avia Avian Tbk. PT 277,300 8,220
Balaji Amines Ltd. 1,150 34,334
Barito Pacific Tbk. PT 516,699 34,637
Bayer CropScience Ltd. 141 11,715
Berger Paints India Ltd. 6,526 43,250
Boubyan Petrochemicals
Co. KSCP 7,344 13,989
Braskem SA (Preference),
Class A* 4,900 15,213
Carborundum Universal
Ltd. 2,499 51,300
Castrol India Ltd. 9,900 30,995
Chambal Fertilisers and
Chemicals Ltd. 6,650 41,141
Chemplast Sanmar Ltd.* 2,585 16,962

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Chengxin Lithium Group
Co. Ltd., Class A 4,900 $ 8,814
China Hainan Rubber
Industry Group Co.
Ltd., Class A 9,600 5,818
China Lumena New
Materials Corp.*‡ 22,200 —
China Petrochemical
Development Corp.* 51,168 16,345
China Risun Group Ltd.
(a)(b) 49,000 18,692
Chunbo Co. Ltd.* 47 2,117
Clean Science &
Technology Ltd. 1,708 33,079
CNNC Hua Yuan Titanium
Dioxide Co. Ltd., Class
A 7,975 3,763
Coromandel International
Ltd. 1,898 37,675
Cosmochemical Co. Ltd.* 583 9,062
Deepak Fertilisers &
Petrochemicals Corp.
Ltd. 21,750 241,584
Deepak Nitrite Ltd. 1,105 40,810
DL Holdings Co. Ltd. 3,550 144,914
Dongjin Semichem Co.
Ltd. 725 19,037
Dongyue Group Ltd.(b) 48,000 41,782
Eastern Polymer Group
PCL, NVDR 63,600 8,208
EID Parry India Ltd. 3,871 37,952
Enchem Co. Ltd.* 150 19,012
Eternal Materials Co. Ltd. 24,850 23,209
Fertiglobe plc 27,552 18,603
Fine Organic Industries
Ltd. 343 22,676
Finolex Industries Ltd. 9,600 36,495
Foosung Co. Ltd.* 2,009 9,222
Formosa Chemicals &
Fibre Corp. 93,850 142,331
Formosa Plastics Corp. 98,850 174,123
Fufeng Group Ltd.(b) 50,000 29,570
Ganfeng Lithium Group
Co. Ltd., Class A 5,180 20,162
Ganfeng Lithium Group
Co. Ltd., Class H(a)(b) 9,680 20,346
Grand Pacific
Petrochemical* 317,500 140,059
Guangzhou Tinci
Materials Technology
Co. Ltd., Class A 5,000 10,855
Gubre Fabrikalari TAS* 833 4,093
Gujarat Fluorochemicals
Ltd. 715 28,909
Investments Shares Value
Chemicals
(continued)
Gujarat Narmada Valley
Fertilizers & Chemicals
Ltd. 28,400 $ 241,877
Han Kuk Carbon Co. Ltd. 1,470 13,144
Hangzhou Oxygen Plant
Group Co. Ltd., Class
A 5,200 14,016
Hansol Chemical Co. Ltd. 141 16,663
Hanwha Solutions Corp. 2,850 51,235
Hektas Ticaret TAS* 42,672 15,620
Hengli Petrochemical Co.
Ltd., Class A 14,100 27,256
Hengyi Petrochemical Co.
Ltd., Class A 14,100 12,603
Himadri Speciality
Chemical Ltd. 8,256 42,321
Huabao International
Holdings Ltd. 17,000 5,070
Huafon Chemical Co.
Ltd., Class A 14,400 15,422
Hyosung Advanced
Materials Corp. 100 22,662
Hyosung TNC Corp. 98 21,497
Indorama Ventures PCL,
NVDR 43,200 23,391
Inner Mongolia Junzheng
Energy & Chemical
Industry Group Co.
Ltd., Class A 23,500 12,194
Inner Mongolia Yuan
Xing Energy Co. Ltd.,
Class A 14,100 13,247
International CSRC
Investment Holdings
Co.* 48,000 24,971
Jiangsu Eastern
Shenghong Co. Ltd.,
Class A 11,000 12,070
Jinan Acetate Chemical
Co. Ltd. 1,400 36,714
Jubilant Ingrevia Ltd. 2,701 19,523
Kansai Nerolac Paints
Ltd. 3,294 12,086
KCC Corp. 153 36,507
Kimteks Poliuretan Sanayi
ve Ticaret A/S 2,950 4,749
Kolon Industries, Inc. 6,000 161,685
Korea Petrochemical Ind
Co. Ltd. 144 11,913
KuibyshevAzot PJSC‡ 9,900 —
Kum Yang Co. Ltd.* 586 28,731
Kumho Petrochemical
Co. Ltd. 450 45,335
Lake Materials Co. Ltd.* 1,715 19,806
Laxmi Organic Industries
Ltd.(a) 2,107 6,504

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
LB Group Co. Ltd., Class
A 4,700 $ 11,218
Levima Advanced
Materials Corp., Class
A 4,800 9,033
LG Chem Ltd. 1,350 299,564
LG Chem Ltd.
(Preference) 200 30,942
Linde India Ltd. 282 27,490
Lotte Chemical Corp. 595 43,823
Lotte Chemical Titan
Holding Bhd.*(a) 250,000 58,222
LOTTE Fine Chemical
Co. Ltd. 4,650 156,886
Luxi Chemical Group Co.
Ltd., Class A 6,500 10,163
Meihua Holdings Group
Co. Ltd., Class A 15,600 22,017
Mesaieed Petrochemical
Holding Co. 118,050 54,243
Misr Fertilizers Production
Co. SAE 9,954 9,401
Miwon Commercial Co.
Ltd. 50 7,391
Nan Pao Resins Chemical
Co. Ltd. 2,000 20,049
Nan Ya Plastics Corp. 100,000 152,114
Nantex Industry Co. Ltd. 9,120 11,098
National Industrialization
Co.* 11,700 34,677
Navin Fluorine
International Ltd. 645 29,280
Ningxia Baofeng Energy
Group Co. Ltd., Class
A 10,600 22,045
Nizhnekamskneftekhim
PJSC‡ 28,600 —
Nizhnekamskneftekhim
PJSC (Preference)‡ 26,400 —
OCI Holdings Co. Ltd. 414 22,102
Orbia Advance Corp. SAB
de CV 23,344 29,959
Organichesky Sintez
PJSC‡ 11,550 —
Oriental Union Chemical
Corp. 38,000 20,694
PCBL Ltd. 7,440 28,901
Petkim Petrokimya
Holding A/S* 38,400 27,996
Petronas Chemicals
Group Bhd. 55,000 69,431
PhosAgro PJSC‡ 1,540 —
PI Advanced Materials
Co. Ltd.* 520 10,538
PI Industries Ltd. 1,264 66,888
Investments Shares Value
Chemicals
(continued)
Pidilite Industries Ltd. 5,100 $ 194,087
PTT Global Chemical
PCL, NVDR 49,600 37,918
Qinghai Salt Lake Industry
Co. Ltd., Class A* 20,000 43,005
Rashtriya Chemicals &
Fertilizers Ltd. 45,400 118,525
Rongsheng Petrochemical
Co. Ltd., Class A 24,000 30,120
SABIC Agri-Nutrients Co. 4,571 143,274
Sahara International
Petrochemical Co. 5,355 40,749
Sasa Polyester Sanayi
A/S* 38,300 53,788
Sasol Ltd. 16,150 130,816
Satellite Chemical Co.
Ltd., Class A 4,662 11,257
Saudi Aramco Base Oil
Co. 784 27,165
Saudi Basic Industries
Corp. 17,818 374,226
Saudi Industrial
Investment Group 6,346 34,505
Saudi Kayan
Petrochemical Co.* 11,808 25,650
Scientex Bhd. 34,300 31,653
Shandong Hualu
Hengsheng Chemical
Co. Ltd., Class A 6,110 21,009
Shanghai Chlor-Alkali
Chemical Co. Ltd.,
Class B 10,000 5,160
Shanghai Putailai New
Energy Technology Co.
Ltd., Class A 4,060 7,303
Shinkong Synthetic Fibers
Corp. 41,300 21,548
Sichuan Hebang
Biotechnology Co. Ltd.,
Class A* 37,600 8,949
Sichuan Yahua Industrial
Group Co. Ltd., Class
A 3,600 4,493
Sinoma Science &
Technology Co. Ltd.,
Class A 4,700 7,453
Sinon Corp. 120,900 168,458
Sinopec Shanghai
Petrochemical Co.
Ltd., Class H* 98,000 13,548
SK Chemicals Co. Ltd. 250 9,025
SKC Co. Ltd.* 294 29,106
Solar Applied Materials
Technology Corp. 24,096 46,330
Solar Industries India Ltd. 405 52,160
Soulbrain Co. Ltd. 47 8,995

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Soulbrain Holdings Co.
Ltd. 1,950 $ 77,476
SRF Ltd. 2,150 67,916
Sumitomo Chemical India
Ltd. 2,585 16,016
Supreme Industries Ltd. 1,228 78,531
Taiwan Fertilizer Co. Ltd. 16,360 32,103
Tata Chemicals Ltd. 2,679 35,824
Tianqi Lithium Corp.,
Class A 5,500 22,268
TKG Huchems Co. Ltd. 5,450 75,411
Tongkun Group Co. Ltd.,
Class A 9,400 18,274
TSRC Corp. 26,350 18,237
Unid Co. Ltd. 1,250 78,264
Unipar Carbocloro SA
(Preference), Class B 20,000 184,300
UPC Technology Corp. 299,350 114,294
UPL Ltd. 10,800 73,788
USI Corp. 245,950 118,224
Vinati Organics Ltd. 539 14,203
Wanhua Chemical Group
Co. Ltd., Class A 8,100 86,973
Xinfengming Group Co.
Ltd., Class A 10,400 19,211
Yanbu National
Petrochemical Co. 5,012 54,035
Yunnan Yuntianhua Co.
Ltd., Class A 4,700 12,740
Zangge Mining Co. Ltd.,
Class A 4,700 14,958
Zhejiang Longsheng
Group Co. Ltd., Class
A 9,600 11,942
Zhejiang NHU Co. Ltd.,
Class A 4,800 13,881
7,887,472
Commercial Services & Supplies -
0 .1%
Catrion Catering Holding
Co. 624 19,293
China Everbright
Environment Group
Ltd. 98,000 44,283
Cleanaway Co. Ltd. 1,000 5,476
Dynagreen Environmental
Protection Group Co.
Ltd., Class H(a)(b) 168,000 57,419
Ecopro HN Co. Ltd. 561 21,108
Frontken Corp. Bhd. 14,400 13,477
GPS Participacoes e
Empreendimentos
SA(c) 4,800 14,775
Investments Shares Value
Commercial Services & Supplies
(continued)
Indian Railway Catering &
Tourism Corp. Ltd. 5,150 $ 60,749
ION Exchange India Ltd. 3,312 27,511
KEPCO Plant Service &
Engineering Co. Ltd. 100 2,858
L&K Engineering Co. Ltd. 2,508 17,702
PNB Holdings Corp.*‡ 46,815 31,799
S-1 Corp. 347 14,190
Sungeel Hitech Co. Ltd.* 98 4,314
Sunny Friend
Environmental
Technology Co. Ltd. 622 1,879
Taiwan Secom Co. Ltd. 3,165 12,710
Taiwan Shin Kong
Security Co. Ltd. 5,520 6,818
Tuhu Car, Inc., Class
A*(a) 10,000 21,838
378,199
Communications Equipment -
0 .4%
Accton Technology Corp. 11,029 170,116
Advanced Ceramic X
Corp. 2,000 10,952
Arcadyan Technology
Corp. 2,832 12,665
BYD Electronic
International Co. Ltd. 25,000 97,286
Gemtek Technology Corp. 129,100 167,119
Glarun Technology Co.
Ltd., Class A 10,400 19,772
Hengtong Optic-electric
Co. Ltd., Class A 4,700 10,113
Intelbras SA Industria
de Telecomunicacao
Eletronica Brasileira 4,900 18,247
Intellian Technologies, Inc. 254 9,963
Lanner Electronics, Inc. 31,350 89,462
LuxNet Corp.* 3,840 12,150
Seojin System Co. Ltd.* 5,650 111,215
Sercomm Corp. 6,960 24,139
Tejas Networks Ltd.*(a) 2,202 32,623
Tianjin 712
Communication &
Broadcasting Co. Ltd.,
Class A 5,000 12,509
Wistron NeWeb Corp. 5,357 22,898
ZTE Corp., Class A 7,700 29,214
ZTE Corp., Class H(b) 20,000 44,752
Zyxel Group Corp. 91,700 101,687
996,882
Construction & Engineering -
1 .5%
Acter Group Corp. Ltd. 38,150 279,713
BES Engineering Corp.* 50,496 24,119

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Central New Energy
Holding Group Ltd.* 15,000 $ 16,225
CH Karnchang PCL,
NVDR 4,900 2,667
China Communications
Services Corp. Ltd.,
Class H 800,000 411,674
China Conch Venture
Holdings Ltd. 500,000 437,148
China Energy Engineering
Corp. Ltd., Class A* 80,000 24,464
China Energy Engineering
Corp. Ltd., Class H 198,000 21,290
China Railway Group Ltd.,
Class A 44,300 38,127
China Railway Group Ltd.,
Class H 121,000 59,013
China Railway Hi-tech
Industry Co. Ltd.,
Class A 19,200 19,925
Continental Holdings
Corp. 11,800 12,726
CTCI Corp. 22,200 36,201
Daewoo Engineering &
Construction Co. Ltd.* 3,901 11,816
DL E&C Co. Ltd. 799 20,428
Engineers India Ltd. 9,696 30,346
Enka Insaat ve Sanayi
A/S 17,350 24,429
Estithmar Holding QPSC* 30,456 15,726
G R Infraprojects Ltd.* 1,392 29,584
Gamuda Bhd. 75,000 128,306
GEK Terna SA 1,470 28,473
GS Engineering &
Construction Corp.* 2,450 35,324
Guangdong Construction
Engineering Group Co.
Ltd., Class A 4,900 2,414
HDC Hyundai
Development
Co-Engineering &
Construction, Class E 12,350 206,319
Hyundai Engineering &
Construction Co. Ltd. 2,326 56,513
IJM Corp. Bhd. 37,600 28,643
IRB Infrastructure
Developers Ltd. 48,040 38,086
IRCON International Ltd.
(a) 9,792 33,769
IS Dongseo Co. Ltd. 4,500 80,243
Jeio Co. Ltd.* 931 12,105
Kalpataru Projects
International Ltd. 2,050 33,566
KEC International Ltd.* 2,064 22,811
Investments Shares Value
Construction & Engineering
(continued)
KEPCO Engineering &
Construction Co., Inc. 141 $ 7,794
KNR Constructions Ltd. 6,325 30,594
Kontrolmatik Enerji ve
Muhendislik A/S* 1,656 3,224
Larsen & Toubro Ltd. 12,950 590,051
Larsen & Toubro Ltd.,
GDR(a) 296 13,498
Metallurgical Corp. of
China Ltd., Class A 42,300 18,496
Metallurgical Corp. of
China Ltd., Class H 106,000 20,353
National Marine Dredging
Co. 6,200 45,778
NBCC India Ltd. 14,150 30,624
NCC Ltd. 12,500 53,439
PNC Infratech Ltd.(a) 2,700 16,320
Power Construction Corp.
of China Ltd., Class A 66,700 50,761
Praj Industries Ltd. 2,950 24,850
PSG Corp. PCL, NVDR* 1,112,800 16,858
Rail Vikas Nigam Ltd.(a) 9,261 66,530
Ruentex Engineering &
Construction Co. 1,850 12,832
Run Long Construction
Co. Ltd. 6,768 25,326
Samsung E&A Co. Ltd.* 4,150 86,060
Shaanxi Construction
Engineering Group
Corp. Ltd., Class A 4,900 2,448
Shanghai Construction
Group Co. Ltd., Class
A 23,500 7,609
Shanghai Tunnel
Engineering Co. Ltd.,
Class A 14,100 13,403
Sichuan Road and Bridge
Group Co. Ltd., Class
A 20,440 17,818
Sinoma International
Engineering Co.,
Class A 15,600 22,017
Sinopec Engineering
Group Co. Ltd., Class
H 475,000 302,803
Sterling and Wilson
Renewable*(a) 2,650 21,767
Techno Electric &
Engineering Co. Ltd. 1,150 23,443
Tekfen Holding A/S* 62,700 109,359
United Integrated
Services Co. Ltd. 3,550 36,828
Voltas Ltd. 4,133 75,899
Waskita Karya Persero
Tbk. PT*‡ 173,900 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Yankey Engineering Co.
Ltd. 1,980 $ 18,794
3,987,769
Construction Materials -
1 .4%
ACC Ltd. 1,376 42,575
Afrimat Ltd. 38,650 145,708
Akcansa Cimento A/S 13,500 60,914
Ambuja Cements Ltd. 14,250 115,722
Anhui Conch Cement Co.
Ltd., Class A 9,800 32,775
Anhui Conch Cement Co.
Ltd., Class H 26,000 63,502
Asia Cement Corp. 73,700 92,938
Baticim Bati Anadolu
Cimento Sanayii A/S* 27,650 154,407
BBMG Corp., Class A 42,300 8,253
Berkah Beton Sadaya
Tbk. PT* 425,000 131
Birla Corp. Ltd. 750 13,701
Cementos Argos SA 13,950 28,697
Cemex SAB de CV 402,688 260,238
Chia Hsin Cement Corp. 160,600 87,946
China Jushi Co. Ltd.,
Class A 9,600 14,134
China National Building
Material Co. Ltd.,
Class H 104,000 34,480
China Resources Building
Materials Technology
Holdings Ltd.(b) 700,000 161,290
Cimsa Cimento Sanayi ve
Ticaret A/S 115,850 117,983
CSG Holding Co. Ltd.,
Class B 4,700 1,426
Dalmia Bharat Ltd. 2,150 47,519
GCC SAB de CV 5,000 42,455
Goldsun Building
Materials Co. Ltd. 20,000 32,005
Grasim Industries Ltd. 7,400 245,411
Grupo Argos SA 8,750 35,742
Grupo Argos SA
(Preference) 5,950 17,151
Hanil Cement Co. Ltd. 7,200 76,092
Huaxin Cement Co. Ltd.,
Class A 3,700 7,500
Huaxin Cement Co. Ltd.,
Class H(b) 10,400 10,650
Indocement Tunggal
Prakarsa Tbk. PT 440,000 196,187
JK Cement Ltd. 530 27,959
JK Lakshmi Cement Ltd. 2,744 29,069
Nuh Cimento Sanayi A/S 2,068 19,065
Nuvoco Vistas Corp. Ltd.* 3,650 15,460
Investments Shares Value
Construction Materials
(continued)
Oyak Cimento Fabrikalari
A/S* 4,416 $ 10,570
Qassim Cement Co. (The) 725 10,415
Ramco Cements Ltd.
(The) 2,289 22,583
Rhi Magnesita India Ltd. 1,850 13,281
Riyadh Cement Co. 1,967 12,991
Saudi Cement Co. 1,872 21,280
Semen Indonesia Persero
Tbk. PT 1,080,017 259,709
Shree Cement Ltd. 350 115,960
Siam Cement PCL (The),
NVDR 10,000 62,000
Siam City Cement PCL,
NVDR 4,800 18,247
Southern Province
Cement Co. 1,634 15,613
Star Cement Ltd.* 7,008 17,587
Tangshan Jidong Cement
Co. Ltd., Class A* 4,700 2,933
TCC Group Holdings Co.
Ltd. 136,350 143,734
TianShan Material Co.
Ltd., Class A 26,000 19,535
Tipco Asphalt PCL, NVDR 265,000 117,464
TPI Polene PCL, NVDR 1,990,100 63,647
UltraTech Cement Ltd. 2,400 340,735
Universal Cement Corp. 154,683 156,942
Yamama Cement Co. 1,525 13,515
Yanbu Cement Co. 2,888 19,975
3,697,801
Consumer Finance -
0 .8%
AEON Credit Service M
Bhd. 65,000 101,578
Bajaj Finance Ltd. 5,500 447,137
BFI Finance Indonesia
Tbk. PT 2,455,000 135,131
Capri Global Capital Ltd. 7,792 19,447
Cholamandalam Financial
Holdings Ltd. 1,776 32,191
Cholamandalam
Investment and
Finance Co. Ltd. 8,400 142,119
CreditAccess Grameen
Ltd. 1,166 18,489
FinVolution Group,
ADR(b) 49,050 273,699
Five-Star Business
Finance Ltd.* 1,680 15,190
Gentera SAB de CV(b) 48,600 57,625
Hotai Finance Co. Ltd. 3,221 10,142
JMT Network Services
PCL, NVDR 14,200 4,541
Krungthai Card PCL,
NVDR 9,800 10,722

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Finance
(continued)
Mahindra & Mahindra
Financial Services Ltd. 9,024 $ 32,683
Manappuram Finance Ltd. 182,500 466,447
Muangthai Capital PCL,
NVDR 9,300 10,501
Muthoot Finance Ltd. 2,410 52,907
Ngern Tid Lor PCL, NVDR 27,640 12,097
Poonawalla Fincorp Ltd. 5,720 25,212
Samsung Card Co. Ltd. 539 16,482
SBFC Finance Ltd.* 11,952 12,095
SBI Cards & Payment
Services Ltd. 5,252 45,593
Shriram Finance Ltd. 5,250 183,841
Srisawad Corp. PCL,
NVDR 15,400 14,041
Sundaram Finance Ltd. 2,050 105,896
Yulon Finance Corp.* 4,672 21,960
2,267,766
Consumer Staples Distribution & Retail -
1 .2%
Abdullah Al Othaim
Markets Co. 7,595 23,684
Al-Dawaa Medical
Services Co. 686 16,383
Alibaba Health
Information Technology
Ltd.*(b) 100,000 42,371
Almunajem Foods Co. 450 11,922
Atacadao SA* 20,000 32,763
Avenue Supermarts
Ltd.*(a) 3,150 185,698
Berli Jucker PCL 500 290
Berli Jucker PCL, NVDR 13,800 8,014
BGF retail Co. Ltd. 141 10,590
Bid Corp. Ltd. 6,650 165,712
BIM Birlesik Magazalar
A/S 13,531 255,619
Cencosud SA 35,400 65,229
Clicks Group Ltd. 4,250 82,705
Corporativo Fragua SAB
de CV 2,050 108,274
CP ALL PCL, NVDR 85,000 138,904
CP Axtra PCL, NVDR 14,400 12,322
DaShenLin
Pharmaceutical Group
Co. Ltd., Class A 4,320 7,866
Dis-Chem Pharmacies
Ltd.(a) 17,952 35,319
Dongsuh Cos., Inc. 859 11,624
East Buy Holding Ltd.*(a)
(b) 3,000 4,171
E-MART, Inc. 392 17,198
Great Tree Pharmacy Co.
Ltd. 1,543 11,219
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
Grupo Comercial
Chedraui SA de CV 9,100 $ 67,821
Grupo Mateus SA* 9,800 11,598
GS Retail Co. Ltd. 1,332 20,511
JD Health International,
Inc.*(a)(b) 17,500 48,723
La Comer SAB de CV 18,800 34,985
Magnit PJSC‡ 2,296 —
Migros Ticaret A/S 2,688 42,824
Nahdi Medical Co. 1,124 39,784
Philippine Seven Corp. 10,780 22,917
Pick n Pay Stores Ltd.*(b) 6,784 8,671
Ping An Healthcare
and Technology Co.
Ltd.*(a)(b) 9,600 14,009
President Chain Store
Corp. 9,840 83,073
Puregold Price Club, Inc. 345,000 155,433
Raia Drogasil SA 24,964 121,889
Robinsons Retail
Holdings, Inc. 145,000 89,421
Sendas Distribuidora SA* 35,000 60,802
Shoprite Holdings Ltd. 8,900 148,990
SMU SA 866,050 142,990
Sok Marketler Ticaret A/S 6,048 10,923
SPAR Group Ltd. (The)* 63,400 437,287
Sumber Alfaria Trijaya
Tbk. PT 351,600 61,411
Sun Art Retail Group Ltd. 70,500 11,461
Wal-Mart de Mexico SAB
de CV 99,200 329,912
3,213,312
Containers & Packaging -
0 .1%
Cheng Loong Corp. 26,600 21,283
CPMC Holdings Ltd. 100,000 88,966
Klabin SA 25,000 97,696
Pantai Indah Kapuk Dua
Tbk. PT 24,000 7,860
SCG Packaging PCL,
NVDR 18,700 14,820
Taiwan Hon Chuan
Enterprise Co. Ltd. 4,752 22,625
Ton Yi Industrial Corp. 226,100 102,147
Youlchon Chemical Co.
Ltd. 470 8,347
363,744
Distributors -
0 .1%
Autohellas Tourist and
Trading SA 6,350 81,494
China Tobacco
International HK Co.
Ltd.(a) 56,000 112,115

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Distributors
(continued)
Silicon2 Co. Ltd.* 750 $ 24,133
Wuchan Zhongda Group
Co. Ltd., Class A 13,800 8,325
226,067
Diversified Consumer Services -
0 .4%
Advtech Ltd. 24,310 40,532
China Education Group
Holdings Ltd.(a)(b) 302,552 156,466
Cogna Educacao SA* 620,000 166,715
Fenbi Ltd.* 24,500 8,562
Fu Shou Yuan
International Group
Ltd. 50,000 31,362
Humansoft Holding Co.
KSC 3,413 29,433
Lung Yen Life Service
Corp.* 8,448 13,108
MegaStudyEdu Co. Ltd. 2,400 90,823
National Co. for Learning
& Education 735 36,202
New Oriental Education
& Technology Group,
Inc.* 30,000 210,253
Offcn Education
Technology Co. Ltd.,
Class A* 4,700 1,079
Taaleem Holdings PJSC 16,512 16,813
TAL Education Group,
ADR* 8,000 80,160
Tianli International
Holdings Ltd.(a) 50,000 27,202
YDUQS Participacoes SA 85,000 164,504
1,073,214
Diversified REITs -
0 .4%
Axis REIT, REIT 70,973 27,960
Concentradora Fibra
Danhos SA de CV,
REIT 330,050 362,106
Fibra Uno Administracion
SA de CV, REIT 75,000 95,327
Growthpoint Properties
Ltd., REIT 94,300 63,968
KLCCP Stapled Group,
REIT 9,600 15,775
Redefine Properties Ltd.,
REIT 2,162,750 506,470
SK REITs Co. Ltd., REIT 6,195 23,489
 1,095,095
Investments Shares Value
Diversified Telecommunication Services -
1 .0%
AL Yah Satellite
Communications Co.
PJSC 43,340 $ 24,897
Chief Telecom, Inc. 1,104 14,392
China Tower Corp. Ltd.,
Class H(a)(b) 1,300,000 159,754
Chunghwa Telecom Co.
Ltd. 76,350 282,219
CITIC Telecom
International Holdings
Ltd.(b) 634,000 168,807
Converge Information
and Communications
Technology Solutions,
Inc.* 760,000 150,241
Dayamitra Telekomunikasi
PT 202,100 8,638
Emirates
Telecommunications
Group Co. PJSC 69,100 308,156
Hellenic
Telecommunications
Organization SA 5,750 94,389
HFCL Ltd. 20,750 33,342
Indus Towers Ltd.* 14,100 72,943
Jasmine Technology
Solution PCL, NVDR* 4,100 7,160
LG Uplus Corp. 7,617 55,492
Magyar Telekom
Telecommunications
plc 9,650 28,883
Ooredoo QPSC 32,600 93,565
Operadora De Sites
Mexicanos SAB de CV,
Series A-1(b) 9,400 8,154
PT Tower Bersama
Infrastructure Tbk. 42,300 5,203
Railtel Corp. of India Ltd. 3,796 22,673
Rostelecom PJSC‡ 33,770 —
Rostelecom PJSC
(Preference)‡ 15,392 —
Sarana Menara
Nusantara Tbk. PT 315,700 15,436
Saudi Telecom Co. 35,507 364,354
Sitios Latinoamerica SAB
de CV*(b) 63,700 13,232
Tata Communications Ltd. 1,646 39,136
Tata Teleservices
Maharashtra Ltd.* 8,112 9,313
Telefonica Brasil SA 10,000 85,817
Telekom Malaysia Bhd. 40,000 60,681
Telkom Indonesia Persero
Tbk. PT 1,370,000 242,657
Telkom SA SOC Ltd.* 92,550 120,118
TIME dotCom Bhd. 25,000 27,968
True Corp. PCL, NVDR* 160,000 41,521

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Turk Telekomunikasyon
A/S* 19,746 $ 30,474
2,589,615
Electric Utilities -
1 .3%
Adani Energy Solutions
Ltd.* 6,350 86,310
Alupar Investimento SA 5,033 27,423
Can2 Termik A/S* 88,048 4,813
Celsia SA ESP 166,550 162,488
Centrais Eletricas
Brasileiras SA 30,000 210,004
Centrais Eletricas
Brasileiras SA
(Preference), Class B 5,000 38,574
CESC Ltd. 21,500 44,300
CEZ A/S(b) 4,700 180,647
Cia Energetica de Minas
Gerais 6,110 13,608
Cia Energetica de Minas
Gerais (Preference) 62,012 119,137
Cia Paranaense de
Energia - Copel 25,000 39,715
Cia Paranaense de
Energia - Copel
(Preference) 25,000 44,624
CPFL Energia SA 4,700 27,006
CTEEP-Cia de
Transmissao de
Energia Eletrica
Paulista (Preference) 10,000 43,448
Enel Americas SA 539,968 50,377
Enel Chile SA 845,971 48,170
Energisa SA 5,000 38,857
Enerjisa Enerji A/S(a) 7,676 15,660
Engie Energia Chile SA* 140,550 127,333
Equatorial Energia SA 35,000 202,096
Federal Grid Co. - Rosseti
PJSC (Registered)*‡ 22,532,366 —
Inter RAO UES PJSC‡ 1,596,292 —
Interconexion Electrica
SA ESP 13,200 56,911
Korea Electric Power
Corp.* 6,750 96,831
Manila Electric Co. 9,000 60,128
Mosenergo PJSC‡ 4,455,000 —
Neoenergia SA 15,000 48,083
Power Grid Corp. of India
Ltd. 127,000 528,151
Public Power Corp. SA 6,450 82,149
Reliance Infrastructure
Ltd.* 81,900 202,645
RusHydro PJSC*‡ 2,361,000 —
Saudi Electricity Co. 21,204 96,528
Investments Shares Value
Electric Utilities
(continued)
SJVN Ltd. 13,152 $ 23,322
Tata Power Co. Ltd. (The) 34,550 187,175
Tenaga Nasional Bhd. 130,000 398,389
Torrent Power Ltd. 3,350 74,677
Transmissora Alianca de
Energia Eletrica SA 5,000 29,888
3,409,467
Electrical Equipment -
1 .6%
ABB India Ltd. 1,065 100,445
AcBel Polytech, Inc.* 9,312 10,170
Allis Electric Co. Ltd. 7,960 33,419
Amara Raja Energy &
Mobility Ltd. 2,250 43,703
Astor Transformator Enerji
Turizm Insaat ve Petrol
Sanayi Ticaret A/S 7,000 19,630
Bharat Heavy Electricals
Ltd. 26,500 99,776
Bizlink Holding, Inc. 3,936 45,383
CG Power & Industrial
Solutions Ltd. 13,000 114,274
Cheryong Electric Co. Ltd. 3,600 192,715
Chicony Power
Technology Co. Ltd. 5,232 21,250
China XD Electric Co.
Ltd., Class A 5,000 4,954
Chung-Hsin Electric
& Machinery
Manufacturing Corp. 7,728 44,435
CS Wind Corp. 581 20,109
CyberPower Systems,
Inc. 23,900 184,322
Dongfang Electric Corp.
Ltd., Class A 5,000 11,305
Dongfang Electric Corp.
Ltd., Class H(b) 10,000 13,415
Doosan Enerbility Co.
Ltd.* 8,850 121,043
Doosan Fuel Cell Co.
Ltd.* 690 10,049
Ecopro BM Co. Ltd.* 1,000 130,670
Ecopro Co. Ltd.* 1,820 122,016
Ecopro Materials Co. Ltd.* 400 23,534
Elecon Engineering Co.
Ltd. 3,552 26,731
Electrical Industries Co. 10,708 19,407
Fangda Carbon New
Material Co. Ltd.,
Class A 5,300 3,271
Farasis Energy Gan Zhou
Co. Ltd., Class A* 784 1,045
Finolex Cables Ltd. 1,850 33,875
Fortune Electric Co. Ltd. 4,840 102,189
GE T&D India Ltd.* 1,350 25,557

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Goldwind Science &
Technology Co. Ltd.,
Class A 9,600 $ 10,640
Goldwind Science &
Technology Co. Ltd.,
Class H(b) 15,000 7,738
GoodWe Technologies
Co. Ltd., Class A 480 4,006
Gotion High-tech Co. Ltd.,
Class A 4,600 12,431
Graphite India Ltd. 3,381 21,490
Gulf Cables & Electrical
Industries Group Co.
KSCP 40,250 227,892
Havells India Ltd. 4,550 100,525
HBL Power Systems Ltd. 4,272 31,562
HD Hyundai Electric Co.
Ltd. 425 95,696
Hitachi Energy India Ltd. 250 34,657
Hyosung Heavy Industries
Corp. 96 21,686
Inox Wind Ltd.* 13,632 29,895
Jiangsu Zhongtian
Technology Co. Ltd.,
Class A 4,500 9,321
Jiangxi Special Electric
Motor Co. Ltd., Class
A* 4,900 5,078
KEI Industries Ltd. 1,202 62,159
Korea Electric Terminal
Co. Ltd. 2,650 118,377
L&F Co. Ltd.* 436 36,007
LG Energy Solution Ltd.* 900 211,803
LS Corp. 700 58,827
LS Electric Co. Ltd. 300 40,094
Ming Yang Smart Energy
Group Ltd., Class A 4,500 6,189
NARI Technology Co.
Ltd., Class A 15,300 50,851
Ningbo Ronbay New
Energy Technology Co.
Ltd., Class A 658 2,079
Olectra Greentech Ltd. 1,392 28,414
Phihong Technology Co.
Ltd.* 11,472 14,763
Polycab India Ltd. 1,200 98,292
POSCO Future M Co. Ltd. 550 84,492
Pylon Technologies Co.
Ltd., Class A 480 2,779
Riyadh Cables Group Co. 720 18,749
RR Kabel Ltd. 768 16,465
Sarkuysan Elektrolitik
Bakir Sanayi ve Ticaret
A/S 123,750 124,010
Investments Shares Value
Electrical Equipment
(continued)
Schneider Electric
Infrastructure Ltd.* 1,400 $ 13,429
Shanghai Electric Group
Co. Ltd., Class A* 24,000 12,852
Shihlin Electric &
Engineering Corp. 5,136 37,579
Shinsung Delta Tech Co.
Ltd. 554 21,367
SK IE Technology Co.
Ltd.*(a) 349 9,455
Sociedad Quimica y
Minera de Chile SA
(Preference), Class B 4,150 156,847
SPG Co. Ltd. 686 11,734
Suzlon Energy Ltd.* 243,550 201,812
Ta Ya Electric Wire &
Cable* 15,600 25,723
Taihan Electric Wire Co.
Ltd.* 3,089 30,941
Tatung Co. Ltd.* 38,350 58,336
TBEA Co. Ltd., Class A 15,350 28,759
Teco Electric and
Machinery Co. Ltd. 22,000 32,528
Triveni Turbine Ltd. 2,700 19,174
V-Guard Industries Ltd. 6,399 35,133
Voltronic Power
Technology Corp. 1,500 84,652
Walsin Lihwa Corp. 69,050 72,474
WEG SA 30,000 268,860
XTC New Energy
Materials Xiamen Co.
Ltd., Class A 539 2,349
Zhejiang Chint Electrics
Co. Ltd., Class A 4,700 12,538
Zhejiang HangKe
Technology, Inc. Co.,
Class A 490 1,165
4,303,366
Electronic Equipment, Instruments & Components -
3 .3%
AAC Technologies
Holdings, Inc. 25,000 91,366
Ability Opto-Electronics
Technology Co. Ltd. 3,072 22,103
Asia Optical Co., Inc. 7,296 19,910
AUO Corp. 136,050 73,882
Aurora Corp. 4,316 9,152
Avary Holding Shenzhen
Co. Ltd., Class A 9,600 49,521
BH Co. Ltd. 8,100 127,670
BOE Technology Group
Co. Ltd., Class A 95,000 51,792
Cal-Comp Electronics
Thailand PCL, NVDR 1,150,000 120,017
Chang Wah
Electromaterials, Inc. 10,200 14,228

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Channel Well Technology
Co. Ltd. 66,950 $ 134,837
Cheng Uei Precision
Industry Co. Ltd. 101,400 216,867
China Railway Signal &
Communication Corp.
Ltd., Class A 31,500 25,498
China Railway Signal &
Communication Corp.
Ltd., Class H(a)(b) 52,000 21,567
Chin-Poon Industrial Co.
Ltd. 117,650 159,814
Chroma ATE, Inc. 7,850 71,885
Chunghwa Precision Test
Tech Co. Ltd. 720 9,430
Compeq Manufacturing
Co. Ltd. 36,050 85,217
Coretronic Corp. 9,168 20,919
Co-Tech Development
Corp. 10,464 20,597
Daeduck Electronics Co.
Ltd. 11,250 180,588
Daejoo Electronic
Materials Co. Ltd.* 432 36,901
Delta Electronics Thailand
PCL, NVDR 80,000 228,924
Delta Electronics, Inc. 37,578 473,869
Dreamtech Co. Ltd. 13,650 89,728
Dynamic Holding Co. Ltd. 9,216 16,430
E Ink Holdings, Inc. 17,800 145,942
Elite Material Co. Ltd. 6,300 83,949
EM-Tech Co. Ltd. 300 6,515
Everdisplay Optronics
Shanghai Co. Ltd.,
Class A* 63,754 17,908
FLEXium Interconnect,
Inc. 15,294 41,178
Fositek Corp.* 1,000 21,661
Foxconn Industrial
Internet Co. Ltd., Class
A* 25,000 82,468
Foxconn Technology Co.
Ltd. 35,000 69,531
General Interface Solution
Holding Ltd.* 86,050 164,403
Genius Electronic Optical
Co. Ltd. 2,150 34,274
Genus Power
Infrastructures Ltd. 5,088 23,019
Global Brands
Manufacture Ltd. 8,016 15,071
GoerTek, Inc., Class A 3,800 11,315
Gold Circuit Electronics
Ltd. 5,240 34,992
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Hana Microelectronics
PCL, NVDR 26,000 $ 33,918
Hannstar Board Corp. 8,448 12,568
HannStar Display Corp.* 69,288 19,245
Hengdian Group DMEGC
Magnetics Co. Ltd.,
Class A 10,400 17,556
Holy Stone Enterprise
Co. Ltd. 3,250 8,800
Hon Hai Precision
Industry Co. Ltd. 350,000 2,108,305
Honeywell Automation
India Ltd. 52 33,821
Innolux Corp. 175,000 81,723
IsuPetasys Co. Ltd. 950 31,155
ITEQ Corp. 6,096 16,877
Jaymart Group Holdings
PCL, NVDR* 189,000 63,627
Kaynes Technology India
Ltd.* 768 40,743
KCE Electronics PCL,
NVDR 26,000 32,459
Kingboard Holdings Ltd. 25,000 51,011
Kingboard Laminates
Holdings Ltd. 27,500 24,747
Largan Precision Co. Ltd. 1,900 162,717
Lelon Electronics Corp. 44,918 115,336
LG Display Co. Ltd.* 8,551 69,812
LG Innotek Co. Ltd. 450 83,675
Lingyi iTech Guangdong
Co., Class A 15,900 15,840
Lotes Co. Ltd. 2,050 86,690
Lotte Energy Materials
Corp. 235 6,555
Luxshare Precision
Industry Co. Ltd.,
Class A 10,600 56,072
MH Development Ltd.*‡ 22,000 —
Nan Ya Printed Circuit
Board Corp. 5,664 28,604
Nationgate Holdings Bhd. 15,000 6,889
Nex Point Parts PCL,
NVDR* 47,500 1,026
Nichidenbo Corp. 62,150 121,577
OFILM Group Co. Ltd.,
Class A* 4,700 5,404
Pan-International
Industrial Corp. 136,000 145,227
Park Systems Corp. 200 24,042
Primax Electronics Ltd. 14,600 40,642
Promate Electronic Co.
Ltd. 5,500 14,825
Quest Holdings SA 10,650 62,001
Raytron Technology Co.
Ltd., Class A 343 1,308
Redington Ltd. 18,350 46,534

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
RoboSense Technology
Co. Ltd.* 5,000 $ 10,612
Samsung Electro-
Mechanics Co. Ltd. 1,100 127,518
Samsung SDI Co. Ltd. 1,050 243,672
Scientech Corp. 1,000 12,200
Shanghai BOCHU
Electronic Technology
Corp. Ltd., Class A 526 10,662
Shengyi Technology Co.
Ltd., Class A 9,600 25,969
Shenzhen Kaifa
Technology Co. Ltd.,
Class A 4,700 9,358
Simplo Technology Co.
Ltd. 4,656 50,994
Sinbon Electronics Co.
Ltd. 3,000 29,890
SOLUM Co. Ltd.* 588 7,718
Solus Advanced Materials
Co. Ltd. 754 8,325
Sunny Optical Technology
Group Co. Ltd. 12,400 69,683
SUPCON Technology Co.
Ltd., Class A 1,771 9,253
Supreme Electronics Co.
Ltd. 14,160 33,472
Suzhou Dongshan
Precision
Manufacturing Co.
Ltd., Class A 10,400 35,846
Synnex Technology
International Corp. 42,450 91,822
Syrma SGS Technology
Ltd. 2,160 12,757
Taiwan Surface Mounting
Technology Corp. 6,816 25,506
Taiwan Union Technology
Corp. 4,128 20,094
TCL Technology Group
Corp., Class A 41,360 22,434
Test Research, Inc. 4,350 19,255
Thinking Electronic
Industrial Co. Ltd. 2,688 13,493
Tianma Microelectronics
Co. Ltd., Class A* 15,600 15,412
Tong Hsing Electronic
Industries Ltd. 2,783 11,642
TPK Holding Co. Ltd.* 109,050 146,639
Tripod Technology Corp. 14,000 84,545
TXC Corp. 4,608 14,439
Unimicron Technology
Corp. 26,750 146,079
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Unisplendour Corp. Ltd.,
Class A 4,900 $ 15,696
Unitech Printed Circuit
Board Corp. 2,878 3,100
Universal Scientific
Industrial Shanghai
Co. Ltd., Class A 4,700 10,483
VS Industry Bhd. 137,700 36,264
Wah Lee Industrial Corp. 6,400 26,577
Walsin Technology Corp. 5,952 20,643
Weikeng Industrial Co.
Ltd. 125,950 127,214
Wintek Corp.*‡ 64,000 —
WPG Holdings Ltd. 32,200 84,149
WT Microelectronics Co.
Ltd. 21,650 68,500
WUS Printed Circuit
Kunshan Co. Ltd.,
Class A 9,970 46,187
Yageo Corp. 10,512 253,286
Zen Technologies Ltd. 1,440 29,326
Zhejiang Dahua
Technology Co. Ltd.,
Class A 5,200 10,793
Zhen Ding Technology
Holding Ltd. 17,150 71,219
8,908,995
Energy Equipment & Services -
0 .2%
Ades Holding Co.* 7,817 42,503
ADNOC Drilling Co. PJSC 40,585 48,618
Arabian Drilling Co. 384 13,264
Bumi Armada Bhd.* 890,000 105,572
China Oilfield Services
Ltd., Class A 5,000 10,461
China Oilfield Services
Ltd., Class H 18,000 15,875
China Petroleum
Engineering Corp.,
Class A 27,800 12,232
COFCO Capital Holdings
Co. Ltd., Class A 4,900 5,478
Dialog Group Bhd. 110,000 60,812
Gulf International Services
QSC 299,350 284,140
Velesto Energy Bhd. 340,800 15,948
Yinson Holdings Bhd. 57,600 29,963
644,866
Entertainment -
0 .7%
37 Interactive
Entertainment Network
Technology Group Co.
Ltd., Class A 4,700 8,591

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Bilibili, Inc., Class Z*(b) 4,000 $ 62,519
China Ruyi Holdings
Ltd.*(b) 176,000 47,087
CJ CGV Co. Ltd.* 27,000 112,373
CJ ENM Co. Ltd.* 392 21,753
Gamania Digital
Entertainment Co. Ltd. 50,000 115,607
HYBE Co. Ltd. 400 51,135
International Games
System Co. Ltd. 4,640 105,448
iQIYI, Inc., ADR*(b) 7,595 25,291
JYP Entertainment Corp. 480 20,117
Kakao Games Corp.* 956 12,957
Kingsoft Corp. Ltd.(b) 20,000 56,708
Krafton, Inc.* 600 128,128
Maoyan Entertainment*(a)
(b) 110,000 112,647
MD Entertainment Tbk.
PT 28,800 6,766
MNC Digital
Entertainment Tbk. PT* 37,600 6,429
NCSoft Corp. 296 37,689
NetEase, Inc. 35,000 655,018
Netmarble Corp.*(a) 410 18,851
Nexon Games Co. Ltd.* 1,034 17,875
NHN Corp. 4,500 62,855
Pearl Abyss Corp.* 517 15,922
Perfect World Co. Ltd.,
Class A 4,100 4,448
PVR Inox Ltd.* 1,152 20,642
Saregama India Ltd. 1,900 12,572
SM Entertainment Co.
Ltd. 144 7,384
SMI Holdings Group
Ltd.*‡ 72,000 —
Studio Dragon Corp.* 188 5,169
Tencent Music
Entertainment Group,
ADR(b) 8,401 119,126
Tencent Music
Entertainment Group,
Class A 10,000 71,109
Wemade Co. Ltd.* 388 10,568
XPEC Entertainment,
Inc.*‡ 14,800 —
YG Entertainment, Inc. 605 16,896
Zhejiang Century Huatong
Group Co. Ltd., Class
A* 11,280 5,119
Zx, Inc.*(a) 10,400 14,990
1,989,789
Financial Services -
1 .6%
Aavas Financiers Ltd.* 2,058 41,186
Investments Shares Value
Financial Services
(continued)
Aditya Birla Capital Ltd.* 13,950 $ 37,800
Al Waha Capital PJSC 306,650 130,241
Aptus Value Housing
Finance India Ltd. 6,960 26,259
AVIC Industry-Finance
Holdings Co. Ltd.,
Class A* 23,500 7,837
Bajaj Finserv Ltd. 7,650 150,905
Bajaj Holdings &
Investment Ltd. 585 67,210
Can Fin Homes Ltd. 2,250 22,805
Chailease Holding Co.
Ltd. 48,450 224,046
Cielo SA 32,900 33,582
Corp. Financiera
Colombiana SA 37,200 120,976
CSSC Hong Kong
Shipping Co. Ltd.(a) 600,000 120,584
E-Finance for Digital &
Financial Investments 9,861 4,937
Far East Horizon Ltd. 52,000 35,479
Fawry for Banking &
Payment Technology
Services SAE* 44,933 6,370
FirstRand Ltd. 162,700 730,713
Genertec Universal
Medical Group Co.
Ltd.(a) 225,000 126,152
Grupo de Inversiones
Suramericana SA 2,695 21,512
Grupo de Inversiones
Suramericana SA
(Preference) 3,587 19,000
Home First Finance Co.
India Ltd.(a) 1,225 15,217
Housing & Urban
Development Corp.
Ltd. 7,450 27,783
IIFL Finance Ltd. 6,900 36,429
Indian Railway Finance
Corp. Ltd.(a) 28,464 65,832
Indian Renewable Energy
Development Agency
Ltd.* 11,500 36,072
Inversiones La
Construccion SA 11,100 86,674
Jio Financial Services
Ltd.* 74,400 291,900
Kakaopay Corp.* 398 7,300
L&T Finance Ltd. 11,562 24,841
LIC Housing Finance Ltd. 10,300 94,384
Meritz Financial Group,
Inc. 2,700 165,520
National Investments Co.
KSCP 20,286 16,864
One 97 Communications
Ltd.* 4,128 24,368

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
Piramal Enterprises Ltd. 3,456 $ 42,989
PNB Housing Finance
Ltd.*(a) 1,056 10,159
Power Finance Corp. Ltd. 37,350 248,379
REC Ltd. 31,272 240,622
Remgro Ltd. 13,200 101,580
Sammaan Capital Ltd. 148,150 308,354
Shandong Hi-Speed
Holdings Group
Ltd.*(b) 53,500 39,242
Turkiye Sinai Kalkinma
Bankasi A/S* 410,400 156,176
Yuanta Financial Holding
Co. Ltd. 353,120 352,368
4,320,647
Food Products -
2 .2%
Adani Wilmar Ltd.* 2,491 10,358
Agthia Group PJSC 91,350 178,074
Alicorp SAA* 132,300 236,625
Almarai Co. JSC 4,656 74,955
Anjoy Foods Group Co.
Ltd., Class A 500 5,490
AVI Ltd. 5,424 29,161
Balrampur Chini Mills Ltd. 3,850 22,110
Beijing Dabeinong
Technology Group Co.
Ltd., Class A 5,300 2,999
Betagro PCL 24,400 16,155
Binggrae Co. Ltd. 1,700 110,884
Bombay Burmah Trading
Co. 6,950 189,217
BRF SA* 20,400 76,003
Britannia Industries Ltd.* 2,600 179,622
CCL Products India Ltd. 2,597 20,936
Century Pacific Food, Inc. 17,700 10,461
Charoen Pokphand
Enterprise 4,272 13,192
Charoen Pokphand Foods
PCL, NVDR* 43,200 29,087
Charoen Pokphand
Indonesia Tbk. PT 117,500 37,758
Cherkizovo Group PJSC‡ 2,594 —
China Feihe Ltd.(a) 100,000 45,315
China Huiyuan Juice
Group Ltd.*‡ 24,000 —
China Mengniu Dairy Co.
Ltd. 96,000 160,983
Chongqing Fuling Zhacai
Group Co. Ltd., Class
A 3,120 5,392
CJ CheilJedang Corp. 300 84,220
CJ CheilJedang Corp.
(Preference) 205 23,080
Investments Shares Value
Food Products
(continued)
COFCO Joycome Foods
Ltd.*(a)(b) 900,000 $ 182,028
Daesang Corp. 6,350 112,540
Dekon Food and
Agriculture Group*(a) 10,000 63,940
Dongwon F&B Co. Ltd. 1,600 48,404
First Milling Co. 330 6,236
Foshan Haitian Flavouring
& Food Co. Ltd., Class
A 9,980 48,526
Great Wall Enterprise Co.
Ltd.* 24,650 43,121
Gruma SAB de CV, Class
B 3,096 57,883
Grupo Bimbo SAB de CV,
Class A, Series A(b) 23,898 83,596
Grupo Herdez SAB de CV 36,500 106,382
Grupo Nutresa SA 3,150 42,683
Guan Chong Bhd. 29,400 24,508
Guangdong Haid Group
Co. Ltd., Class A 4,800 29,177
Harim Holdings Co. Ltd. 16,700 71,446
Heilongjiang Agriculture
Co. Ltd., Class A 10,200 18,446
Henan Shuanghui
Investment &
Development Co. Ltd.,
Class A 7,400 23,622
Huishan Dairy*‡ 158,000 —
Indofood CBP Sukses
Makmur Tbk. PT 51,800 34,804
Indofood Sukses Makmur
Tbk. PT 130,000 48,970
Inner Mongolia Yili
Industrial Group Co.
Ltd., Class A 10,400 36,105
IOI Corp. Bhd. 60,000 49,886
JBS SA* 20,100 119,901
Jonjee Hi-Tech Industrial
And Commercial
Holding Co. Ltd.,
Class A 4,800 13,058
KRBL Ltd. 23,850 90,710
Kuala Lumpur Kepong
Bhd. 10,000 45,881
Lian HWA Food Corp.* 6,240 22,781
Lien Hwa Industrial
Holdings Corp. 18,685 35,585
Lotte Wellfood Co. Ltd. 850 110,946
M Dias Branco SA 4,800 22,876
Marfrig Global Foods SA* 105,000 210,084
Marico Ltd. 12,650 101,845
Mayora Indah Tbk. PT 83,900 13,467
Monde Nissin Corp.(a) 107,400 16,871
Mrs Bectors Food
Specialities Ltd.(a) 1,104 18,491

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
MSM Malaysia Holdings
Bhd.* 80,000 $ 33,431
Muyuan Foods Co. Ltd.,
Class A* 15,020 90,863
Namchow Holdings Co.
Ltd. 62,850 113,769
National Agriculture
Development Co.
(The)* 2,168 16,642
Nestle India Ltd. 7,050 206,826
Nestle Malaysia Bhd. 700 16,546
New Hope Liuhe Co. Ltd.,
Class A* 9,000 11,793
NongShim Co. Ltd. 100 35,046
Orion Corp. 550 34,995
Orion Holdings Corp. 8,550 92,719
Ottogi Corp. 50 15,834
Patanjali Foods Ltd. 1,030 21,160
PPB Group Bhd. 14,080 45,416
QL Resources Bhd. 25,395 36,922
Samyang Foods Co. Ltd. 100 44,816
Samyang Holdings Corp. 1,650 83,893
San Miguel Food and
Beverage, Inc. 19,470 15,542
Sao Martinho SA 3,500 17,993
Sarawak Oil Palms Bhd. 120,000 75,220
Saudia Dairy & Foodstuff
Co. 294 26,925
Savola Group (The)* 5,419 65,934
SD Guthrie Bhd. 65,003 63,242
Shree Renuka Sugars
Ltd.* 30,100 18,334
SLC Agricola SA 55,000 174,747
Tata Consumer Products
Ltd. 11,600 164,720
Thai Union Group PCL,
NVDR 58,800 23,919
Thaifoods Group PCL,
NVDR 655,000 73,135
Tiger Brands Ltd. 4,150 50,837
Tingyi Cayman Islands
Holding Corp. 68,000 82,954
Tres Tentos Agroindustrial
SA 40,000 75,574
Triveni Engineering &
Industries Ltd. 4,263 21,527
Ulker Biskuvi Sanayi A/S* 6,672 33,793
Uni-President China
Holdings Ltd. 50,000 41,219
Uni-President Enterprises
Corp. 98,700 251,930
United Plantations Bhd. 5,000 28,512
Universal Robina Corp. 13,530 27,581
Want Want China
Holdings Ltd. 100,000 60,036
Investments Shares Value
Food Products
(continued)
Yihai International Holding
Ltd. 3,000 $ 4,493
Yuan Longping High-tech
Agriculture Co. Ltd.,
Class A 5,100 7,022
Zad Holding Co. 3,286 12,346
Zydus Wellnes Ltd. 882 25,258
5,860,340
Gas Utilities -
0 .4%
Adani Total Gas Ltd. 4,541 48,570
Aygaz A/S 2,928 15,167
Beijing Enterprises
Holdings Ltd.(b) 25,000 83,045
China Gas Holdings Ltd. 70,000 63,710
China Resources Gas
Group Ltd.(b) 24,600 83,449
ENN Energy Holdings Ltd. 20,500 144,067
ENN Natural Gas Co.
Ltd., Class A* 10,000 27,162
GAIL India Ltd. 56,600 162,894
Grupo Energia Bogota
SA ESP 78,000 47,273
Gujarat Gas Ltd. 2,679 21,722
Gujarat State Petronet
Ltd. 4,080 16,531
Indraprastha Gas Ltd. 4,564 29,871
Korea Gas Corp.* 999 32,290
Kunlun Energy Co. Ltd. 100,000 97,030
Mahanagar Gas Ltd.(a) 1,456 32,510
National Gas &
Industrialization Co. 1,155 32,755
Perusahaan Gas Negara
Tbk. PT 311,200 30,622
Petronas Gas Bhd. 15,000 59,419
Towngas Smart Energy
Co. Ltd. 300,000 107,527
1,135,614
Ground Transportation -
0 .4%
Beijing-Shanghai High
Speed Railway Co.
Ltd., Class A 93,400 73,923
BTS Group Holdings PCL,
NVDR 234,040 28,233
Container Corp. of India
Ltd. 4,666 57,982
Daqin Railway Co. Ltd.,
Class A 42,400 40,892
Full Truck Alliance Co.
Ltd., ADR(b) 14,500 110,200
GMexico Transportes
SAB de CV(a)(b) 9,400 18,275
Grupo Traxion SAB de
CV, Class A*(a)(b) 101,750 122,228

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Localiza Rent a Car SA 15,148 $ 117,454
Lotte Rental Co. Ltd. 4,400 96,357
Lumi Rental Co.* 576 13,970
Rumo SA 20,000 78,369
SIMPAR SA* 105,000 117,580
United International
Transportation Co. 996 23,733
Vamos Locacao de
Caminhoes Maquinas
e Equipamentos SA 165,000 251,904
1,151,100
Health Care Equipment & Supplies -
0 .2%
Beijing Chunlizhengda
Medical Instruments
Co. Ltd., Class H 13,000 13,562
Classys, Inc. 144 4,890
Dentium Co. Ltd. 147 10,015
Hartalega Holdings Bhd.* 30,800 20,446
HLB, Inc.* 2,301 135,030
iRay Technology Co. Ltd.,
Class A 604 8,973
Kangji Medical Holdings
Ltd.(b) 25,000 18,241
Kossan Rubber Industries
Bhd. 35,000 16,150
Lifetech Scientific
Corp.*(b) 100,000 18,689
Microport Scientific
Corp.*(b) 11,498 7,874
Poly Medicure Ltd. 850 19,000
Qingdao Haier Biomedical
Co. Ltd., Class A 539 2,375
SD Biosensor, Inc.* 990 6,910
Shandong Weigao Group
Medical Polymer Co.
Ltd., Class H 80,000 40,451
Shanghai MicroPort
Endovascular
MedTech Group Co.
Ltd., Class A 146 2,020
Sri Trang Gloves Thailand
PCL, NVDR 68,600 17,321
Supermax Corp. Bhd.* 48,000 9,403
TaiDoc Technology Corp. 2,900 14,293
Top Glove Corp. Bhd.* 120,000 26,902
Visco Vision, Inc. 3,264 24,477
Won Tech Co. Ltd. 1,728 8,196
425,218
Health Care Providers & Services -
1 .0%
Al Hammadi Holding 1,862 23,276
Investments Shares Value
Health Care Providers & Services
(continued)
Apollo Hospitals
Enterprise Ltd. 2,150 $ 169,869
Aster DM Healthcare Ltd.
(a) 6,324 26,213
Bangkok Chain Hospital
PCL, NVDR 20,800 10,037
Bangkok Dusit Medical
Services PCL, NVDR 73,400 54,054
Bumrungrad Hospital
PCL, NVDR 4,900 33,817
Chabiotech Co. Ltd.* 1,200 14,190
China Meheco Group Co.
Ltd., Class A 4,700 6,731
Chularat Hospital PCL,
NVDR 101,400 6,827
Dallah Healthcare Co. 585 25,820
Dr Lal PathLabs Ltd.(a) 822 30,342
Dr Sulaiman Al Habib
Medical Services
Group Co. 1,708 131,108
Fleury SA 110,000 295,007
Fortis Healthcare Ltd. 7,920 47,475
Future Care Trading Co.* 2,775 9,467
Global Health Ltd.* 2,401 35,613
Guangzhou Baiyunshan
Pharmaceutical
Holdings Co. Ltd.,
Class A 5,200 21,068
Gushengtang Holdings
Ltd.(b) 4,800 21,567
Hanmi Science Co. Ltd. 671 15,109
Hapvida Participacoes e
Investimentos SA*(a) 80,000 57,600
HLB Life Science Co.
Ltd.* 3,047 23,460
Huadong Medicine Co.
Ltd., Class A 5,100 20,599
Hygeia Healthcare
Holdings Co. Ltd.*(a)
(b) 10,400 28,024
IHH Healthcare Bhd. 45,000 61,704
Jinxin Fertility Group Ltd.
(a)(b) 73,500 23,710
Jointown Pharmaceutical
Group Co. Ltd., Class
A 26,832 17,116
KPJ Healthcare Bhd. 49,024 19,846
Krishna Institute of
Medical Sciences
Ltd.*(a) 864 22,153
Life Healthcare Group
Holdings Ltd. 451,600 331,415
Max Healthcare Institute
Ltd. 11,750 129,423
Medikaloka Hermina Tbk.
PT(a) 367,500 30,625

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Meinian Onehealth
Healthcare Holdings
Co. Ltd., Class A 9,400 $ 4,773
Metropolis Healthcare
Ltd.(a) 1,104 27,939
Middle East Healthcare
Co.* 1,555 32,742
Mitra Keluarga
Karyasehat Tbk. PT(a) 100,200 18,610
MLP Saglik Hizmetleri
A/S, Class B*(a) 3,216 35,719
Mouwasat Medical
Services Co. 1,776 57,087
Narayana Hrudayalaya
Ltd.*(a) 1,200 18,005
National Medical Care Co. 506 27,863
Netcare Ltd.(b) 428,300 306,076
New Horizon Health
Ltd.*‡(a)(b) 4,000 6,645
Odontoprev SA 9,490 19,004
Rainbow Children's
Medicare Ltd. 2,496 35,312
Ramkhamhaeng Hospital
PCL, NVDR 9,300 7,566
Rede D'Or Sao Luiz SA(a) 25,000 122,020
Saudi Chemical Co.
Holding 7,297 21,977
Selcuk Ecza Deposu
Ticaret ve Sanayi A/S 40,450 70,674
Shanghai
Pharmaceuticals
Holding Co. Ltd.,
Class A 4,700 12,616
Shanghai
Pharmaceuticals
Holding Co. Ltd., Class
H 24,000 36,006
Sikarin PCL, NVDR 44,000 12,097
Siloam International
Hospitals Tbk. PT 24,000 4,103
Sinopharm Group Co.
Ltd., Class H 40,000 94,009
Thonburi Healthcare
Group PCL, NVDR 9,300 7,044
Topchoice Medical Corp.,
Class A 700 4,317
Universal Vision
Biotechnology Co. Ltd. 2,226 15,170
2,740,639
Health Care Technology -
0 .0% (d)
Lunit, Inc.* 288 8,179
Investments Shares Value
Hotels, Restaurants & Leisure -
1 .5%
Abu Dhabi National Hotels 240,502 $ 40,531
Alsea SAB de CV 9,840 29,709
Ambassador Hotel (The) 7,800 16,991
Americana Restaurants
International plc 48,650 40,928
Ananti, Inc.* 23,400 95,521
Asset World Corp. PCL,
NVDR 171,900 17,554
Atour Lifestyle Holdings
Ltd., ADR(b) 1,976 33,078
Bloomberry Resorts
Corp.* 93,100 13,189
Central Plaza Hotel PCL 1,600 1,852
Central Plaza Hotel PCL,
NVDR 5,700 6,596
Chalet Hotels Ltd.* 2,891 29,126
China Travel International
Investment Hong Kong
Ltd. 122,000 17,179
Devyani International
Ltd.* 8,064 17,272
DoubleUGames Co. Ltd. 3,600 121,591
Easy Trip Planners Ltd. 16,003 7,901
EIH Ltd. 4,500 23,685
Erawan Group PCL (The),
NVDR 137,100 14,616
Genting Bhd. 50,000 51,475
Genting Malaysia Bhd. 105,000 59,419
Grand Korea Leisure Co.
Ltd. 1,323 11,570
H World Group Ltd.(b) 40,000 120,584
Haichang Ocean Park
Holdings Ltd.*(a)(b) 54,000 4,908
Haidilao International
Holding Ltd.(a) 37,164 60,418
Hana Tour Service, Inc. 300 11,048
Indian Hotels Co. Ltd.
(The), Class A 18,300 140,328
Jahez International Co.* 3,648 24,599
Jiumaojiu International
Holdings Ltd.(a)(b) 300,000 111,367
Jollibee Foods Corp. 7,840 30,890
Jubilant Foodworks Ltd. 8,112 58,014
Kangwon Land, Inc. 2,240 23,494
Leejam Sports Co. JSC 499 26,600
Lemon Tree Hotels
Ltd.*(a) 19,505 35,076
Lotte Tour Development
Co. Ltd.* 1,961 13,816
Meituan, Class B*(a) 105,000 1,469,086
Minor International PCL,
NVDR 49,500 40,272
MK Restaurants Group
PCL, NVDR 4,800 3,535
OPAP SA 2,650 46,196
Paradise Co. Ltd. 421 3,608

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Sapphire Foods India
Ltd.* 800 $ 15,783
Seera Group Holding* 3,046 20,134
Smartfit Escola de
Ginastica e Danca SA 4,800 18,002
Tongcheng Travel
Holdings Ltd.(a)(b) 19,200 33,475
Travellers International
Hotel Group, Inc.*‡ 209,900 —
TravelSky Technology
Ltd., Class H 10,000 11,278
Trip.com Group Ltd.* 10,600 458,356
Tsogo Sun Ltd.(b) 175,450 108,600
Westlife Foodworld Ltd. 3,000 29,692
Wowprime Corp. 3,259 20,871
Yum China Holdings, Inc. 6,850 207,144
Zomato Ltd.* 124,900 342,276
4,139,233
Household Durables -
0 .7%
Amber Enterprises India
Ltd.* 400 20,707
Arcelik A/S 5,782 29,338
Bajaj Electricals Ltd. 2,173 25,919
Beijing Roborock
Technology Co. Ltd.,
Class A 484 21,072
Coway Co. Ltd. 1,500 67,877
Crompton Greaves
Consumer Electricals
Ltd. 12,850 69,277
Cury Construtora e
Incorporadora SA 40,000 157,092
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 90,000 310,309
Dixon Technologies India
Ltd.(a) 689 99,624
Eureka Forbes Ltd.* 1,960 11,847
Gree Electric Appliances,
Inc. of Zhuhai, Class A 15,000 83,063
Haier Smart Home Co.
Ltd., Class A 10,400 39,271
Haier Smart Home Co.
Ltd., Class H 41,400 135,933
Hanssem Co. Ltd. 303 13,953
Hisense Home Appliances
Group Co. Ltd., Class
H(b) 4,000 12,929
LG Electronics, Inc. 3,050 230,398
LG Electronics, Inc.
(Preference) 584 20,446
Merry Electronics Co. Ltd. 5,800 21,704
Investments Shares Value
Household Durables
(continued)
Nien Made Enterprise
Co. Ltd. 3,000 $ 36,279
PIK-Spetsializirovannyy
Zastroyshchik PAO*‡ 4,646 —
Shenzhen MTC Co. Ltd.,
Class A 9,600 6,708
Skyworth Group Ltd.(b) 400,000 145,417
Taiwan Sakura Corp. 5,000 14,801
TCL Electronics Holdings
Ltd. 250,000 165,451
TTK Prestige Ltd.* 1,825 21,023
Vestel Beyaz Esya Sanayi
ve Ticaret A/S 18,669 11,288
Vestel Elektronik Sanayi
ve Ticaret A/S* 49,100 104,768
Whirlpool of India Ltd. 674 17,263
1,893,757
Household Products -
0 .0% (d)
Blue Moon Group
Holdings Ltd.(a) 48,000 12,412
Jyothy Labs Ltd. 6,860 43,161
Kimberly-Clark de Mexico
SAB de CV, Class A 25,000 44,470
Unilever Indonesia Tbk.
PT 75,200 11,285
111,328
Independent Power and Renewable Electricity Producers
-
1 .7%
Aboitiz Power Corp. 34,200 19,363
ACEN Corp. 100,197 9,423
ACWA Power Co. 2,581 271,728
Adani Green Energy Ltd.* 7,050 155,535
Adani Power Ltd.* 31,050 272,364
AES Brasil Energia SA 9,600 19,174
Akfen Yenilenebilir Enerji
A/S* 114,200 82,502
Aksa Enerji Uretim A/S,
Class B 3,760 4,688
Auren Energia SA 5,000 10,508
B Grimm Power PCL,
NVDR 19,500 11,816
Banpu Power PCL, NVDR 19,300 6,552
BCPG PCL, NVDR 288,300 44,484
Canvest Environmental
Protection Group Co.
Ltd.(a)(b) 200,000 112,647
CECEP Solar Energy Co.
Ltd., Class A 9,600 5,911
CGN New Energy
Holdings Co. Ltd.(b) 400,000 119,304
CGN Power Co. Ltd.,
Class A 44,000 28,493

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
CGN Power Co. Ltd.,
Class H(a) 350,000 $ 142,921
China Longyuan Power
Group Corp. Ltd.,
Class A 18,300 44,085
China Longyuan Power
Group Corp. Ltd.,
Class H 100,000 89,862
China National Nuclear
Power Co. Ltd., Class
A 42,300 64,559
China Power International
Development Ltd.(b) 150,000 70,660
China Resources Power
Holdings Co. Ltd.(b) 60,000 165,131
China Three Gorges
Renewables Group
Co. Ltd., Class A 47,000 31,606
China Yangtze Power Co.
Ltd., Class A 35,000 144,609
CK Power PCL, NVDR 112,600 12,257
Colbun SA 330,818 42,891
Datang International
Power Generation Co.
Ltd., Class A 62,400 25,816
Datang International
Power Generation Co.
Ltd., Class H(b) 128,000 25,724
Electricity Generating
PCL, NVDR 4,900 13,472
Energy Absolute PCL,
NVDR 15,600 1,576
Eneva SA* 20,000 44,686
Engie Brasil Energia SA 5,700 44,600
First Gen Corp. 185,000 54,826
Fujian Funeng Co. Ltd.,
Class A 12,740 18,880
Galata Wind Enerji A/S 75,500 75,111
GD Power Development
Co. Ltd., Class A 42,500 32,697
Global Power Synergy
PCL, NVDR 13,700 15,278
Guangdong Electric
Power Development
Co. Ltd., Class A 4,900 3,221
Guangdong Electric
Power Development
Co. Ltd., Class B 14,400 3,853
Gulf Energy Development
PCL, NVDR 95,000 127,262
Huadian Power
International Corp.
Ltd., Class A 26,500 21,744
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Huadian Power
International Corp.
Ltd., Class H(b) 38,000 $ 19,554
Huaneng Power
International, Inc.,
Class A 24,000 26,401
Huaneng Power
International, Inc.,
Class H 102,000 60,584
Hubei Energy Group Co.
Ltd., Class A 36,400 25,939
Inner Mongolia MengDian
HuaNeng Thermal
Power Corp. Ltd.,
Class A 9,800 5,817
Jaiprakash Power
Ventures Ltd.* 178,320 42,275
Jilin Electric Power Co.
Ltd., Class A 28,800 20,842
JSW Energy Ltd. 12,350 107,380
Malakoff Corp. Bhd. 815,000 148,117
Mega First Corp. Bhd. 20,000 21,069
NHPC Ltd. 57,950 72,700
NLC India Ltd. 8,784 30,199
NTPC Ltd. 93,200 463,057
OGK-2 PJSC*‡ 11,431,280 —
Ratch Group PCL, NVDR 24,500 19,073
Reliance Power Ltd.* 1,016,150 398,553
SDIC Power Holdings Co.
Ltd., Class A 22,700 53,365
Serena Energia SA* 75,000 114,634
Shamal Az-Zour Al-Oula
for the First Phase of
Az-Zour Power Plant
KSC 195,650 103,092
Shanghai Electric Power
Co. Ltd., Class A 10,000 13,007
Shenergy Co. Ltd., Class
A 4,900 5,661
Shenzhen Energy Group
Co. Ltd., Class A 10,600 9,900
Shinfox Energy Co. Ltd. 4,032 19,442
Sichuan Chuantou Energy
Co. Ltd., Class A 9,400 24,362
Terna Energy SA 1,276 26,552
TPI Polene Power PCL,
NVDR 1,083,600 86,335
Unipro PJSC*‡ 5,337,000 —
Wintime Energy Group
Co. Ltd., Class A* 76,800 11,689
Xinyi Energy Holdings
Ltd.(b) 1,000,000 113,927
Zhejiang Zheneng Electric
Power Co. Ltd., Class
A 28,800 26,421

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
Zorlu Enerji Elektrik
Uretim A/S* 49,256 $ 8,137
4,569,903
Industrial Conglomerates -
2 .4%
3M India Ltd. 100 46,920
Aamal Co.* 690,700 150,622
Aboitiz Equity Ventures,
Inc. 68,500 41,598
AG Anadolu Grubu
Holding A/S 3,478 44,774
Alarko Holding A/S 2,646 8,375
Alfa SAB de CV, Class A 95,000 54,612
Alliance Global Group,
Inc. 56,400 8,676
Alpha Dhabi Holding
PJSC* 41,950 138,882
AntarChile SA 3,206 25,788
Apar Industries Ltd. 240 26,455
Astra Industrial Group 693 29,516
Astra International Tbk.
PT 585,000 169,815
Ayala Corp. 7,000 70,329
Bidvest Group Ltd. (The) 9,300 139,746
China Baoan Group Co.
Ltd., Class A 10,400 12,131
CITIC Ltd. 200,000 184,588
CJ Corp. 343 32,961
DMCI Holdings, Inc. 121,000 23,547
Doosan Co. Ltd. 352 44,743
Dubai Investments PJSC 52,704 29,272
Far Eastern New Century
Corp. 100,000 103,438
Fosun International Ltd. 48,000 25,008
Godrej Industries Ltd.* 1,296 14,035
Grupo Carso SAB de CV,
Series A1(b) 10,000 64,303
GS Holdings Corp. 2,000 71,037
GT Capital Holdings, Inc. 2,400 24,257
Hanwha Corp. 1,692 38,344
HAP Seng Consolidated
Bhd. 11,900 11,137
Hong Leong Industries
Bhd. 30,000 74,176
Hosken Consolidated
Investments Ltd.(b) 19,600 200,792
Hyosung Corp. 2,290 76,264
Industries Qatar QSC 58,900 211,755
International Holding Co.
PJSC* 14,700 1,660,103
JG Summit Holdings, Inc. 80,011 38,103
KOC Holding A/S 20,900 135,776
LG Corp. 3,250 204,667
Investments Shares Value
Industrial Conglomerates
(continued)
Lotte Corp. 672 $ 12,056
LT Group, Inc. 98,000 16,536
LX Holdings Corp. 752 3,900
Metlen Energy & Metals
SA 2,856 112,741
Multiply Group PJSC* 69,200 43,332
National Industries Group
Holding SAK 37,648 27,723
Nava Ltd.* 27,350 298,852
Q Holding PJSC* 66,900 56,646
Quinenco SA 8,136 28,261
Reunert Ltd. 62,550 246,882
Samsung C&T Corp. 2,606 293,962
San Miguel Corp. 13,510 23,109
Shanghai Industrial
Holdings Ltd. 150,000 223,886
Siemens Ltd. 1,800 153,343
Sime Darby Bhd. 83,000 46,969
SK Square Co. Ltd.* 1,700 106,439
SK, Inc. 1,100 119,768
SM Investments Corp. 10,000 155,545
Sunway Bhd. 44,700 41,738
Turkiye Sise ve Cam
Fabrikalari A/S 36,850 52,353
6,300,586
Industrial REITs -
0 .6%
Equites Property Fund
Ltd., REIT 259,250 186,550
ESR Kendall Square REIT
Co. Ltd., REIT 3,896 13,965
FIBRA Macquarie Mexico,
REIT(a) 253,550 423,389
Frasers Property Thailand
Industrial Freehold &
Leasehold REIT, REIT 630,000 173,208
Prologis Property Mexico
SA de CV, REIT(b) 16,200 54,086
TF Administradora
Industrial S de RL de
CV, REIT(b) 256,000 550,598
WHA Premium Growth
Freehold & Leasehold
Real Estate
InvestmentTrust, Class
F, REIT 485,000 129,941
1,531,737
Insurance -
2 .6%
Al Rajhi Co. for Co-
operative Insurance* 700 40,710
Allianz Malaysia Bhd. 20,000 95,331
Anadolu Anonim Turk
Sigorta Sirketi* 6,624 20,326

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
BB Seguridade
Participacoes SA 20,000 $ 124,435
BKI Holdings PCL, NVDR 10,000 79,394
Bupa Arabia for
Cooperative Insurance
Co. 1,408 86,464
Caixa Seguridade
Participacoes SA 15,000 38,265
Capital Financial
Indonesia Tbk. PT* 156,800 4,725
Cathay Financial Holding
Co. Ltd. 284,050 539,237
Central Reinsurance Co.
Ltd. 122,800 99,189
China Development
Financial Holding
Corp. 316,400 154,975
China Life Insurance Co.
Ltd., Class H 150,000 208,525
China Pacific Insurance
Group Co. Ltd., Class
A 19,500 79,732
China Pacific Insurance
Group Co. Ltd., Class
H 70,000 186,380
China Taiping Insurance
Holdings Co. Ltd. 31,800 33,909
Co. for Cooperative
Insurance (The) 1,216 46,671
DB Insurance Co. Ltd. 1,200 96,314
Dhipaya Group Holdings
PCL, NVDR 125,000 99,067
Discovery Ltd. 14,200 111,469
Fubon Financial Holding
Co. Ltd. 250,000 670,824
Hanwha Life Insurance
Co. Ltd. 12,318 27,870
HDFC Life Insurance Co.
Ltd.(a) 19,350 165,354
Hyundai Marine & Fire
Insurance Co. Ltd. 1,262 33,045
ICICI Lombard General
Insurance Co. Ltd.(a) 4,550 109,108
ICICI Prudential Life
Insurance Co. Ltd.(a) 5,670 49,838
Korean Reinsurance Co. 38,750 233,893
LPI Capital Bhd. 4,900 13,310
Max Financial Services
Ltd.* 5,050 67,069
Mercuries & Associates
Holding Ltd.* 217,550 131,046
Mercuries Life Insurance
Co. Ltd.* 92,750 21,727
Momentum Group Ltd. 41,582 61,306
Investments Shares Value
Insurance
(continued)
New China Life Insurance
Co. Ltd., Class A 4,700 $ 20,791
New China Life Insurance
Co. Ltd., Class H 25,000 48,771
Old Mutual Ltd. 130,900 88,652
OUTsurance Group Ltd. 10,487 27,844
PB Fintech Ltd.* 5,300 91,974
People's Insurance Co.
Group of China Ltd.
(The), Class H 229,000 77,096
PICC Property & Casualty
Co. Ltd., Class H 200,000 262,161
Ping An Insurance Group
Co. of China Ltd.,
Class A 25,100 147,814
Ping An Insurance Group
Co. of China Ltd.,
Class H(b) 179,000 782,495
Porto Seguro SA 5,000 27,066
Qatar Insurance Co. SAQ 81,900 47,237
Qualitas Controladora
SAB de CV 5,000 46,091
Samsung Fire & Marine
Insurance Co. Ltd. 900 243,508
Samsung Life Insurance
Co. Ltd. 2,600 182,241
Sanlam Ltd. 49,750 223,026
Santam Ltd. 723 12,836
SBI Life Insurance Co.
Ltd.(a) 8,050 168,603
Shin Kong Financial
Holding Co. Ltd.* 324,344 107,062
Shinkong Insurance Co.
Ltd. 7,450 21,464
Star Health & Allied
Insurance Co. Ltd.* 4,900 35,470
Sunshine Insurance
Group Co. Ltd. 775,000 283,730
Syarikat Takaful Malaysia
Keluarga Bhd. 200,000 162,368
Thai Life Insurance PCL,
NVDR 63,600 13,025
Tongyang Life Insurance
Co. Ltd. 13,669 79,130
ZhongAn Online P&C
Insurance Co. Ltd.,
Class H*(a) 20,000 34,204
6,964,167
Interactive Media & Services -
3 .0%
Autohome, Inc., Class A 5,000 31,042
Baidu, Inc., Class A* 65,000 729,711
Dear U Co. Ltd.* 423 7,527
Hello Group, Inc., ADR(b) 48,050 324,337
Info Edge India Ltd. 1,650 138,482
JOYY, Inc., ADR 1,092 36,353

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Interactive Media & Services
(continued)
Kakao Corp. 5,100 $ 145,212
Kuaishou Technology*(a) 55,000 308,372
Meitu, Inc.(a)(b) 48,000 15,545
NAVER Corp. 2,850 360,196
SOOP Co. Ltd. 275 20,674
Tencent Holdings Ltd. 121,500 5,633,295
Weibo Corp., Class A(b) 31,000 243,056
7,993,802
IT Services -
1 .7%
Al Moammar Information
Systems Co.* 505 24,631
Arabian Internet &
Communications
Services Co. 384 30,070
Chinasoft International
Ltd. 78,000 38,041
Coforge Ltd. 1,350 101,667
Cyient Ltd. 1,392 29,207
Elm Co. 549 133,742
GDS Holdings Ltd., Class
A* 14,700 20,059
Happiest Minds
Technologies Ltd. 2,940 28,556
HCL Technologies Ltd. 21,000 411,980
Hyundai Autoever Corp. 94 11,218
Infosys Ltd. 80,650 1,799,553
LTIMindtree Ltd.(a) 1,850 125,018
Mphasis Ltd. 1,296 44,772
Perfect Presentation For
Commercial Services
Co.* 3,500 14,982
Persistent Systems Ltd. 1,874 108,155
Posco DX Co. Ltd. 816 17,129
Samsung SDS Co. Ltd. 1,200 128,651
Sonata Software Ltd. 5,490 48,314
Systex Corp. 8,208 30,465
Tata Consultancy
Services Ltd. 19,700 1,031,801
Tata Technologies Ltd. 1,650 19,694
Tech Mahindra Ltd. 13,850 257,121
Wipro Ltd. 28,350 176,746
Zensar Technologies Ltd. 2,950 27,952
4,659,524
Leisure Products -
0 .1%
Ferretti SpA 50,000 150,090
Fusheng Precision Co.
Ltd. 3,950 34,369
Giant Manufacturing Co.
Ltd. 5,181 37,356
Johnson Health Tech Co.
Ltd. 2,000 6,936
Investments Shares Value
Leisure Products
(continued)
Merida Industry Co. Ltd. 2,745 $ 20,878
Topkey Corp. 24,100 136,740
386,369
Life Sciences Tools & Services -
0 .2%
Divi's Laboratories Ltd. 2,850 167,578
EirGenix, Inc.* 6,144 16,374
Genscript Biotech
Corp.*(b) 8,000 12,739
LigaChem Biosciences,
Inc.* 816 50,083
Peptron, Inc.* 672 32,215
Samsung Biologics Co.
Ltd.*(a) 350 238,460
Syngene International
Ltd.(a) 4,200 40,521
WuXi AppTec Co. Ltd.,
Class A 4,760 28,019
WuXi AppTec Co. Ltd.,
Class H(a)(b) 5,218 21,408
607,397
Machinery -
1 .2%
Action Construction
Equipment Ltd. 1,488 24,763
AIA Engineering Ltd. 600 33,117
Airtac International Group 3,000 76,392
Ashok Leyland Ltd. 24,550 75,381
BEML Ltd. 450 24,536
China CSSC Holdings
Ltd., Class A* 10,300 58,405
China International Marine
Containers Group Co.
Ltd., Class A 9,600 10,534
China International Marine
Containers Group Co.
Ltd., Class H 9,400 7,316
Cochin Shipyard Ltd.(a) 1,450 45,375
Craftsman Automation
Ltd. 343 22,898
Creative & Innovative
System* 2,703 18,534
CSBC Corp. Taiwan* 29,992 15,329
Cummins India Ltd. 2,424 111,528
Doosan Bobcat, Inc. 1,300 38,903
Doosan Robotics, Inc.* 336 17,377
Elgi Equipments Ltd. 3,360 27,802
Escorts Kubota Ltd. 564 28,112
Grindwell Norton Ltd. 771 23,836
Haitian International
Holdings Ltd. 15,000 43,491
Hanwha Ocean Co. Ltd.* 2,050 45,489
HD Hyundai Construction
Equipment Co. Ltd. 3,850 166,388

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
HD Hyundai Heavy
Industries Co. Ltd.* 282 $ 43,219
HD Hyundai Infracore Co.
Ltd. 3,822 22,126
HD Hyundai Mipo* 400 34,138
HD Korea Shipbuilding &
Offshore Engineering
Co. Ltd.* 1,350 202,978
Hiwin Technologies Corp. 5,535 33,762
Hyundai Elevator Co. Ltd. 676 20,942
Hyundai Rotem Co. Ltd. 1,175 41,734
Jiangsu Hengli Hydraulic
Co. Ltd., Class A 2,000 12,675
Jupiter Wagons Ltd. 4,848 35,279
Kaori Heat Treatment Co.
Ltd. 2,214 23,676
Kenmec Mechanical
Engineering Co. Ltd. 8,075 24,345
Kinik Co. 2,800 26,492
Kirloskar Brothers Ltd. 700 20,374
Kirloskar Oil Engines Ltd. 3,216 47,405
KSB Ltd. 2,695 30,953
Lakshmi Machine Works
Ltd. 150 28,009
Marcopolo SA 70,000 58,326
Marcopolo SA
(Preference) 229,800 246,762
Ningbo Deye Technology
Co. Ltd., Class A 1,260 16,911
Otokar Otomotiv ve
Savunma Sanayi A/S 1,440 26,551
Pentamaster Corp. Bhd. 30,600 32,568
People & Technology,
Inc.* 6,100 241,031
Rainbow Robotics* 144 14,622
Sam Engineering &
Equipment M Bhd. 4,700 5,831
Samsung Heavy
Industries Co. Ltd.* 11,450 97,388
Sany Heavy Equipment
International Holdings
Co. Ltd. 12,000 7,204
Sany Heavy Industry Co.
Ltd., Class A 20,000 44,693
Schaeffler India Ltd. 846 43,118
SFA Engineering Corp. 5,550 101,990
Shanghai Zhenhua Heavy
Industries Co. Ltd.,
Class B* 4,800 1,042
Shin Zu Shing Co. Ltd. 5,760 36,975
Shuangliang Eco-Energy
Systems Co. Ltd.,
Class A 15,600 9,584
Sinotruk Hong Kong Ltd. 25,000 65,764
SK oceanplant Co. Ltd.* 1,219 11,245
Investments Shares Value
Machinery
(continued)
SKF India Ltd. 385 $ 25,765
Sunonwealth Electric
Machine Industry Co.
Ltd. 5,022 14,530
Thermax Ltd. 576 34,891
Tian Di Science &
Technology Co. Ltd.,
Class A 4,900 3,939
Timken India Ltd. 329 16,770
Titagarh Rail System Ltd. 2,400 46,718
Turk Traktor ve Ziraat
Makineleri A/S 1,352 31,625
UWC Bhd.* 20,400 12,788
Vesuvius India Ltd. 336 20,740
Waffer Technology Corp. 5,280 11,967
Weichai Power Co. Ltd.,
Class A 25,000 47,737
Weichai Power Co. Ltd.,
Class H 50,000 79,877
XCMG Construction
Machinery Co. Ltd.,
Class A 28,800 26,102
Yangzijiang Shipbuilding
Holdings Ltd. 75,000 150,830
Zhejiang Sanhua
Intelligent Controls Co.
Ltd., Class A 4,800 12,234
Zhengzhou Coal Mining
Machinery Group Co.
Ltd., Class A 10,400 17,513
Zhengzhou Coal Mining
Machinery Group Co.
Ltd., Class H 10,000 11,073
Zhuzhou CRRC Times
Electric Co. Ltd., Class
H(b) 11,800 43,578
Zoomlion Heavy
Industry Science and
Technology Co. Ltd.,
Class A 17,700 16,483
Zoomlion Heavy
Industry Science and
Technology Co. Ltd.,
Class H 29,200 16,484
3,266,862
Marine Transportation -
0 .5%
Cia Sud Americana de
Vapores SA 402,367 27,565
COSCO SHIPPING
Holdings Co. Ltd.,
Class A 35,300 64,230
COSCO SHIPPING
Holdings Co. Ltd.,
Class H 75,000 106,951

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation
(continued)
Evergreen Marine Corp.
Taiwan Ltd. 29,750 $ 154,316
Far-Eastern Shipping Co.
plc*‡ 302,500 —
Gulf Navigation Holding
PJSC* 14,976 24,423
HMM Co. Ltd. 6,650 87,910
Korea Line Corp.* 61,350 96,476
MISC Bhd. 70,000 133,921
Orient Overseas
International Ltd.(b) 3,500 49,418
Pan Ocean Co. Ltd. 6,321 17,791
Qatar Navigation QSC 31,300 101,869
Shanghai Zhonggu
Logistics Co. Ltd.,
Class A 7,252 8,850
Shipping Corp. of India
Ltd. 56,250 192,609
Taiwan Navigation Co.
Ltd. 82,334 84,664
Transcoal Pacific Tbk. PT 14,100 6,786
U-Ming Marine Transport
Corp. 14,000 21,977
Wan Hai Lines Ltd. 28,150 66,714
Wisdom Marine Lines Co.
Ltd. 11,898 25,700
Yang Ming Marine
Transport Corp. 34,900 67,315
1,339,485
Media -
0 .4%
Affle India Ltd.* 1,450 26,152
Arabian Contracting
Services Co.* 240 14,457
Cheil Worldwide, Inc. 1,392 17,947
China Literature Ltd.*(a)
(b) 10,400 33,748
China South Publishing &
Media Group Co. Ltd.,
Class A 9,600 15,688
Chinese Universe
Publishing and Media
Group Co. Ltd., Class
A 4,800 8,654
Elang Mahkota Teknologi
Tbk. PT 201,600 5,059
Focus Media Information
Technology Co. Ltd.,
Class A 38,100 30,577
Grupo Televisa SAB,
Series CPO(b) 918,800 405,879
Innocean Worldwide, Inc. 7,050 101,237
Megacable Holdings SAB
de CV 20,200 47,479
Investments Shares Value
Media
(continued)
MultiChoice Group* 7,200 $ 43,260
Network18 Media &
Investments Ltd.* 9,120 10,696
Saudi Research & Media
Group* 605 42,054
Sun TV Network Ltd. 1,950 20,988
VGI PCL, NVDR* 2,560,000 117,066
Zee Entertainment
Enterprises Ltd.* 18,512 32,870
973,811
Metals & Mining -
4 .0%
Adaro Minerals Indonesia
Tbk. PT* 120,400 9,922
African Rainbow Minerals
Ltd.(b) 3,744 44,456
Al Masane Al Kobra
Mining Co. 1,403 22,212
Alrosa PJSC‡ 85,800 —
Aluminum Corp. of China
Ltd., Class A 19,600 18,713
Aluminum Corp. of China
Ltd., Class H 100,000 56,068
Amman Mineral
Internasional PT* 200,000 145,449
Aneka Tambang Tbk. 201,400 16,288
Angang Steel Co. Ltd.,
Class H*(b) 38,000 5,886
Anglo American Platinum
Ltd.(b) 1,500 58,256
APL Apollo Tubes Ltd. 3,429 60,837
Baoshan Iron & Steel Co.
Ltd., Class A 60,000 56,455
Beijing Shougang Co.
Ltd., Class A 10,600 4,092
Borusan Birlesik Boru
Fabrikalari Sanayi ve
Ticaret A/S* 720 9,128
Bradespar SA
(Preference) 80,000 262,103
Bumi Resources Minerals
Tbk. PT* 1,235,000 11,925
CAP SA* 21,600 121,391
Century Iron & Steel
Industrial Co. Ltd. 2,544 16,988
China Gold International
Resources Corp. Ltd.* 4,900 26,720
China Hongqiao Group
Ltd. 75,000 93,510
China Metal Products* 89,950 119,039
China Metal Recycling
Holdings Ltd.*‡(b) 51,000 —
China Nonferrous Mining
Corp. Ltd.(b) 50,000 35,586

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
China Northern Rare
Earth Group High-Tech
Co. Ltd., Class A 9,300 $ 22,494
China Steel Corp. 234,050 165,195
China Zhongwang
Holdings Ltd.*‡ 699,600 —
Chun Yuan Steel Industry
Co. Ltd. 159,400 89,957
Chung Hung Steel Corp. 23,000 14,974
Cia Siderurgica Nacional
SA 20,000 41,962
Citic Pacific Special Steel
Group Co. Ltd., Class
A 10,600 18,261
CMOC Group Ltd., Class
A 43,200 44,652
CMOC Group Ltd., Class
H 51,000 40,672
CSN Mineracao SA 9,600 8,695
Dongkuk Steel Mill Co.
Ltd. 9,850 64,462
DRDGOLD Ltd. 10,054 10,252
East Pipes Integrated Co.
for Industry* 289 12,124
Eregli Demir ve Celik
Fabrikalari TAS 41,200 69,744
EVERGREEN Steel Corp. 6,672 24,764
Ezz Steel Co. SAE* 75,744 128,266
Feng Hsin Steel Co. Ltd. 15,408 37,219
GEM Co. Ltd., Class A 28,800 24,667
Gerdau SA (Preference) 37,764 121,989
Gloria Material
Technology Corp. 8,139 11,650
GMK Norilskiy Nickel
PAO‡ 209,000 —
Godawari Power and
Ispat Ltd. 21,550 289,011
Gold Fields Ltd. 17,550 307,948
Grupo Mexico SAB de
CV, Series B 90,000 507,233
Harmony Gold Mining
Co. Ltd. 15,033 147,113
Henan Shenhuo Coal
Industry & Electricity
Power Co. Ltd., Class
A 9,700 22,079
Hesteel Co. Ltd., Class A 37,600 10,093
Hindalco Industries Ltd. 44,800 358,277
Hindustan Copper Ltd. 6,750 25,927
Hsin Kuang Steel Co. Ltd. 81,750 148,727
Huaibei Mining Holdings
Co. Ltd., Class A 9,400 19,393
Hunan Valin Steel Co.
Ltd., Class A 23,500 15,120
Hyundai Steel Co. 2,152 43,220
Investments Shares Value
Metals & Mining
(continued)
Impala Platinum Holdings
Ltd. 25,724 $ 131,793
Industrias CH SAB de CV,
Class B, Series B* 1,900 19,081
Industrias Penoles SAB
de CV*(b) 2,585 37,765
Inner Mongolia BaoTou
Steel Union Co. Ltd.,
Class A* 70,500 14,242
Inner Mongolia ERDOS
Resources Co. Ltd.,
Class A 6,272 7,359
Inner Mongolia ERDOS
Resources Co. Ltd.,
Class B 10,388 8,799
Jai Balaji Industries Ltd.* 2,016 22,445
Jiangxi Copper Co. Ltd.,
Class A 9,400 27,899
Jiangxi Copper Co. Ltd.,
Class H(b) 50,000 87,942
Jindal Saw Ltd. 4,128 31,965
Jindal Stainless Ltd. 6,100 53,949
Jindal Steel & Power Ltd. 8,900 105,047
JSW Steel Ltd. 24,700 273,834
Kardemir Karabuk Demir
Celik Sanayi ve Ticaret
A/S, Class A 79,250 57,157
Kardemir Karabuk Demir
Celik Sanayi ve Ticaret
A/S, Class D 258,000 235,634
KG DONGBUSTEEL 16,800 76,877
Kirloskar Ferrous
Industries Ltd. 21,550 193,935
KISWIRE Ltd. 2,850 41,712
Korea Zinc Co. Ltd. 350 123,043
Koza Altin Isletmeleri A/S* 27,440 19,210
Koza Anadolu Metal
Madencilik Isletmeleri
A/S* 57,800 106,399
Kumba Iron Ore Ltd.(b) 1,560 34,070
Lloyds Metals & Energy
Ltd.* 2,064 18,031
Maanshan Iron & Steel
Co. Ltd., Class A* 21,200 5,984
Maanshan Iron & Steel
Co. Ltd., Class H* 22,000 3,070
Magnitogorsk Iron & Steel
Works PJSC‡ 45,174 —
Maharashtra Seamless
Ltd. 1,680 13,034
Merdeka Battery Materials
Tbk. PT* 456,000 16,686
Merdeka Copper Gold
Tbk. PT* 225,762 34,156
Metalurgica Gerdau SA
(Preference) 23,400 44,004
Minsur SA 295,350 379,703

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
MMG Ltd.*(b) 156,000 $ 48,525
Nanjing Iron & Steel Co.
Ltd., Class A 31,200 19,427
National Aluminium Co.
Ltd. 25,680 59,568
Nickel Asia Corp. 1,250,000 71,734
NMDC Ltd. 22,150 63,917
NMDC Steel Ltd.* 33,350 23,198
Northam Platinum
Holdings Ltd. 10,750 84,304
Novolipetsk Steel PJSC‡ 51,150 —
Pangang Group
Vanadium Titanium &
Resources Co. Ltd.,
Class A* 14,100 4,721
PMB Technology Bhd.* 4,700 1,841
Polyus PJSC*‡ 1,155 —
Poongsan Corp. 500 21,209
POSCO Holdings, Inc. 1,950 497,857
Posco M-Tech Co. Ltd. 931 12,402
Press Metal Aluminium
Holdings Bhd. 80,000 93,329
PTC Industries Ltd.* 100 16,616
Qatar Aluminum
Manufacturing Co. 111,124 39,676
Ramkrishna Forgings Ltd. 3,648 37,376
Raspadskaya OJSC*‡ 4,240 —
Ratnamani Metals &
Tubes Ltd.* 576 24,922
Sam-A Aluminum Co. Ltd. 96 3,619
Sarda Energy & Minerals
Ltd. 3,700 11,917
Saudi Arabian Mining Co.* 23,291 267,245
SeAH Besteel Holdings
Corp. 5,850 80,479
SeAH Steel Holdings
Corp. 550 71,629
Severstal PAO‡ 5,995 —
Shandong Gold Mining
Co. Ltd., Class A 5,200 21,168
Shandong Gold Mining
Co. Ltd., Class H(a) 12,250 25,403
Shandong Nanshan
Aluminum Co. Ltd.,
Class A 18,800 9,417
Shanxi Meijin Energy Co.
Ltd., Class A* 9,400 5,723
Shanxi Taigang Stainless
Steel Co. Ltd., Class
A* 15,900 7,898
Shougang Fushan
Resources Group Ltd. 96,000 33,794
Shyam Metalics & Energy
Ltd.* 1,950 17,238
Sibanye Stillwater Ltd.(b) 80,950 92,826
Investments Shares Value
Metals & Mining
(continued)
Steel Authority of India
Ltd. 28,100 $ 51,361
TA Chen Stainless Pipe* 59,800 71,316
Tata Steel Ltd. 160,950 317,810
TCC Steel 240 6,398
Thye Ming Industrial Co.
Ltd. 39,787 91,872
Tianshan Aluminum
Group Co. Ltd., Class
A 24,700 23,514
Tongling Nonferrous
Metals Group Co. Ltd.,
Class A 29,400 12,814
Trimegah Bangun
Persada Tbk. PT 225,600 12,695
Tung Ho Steel Enterprise
Corp. 17,050 38,229
United Co. RUSAL
International PJSC*‡ 75,100 —
Usha Martin Ltd. 6,762 30,669
Usinas Siderurgicas
de Minas Gerais SA
Usiminas (Preference),
Class A 155,000 170,554
Vale Indonesia Tbk. PT* 29,912 6,880
Vale SA 105,000 1,144,780
Vedanta Ltd. 38,700 208,340
VSMPO-AVISMA Corp.
PJSC‡ 53 —
Welspun Corp. Ltd. 5,280 40,403
Western Mining Co. Ltd.,
Class A 4,800 10,706
Western Superconducting
Technologies Co. Ltd.,
Class A 1,052 5,619
Xiamen Tungsten Co.
Ltd., Class A 3,900 9,174
Yieh Phui Enterprise Co.
Ltd. 59,059 27,311
Young Poong Corp. 150 34,265
Yunnan Aluminium Co.
Ltd., Class A 6,300 10,522
Yunnan Copper Co. Ltd.,
Class A 4,800 7,565
Yunnan Tin Co. Ltd.,
Class A 9,600 18,676
Zhaojin Mining Industry
Co. Ltd., Class H 24,500 43,844
Zhejiang Huayou Cobalt
Co. Ltd., Class A 4,840 15,725
Zhongjin Gold Corp. Ltd.,
Class A 15,600 34,666
Zijin Mining Group Co.
Ltd., Class A 35,000 80,296

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Zijin Mining Group Co.
Ltd., Class H(b) 100,000 $ 203,021
10,763,992
Multi-Utilities -
0 .1%
Dubai Electricity & Water
Authority PJSC 177,050 114,723
Power & Water Utility Co.
for Jubail & Yanbu 1,225 20,080
Qatar Electricity & Water
Co. QSC 13,350 56,392
YTL Corp. Bhd. 100,000 74,219
YTL Power International
Bhd. 81,631 82,795
348,209
Office REITs -
0 .1%
AREIT, Inc., REIT 30,000 19,015
Embassy Office Parks
REIT, REIT 8,680 37,598
JR Global Reit, REIT 3,800 10,972
RL Commercial REIT,
Inc., REIT 1,460,000 141,309
Shinhan Alpha REIT Co.
Ltd., REIT 3,773 18,526
227,420
Oil, Gas & Consumable Fuels -
5 .5%
3R Petroleum Oleo E
Gas SA 75,000 359,029
Adaro Energy Indonesia
Tbk. PT 390,100 77,252
ADNOC Logistics &
Services 21,792 27,885
Aegis Logistics Ltd. 2,650 26,257
AKR Corporindo Tbk. PT 140,000 13,044
Aldrees Petroleum and
Transport Services Co. 768 23,090
Bangchak Corp. PCL,
NVDR 14,000 12,372
Bangchak Sriracha PCL,
NVDR 300,000 62,281
Banpu PCL, NVDR 93,200 12,969
Bashneft PJSC‡ 1,305 —
Bashneft PJSC
(Preference)‡ 1,163 —
Bayan Resources Tbk. PT 169,800 178,050
Bharat Petroleum Corp.
Ltd. 57,978 242,392
Bukit Asam Tbk. PT 106,000 17,471
Bumi Resources Tbk. PT* 5,042,100 23,257
CGN Mining Co. Ltd.* 25,000 7,008
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Chennai Petroleum Corp.
Ltd. 16,000 $ 190,510
China Coal Energy Co.
Ltd., Class A* 16,100 26,622
China Coal Energy Co.
Ltd., Class H(b) 51,000 51,705
China Merchants Energy
Shipping Co. Ltd.,
Class A 14,100 15,218
China Petroleum &
Chemical Corp., Class
A 130,000 116,742
China Petroleum &
Chemical Corp., Class
H 700,000 449,821
China Shenhua Energy
Co. Ltd., Class A 15,000 82,503
China Shenhua Energy
Co. Ltd., Class H 100,000 416,667
China Suntien Green
Energy Corp. Ltd.,
Class H 50,000 21,441
Coal India Ltd. 64,100 399,779
Cosan SA 35,000 82,783
COSCO SHIPPING
Energy Transportation
Co. Ltd., Class A 8,600 18,326
COSCO SHIPPING
Energy Transportation
Co. Ltd., Class H(b) 12,000 14,409
Dana Gas PJSC* 1,844,450 343,983
Ecopetrol SA 149,450 80,082
Empresas Copec SA 11,750 81,579
Enauta Participacoes SA* 30,000 114,847
Exxaro Resources Ltd. 6,250 66,952
Formosa Petrochemical
Corp. 20,736 40,627
Gazprom PJSC*‡ 412,500 —
Great Eastern Shipping
Co. Ltd. (The) 33,750 559,344
Guanghui Energy Co.
Ltd., Class A 15,100 12,724
Guangzhou Development
Group, Inc., Class A 26,000 22,233
Gujarat Mineral
Development Corp.
Ltd. 3,024 14,472
Harum Energy Tbk. PT* 850,000 62,208
HD Hyundai Co. Ltd. 1,150 70,082
Helleniq Energy Holdings
SA(b) 1,316 10,538
Hibiscus Petroleum Bhd. 291,880 153,103
Hindustan Petroleum
Corp. Ltd. 27,900 130,705
Indian Oil Corp. Ltd. 109,950 238,563
Indo Tambangraya Megah
Tbk. PT 130,000 210,271

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Inner Mongolia Dian Tou
Energy Corp. Ltd.,
Class A 10,200 $ 26,703
Inner Mongolia Yitai Coal
Co. Ltd., Class B 32,100 58,197
IRPC PCL, NVDR 401,800 16,570
Jinneng Holding Shanxi
Coal Industry Co. Ltd.,
Class A 4,900 10,170
Jizhong Energy
Resources Co. Ltd.,
Class A 4,800 3,766
Kinetic Development
Group Ltd. 700,000 95,878
LUKOIL PJSC‡ 12,265 —
Mangalore Refinery &
Petrochemicals Ltd. 5,520 14,537
Medco Energi
Internasional Tbk. PT 178,600 14,499
MOL Hungarian Oil &
Gas plc 9,850 76,760
Motor Oil Hellas Corinth
Refineries SA 1,678 42,707
Nanjing Tanker Corp.,
Class A* 9,800 4,529
Novatek PJSC‡ 20,020 —
Oil & Natural Gas Corp.
Ltd. 120,450 480,771
Oil India Ltd. 19,335 133,370
Petrindo Jaya Kreasi Tbk.
PT* 24,000 12,509
PetroChina Co. Ltd.,
Class H 600,000 523,041
Petroleo Brasileiro SA 105,000 754,146
Petroleo Brasileiro SA
(Preference) 130,000 860,342
Petronas Dagangan Bhd. 4,900 18,920
Petronet LNG Ltd. 20,850 91,763
Petroreconcavo SA 45,000 164,469
Pingdingshan Tianan
Coal Mining Co. Ltd.,
Class A 9,800 14,238
PRIO SA 25,000 212,507
PTT Exploration &
Production PCL 469 1,934
PTT Exploration &
Production PCL,
NVDR 44,531 183,646
PTT PCL, NVDR 235,000 210,969
Qatar Fuel QSC 22,750 92,100
Qatar Gas Transport Co.
Ltd. 69,350 85,711
Rabigh Refining &
Petrochemical Co.* 10,752 20,232
Reliance Industries Ltd. 80,700 2,901,937
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Rosneft Oil Co. PJSC‡ 72,122 $ —
Rosneft Oil Co. PJSC,
GDR*‡(a)(e) 1,920 —
Saudi Arabian Oil Co.(a) 114,956 845,648
Semirara Mining & Power
Corp., Class A 42,200 24,181
Shaanxi Coal Industry Co.
Ltd., Class A 25,000 80,911
Shan Xi Hua Yang Group
New Energy Co. Ltd.,
Class A 7,050 6,994
Shanxi Coking Coal
Energy Group Co. Ltd.,
Class A 9,400 10,770
Shanxi Lu'an
Environmental Energy
Development Co. Ltd.,
Class A 10,000 21,516
Sinopec Kantons Holdings
Ltd. 300,000 163,210
SK Discovery Co. Ltd. 3,200 88,789
SK Gas Ltd. 48 6,248
SK Innovation Co. Ltd.* 1,700 128,665
S-Oil Corp. 1,389 68,504
Star Petroleum Refining
PCL, NVDR* 33,500 7,237
Surgutneftegas PJSC‡ 319,000 —
Surgutneftegas PJSC
(Preference)‡ 225,500 —
Tatneft PJSC‡ 22,094 —
Tatneft PJSC, ADR*‡ 4,806 —
Tatneft PJSC
(Preference)‡ 3,870 —
Thai Oil PCL, NVDR 35,002 49,589
Thungela Resources Ltd. 42,800 284,286
Transneft PJSC
(Preference)‡ 5,500 —
Turkiye Petrol Rafinerileri
A/S 23,600 116,395
Ultrapar Participacoes SA 20,000 78,581
United Tractors Tbk. PT 40,000 63,469
Vista Energy SAB de CV,
ADR* 2,200 99,132
Yancoal Australia Ltd.
(a)(b) 9,400 42,777
Yankuang Energy Group
Co. Ltd., Class A 10,335 21,451
Yankuang Energy Group
Co. Ltd., Class H(b) 89,699 117,119
14,633,589
Paper & Forest Products -
0 .4%
Century Plyboards India
Ltd. 3,256 27,523
Century Textiles &
Industries Ltd. 1,050 29,288

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Paper & Forest Products
(continued)
Chung Hwa Pulp Corp.* 16,800 $ 10,452
Dexco SA 105,000 135,784
Dongwha Enterprise Co.
Ltd.* 1,102 10,918
Empresas CMPC SA 25,861 44,778
Indah Kiat Pulp & Paper
Tbk. PT 87,500 44,934
Lee & Man Paper
Manufacturing Ltd.(b) 800,000 247,824
Longchen Paper &
Packaging Co. Ltd.* 266,200 112,975
Nine Dragons Paper
Holdings Ltd.* 55,000 21,473
Pabrik Kertas Tjiwi Kimia
Tbk. PT 415,000 205,458
Sappi Ltd. 16,314 47,710
Shandong Sun Paper
Industry JSC Ltd.,
Class A 13,900 26,311
Shihlin Paper Corp.* 9,648 17,494
Suzano SA 20,000 190,562
YFY, Inc. 22,472 20,407
1,193,891
Passenger Airlines -
0 .4%
Aegean Airlines SA(b) 1,056 13,141
Aeroflot PJSC*‡ 74,029 —
Air Arabia PJSC 66,300 47,473
Asiana Airlines, Inc.* 12,600 91,337
Bangkok Airways PCL,
NVDR 39,100 23,036
China Airlines Ltd. 61,000 42,591
China Eastern Airlines
Corp. Ltd., Class A* 14,300 7,895
China Eastern Airlines
Corp. Ltd., Class H*(b) 46,000 12,012
China Southern Airlines
Co. Ltd., Class A* 14,100 11,550
China Southern Airlines
Co. Ltd., Class H* 24,000 8,817
Eva Airways Corp. 82,300 86,256
Hainan Airlines Holding
Co. Ltd., Class A* 67,200 10,228
Hanjin Kal Corp. 816 40,837
InterGlobe Aviation
Ltd.*(a) 3,350 178,933
Jazeera Airways Co.
KSCP 4,053 12,283
Jeju Air Co. Ltd.* 13,550 94,582
Jin Air Co. Ltd.* 7,800 59,545
Korean Air Lines Co. Ltd. 5,200 80,261
Latam Airlines Group SA 7,263,077 89,631
Pegasus Hava
Tasimaciligi A/S* 5,283 35,741
Investments Shares Value
Passenger Airlines
(continued)
Turk Hava Yollari AO* 20,035 $ 175,024
1,121,173
Personal Care Products -
0 .6%
Amorepacific Corp. 661 87,237
AMOREPACIFIC Group 611 13,802
APR Corp.* 100 18,195
Colgate-Palmolive India
Ltd. 2,600 105,955
Cosmax, Inc. 144 16,202
Dabur India Ltd. 13,650 103,636
EIS Eczacibasi Ilac ve
Sinai ve Finansal
Yatirimlar Sanayi ve
Ticaret A/S 5,880 9,625
Emami Ltd. 3,696 36,062
Giant Biogene Holding
Co. Ltd.(a) 10,000 51,843
Gillette India Ltd. 192 17,943
Godrej Consumer
Products Ltd. 8,100 139,380
Grape King Bio Ltd. 4,752 20,601
Hengan International
Group Co. Ltd. 25,000 78,085
Hindustan Unilever Ltd. 17,600 568,735
Hyundai Bioscience Co.
Ltd.* 576 7,966
Industri Jamu Dan
Farmasi Sido Muncul
Tbk. PT 456,000 20,332
Kolmar Korea Co. Ltd. 240 11,279
LG H&H Co. Ltd. 144 36,817
LG H&H Co. Ltd.
(Preference) 43 4,850
Microbio Co. Ltd.* 1,580 1,944
Natura & Co. Holding SA 14,958 39,507
Procter & Gamble
Hygiene & Health Care
Ltd. 256 51,686
Raymond Lifestyle Ltd.*‡ 1,052 19,633
Sarantis SA 1,666 19,795
TCI Co. Ltd. 1,000 4,366
1,485,476
Pharmaceuticals -
1 .6%
Ajanta Pharma Ltd. 576 18,541
Alembic Pharmaceuticals
Ltd. 2,000 28,175
Alkem Laboratories Ltd. 1,350 85,608
Aspen Pharmacare
Holdings Ltd. 11,500 159,219
Asymchem Laboratories
Tianjin Co. Ltd., Class
A 700 7,181

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Aurobindo Pharma Ltd. 6,900 $ 118,187
Beijing Tong Ren Tang
Chinese Medicine Co.
Ltd.(b) 5,000 5,504
Bora Pharmaceuticals Co.
Ltd.* 1,008 25,146
Boryung 11,000 83,494
BrightGene Bio-Medical
Technology Co. Ltd.,
Class A 3,959 14,829
Caplin Point Laboratories
Ltd. 912 17,145
Caregen Co. Ltd. 144 2,364
Celltrion Pharm, Inc.* 142 10,355
Center Laboratories, Inc. 11,446 17,411
Changchun High-Tech
Industry Group Co.
Ltd., Class A 600 7,871
China Medical System
Holdings Ltd. 50,000 41,475
China Resources
Pharmaceutical Group
Ltd.(a) 51,000 34,862
China Shineway
Pharmaceutical Group
Ltd. 100,000 103,303
China Traditional Chinese
Medicine Holdings Co.
Ltd.*(b) 100,000 42,243
Chong Kun Dang
Pharmaceutical Corp. 302 24,458
Cipla Ltd.* 11,050 203,807
Concord Biotech Ltd. 1,056 20,689
CSPC Pharmaceutical
Group Ltd. 182,080 135,651
Daewoong Co. Ltd. 7,350 114,781
Daewoong
Pharmaceutical Co.
Ltd. 49 4,435
Dong-A Socio Holdings
Co. Ltd. 1,100 89,087
DongKook
Pharmaceutical Co.
Ltd. 720 9,225
Dr Reddy's Laboratories
Ltd. 2,650 213,652
Eris Lifesciences Ltd.*(a) 2,150 29,087
Gland Pharma Ltd.*(a) 971 24,836
GlaxoSmithKline
Pharmaceuticals Ltd. 376 12,262
Glenmark
Pharmaceuticals Ltd. 2,400 42,100
Grand Pharmaceutical
Group Ltd. 52,000 29,688
Granules India Ltd. 5,750 43,272
Investments Shares Value
Pharmaceuticals
(continued)
Hanall Biopharma Co.
Ltd.* 576 $ 14,810
Hanmi Pharm Co. Ltd. 150 31,487
Hansoh Pharmaceutical
Group Co. Ltd.(a)(b) 14,000 30,609
HK inno N Corp. 192 5,536
Hua Han Health Industry
Holdings Ltd.*‡ 3,780,000 —
Hypera SA* 10,000 50,949
Ipca Laboratories Ltd. 3,800 59,361
Jamjoom Pharmaceuticals
Factory Co. 480 20,137
JB Chemicals &
Pharmaceuticals Ltd. 1,152 26,480
Jiangsu Hengrui
Pharmaceuticals Co.
Ltd., Class A 10,200 59,574
Joincare Pharmaceutical
Group Industry Co.
Ltd., Class A 4,700 6,868
JW Pharmaceutical Corp. 4,000 92,537
Kalbe Farma Tbk. PT 358,400 35,046
Laurus Labs Ltd.(a) 8,100 44,878
Livzon Pharmaceutical
Group, Inc., Class H 3,930 12,049
Lotus Pharmaceutical Co.
Ltd.* 2,000 16,124
Lupin Ltd. 5,450 124,444
Luye Pharma Group
Ltd.*(a) 24,000 8,571
Mankind Pharma Ltd.* 2,068 50,092
Mezzion Pharma Co. Ltd.* 600 14,098
Natco Pharma Ltd. 2,500 40,648
Oneness Biotech Co.
Ltd.* 4,406 21,246
Oscotec, Inc.* 1,034 31,131
Pfizer Ltd. 341 23,014
Pharmally International
Holding Co. Ltd.*‡ 2,564 —
Piramal Pharma Ltd. 15,800 33,221
Richter Gedeon Nyrt. 4,089 116,547
Sam Chun Dang Pharm
Co. Ltd.* 240 31,849
Sanofi Consumer
Healthcare India Ltd.*‡ 144 6,488
Sanofi India Ltd. 144 11,367
Saudi Pharmaceutical
Industries & Medical
Appliances Corp.* 1,470 11,284
Shanghai Fosun
Pharmaceutical Group
Co. Ltd., Class A 6,900 22,513
Shanghai Fosun
Pharmaceutical Group
Co. Ltd., Class H(b) 19,000 31,569

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Shanghai Shyndec
Pharmaceutical Co.
Ltd., Class A 14,400 $ 24,289
Shenzhen Salubris
Pharmaceuticals Co.
Ltd., Class A 5,200 20,866
Shijiazhuang Yiling
Pharmaceutical Co.
Ltd., Class A 4,700 10,288
Shin Poong
Pharmaceutical Co.
Ltd.* 1,824 15,713
Sichuan Kelun
Pharmaceutical Co.
Ltd., Class A 4,800 19,952
Sino Biopharmaceutical
Ltd. 178,999 64,386
SK Biopharmaceuticals
Co. Ltd.* 330 20,542
SSY Group Ltd. 10,000 4,992
ST Pharm Co. Ltd. 141 9,135
Strides Pharma Science
Ltd. 2,300 29,371
Sun Pharmaceutical
Industries Ltd. 23,050 473,326
Suven Pharmaceuticals
Ltd.* 3,300 39,303
Synmosa Biopharma
Corp. 16,272 20,247
Tianjin Pharmaceutical Da
Re Tang Group Corp.
Ltd., Class S 9,600 22,656
Torrent Pharmaceuticals
Ltd. 2,300 87,127
TTY Biopharm Co. Ltd. 2,575 5,805
United Laboratories
International Holdings
Ltd. (The)(b) 24,000 27,650
YiChang HEC
ChangJiang
Pharmaceutical Co.
Ltd., Class H*(a) 144,600 171,588
Yuhan Corp. 1,151 78,921
Yunnan Baiyao Group Co.
Ltd., Class A 5,000 34,945
Zhangzhou Pientzehuang
Pharmaceutical Co.
Ltd., Class A 600 17,663
Zydus Lifesciences Ltd. 4,658 69,384
4,172,619
Professional Services -
0 .1%
BLS International
Services Ltd. 3,626 15,567
Investments Shares Value
Professional Services
(continued)
Computer Age
Management Services
Ltd. 1,007 $ 54,532
CTOS Digital Bhd. 84,900 26,240
eClerx Services Ltd. 679 19,427
Firstsource Solutions Ltd. 6,900 22,534
L&T Technology Services
Ltd.(a) 510 31,771
My EG Services Bhd. 88,989 19,175
NICE Information Service
Co. Ltd. 11,000 82,695
RITES Ltd. 2,100 17,935
Sporton International, Inc. 3,150 21,514
311,390
Real Estate Management & Development -
2 .9%
Advancetek Enterprise
Co. Ltd.* 111,650 228,599
Aldar Properties PJSC 107,700 216,690
Allos SA 10,000 38,636
Amata Corp. PCL, NVDR 159,300 105,470
Anant Raj Ltd. 3,840 25,458
Arabian Centres Co.(a) 4,032 21,472
Arriyadh Development Co. 2,145 13,652
Ayala Land, Inc. 86,700 43,814
Barwa Real Estate Co. 70,750 54,000
Brigade Enterprises Ltd. 3,200 48,068
Bumi Serpong Damai
Tbk. PT* 2,125,000 135,263
C&D International
Investment Group Ltd.
(b) 32,004 53,668
Cathay Real Estate
Development Co. Ltd. 20,550 19,443
Cencosud Shopping SA 11,750 18,293
Central Pattana PCL,
NVDR 30,700 47,585
China Dili Group*‡ 50,001 —
China Jinmao Holdings
Group Ltd.(b) 1,800,000 142,857
China Merchants Shekou
Industrial Zone
Holdings Co. Ltd.,
Class A 19,600 23,839
China Overseas Land &
Investment Ltd. 100,000 162,058
China Overseas Property
Holdings Ltd. 15,000 9,025
China Resources Land
Ltd. 78,500 235,641
China Resources Mixc
Lifestyle Services Ltd.
(a) 9,800 27,536
China Vanke Co. Ltd.,
Class A 24,000 23,545

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
China Vanke Co. Ltd.,
Class H*(b) 60,000 $ 32,949
Chong Hong Construction
Co. Ltd. 7,150 29,692
Ciputra Development
Tbk. PT 2,885,049 222,678
Commercial Real Estate
Co. KSC 478,050 228,425
Corp. Inmobiliaria Vesta
SAB de CV(b) 15,000 43,928
Country Garden Holdings
Co. Ltd.*‡ 282,000 11,075
Country Garden Services
Holdings Co. Ltd.(b) 52,000 31,352
Dar Al Arkan Real Estate
Development Co.* 7,655 27,626
Delpha Construction Co.
Ltd. 8,965 15,764
DLF Ltd. 16,550 175,751
Eco World Development
Group Bhd. 370,000 142,540
Emaar Development
PJSC 26,438 61,110
Emaar Economic City* 9,847 18,897
Emaar Properties PJSC 178,750 419,987
Fortress Real Estate
Investments Ltd.,
Class B 28,150 26,477
Gemdale Corp., Class A 14,100 6,165
Godrej Properties Ltd.* 2,100 80,750
Greenland Holdings Corp.
Ltd., Class A* 33,600 6,695
Greentown China
Holdings Ltd. 25,000 18,913
Greentown Service Group
Co. Ltd.(a) 500,000 218,894
Hainan Airport
Infrastructure Co. Ltd.,
Class A* 9,800 4,638
Hangzhou Binjiang Real
Estate Group Co. Ltd.,
Class A 4,300 4,843
Hanson International Tbk.
PT*‡ 2,409,275 —
Highwealth Construction
Corp. 50,000 97,353
Hopson Development
Holdings Ltd.*(b) 24,816 9,530
Huaku Development Co.
Ltd. 5,702 28,885
Huang Hsiang
Construction Corp.* 5,050 9,971
Iguatemi SA 78,900 294,231
IOI Properties Group Bhd. 52,800 24,478
KE Holdings, Inc., ADR 11,500 159,275
Investments Shares Value
Real Estate Management & Development
(continued)
KE Holdings, Inc., Class A 10,000 $ 46,467
Kindom Development Co.
Ltd. 12,950 23,836
LAMDA Development SA* 1,368 11,265
Land & Houses PCL,
NVDR 150,800 24,326
Longfor Group Holdings
Ltd.(a)(b) 52,488 68,264
LSR Group PJSC, Class
A‡ 21,295 —
Mabanee Co. KPSC 16,577 45,518
Macrotech Developers
Ltd.(a) 5,450 85,191
Mah Sing Group Bhd. 535,000 218,914
MAS P.L.C.*(b) 162,200 164,507
Matrix Concepts Holdings
Bhd. 275,000 113,723
MBK PCL, NVDR 147,444 67,424
Megaworld Corp. 3,100,000 96,119
Metropolitan Kentjana
Tbk. PT 9,600 15,882
Multiplan
Empreendimentos
Imobiliarios SA* 5,000 21,193
Oberoi Realty Ltd. 2,400 53,384
Onewo, Inc., Class H 5,000 12,340
OSK Holdings Bhd. 320,000 110,045
Pakuwon Jati Tbk. PT 5,090,000 133,354
Parque Arauco SA 224,950 357,120
Phoenix Mills Ltd. (The) 1,666 71,576
Plaza SA 8,634 13,341
Poly Developments and
Holdings Group Co.
Ltd., Class A 31,200 38,077
Prestige Estates Projects
Ltd. 2,208 47,887
Prince Housing &
Development Corp. 50,000 18,938
Pruksa Holding PCL,
NVDR 305,000 76,154
Quality Houses PCL,
NVDR 1,850,000 92,902
Radiance Holdings Group
Co. Ltd.*(a)(b) 200,000 61,444
Red Star Macalline Group
Corp. Ltd., Class A* 14,700 5,227
Redco Properties Group
Ltd.*‡(a) 294,000 8,656
Retal Urban Development
Co., Class A 5,400 17,703
Robinsons Land Corp. 570,000 144,317
Ruentex Development
Co. Ltd. 50,000 77,883
Salhia Real Estate Co.
KSCP 17,090 23,771
Sansiri PCL, NVDR 2,660,000 125,370
Saudi Real Estate Co.* 3,478 20,802

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Seazen Group Ltd.*(b) 900,000 $ 161,290
Seazen Holdings Co. Ltd.,
Class A* 4,700 6,302
Shanghai Jinqiao Export
Processing Zone
Development Co. Ltd.,
Class B 4,800 4,042
Shanghai Lujiazui
Finance & Trade Zone
Development Co. Ltd.,
Class B 4,900 2,269
Shanghai Zhangjiang
High-Tech Park
Development Co. Ltd.,
Class A* 4,700 12,727
Shenzhen Investment
Ltd.(b) 800,000 96,262
Shenzhen Overseas
Chinese Town Co. Ltd.,
Class A* 22,200 6,328
Shoucheng Holdings Ltd. 98,000 15,681
Sichuan Languang
Justbon Services
Group Co. Ltd., Class
H*‡ 26,500 —
SignatureGlobal India
Ltd.* 765 13,596
Sime Darby Property Bhd. 86,400 29,712
Sinic Holdings Group Co.
Ltd.*‡ 318,000 —
SK D&D Co. Ltd. 1 7
SM Prime Holdings, Inc. 195,000 96,205
Sobha Ltd. 900 19,350
SP Setia Bhd. Group 50,000 17,412
Sunac China Holdings
Ltd.*(b) 1,850,000 251,024
Supalai PCL, NVDR 23,800 11,284
Talaat Moustafa Group 19,728 22,833
United Development Co.
QSC 582,650 176,187
UOA Development Bhd. 28,000 11,518
Valor Estate Ltd.* 8,592 21,631
WHA Corp. PCL, NVDR 117,490 17,305
Youngor Fashion Co. Ltd.,
Class A 14,400 14,246
Yuexiu Property Co. Ltd.
(b) 57,079 36,533
Yungshin Construction &
Development Co. Ltd. 1,600 14,116
Zhuhai Huafa Properties
Co. Ltd., Class A 4,900 4,061
 7,722,325
Investments Shares Value
Residential REITs -
0 .0% (d)
Emlak Konut Gayrimenkul
Yatirim Ortakligi A/S,
REIT* 111,256 $ 38,978
Retail REITs -
0 .4%
CPN Retail Growth
Leasehold REIT, REIT 870,100 263,630
Hyprop Investments Ltd.,
REIT(b) 125,800 223,299
IGB REIT, REIT 53,900 22,993
LOTTE Reit Co. Ltd.,
REIT 1,828 5,045
Pavilion REIT, REIT 15,000 4,375
Resilient REIT Ltd.,
REIT(b) 96,500 266,564
Sunway REIT, REIT 53,900 19,005
Vukile Property Fund Ltd.,
REIT(b) 362,670 328,354
1,133,265
Semiconductors & Semiconductor Equipment -
8 .1%
3peak, Inc., Class A* 245 3,048
ADATA Technology Co.
Ltd. 8,352 23,707
Advanced Wireless
Semiconductor Co.* 5,104 16,615
Airoha Technology Corp. 1,250 23,426
Alchip Technologies Ltd. 1,600 127,533
Amlogic Shanghai Co.
Ltd., Class A 1,536 14,034
Andes Technology Corp.* 1,507 17,078
Anji Microelectronics
Technology Shanghai
Co. Ltd., Class A 165 2,624
AP Memory Technology
Corp. 2,224 21,584
Ardentec Corp. 12,672 24,673
ASE Technology Holding
Co. Ltd. 100,000 456,343
ASMedia Technology, Inc. 464 23,503
ASPEED Technology, Inc. 709 88,005
Cambricon Technologies
Corp. Ltd., Class A* 500 18,269
China Resources
Microelectronics Ltd.,
Class A 1,350 7,427
Chipbond Technology
Corp. 21,776 42,200
ChipMOS Technologies,
Inc. 15,504 18,608
D&O Green Technologies
Bhd. 15,300 11,555
Daqo New Energy Corp.,
ADR*(b) 16,900 296,257
DB HiTek Co. Ltd. 988 38,967
Duk San Neolux Co. Ltd.* 423 10,569

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Elan Microelectronics
Corp. 3,378 $ 14,182
Elite Semiconductor
Microelectronics
Technology, Inc. 12,360 31,887
eMemory Technology, Inc. 1,350 94,668
Ennostar, Inc. 7,000 8,731
Eo Technics Co. Ltd. 144 18,377
Episil Technologies, Inc.* 6,292 11,811
Eugene Technology Co.
Ltd. 350 11,643
Everlight Electronics Co.
Ltd. 11,850 28,120
Faraday Technology Corp. 4,154 37,471
Fitipower Integrated
Technology, Inc. 1,488 11,815
Flat Glass Group Co. Ltd.,
Class A 5,200 13,563
Flat Glass Group Co. Ltd.,
Class H(b) 1,000 1,449
FocalTech Systems Co.
Ltd. 9,176 23,059
Formosa Advanced
Technologies Co. Ltd. 13,950 15,703
Formosa Sumco
Technology Corp. 1,000 4,609
Foxsemicon Integrated
Technology, Inc. 2,650 24,549
GCL System Integration
Technology Co. Ltd.,
Class A* 9,800 2,644
GCL Technology Holdings
Ltd.*(b) 550,000 77,445
Global Mixed Mode
Technology, Inc. 2,448 18,619
Global Unichip Corp. 1,432 50,100
Globalwafers Co. Ltd. 5,616 84,744
Grand Process
Technology Corp. 500 23,578
Greatek Electronics, Inc. 7,632 14,326
Gudeng Precision
Industrial Co. Ltd. 1,812 25,165
HAESUNG DS Co. Ltd. 3,750 98,738
Hana Materials, Inc. 318 11,618
Hangzhou First Applied
Material Co. Ltd.,
Class A 5,213 11,195
Hangzhou Silan
Microelectronics Co.
Ltd., Class A* 5,200 15,506
Hanmi Semiconductor
Co. Ltd. 969 92,343
Holtek Semiconductor,
Inc. 5,712 9,245
HPSP Co. Ltd. 768 18,102
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Hua Hong Semiconductor
Ltd.(a)(b) 6,000 $ 15,899
Inari Amertron Bhd. 39,200 32,251
Innox Advanced Materials
Co. Ltd. 4,500 98,220
ISC Co. Ltd. 144 5,156
ITE Technology, Inc. 4,100 18,710
JA Solar Technology Co.
Ltd., Class A 9,992 14,918
JCET Group Co. Ltd.,
Class A 4,800 22,177
Jentech Precision
Industrial Co. Ltd. 1,287 45,419
Jinko Solar Co. Ltd.,
Class A 35,651 36,060
Jusung Engineering Co.
Ltd. 1,152 23,889
King Yuan Electronics
Co. Ltd. 18,480 59,033
Kinsus Interconnect
Technology Corp. 4,000 12,960
Koh Young Technology,
Inc. 1,692 14,232
LEENO Industrial, Inc. 200 29,127
LONGi Green Energy
Technology Co. Ltd.,
Class A 15,248 30,593
LX Semicon Co. Ltd. 3,650 198,838
M31 Technology Corp. 460 15,604
Macronix International
Co. Ltd. 50,000 44,722
Marketech International
Corp. 4,550 20,833
Materials Analysis
Technology, Inc. 1,000 8,092
MediaTek, Inc. 30,500 1,132,035
Montage Technology Co.
Ltd., Class A 3,875 31,956
MPI Corp. 2,428 39,962
Nanya Technology Corp.* 26,600 46,208
NAURA Technology
Group Co. Ltd., Class
A 800 37,924
NEXTIN, Inc. 265 10,779
Novatek Microelectronics
Corp. 12,100 192,525
Nuvoton Technology
Corp. 4,000 12,778
Orient Semiconductor
Electronics Ltd. 14,256 20,818
Pan Jit International, Inc.* 8,000 13,264
Parade Technologies Ltd. 1,400 31,433
Phison Electronics Corp. 2,776 43,325
Pixart Imaging, Inc. 4,200 20,827
Powerchip Semiconductor
Manufacturing Corp.* 52,000 36,386

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Powertech Technology,
Inc. 14,550 $ 72,374
Radiant Opto-Electronics
Corp. 9,350 50,633
Raydium Semiconductor
Corp. 1,824 20,726
RDC Semiconductor Co.
Ltd. 1,500 12,435
Realtek Semiconductor
Corp. 9,850 153,429
S&S Tech Corp. 423 9,171
Sanan Optoelectronics
Co. Ltd., Class A 4,800 7,910
SDI Corp. 1,781 6,448
Seoul Semiconductor Co.
Ltd. 1,911 12,701
SFA Semicon Co. Ltd.* 3,381 11,665
Shanghai Aiko Solar
Energy Co. Ltd., Class
A* 4,800 6,263
Shanghai Fudan
Microelectronics Group
Co. Ltd., Class A 1,050 4,819
Shanghai Fudan
Microelectronics Group
Co. Ltd., Class H 4,000 6,103
Sigurd Microelectronics
Corp. 16,300 38,085
Silergy Corp. 6,650 90,535
Silicon Integrated
Systems Corp. 5,959 14,159
SIMMTECH Co. Ltd. 7,100 156,259
Sino-American Silicon
Products, Inc. 16,352 95,764
Sitronix Technology Corp. 2,160 16,330
SK Hynix, Inc. 10,650 1,505,350
Sunplus Technology Co.
Ltd.* 5,116 5,058
Taiwan Mask Corp.* 7,000 15,163
Taiwan Semiconductor
Co. Ltd. 75,300 144,552
Taiwan Semiconductor
Manufacturing Co. Ltd. 477,510 13,568,431
Taiwan-Asia
Semiconductor Corp. 13,000 14,950
TCL Zhonghuan
Renewable Energy
Technology Co. Ltd.,
Class A 10,375 12,533
TechWing, Inc. 750 29,689
Tokai Carbon Korea Co.
Ltd. 86 7,109
TongFu Microelectronics
Co. Ltd., Class A 5,200 16,369
Tongwei Co. Ltd., Class A 15,300 38,382
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Topco Scientific Co. Ltd. 2,704 $ 22,088
Trina Solar Co. Ltd.,
Class A 10,325 24,916
TSEC Corp.* 26,708 22,467
Unisem M Bhd. 14,700 11,646
United Microelectronics
Corp. 350,000 536,660
United Renewable Energy
Co. Ltd.* 50,256 19,417
UPI Semiconductor Corp. 2,688 21,098
Vanguard International
Semiconductor Corp. 13,440 47,635
Verisilicon
Microelectronics
Shanghai Co. Ltd.,
Class A* 528 2,450
Via Technologies, Inc. 5,424 19,967
VisEra Technologies Co.
Ltd. 1,392 13,869
Visual Photonics Epitaxy
Co. Ltd. 4,000 18,254
ViTrox Corp. Bhd. 9,400 8,163
Wafer Works Corp. 26,154 29,281
Will Semiconductor Co.
Ltd. Shanghai, Class
A* 900 12,823
Win Semiconductors
Corp.* 6,961 28,589
Winbond Electronics
Corp. 59,371 41,814
WinWay Technology Co.
Ltd. 650 20,665
WONIK IPS Co. Ltd.* 329 9,045
Wonik QnC Corp. 400 8,949
Xinjiang Daqo New
Energy Co. Ltd., Class
A 5,488 15,415
XinTec, Inc. 3,000 21,402
Xinyi Solar Holdings Ltd. 124,000 58,889
21,766,880
Software -
0 .3%
360 Security Technology,
Inc., Class A 9,800 10,143
Ahnlab, Inc. 1,950 82,008
Beijing Kingsoft Office
Software, Inc., Class A 611 17,808
Beijing Shiji Information
Technology Co. Ltd.,
Class A 6,370 4,936
Birlasoft Ltd. 5,614 45,302
CE Info Systems Ltd. 480 13,642
Douzone Bizon Co. Ltd. 350 15,558
EMRO, Inc.* 294 10,955
Hundsun Technologies,
Inc., Class A 4,550 11,534

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Iflytek Co. Ltd., Class A 4,800 $ 26,381
Intellect Design Arena Ltd. 3,072 35,573
Kingdee International
Software Group Co.
Ltd.* 50,000 40,131
KPIT Technologies Ltd. 2,593 57,064
NavInfo Co. Ltd., Class A* 4,700 4,585
Newgen Software
Technologies Ltd. 1,920 23,601
Oracle Financial Services
Software Ltd. 450 59,360
Qi An Xin Technology
Group, Inc., Class A* 539 1,802
Rategain Travel
Technologies Ltd.* 1,968 19,302
Route Mobile Ltd. 954 18,544
Shanghai Baosight
Software Co. Ltd.,
Class A 3,200 14,231
Shanghai Baosight
Software Co. Ltd.,
Class B 9,949 16,276
Tanla Platforms Ltd. 2,652 31,457
Tata Elxsi Ltd. 650 54,222
TOTVS SA 10,000 49,091
Yonyou Network
Technology Co. Ltd.,
Class A* 4,700 6,230
669,736
Specialty Retail -
0 .9%
Abu Dhabi National Oil
Co. for Distribution
PJSC 49,400 48,015
Aditya Birla Fashion and
Retail Ltd.* 6,536 26,830
Ali Alghanim Sons
Automotive Co. KSCC 40,550 140,807
Aurora Design PCL,
NVDR 29,300 12,412
Bermaz Auto Bhd. 330,000 174,535
China Tourism Group
Duty Free Corp. Ltd.,
Class A 4,600 43,670
Chow Tai Fook Jewellery
Group Ltd.(b) 49,000 44,534
Com7 PCL, NVDR 9,300 5,322
Detsky Mir PJSC*‡(a) 258,500 —
Dogan Sirketler Grubu
Holding A/S 39,249 19,891
Dogus Otomotiv Servis ve
Ticaret A/S 893 6,486
EEKA Fashion Holdings
Ltd. 100,000 116,615
Investments Shares Value
Specialty Retail
(continued)
Foschini Group Ltd. (The) 11,250 $ 83,129
FSN E-Commerce
Ventures Ltd.* 18,240 42,042
HLA Group Corp. Ltd.,
Class A 4,900 4,448
Home Product Center
PCL, NVDR 78,600 20,066
Hotai Motor Co. Ltd. 9,550 187,978
Hotel Shilla Co. Ltd. 470 17,069
Italtile Ltd.(b) 142,050 93,704
Jarir Marketing Co. 7,312 25,296
JUMBO SA 1,800 48,227
Lojas Renner SA 30,000 70,373
M.Video PJSC*‡ 31,680 —
Map Aktif Adiperkasa PT 240,000 11,956
Metro Brands Ltd. 1,785 28,820
Motus Holdings Ltd.(b) 46,050 261,346
MR DIY Group M Bhd.(a) 57,600 26,327
Mr Price Group Ltd. 6,950 82,638
National Petroleum Co.
Ltd. 2,000 3,918
Padini Holdings Bhd. 9,600 7,083
Pan German Universal
Motors Ltd. 10,320 92,933
Pepkor Holdings Ltd.(a) 50,750 56,884
Pop Mart International
Group Ltd.(a) 9,800 51,998
PTT Oil & Retail Business
PCL, NVDR 29,400 13,032
Shanghai Yuyuan Tourist
Mart Group Co. Ltd.,
Class A 9,400 7,102
Shinsegae International,
Inc. 5,850 60,338
Siam Global House PCL,
NVDR 42,188 18,227
Super Group Ltd.(b) 108,300 180,984
Topsports International
Holdings Ltd.(a) 52,000 23,231
Truworths International
Ltd. 9,740 48,445
United Electronics Co. 310 7,585
Vibra Energia SA 30,000 122,914
Wilcon Depot, Inc. 34,300 10,283
Zhongsheng Group
Holdings Ltd. 26,000 40,671
2,388,164
Technology Hardware, Storage & Peripherals -
4 .0%
Acer, Inc. 69,444 92,641
Advantech Co. Ltd. 8,734 92,070
AIC, Inc. 9,350 107,950
Asia Vital Components
Co. Ltd. 6,650 128,671
ASROCK, Inc. 2,736 16,606

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
Asustek Computer, Inc. 20,000 $ 277,457
AURAS Technology Co.
Ltd. 1,550 31,594
Catcher Technology Co.
Ltd. 13,550 87,805
Chenbro Micom Co. Ltd. 3,360 28,264
Chicony Electronics Co.
Ltd. 13,050 61,736
China Greatwall
Technology Group Co.
Ltd., Class A* 5,500 6,606
Clevo Co. 13,536 24,914
CMC Magnetics Corp.* 350,000 131,503
Compal Electronics, Inc. 123,700 118,356
CosmoAM&T Co. Ltd.* 450 42,426
Darfon Electronics Corp. 68,800 115,957
Elitegroup Computer
Systems Co. Ltd. 100,900 88,100
Ennoconn Corp. 2,304 21,239
Getac Holdings Corp. 13,624 42,484
Gigabyte Technology Co.
Ltd. 11,550 91,009
HTC Corp.* 11,432 15,320
Ibase Technology, Inc.* 4,512 11,242
IEI Integration Corp. 43,500 108,915
Innodisk Corp. 1,321 11,032
Inventec Corp. 63,200 91,714
King Slide Works Co. Ltd. 1,104 37,114
Kinpo Electronics 407,500 290,717
Legend Holdings Corp.,
Class H*(a)(b) 195,000 139,036
Lenovo Group Ltd. 208,000 268,387
Lite-On Technology Corp. 64,300 193,859
Micro-Star International
Co. Ltd. 21,000 108,290
Mitac Holdings Corp. 14,304 18,386
Ninestar Corp., Class A* 5,200 19,434
Pegatron Corp. 58,304 178,264
Qisda Corp. 50,000 53,088
Quanta Computer, Inc. 56,450 467,984
Quanta Storage, Inc. 5,200 15,804
Samsung Electronics Co.
Ltd. 99,763 6,079,619
Samsung Electronics Co.
Ltd. (Preference) 15,950 751,883
Shenzhen Transsion
Holdings Co. Ltd.,
Class A 1,842 20,609
Wistron Corp. 56,000 164,916
Wiwynn Corp. 2,150 132,781
 10,785,782
Investments Shares Value
Textiles, Apparel & Luxury Goods -
1 .1%
361 Degrees International
Ltd. 250,000 $ 110,087
Aksa Akrilik Kimya Sanayii
A/S 38,400 11,748
Alok Industries Ltd.* 23,980 7,713
Alpargatas SA
(Preference)* 5,500 8,368
ANTA Sports Products
Ltd. 28,200 253,049
Arvind Ltd. 4,000 18,030
Bata India Ltd. 848 16,167
Bosideng International
Holdings Ltd.(b) 100,000 50,051
Eclat Textile Co. Ltd. 3,546 56,961
F&F Co. Ltd. 245 10,250
Feng TAY Enterprise Co.
Ltd. 11,872 50,565
FF Group*‡ 3,536 —
Fila Holdings Corp. 1,167 36,279
Fuguiniao Group Ltd.*‡ 334,800 —
Fulgent Sun International
Holding Co. Ltd. 45,850 165,294
Grendene SA 90,000 93,618
Grupo de Moda Soma
SA* 25,000 26,271
Hansae Co. Ltd. 5,750 82,068
JNBY Design Ltd.(a) 52,000 84,936
Kalyan Jewellers India
Ltd. 4,224 29,230
KPR Mill Ltd. 1,754 18,223
Lao Feng Xiang Co. Ltd.,
Class B 7,400 26,574
Li Ning Co. Ltd. 50,000 93,446
Makalot Industrial Co. Ltd. 4,334 58,938
Mavi Giyim Sanayi ve
Ticaret A/S, Class B(a) 9,850 33,527
Page Industries Ltd. 104 52,661
Pou Chen Corp. 79,600 87,422
Rajesh Exports Ltd.* 38,750 145,621
Raymond Ltd. 1,316 30,955
Relaxo Footwears Ltd. 987 10,240
Ruentex Industries Ltd. 24,300 59,364
Safari Industries India Ltd. 864 21,371
Shenzhou International
Group Holdings Ltd. 15,000 127,400
Shinkong Textile Co. Ltd. 7,600 11,098
Sports Gear Co. Ltd. 13,263 40,753
Swan Energy Ltd. 2,940 26,607
Tainan Spinning Co. Ltd.* 49,000 26,311
Taiwan Paiho Ltd. 7,000 14,268
Titan Co. Ltd. 7,950 328,426
Trident Ltd. 22,165 10,425
Vardhman Textiles Ltd. 40,300 262,630
Vedant Fashions Ltd. 864 11,873
VIP Industries Ltd. 3,025 16,816
Viva Goods Co. Ltd. 1,200,000 89,094

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods
(continued)
Vivara Participacoes SA 5,300 $ 22,549
Vulcabras SA 30,000 82,155
Welspun Living Ltd. 7,370 16,155
Xtep International
Holdings Ltd. 27,500 16,545
Youngone Corp. 480 13,545
Youngone Holdings Co.
Ltd. 1,800 106,032
2,971,709
Tobacco -
0 .3%
British American Tobacco
Malaysia Bhd. 55,000 99,837
Eastern Co. SAE 37,292 17,150
Gudang Garam Tbk. PT* 14,900 14,433
ITC Ltd. 57,250 338,698
KT&G Corp. 3,001 203,372
RLX Technology, Inc.,
ADR(b) 15,484 27,716
Smoore International
Holdings Ltd.(a)(b) 50,000 58,436
759,642
Trading Companies & Distributors -
0 .4%
Adani Enterprises Ltd. 8,100 306,611
ALAFCO Aviation Lease &
Finance Co. KSCP* 3,260 2,369
Barloworld Ltd. 47,600 243,217
BOC Aviation Ltd.(a) 5,100 44,752
Chin Hin Group Bhd.* 18,800 13,380
COSCO SHIPPING
Development Co. Ltd.,
Class A 37,600 12,747
HextarTechnologies
Solutions Bhd.* 88,400 20,780
IndiaMart InterMesh Ltd.
(a) 480 16,882
LX International Corp. 9,000 201,017
Posco International Corp. 1,150 44,271
Realord Group Holdings
Ltd.*(b) 14,000 9,588
Shanghai Waigaoqiao
Free Trade Zone
Group Co. Ltd., Class
B 65,000 46,735
Shanxi Coal International
Energy Group Co. Ltd.,
Class A 11,600 20,705
SK Networks Co. Ltd. 31,750 107,121
Investments Shares Value
Trading Companies & Distributors
(continued)
Xiamen C & D, Inc.,
Class A 9,400 $ 10,314
1,100,489
Transportation Infrastructure -
0 .9%
Abu Dhabi Ports Co.
PJSC* 13,395 18,964
Adani Ports & Special
Economic Zone Ltd. 18,050 338,435
Airports of Thailand PCL 54,000 85,215
Airports of Thailand PCL,
NVDR 21,000 33,287
Athens International
Airport SA(b) 2,950 25,416
Bangkok Expressway &
Metro PCL, NVDR 148,000 32,386
CCR SA 20,382 44,638
China Merchants
Expressway Network
& Technology Holdings
Co. Ltd., Class A 9,600 16,365
China Merchants Port
Holdings Co. Ltd. 22,521 33,153
COSCO SHIPPING Ports
Ltd. 11,464 6,824
EcoRodovias
Infraestrutura e
Logistica SA 80,000 100,341
GMR Airports
Infrastructure Ltd.* 50,434 61,277
Grupo Aeroportuario del
Centro Norte SAB de
CV, Class B 5,200 44,641
Grupo Aeroportuario del
Pacifico SAB de CV,
Class B 7,750 123,651
Grupo Aeroportuario del
Sureste SAB de CV,
Class B 3,600 108,558
Guangdong Provincial
Expressway
Development Co. Ltd.,
Class B 9,800 9,032
International Container
Terminal Services, Inc. 16,500 100,624
Jasa Marga Persero Tbk.
PT 39,723 13,559
Jiangsu Expressway Co.
Ltd., Class H 32,000 30,435
JSW Infrastructure Ltd. 5,850 23,682
Malaysia Airports
Holdings Bhd. 20,808 46,376
Ningbo Zhoushan Port
Co. Ltd., Class A 23,500 11,544
Novorossiysk Commercial
Sea Port PJSC‡ 189,696 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Piraeus Port Authority
SA(b) 2,750 $ 77,221
Promotora y Operadora
de Infraestructura SAB
de CV 4,394 41,269
Qingdao Port International
Co. Ltd., Class A 20,800 26,219
Qingdao Port International
Co. Ltd., Class H(a) 49,000 36,568
Salik Co. PJSC 24,346 22,338
Santos Brasil
Participacoes SA 20,000 46,385
Saudi Ground Services
Co.* 1,815 24,768
Shanghai International
Airport Co. Ltd., Class
A 5,200 24,881
Shanghai International
Port Group Co. Ltd.,
Class A 43,200 36,104
Shenzhen International
Holdings Ltd. 24,500 19,633
Sociedad Matriz SAAM
SA 1,314,200 149,161
Taiwan High Speed Rail
Corp. 51,000 46,159
TangShan Port Group Co.
Ltd., Class A 4,900 3,566
TAV Havalimanlari
Holding A/S* 5,712 44,638
Westports Holdings Bhd. 17,500 17,064
Wilson Sons SA 9,600 26,731
Yuexiu Transport
Infrastructure Ltd. 292,000 139,795
Zhejiang Expressway Co.
Ltd., Class H(b) 600,000 394,009
2,484,912
Water Utilities -
0 .5%
Aguas Andinas SA, Class
A 908,850 269,235
AlKhorayef Water &
Power Technologies
Co.* 411 19,828
Beijing Capital Eco-
Environment
Protection Group Co.
Ltd., Class A 24,000 9,730
Beijing Enterprises Water
Group Ltd. 132,000 40,722
China Water Affairs Group
Ltd.(b) 300,000 195,085
Investments Shares Value
Water Utilities
(continued)
Cia de Saneamento
Basico do Estado de
Sao Paulo SABESP 5,600 $ 87,417
Cia de Saneamento de
Minas Gerais Copasa
MG 60,000 233,196
Cia De Sanena Do
Parana 80,000 386,644
Emirates Central Cooling
Systems Corp. 34,496 15,496
Guangdong Investment
Ltd. 100,000 52,483
National Central Cooling
Co. PJSC 5,029 4,190
1,314,026
Wireless Telecommunication Services -
1 .1%
Advanced Info Service
PCL, NVDR 20,000 131,295
America Movil SAB de
CV, Series B 539,000 450,167
Axiata Group Bhd. 49,004 25,598
Bharti Airtel Ltd. 52,050 927,222
Celcomdigi Bhd. 65,000 53,760
Empresa Nacional de
Telecomunicaciones
SA 45,200 126,704
Etihad Etisalat Co. 8,667 120,122
Far EasTone
Telecommunications
Co. Ltd. 38,300 100,440
Indosat Tbk. PT 31,800 21,708
Intouch Holdings PCL,
NVDR 11,100 25,613
Kuwait
Telecommunications
Co. 3,699 6,489
Maxis Bhd. 60,000 46,099
Mobile
Telecommunications
Co. KSCP 64,200 95,601
Mobile
Telecommunications
Co. Saudi Arabia 8,508 24,672
Mobile TeleSystems
PJSC‡ 31,356 —
MTN Group Ltd. 50,800 220,919
PLDT, Inc. 3,000 77,858
Sistema AFK PAO‡ 122,643 —
SK Telecom Co. Ltd. 2,850 111,992
Taiwan Mobile Co. Ltd. 32,300 103,670
TIM SA 25,000 77,352
Turkcell Iletisim Hizmetleri
A/S 29,150 92,969
Vodacom Group Ltd. 15,100 84,850
Vodafone Idea Ltd.* 577,750 112,267

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services
(continued)
Vodafone Qatar QSC 44,198 $ 20,515
XL Axiata Tbk. PT 102,900 13,733
3,071,615
Total Common Stocks
(Cost $227,017,217) 267,701,089
Number of
Rights
RIGHTS - 0 .0% (d)
Chemicals - 0.0%
Eternal Materials Co. Ltd.,
expiring 7/26/2024, price
100.00 TWD*‡ 158 —
Construction & Engineering - 0.0%(d)
Kontrolmatik Enerji ve
Muhendislik A/S, expiring
8/2/2024, price 1.00 TRY* 736 1,410
Consumer Staples Distribution & Retail - 0.0%(d)
Pick n Pay Stores Ltd.,
expiring 8/2/2024, price
1,586.00 ZAR*(b) 3,467 1,408
Food Products - 0.0%(d)
Tata Consumer Products
Ltd., expiring 8/19/2024,
price 818.00 INR* 446 1,976
Ground Transportation - 0.0%(d)
Localiza Rent a Car SA,
expiring 8/6/2024, price
33.48 BRL* 153 314
Machinery - 0.0%(d)
Shin Zu Shing Co. Ltd.,
expiring 9/13/2024, price
1.00 TWD 184 230
Semiconductors & Semiconductor Equipment - 0.0%(d)
Winbond Electronics
Corp., expiring 8/12/2024,
price 23.00 TWD* 3,636 17
Total Rights
(Cost $6,891) 5,355
Principal
Amount
CORPORATE BONDS - 0 .0% (d)
Independent Power and Renewable Electricity Producers - 0 .0% (d)
NTPC Ltd.
Series 54, 8.49%,
3/25/2025 (Cost
$–) $ 19,650 1,213
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 1 .2% (f)
REPURCHASE AGREEMENTS - 1 .2%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $3,181,247,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $3,257,056 $ 3,180,775 $ 3,180,775
TD Prime Services LLC
5.42%, dated
7/31/2024, due
8/1/2024, repurchase
price $100,015,
collateralized by
various Common
Stocks; total market
value $111,615 100,000 100,000
3,280,775
Total Securities Lending Reinvestments
(Cost $3,280,775) 3,280,775
Total Investments - 100.9%
(Cost $230,304,883) 270,988,432
Liabilities in excess of other assets - (0.9%) (2,436,625)
NET ASSETS - 100.0% $268,551,807
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $10,002,420, collateralized in the form of cash
with a value of $3,280,775 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $4,029,991
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 7.63%,
and maturity dates ranging from August 1, 2024 –
November 15, 2053 and $3,284,385 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.00% – 5.75%, and maturity
dates ranging from August 15, 2024 – June 30, 2120; a
total value of $10,595,151.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2024, the value of these securities amounted to
approximately $14,775 or 0.01% of net assets.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued as of July 31, 2024 in accordance
with procedures approved by the Board of Trustees.
Total value of all such securities at July 31, 2024
amounted to $0, which represents approximately 0.00%
of net assets of the Fund.
(f) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $3,280,775.
Percentages shown are based on Net Assets.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
OJSC Open Joint Stock Company
PJSC Public Joint Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
SCA Limited partnership with share capital
Futures Contracts
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index 71 09/20/2024 USD $ 3,892,575 $ 5,419
Forward Foreign Currency Contracts
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 234,690 Goldman Sachs & Co. BRL
*
1,270,000 09/18/2024 $ 11,135
USD 111,644 Goldman Sachs & Co. INR
*
9,340,000 09/18/2024 260
USD 254,896 Goldman Sachs & Co. TWD
*
8,206,120 09/18/2024 3,930
USD 294,244 JPMorgan Chase Bank NA TWD
*
9,600,000 09/18/2024 649
USD 113,940 UBS AG ZAR 2,080,000 09/18/2024 27
ZAR 1,130,000 BNP Paribas SA USD 60,308 09/18/2024 1,577
USD 5,922 JPMorgan Chase Bank NA HKD 46,137 09/19/2024 8
Total unrealized appreciation $ 17,586
INR
*
4,031,500 Citibank NA USD 48,089 09/18/2024 $ (12)
TWD
*
3,940,000 JPMorgan Chase Bank NA USD 122,235 09/18/2024 (1,739)
KRW
*
140,093,410 Citibank NA USD 102,198 09/19/2024 (141)
USD 155,863 Citibank NA KRW
*
215,060,000 09/19/2024 (805)
Total unrealized depreciation $ (2,697)
Net unrealized appreciation $ 14,889
*
Non-deliverable forward.
Abbreviations:
BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 0 .0
†
Brazil 5 .5%
Cayman Islands 0 .0
†
Chile 1 .1
China 21 .1
Colombia 0 .5
Czech Republic 0 .1
Egypt 0 .2
Germany 0 .0
†
Greece 0 .6
Hungary 0 .2
India 19 .2
Indonesia 2 .0
Italy 0 .0
†
Kuwait 0 .9
Luxembourg 0 .0
†
Malaysia 2 .3
Mexico 2 .6
Peru 0 .4
Philippines 0 .9
Qatar 1 .1
Romania 0 .1
Saudi Arabia 2 .8
Singapore 0 .0
†
South Africa 4 .1
South Korea 12 .0
Taiwan 16 .2
Thailand 1 .9
Turkey 1 .4
United Arab Emirates 2 .2
United Kingdom 0 .0
†
United States 0 .3
Other
1
0 .3
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .7%
Rights 0 .0
†
Corporate Bonds 0 .0
†
Securities Lending Reinvestments 1 .2
Others
(1)
( 0 .9 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
US Quality Large Cap Index Fund
July 31,2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .4%
Aerospace & Defense -
1 .6%
General Electric Co. 13,050 $ 2,221,110
Lockheed Martin Corp. 2,610 1,414,411
Textron, Inc. 580 53,882
3,689,403
Air Freight & Logistics -
0 .8%
Expeditors International of
Washington, Inc. 7,830 977,340
United Parcel Service,
Inc., Class B 6,670 869,568
1,846,908
Automobile Components -
0 .0% (a)
Mobileye Global, Inc.,
Class A*(b) 4,350 91,350
Automobiles -
0 .6%
Tesla, Inc.* 5,510 1,278,706
Banks -
4 .7%
Bank of America Corp. 51,185 2,063,267
Citigroup, Inc. 44,805 2,906,948
Fifth Third Bancorp 13,485 570,955
JPMorgan Chase & Co. 20,590 4,381,552
Wells Fargo & Co. 14,355 851,826
10,774,548
Beverages -
0 .3%
Molson Coors Beverage
Co., Class B(b) 10,730 567,081
Biotechnology -
2 .2%
AbbVie, Inc. 2,610 483,685
Amgen, Inc. 9,280 3,085,322
Gilead Sciences, Inc. 4,060 308,804
Regeneron
Pharmaceuticals, Inc.* 216 233,105
United Therapeutics
Corp.* 870 272,562
Vertex Pharmaceuticals,
Inc.* 1,160 575,035
4,958,513
Broadline Retail -
3 .1%
Amazon.com, Inc.* 27,985 5,232,635
eBay, Inc.(b) 18,415 1,024,058
Investments Shares Value
Broadline Retail
(continued)
MercadoLibre, Inc.* 495 $ 826,106
7,082,799
Building Products -
0 .6%
A O Smith Corp. 2,610 221,954
Builders FirstSource, Inc.* 2,755 461,104
Masco Corp. 7,395 575,701
1,258,759
Capital Markets -
2 .0%
Bank of New York Mellon
Corp. (The) 21,750 1,415,273
Goldman Sachs Group,
Inc. (The) 1,015 516,665
Morgan Stanley 12,325 1,272,063
Robinhood Markets, Inc.,
Class A* 16,240 334,057
State Street Corp. 11,020 936,369
4,474,427
Chemicals -
0 .3%
Celanese Corp.(b) 2,320 327,468
LyondellBasell Industries
NV, Class A 3,045 302,856
630,324
Communications Equipment -
1 .1%
Cisco Systems, Inc. 52,200 2,529,090
Consumer Finance -
1 .2%
Capital One Financial
Corp. 9,425 1,426,945
Discover Financial
Services 2,320 334,057
Synchrony Financial 21,025 1,067,860
2,828,862
Consumer Staples Distribution & Retail -
0 .5%
Kroger Co. (The) 19,140 1,043,130
Target Corp. 1,160 174,476
1,217,606
Diversified Telecommunication Services -
0 .7%
AT&T, Inc. 81,925 1,577,056
Electric Utilities -
2 .5%
Edison International 6,090 487,261
Entergy Corp.(b) 10,585 1,227,542

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Evergy, Inc. 1,305 $ 75,690
Exelon Corp. 22,910 852,252
PPL Corp. 40,165 1,193,704
Southern Co. (The) 23,055 1,925,554
5,762,003
Electrical Equipment -
0 .1%
Emerson Electric Co. 1,740 203,771
Electronic Equipment, Instruments & Components -
0 .3%
Flex Ltd.* 5,365 172,485
Jabil, Inc. 5,075 571,800
744,285
Entertainment -
0 .9%
Electronic Arts, Inc. 4,350 656,589
Netflix, Inc.* 2,030 1,275,550
1,932,139
Financial Services -
3 .1%
Berkshire Hathaway, Inc.,
Class B* 12,035 5,277,347
Corebridge Financial, Inc. 7,105 209,953
Fidelity National
Information Services,
Inc. 6,670 512,456
Fiserv, Inc.* 5,800 948,706
6,948,462
Food Products -
0 .6%
Archer-Daniels-Midland
Co. 1,160 71,931
Campbell Soup Co. 7,830 366,914
General Mills, Inc. 12,905 866,442
Kraft Heinz Co. (The) 2,900 102,109
1,407,396
Health Care Equipment & Supplies -
1 .2%
Abbott Laboratories 2,610 276,503
Align Technology, Inc.* 725 168,113
GE HealthCare
Technologies, Inc.(b) 2,030 171,799
Hologic, Inc.* 6,235 508,838
IDEXX Laboratories, Inc.* 1,251 595,626
ResMed, Inc.(b) 3,770 803,953
Stryker Corp. 290 94,961
 2,619,793
Investments Shares Value
Health Care Providers & Services -
4 .4%
Cardinal Health, Inc. 4,495 $ 453,231
Cencora, Inc. 5,510 1,310,719
Centene Corp.* 12,180 936,885
Cigna Group (The) 5,655 1,971,729
Elevance Health, Inc. 725 385,722
HCA Healthcare, Inc. 1,305 473,780
Labcorp Holdings, Inc. 3,358 723,447
McKesson Corp. 3,045 1,878,826
UnitedHealth Group, Inc. 3,411 1,965,282
10,099,621
Hotel & Resort REITs -
0 .5%
Host Hotels & Resorts,
Inc., REIT 62,495 1,094,287
Hotels, Restaurants & Leisure -
1 .5%
Airbnb, Inc., Class A* 3,770 526,141
Booking Holdings, Inc. 320 1,188,803
Carnival Corp.* 24,795 413,085
DoorDash, Inc., Class A* 3,625 401,360
DraftKings, Inc., Class A* 5,365 198,237
Expedia Group, Inc.* 870 111,073
Royal Caribbean Cruises
Ltd.* 4,205 659,007
3,497,706
Household Durables -
1 .4%
Lennar Corp., Class A 7,105 1,257,088
NVR, Inc.* 145 1,248,084
PulteGroup, Inc.(b) 4,205 555,060
3,060,232
Household Products -
1 .7%
Colgate-Palmolive Co. 8,555 848,570
Kimberly-Clark Corp. 1,450 195,823
Procter & Gamble Co.
(The) 17,980 2,890,465
3,934,858
Industrial Conglomerates -
0 .2%
3M Co. 3,625 462,369
Insurance -
2 .0%
Aflac, Inc.(b) 13,775 1,313,859
American International
Group, Inc. 16,530 1,309,672
MetLife, Inc. 15,805 1,214,614
Prudential Financial, Inc. 5,365 672,342
 4,510,487

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
Interactive Media & Services -
7 .9%
Alphabet, Inc., Class A 39,701 $ 6,810,309
Alphabet, Inc., Class C 38,999 6,752,677
Meta Platforms, Inc.,
Class A(b) 9,425 4,475,273
18,038,259
IT Services -
1 .6%
Accenture plc, Class A 5,075 1,677,897
Cognizant Technology
Solutions Corp., Class
A 10,730 812,046
Gartner, Inc.* 2,320 1,162,761
3,652,704
Life Sciences Tools & Services -
0 .8%
Danaher Corp. 580 160,706
ICON plc* 1,740 571,486
Mettler-Toledo
International, Inc.* 640 973,459
1,705,651
Machinery -
2 .2%
Caterpillar, Inc. 5,945 2,058,159
Cummins, Inc. 2,030 592,354
Illinois Tool Works, Inc. 6,815 1,685,213
PACCAR, Inc. 6,525 643,757
4,979,483
Media -
1 .3%
Comcast Corp., Class A 48,430 1,998,706
Omnicom Group, Inc.(b) 9,425 924,027
2,922,733
Metals & Mining -
0 .9%
Nucor Corp. 6,380 1,039,557
Steel Dynamics, Inc. 8,120 1,081,747
2,121,304
Multi-Utilities -
1 .6%
Consolidated Edison, Inc. 12,615 1,230,215
DTE Energy Co. 9,280 1,118,518
Public Service Enterprise
Group, Inc. 16,385 1,307,032
3,655,765
Oil, Gas & Consumable Fuels -
2 .2%
Exxon Mobil Corp. 8,555 1,014,538
Marathon Petroleum
Corp. 8,990 1,591,410
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Occidental Petroleum
Corp. 10,005 $ 608,504
Phillips 66 3,480 506,270
Valero Energy Corp. 8,265 1,336,616
5,057,338
Pharmaceuticals -
3 .5%
Bristol-Myers Squibb Co. 18,560 882,713
Eli Lilly & Co. 3,682 2,961,322
Johnson & Johnson 23,055 3,639,232
Merck & Co., Inc. 4,060 459,308
7,942,575
Professional Services -
0 .5%
Automatic Data
Processing, Inc. 435 114,240
Leidos Holdings, Inc. 5,220 753,768
Paychex, Inc.(b) 2,610 334,132
1,202,140
Real Estate Management & Development -
0 .6%
CBRE Group, Inc., Class
A* 11,890 1,340,122
Residential REITs -
1 .2%
AvalonBay Communities,
Inc., REIT 6,090 1,247,963
Equity Residential, REIT 3,770 262,505
Essex Property Trust,
Inc., REIT(b) 4,350 1,210,866
Mid-America Apartment
Communities, Inc.,
REIT 435 60,800
2,782,134
Retail REITs -
0 .6%
Simon Property Group,
Inc., REIT 8,845 1,357,177
Semiconductors & Semiconductor Equipment -
12 .1%
Analog Devices, Inc. 5,655 1,308,454
Applied Materials, Inc. 9,425 1,999,985
Broadcom, Inc. 28,120 4,518,322
KLA Corp. 2,534 2,085,659
Lam Research Corp. 2,465 2,270,857
Microchip Technology, Inc. 13,485 1,197,198
NVIDIA Corp. 105,468 12,341,865
QUALCOMM, Inc. 9,860 1,784,167
27,506,507
Software -
9 .6%
Adobe, Inc.* 3,915 2,159,710

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
ANSYS, Inc.* 580 $ 181,905
Bentley Systems, Inc.,
Class B(b) 1,160 56,538
Cadence Design
Systems, Inc.* 435 116,432
Check Point Software
Technologies Ltd.* 6,380 1,170,411
Fair Isaac Corp.* 725 1,160,000
Fortinet, Inc.* 12,470 723,759
Intuit, Inc. 3,770 2,440,509
Manhattan Associates,
Inc.* 1,015 259,211
Microsoft Corp. 27,130 11,349,836
Oracle Corp. 14,500 2,022,025
Roper Technologies, Inc. 145 78,989
Salesforce, Inc. 145 37,526
Zoom Video
Communications, Inc.,
Class A* 1,450 87,580
21,844,431
Specialized REITs -
0 .9%
Public Storage, REIT(b) 3,480 1,029,802
Weyerhaeuser Co., REIT 32,915 1,045,380
2,075,182
Specialty Retail -
1 .9%
AutoZone, Inc.*(b) 435 1,363,155
Best Buy Co., Inc. 5,075 439,089
Home Depot, Inc. (The) 3,915 1,441,346
Lowe's Cos., Inc. 4,060 996,771
4,240,361
Technology Hardware, Storage & Peripherals -
8 .7%
Apple, Inc. 83,334 18,506,815
Dell Technologies, Inc.,
Class C 5,945 675,828
NetApp, Inc. 2,465 313,006
Super Micro Computer,
Inc.* 290 203,478
19,699,127
Tobacco -
0 .6%
Altria Group, Inc. 5,800 284,258
Philip Morris International,
Inc. 10,150 1,168,874
 1,453,132
Investments Shares Value
Trading Companies & Distributors -
0 .6%
WW Grainger, Inc.(b) 1,305 $ 1,274,737
Total Common Stocks
(Cost $171,352,506) 225,933,703
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .6% (c)
REPURCHASE AGREEMENTS - 1 .6%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $3,535,127,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $3,619,370
(Cost $3,534,603) $3,534,603 3,534,603
Total Investments - 101.0%
(Cost $174,887,109) 229,468,306
Liabilities in excess of other assets - (1.0%) (2,283,929)
NET ASSETS - 100.0% $227,184,377
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $11,920,779, collateralized in the form of cash
with a value of $3,534,603 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments and $8,489,941
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%,
and maturity dates ranging from August 15, 2024 –
February 15, 2054; a total value of $12,024,544.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $3,534,603.
Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Futures Contracts
FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 Micro E-Mini Index 44 09/20/2024 USD $ 1,222,760 $ 12,023
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .4%
Securities Lending Reinvestments 1 .6
Others
(1)
( 1 .0 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
US ESG Select Index Fund
July 31,2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .2%
Air Freight & Logistics -
0 .3%
Expeditors International of
Washington, Inc. 486 $ 60,663
FedEx Corp. 1,350 408,037
468,700
Automobile Components -
0 .0% (a)
Aptiv plc* 1,080 74,941
Automobiles -
3 .6%
Ford Motor Co. 11,880 128,542
General Motors Co. 9,882 437,970
Tesla, Inc.* 24,462 5,676,896
6,243,408
Banks -
5 .4%
Bank of America Corp. 40,122 1,617,318
Citigroup, Inc. 16,848 1,093,098
Fifth Third Bancorp 3,132 132,609
Huntington Bancshares,
Inc. 6,750 100,912
JPMorgan Chase & Co. 25,326 5,389,373
KeyCorp 3,402 54,874
NU Holdings Ltd., Class
A* 9,774 118,559
Regions Financial Corp. 3,510 78,519
Truist Financial Corp. 7,938 354,749
US Bancorp 13,824 620,421
9,560,432
Beverages -
1 .9%
Coca-Cola Co. (The) 34,560 2,306,535
Coca-Cola Europacific
Partners plc 1,728 127,475
Constellation Brands, Inc.,
Class A 540 132,386
Keurig Dr Pepper, Inc. 4,428 151,792
PepsiCo, Inc. 3,996 689,989
3,408,177
Biotechnology -
0 .8%
Gilead Sciences, Inc. 5,346 406,617
Moderna, Inc.* 1,674 199,574
Vertex Pharmaceuticals,
Inc.* 1,512 749,529
 1,355,720
Investments Shares Value
Broadline Retail -
5 .0%
Amazon.com, Inc.* 46,332 $ 8,663,157
eBay, Inc.(b) 3,024 168,165
8,831,322
Building Products -
0 .5%
Lennox International, Inc.
(b) 270 157,545
Masco Corp. 1,026 79,874
Owens Corning 378 70,451
Trane Technologies plc 1,674 559,585
867,455
Capital Markets -
3 .6%
Bank of New York Mellon
Corp. (The) 5,616 365,433
BlackRock, Inc. 1,242 1,088,613
Blackstone, Inc.(b) 2,106 299,368
FactSet Research
Systems, Inc. 270 111,534
Goldman Sachs Group,
Inc. (The) 2,862 1,456,844
Intercontinental
Exchange, Inc. 5,076 769,319
Moody's Corp. 486 221,849
Morgan Stanley 3,726 384,561
MSCI, Inc. 324 175,206
Nasdaq, Inc. 2,700 182,736
Northern Trust Corp.(b)(c) 594 52,658
S&P Global, Inc. 2,322 1,125,543
State Street Corp. 1,458 123,886
6,357,550
Chemicals -
0 .7%
Corteva, Inc. 3,024 169,646
Dow, Inc. 4,266 232,369
DuPont de Nemours, Inc. 2,430 203,391
Ecolab, Inc. 1,242 286,517
Sherwin-Williams Co.
(The) 702 246,262
1,138,185
Commercial Services & Supplies -
0 .3%
Cintas Corp. 756 577,539
Communications Equipment -
0 .7%
Cisco Systems, Inc. 23,922 1,159,021
Construction & Engineering -
0 .0% (a)
AECOM 324 29,358

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction Materials -
0 .1%
CRH plc 2,916 $ 249,901
Consumer Finance -
0 .1%
Discover Financial
Services 1,080 155,509
Consumer Staples Distribution & Retail -
3 .1%
Costco Wholesale Corp. 1,944 1,597,968
Dollar General Corp. 918 110,518
Dollar Tree, Inc.* 864 90,150
Kroger Co. (The) 5,994 326,673
Sysco Corp. 1,512 115,895
Target Corp. 3,348 503,573
Walgreens Boots Alliance,
Inc. 5,724 67,944
Walmart, Inc. 38,718 2,657,603
5,470,324
Containers & Packaging -
0 .2%
Ball Corp. 2,862 182,682
Smurfit WestRock plc* 3,024 135,596
318,278
Distributors -
0 .0% (a)
LKQ Corp. 540 22,410
Diversified Telecommunication Services -
0 .4%
Verizon Communications,
Inc. 18,468 748,323
Electric Utilities -
0 .1%
Alliant Energy Corp. 756 42,079
American Electric Power
Co., Inc. 1,620 158,954
201,033
Electrical Equipment -
0 .2%
Emerson Electric Co. 1,728 202,366
nVent Electric plc 1,404 101,972
Rockwell Automation, Inc. 324 90,283
394,621
Electronic Equipment, Instruments & Components -
0 .4%
Corning, Inc. 2,376 95,064
Flex Ltd.* 1,080 34,722
Jabil, Inc. 756 85,178
Keysight Technologies,
Inc.* 486 67,831
TE Connectivity Ltd. 1,350 208,345
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Zebra Technologies Corp.,
Class A* 324 $ 113,786
604,926
Energy Equipment & Services -
0 .5%
Baker Hughes Co. 4,428 171,452
Schlumberger NV 12,690 612,800
784,252
Entertainment -
0 .7%
Walt Disney Co. (The) 13,392 1,254,696
Financial Services -
6 .2%
Apollo Global
Management, Inc. 3,780 473,672
Berkshire Hathaway, Inc.,
Class B* 11,556 5,067,306
Fidelity National
Information Services,
Inc. 1,728 132,762
Mastercard, Inc., Class A 3,618 1,677,703
PayPal Holdings, Inc.* 5,994 394,285
Visa, Inc., Class A(b) 11,556 3,070,083
10,815,811
Food Products -
1 .1%
Bunge Global SA(b) 432 45,459
Conagra Brands, Inc. 2,700 81,864
General Mills, Inc. 5,076 340,803
Hershey Co. (The) 1,080 213,278
J M Smucker Co. (The) 432 50,954
Kellanova 2,430 141,304
Kraft Heinz Co. (The) 5,346 188,233
McCormick & Co., Inc.
(Non-Voting) 1,458 112,281
Mondelez International,
Inc., Class A 9,936 679,126
1,853,302
Ground Transportation -
1 .2%
CSX Corp. 5,940 208,494
Uber Technologies, Inc.* 12,150 783,310
Union Pacific Corp. 4,482 1,105,844
XPO, Inc.* 756 86,857
2,184,505
Health Care Equipment & Supplies -
2 .3%
Abbott Laboratories 10,206 1,081,224
Baxter International, Inc. 1,944 69,634
Becton Dickinson & Co. 810 195,259

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies
(continued)
Boston Scientific Corp.* 4,428 $ 327,141
Edwards Lifesciences
Corp.* 3,618 228,115
GE HealthCare
Technologies, Inc. 3,672 310,761
Hologic, Inc.* 1,350 110,173
IDEXX Laboratories, Inc.* 270 128,552
Medtronic plc 7,722 620,231
Stryker Corp. 2,646 866,433
Zimmer Biomet Holdings,
Inc. 540 60,129
3,997,652
Health Care Providers & Services -
2 .9%
Cardinal Health, Inc. 1,458 147,010
Cencora, Inc. 540 128,455
Cigna Group (The) 1,674 583,674
CVS Health Corp. 9,072 547,314
Elevance Health, Inc. 1,674 890,618
McKesson Corp. 756 466,467
UnitedHealth Group, Inc. 4,050 2,333,448
5,096,986
Health Care REITs -
0 .5%
Alexandria Real Estate
Equities, Inc., REIT 1,188 139,340
Healthpeak Properties,
Inc., REIT 6,696 146,107
Ventas, Inc., REIT 2,268 123,470
Welltower, Inc., REIT 4,428 492,615
901,532
Hotel & Resort REITs -
0 .0% (a)
Host Hotels & Resorts,
Inc., REIT 3,186 55,787
Hotels, Restaurants & Leisure -
2 .0%
Booking Holdings, Inc. 200 743,002
Carnival Corp.* 2,754 45,882
Chipotle Mexican Grill,
Inc.* 8,100 439,992
Domino's Pizza, Inc. 162 69,449
Expedia Group, Inc.* 702 89,624
Hilton Worldwide
Holdings, Inc. 1,836 394,134
Las Vegas Sands Corp. 1,566 62,123
Marriott International, Inc.,
Class A 1,836 417,323
McDonald's Corp. 2,106 558,932
MGM Resorts
International* 1,512 64,971
Starbucks Corp. 5,022 391,465
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Yum! Brands, Inc. 1,674 $ 222,358
3,499,255
Household Products -
2 .6%
Church & Dwight Co., Inc. 756 74,096
Clorox Co. (The) 1,080 142,484
Colgate-Palmolive Co. 6,102 605,257
Kimberly-Clark Corp. 2,916 393,806
Procter & Gamble Co.
(The) 20,736 3,333,519
4,549,162
Independent Power and Renewable Electricity Producers
-
0 .0% (a)
AES Corp. (The) 3,186 56,679
Insurance -
2 .3%
Aflac, Inc. 3,888 370,837
Allstate Corp. (The) 810 138,607
American International
Group, Inc. 3,024 239,592
Aon plc, Class A 1,296 425,749
Arthur J Gallagher & Co. 972 275,552
Chubb Ltd. 2,268 625,197
Hartford Financial
Services Group, Inc.
(The) 2,106 233,598
Marsh & McLennan Cos.,
Inc. 2,916 649,014
MetLife, Inc. 4,266 327,842
Principal Financial Group,
Inc. 1,782 145,251
RenaissanceRe Holdings
Ltd. 162 37,569
Travelers Cos., Inc. (The) 1,674 362,321
Willis Towers Watson plc 864 243,890
4,075,019
Interactive Media & Services -
6 .2%
Alphabet, Inc., Class C 16,524 2,861,130
Meta Platforms, Inc.,
Class A(b) 16,848 7,999,936
Snap, Inc., Class A*(b) 5,724 76,244
10,937,310
IT Services -
2 .4%
Accenture plc, Class A 5,886 1,946,029
Akamai Technologies,
Inc.* 702 68,992
Amdocs Ltd. 1,080 94,468

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
IT Services
(continued)
Cognizant Technology
Solutions Corp., Class
A 3,726 $ 281,984
Gartner, Inc.* 540 270,643
International Business
Machines Corp. 8,100 1,556,334
Okta, Inc.* 702 65,946
4,284,396
Life Sciences Tools & Services -
0 .4%
Agilent Technologies, Inc. 864 122,170
Avantor, Inc.* 2,160 57,780
Illumina, Inc.* 648 79,445
IQVIA Holdings, Inc.* 1,350 332,410
West Pharmaceutical
Services, Inc. 216 66,133
657,938
Machinery -
1 .9%
Caterpillar, Inc. 2,160 747,792
Cummins, Inc. 1,026 299,387
Deere & Co. 2,052 763,303
Dover Corp. 594 109,450
Fortive Corp. 2,592 186,235
IDEX Corp. 324 67,548
Illinois Tool Works, Inc. 864 213,650
Lincoln Electric Holdings,
Inc. 270 55,461
Nordson Corp. 324 81,107
Otis Worldwide Corp. 3,024 285,768
Pentair plc 1,134 99,645
Stanley Black & Decker,
Inc. 810 85,552
Westinghouse Air Brake
Technologies Corp. 810 130,531
Xylem, Inc. 1,080 144,180
3,269,609
Media -
0 .2%
Interpublic Group of Cos.,
Inc. (The)(b) 3,672 118,128
Omnicom Group, Inc. 1,782 174,708
292,836
Metals & Mining -
0 .5%
Freeport-McMoRan, Inc. 6,372 289,353
Newmont Corp. 8,262 405,416
Nucor Corp. 702 114,384
 809,153
Investments Shares Value
Multi-Utilities -
0 .1%
Public Service Enterprise
Group, Inc. 1,404 $ 111,997
Oil, Gas & Consumable Fuels -
4 .6%
Cheniere Energy, Inc. 702 128,213
Chevron Corp. 15,120 2,426,306
ConocoPhillips 3,402 378,302
Diamondback Energy, Inc. 486 98,323
Exxon Mobil Corp. 39,474 4,681,222
Marathon Oil Corp. 3,240 90,882
Valero Energy Corp. 1,458 235,788
8,039,036
Personal Care Products -
0 .1%
Estee Lauder Cos., Inc.
(The), Class A 1,620 161,368
Pharmaceuticals -
6 .5%
Bristol-Myers Squibb Co. 11,718 557,308
Eli Lilly & Co. 4,968 3,995,613
Johnson & Johnson 21,168 3,341,369
Merck & Co., Inc. 18,684 2,113,721
Pfizer, Inc. 24,624 752,017
Royalty Pharma plc,
Class A 3,780 106,483
Zoetis, Inc. 3,402 612,496
11,479,007
Professional Services -
0 .7%
Automatic Data
Processing, Inc. 3,024 794,163
Broadridge Financial
Solutions, Inc. 702 150,228
Verisk Analytics, Inc. 864 226,152
1,170,543
Real Estate Management & Development -
0 .2%
CBRE Group, Inc., Class
A* 2,700 304,317
Residential REITs -
0 .1%
Camden Property Trust,
REIT 270 29,902
Essex Property Trust,
Inc., REIT 378 105,220
Sun Communities, Inc.,
REIT 756 95,808
230,930
Semiconductors & Semiconductor Equipment -
6 .7%
Advanced Micro Devices,
Inc.* 9,504 1,373,138
Applied Materials, Inc. 4,914 1,042,751

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Broadcom, Inc. 20,520 $ 3,297,154
Intel Corp. 31,050 954,477
KLA Corp. 378 311,121
Lam Research Corp. 972 895,445
Micron Technology, Inc. 9,774 1,073,381
NXP Semiconductors NV 1,890 497,372
QUALCOMM, Inc. 6,534 1,182,327
Skyworks Solutions, Inc. 432 49,084
Texas Instruments, Inc. 5,346 1,089,568
11,765,818
Software -
8 .4%
Adobe, Inc.* 2,646 1,459,666
Autodesk, Inc.* 1,890 467,813
Crowdstrike Holdings,
Inc., Class A* 1,350 313,146
Gen Digital, Inc.(b) 4,536 117,891
HubSpot, Inc.* 378 187,877
Intuit, Inc. 1,242 804,009
Microsoft Corp. 19,278 8,064,951
Oracle Corp. 7,074 986,469
Palo Alto Networks, Inc.* 1,404 455,921
Salesforce, Inc. 2,808 726,710
ServiceNow, Inc.* 918 747,610
Synopsys, Inc.* 864 482,389
14,814,452
Specialized REITs -
0 .9%
American Tower Corp.,
REIT(b) 3,402 749,801
Crown Castle, Inc., REIT 1,296 142,664
Iron Mountain, Inc.,
REIT(b) 2,160 221,529
VICI Properties, Inc.,
Class A, REIT 9,288 290,343
Weyerhaeuser Co., REIT 6,480 205,805
1,610,142
Specialty Retail -
2 .8%
AutoZone, Inc.* 54 169,219
Best Buy Co., Inc. 1,782 154,179
Burlington Stores, Inc.* 324 84,344
Dick's Sporting Goods,
Inc. 162 35,049
Home Depot, Inc. (The) 4,374 1,610,332
Lowe's Cos., Inc. 4,158 1,020,830
Ross Stores, Inc. 2,484 355,783
TJX Cos., Inc. (The) 10,044 1,135,173
Tractor Supply Co. 810 213,289
Investments Shares Value
Specialty Retail
(continued)
Williams-Sonoma, Inc.(b) 1,080 $ 167,054
4,945,252
Technology Hardware, Storage & Peripherals -
5 .7%
Apple, Inc. 39,744 8,826,348
Hewlett Packard
Enterprise Co. 9,342 185,999
HP, Inc. 8,856 319,613
NetApp, Inc. 1,188 150,852
Pure Storage, Inc., Class
A* 918 55,016
Seagate Technology
Holdings plc 594 60,689
Super Micro Computer,
Inc.*(b) 432 303,113
Western Digital Corp.*(b) 2,808 188,276
10,089,906
Textiles, Apparel & Luxury Goods -
0 .5%
Deckers Outdoor Corp.* 162 149,466
Lululemon Athletica, Inc.* 1,080 279,353
NIKE, Inc., Class B 7,020 525,517
954,336
Trading Companies & Distributors -
0 .5%
Ferguson plc 1,782 396,762
United Rentals, Inc. 216 163,534
WW Grainger, Inc.(b) 270 263,739
824,035
Water Utilities -
0 .1%
American Water Works
Co., Inc. 1,404 199,873
Total Common Stocks
(Cost $139,676,781) 174,314,025
Total Investments - 99.2%
(Cost $139,676,781) 174,314,025
Other assets less liabilities - 0.8% 1,363,431
NET ASSETS - 100.0% $175,677,456
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $11,919,821, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
August 15, 2024 – February 15, 2054; a total value of
$11,955,046.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust
Investment in a company which was affiliated for the period ended July 31, 2024, was as follows:
Security
Value
October 31,
2023
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2024
Value
July 31, 2024
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 77,115 $ 12,799 $ 61,832 594 $ 52,658 $ 24,070 $ 1,962 $ 506
Futures Contracts
FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 2 09/20/2024 USD $ 555,800 $ 5,507
S&P 500 Micro E-Mini Index 29 09/20/2024 USD 805,910 4,011
$ 9,518
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .2%
Others
(1)
0 .8
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global ESG Select Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .1%
Air Freight & Logistics -
0 .1%
Deutsche Post AG 1,932 $ 86,238
DSV A/S 672 123,176
International Distribution
Services plc* 1,035 4,586
214,000
Automobile Components -
0 .2%
Aisin Corp. 700 23,960
Bridgestone Corp. 2,300 94,547
Cie Generale des
Etablissements
Michelin SCA 3,234 128,082
Continental AG 552 33,868
Denso Corp. 5,000 83,544
Forvia SE 92 1,078
Niterra Co. Ltd. 600 18,025
383,104
Automobiles -
1 .3%
Bayerische Motoren
Werke AG 1,134 105,310
Ferrari NV 294 121,019
General Motors Co. 7,812 346,228
Honda Motor Co. Ltd. 21,000 229,875
Mazda Motor Corp. 2,300 20,973
Mercedes-Benz Group AG 3,864 255,724
Mitsubishi Motors Corp.(a) 6,900 20,137
Nissan Motor Co. Ltd. 13,800 44,594
Renault SA 1,058 51,336
Stellantis NV 6,930 115,514
Subaru Corp. 2,300 45,653
Suzuki Motor Corp. 6,800 79,520
Toyota Motor Corp. 35,000 685,996
Volkswagen AG
(Preference) 756 84,424
Yamaha Motor Co. Ltd. 4,200 39,499
2,245,802
Banks -
8 .5%
ABN AMRO Bank NV,
CVA(b) 2,254 39,305
AIB Group plc 8,786 50,389
ANZ Group Holdings Ltd. 17,262 327,454
Banco Bilbao Vizcaya
Argentaria SA(a) 23,394 245,653
Banco BPM SpA 8,484 58,755
Banco Santander SA 69,678 335,901
Bank of Ireland Group plc 4,554 51,619
Bank of Montreal 1,722 145,157
Investments Shares Value
Banks
(continued)
Bank Polska Kasa Opieki
SA 920 $ 37,185
Bankinter SA 3,726 31,804
Banque Cantonale
Vaudoise (Registered)
(a) 138 14,643
Barclays plc 62,118 186,543
BAWAG Group AG(b) 422 30,801
BNP Paribas SA 5,082 348,981
CaixaBank SA 17,934 104,523
Canadian Imperial Bank
of Commerce 2,982 154,124
Citigroup, Inc. 16,254 1,054,559
Commerzbank AG 2,265 36,985
Commonwealth Bank of
Australia 10,122 908,763
Danske Bank A/S 3,234 98,954
DBS Group Holdings Ltd. 5,680 155,376
Erste Group Bank AG 966 50,258
FinecoBank Banca Fineco
SpA(a) 3,648 61,976
Hang Seng Bank Ltd. 4,800 58,894
HSBC Holdings plc 73,122 661,208
Intesa Sanpaolo SpA 85,302 346,191
JPMorgan Chase & Co. 24,696 5,255,309
KBC Group NV 966 74,886
Lloyds Banking Group plc 307,608 235,405
Mediobanca Banca di
Credito Finanziario
SpA 2,254 36,574
Mitsubishi UFJ Financial
Group, Inc. 50,400 586,202
National Australia Bank
Ltd. 11,802 297,325
National Bank of Canada 714 59,686
NatWest Group plc 33,180 156,877
Nordea Bank Abp 16,296 190,799
NU Holdings Ltd., Class
A* 10,794 130,931
Oversea-Chinese Banking
Corp. Ltd. 15,500 172,081
Ringkjoebing Landbobank
A/S 42 7,443
Royal Bank of Canada 3,696 412,768
Santander Bank Polska
SA 46 6,051
Skandinaviska Enskilda
Banken AB, Class A 7,350 113,155
Societe Generale SA 2,772 71,930
Standard Chartered plc 9,576 94,365
Svenska Handelsbanken
AB, Class A 6,174 62,330
Swedbank AB, Class A 4,494 95,603

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Toronto-Dominion Bank
(The) 4,242 $ 250,353
UniCredit SpA 4,620 189,748
US Bancorp 7,728 346,833
Virgin Money UK plc 6,946 19,217
Westpac Banking Corp. 21,420 416,820
14,878,692
Beverages -
1 .4%
Anheuser-Busch InBev
SA/NV 3,024 179,844
Britvic plc 1,811 29,519
Carlsberg A/S, Class B 252 30,455
Coca-Cola Co. (The) 20,412 1,362,297
Coca-Cola Europacific
Partners plc 1,360 100,327
Coca-Cola HBC AG 982 35,822
Davide Campari-Milano
NV(a) 222 2,003
Diageo plc 10,290 319,719
Heineken Holding NV 460 33,898
Heineken NV 1,316 116,800
Kirin Holdings Co. Ltd. 2,900 41,064
Pernod Ricard SA 924 123,983
Treasury Wine Estates
Ltd. 2,394 19,306
2,395,037
Biotechnology -
0 .8%
CSL Ltd. 1,386 280,314
Gilead Sciences, Inc. 4,494 341,814
Moderna, Inc.*(a) 1,302 155,224
Swedish Orphan
Biovitrum AB* 609 15,899
Vertex Pharmaceuticals,
Inc.* 1,344 666,248
1,459,499
Broadline Retail -
5 .4%
Allegro.eu SA*(b) 1,012 9,282
Amazon.com, Inc.* 46,410 8,677,742
B&M European Value
Retail SA 2,100 12,626
eBay, Inc.(a) 1,722 95,760
Isetan Mitsukoshi
Holdings Ltd. 3,100 62,449
J Front Retailing Co. Ltd. 2,300 27,944
Next plc 588 68,532
Prosus NV 4,116 143,038
Rakuten Group, Inc.* 5,700 33,429
Ryohin Keikaku Co. Ltd. 500 9,443
Investments Shares Value
Broadline Retail
(continued)
Wesfarmers Ltd. 6,510 $ 313,088
9,453,333
Building Products -
0 .5%
AGC, Inc. 900 32,295
Assa Abloy AB, Class B 3,822 116,219
Belimo Holding AG
(Registered) 46 27,827
Cie de Saint-Gobain SA 2,604 223,845
Fletcher Building Ltd. 2,898 5,371
Geberit AG (Registered) 126 80,216
Lennox International, Inc.
(a) 168 98,028
Lixil Corp. 2,200 25,442
Nibe Industrier AB, Class
B(a) 2,898 12,711
Reliance Worldwide Corp.
Ltd. 2,576 8,663
ROCKWOOL A/S, Class
B 49 21,658
Trane Technologies plc 756 252,716
904,991
Capital Markets -
2 .4%
abrdn plc 3,700 8,082
Allfunds Group plc 2,438 14,668
ASX Ltd. 840 35,637
BlackRock, Inc. 1,218 1,067,577
Daiwa Securities Group,
Inc. 8,800 73,548
Euronext NV(b) 414 41,887
FactSet Research
Systems, Inc. 126 52,049
Goldman Sachs Group,
Inc. (The) 1,680 855,170
Hong Kong Exchanges &
Clearing Ltd. 3,600 106,820
IG Group Holdings plc 1,288 15,510
Intercontinental
Exchange, Inc. 4,872 738,400
Investec plc 714 5,645
Julius Baer Group Ltd. 690 37,665
London Stock Exchange
Group plc 1,890 229,895
Macquarie Group Ltd. 2,058 281,945
Man Group plc 2,576 8,087
Nasdaq, Inc. 1,140 77,155
S&P Global, Inc. 1,050 508,966
Schroders plc 3,772 19,031
4,177,737
Chemicals -
0 .4%
Air Liquide SA 1,386 253,135

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Akzo Nobel NV 504 $ 31,152
Arkema SA 179 16,193
BASF SE 2,772 129,282
Covestro AG*(b) 610 35,948
Croda International plc 506 26,270
FUCHS SE (Preference) 528 22,980
Hexpol AB 2,691 30,054
Incitec Pivot Ltd. 3,726 7,178
LANXESS AG 92 2,407
Mitsubishi Chemical
Group Corp. 4,600 27,338
Nippon Sanso Holdings
Corp. 1,400 46,245
Novonesis (Novozymes)
B 1,092 69,518
OCI NV 598 14,398
Orica Ltd. 2,346 27,514
Wacker Chemie AG 92 9,238
Yara International ASA 920 26,167
775,017
Commercial Services & Supplies -
0 .4%
Brambles Ltd. 6,888 69,987
Cintas Corp. 462 352,941
Downer EDI Ltd. 6,762 22,034
Elis SA 1,080 24,986
ISS A/S(a) 598 10,935
Rentokil Initial plc 8,862 54,034
Securitas AB, Class B 2,731 29,329
SPIE SA 759 29,370
TOPPAN Holdings, Inc. 1,800 51,143
644,759
Construction & Engineering -
0 .4%
Balfour Beatty plc 2,990 16,176
Bouygues SA 736 25,438
Eiffage SA 425 42,356
Ferrovial SE 2,490 98,993
HOCHTIEF AG 46 5,475
Obayashi Corp. 4,600 60,703
Shimizu Corp. 2,300 14,533
Skanska AB, Class B(a) 2,116 41,283
Sweco AB, Class B 1,334 21,521
Vinci SA 2,940 335,953
Worley Ltd.(a) 2,024 20,063
WSP Global, Inc. 230 38,183
720,677
Construction Materials -
0 .2%
Buzzi SpA 368 14,439
Heidelberg Materials AG 184 19,210
Investments Shares Value
Construction Materials
(continued)
Holcim AG 2,394 $ 223,667
Wienerberger AG 437 15,491
272,807
Consumer Finance -
0 .0% (c)
Cembra Money Bank
AG(a) 46 4,011
Marui Group Co. Ltd. 2,300 37,245
41,256
Consumer Staples Distribution & Retail -
2 .0%
Aeon Co. Ltd.(a) 4,200 95,886
Axfood AB 598 14,819
Carrefour SA 3,288 49,100
Coles Group Ltd. 1,512 17,871
Dollar Tree, Inc.* 798 83,263
Endeavour Group Ltd. 874 3,133
J Sainsbury plc 9,108 32,218
Jeronimo Martins SGPS
SA 1,334 23,313
Kesko OYJ, Class B 1,472 26,601
Koninklijke Ahold Delhaize
NV 3,570 115,043
Kroger Co. (The) 3,444 187,698
Loblaw Cos. Ltd. 420 51,761
Marks & Spencer Group
plc 10,166 42,868
Seven & i Holdings Co.
Ltd. 8,400 101,078
Target Corp. 2,394 360,082
Tesco plc 9,338 39,773
Walgreens Boots Alliance,
Inc. 4,452 52,845
Walmart, Inc. 30,156 2,069,908
Woolworths Group Ltd. 6,678 150,445
3,517,705
Containers & Packaging -
0 .1%
Ball Corp. 1,512 96,511
DS Smith plc 2,226 13,004
Huhtamaki OYJ 230 9,323
Orora Ltd.(a) 5,198 6,924
125,762
Distributors -
0 .0% (c)
D'ieteren Group 92 21,145
Inchcape plc 1,656 17,931
39,076
Diversified Consumer Services -
0 .0% (c)
Pearson plc 3,864 52,410

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified REITs -
0 .1%
British Land Co. plc (The),
REIT 6,348 $ 33,561
Covivio SA, REIT 349 18,029
Mirvac Group, REIT(a) 31,602 44,161
Stockland, REIT(a) 10,668 32,045
127,796
Diversified Telecommunication Services -
0 .7%
BT Group plc(a) 12,374 22,387
Cellnex Telecom SA(b) 2,324 80,926
Chorus Ltd.(a) 2,070 9,713
Deutsche Telekom AG
(Registered) 15,162 396,552
Elisa OYJ 552 25,697
Infrastrutture Wireless
Italiane SpA(b) 1,403 15,607
Koninklijke KPN NV 18,018 70,892
Nippon Telegraph &
Telephone Corp. 218,400 232,828
Singapore
Telecommunications
Ltd. 29,400 67,697
Spark New Zealand Ltd. 3,604 9,247
Swisscom AG
(Registered) 84 51,340
Telenor ASA 2,967 35,275
Telia Co. AB(a) 13,846 40,217
Telstra Group Ltd. 47,973 123,426
1,181,804
Electric Utilities -
0 .7%
Alliant Energy Corp. 922 51,319
American Electric Power
Co., Inc. 1,848 181,326
BKW AG 42 7,577
Contact Energy Ltd. 782 3,948
EDP SA 13,776 56,647
Elia Group SA/NV(a) 92 9,547
Endesa SA(a) 782 15,147
Enel SpA(a) 15,078 107,587
Fortum OYJ(a) 2,438 37,435
Iberdrola SA(a) 26,546 349,876
Kansai Electric Power
Co., Inc. (The) 3,100 53,002
Origin Energy Ltd. 12,264 84,008
Orsted A/S*(a)(b) 690 41,064
Redeia Corp. SA 2,352 41,663
SSE plc 5,586 134,925
Terna - Rete Elettrica
Nazionale 3,312 27,560
Investments Shares Value
Electric Utilities
(continued)
Verbund AG 276 $ 22,101
1,224,732
Electrical Equipment -
0 .8%
ABB Ltd. (Registered) 5,670 314,209
Legrand SA 1,176 127,102
Nexans SA 253 32,743
Nidec Corp.(a) 4,200 186,971
nVent Electric plc 1,008 73,211
Prysmian SpA 1,536 105,610
Schneider Electric SE 1,470 354,485
Siemens Energy AG* 1,794 52,240
Vestas Wind Systems
A/S* 4,736 116,925
1,363,496
Electronic Equipment, Instruments & Components -
0 .5%
Comet Holding AG
(Registered) 42 16,819
Halma plc 690 23,592
Hexagon AB, Class B 6,726 68,405
Ibiden Co. Ltd. 1,000 38,834
Jabil, Inc. 588 66,250
Kyocera Corp. 4,200 53,065
Murata Manufacturing
Co. Ltd. 10,700 238,307
Omron Corp. 1,200 44,432
Shimadzu Corp. 900 26,666
TDK Corp. 1,000 70,019
TE Connectivity Ltd. 1,512 233,347
879,736
Energy Equipment & Services -
0 .3%
Schlumberger NV 10,164 490,820
Technip Energies NV 138 3,524
494,344
Entertainment -
0 .5%
Bollore SE 4,117 25,661
Square Enix Holdings Co.
Ltd. 900 30,459
Walt Disney Co. (The) 9,534 893,240
949,360
Financial Services -
3 .5%
AMP Ltd. 46 36
Apollo Global
Management, Inc.(a) 2,856 357,885
Berkshire Hathaway, Inc.,
Class B* 9,030 3,959,655
Edenred SE 924 38,505

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
EXOR NV 296 $ 30,300
Industrivarden AB, Class
C 460 15,576
Kinnevik AB, Class B* 690 5,772
M&G plc 14,398 39,262
Nexi SpA*(b) 4,232 25,993
ORIX Corp. 4,200 102,278
Visa, Inc., Class A(a) 5,418 1,439,400
Wendel SE 82 7,866
6,022,528
Food Products -
0 .7%
AAK AB 1,400 40,233
Ajinomoto Co., Inc. 2,500 103,533
Associated British Foods
plc 1,012 32,263
Bakkafrost P/F 46 2,398
Danone SA 1,386 90,227
General Mills, Inc. 3,024 203,031
Hershey Co. (The)(a) 546 107,824
JDE Peet's NV 92 2,019
Kellanova 1,134 65,942
Kerry Group plc, Class A 798 74,608
MEIJI Holdings Co. Ltd. 2,300 58,073
Mondelez International,
Inc., Class A 4,704 321,518
Mowi ASA 1,590 26,785
Orkla ASA 3,726 31,384
Salmar ASA 368 21,135
Viscofan SA(a) 47 3,133
1,184,106
Gas Utilities -
0 .1%
APA Group 5,082 26,250
Enagas SA(a) 322 4,822
Naturgy Energy Group SA 46 1,104
Rubis SCA(a) 276 8,649
Snam SpA(a) 11,280 53,914
Tokyo Gas Co. Ltd. 2,100 46,087
140,826
Ground Transportation -
0 .9%
Canadian National
Railway Co. 1,932 223,527
Canadian Pacific Kansas
City Ltd. 2,184 183,042
ComfortDelGro Corp. Ltd. 13,800 14,444
Hankyu Hanshin
Holdings, Inc. 1,300 37,196
MTR Corp. Ltd.(a) 10,000 32,386
Uber Technologies, Inc.* 7,350 473,855
Investments Shares Value
Ground Transportation
(continued)
Union Pacific Corp. 2,058 $ 507,770
XPO, Inc.* 356 40,901
1,513,121
Health Care Equipment & Supplies -
2 .3%
Abbott Laboratories 8,904 943,290
Alcon, Inc. 2,394 226,767
Ansell Ltd.(a) 322 5,755
Baxter International, Inc. 1,800 64,476
BioMerieux(a) 230 24,316
Carl Zeiss Meditec AG 46 3,153
Cochlear Ltd. 420 94,622
ConvaTec Group plc(b) 9,660 29,059
Demant A/S* 408 15,620
Edwards Lifesciences
Corp.* 2,226 140,349
Elekta AB, Class B 920 5,777
EssilorLuxottica SA 714 163,564
Fisher & Paykel
Healthcare Corp. Ltd. 3,150 60,525
GE HealthCare
Technologies, Inc.(a) 4,452 376,773
Getinge AB, Class B 1,058 20,622
Hologic, Inc.* 966 78,835
Hoya Corp. 1,900 239,173
Koninklijke Philips NV* 3,528 99,564
Medtronic plc 4,452 357,585
Olympus Corp. 4,000 69,228
Siemens Healthineers
AG(b) 714 38,345
Smith & Nephew plc 1,150 16,588
Sonova Holding AG
(Registered) 252 77,096
Straumann Holding AG
(Registered) 630 81,197
Stryker Corp. 2,478 811,421
4,043,700
Health Care Providers & Services -
2 .0%
Cardinal Health, Inc. 840 84,697
Cigna Group (The) 1,008 351,459
CVS Health Corp. 4,368 263,521
Elevance Health, Inc. 1,596 849,120
Fresenius Medical Care
AG 1,058 41,078
Fresenius SE & Co.
KGaA* 2,160 77,576
Galenica AG(b) 184 15,981
Ramsay Health Care Ltd.
(a) 714 21,666
UnitedHealth Group, Inc. 3,192 1,839,103
 3,544,201

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care REITs -
0 .4%
Alexandria Real Estate
Equities, Inc., REIT 882 $ 103,450
Healthpeak Properties,
Inc., REIT 6,258 136,549
Ventas, Inc., REIT(a) 1,974 107,465
Welltower, Inc., REIT 3,024 336,420
683,884
Hotel & Resort REITs -
0 .0% (c)
Host Hotels & Resorts,
Inc., REIT 2,518 44,090
Hotels, Restaurants & Leisure -
1 .4%
Accor SA 1,295 49,845
Amadeus IT Group SA 2,100 138,026
Aristocrat Leisure Ltd. 4,200 148,704
Booking Holdings, Inc. 114 423,511
Chipotle Mexican Grill,
Inc., Class A* 4,550 247,156
Compass Group plc 6,342 195,178
Domino's Pizza
Enterprises Ltd.(a) 100 2,140
Entain plc 1,380 10,121
Expedia Group, Inc.* 402 51,323
Greggs plc 683 27,494
Hilton Worldwide
Holdings, Inc. 1,260 270,484
InterContinental Hotels
Group plc 672 67,671
Just Eat Takeaway.com
NV*(a)(b) 1,564 19,953
La Francaise des Jeux
SAEM(b) 276 10,722
Lottery Corp. Ltd. (The) 8,106 26,307
Marriott International, Inc.,
Class A 1,260 286,398
MGM Resorts
International* 988 42,454
Oriental Land Co. Ltd. 7,200 204,908
Sodexo SA 551 52,201
TUI AG* 714 4,611
Whitbread plc 736 27,510
Yum! Brands, Inc. 1,050 139,472
2,446,189
Household Durables -
0 .7%
Berkeley Group Holdings
plc 460 30,015
GN Store Nord A/S*(a) 506 13,255
Nikon Corp. 2,300 26,530
Panasonic Holdings Corp. 10,500 86,953
SEB SA 184 18,427
Sekisui House Ltd.(a) 3,100 77,881
Investments Shares Value
Household Durables
(continued)
Sony Group Corp. 10,400 $ 935,212
Sumitomo Forestry Co.
Ltd.(a) 800 34,162
Taylor Wimpey plc 22,448 45,946
Vistry Group plc* 920 16,355
1,284,736
Household Products -
1 .6%
Clorox Co. (The) 546 72,034
Colgate-Palmolive Co. 2,730 270,788
Essity AB, Class B 2,324 65,334
Henkel AG & Co. KGaA
(Preference) 966 82,684
Kimberly-Clark Corp. 1,722 232,556
Procter & Gamble Co.
(The) 12,180 1,958,057
Reckitt Benckiser Group
plc 2,604 139,742
2,821,195
Independent Power and Renewable Electricity Producers
-
0 .1%
AES Corp. (The) 3,528 62,763
Drax Group plc 2,438 20,308
EDP Renovaveis SA 607 9,419
Meridian Energy Ltd. 8,142 31,433
123,923
Industrial Conglomerates -
0 .4%
CK Hutchison Holdings
Ltd. 6,500 34,114
Hitachi Ltd. 20,000 437,060
Investment AB Latour,
Class B(a) 322 9,443
Keppel Ltd. 4,600 22,835
Lifco AB, Class B 552 16,358
Siemens AG (Registered) 1,218 223,295
743,105
Industrial REITs -
0 .2%
CapitaLand Ascendas
REIT, REIT 13,800 28,062
Goodman Group, REIT 8,862 203,120
Segro plc, REIT 4,494 52,863
Tritax Big Box REIT plc,
REIT 11,025 23,436
Warehouses De Pauw
CVA, REIT 522 14,167
 321,648

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
Insurance -
1 .9%
Admiral Group plc 828 $ 29,289
Aegon Ltd. 5,341 34,504
Aflac, Inc. 1,638 156,232
Ageas SA/NV 1,012 48,337
Allianz SE (Registered) 672 189,646
ASR Nederland NV 506 25,390
Aviva plc 11,704 75,196
AXA SA 9,114 320,425
Beazley plc 3,772 33,115
Direct Line Insurance
Group plc 3,680 8,910
Generali 5,334 138,122
Gjensidige Forsikring ASA 294 4,963
Hannover Rueck SE 308 76,556
Hartford Financial
Services Group, Inc.
(The) 924 102,490
Hiscox Ltd. 1,518 24,782
Insurance Australia Group
Ltd. 10,098 48,796
Japan Post Holdings Co.
Ltd. 4,200 44,775
Legal & General Group
plc 8,946 26,624
Medibank Pvt Ltd.(a) 14,122 36,702
MetLife, Inc. 1,890 145,247
MS&AD Insurance Group
Holdings, Inc. 4,200 99,989
Muenchener
Rueckversicherungs-
Gesellschaft AG
in Muenchen
(Registered) 546 269,181
nib holdings Ltd. 3,082 15,155
NN Group NV 1,582 79,329
Phoenix Group Holdings
plc 4,554 31,996
Poste Italiane SpA(b) 2,244 30,389
Power Corp. of Canada 2,064 59,704
Principal Financial Group,
Inc. 714 58,198
QBE Insurance Group
Ltd. 5,348 63,140
Sampo OYJ, Class A 1,226 53,690
Steadfast Group Ltd. 5,658 23,978
Storebrand ASA 2,760 27,664
Sun Life Financial, Inc. 1,722 85,436
Swiss Life Holding AG
(Registered) 84 64,299
Swiss Re AG 924 113,840
Travelers Cos., Inc. (The) 756 163,629
Tryg A/S 1,492 32,670
Unipol Gruppo SpA 1,840 19,831
Willis Towers Watson plc 504 142,269
Investments Shares Value
Insurance
(continued)
Zurich Insurance Group
AG 504 $ 276,663
3,281,151
Interactive Media & Services -
4 .3%
Auto Trader Group plc(b) 5,208 54,559
CAR Group Ltd. 2,663 60,602
LY Corp. 5,400 13,387
Meta Platforms, Inc.,
Class A 15,120 7,179,429
REA Group Ltd.(a) 276 36,878
Rightmove plc 32 237
Snap, Inc., Class A*(a) 6,224 82,904
7,427,996
IT Services -
2 .8%
Accenture plc, Class A 6,972 2,305,083
Akamai Technologies,
Inc.* 588 57,789
Alten SA 92 10,135
Amdocs Ltd. 840 73,475
Bechtle AG 126 5,574
Capgemini SE 798 158,541
CGI, Inc.* 1,176 134,017
Cognizant Technology
Solutions Corp., Class
A 2,394 181,178
Computacenter plc 575 19,882
Fujitsu Ltd. 9,600 174,345
Gartner, Inc.* 378 189,450
International Business
Machines Corp. 6,258 1,202,412
NEC Corp. 1,700 146,883
Nomura Research
Institute Ltd. 900 27,934
NTT Data Group Corp. 2,000 31,364
Okta, Inc., Class A* 546 51,291
Reply SpA 92 13,061
Softcat plc(a) 644 13,450
Sopra Steria Group 92 17,083
TIS, Inc. 1,200 25,761
4,838,708
Leisure Products -
0 .1%
Bandai Namco Holdings,
Inc. 2,900 61,793
Thule Group AB(b) 690 19,070
Yamaha Corp. 900 21,504
102,367
Life Sciences Tools & Services -
0 .3%
Eurofins Scientific SE 552 32,757

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Life Sciences Tools & Services
(continued)
Gerresheimer AG 92 $ 9,532
Illumina, Inc.* 588 72,089
IQVIA Holdings, Inc.* 924 227,516
Lonza Group AG
(Registered) 168 112,108
QIAGEN NV*(a) 713 31,849
Sartorius AG (Preference) 92 26,153
Sartorius Stedim Biotech 141 28,219
Siegfried Holding AG
(Registered) 23 26,756
Tecan Group AG
(Registered) 46 17,099
Wuxi Biologics Cayman,
Inc.*(b) 11,500 16,959
601,037
Machinery -
1 .2%
Aalberts NV 230 8,786
Alfa Laval AB 621 27,407
Alstom SA*(a) 845 16,568
ANDRITZ AG 299 19,138
Atlas Copco AB, Class A 8,904 158,347
Cummins, Inc. 462 134,812
Daimler Truck Holding AG 1,492 57,702
Deere & Co. 966 359,333
Ebara Corp. 1,500 21,873
Epiroc AB, Class A 2,688 50,160
FANUC Corp. 2,100 62,947
Fortive Corp. 1,218 87,513
Georg Fischer AG
(Registered) 506 37,192
Husqvarna AB, Class B(a) 1,242 8,385
IMI plc 667 16,226
Indutrade AB 690 20,241
Interpump Group SpA 322 13,972
KION Group AG 322 12,760
Knorr-Bremse AG 92 7,412
Kone OYJ, Class B 2,016 102,880
Konecranes OYJ 594 41,491
Metso OYJ(a) 3,318 33,671
MINEBEA MITSUMI, Inc. 2,300 55,459
Otis Worldwide Corp. 1,386 130,977
Pentair plc 598 52,546
Rotork plc 7,199 33,455
Sandvik AB 4,428 90,563
Schindler Holding AG 184 49,122
Seatrium Ltd.* 6,900 8,666
SFS Group AG 23 3,350
SKF AB, Class B 782 14,516
Spirax Group plc 180 20,947
Techtronic Industries Co.
Ltd. 4,500 57,661
TOMRA Systems ASA 140 2,302
Investments Shares Value
Machinery
(continued)
Trelleborg AB, Class B 966 $ 35,855
Valmet OYJ(a) 552 15,632
Volvo AB, Class B 6,132 156,367
Wartsila OYJ Abp 2,881 59,405
Weir Group plc (The) 1,035 27,014
Yaskawa Electric Corp. 400 13,978
2,126,631
Marine Transportation -
0 .0% (c)
AP Moller - Maersk A/S,
Class B 23 38,123
Media -
0 .3%
Dentsu Group, Inc. 2,300 61,192
Informa plc 7,140 79,714
Interpublic Group of Cos.,
Inc. (The) 1,728 55,590
ITV plc 19,343 19,951
Omnicom Group, Inc.(a) 1,638 160,589
Publicis Groupe SA 1,218 127,345
SES SA, Class A, ADR(a) 3,036 16,443
Vivendi SE 4,554 48,648
WPP plc 1,426 13,748
583,220
Metals & Mining -
0 .7%
Anglo American plc 4,326 130,579
Antofagasta plc 1,679 43,563
Aurubis AG 184 14,346
BlueScope Steel Ltd. 1,861 26,930
Boliden AB 1,308 39,859
Fortescue Ltd. 9,114 112,304
IGO Ltd.(a) 1,311 4,751
Iluka Resources Ltd. 2,162 8,555
Mineral Resources Ltd. 960 34,027
Newmont Corp. 4,200 206,094
Norsk Hydro ASA 4,278 23,631
Northern Star Resources
Ltd. 6,947 63,872
Pilbara Minerals Ltd.(a) 4,928 9,429
Rio Tinto Ltd. 1,344 103,104
Rio Tinto plc 2,646 170,816
South32 Ltd. 23,230 46,569
SSAB AB, Class B 3,358 16,982
Teck Resources Ltd.,
Class B 1,764 86,422
thyssenkrupp AG 1,426 5,461
voestalpine AG 782 20,021
1,167,315
Multi-Utilities -
0 .4%
A2A SpA 10,971 23,233
AGL Energy Ltd. 3,956 26,815

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
Centrica plc 14,122 $ 24,043
Engie SA 8,274 130,181
Hera SpA 6,691 24,472
National Grid plc 18,102 229,256
Public Service Enterprise
Group, Inc. 1,890 150,765
Veolia Environnement SA 1,386 43,554
652,319
Office REITs -
0 .0% (c)
Dexus, REIT 8,886 40,734
Gecina SA, REIT 184 18,258
58,992
Oil, Gas & Consumable Fuels -
5 .7%
Aker BP ASA 322 7,801
Ampol Ltd. 1,564 34,183
BP plc 42,210 248,773
Chevron Corp. 17,850 2,864,389
Eni SpA 10,920 174,861
Equinor ASA 3,780 100,252
Exxon Mobil Corp. 38,766 4,597,260
Galp Energia SGPS SA 1,150 24,210
Gaztransport Et
Technigaz SA 184 27,158
Marathon Oil Corp. 1,932 54,193
ORLEN SA 2,070 33,733
Pembina Pipeline Corp. 1,806 69,955
Santos Ltd.(a) 9,996 52,154
Shell plc 29,484 1,078,217
Suncor Energy, Inc. 3,612 144,171
TC Energy Corp. 1,428 60,595
TotalEnergies SE 5,712 386,186
Woodside Energy Group
Ltd. 3,066 55,258
10,013,349
Paper & Forest Products -
0 .0% (c)
Holmen AB, Class B(a) 460 18,061
Mondi plc 920 17,967
Stora Enso OYJ, Class
R(a) 1,610 20,105
Svenska Cellulosa AB
SCA, Class B(a) 1,218 16,547
72,680
Passenger Airlines -
0 .1%
ANA Holdings, Inc. 2,300 43,971
International Consolidated
Airlines Group SA*(a) 16,330 34,777
Investments Shares Value
Passenger Airlines
(continued)
Qantas Airways Ltd.* 11,914 $ 50,258
Ryanair Holdings plc,
ADR 598 60,577
Singapore Airlines Ltd. 6,900 35,955
225,538
Personal Care Products -
0 .9%
Beiersdorf AG 378 54,892
Estee Lauder Cos., Inc.
(The), Class A 1,260 125,509
Haleon plc 25,200 113,159
Kao Corp. 1,600 70,227
L'Oreal SA 1,176 509,847
Shiseido Co. Ltd. 3,400 106,660
Unilever plc 9,828 602,590
1,582,884
Pharmaceuticals -
9 .0%
Astellas Pharma, Inc. 4,800 55,749
AstraZeneca plc 7,182 1,140,938
Bristol-Myers Squibb Co. 6,720 319,603
Daiichi Sankyo Co. Ltd. 5,800 236,996
Eisai Co. Ltd. 1,300 49,767
Eli Lilly & Co. 4,410 3,546,831
GSK plc 15,792 306,695
Hikma Pharmaceuticals
plc 828 20,250
Ipsen SA 115 12,942
Johnson & Johnson 20,832 3,288,331
Kyowa Kirin Co. Ltd.(a) 1,900 40,144
Merck & Co., Inc. 17,388 1,967,104
Merck KGaA 504 90,424
Novartis AG (Registered) 8,484 950,131
Novo Nordisk A/S, Class
B 8,190 1,083,148
Ono Pharmaceutical Co.
Ltd. 2,300 34,203
Orion OYJ, Class B 782 35,938
Pfizer, Inc. 19,950 609,273
Roche Holding AG 2,352 763,649
Sandoz Group AG 1,092 47,352
Sanofi SA 4,620 476,583
Santen Pharmaceutical
Co. Ltd. 2,300 27,638
Shionogi & Co. Ltd. 2,000 87,691
UCB SA 288 48,196
Zoetis, Inc., Class A 2,394 431,016
15,670,592
Professional Services -
0 .8%
Adecco Group AG
(Registered) 1,056 35,942
ALS Ltd. 1,846 18,612

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Professional Services
(continued)
Arcadis NV 506 $ 36,110
Automatic Data
Processing, Inc. 1,386 363,991
Bureau Veritas SA 1,380 43,306
Computershare Ltd. 3,596 64,927
Intertek Group plc 552 35,805
Randstad NV(a) 552 26,856
RELX plc 9,030 426,016
SGS SA (Registered) 545 59,500
Teleperformance SE 322 41,534
Wolters Kluwer NV 1,008 169,176
1,321,775
Real Estate Management & Development -
0 .5%
Castellum AB*(a) 2,309 28,869
CBRE Group, Inc., Class
A* 2,604 293,497
CK Asset Holdings Ltd. 11,500 44,016
Daito Trust Construction
Co. Ltd. 300 36,159
Daiwa House Industry
Co. Ltd. 2,200 62,771
Mitsubishi Estate Co. Ltd. 4,200 71,866
Mitsui Fudosan Co. Ltd. 7,500 78,434
Sagax AB, Class B 552 13,618
Swiss Prime Site AG
(Registered) 460 46,013
Tokyu Fudosan Holdings
Corp. 4,600 33,477
Vonovia SE 3,990 122,662
Wharf Real Estate
Investment Co. Ltd. 12,000 29,524
Wihlborgs Fastigheter AB 2,346 23,750
884,656
Residential REITs -
0 .2%
Camden Property Trust,
REIT 394 43,635
Equity Residential, REIT 1,260 87,734
Essex Property Trust,
Inc., REIT 308 85,735
Sun Communities, Inc.,
REIT 714 90,485
307,589
Retail REITs -
0 .1%
CapitaLand Integrated
Commercial Trust,
REIT 27,600 42,919
Klepierre SA, REIT 1,351 38,711
Link REIT, REIT(a) 8,400 35,484
Region RE Ltd., REIT 12,512 18,547
Investments Shares Value
Retail REITs
(continued)
Unibail-Rodamco-
Westfield, REIT 322 $ 24,146
Vicinity Ltd., REIT 27,126 37,375
197,182
Semiconductors & Semiconductor Equipment -
7 .9%
Advanced Micro Devices,
Inc.* 8,316 1,201,496
Advantest Corp. 1,100 44,077
AIXTRON SE 253 5,913
Applied Materials, Inc. 4,284 909,065
ASM International NV 252 172,776
ASML Holding NV 1,344 1,236,918
ASMPT Ltd. 2,000 20,865
BE Semiconductor
Industries NV 336 43,321
Broadcom, Inc. 23,940 3,846,679
Infineon Technologies AG 4,746 164,597
Intel Corp. 29,274 899,883
Lam Research Corp. 882 812,534
Micron Technology, Inc. 9,450 1,037,799
NXP Semiconductors NV 1,722 453,162
QUALCOMM, Inc. 5,754 1,041,186
Renesas Electronics
Corp. 11,100 190,189
Rohm Co. Ltd. 2,400 32,684
SOITEC* 46 5,938
STMicroelectronics NV(a) 2,562 84,834
SUMCO Corp.(a) 2,300 38,117
Texas Instruments, Inc. 4,662 950,162
Tokyo Electron Ltd. 2,400 494,803
13,686,998
Software -
9 .0%
Adobe, Inc.* 2,310 1,274,312
Autodesk, Inc.* 1,806 447,021
Crowdstrike Holdings,
Inc., Class A* 1,596 370,208
Dassault Systemes SE 2,100 79,625
Gen Digital, Inc. 3,738 97,151
HubSpot, Inc.* 336 167,002
Intuit, Inc. 1,428 924,416
Microsoft Corp. 19,320 8,082,522
Oracle Corp. 5,586 778,968
Palo Alto Networks, Inc.* 1,638 531,908
Sage Group plc (The) 4,662 65,031
Salesforce, Inc. 3,360 869,568
SAP SE 4,284 904,057
ServiceNow, Inc.* 714 581,474
Synopsys, Inc.* 798 445,539
Temenos AG (Registered) 230 15,913
Xero Ltd.* 840 75,794
 15,710,509

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialized REITs -
0 .7%
American Tower Corp.,
REIT 2,394 $ 527,638
Big Yellow Group plc,
REIT 874 13,583
Crown Castle, Inc., REIT 1,638 180,311
Iron Mountain, Inc.,
REIT(a) 1,638 167,993
Keppel DC REIT, REIT 2,300 3,473
Safestore Holdings plc,
REIT 230 2,383
VICI Properties, Inc.,
Class A, REIT 7,476 233,700
Weyerhaeuser Co., REIT 4,788 152,067
1,281,148
Specialty Retail -
1 .5%
Best Buy Co., Inc. 924 79,944
Fast Retailing Co. Ltd. 1,000 276,818
H & M Hennes & Mauritz
AB, Class B(a) 3,906 60,589
Industria de Diseno Textil
SA 2,730 132,522
JB Hi-Fi Ltd. 748 34,020
Kingfisher plc 11,270 39,996
Lowe's Cos., Inc. 2,016 494,948
Nitori Holdings Co. Ltd. 600 71,242
Ross Stores, Inc. 1,680 240,626
TJX Cos., Inc. (The) 7,728 873,419
Tractor Supply Co. 546 143,773
USS Co. Ltd. 4,200 37,852
Williams-Sonoma, Inc.(a) 1,092 168,911
Zalando SE*(b) 414 10,622
2,665,282
Technology Hardware, Storage & Peripherals -
5 .8%
Apple, Inc. 39,816 8,842,337
Brother Industries Ltd. 900 18,621
FUJIFILM Holdings Corp. 4,200 99,933
Hewlett Packard
Enterprise Co. 8,358 166,408
HP, Inc. 8,106 292,546
Konica Minolta, Inc. 4,600 13,596
Logitech International SA
(Registered) 330 29,684
NetApp, Inc. 1,008 127,996
Pure Storage, Inc., Class
A* 1,008 60,409
Ricoh Co. Ltd. 2,300 21,577
Seiko Epson Corp. 2,300 40,211
Super Micro Computer,
Inc.*(a) 378 265,224
Investments Shares Value
Technology Hardware, Storage & Peripherals
(continued)
Western Digital Corp.*(a) 2,142 $ 143,621
10,122,163
Textiles, Apparel & Luxury Goods -
1 .3%
adidas AG 294 73,585
Asics Corp. 5,200 85,538
Brunello Cucinelli SpA 42 3,925
Burberry Group plc 1,104 10,990
Christian Dior SE 23 15,157
Deckers Outdoor Corp.* 126 116,251
Hermes International SCA 84 183,884
HUGO BOSS AG 391 15,549
Kering SA 336 103,440
Lululemon Athletica, Inc.* 840 217,274
LVMH Moet Hennessy
Louis Vuitton SE 1,260 890,330
Moncler SpA 756 45,059
NIKE, Inc., Class B 4,284 320,700
Pandora A/S 420 65,839
Puma SE 230 11,424
Swatch Group AG (The)
(a) 69 14,176
2,173,121
Trading Companies & Distributors -
1 .1%
AddTech AB, Class B 1,127 36,278
Ashtead Group plc 1,890 135,995
Beijer Ref AB, Class B(a) 1,656 26,267
Diploma plc 679 38,793
DKSH Holding AG(a) 138 10,786
Ferguson plc 1,806 402,106
Grafton Group plc 1,150 15,953
IMCD NV 184 26,481
ITOCHU Corp.(a) 6,300 325,887
Mitsubishi Corp. 16,800 351,051
Mitsui & Co. Ltd. 13,200 309,690
Rexel SA 1,219 31,025
RS GROUP plc 2,070 21,749
Sojitz Corp. 1,599 38,269
Sumitomo Corp. 4,200 105,461
Toyota Tsusho Corp. 3,900 78,617
1,954,408
Transportation Infrastructure -
0 .2%
Aena SME SA(b) 288 54,569
Aeroports de Paris SA 92 12,096
Auckland International
Airport Ltd. 5,607 24,911
Flughafen Zurich AG
(Registered) 46 10,629
Getlink SE 2,047 36,493
Qube Holdings Ltd. 10,166 25,359
SATS Ltd. 4,600 11,280

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Transurban Group 13,776 $ 117,034
292,371
Water Utilities -
0 .2%
American Water Works
Co., Inc. 1,428 203,290
Pennon Group plc 20 159
Severn Trent plc 1,146 37,845
United Utilities Group plc 1,512 20,062
261,356
Wireless Telecommunication Services -
0 .1%
Millicom International
Cellular SA, SDR* 414 10,298
Tele2 AB, Class B 1,978 20,338
Vodafone Group plc 91,224 84,880
115,516
Total Common Stocks
(Cost $122,793,924) 172,857,160
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .6% (d)
REPURCHASE AGREEMENTS - 0 .6%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $1,001,914,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $1,025,790
(Cost $1,001,766) $1,001,766 1,001,766
Total Investments - 99.7%
(Cost $123,795,690) 173,858,926
Other assets less liabilities - 0.3% 589,564
NET ASSETS - 100.0% $174,448,490
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $5,209,191, collateralized in the form of cash
with a value of $1,001,766 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $3,932,654
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 7.63%,
and maturity dates ranging from August 15, 2024 –
February 15, 2054 and $428,493 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity dates
ranging from August 15, 2024 – June 30, 2120; a total
value of $5,362,913.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $1,001,766.
Percentages shown are based on Net Assets.
Abbreviations
ADR American Depositary Receipt
CVA Dutch Certification
OYJ Public Limited Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
SCA Limited partnership with share capital
SDR Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Futures Contracts
FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
EURO STOXX 50 Index 3 09/20/2024 EUR $ 159,004 $ (2,634)
MSCI EAFE E-Mini Index 5 09/20/2024 USD 597,425 13,244
S&P 500 E-Mini Index 3 09/20/2024 USD 833,700 6,002
$ 16,612
Forward Foreign Currency Contracts
FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 216,795 Citibank NA EUR 200,000 09/18/2024 $ (115)
USD 161,799 Citibank NA JPY 25,000,000 09/18/2024 (5,552)
Net unrealized depreciation $ (5,667)
Abbreviations:
EUR — Euro
JPY — Japanese Yen
USD — US Dollar
FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 3 .1%
Austria 0 .1
Belgium 0 .2
Brazil 0 .1
Canada 1 .2
Chile 0 .0
†
China 0 .1
Colombia 0 .0
†
Denmark 1 .0
Faeroe Islands 0 .0
†
Finland 0 .4
France 3 .8
Germany 2 .2
Hong Kong 0 .2
Ireland 0 .1
Italy 1 .0
Japan 6 .2
Jordan 0 .0
†
Luxembourg 0 .0
†
Morocco 0 .0
†
Netherlands 2 .4
New Zealand 0 .1
Norway 0 .2
Poland 0 .1
Portugal 0 .1
Singapore 0 .4
South Africa 0 .1
Spain 0 .9
Sweden 1 .0

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Switzerland 2 .2%
United Kingdom 4 .2
United States 67 .7
Other
1
0 .9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .1%
Securities Lending Reinvestments 0 .6
Others
(1)
0 .3
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate US Large Cap Core Index
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .7%
Automobiles -
2 .3%
Tesla, Inc.* 6,273 $ 1,455,775
Banks -
2 .8%
Bank of America Corp. 20,459 824,702
Citigroup, Inc. 9,512 617,139
Fifth Third Bancorp 4,305 182,274
JPMorgan Chase & Co. 779 165,771
1,789,886
Beverages -
0 .7%
PepsiCo, Inc. 2,501 431,848
Biotechnology -
2 .6%
Amgen, Inc. 2,091 695,195
Biogen, Inc.* 943 201,047
Gilead Sciences, Inc. 1,599 121,620
Regeneron
Pharmaceuticals, Inc.* 615 663,702
1,681,564
Broadline Retail -
4 .1%
Amazon.com, Inc.* 12,710 2,376,516
eBay, Inc. 3,444 191,521
Etsy, Inc.* 820 53,414
2,621,451
Building Products -
2 .0%
Carrier Global Corp. 5,412 368,612
Johnson Controls
International plc 4,059 290,381
Owens Corning 574 106,982
Trane Technologies plc 1,476 493,397
1,259,372
Capital Markets -
3 .8%
BlackRock, Inc.(a) 205 179,682
Moody's Corp. 1,066 486,608
Morgan Stanley 6,109 630,510
MSCI, Inc. 492 266,054
Nasdaq, Inc. 2,173 147,069
S&P Global, Inc. 1,435 695,587
2,405,510
Chemicals -
1 .3%
Albemarle Corp.(a) 738 69,128
Ecolab, Inc. 1,640 378,332
Investments Shares Value
Chemicals
(continued)
Sherwin-Williams Co.
(The) 1,025 $ 359,570
807,030
Commercial Services & Supplies -
0 .7%
Cintas Corp. 574 438,502
Communications Equipment -
0 .0% (b)
Cisco Systems, Inc. 574 27,810
Consumer Finance -
0 .1%
American Express Co. 369 93,372
Consumer Staples Distribution & Retail -
2 .3%
Kroger Co. (The) 4,346 236,857
Sysco Corp. 3,239 248,269
Target Corp. 2,952 444,010
Walgreens Boots Alliance,
Inc. 4,879 57,914
Walmart, Inc. 6,765 464,350
1,451,400
Containers & Packaging -
0 .2%
Avery Dennison Corp. 533 115,570
Diversified Telecommunication Services -
0 .8%
Verizon Communications,
Inc. 12,546 508,364
Electric Utilities -
1 .3%
Eversource Energy 2,255 146,372
Exelon Corp. 6,314 234,881
NextEra Energy, Inc. 2,706 206,711
PG&E Corp. 14,719 268,622
856,586
Energy Equipment & Services -
1 .0%
Baker Hughes Co. 4,346 168,277
Schlumberger NV(a) 9,184 443,496
611,773
Financial Services -
4 .4%
Berkshire Hathaway, Inc.,
Class B* 902 395,527
Mastercard, Inc., Class A 2,091 969,618
PayPal Holdings, Inc.* 6,765 445,002
Visa, Inc., Class A(a) 3,690 980,322
 2,790,469

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products -
0 .1%
Mondelez International,
Inc., Class A 615 $ 42,035
Ground Transportation -
2 .3%
CSX Corp. 12,833 450,438
Norfolk Southern Corp. 1,435 358,119
Union Pacific Corp. 2,624 647,419
1,455,976
Health Care Equipment & Supplies -
1 .5%
Boston Scientific Corp.* 7,913 584,612
Medtronic plc 4,674 375,416
960,028
Health Care Providers & Services -
2 .5%
Cencora, Inc. 246 58,518
Cigna Group (The) 1,722 600,410
Elevance Health, Inc. 1,148 610,770
Humana, Inc. 820 296,520
UnitedHealth Group, Inc. 41 23,623
1,589,841
Hotel & Resort REITs -
0 .1%
Host Hotels & Resorts,
Inc., REIT 4,428 77,534
Hotels, Restaurants & Leisure -
1 .2%
Airbnb, Inc., Class A*(a) 2,665 371,928
Booking Holdings, Inc. 21 78,015
Caesars Entertainment,
Inc.* 1,476 58,966
Expedia Group, Inc.* 902 115,158
Las Vegas Sands Corp. 2,173 86,203
MGM Resorts
International* 1,804 77,518
787,788
Household Products -
1 .8%
Clorox Co. (The) 779 102,773
Colgate-Palmolive Co. 5,043 500,215
Procter & Gamble Co.
(The) 3,280 527,293
1,130,281
Industrial REITs -
1 .0%
Prologis, Inc., REIT 5,289 666,678
Insurance -
2 .0%
Aflac, Inc.(a) 3,690 351,952
Chubb Ltd. 1,394 384,270
Investments Shares Value
Insurance
(continued)
Hartford Financial
Services Group, Inc.
(The) 1,968 $ 218,291
MetLife, Inc. 4,141 318,236
1,272,749
Interactive Media & Services -
8 .1%
Alphabet, Inc., Class A 10,250 1,758,285
Alphabet, Inc., Class C 9,307 1,611,507
Meta Platforms, Inc.,
Class A 3,813 1,810,527
5,180,319
IT Services -
2 .5%
Accenture plc, Class A 2,337 772,659
Akamai Technologies,
Inc.* 984 96,707
International Business
Machines Corp. 3,854 740,508
1,609,874
Machinery -
1 .8%
CNH Industrial NV 5,740 61,131
Cummins, Inc. 902 263,204
Deere & Co. 1,435 533,791
Westinghouse Air Brake
Technologies Corp. 1,148 185,000
Xylem, Inc. 738 98,523
1,141,649
Media -
0 .1%
Interpublic Group of Cos.,
Inc. (The) 2,378 76,500
Metals & Mining -
0 .6%
Newmont Corp. 7,339 360,125
Multi-Utilities -
0 .3%
Consolidated Edison, Inc. 2,255 219,908
Office REITs -
0 .1%
BXP, Inc., REIT(a) 984 70,169
Oil, Gas & Consumable Fuels -
2 .6%
Cheniere Energy, Inc. 1,312 239,624
EQT Corp. 3,116 107,533
Exxon Mobil Corp. 738 87,519
Marathon Petroleum
Corp. 2,583 457,243
ONEOK, Inc. 3,772 314,321
Valero Energy Corp. 656 106,088

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Williams Cos., Inc. (The) 7,790 $ 334,503
1,646,831
Personal Care Products -
0 .3%
Estee Lauder Cos., Inc.
(The), Class A 1,476 147,025
Kenvue, Inc. 1,435 26,533
173,558
Pharmaceuticals -
5 .1%
Bristol-Myers Squibb Co. 12,054 573,288
Eli Lilly & Co. 287 230,825
Johnson & Johnson 6,314 996,665
Merck & Co., Inc. 6,683 756,048
Pfizer, Inc. 22,837 697,442
3,254,268
Professional Services -
1 .4%
Automatic Data
Processing, Inc. 2,378 624,510
Paychex, Inc. 2,091 267,690
Verisk Analytics, Inc. 41 10,732
902,932
Semiconductors & Semiconductor Equipment -
9 .7%
Applied Materials, Inc. 3,157 669,915
Broadcom, Inc. 2,460 395,273
Enphase Energy, Inc.* 861 99,110
First Solar, Inc.* 656 141,689
Intel Corp. 19,885 611,265
NVIDIA Corp. 36,490 4,270,060
SolarEdge Technologies,
Inc.* 369 10,649
6,197,961
Software -
10 .5%
Adobe, Inc.* 1,517 836,853
Autodesk, Inc.* 738 182,670
Microsoft Corp. 10,127 4,236,631
Salesforce, Inc. 2,829 732,145
ServiceNow, Inc.* 492 400,680
Workday, Inc., Class A* 1,312 297,981
6,686,960
Specialized REITs -
1 .0%
Equinix, Inc., REIT 615 485,998
Investments Shares Value
Specialized REITs
(continued)
Weyerhaeuser Co., REIT 4,428 $ 140,633
626,631
Specialty Retail -
1 .9%
Home Depot, Inc. (The) 779 286,797
Lowe's Cos., Inc. 123 30,198
TJX Cos., Inc. (The) 6,068 685,805
Tractor Supply Co.(a) 697 183,534
1,186,334
Technology Hardware, Storage & Peripherals -
8 .9%
Apple, Inc. 22,181 4,925,956
Dell Technologies, Inc.,
Class C 1,640 186,435
Hewlett Packard
Enterprise Co. 8,364 166,527
HP, Inc. 5,617 202,718
NetApp, Inc. 1,353 171,804
5,653,440
Textiles, Apparel & Luxury Goods -
0 .8%
Lululemon Athletica, Inc.* 164 42,420
NIKE, Inc., Class B 6,519 488,013
530,433
Water Utilities -
0 .1%
American Water Works
Co., Inc. 697 99,225
Total Common Stocks
(Cost $52,268,429) 62,946,309
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .8% (c)
REPURCHASE AGREEMENTS - 2 .8%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $1,771,582,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $1,813,799
(Cost $1,771,319) $1,771,319 1,771,319

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index (cont.)

Investments
Principal
Amount
Value
SHORT-TERM INVESTMENTS - 0 .1% (d)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
5.29%,
10/3/2024(d)(e)
(Cost $39,639) $ 40,000 $ 39,637
Total Investments - 101.6%
(Cost $54,079,387) 64,757,265
Liabilities in excess of other assets - (1.6%) (1,010,533)
NET ASSETS - 100.0% $63,746,732
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $2,405,092, collateralized in the form of cash
with a value of $1,771,319 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $662,989 of
collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%,
and maturity dates ranging from August 15, 2024 –
February 15, 2054 and $10,222 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity dates
ranging from August 15, 2024 – June 30, 2120; a total
value of $2,444,530.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $1,771,319.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) The rate shown was the current yield as of July 31,
2024.
Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts
FlexShares® ESG & Climate US Large Cap Core Index Fund Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 Micro E-Mini Index 28 09/20/2024 USD $ 778,120 $ 7,026
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 98 .7%
Securities Lending Reinvestments 2 .8
Short-Term Investments 0 .1
Others
(1)
( 1 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.4%
Air Freight & Logistics -
0.9%
Deutsche Post AG 10,802 $ 482,165
Automobile Components -
0.6%
Bridgestone Corp. 8,400 345,301
Automobiles -
2.3%
Honda Motor Co. Ltd. 2,800 30,650
Isuzu Motors Ltd. 4,400 60,461
Mazda Motor Corp. 6,600 60,184
Mercedes-Benz Group AG 5,566 368,365
Nissan Motor Co. Ltd. 30,800 99,528
Porsche Automobil
Holding SE
(Preference) 2,112 94,455
Renault SA 748 36,294
Toyota Motor Corp. 18,400 360,638
Volvo Car AB, Class B* 8,778 24,841
Yamaha Motor Co. Ltd.(a) 13,200 124,139
1,259,555
Banks -
12.9%
ABN AMRO Bank NV,
CVA(b) 6,908 120,462
AIB Group plc 4,928 27,914
Banco Santander SA 50,358 242,764
Bank of Montreal 924 77,889
Bank of Nova Scotia (The) 6,358 296,717
Barclays plc 38,940 116,939
BNP Paribas SA 4,312 296,105
Commonwealth Bank of
Australia 10,186 914,509
Credit Agricole SA 4,246 64,462
Danske Bank A/S 10,076 308,304
DBS Group Holdings Ltd. 2,400 65,652
HSBC Holdings plc 66,066 597,404
ING Groep NV(a) 34,122 618,467
Mitsubishi UFJ Financial
Group, Inc. 52,800 614,117
Mizuho Financial Group,
Inc. 3,600 82,499
National Australia Bank
Ltd. 13,046 328,664
National Bank of Canada 2,332 194,940
NatWest Group plc 24,288 114,835
Royal Bank of Canada(a) 6,842 764,113
Societe Generale SA 5,368 139,293
Standard Chartered plc 10,164 100,159
Toronto-Dominion Bank
(The) 11,792 695,937
Investments Shares Value
Banks
(continued)
Westpac Banking Corp. 21,714 $ 422,541
7,204,686
Beverages -
1.7%
Asahi Group Holdings
Ltd.(a) 2,700 99,684
Coca-Cola HBC AG 2,068 75,437
Diageo plc 17,028 529,075
Kirin Holdings Co. Ltd.(a) 11,000 155,759
Pernod Ricard SA 638 85,607
945,562
Biotechnology -
0.9%
CSL Ltd. 2,354 476,090
Grifols SA*(a) 3,564 35,859
511,949
Broadline Retail -
1.1%
Canadian Tire Corp. Ltd.,
Class A 660 67,737
Dollarama, Inc. 2,464 230,855
Next plc 1,760 205,130
Rakuten Group, Inc.* 22,000 129,023
632,745
Building Products -
1.3%
Cie de Saint-Gobain SA 3,696 317,716
Geberit AG (Registered) 308 196,084
Kingspan Group plc 2,288 213,913
727,713
Capital Markets -
2.7%
Amundi SA(b) 990 72,365
Daiwa Securities Group,
Inc. 15,400 128,709
Deutsche Boerse AG 242 49,598
EQT AB(a) 5,214 168,763
London Stock Exchange
Group plc 220 26,760
Macquarie Group Ltd. 1,496 204,951
Nomura Holdings, Inc. 41,800 261,174
Schroders plc 10,186 51,392
UBS Group AG
(Registered) 17,314 524,386
1,488,098
Chemicals -
3.1%
Akzo Nobel NV 2,398 148,219

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Covestro AG*(b) 2,706 $ 159,468
Croda International plc 1,914 99,370
Givaudan SA (Registered) 93 455,042
Nippon Paint Holdings
Co. Ltd. 6,600 42,014
Nitto Denko Corp. 2,200 192,131
Sika AG (Registered) 1,254 380,082
Symrise AG, Class A 2,002 252,923
Wacker Chemie AG 176 17,674
1,746,923
Commercial Services & Supplies -
0.6%
Brambles Ltd. 4,202 42,695
Dai Nippon Printing Co.
Ltd. 2,900 95,793
Rentokil Initial plc 8,294 50,571
Secom Co. Ltd. 2,200 140,691
329,750
Communications Equipment -
0.1%
Nokia OYJ 21,076 82,582
Construction & Engineering -
0.5%
Taisei Corp. 2,200 93,945
WSP Global, Inc. 990 164,354
258,299
Consumer Staples Distribution & Retail -
2.0%
Carrefour SA 7,854 117,284
Jeronimo Martins SGPS
SA 3,806 66,513
Loblaw Cos. Ltd. 1,078 132,853
Tesco plc 106,260 452,586
Woolworths Group Ltd. 16,038 361,312
1,130,548
Containers & Packaging -
0.5%
SIG Group AG(a) 4,818 100,985
Smurfit WestRock plc* 3,806 168,706
269,691
Diversified Consumer Services -
0.2%
Pearson plc 9,702 131,596
Diversified REITs -
0.2%
GPT Group (The), REIT 26,554 80,283
Investments Shares Value
Diversified REITs
(continued)
Land Securities Group
plc, REIT 3,256 $ 26,578
106,861
Diversified Telecommunication Services -
2.0%
BCE, Inc. 5,500 185,515
Deutsche Telekom AG
(Registered) 16,170 422,916
Nippon Telegraph &
Telephone Corp. 94,600 100,850
Swisscom AG
(Registered) 374 228,585
Telefonica SA(a) 6,688 30,244
Telia Co. AB 8,008 23,260
TELUS Corp. 6,578 106,137
1,097,507
Electric Utilities -
1.9%
Acciona SA(a) 418 54,052
EDP SA 44,198 181,741
Iberdrola SA(a) 29,833 393,198
Orsted A/S*(b) 2,838 168,900
Terna - Rete Elettrica
Nazionale 21,736 180,873
Verbund AG 1,078 86,321
1,065,085
Electrical Equipment -
2.5%
Legrand SA 440 47,555
Mitsubishi Electric Corp. 7,500 129,653
Schneider Electric SE 3,234 779,866
Siemens Energy AG* 2,156 62,781
Vestas Wind Systems
A/S* 14,630 361,194
1,381,049
Electronic Equipment, Instruments & Components -
0.6%
Murata Manufacturing
Co. Ltd. 11,700 260,579
Omron Corp. 2,400 88,863
349,442
Energy Equipment & Services -
0.1%
Tenaris SA 4,840 76,675
Financial Services -
0.3%
Edenred SE 2,222 92,594
M&G plc 29,854 81,409
 174,003

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products -
1.6%
Ajinomoto Co., Inc. 1,300 $ 53,837
Mowi ASA 814 13,713
Nestle SA (Registered) 8,404 851,045
918,595
Gas Utilities -
0.3%
AltaGas Ltd.(a) 1,848 44,038
Hong Kong & China Gas
Co. Ltd. 176,000 143,512
187,550
Ground Transportation -
1.8%
Canadian National
Railway Co. 4,070 470,888
Canadian Pacific Kansas
City Ltd. 2,442 204,665
East Japan Railway Co. 13,200 247,840
MTR Corp. Ltd. 24,000 77,727
1,001,120
Health Care Equipment & Supplies -
1.9%
Koninklijke Philips NV* 11,506 324,713
Olympus Corp. 8,800 152,301
Siemens Healthineers
AG(b) 4,312 231,574
Sonova Holding AG
(Registered) 726 222,109
Sysmex Corp. 7,400 121,604
1,052,301
Hotels, Restaurants & Leisure -
1.3%
Amadeus IT Group SA 6,534 429,459
Genting Singapore Ltd. 77,000 48,931
Oriental Land Co. Ltd. 2,200 62,611
Sands China Ltd.* 35,200 66,056
Whitbread plc 2,530 94,565
701,622
Household Durables -
1.0%
Sekisui House Ltd. 5,700 143,201
Sony Group Corp. 4,400 395,666
538,867
Household Products -
0.4%
Henkel AG & Co. KGaA
(Preference) 2,596 222,202
Investments Shares Value
Independent Power and Renewable Electricity Producers
-
0.2%
Corp. ACCIONA Energias
Renovables SA 1,276 $ 26,856
EDP Renovaveis SA 4,070 63,155
90,011
Industrial Conglomerates -
2.4%
Hitachi Ltd. 36,100 788,893
Siemens AG (Registered) 2,882 528,355
1,317,248
Industrial REITs -
0.5%
Goodman Group, REIT 2,618 60,005
Segro plc, REIT 17,974 211,428
271,433
Insurance -
6.4%
AIA Group Ltd. 35,200 236,559
Allianz SE (Registered) 2,596 732,621
ASR Nederland NV 1,210 60,714
Aviva plc 41,206 264,741
AXA SA 14,938 525,182
Japan Post Insurance
Co. Ltd. 1,000 20,823
Legal & General Group
plc 89,848 267,394
MS&AD Insurance Group
Holdings, Inc. 17,300 411,861
Muenchener
Rueckversicherungs-
Gesellschaft AG
in Muenchen
(Registered) 352 173,538
NN Group NV 1,242 62,279
QBE Insurance Group
Ltd. 15,994 188,829
Sompo Holdings, Inc. 1,800 41,477
Swiss Re AG 1,210 149,076
Tokio Marine Holdings,
Inc. 500 20,012
Zurich Insurance Group
AG 726 398,527
3,553,633
Interactive Media & Services -
0.2%
LY Corp. 37,400 92,717
IT Services -
1.9%
Capgemini SE 1,826 362,778
CGI, Inc.* 1,540 175,498
Fujitsu Ltd. 26,400 479,450

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
IT Services
(continued)
Nomura Research
Institute Ltd. 1,000 $ 31,038
1,048,764
Leisure Products -
0.4%
Shimano, Inc. 1,100 195,421
Machinery -
2.0%
Atlas Copco AB, Class A 9,042 160,802
Epiroc AB, Class A 5,720 106,740
GEA Group AG 2,244 99,169
KION Group AG 1,078 42,717
Komatsu Ltd. 6,600 191,122
Kone OYJ, Class B 2,464 125,743
Kubota Corp. 700 10,142
MINEBEA MITSUMI, Inc. 4,400 106,096
SKF AB, Class B 4,708 87,394
Spirax Group plc 396 46,083
Volvo AB, Class B 1,672 42,636
Weir Group plc (The) 858 22,394
Yaskawa Electric Corp. 2,800 97,849
1,138,887
Media -
0.9%
Dentsu Group, Inc. 2,800 74,494
Publicis Groupe SA 2,684 280,619
WPP plc 15,136 145,928
501,041
Metals & Mining -
2.5%
Anglo American plc 3,498 105,586
Barrick Gold Corp. 1,672 30,960
BlueScope Steel Ltd. 7,128 103,146
Fortescue Ltd. 15,422 190,032
Kinross Gold Corp. 17,754 161,289
Mineral Resources Ltd. 2,442 86,556
Norsk Hydro ASA 15,158 83,730
Northern Star Resources
Ltd. 16,940 155,750
Sumitomo Metal Mining
Co. Ltd. 3,500 107,238
Wheaton Precious Metals
Corp. 6,688 399,648
1,423,935
Multi-Utilities -
0.1%
National Grid plc 5,703 72,227
Office REITs -
0.1%
Gecina SA, REIT 616 61,125
Investments Shares Value
Oil, Gas & Consumable Fuels -
5.4%
Ampol Ltd. 3,608 $ 78,856
Enbridge, Inc. 17,182 642,654
ENEOS Holdings, Inc. 44,000 231,668
Neste OYJ 6,336 127,936
Pembina Pipeline Corp. 8,250 319,561
Repsol SA 15,180 216,416
Shell plc 26,092 951,794
TotalEnergies SE 6,358 429,862
2,998,747
Paper & Forest Products -
0.3%
Mondi plc 5,720 111,712
West Fraser Timber Co.
Ltd. 858 76,040
187,752
Personal Care Products -
2.2%
Haleon plc 65,340 293,405
Kao Corp. 6,600 289,688
L'Oreal SA 1,540 667,657
1,250,750
Pharmaceuticals -
9.3%
AstraZeneca plc 5,368 852,764
Daiichi Sankyo Co. Ltd. 8,100 330,977
GSK plc 13,970 271,310
Novartis AG (Registered) 6,248 699,719
Novo Nordisk A/S, Class
B 12,694 1,678,813
Ono Pharmaceutical Co.
Ltd. 3,100 46,100
Roche Holding AG 154 50,001
Sanofi SA 5,830 601,403
Takeda Pharmaceutical
Co. Ltd. 15,400 440,322
Teva Pharmaceutical
Industries Ltd.* 9,328 159,962
UCB SA 528 88,359
5,219,730
Professional Services -
2.6%
Computershare Ltd. 3,674 66,336
Recruit Holdings Co. Ltd. 4,400 253,191
RELX plc 14,762 696,439
Wolters Kluwer NV 2,684 450,466
1,466,432
Real Estate Management & Development -
0.5%
Daiwa House Industry
Co. Ltd. 8,800 251,086

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Retail REITs -
0.3%
CapitaLand Integrated
Commercial Trust,
REIT 77,000 $ 119,737
Vicinity Ltd., REIT 50,292 69,294
189,031
Semiconductors & Semiconductor Equipment -
3.1%
Advantest Corp. 6,000 240,423
ASML Holding NV 1,320 1,214,830
Renesas Electronics
Corp. 1,400 23,988
Tokyo Electron Ltd. 1,300 268,018
1,747,259
Software -
2.4%
Open Text Corp. 3,740 117,822
SAP SE 5,192 1,095,674
Xero Ltd.* 1,672 150,867
1,364,363
Specialty Retail -
1.4%
Fast Retailing Co. Ltd. 100 27,682
H & M Hennes & Mauritz
AB, Class B(a) 9,636 149,472
Industria de Diseno Textil
SA 11,968 580,963
JD Sports Fashion plc 12,430 21,011
779,128
Technology Hardware, Storage & Peripherals -
0.8%
Canon, Inc.(a) 12,200 384,504
Seiko Epson Corp. 4,400 76,925
461,429
Textiles, Apparel & Luxury Goods -
1.7%
Burberry Group plc 5,654 56,283
Hermes International SCA 66 144,480
Kering SA 1,078 331,870
LVMH Moet Hennessy
Louis Vuitton SE 572 404,181
936,814
Trading Companies & Distributors -
1.5%
Ashtead Group plc 220 15,830
Bunzl plc 4,774 199,779
Ferguson plc 132 29,390
ITOCHU Corp. 10,200 527,626
Investments Shares Value
Trading Companies & Distributors
(continued)
Rexel SA 2,464 $ 62,711
835,336
Transportation Infrastructure -
0.8%
Getlink SE 4,796 85,501
Transurban Group 44,594 378,850
464,351
Water Utilities -
0.2%
Severn Trent plc 3,696 122,054
Wireless Telecommunication Services -
1.0%
SoftBank Corp. 30,800 402,246
Vodafone Group plc 169,246 157,476
559,722
Total Common Stocks
(Cost $47,804,275) 55,020,468
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1.7%(c)
REPURCHASE AGREEMENTS - 1.7%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $927,344,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $949,443
(Cost $927,206) $927,206 927,206
Total Investments - 100.1%
(Cost $48,731,481) 55,947,674
Liabilities in excess of other assets - (0.1%) (51,649)
NET ASSETS - 100.0% $55,896,025
* Non-income producing security.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July
31, 2024 was $2,503,432, collateralized in the form of
cash with a value of $927,206 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $1,072,626
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 5.34%,
and maturity dates ranging from November 15, 2024 –
August 15, 2053 and $616,313 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity dates
ranging from August 15, 2024 – June 30, 2120; a total
value of $2,616,146.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $927,206.
Percentages shown are based on Net Assets.
Abbreviations
CVA Dutch Certification
OYJ Public Limited Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
SCA Limited partnership with share capital
Futures Contracts
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 7 09/20/2024 USD $ 836,395 $ 18,911
Forward Foreign Currency Contracts
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 13,893,000 Morgan Stanley USD 88,189 09/18/2024 $ 4,812
SGD 6,689 UBS Securities LLC USD 4,963 09/18/2024 49
USD 45,686 Citibank NA AUD 69,070 09/18/2024 528
USD 24,051 Barclays Bank plc NOK 257,473 09/18/2024 476
USD 22,112 Citibank NA NZD 36,099 09/18/2024 670
USD 37,310 Barclays Bank plc SEK 390,201 09/18/2024 812
USD 20,153 Citibank NA HKD 157,028 09/19/2024 24
Total unrealized appreciation $ 7,371
CAD 74,291 UBS Securities LLC USD 54,064 09/18/2024 $ (211)
USD 68,454 Barclays Bank plc CHF 60,857 09/18/2024 (1,085)
USD 68,530 Citibank NA EUR 63,606 09/18/2024 (453)
USD 70,442 Morgan Stanley EUR 65,000 09/18/2024 (54)
USD 82,731 Citibank NA GBP 65,011 09/18/2024 (808)
USD 105,308 Goldman Sachs & Co. JPY 16,327,090 09/18/2024 (3,987)
Total unrealized depreciation $ (6,598)
Net unrealized appreciation $ 773

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 7.5%
Austria 0.1
Belgium 0.2
Canada 9.9
Denmark 4.5
Finland 0.6
France 10.7
Germany 9.0
Hong Kong 0.9
Ireland 0.4
Israel 0.3
Italy 0.5
Japan 20.3
Netherlands 5.4
New Zealand 0.3
Norway 0.2
Portugal 0.6
Singapore 0.4
Spain 3 .6
Sweden 1.4
Switzerland 7.6
United Kingdom 14.0
Other
1
1.6
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98.4%
Securities Lending Reinvestments 1.7
Others
(1)
(0.1)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Building Products -
0 .7%
Simpson Manufacturing
Co., Inc. 103,140 $ 19,812,162
UFP Industries, Inc. 151,845 20,032,911
39,845,073
Chemicals -
17 .1%
CF Industries Holdings,
Inc. 1,103,025 84,260,080
Corteva, Inc. 4,414,965 247,679,536
FMC Corp.(a) 776,415 45,311,579
Hektas Ticaret TAS* 25,280,760 9,253,975
ICL Group Ltd. 6,486,360 27,368,171
K+S AG (Registered) 1,587,210 20,490,013
Mosaic Co. (The) 2,051,340 61,068,392
Nutrien Ltd. 4,910,610 251,706,753
PhosAgro PJSC‡ 308,581 —
PI Industries Ltd. 724,845 38,357,278
Qinghai Salt Lake Industry
Co. Ltd., Class A* 14,898,050 32,034,606
SABIC Agri-Nutrients Co. 2,062,800 64,656,649
Scotts Miracle-Gro Co.
(The)(a) 254,985 20,041,821
Taiwan Fertilizer Co. Ltd. 6,541,130 12,835,500
UPL Ltd. 4,509,510 30,809,790
Yara International ASA 1,561,425 44,410,186
Yunnan Yuntianhua Co.
Ltd., Class A 4,870,586 13,202,452
1,003,486,781
Food Products -
12 .1%
Archer-Daniels-Midland
Co. 2,928,030 181,567,140
Bakkafrost P/F 469,860 24,493,137
Bunge Global SA(a) 839,445 88,334,797
Charoen Pokphand Foods
PCL, NVDR* 28,363,500 19,097,321
Charoen Pokphand
Indonesia Tbk. PT 65,880,000 21,169,926
Golden Agri-Resources
Ltd. 58,588,800 12,045,395
Mowi ASA 4,137,060 69,691,934
Muyuan Foods Co. Ltd.,
Class A* 14,898,058 90,125,722
New Hope Liuhe Co. Ltd.,
Class A* 12,606,084 16,518,443
PPB Group Bhd. 6,589,500 21,255,064
QL Resources Bhd. 10,314,000 14,995,651
Salmar ASA 756,360 43,439,945
Investments Shares Value
Food Products
(continued)
Tyson Foods, Inc., Class
A 1,690,350 $ 102,942,315
705,676,790
Metals & Mining -
28 .6%
Agnico Eagle Mines Ltd.
(a) 1,111,620 85,722,161
Anglo American plc 2,747,535 82,933,176
Antofagasta plc(a) 744,900 19,327,093
Barrick Gold Corp. 3,922,185 72,626,221
BHP Group Ltd. 9,941,550 274,604,500
Boliden AB 604,515 18,421,531
First Quantum Minerals
Ltd.(a) 1,489,800 18,225,502
Fortescue Ltd.(a) 3,564,060 43,916,739
Franco-Nevada Corp. 422,670 54,436,604
Freeport-McMoRan, Inc. 2,546,985 115,658,589
Glencore plc 21,745,350 120,046,642
GMK Norilskiy Nickel
PAO‡ 5,847,273 —
Gold Fields Ltd. 1,939,605 34,034,050
Grupo Mexico SAB de
CV, Series B 8,022,000 45,211,347
Hindalco Industries Ltd. 3,395,025 27,150,874
Ivanhoe Mines Ltd., Class
A*(a) 1,466,880 19,166,227
Kinross Gold Corp. 2,824,890 25,663,158
Newmont Corp. 1,973,985 96,863,444
Norsk Hydro ASA 3,022,575 16,696,102
Northern Star Resources
Ltd. 2,552,715 23,470,274
Rio Tinto plc 2,286,270 147,593,491
Royal Gold, Inc.(a) 114,600 15,828,552
Saudi Arabian Mining Co.* 2,632,935 30,210,787
South32 Ltd.(a) 10,471,575 20,992,471
Southern Copper Corp.(a) 160,440 17,104,508
Sumitomo Metal Mining
Co. Ltd. 573,000 17,556,361
Teck Resources Ltd.,
Class B 1,057,185 51,793,609
Vale SA 8,108,600 88,405,293
Wheaton Precious Metals
Corp.(a) 991,290 59,235,578
Zijin Mining Group Co.
Ltd., Class A 13,465,500 30,891,995
1,673,786,879
Oil, Gas & Consumable Fuels -
30 .7%
BP plc 18,017,985 106,192,577
Cameco Corp.(a) 1,005,615 45,743,854
Canadian Natural
Resources Ltd.(a) 2,329,245 82,651,989

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Cenovus Energy, Inc. 1,484,070 $ 29,886,588
Chevron Corp.(a) 1,272,060 204,127,468
China Petroleum &
Chemical Corp., Class
H 24,942,000 16,027,757
ConocoPhillips 799,335 88,886,052
Coterra Energy, Inc. 498,510 12,861,558
Devon Energy Corp. 435,480 20,480,624
Diamondback Energy, Inc. 117,465 23,764,344
Eni SpA 2,274,810 36,426,341
EOG Resources, Inc. 389,640 49,406,352
EQT Corp.(a) 275,040 9,491,631
Equinor ASA 999,885 26,518,510
Exxon Mobil Corp. 2,558,445 303,405,993
Gazprom PJSC*‡ 15,937,700 —
Hess Corp. 194,820 29,889,284
Inpex Corp. 989,300 15,293,844
LUKOIL PJSC‡ 214,305 —
LUKOIL PJSC, ADR*‡ 269,035 —
Marathon Oil Corp. 392,505 11,009,765
Novatek PJSC‡ 1,237,715 —
Occidental Petroleum
Corp.(a) 432,615 26,311,644
Oil & Natural Gas Corp.
Ltd. 4,168,575 16,638,703
Ovintiv, Inc. 189,090 8,781,340
PetroChina Co. Ltd.,
Class H 22,920,000 19,980,184
Petroleo Brasileiro SA
(Preference) 4,870,500 32,233,056
Repsol SA 1,237,680 17,645,192
Rosneft Oil Co. PJSC‡ 2,926,433 —
Santos Ltd.(a) 3,240,315 16,906,246
Saudi Arabian Oil Co.(b) 4,612,650 33,931,912
Shell plc 6,684,045 243,823,134
Suncor Energy, Inc. 1,426,770 56,948,929
Tatneft PJSC‡ 2,021,036 —
TotalEnergies SE 2,349,300 158,835,252
Tourmaline Oil Corp.(a) 349,530 15,370,768
Woodside Energy Group
Ltd. 2,011,231 36,248,008
1,795,718,899
Paper & Forest Products -
3 .0%
Canfor Corp.*(a) 189,090 2,168,146
Dexco SA 1,146,000 1,481,980
Dongwha Enterprise Co.
Ltd.* 48,705 482,539
Mondi plc 1,535,640 29,991,145
Stella-Jones, Inc.(a) 157,575 10,595,492
Stora Enso OYJ, Class
R(a) 2,137,290 26,689,268
Svenska Cellulosa AB
SCA, Class B(a) 1,971,120 26,777,923
Investments Shares Value
Paper & Forest Products
(continued)
UPM-Kymmene OYJ 1,876,575 $ 61,995,494
West Fraser Timber Co.
Ltd.(a) 186,225 16,504,055
176,686,042
Semiconductors & Semiconductor Equipment -
0 .5%
Tongwei Co. Ltd., Class A 12,892,587 32,342,740
Specialized REITs -
1 .3%
PotlatchDeltic Corp.,
REIT(a) 191,955 8,515,124
Rayonier, Inc., REIT(a) 312,285 9,471,604
Weyerhaeuser Co.,
REIT(a) 1,747,650 55,505,364
73,492,092
Water Utilities -
5 .3%
AlKhorayef Water &
Power Technologies
Co.* 65,895 3,178,921
American States Water
Co. 126,060 10,403,732
American Water Works
Co., Inc. 650,355 92,584,538
Beijing Enterprises Water
Group Ltd.(a) 22,920,000 7,070,814
California Water Service
Group 194,820 10,415,077
Chengdu Xingrong
Environment Co. Ltd.,
Class A 4,297,500 4,757,128
Cia de Saneamento
Basico do Estado de
Sao Paulo SABESP 1,719,000 26,833,764
Cia de Saneamento de
Minas Gerais Copasa
MG 1,146,000 4,454,048
Cia De Sanena Do
Parana 1,146,000 5,538,671
Essential Utilities, Inc.(a) 833,715 33,890,515
Grandblue Environment
Co. Ltd., Class A 1,146,000 3,423,546
Guangdong Investment
Ltd. 13,857,941 7,273,113
Pennon Group plc 1,538,505 12,252,023
Severn Trent plc 1,332,225 43,994,345
United Utilities Group plc 3,389,295 44,970,415
311,040,650
Total Common Stocks
(Cost $5,395,200,383) 5,812,075,946

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 2 .8% (c)
CERTIFICATES OF DEPOSIT - 0 .5%
Bank of Montreal, London
(SOFR + 0.20%),
5.53%, 12/17/2024(d) $ 5,000,000 $ 5,000,000
Cooperatieve Rabobank
UA, London
5.68%, 7/3/2025 3,000,000 3,002,100
Credit Agricole CIB, New
York
(SOFR + 0.17%),
5.50%, 9/11/2024(d) 3,000,000 3,000,000
MUFG Bank Ltd., London
Branch
5.54%, 9/23/2024 2,000,000 2,000,000
Natixis SA, New York
(SOFR + 0.22%),
5.55%, 11/1/2024(d) 2,000,000 2,000,100
Nordea Bank Abp, New
York Branch
(SOFR + 0.32%),
5.65%, 7/18/2025(d) 4,000,000 4,000,736
Oversea-Chinese Banking
Corp. Ltd., New York
(SOFR + 0.20%),
5.55%, 10/22/2024(d) 3,000,000 3,000,309
Svenska Handelsbanken,
New York
(SOFR + 0.20%),
5.53%, 10/30/2024(d) 3,000,000 3,000,372
The Sumitomo Bank Ltd.,
New York
(SOFR + 0.17%),
5.50%, 8/7/2024(d) 5,000,000 5,000,000
Total Certificates of Deposit
(Cost $29,999,863) 30,003,617
REPURCHASE AGREEMENTS - 2 .3%
BofA Securities, Inc.
5.77%, dated
7/31/2024, due
10/31/2024,
repurchase price
$8,117,964,
collateralized by
various Common
Stocks; total market
value $8,966,089 8,000,000 8,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $14,279,583,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $14,619,866 $ 14,277,465 $ 14,277,465
MetLife, Inc.
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $39,977,929,
collateralized by
various U.S. Treasury
Securities, 0.00%,
5/15/2046; total market
value $41,206,490 39,972,000 39,972,000
National Bank of Canada Financial Inc.
5.47%, dated
7/31/2024, due
8/1/2024, repurchase
price $63,009,573,
collateralized by
various Common
Stocks, U.S. Treasury
Securities, 0.63%,
1/15/2026; total market
value $69,273,536 63,000,000 63,000,000
TD Prime Services LLC
5.42%, dated
7/31/2024, due
8/1/2024, repurchase
price $11,001,656,
collateralized by
various Common
Stocks; total market
value $12,277,621 11,000,000 11,000,000
Total Repurchase Agreements
(Cost $136,249,465) 136,249,465
Total Securities Lending Reinvestments
(Cost $166,249,328) 166,253,082
Total Investments - 102.1%
(Cost $5,561,449,711) 5,978,329,028
Liabilities in excess of other assets - (2.1%) (124,083,268)
NET ASSETS - 100.0% $5,854,245,760
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July
31, 2024 was $320,787,114, collateralized in the form of
cash with a value of $166,249,311 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$153,270,915 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
August 15, 2024 – February 15, 2054 and $14,853,575
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from August 15, 2024
– June 30, 2120; a total value of $334,373,801.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $166,253,082.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2024.
Percentages shown are based on Net Assets.
Abbreviations
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
OYJ Public Limited Company
PJSC Public Joint Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
SCA Limited partnership with share capital
SOFR Secured Overnight Financing Rate
Futures Contracts
FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
FTSE 100 Index 83 09/20/2024 GBP $ 8,909,876 $ 130,789
FTSE/JSE Top 40 Index 22 09/19/2024 ZAR 918,204 39,138
Hang Seng Index 19 08/29/2024 HKD 2,109,773 2,227
MSCI Emerging Markets E-Mini Index 16 09/20/2024 USD 877,200 8,476
Russell 2000 E-Mini Index 99 09/20/2024 USD 11,251,350 1,126,863
S&P/TSX 60 Index 92 09/19/2024 CAD 18,451,280 1,125,832
SPI 200 Index 13 09/19/2024 AUD 1,710,746 71,963
$ 2,505,288

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts
FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
EUR 1,223,602 Citibank NA USD 1,326,354 09/18/2024 $ 701
GBP 3,286,860 Morgan Stanley USD 4,200,586 09/18/2024 23,063
GBP 740,000 Toronto-Dominion Bank (The) USD 936,218 09/18/2024 14,689
JPY 9,759,416 Citibank NA USD 63,163 09/18/2024 2,167
USD 500,592 Morgan Stanley AUD 750,000 09/18/2024 10,242
USD 811,964 Toronto-Dominion Bank (The) BRL
*
4,430,000 09/18/2024 32,162
USD 2,004,855 Bank of Montreal CAD 2,742,000 09/18/2024 17,196
USD 449,405 Citibank NA MXN 8,380,000 09/18/2024 2,972
USD 455,145 Citibank NA NOK 4,808,952 09/18/2024 14,840
USD 48,328 Morgan Stanley SEK 500,827 09/18/2024 1,483
USD 1,621,035 Citibank NA HKD 12,630,000 09/19/2024 1,973
USD 567,943 JPMorgan Chase Bank NA HKD 4,424,345 09/19/2024 779
USD 255,362 Citibank NA KRW
*
350,052,156 09/19/2024 353
Total unrealized appreciation $ 122,620
AUD 4,324,480 Citibank NA USD 2,885,786 09/18/2024 $ (58,442)
AUD 690,000 Toronto-Dominion Bank (The) USD 459,784 09/18/2024 (8,662)
BRL
*
102,240 Goldman Sachs & Co. USD 18,894 09/18/2024 (896)
CAD 6,318,539 Citibank NA USD 4,612,140 09/18/2024 (31,871)
CAD 1,010,000 Toronto-Dominion Bank (The) USD 736,896 09/18/2024 (4,753)
EUR 2,500,000 Citibank NA USD 2,730,883 09/18/2024 (19,514)
GBP 1,885,000 JPMorgan Chase Bank NA USD 2,445,795 09/18/2024 (23,551)
INR
*
16,415,711 Citibank NA USD 195,813 09/18/2024 (47)
INR
*
23,000,000 Goldman Sachs & Co. USD 274,568 09/18/2024 (282)
NOK 3,840,000 Toronto-Dominion Bank (The) USD 360,389 09/18/2024 (8,801)
USD 4,192,197 JPMorgan Chase Bank NA EUR 3,905,000 09/18/2024 (42,962)
USD 1,112,709 Citibank NA GBP 870,000 09/18/2024 (5,250)
USD 3,213,321 JPMorgan Chase Bank NA GBP 2,541,000 09/18/2024 (51,891)
USD 37,893 BNP Paribas SA ZAR 710,000 09/18/2024 (991)
USD 181,119 Morgan Stanley ZAR 3,350,000 09/18/2024 (2,346)
Total unrealized depreciation $ (260,259)
Net unrealized depreciation $ (137,639)
*
Non-deliverable forward.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 11 .7%
Austria 0 .5
Brazil 2 .7
Canada 15 .0
Chile 0 .3
China 4 .7
Faeroe Islands 0 .4
Finland 1 .5
France 2 .7
Germany 0 .4
Hong Kong 0 .3
India 1 .9
Indonesia 0 .4
Israel 0 .5
Italy 0 .6
Japan 0 .6
Malaysia 0 .6
Mexico 0 .8
Norway 3 .4
Saudi Arabia 2 .3
Singapore 0 .2
South Africa 2 .0
South Korea 0 .0
†
Spain 0 .3
Sweden 0 .8
Taiwan 0 .2
Thailand 0 .3
Turkey 0 .2
United Kingdom 7 .7
United States 36 .0
Zambia 0 .3
Other
1
0 .7
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 2 .8
Others
(1)
( 2 .1 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.1%
Air Freight & Logistics -
2.5%
Deutsche Post AG 1,152,021 $ 51,422,329
International Distribution
Services plc* 770,724 3,415,350
Oesterreichische Post AG 31,707 1,046,460
PostNL NV(a) 443,898 653,265
56,537,404
Chemicals -
0.0%(b)
PureCycle Technologies,
Inc.*(a) 56,910 438,776
Commercial Services & Supplies -
6.3%
Befesa SA(a)(c) 38,211 1,185,864
Casella Waste Systems,
Inc., Class A*(a) 21,951 2,273,246
China Everbright
Environment Group
Ltd. 4,065,000 1,836,847
Clean Harbors, Inc.* 18,699 4,464,012
Cleanaway Co. Ltd. 112,000 613,325
Cleanaway Waste
Management Ltd.(a) 2,591,844 4,772,777
CoreCivic, Inc.* 46,341 645,994
Daiei Kankyo Co. Ltd. 38,300 734,894
Daiseki Co. Ltd.(a) 63,460 1,522,601
GEO Group, Inc. (The)* 49,593 719,099
GFL Environmental, Inc. 404,061 15,685,648
Li-Cycle Holdings
Corp.*(a) 25,203 87,706
Renewi plc(a) 80,487 696,792
Republic Services, Inc.,
Class A 75,609 14,692,341
Shanghai Environment
Group Co. Ltd., Class
A 19,599 20,475
Stericycle, Inc.* 33,333 1,951,647
TRE Holdings Corp.(a) 81,300 712,712
Veralto Corp. 90,243 9,616,294
Waste Connections, Inc.
(a) 308,127 54,768,964
Waste Management, Inc. 134,958 27,350,588
144,351,826
Diversified Telecommunication Services -
15.1%
AT&T, Inc. 2,623,551 50,503,357
BCE, Inc.(a) 766,659 25,844,808
BT Group plc(a) 5,312,955 9,611,921
Cellnex Telecom SA(c) 406,500 14,155,134
China Tower Corp. Ltd.,
Class H(a)(c) 35,772,000 4,395,945
Investments Shares Value
Diversified Telecommunication Services
(continued)
Cogent Communications
Holdings, Inc.(a) 15,447 $ 1,090,404
Deutsche Telekom AG
(Registered) 2,886,963 75,506,661
Frontier Communications
Parent, Inc.*(a) 92,682 2,715,583
HKT Trust & HKT Ltd. 3,252,000 3,938,034
Indus Towers Ltd.* 1,160,151 6,001,754
Infrastrutture Wireless
Italiane SpA (c) 315,444 3,508,995
Iridium Communications,
Inc. 32,520 933,324
KINX, Inc. 813 44,230
Koninklijke KPN NV 3,285,333 12,926,194
Liberty Global Ltd., Class
A* 74,796 1,457,774
Liberty Global Ltd., Class
C*(a) 52,032 1,046,363
Nippon Telegraph &
Telephone Corp. 45,853,200 48,882,449
Quebecor, Inc., Class B 138,210 3,051,435
Spark New Zealand Ltd. 1,573,155 4,036,502
Swisscom AG
(Registered) 21,138 12,919,334
Verizon Communications,
Inc. 1,534,944 62,195,931
344,766,132
Electric Utilities -
13.3%
American Electric Power
Co., Inc. 191,868 18,826,088
Constellation Energy
Corp. 116,259 22,065,958
Duke Energy Corp. 282,111 30,826,269
Edison International 143,088 11,448,471
Enel SpA(a) 5,094,258 36,349,402
Exelon Corp. 359,346 13,367,671
Iberdrola SA(a) 3,866,627 50,962,059
NextEra Energy, Inc. 749,586 57,260,875
PG&E Corp. 963,405 17,582,141
Southern Co. (The) 402,435 33,611,371
Xcel Energy, Inc. 199,185 11,608,502
303,908,807
Energy Equipment & Services -
0.1%
Secure Energy Services,
Inc. 197,559 1,743,273
Gas Utilities -
0.8%
AltaGas Ltd.(a) 203,250 4,843,454
APA Group 726,822 3,754,203
Enagas SA(a) 141,462 2,118,572

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Gas Utilities
(continued)
Snam SpA 1,304,052 $ 6,232,894
16,949,123
Ground Transportation -
16.6%
Aurizon Holdings Ltd. 2,290,221 5,563,313
Canadian National
Railway Co.(a) 695,115 80,422,911
Canadian Pacific Kansas
City Ltd. 1,114,623 93,418,088
Central Japan Railway
Co. 1,219,500 28,732,736
CSX Corp. 719,505 25,254,626
East Japan Railway Co. 1,352,600 25,396,085
Keisei Electric Railway
Co. Ltd.(a) 207,400 6,201,599
Kyushu Railway Co. 185,900 4,966,888
MTR Corp. Ltd.(a) 1,964,000 6,360,625
Norfolk Southern Corp.(a) 82,113 20,492,120
Odakyu Electric Railway
Co. Ltd. 453,300 4,583,916
Rumo SA 1,544,700 6,052,825
Tobu Railway Co. Ltd. 243,900 4,281,137
Union Pacific Corp. 223,575 55,162,660
West Japan Railway Co. 586,000 11,512,801
378,402,330
Health Care Providers & Services -
3.4%
Acadia Healthcare Co.,
Inc.* 32,520 2,108,922
Bangkok Chain Hospital
PCL, NVDR 1,382,100 666,913
Bangkok Dusit Medical
Services PCL, NVDR 16,016,100 11,794,715
Bumrungrad Hospital
PCL, NVDR 813,000 5,610,829
Encompass Health Corp. 37,398 3,475,770
HCA Healthcare, Inc. 70,731 25,678,890
IHH Healthcare Bhd. 2,520,300 3,455,847
Life Healthcare Group
Holdings Ltd. 1,014,624 744,601
Mitra Keluarga
Karyasehat Tbk. PT(c) 6,016,200 1,117,400
Ramsay Health Care Ltd.
(a) 228,453 6,932,386
Rede D'Or Sao Luiz SA(c) 1,056,900 5,158,528
Select Medical Holdings
Corp.(a) 43,089 1,713,219
Tenet Healthcare Corp.* 36,585 5,476,775
Universal Health Services,
Inc., Class B(a) 20,325 4,344,672
 78,279,467
Investments Shares Value
Independent Power and Renewable Electricity Producers
-
0.7%
RWE AG 445,524 $ 16,627,681
IT Services -
0.3%
Fastly, Inc., Class A*(a) 31,707 256,827
NEXTDC Ltd.* 497,556 5,442,143
5,698,970
Media -
3.3%
Charter Communications,
Inc., Class A*(a) 35,772 13,583,344
Comcast Corp., Class A 1,426,815 58,884,655
Liberty Broadband Corp.,
Class C* 40,650 2,739,403
Sirius XM Holdings, Inc.
(a) 278,046 959,259
76,166,661
Multi-Utilities -
7.9%
Consolidated Edison, Inc. 126,828 12,368,267
Dominion Energy, Inc.(a) 302,436 16,168,229
E.ON SE 1,336,572 18,751,339
Engie SA 1,214,622 19,110,539
National Grid plc 3,314,601 41,978,351
Public Service Enterprise
Group, Inc. 184,551 14,721,633
Sempra(a) 230,892 18,485,214
Veolia Environnement SA 872,349 27,412,855
WEC Energy Group, Inc. 113,007 9,725,382
178,721,809
Oil, Gas & Consumable Fuels -
8.0%
Antero Midstream Corp. 135,771 1,949,671
DT Midstream, Inc.(a) 36,585 2,757,046
Enbridge, Inc. 1,390,230 51,998,396
Hess Midstream LP,
Class A 26,016 975,080
Keyera Corp. 146,340 4,126,058
Kinder Morgan, Inc.(a) 708,936 14,979,818
Koninklijke Vopak NV 41,463 1,847,628
New Fortress Energy,
Inc.(a) 44,715 882,674
ONEOK, Inc. 215,445 17,953,032
Pembina Pipeline Corp. 384,549 14,895,376
Santos Ltd. 2,140,629 11,168,667
Targa Resources Corp. 82,113 11,108,247
TC Energy Corp. 676,416 28,702,816
Transneft PJSC
(Preference)‡ 147,300 —
Williams Cos., Inc. (The) 448,776 19,270,441
 182,614,950

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development -
0.0%(b)
Shanghai SMI Holding
Co. Ltd., Class A 45,236 $ 22,220
Specialized REITs -
4.9%
American Tower Corp.,
REIT 169,917 37,449,707
Crown Castle, Inc., REIT 156,909 17,272,543
Digital Core REIT
Management Pte. Ltd.,
REIT 894,300 509,751
Digital Realty Trust, Inc.,
REIT(a) 118,698 17,744,164
Equinix, Inc., REIT 34,959 27,626,000
Keppel DC REIT, REIT 1,219,500 1,841,649
SBA Communications
Corp., Class A, REIT 39,024 8,567,329
Uniti Group, Inc., REIT(a) 42,276 162,340
111,173,483
Specialty Retail -
0.0%
GCI Liberty, Inc.*‡ 36,294 —
Transportation Infrastructure -
7.0%
Adani Ports & Special
Economic Zone Ltd. 1,213,809 22,758,715
Aena SME SA(c) 87,804 16,636,725
Aeroports de Paris SA 28,455 3,741,125
Airports of Thailand PCL,
NVDR 5,203,200 8,247,462
Atlas Arteria Ltd. 1,197,549 4,097,677
Auckland International
Airport Ltd. 1,580,472 7,021,636
Bangkok Expressway &
Metro PCL, NVDR 8,617,800 1,885,786
CCR SA 1,382,100 3,026,916
China Merchants Port
Holdings Co. Ltd. 1,626,000 2,393,625
COSCO SHIPPING Ports
Ltd. 1,626,000 967,857
Flughafen Zurich AG
(Registered) 22,764 5,260,094
Gemadept Corp. 325,200 1,030,439
Getlink SE 375,606 6,696,153
Grupo Aeroportuario del
Pacifico SAB de CV,
Class B 483,735 7,718,002
Grupo Aeroportuario del
Sureste SAB de CV,
Class B 207,315 6,251,553
International Container
Terminal Services, Inc. 2,097,540 12,791,740
Japan Airport Terminal
Co. Ltd. 113,700 4,157,010
Investments Shares Value
Transportation Infrastructure
(continued)
Jiangsu Expressway Co.
Ltd., Class H 1,626,000 $ 1,546,490
Promotora y Operadora
de Infraestructura SAB
de CV 235,770 2,214,381
Qube Holdings Ltd. 2,050,386 5,114,606
Santos Brasil
Participacoes SA 569,100 1,319,871
Transurban Group 3,725,166 31,647,260
Westports Holdings Bhd. 1,056,900 1,030,561
Zhejiang Expressway Co.
Ltd., Class H 1,626,000 1,067,765
158,623,449
Water Utilities -
2.4%
Aguas Andinas SA, Class
A 3,478,827 1,030,559
American States Water
Co. 12,195 1,006,453
American Water Works
Co., Inc.(a) 69,918 9,953,527
Beijing Enterprises Water
Group Ltd.(a) 4,878,000 1,504,862
California Water Service
Group 24,390 1,303,889
Cia de Saneamento
Basico do Estado de
Sao Paulo SABESP 406,500 6,345,506
Cia de Saneamento de
Minas Gerais Copasa
MG 243,900 947,943
Cia De Sanena Do
Parana (Preference) 1,138,200 1,115,497
Essential Utilities, Inc.(a) 86,178 3,503,136
Guangdong Investment
Ltd. 3,252,000 1,706,759
Middlesex Water Co.(a) 10,569 702,627
Pennon Group plc 314,631 2,505,593
Ranhill Utilities Bhd.* 898,887 285,640
Severn Trent plc 325,200 10,739,148
SJW Group 8,130 492,759
United Utilities Group plc 828,447 10,992,140
54,136,038
Wireless Telecommunication Services -
6.5%
KDDI Corp. 1,247,400 37,473,402
SoftBank Corp. 2,357,700 30,791,443
SoftBank Group Corp. 869,300 52,934,511
T-Mobile US, Inc. 148,779 27,119,436
148,318,792
Total Common Stocks
(Cost $2,053,009,442) 2,257,481,191

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 3.9%(d)
REPURCHASE AGREEMENTS - 3.9%
BofA Securities, Inc.
5.77%, dated
7/31/2024, due
10/31/2024,
repurchase price
$2,029,491,
collateralized by
various Common
Stocks; total market
value $2,241,522 $ 2,000,000 $ 2,000,000
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $5,601,980,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $5,735,476 5,601,149 5,601,149
ING Financial Markets LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $15,002,225,
collateralized by
various U.S. Treasury
Securities, 3.75%,
5/31/2030; total market
value $15,288,122 15,000,000 15,000,000
MetLife, Inc.
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $45,006,675,
collateralized by
various U.S. Treasury
Securities, 0.00%,
5/15/2046; total market
value $46,389,774 45,000,000 45,000,000
National Bank of Canada Financial Inc.
5.47%, dated
7/31/2024, due
8/1/2024, repurchase
price $12,001,823,
collateralized by
various Common
Stocks, U.S. Treasury
Securities, 0.63%,
1/15/2026; total market
value $13,194,959 12,000,000 12,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
5.42%, dated
7/31/2024, due
8/1/2024, repurchase
price $10,001,506,
collateralized by
various Common
Stocks; total market
value $11,161,473 $ 10,000,000 $ 10,000,000
89,601,149
Total Securities Lending Reinvestments
(Cost $89,601,149) 89,601,149
Total Investments - 103.0%
(Cost $2,142,610,591) 2,347,082,340
Liabilities in excess of other assets - (3.0%) (69,031,712)
NET ASSETS - 100.0% $2,278,050,628
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July
31, 2024 was $194,710,148, collateralized in the form
of cash with a value of $89,601,149 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$94,536,810 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
7.63%, and maturity dates ranging from August 15, 2024
– February 15, 2054 and $19,300,163 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.00% – 5.75%, and maturity
dates ranging from August 15, 2024 – June 30, 2120; a
total value of $203,438,122.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $89,601,149.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Abbreviations
NVDR Non-Voting Depositary Receipt
PJSC Public Joint Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
Futures Contracts
FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Deprecia tion )
Long Contracts
FTSE 100 Index 47 09/20/2024 GBP $ 5,045,352 $ 76,833
S&P 500 E-Mini Index 18 09/20/2024 USD 5,002,200 13,004
S&P/TSX 60 Index 39 09/19/2024 CAD 7,821,738 408,989
SPI 200 Index 16 09/19/2024 AUD 2,105,533 82,758
TOPIX Index 11 09/12/2024 JPY 2,044,862 (20,943)
$ 560,641
Forward Foreign Currency Contracts
FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 244,600,000 Morgan Stanley USD 1,552,647 09/18/2024 $ 84,719
Total unrealized appreciation $ 84,719
USD 846,535 JPMorgan Chase Bank NA GBP 670,000 09/18/2024 $ (14,421)
USD 1,712,511 Morgan Stanley GBP 1,340,000 09/18/2024 (9,402)
USD 1,324,165 Citibank NA JPY 204,600,000 09/18/2024 (45,439)
Total unrealized depreciation $ (69,262)
Net unrealized appreciation $ 15,457
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 3.4%
Austria 0.1
Brazil 1.1
Canada 14.3
Chile 0.0
†
China 0.7
France 2.5
Germany 7.1
Hong Kong 0.5
India 1.3
Indonesia 0.1
Italy 2.0
Japan 11.5
Malaysia 0.2
Mexico 0.7
Netherlands 0.7
New Zealand 0.5
Philippines 0.6
Singapore 0.1
South Africa 0.0
†
South Korea 0.0
†
Spain 3.7
Switzerland 0.8
Taiwan 0.0
†
Thailand 1.2
United Kingdom 3.6
United States 42.4
Vietnam 0.0
†
Other
1
0.9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.1%
Securities Lending Reinvestments 3.9
Others
(1)
(3.0)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Global Quality Real Estate Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .1%
Diversified REITs -
5 .6%
Alexander & Baldwin, Inc.,
REIT 49,842 $ 982,386
American Assets Trust,
Inc., REIT 36,036 955,675
Broadstone Net Lease,
Inc., REIT(a) 90,441 1,574,578
Charter Hall Group,
REIT(a) 228,384 1,891,029
Covivio SA, REIT 5,733 296,164
Empire State Realty Trust,
Inc., Class A, REIT 89,739 966,489
Essential Properties
Realty Trust, Inc.,
REIT(a) 75,231 2,226,085
GPT Group (The), REIT 401,310 1,213,317
Hankyu Hanshin REIT,
Inc., REIT 819 724,504
Merlin Properties Socimi
SA, REIT 160,173 1,828,560
Mori Trust Reit, Inc.,
REIT(a) 1,521 705,608
NIPPON REIT Investment
Corp., REIT 351 769,839
OUE REIT, REIT 362,700 73,212
Reit 1 Ltd., REIT 184,275 693,251
Stockland, REIT(a) 1,153,737 3,465,595
Tokyu REIT, Inc., REIT(a) 585 589,821
18,956,113
Health Care REITs -
2 .1%
LTC Properties, Inc.,
REIT(a) 25,506 910,819
National Health Investors,
Inc., REIT 20,826 1,559,034
Sabra Health Care REIT,
Inc., REIT 111,267 1,805,864
Welltower, Inc., REIT(a) 25,623 2,850,559
7,126,276
Hotel & Resort REITs -
4 .4%
Apple Hospitality REIT,
Inc., REIT(a) 106,002 1,567,770
CDL Hospitality Trusts,
REIT 1,029,600 742,796
Covivio Hotels SACA,
REIT(a) 5,850 102,234
DiamondRock Hospitality
Co., REIT(a) 100,854 830,028
Far East Hospitality Trust,
REIT 163,800 76,536
Investments Shares Value
Hotel & Resort REITs
(continued)
Host Hotels & Resorts,
Inc., REIT 342,459 $ 5,996,457
Park Hotels & Resorts,
Inc., REIT(a) 101,322 1,525,909
Pebblebrook Hotel Trust,
REIT(a) 59,436 813,679
RLJ Lodging Trust, REIT 87,633 827,256
Summit Hotel Properties,
Inc., REIT(a) 125,424 795,188
Sunstone Hotel Investors,
Inc., REIT 94,302 976,969
Xenia Hotels & Resorts,
Inc., REIT 60,957 846,083
15,100,905
Industrial REITs -
8 .7%
AIMS APAC REIT, REIT 783,900 767,725
First Industrial Realty
Trust, Inc., REIT 63,882 3,495,623
Goodman Group, REIT 149,292 3,421,817
Innovative Industrial
Properties, Inc., REIT 13,338 1,638,040
Mapletree Logistics Trust,
REIT 1,684,869 1,624,911
Montea NV, REIT 9,692 840,066
Prologis, Inc., REIT 91,260 11,503,323
STAG Industrial, Inc.,
REIT(a) 87,750 3,581,077
Tritax Big Box REIT plc,
REIT 1,207,323 2,566,485
29,439,067
Office REITs -
4 .3%
Cousins Properties, Inc.,
REIT 73,944 2,034,199
Equity Commonwealth,
REIT* 52,182 1,062,947
Global One Real Estate
Investment Corp.,
REIT(a) 1,053 708,252
Highwoods Properties,
Inc., REIT 51,597 1,597,959
Hudson Pacific
Properties, Inc.,
REIT(a) 140,634 842,398
Keppel REIT, REIT 1,333,800 872,514
Kilroy Realty Corp.,
REIT(a) 53,703 1,985,400
Piedmont Office Realty
Trust, Inc., Class A,
REIT 108,927 942,219

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Office REITs
(continued)
SL Green Realty Corp.,
REIT(a) 30,889 $ 2,058,441
Vornado Realty Trust,
REIT(a) 78,741 2,361,443
14,465,772
Real Estate Management & Development -
16 .3%
Aeon Mall Co. Ltd.(a) 61,800 847,974
Airport City Ltd.* 52,650 731,396
Amot Investments Ltd. 186,615 759,608
Aroundtown SA*(a) 446,823 954,927
Big Shopping Centers
Ltd.* 8,424 826,666
Bukit Sembawang Estates
Ltd. 35,100 88,695
Capitaland India Trust 982,800 800,876
City Developments Ltd. 234,000 928,932
CTP NV(b) 53,703 937,928
Daito Trust Construction
Co. Ltd. 30,100 3,627,964
DigitalBridge Group, Inc.
(a) 78,273 1,105,998
Fastighets AB Balder,
Class B*(a) 311,922 2,293,955
Grand City Properties
SA*(a) 61,074 720,361
Heiwa Real Estate Co.
Ltd. 29,000 838,429
Henderson Land
Development Co. Ltd. 702,000 1,972,465
Hulic Co. Ltd. 187,200 1,830,817
Ichigo, Inc. 292,500 830,104
International Workplace
Group plc 367,146 814,891
Intershop Holding AG 917 122,093
Israel Canada T.R Ltd. 195,273 693,093
Kerry Properties Ltd. 409,500 698,226
Lifestyle Communities
Ltd.(a) 66,807 392,625
Melisron Ltd. 13,221 931,490
Mitsubishi Estate Co. Ltd. 374,400 6,406,306
Mitsui Fudosan Co. Ltd. 403,800 4,222,912
Nexity SA*(a) 29,250 330,124
Nomura Real Estate
Holdings, Inc. 52,300 1,474,175
Pandox AB, Class B(a) 53,703 997,135
PSP Swiss Property AG
(Registered) 21,996 2,933,633
Sino Land Co. Ltd.(a) 1,872,000 1,936,221
Sirius Real Estate Ltd.,
REIT 736,164 890,723
St Joe Co. (The)(a) 16,848 1,039,185
Sumitomo Realty &
Development Co. Ltd. 140,400 4,668,491
Investments Shares Value
Real Estate Management & Development
(continued)
Swire Properties Ltd. 561,600 $ 888,553
Tokyo Tatemono Co. Ltd.
(a) 88,000 1,545,235
Tokyu Fudosan Holdings
Corp. 292,500 2,128,722
UOL Group Ltd. 222,300 894,119
Wihlborgs Fastigheter AB 134,316 1,359,753
Zug Estates Holding AG,
Class B 50 96,563
55,561,363
Residential REITs -
13 .5%
American Homes 4 Rent,
Class A, REIT 157,833 5,696,193
AvalonBay Communities,
Inc., REIT 68,796 14,097,676
Boardwalk REIT, REIT(a) 15,678 885,218
Centerspace, REIT 11,700 817,011
Equity Residential, REIT 174,915 12,179,331
Essex Property Trust,
Inc., REIT 30,888 8,597,984
Ingenia Communities
Group, REIT 262,899 901,283
InterRent REIT, REIT 72,657 670,583
Killam Apartment REIT,
REIT(a) 57,915 776,840
NexPoint Residential
Trust, Inc., REIT 21,411 935,447
UNITE Group plc (The),
REIT 33,813 413,898
45,971,464
Retail REITs -
22 .0%
Acadia Realty Trust,
REIT(a) 53,469 1,157,069
Brixmor Property Group,
Inc., REIT 145,197 3,698,168
CapitaLand Integrated
Commercial Trust,
REIT 2,562,300 3,984,438
Carmila SA, REIT 46,449 839,383
Choice Properties REIT,
REIT(a) 94,068 943,778
CT REIT, REIT(a) 65,169 679,311
Eurocommercial
Properties NV, REIT 33,579 835,724
Fukuoka REIT Corp.,
REIT(a) 702 731,580
HMC Capital Ltd., REIT 175,383 887,569
InvenTrust Properties
Corp., REIT 34,983 985,471
Japan Metropolitan Fund
Invest, REIT(a) 3,393 2,110,759
Kimco Realty Corp., REIT 327,132 7,108,578

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Kite Realty Group Trust,
REIT 106,704 $ 2,631,321
Klepierre SA, REIT 104,598 2,997,152
Link REIT, REIT 1,251,900 5,288,364
Mercialys SA, REIT 67,743 859,864
NNN REIT, Inc., REIT(a) 88,569 3,975,862
PARAGON REIT, REIT 187,200 123,158
Realty Income Corp.,
REIT 16,965 974,300
Regency Centers Corp.,
REIT 75,231 5,066,056
Retail Estates NV, REIT 1,731 118,194
Shaftesbury Capital plc,
REIT(a) 705,510 1,380,131
Simon Property Group,
Inc., REIT 117,936 18,096,100
SITE Centers Corp., REIT 91,962 1,420,813
SmartCentres REIT,
REIT(a) 45,747 794,103
Tanger, Inc., REIT(a) 51,129 1,477,628
Unibail-Rodamco-
Westfield, REIT 57,330 4,299,150
Urban Edge Properties,
REIT(a) 57,447 1,166,174
74,630,198
Specialized REITs -
21 .2%
American Tower Corp.,
REIT 42,003 9,257,461
Crown Castle, Inc., REIT 7,137 785,641
Digital Realty Trust, Inc.,
REIT(a) 112,905 16,878,169
EPR Properties, REIT(a) 36,387 1,637,415
Equinix, Inc., REIT 7,020 5,547,485
Iron Mountain, Inc.,
REIT(a) 78,039 8,003,680
Lamar Advertising Co.,
Class A, REIT(a) 42,471 5,090,574
National Storage Affiliates
Trust, REIT(a) 38,376 1,633,666
National Storage REIT,
REIT(a) 629,577 1,015,451
Public Storage, REIT 6,786 2,008,113
Safestore Holdings plc,
REIT 106,119 1,099,296
Shurgard Self Storage
Ltd., REIT 18,374 717,759
Shurgard Self Storage
Ltd., REIT* 580 22,657
VICI Properties, Inc.,
Class A, REIT 226,278 7,073,450
Investments Shares Value
Specialized REITs
(continued)
Weyerhaeuser Co., REIT 352,053 $ 11,181,203
71,952,020
Total Common Stocks
(Cost $306,532,726) 333,203,178
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 7 .7% (c)
REPURCHASE AGREEMENTS - 7 .7%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $6,285,392,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $6,435,173 $ 6,284,459 6,284,459
ING Financial Markets LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $10,001,483,
collateralized by
various U.S. Treasury
Securities, 3.75%,
5/31/2030; total market
value $10,192,081 10,000,000 10,000,000
MetLife, Inc.
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $5,000,742,
collateralized by
various U.S. Treasury
Securities, 0.00%,
5/15/2046; total market
value $5,154,419 5,000,000 5,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
5.47%, dated
7/31/2024, due
8/1/2024, repurchase
price $5,000,760,
collateralized by
various Common
Stocks, U.S. Treasury
Securities, 0.63%,
1/15/2026; total market
value $5,497,900 $ 5,000,000 $ 5,000,000
26,284,459
Total Securities Lending Reinvestments
(Cost $26,284,459) 26,284,459
Total Investments - 105.8%
(Cost $332,817,185) 359,487,637
Liabilities in excess of other assets - (5.8%) (19,771,090)
NET ASSETS - 100.0% $339,716,547
*
Non-income producing security.
(a)
The security or a portion of this security is on loan at
July 31, 2024. The total value of securities on loan at
July 31, 2024 was $59,111,425, collateralized in the
form of cash with a value of $26,284,459 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $30,260,186 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates
ranging from August 15, 2024 – November 15, 2053
and $4,311,280 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.75%, and maturity dates
ranging from August 15, 2024 – June 30, 2120; a
total value of $60,855,925.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933.
Regulation S applies to securities offerings that are
made outside of the United States and do not involve
direct selling efforts in the United States and as such
may have restrictions on resale.
(c)
The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total
value of securities purchased was $26,284,459.
Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts
FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
EURO STOXX 50 Index 7 09/20/2024 EUR $ 371,009 $ 744
S&P Midcap 400 E-Mini Index 15 09/20/2024 USD 4,680,150 261,683
SPI 200 Index 10 09/19/2024 AUD 1,315,958 56,305
$ 318,732
Forward Foreign Currency Contracts
FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 22,928 Citibank NA AUD 34,359 09/18/2024 $ 464
USD 219,380 JPMorgan Chase Bank NA CAD 300,000 09/18/2024 1,912
USD 30,283 Citibank NA ILS 111,846 09/18/2024 450
Total unrealized appreciation $ 2,826
CAD 209,730 Citibank NA USD 153,090 09/18/2024 $ (1,058)
USD 216,096 Citibank NA EUR 199,355 09/18/2024 (114)
USD 46,692 JPMorgan Chase Bank NA SGD 62,894 09/18/2024 (439)
Total unrealized depreciation $ (1,611)
Net unrealized appreciation $ 1,215

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
ILS — Israeli Shekel
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 3 .9%
Belgium 0 .5
Canada 1 .4
France 2 .9
Germany 0 .5
Hong Kong 3 .2
Israel 1 .4
Japan 10 .2
Netherlands 0 .5
Singapore 3 .2
Spain 0 .5
Sweden 1 .4
Switzerland 0 .9
United Kingdom 2 .1
United States 65 .5
Other
1
1 .9
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .1%
Securities Lending Reinvestments 7 .7
Others
(1)
( 5 .8 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Real Assets Allocation Index Fund
July 31,2024 (Unaudited)
The underlying index of the FlexShares® Real Assets Allocation Index
Fund is comprised of securities of affiliated FlexShares® Funds. The
Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.9%
FlexShares® Global
Quality Real Estate
Index Fund(a) 14,180 $ 823,114
FlexShares®
Morningstar Global
Upstream Natural
Resources Index
Fund(a) 72,600 2,968,614
FlexShares®
STOXX®
Global Broad
Infrastructure
Index Fund(a) 72,210 4,045,204
Total Exchange Traded Funds
(Cost $8,405,313) 7,836,932
Total Investments - 99.9%
(Cost $8,405,313) 7,836,932
Other assets less liabilities - 0.1% 4,206
NET ASSETS - 100.0% $7,841,138
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
Percentages shown are based on Net Assets.
Investment in a company which was affiliated for the period ended July 31, 2024, was as follows:
Security
Value
October 31,
2023
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2024
Value
July 31, 2024
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Loss
FlexShares® Global
Quality Real
Estate Index
Fund $ 2,773,255 $ 170,412 $ 2,588,995 14,180 $ 823,114 $ 1,199,959 $ 37,541 $ (731,517)
FlexShares®
Morningstar
Global
Upstream
Natural
Resources
Index Fund 5,421,708 971,557 3,675,672 72,600 2,968,614 456,815 113,215 (205,794)
FlexShares®
STOXX®
Global Broad
Infrastructure
Index Fund 8,376,484 512,759 5,990,148 72,210 4,045,204 1,581,263 123,841 (435,154)
$16,571,447 $1,654,728 $12,254,815 158,990 $7,836,932 $3,238,037 $274,597 $(1,372,465)
Security Type % of Net Assets
Exchange Traded Funds 99 .9%
Others
(1)
0 .1
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Quality Dividend Index Fund
July 31,2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .2%
Aerospace & Defense -
0 .6%
Lockheed Martin Corp. 20,800 $ 11,271,936
Air Freight & Logistics -
0 .5%
CH Robinson Worldwide,
Inc. 95,680 8,520,304
Banks -
2 .1%
Bank of America Corp. 22,880 922,293
Comerica, Inc. 159,120 8,721,367
Cullen/Frost Bankers,
Inc.(a) 55,120 6,452,347
JPMorgan Chase & Co. 57,200 12,172,160
Popular, Inc. 95,680 9,819,639
38,087,806
Beverages -
2 .6%
Coca-Cola Co. (The) 694,720 46,365,613
Biotechnology -
4 .0%
AbbVie, Inc. 298,480 55,314,314
Gilead Sciences, Inc. 211,120 16,057,787
71,372,101
Broadline Retail -
0 .7%
Dillard's, Inc., Class A(a) 7,280 2,901,735
eBay, Inc.(a) 184,080 10,236,689
13,138,424
Building Products -
0 .5%
Advanced Drainage
Systems, Inc. 50,960 9,021,958
Capital Markets -
3 .0%
Bank of New York Mellon
Corp. (The) 170,560 11,098,339
Invesco Ltd. 543,920 9,388,059
Janus Henderson Group
plc 251,680 9,370,047
Lazard, Inc.(a) 212,160 10,431,907
Morgan Stanley 135,200 13,953,992
54,242,344
Chemicals -
1 .3%
LyondellBasell Industries
NV, Class A 81,120 8,068,195
Olin Corp. 115,440 5,265,219
Investments Shares Value
Chemicals
(continued)
Scotts Miracle-Gro Co.
(The)(a) 126,880 $ 9,972,768
23,306,182
Commercial Services & Supplies -
0 .3%
Cintas Corp. 8,320 6,355,981
Communications Equipment -
1 .9%
Cisco Systems, Inc. 689,520 33,407,244
Construction Materials -
0 .1%
Eagle Materials, Inc. 5,200 1,415,960
Consumer Finance -
1 .0%
Ally Financial, Inc. 188,240 8,472,682
OneMain Holdings, Inc.(a) 173,680 9,076,517
17,549,199
Consumer Staples Distribution & Retail -
0 .3%
Costco Wholesale Corp. 4,160 3,419,520
Walmart, Inc. 17,680 1,213,555
4,633,075
Containers & Packaging -
0 .6%
Packaging Corp. of
America 49,920 9,977,510
Distributors -
0 .5%
Pool Corp.(a) 22,880 8,558,035
Diversified Consumer Services -
0 .2%
H&R Block, Inc.(a) 53,040 3,073,138
Diversified Telecommunication Services -
0 .3%
Iridium Communications,
Inc. 200,720 5,760,664
Electric Utilities -
1 .4%
Edison International 75,920 6,074,359
Evergy, Inc. 121,680 7,057,440
OGE Energy Corp.(a) 220,480 8,548,010
Pinnacle West Capital
Corp.(a) 33,280 2,848,435
24,528,244
Electrical Equipment -
0 .4%
Vertiv Holdings Co.,
Class A 98,800 7,775,560
Entertainment -
0 .9%
Electronic Arts, Inc. 65,520 9,889,589

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Warner Music Group
Corp., Class A(a) 230,880 $ 6,928,709
16,818,298
Financial Services -
2 .2%
Fidelity National
Information Services,
Inc. 128,960 9,907,997
Mastercard, Inc., Class A 10,400 4,822,584
Radian Group, Inc. 277,680 10,301,928
Visa, Inc., Class A(a) 23,920 6,354,826
Western Union Co. (The) 647,920 7,703,769
39,091,104
Gas Utilities -
0 .5%
UGI Corp.(a) 344,240 8,530,267
Ground Transportation -
1 .4%
Union Pacific Corp. 98,800 24,376,924
Health Care Equipment & Supplies -
0 .2%
ResMed, Inc.(a) 13,520 2,883,140
Health Care Providers & Services -
0 .6%
Cencora, Inc. 10,400 2,473,952
UnitedHealth Group, Inc. 15,600 8,988,096
11,462,048
Hotel & Resort REITs -
0 .8%
Apple Hospitality REIT,
Inc., REIT(a) 414,960 6,137,258
Host Hotels & Resorts,
Inc., REIT(a) 435,760 7,630,158
13,767,416
Hotels, Restaurants & Leisure -
0 .9%
Domino's Pizza, Inc. 7,280 3,120,936
Marriott International, Inc.,
Class A 3,120 709,176
Starbucks Corp. 137,280 10,700,976
Wingstop, Inc. 5,200 1,944,176
16,475,264
Household Products -
3 .6%
Colgate-Palmolive Co. 30,160 2,991,571
Procter & Gamble Co.
(The) 330,720 53,166,547
WD-40 Co.(a) 31,200 8,162,232
 64,320,350
Investments Shares Value
Industrial Conglomerates -
1 .0%
3M Co. 99,840 $ 12,734,592
Honeywell International,
Inc. 24,960 5,110,560
17,845,152
Insurance -
4 .3%
Aflac, Inc. 112,320 10,713,082
American Financial
Group, Inc. 48,880 6,401,325
First American Financial
Corp. 133,120 8,064,409
Lincoln National Corp. 208,000 6,926,400
MetLife, Inc. 123,760 9,510,956
Old Republic International
Corp. 274,560 9,505,267
Principal Financial Group,
Inc. 85,280 6,951,173
Prudential Financial, Inc. 83,200 10,426,624
Willis Towers Watson plc 33,280 9,394,278
77,893,514
Interactive Media & Services -
5 .9%
Alphabet, Inc., Class A 194,480 33,361,099
Alphabet, Inc., Class C 169,520 29,352,388
Meta Platforms, Inc.,
Class A 92,560 43,950,265
106,663,752
IT Services -
1 .9%
Accenture plc, Class A 101,920 33,696,790
Machinery -
1 .4%
Caterpillar, Inc. 10,400 3,600,480
Illinois Tool Works, Inc. 50,960 12,601,389
Snap-on, Inc. 29,120 8,358,313
24,560,182
Media -
1 .6%
Comcast Corp., Class A 299,520 12,361,191
New York Times Co.
(The), Class A 173,680 9,307,511
TEGNA, Inc. 473,200 7,538,076
29,206,778
Metals & Mining -
0 .7%
Nucor Corp. 53,040 8,642,337
Southern Copper Corp.(a) 38,480 4,102,353
 12,744,690

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) -
0 .9%
Blackstone Mortgage
Trust, Inc., Class A(a) 469,040 $ 8,372,364
Starwood Property Trust,
Inc.(a) 412,880 8,236,956
16,609,320
Multi-Utilities -
1 .1%
Dominion Energy, Inc.(a) 187,200 10,007,712
Public Service Enterprise
Group, Inc. 132,080 10,536,022
20,543,734
Oil, Gas & Consumable Fuels -
2 .5%
Chevron Corp. 8,320 1,335,110
ConocoPhillips 7,280 809,536
CVR Energy, Inc.(a) 289,120 8,268,832
Exxon Mobil Corp. 115,440 13,690,030
Marathon Petroleum
Corp. 67,600 11,966,552
Peabody Energy Corp.(a) 320,320 7,114,307
Valero Energy Corp. 5,200 840,944
44,025,311
Pharmaceuticals -
4 .2%
Johnson & Johnson 360,880 56,964,908
Merck & Co., Inc. 21,840 2,470,759
Royalty Pharma plc,
Class A 34,320 966,795
Zoetis, Inc. 78,000 14,043,120
74,445,582
Professional Services -
1 .9%
Automatic Data
Processing, Inc. 69,680 18,299,361
Paychex, Inc.(a) 74,880 9,586,138
Robert Half, Inc. 94,640 6,074,942
33,960,441
Residential REITs -
2 .5%
AvalonBay Communities,
Inc., REIT 46,800 9,590,256
Camden Property Trust,
REIT 83,200 9,214,400
Equity Residential, REIT 137,280 9,558,807
Mid-America Apartment
Communities, Inc.,
REIT 65,520 9,157,730
Investments Shares Value
Residential REITs
(continued)
UDR, Inc., REIT 202,800 $ 8,126,196
45,647,389
Retail REITs -
0 .1%
Brixmor Property Group,
Inc., REIT 107,120 2,728,346
Semiconductors & Semiconductor Equipment -
10 .4%
Broadcom, Inc. 114,400 18,381,792
KLA Corp. 22,880 18,831,842
Lam Research Corp. 22,880 21,077,971
Microchip Technology, Inc. 104,000 9,233,120
NVIDIA Corp. 742,318 86,866,052
QUALCOMM, Inc. 112,320 20,324,304
Skyworks Solutions, Inc.
(a) 96,720 10,989,326
185,704,407
Software -
7 .0%
Bentley Systems, Inc.,
Class B(a) 52,000 2,534,480
Intuit, Inc. 47,064 30,466,880
Microsoft Corp. 218,400 91,367,640
Salesforce, Inc. 3,120 807,456
125,176,456
Specialized REITs -
1 .8%
CubeSmart, REIT 140,400 6,680,232
National Storage Affiliates
Trust, REIT(a) 192,400 8,190,468
Public Storage, REIT 34,320 10,155,974
Weyerhaeuser Co.,
REIT(a) 248,560 7,894,266
32,920,940
Specialty Retail -
3 .4%
Bath & Body Works, Inc. 6,240 229,320
Home Depot, Inc. (The) 80,080 29,482,253
Lowe's Cos., Inc. 87,360 21,447,754
Williams-Sonoma, Inc.(a) 58,240 9,008,563
60,167,890
Technology Hardware, Storage & Peripherals -
9 .3%
Apple, Inc. 747,760 166,062,541
Textiles, Apparel & Luxury Goods -
1 .3%
NIKE, Inc., Class B 206,960 15,493,026
Tapestry, Inc.(a) 189,280 7,588,235
 23,081,261

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
Tobacco -
2 .1%
Altria Group, Inc. 301,600 $ 14,781,416
Philip Morris International,
Inc. 198,640 22,875,382
37,656,798
Trading Companies & Distributors -
0 .5%
Fastenal Co. 137,280 9,712,560
Total Common Stocks
(Cost $1,364,224,800) 1,777,139,923
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 6 .1% (b)
CERTIFICATES OF DEPOSIT - 0 .4%
Bank of Montreal, London
(SOFR + 0.20%),
5.53%, 12/17/2024(c) $ 2,000,000 2,000,000
Cooperatieve Rabobank
UA, London
5.68%, 7/3/2025 1,000,000 1,000,700
MUFG Bank Ltd., London
Branch
5.54%, 9/23/2024 1,000,000 1,000,000
Nordea Bank Abp, New
York Branch
(SOFR + 0.32%),
5.65%, 7/18/2025(c) 1,000,000 1,000,184
Oversea-Chinese Banking
Corp. Ltd., New York
(SOFR + 0.20%),
5.55%, 10/22/2024(c) 1,000,000 1,000,103
Total Certificates of Deposit
(Cost $5,999,954) 6,000,987
REPURCHASE AGREEMENTS - 5 .7%
BofA Securities, Inc.
5.77%, dated
7/31/2024, due
10/31/2024,
repurchase price
$8,117,964,
collateralized by
various Common
Stocks; total market
value $8,966,089 8,000,000 8,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $10,964,735,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $11,226,026 $ 10,963,109 $ 10,963,109
MetLife, Inc.
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $17,002,522,
collateralized by
various U.S. Treasury
Securities, 0.00%,
5/15/2046; total market
value $17,525,026 17,000,000 17,000,000
National Bank of Canada Financial Inc.
5.47%, dated
7/31/2024, due
8/1/2024, repurchase
price $33,005,014,
collateralized by
various Common
Stocks, U.S. Treasury
Securities, 0.63%,
1/15/2026; total market
value $36,286,138 33,000,000 33,000,000
TD Prime Services LLC
5.42%, dated
7/31/2024, due
8/1/2024, repurchase
price $34,005,119,
collateralized by
various Common
Stocks; total market
value $37,949,010 34,000,000 34,000,000
Total Repurchase Agreements
(Cost $102,963,109) 102,963,109
Total Securities Lending Reinvestments
(Cost $108,963,063) 108,964,096
Total Investments - 105.3%
(Cost $1,473,187,863) 1,886,104,019
Liabilities in excess of other assets - (5.3%) (95,430,724)
NET ASSETS - 100.0% $1,790,673,295

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July
31, 2024 was $138,119,952, collateralized in the form of
cash with a value of $108,963,058 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$26,498,006 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
7.63%, and maturity dates ranging from August 1, 2024
– February 15, 2054 and $5,789,387 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.00% – 5.75%, and maturity
dates ranging from August 15, 2024 – June 30, 2120; a
total value of $141,250,451.
(b) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $108,964,096.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2024.
Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Futures Contracts
FlexShares® Quality Dividend Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 37 09/20/2024 USD $ 10,282,300 $ 66,332
S&P Midcap 400 E-Mini Index 9 09/20/2024 USD 2,808,090 151,390
$ 217,722
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .2%
Securities Lending Reinvestments 6 .1
Others
(1)
( 5 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Quality Dividend Defensive Index Fund
July 31,2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Aerospace & Defense -
1 .9%
BWX Technologies, Inc. 21,018 $ 2,091,081
Lockheed Martin Corp. 8,136 4,409,061
Northrop Grumman Corp. 1,952 945,393
7,445,535
Air Freight & Logistics -
0 .5%
Expeditors International of
Washington, Inc. 14,238 1,777,187
Banks -
2 .4%
Bank of America Corp. 5,198 209,531
Cullen/Frost Bankers,
Inc.(a) 16,272 1,904,800
JPMorgan Chase & Co. 12,204 2,597,011
Popular, Inc. 20,566 2,110,689
UMB Financial Corp.(a) 21,244 2,167,313
8,989,344
Beverages -
2 .4%
Coca-Cola Co. (The) 137,182 9,155,527
Biotechnology -
4 .7%
AbbVie, Inc. 63,732 11,810,814
Amgen, Inc. 8,136 2,704,976
Gilead Sciences, Inc. 44,974 3,420,723
17,936,513
Broadline Retail -
0 .6%
Dillard's, Inc., Class A(a) 4,147 1,652,953
eBay, Inc. 11,526 640,961
2,293,914
Building Products -
0 .8%
Carlisle Cos., Inc. 4,746 1,986,581
Masco Corp. 11,978 932,487
2,919,068
Capital Markets -
1 .3%
Bank of New York Mellon
Corp. (The) 36,386 2,367,637
CME Group, Inc. 12,882 2,495,372
4,863,009
Chemicals -
0 .4%
LyondellBasell Industries
NV, Class A 15,142 1,506,023
Investments Shares Value
Commercial Services & Supplies -
0 .1%
Rollins, Inc. 9,944 $ 476,417
Communications Equipment -
2 .5%
Cisco Systems, Inc. 147,352 7,139,204
Motorola Solutions, Inc. 6,102 2,434,210
9,573,414
Construction & Engineering -
0 .5%
EMCOR Group, Inc. 5,198 1,951,537
Consumer Finance -
0 .5%
OneMain Holdings, Inc.(a) 36,838 1,925,154
Consumer Staples Distribution & Retail -
0 .3%
Costco Wholesale Corp. 904 743,088
Walmart, Inc. 4,068 279,228
1,022,316
Containers & Packaging -
0 .5%
Packaging Corp. of
America 10,396 2,077,849
Diversified Consumer Services -
0 .6%
H&R Block, Inc. 36,160 2,095,110
Diversified Telecommunication Services -
1 .2%
AT&T, Inc. 109,610 2,109,992
Verizon Communications,
Inc. 64,184 2,600,736
4,710,728
Electric Utilities -
3 .1%
Duke Energy Corp. 27,798 3,037,488
Evergy, Inc. 25,990 1,507,420
Exelon Corp. 41,810 1,555,332
OGE Energy Corp. 46,556 1,804,976
Pinnacle West Capital
Corp.(a) 24,182 2,069,737
PPL Corp. 66,896 1,988,149
11,963,102
Electrical Equipment -
0 .4%
Vertiv Holdings Co.,
Class A 21,018 1,654,117
Electronic Equipment, Instruments & Components -
0 .0% (b)
Badger Meter, Inc.(a) 452 93,184
Entertainment -
0 .6%
Electronic Arts, Inc. 14,012 2,114,971

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Financial Services -
2 .3%
Corebridge Financial, Inc. 13,334 $ 394,020
Fidelity National
Information Services,
Inc. 27,572 2,118,357
Mastercard, Inc., Class A 2,186 1,013,670
Radian Group, Inc. 58,986 2,188,380
Visa, Inc., Class A(a) 5,198 1,380,953
Western Union Co. (The) 138,990 1,652,591
8,747,971
Food Products -
1 .0%
General Mills, Inc. 28,476 1,911,879
Kellanova 31,640 1,839,866
3,751,745
Health Care Equipment & Supplies -
0 .5%
ResMed, Inc. 9,266 1,975,974
Health Care Providers & Services -
3 .4%
Cardinal Health, Inc. 5,650 569,689
Cencora, Inc.(a) 9,492 2,257,957
Chemed Corp. 2,807 1,600,439
Cigna Group (The) 10,622 3,703,573
McKesson Corp. 4,879 3,010,441
UnitedHealth Group, Inc. 3,390 1,953,182
13,095,281
Health Care REITs -
0 .6%
Omega Healthcare
Investors, Inc., REIT 61,472 2,237,581
Hotels, Restaurants & Leisure -
2 .3%
Domino's Pizza, Inc. 3,842 1,647,065
McDonald's Corp.(a) 11,978 3,178,961
Starbucks Corp. 40,228 3,135,773
Wendy's Co. (The)(a) 37,742 638,972
8,600,771
Household Products -
3 .8%
Clorox Co. (The) 1,356 178,897
Kimberly-Clark Corp. 9,944 1,342,937
Procter & Gamble Co.
(The) 68,704 11,044,855
WD-40 Co.(a) 7,684 2,010,212
14,576,901
Independent Power and Renewable Electricity Producers
-
0 .1%
Vistra Corp. 6,328 501,304
Investments Shares Value
Industrial Conglomerates -
0 .7%
3M Co. 21,244 $ 2,709,672
Insurance -
3 .9%
Aflac, Inc. 24,860 2,371,147
Allstate Corp. (The) 4,068 696,116
American Financial
Group, Inc. 14,238 1,864,608
Assurant, Inc. 10,622 1,857,469
Loews Corp. 24,408 1,951,420
MetLife, Inc. 25,764 1,979,963
Old Republic International
Corp. 58,308 2,018,623
Willis Towers Watson plc 7,006 1,977,654
14,717,000
Interactive Media & Services -
5 .1%
Alphabet, Inc., Class A 32,544 5,582,597
Alphabet, Inc., Class C 27,572 4,774,092
Meta Platforms, Inc.,
Class A 19,436 9,228,796
19,585,485
IT Services -
2 .2%
Amdocs Ltd. 23,278 2,036,127
International Business
Machines Corp. 32,996 6,339,851
8,375,978
Machinery -
1 .8%
Illinois Tool Works, Inc. 11,074 2,738,379
Mueller Industries, Inc. 32,544 2,308,671
Otis Worldwide Corp. 21,018 1,986,201
7,033,251
Media -
0 .5%
TEGNA, Inc. 116,616 1,857,693
Metals & Mining -
0 .2%
Southern Copper Corp.(a) 6,780 722,816
Mortgage Real Estate Investment Trusts (REITs) -
0 .9%
AGNC Investment Corp.
(a) 39,324 393,633
Blackstone Mortgage
Trust, Inc., Class A(a) 100,344 1,791,140
Starwood Property Trust,
Inc.(a) 66,444 1,325,558
3,510,331
Multi-Utilities -
2 .0%
Consolidated Edison,
Inc.(a) 21,244 2,071,715

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
Dominion Energy, Inc.(a) 39,550 $ 2,114,343
Public Service Enterprise
Group, Inc. 28,024 2,235,474
WEC Energy Group, Inc. 11,978 1,030,827
7,452,359
Oil, Gas & Consumable Fuels -
1 .1%
Chevron Corp.(a) 1,808 290,130
Chord Energy Corp. 2,260 387,951
Coterra Energy, Inc. 18,758 483,956
CVR Energy, Inc.(a) 6,554 187,444
DT Midstream, Inc.(a) 6,102 459,847
Exxon Mobil Corp. 21,696 2,572,929
4,382,257
Pharmaceuticals -
4 .6%
Bristol-Myers Squibb Co. 31,188 1,483,301
Johnson & Johnson 77,292 12,200,542
Merck & Co., Inc. 32,092 3,630,568
Zoetis, Inc. 2,486 447,580
17,761,991
Professional Services -
3 .2%
Automatic Data
Processing, Inc. 14,916 3,917,240
Booz Allen Hamilton
Holding Corp. 3,390 485,821
Leidos Holdings, Inc. 13,108 1,892,795
Paychex, Inc.(a) 15,820 2,025,277
Science Applications
International Corp.(a) 13,108 1,630,635
Verisk Analytics, Inc. 8,136 2,129,598
12,081,366
Residential REITs -
3 .2%
American Homes 4 Rent,
Class A, REIT 51,302 1,851,489
AvalonBay Communities,
Inc., REIT 3,164 648,367
Camden Property Trust,
REIT 17,854 1,977,331
Equity Residential, REIT 29,380 2,045,729
Essex Property Trust,
Inc., REIT 7,232 2,013,100
Mid-America Apartment
Communities, Inc.,
REIT 14,012 1,958,457
UDR, Inc., REIT 47,460 1,901,722
 12,396,195
Investments Shares Value
Semiconductors & Semiconductor Equipment -
8 .1%
Broadcom, Inc. 50,790 $ 8,160,937
KLA Corp. 4,972 4,092,304
NVIDIA Corp. 158,589 18,558,085
30,811,326
Software -
7 .6%
Bentley Systems, Inc.,
Class B(a) 31,640 1,542,134
Gen Digital, Inc. 76,614 1,991,198
Intuit, Inc. 7,458 4,827,936
Microsoft Corp. 49,042 20,516,721
Salesforce, Inc. 678 175,466
29,053,455
Specialized REITs -
1 .6%
CubeSmart, REIT 33,900 1,612,962
Digital Realty Trust, Inc.,
REIT 4,746 709,479
National Storage Affiliates
Trust, REIT(a) 36,612 1,558,573
Public Storage, REIT 7,339 2,171,757
6,052,771
Specialty Retail -
3 .9%
Home Depot, Inc. (The) 30,736 11,315,766
Lowe's Cos., Inc. 7,006 1,720,043
Williams-Sonoma, Inc.(a) 12,656 1,957,630
14,993,439
Technology Hardware, Storage & Peripherals -
6 .7%
Apple, Inc. 108,028 23,990,858
Dell Technologies, Inc.,
Class C 13,786 1,567,193
25,558,051
Tobacco -
0 .8%
Altria Group, Inc. 64,410 3,156,734
Philip Morris International,
Inc. 678 78,079
3,234,813
Trading Companies & Distributors -
0 .9%
Fastenal Co. 28,928 2,046,656
MSC Industrial Direct Co.,
Inc., Class A 17,628 1,568,011
 3,614,667

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services -
1 .0%
T-Mobile US, Inc. 21,244 $ 3,872,356
Total Common Stocks
(Cost $297,338,879) 379,808,819
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .3% (c)
REPURCHASE AGREEMENTS - 3 .3%
BofA Securities, Inc.
5.77%, dated
7/31/2024, due
10/31/2024,
repurchase price
$1,014,746,
collateralized by
various Common
Stocks; total market
value $1,120,761 $ 1,000,000 1,000,000
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $1,605,059,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $1,643,307 1,604,821 1,604,821
MetLife, Inc.
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $3,000,445,
collateralized by
various U.S. Treasury
Securities, 0.00%,
5/15/2046; total market
value $3,092,652 3,000,000 3,000,000
National Bank of Canada Financial Inc.
5.47%, dated
7/31/2024, due
8/1/2024, repurchase
price $5,000,760,
collateralized by
various Common
Stocks, U.S. Treasury
Securities, 0.63%,
1/15/2026; total market
value $5,497,900 5,000,000 5,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
5.42%, dated
7/31/2024, due
8/1/2024, repurchase
price $2,000,301,
collateralized by
various Common
Stocks; total market
value $2,232,295 $ 2,000,000 $ 2,000,000
12,604,821
Total Securities Lending Reinvestments
(Cost $12,604,821) 12,604,821
Total Investments - 102.6%
(Cost $309,943,700) 392,413,640
Liabilities in excess of other assets - (2.6%) (10,015,332)
NET ASSETS - 100.0% $382,398,308
(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $18,929,847, collateralized in the form of cash
with a value of $12,604,821 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $6,643,319
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%,
and maturity dates ranging from August 15, 2024 –
February 15, 2054 and $156,012 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity dates
ranging from August 15, 2024 – June 30, 2120; a total
value of $19,404,152.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $12,604,821.
Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Futures Contracts
FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
S&P 500 E-Mini Index 9 09/20/2024 USD $ 2,501,100 $ 22,179
S&P 500 Micro E-Mini Index 5 09/20/2024 USD 138,950 (3,275)
$ 18,904
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 3 .3
Others
(1)
( 2 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
International Quality Dividend Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .2%
Air Freight & Logistics -
0 .7%
SG Holdings Co. Ltd.(a) 39,900 $ 404,012
Sinotrans Ltd., Class H 7,922,000 3,681,114
4,085,126
Automobile Components -
0 .2%
Fuyao Glass Industry
Group Co. Ltd., Class
H(b) 206,000 1,075,883
Automobiles -
2 .5%
Bayerische Motoren
Werke AG 17,708 1,644,468
Bayerische Motoren
Werke AG (Preference) 1,398 120,039
Dr Ing hc F Porsche AG
(Preference)(b) 15,378 1,160,844
Isuzu Motors Ltd. 315,900 4,340,843
Kia Corp. 13,514 1,100,359
Mercedes-Benz Group AG 44,503 2,945,263
Stellantis NV 123,490 2,058,414
Subaru Corp. 30,000 595,474
Yadea Group Holdings
Ltd.(a)(b) 466,000 627,537
14,593,241
Banks -
15 .7%
ABN AMRO Bank NV,
CVA(b) 265,154 4,623,766
Banco del Bajio SA(b) 1,048,500 3,124,592
Bancolombia SA 129,548 1,165,584
Bancolombia SA
(Preference) 135,373 1,130,613
Bank Leumi Le-Israel BM 69,667 604,568
Bank Polska Kasa Opieki
SA 110,442 4,463,934
Barclays plc 1,905,474 5,722,222
BOC Hong Kong Holdings
Ltd. 466,000 1,357,079
Canara Bank 3,234,273 4,431,016
China Construction Bank
Corp., Class H 10,485,000 7,341,647
China Merchants Bank
Co. Ltd., Class H 643,000 2,675,051
Commonwealth Bank of
Australia 1,631 146,433
FinecoBank Banca Fineco
SpA 267,950 4,552,195
First Abu Dhabi Bank
PJSC 539,628 1,915,804
Investments Shares Value
Banks
(continued)
Grupo Financiero Banorte
SAB de CV, Class O 466,000 $ 3,492,030
HSBC Holdings plc 98,326 889,116
ING Bank Slaski SA 58,716 4,468,302
Japan Post Bank Co. Ltd. 23,300 243,979
KBC Group NV 64,541 5,003,324
Mitsubishi UFJ Financial
Group, Inc. 267,300 3,108,966
National Bank of Canada 4,893 409,022
Royal Bank of Canada(a) 145,456 16,244,491
Santander Bank Polska
SA 12,349 1,624,357
Sberbank of Russia
PJSC‡ 1,227,390 —
Skandinaviska Enskilda
Banken AB, Class A 313,851 4,831,811
Sumitomo Mitsui Financial
Group, Inc. 56,000 4,062,475
Swedbank AB, Class A 213,428 4,540,343
92,172,720
Beverages -
0 .1%
Nongfu Spring Co. Ltd.,
Class H(a)(b) 77,000 300,134
Broadline Retail -
0 .5%
Alibaba Group Holding
Ltd., ADR 23,999 1,892,321
B&M European Value
Retail SA 49,163 295,593
Next plc 7,922 923,317
3,111,231
Building Products -
0 .5%
Geberit AG (Registered) 4,660 2,966,730
Capital Markets -
3 .2%
Brookfield Asset
Management Ltd.,
Class A(a) 76,657 3,343,842
China Galaxy Securities
Co. Ltd., Class H(a) 6,407,500 3,280,850
Japan Exchange Group,
Inc. 101,600 2,396,507
Julius Baer Group Ltd. 24,465 1,335,465
Macquarie Korea
Infrastructure Fund 434,079 3,881,251
Moscow Exchange
MICEX-RTS PJSC‡ 775,590 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Partners Group Holding
AG 3,392 $ 4,564,413
18,802,328
Chemicals -
2 .5%
BASF SE 50,561 2,358,090
Fertiglobe plc 5,463,384 3,688,863
Nissan Chemical Corp.(a) 10,400 336,897
Nitto Denko Corp. 17,300 1,510,847
Sahara International
Petrochemical Co. 162,634 1,237,560
Shin-Etsu Chemical Co.
Ltd. 116,500 5,224,923
14,357,180
Consumer Staples Distribution & Retail -
0 .8%
Coles Group Ltd. 406,818 4,808,304
Diversified Telecommunication Services -
3 .2%
BCE, Inc. 55,221 1,862,604
Elisa OYJ 7,223 336,245
Emirates Integrated
Telecommunications
Co. PJSC 2,585,834 4,259,269
Koninklijke KPN NV 677,098 2,664,053
Orange SA 10,019 111,126
Telenor ASA 243,252 2,892,017
Telia Co. AB(a) 521,687 1,515,275
Telstra Group Ltd. 1,490,967 3,835,990
TELUS Corp. 83,181 1,342,144
18,818,723
Electric Utilities -
1 .7%
Fortum OYJ(a) 282,396 4,336,190
Origin Energy Ltd. 698,068 4,781,745
Power Grid Corp. of India
Ltd. 236,495 983,504
10,101,439
Electrical Equipment -
0 .1%
Schneider Electric SE 466 112,374
Voltronic Power
Technology Corp. 4,839 273,086
385,460
Electronic Equipment, Instruments & Components -
0 .1%
Largan Precision Co. Ltd. 4,000 342,562
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Shimadzu Corp. 13,200 $ 391,104
733,666
Entertainment -
1 .1%
Capcom Co. Ltd. 20,800 442,653
Nintendo Co. Ltd. 109,100 6,082,220
6,524,873
Financial Services -
3 .1%
Banca Mediolanum SpA 378,625 4,469,937
FirstRand Ltd. 426,157 1,913,944
M&G plc 504,911 1,376,836
ORIX Corp. 178,700 4,351,700
Power Finance Corp. Ltd. 98,093 652,323
REC Ltd. 704,126 5,417,890
18,182,630
Food Products -
1 .9%
China Feihe Ltd.(b) 3,262,000 1,478,172
Nestle SA (Registered) 84,389 8,545,794
Want Want China
Holdings Ltd. 1,944,000 1,167,097
11,191,063
Gas Utilities -
0 .8%
Kunlun Energy Co. Ltd. 686,000 665,627
Snam SpA 888,662 4,247,481
4,913,108
Ground Transportation -
0 .1%
Canadian National
Railway Co. 2,187 253,030
Health Care Equipment & Supplies -
0 .3%
Hoya Corp. 13,000 1,636,448
Health Care Providers & Services -
0 .0% (c)
Sonic Healthcare Ltd. 11,650 210,422
Hotels, Restaurants & Leisure -
0 .4%
InterContinental Hotels
Group plc 23,999 2,416,720
Household Durables -
0 .7%
Nien Made Enterprise
Co. Ltd. 313,710 3,793,725
Household Products -
0 .2%
Unilever Indonesia Tbk.
PT 9,389,900 1,409,062

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
-
0 .0% (c)
Huadian Power
International Corp.
Ltd., Class H(a) 242,000 $ 124,532
Unipro PJSC*‡ 125,500,000 —
124,532
Industrial Conglomerates -
0 .8%
Astra International Tbk.
PT 4,450,300 1,291,846
Hitachi Ltd. 140,800 3,076,900
Siemens AG (Registered) 1,864 341,726
4,710,472
Insurance -
1 .7%
Admiral Group plc 33,836 1,196,906
BB Seguridade
Participacoes SA 605,800 3,769,137
Caixa Seguridade
Participacoes SA 256,300 653,814
Manulife Financial Corp. 146,790 3,908,166
Sampo OYJ, Class A 12,815 561,202
10,089,225
Interactive Media & Services -
1 .0%
Rightmove plc 253,737 1,877,908
Tencent Holdings Ltd. 90,600 4,200,630
6,078,538
IT Services -
2 .0%
HCL Technologies Ltd. 185,701 3,643,103
Infosys Ltd. 58,716 1,310,137
Nomura Research
Institute Ltd. 69,900 2,169,567
Obic Co. Ltd. 5,200 787,983
SCSK Corp. 198,800 3,902,405
11,813,195
Leisure Products -
0 .0% (c)
Shimano, Inc. 600 106,593
Machinery -
1 .3%
Kone OYJ, Class B 86,676 4,423,236
VAT Group AG(b) 6,058 3,030,204
 7,453,440
Investments Shares Value
Marine Transportation -
1 .5%
Cia Sud Americana de
Vapores SA 38,835,508 $ 2,660,552
COSCO SHIPPING
Holdings Co. Ltd.,
Class H 2,796,000 3,987,127
Evergreen Marine Corp.
Taiwan Ltd. 202,883 1,052,375
Orient Overseas
International Ltd.(a) 68,500 967,172
8,667,226
Metals & Mining -
5 .6%
BHP Group Ltd. 531,794 14,689,161
Cia Siderurgica Nacional
SA 466,000 977,712
Fortescue Ltd. 266,552 3,284,483
Glencore plc 85,083 469,706
GMK Norilskiy Nickel
PAO‡ 1,631,500 —
Grupo Mexico SAB de
CV, Series B 163,100 919,218
Kumba Iron Ore Ltd.(a) 123,956 2,707,152
Rio Tinto plc 81,783 5,279,621
Severstal PAO‡ 58,985 —
Vedanta Ltd. 850,217 4,577,105
32,904,158
Oil, Gas & Consumable Fuels -
7 .5%
Adaro Energy Indonesia
Tbk. PT 24,348,500 4,821,782
Aker BP ASA 53,124 1,286,986
Ampol Ltd.(a) 39,377 860,620
Canadian Natural
Resources Ltd. 97,930 3,474,993
China Shenhua Energy
Co. Ltd., Class H 1,026,000 4,275,000
Coal India Ltd. 271,678 1,694,403
Equinor ASA 106,015 2,811,683
Exxaro Resources Ltd. 435,011 4,659,965
Petroleo Brasileiro SA
(Preference) 582,500 3,854,995
Shell plc 62,677 2,286,355
TotalEnergies SE 13,514 913,676
Turkiye Petrol Rafinerileri
A/S 344,840 1,700,746
United Tractors Tbk. PT 3,192,100 5,064,956
Var Energi ASA 1,333,692 4,247,031
Woodside Energy Group
Ltd. 107,413 1,935,883
43,889,074
Passenger Airlines -
0 .8%
Singapore Airlines Ltd. 908,700 4,735,077

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products -
2 .0%
Hengan International
Group Co. Ltd. 116,500 $ 363,876
L'Oreal SA 25,344 10,987,723
Unilever plc 7,922 485,978
11,837,577
Pharmaceuticals -
7 .5%
Astellas Pharma, Inc. 69,900 811,845
AstraZeneca plc 15,844 2,516,990
China Medical System
Holdings Ltd. 892,000 739,908
Novartis AG (Registered) 102,198 11,445,247
Novo Nordisk A/S, Class
B 131,303 17,365,150
Roche Holding AG 466 164,007
Roche Holding AG - BR 32,834 10,660,559
Sanofi SA 1,165 120,177
43,823,883
Professional Services -
3 .1%
Adecco Group AG
(Registered) 33,319 1,134,038
Bureau Veritas SA 143,528 4,504,038
Randstad NV(a) 73,162 3,559,420
Recruit Holdings Co. Ltd. 43,800 2,520,407
RELX plc 64,075 3,022,921
SGS SA (Registered) 29,358 3,205,116
17,945,940
Real Estate Management & Development -
1 .3%
CK Asset Holdings Ltd. 932,000 3,567,179
Daito Trust Construction
Co. Ltd. 33,400 4,025,714
7,592,893
Retail REITs -
0 .6%
Link REIT, REIT(a) 885,400 3,740,169
Semiconductors & Semiconductor Equipment -
6 .4%
ASML Holding NV 6,058 5,575,335
BE Semiconductor
Industries NV 12,116 1,562,143
MediaTek, Inc. 169,004 6,272,737
Novatek Microelectronics
Corp. 243,986 3,882,101
Realtek Semiconductor
Corp. 81,271 1,265,919
Taiwan Semiconductor
Manufacturing Co. Ltd. 439,004 12,474,285
Tokyo Electron Ltd. 20,100 4,143,972
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
United Microelectronics
Corp. 932,000 $ 1,429,048
Vanguard International
Semiconductor Corp. 304,000 1,077,457
37,682,997
Software -
1 .3%
Nemetschek SE 40,076 3,831,407
Oracle Financial Services
Software Ltd. 6,990 922,067
SAP SE 8,155 1,720,959
Temenos AG (Registered) 16,310 1,128,406
7,602,839
Specialty Retail -
1 .4%
Fast Retailing Co. Ltd. 600 166,091
H & M Hennes & Mauritz
AB, Class B(a) 112,073 1,738,461
Industria de Diseno Textil
SA 120,461 5,847,539
Topsports International
Holdings Ltd.(b) 972,000 434,240
8,186,331
Technology Hardware, Storage & Peripherals -
0 .8%
Catcher Technology Co.
Ltd. 178,000 1,153,453
Lite-On Technology Corp. 735,421 2,217,226
Micro-Star International
Co. Ltd. 233,000 1,201,506
Wiwynn Corp. 2,000 123,517
4,695,702
Textiles, Apparel & Luxury Goods -
3 .0%
ANTA Sports Products
Ltd. 139,800 1,254,478
Bosideng International
Holdings Ltd.(a) 5,804,000 2,904,972
Burberry Group plc 194,788 1,939,015
Cie Financiere Richemont
SA (Registered) 2,187 332,926
Eclat Textile Co. Ltd. 6,000 96,380
Feng TAY Enterprise Co.
Ltd. 21,284 90,653
Hermes International SCA 3,088 6,759,904
LVMH Moet Hennessy
Louis Vuitton SE 3,029 2,140,325
Pandora A/S 4,893 767,026
Shenzhou International
Group Holdings Ltd. 121,500 1,031,941
 17,317,620

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Tobacco -
3 .2%
British American Tobacco
plc 238,825 $ 8,420,528
Imperial Brands plc 192,691 5,306,442
Japan Tobacco, Inc. 173,200 5,104,140
18,831,110
Trading Companies & Distributors -
3 .1%
Howden Joinery Group
plc 352,995 4,264,269
ITOCHU Corp.(a) 116,500 6,026,316
Marubeni Corp. 186,400 3,543,780
Mitsubishi Corp. 128,200 2,678,857
Mitsui & Co. Ltd. 55,800 1,309,145
17,822,367
Transportation Infrastructure -
0 .4%
Jiangsu Expressway Co.
Ltd., Class H 2,204,000 2,096,226
Wireless Telecommunication Services -
1 .5%
Intouch Holdings PCL,
NVDR 233,000 537,642
KDDI Corp. 20,500 615,845
Mobile
Telecommunications
Co. KSCP 816,898 1,216,457
Tele2 AB, Class B 469,262 4,825,024
Vodafone Group plc 1,707,657 1,588,899
8,783,867
Total Common Stocks
(Cost $507,294,358) 575,374,297
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .4% (d)
REPURCHASE AGREEMENTS - 0 .4%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $88,678,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $90,791 $ 88,665 88,665
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
MetLife, Inc.
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $1,000,148,
collateralized by
various U.S. Treasury
Securities, 0.00%,
5/15/2046; total market
value $1,030,884 $ 1,000,000 $ 1,000,000
TD Prime Services LLC
5.42%, dated
7/31/2024, due
8/1/2024, repurchase
price $1,000,151,
collateralized by
various Common
Stocks; total market
value $1,116,148 1,000,000 1,000,000
2,088,665
Total Securities Lending Reinvestments
(Cost $2,088,665) 2,088,665
Total Investments - 98.6%
(Cost $509,383,023) 577,462,962
Other assets less liabilities - 1.4% 8,060,875
NET ASSETS - 100.0% $585,523,837
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $34,379,427, collateralized in the form of cash
with a value of $2,088,665 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $25,708,219
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.50%,
and maturity dates ranging from August 15, 2024 –
November 15, 2053 and $8,250,074 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.00% – 5.75%, and maturity
dates ranging from September 7, 2024 – June 30, 2120;
a total value of $36,046,958.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $2,088,665.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Percentages shown are based on Net Assets.
Abbreviations
ADR American Depositary Receipt
CVA Dutch Certification
NVDR Non-Voting Depositary Receipt
OYJ Public Limited Company
PJSC Public Joint Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
SCA Limited partnership with share capital
Futures Contracts
FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 66 09/20/2024 USD $ 7,886,010 $ 167,371
MSCI Emerging Markets E-Mini Index 65 09/20/2024 USD 3,563,625 37,478
$ 204,849
Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
GBP 411,000 JPMorgan Chase Bank NA USD 519,293 09/18/2024 $ 8,846
JPY 104,189,000 Morgan Stanley USD 661,360 09/18/2024 36,087
USD 490,762 Goldman Sachs & Co. BRL
*
2,653,155 09/18/2024 23,733
USD 244,963 Citibank NA HKD 1,908,608 09/19/2024 295
USD 1,061,805 Goldman Sachs & Co. HKD 8,278,000 09/19/2024 633
USD 856,449 Morgan Stanley HKD 6,676,000 09/19/2024 641
Total unrealized appreciation $ 70,235
CAD 434,313 UBS AG USD 316,026 09/18/2024 $ (1,195)
USD 509,892 Goldman Sachs & Co. CHF 453,364 09/18/2024 (8,152)
USD 367,382 JPMorgan Chase Bank NA DKK 2,540,779 09/18/2024 (2,086)
USD 1,732,107 Citibank NA EUR 1,607,812 09/18/2024 (11,642)
USD 701,149 JPMorgan Chase Bank NA GBP 550,955 09/18/2024 (6,834)
USD 330,877 JPMorgan Chase Bank NA INR
*
27,750,000 09/18/2024 (55)
USD 1,772,111 JPMorgan Chase Bank NA JPY 274,789,715 09/18/2024 (67,347)
USD 535,016 Citibank NA KRW
*
734,577,039 09/19/2024 (114)
Total unrealized depreciation $ (97,425)
Net unrealized depreciation $ (27,190)
*
Non-deliverable forward.
Abbreviations:
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 5 .9%
Belgium 0 .9
Brazil 1 .6
Canada 5 .3
Chile 0 .4
China 7 .9
Colombia 0 .4
Denmark 3 .1
Finland 1 .6
France 4 .4
Germany 2 .4
Hong Kong 1 .5
India 4 .0
Indonesia 2 .1
Israel 0 .1
Italy 2 .6
Japan 13 .0
Kuwait 0 .2
Mexico 1 .3
Netherlands 3 .1
Norway 1 .9
Poland 1 .8
Saudi Arabia 0 .2
Singapore 0 .8
South Africa 1 .6
South Korea 0 .8
Spain 1 .0
Sweden 3 .0
Switzerland 8 .3
Taiwan 6 .3
Thailand 0 .1
Turkey 0 .3
United Arab Emirates 1 .7
United Kingdom 8 .6
Other
1
1 .8
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .2%
Securities Lending Reinvestments 0 .4
Others
(1)
1 .4
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Defensive Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.4%
Aerospace & Defense -
0.3%
BAE Systems plc 720 $ 11,995
Thales SA 340 54,065
66,060
Air Freight & Logistics -
0.5%
Deutsche Post AG 870 38,834
Sinotrans Ltd., Class H 150,000 69,700
108,534
Automobile Components -
0.2%
Bridgestone Corp. 1,301 53,481
Automobiles -
0.7%
Bayerische Motoren
Werke AG 150 13,930
Bayerische Motoren
Werke AG (Preference) 40 3,435
Subaru Corp. 7,400 146,883
164,248
Banks -
10.7%
Abu Dhabi Commercial
Bank PJSC 43,810 106,036
Arab National Bank 7,573 43,275
Banco de Chile 405,900 48,204
Bank Hapoalim BM 19,410 179,276
Bank Leumi Le-Israel BM 7,140 61,961
Barclays plc 73,410 220,453
CaixaBank SA 4,030 23,488
Canara Bank 121,550 166,526
Commonwealth Bank of
Australia 3,480 312,438
Credit Agricole SA 3,580 54,351
HSBC Holdings plc 3,550 32,101
Indian Bank 2,090 15,197
IndusInd Bank Ltd. 2,740 46,724
KBC Group NV 1,600 124,035
Mizrahi Tefahot Bank Ltd. 1,300 47,213
Royal Bank of Canada 3,720 415,449
Saudi Investment Bank
(The) 7,750 26,399
Sberbank of Russia
PJSC‡ 79,800 —
Sumitomo Mitsui Financial
Group, Inc. 1,796 130,289
Swedbank AB, Class A 8,090 172,102
Toronto-Dominion Bank
(The) 200 11,804
Investments Shares Value
Banks
(continued)
Union Bank of India Ltd. 88,660 $ 142,739
2,380,060
Broadline Retail -
1.9%
Alibaba Group Holding
Ltd., ADR 890 70,176
B&M European Value
Retail SA 7,330 44,072
Dollarama, Inc. 720 67,458
momo.com, Inc. 3,000 38,150
Pan Pacific International
Holdings Corp. 6,583 172,429
Woolworths Holdings Ltd. 11,060 36,601
428,886
Capital Markets -
1.9%
Deutsche Boerse AG 590 120,920
Macquarie Korea
Infrastructure Fund 15,739 140,728
Moscow Exchange
MICEX-RTS PJSC‡ 227,100 —
NH Investment &
Securities Co. Ltd. 4,910 49,573
Singapore Exchange Ltd. 14,000 103,095
414,316
Chemicals -
2.4%
Evonik Industries AG 1,540 31,270
Fertiglobe plc 146,230 98,734
Gujarat Fluorochemicals
Ltd. 1,150 46,497
Nissan Chemical Corp.(a) 5,596 181,277
Nutrien Ltd. 330 16,915
Sasol Ltd. 3,330 26,973
Saudi Industrial
Investment Group 7,590 41,269
Wacker Chemie AG 50 5,021
Yara International ASA 3,180 90,446
538,402
Commercial Services & Supplies -
0.6%
Brambles Ltd. 2,780 28,247
Secom Co. Ltd. 1,656 105,902
134,149
Construction & Engineering -
0.3%
WSP Global, Inc. 360 59,765

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail -
0.4%
Loblaw Cos. Ltd. 550 $ 67,782
Metro, Inc., Class A 350 20,831
88,613
Containers & Packaging -
0.0%(b)
Smurfit WestRock plc* 220 9,752
Diversified Telecommunication Services -
1.8%
Elisa OYJ 1,030 47,949
Hellenic
Telecommunications
Organization SA 4,250 69,766
Koninklijke KPN NV 42,250 166,233
Nippon Telegraph &
Telephone Corp. 59,400 63,324
Telenor ASA 4,440 52,787
400,059
Electric Utilities -
1.4%
EDP SA 9,370 38,529
Enel SpA 16,920 120,730
Fortum OYJ(a) 3,730 57,274
Hydro One Ltd.(c) 1,710 53,561
Iberdrola SA(a) 3,376 44,496
314,590
Electrical Equipment -
0.0%(b)
Schneider Electric SE 20 4,823
Electronic Equipment, Instruments & Components -
0.7%
Largan Precision Co. Ltd. 332 28,433
Omron Corp. 1,453 53,799
Shimadzu Corp. 1,754 51,969
Synnex Technology
International Corp. 11,852 25,637
159,838
Entertainment -
0.4%
Capcom Co. Ltd. 1,100 23,409
Nexon Co. Ltd. 2,789 60,707
84,116
Financial Services -
2.8%
M&G plc 17,100 46,630
Meritz Financial Group,
Inc. 2,820 172,876
Power Finance Corp. Ltd. 30,530 203,026
Investments Shares Value
Financial Services
(continued)
REC Ltd. 26,660 $ 205,135
627,667
Food Products -
4.1%
Nestle SA (Registered) 5,770 584,309
Nissin Foods Holdings
Co. Ltd. 5,490 163,211
WH Group Ltd.(c) 65,000 42,268
Yakult Honsha Co. Ltd. 6,618 135,738
925,526
Gas Utilities -
0.4%
China Gas Holdings Ltd. 46,000 41,866
Snam SpA 9,720 46,458
88,324
Ground Transportation -
0.4%
Canadian National
Railway Co. 820 94,872
Health Care Equipment & Supplies -
1.0%
Cochlear Ltd. 760 171,221
Siemens Healthineers
AG(c) 990 53,168
224,389
Hotels, Restaurants & Leisure -
1.7%
InterContinental Hotels
Group plc 1,790 180,254
OPAP SA 9,120 158,986
Sodexo SA 450 42,632
381,872
Household Durables -
0.2%
Sekisui Chemical Co. Ltd. 3,000 45,331
Independent Power and Renewable Electricity Producers
-
1.6%
China Resources Power
Holdings Co. Ltd. 17,145 47,186
Datang International
Power Generation Co.
Ltd., Class H(a) 800,000 160,778
Huadian Power
International Corp.
Ltd., Class H(a) 280,000 144,086
 352,050

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
Industrial Conglomerates -
0.7%
Jardine Matheson
Holdings Ltd. 1,237 $ 43,542
Quinenco SA 12,910 44,844
Siemens AG (Registered) 430 78,832
167,218
Insurance -
4.9%
Admiral Group plc 4,680 165,549
Allianz SE (Registered) 640 180,616
BB Seguridade
Participacoes SA 23,000 143,100
Caixa Seguridade
Participacoes SA 54,000 137,752
Medibank Pvt Ltd.(a) 17,880 46,469
Muenchener
Rueckversicherungs -
Gesellschaft AG
in Muenchen
(Registered) 280 138,041
Sampo OYJ, Class A 1,390 60,872
Samsung Fire & Marine
Insurance Co. Ltd. 180 48,702
Zurich Insurance Group
AG 310 170,170
1,091,271
Interactive Media & Services -
2.4%
Tencent Holdings Ltd. 11,397 528,417
IT Services -
2.7%
Arabian Internet &
Communications
Services Co. 580 45,418
Capgemini SE 30 5,960
Elm Co. 210 51,158
HCL Technologies Ltd. 8,450 165,773
Obic Co. Ltd. 754 114,258
SCSK Corp. 700 13,741
Tech Mahindra Ltd. 10,950 203,283
599,591
Leisure Products -
0.3%
Shimano, Inc. 340 60,403
Machinery -
2.3%
Doosan Bobcat, Inc. 3,840 114,914
Kone OYJ, Class B 3,330 169,936
SMC Corp. 122 60,125
Techtronic Industries Co.
Ltd.(a) 12,946 165,885
 510,860
Investments Shares Value
Marine Transportation -
1.7%
Cia Sud Americana de
Vapores SA 2,075,301 $ 142,175
COSCO SHIPPING
Holdings Co. Ltd.,
Class H 105,000 149,731
Evergreen Marine Corp.
Taiwan Ltd. 7,593 39,386
HMM Co. Ltd. 4,130 54,597
385,889
Metals & Mining -
5.7%
BHP Group Ltd. 20,770 573,707
Jindal Stainless Ltd. 8,120 71,814
Kumba Iron Ore Ltd.(a) 2,610 57,001
Magnitogorsk Iron & Steel
Works PJSC‡ 172,884 —
Novolipetsk Steel PJSC‡ 47,108 —
Pilbara Minerals Ltd.(a) 52,540 100,524
Rio Tinto plc 4,600 296,960
Severstal PAO‡ 6,900 —
Vedanta Ltd. 32,200 173,347
1,273,353
Multi-Utilities -
0.1%
Engie SA 1,500 23,601
Oil, Gas & Consumable Fuels -
7.5%
Adaro Energy Indonesia
Tbk . PT 922,000 182,586
Aker BP ASA 1,930 46,756
ARC Resources Ltd. 2,040 35,279
BP plc 23,190 136,675
Cenovus Energy, Inc. 1,180 23,763
Equinor ASA 5,240 138,973
Exxaro Resources Ltd. 1,880 20,139
Idemitsu Kosan Co. Ltd. 5,155 34,399
LUKOIL PJSC‡ 240 —
Pembina Pipeline Corp. 1,530 59,264
Petroleo Brasileiro SA
(Preference) 16,710 110,587
Shell plc 2,710 98,856
Suncor Energy, Inc. 5,000 199,573
Surgutneftegas PJSC
(Preference)‡ 276,000 —
TotalEnergies SE 2,700 182,546
United Tractors Tbk. PT 118,100 187,391
Var Energi ASA 49,450 157,469
Woodside Energy Group
Ltd. 2,890 52,086
 1,666,342

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
Passenger Airlines -
0.8%
Ryanair Holdings plc,
ADR(a) 1,850 $ 187,405
Personal Care Products -
1.6%
L'Oreal SA 750 325,158
Unilever plc 420 25,765
350,923
Pharmaceuticals -
8.8%
Astellas Pharma, Inc. 10,864 126,179
AstraZeneca plc 620 98,494
China Medical System
Holdings Ltd. 85,248 70,713
GSK plc 8,610 167,214
Novartis AG (Registered) 2,590 290,056
Novo Nordisk A/S, Class
B 1,920 253,925
Roche Holding AG 20 7,039
Roche Holding AG - BR 2,290 743,518
Sanofi SA 380 39,199
Shionogi & Co. Ltd. 3,733 163,675
1,960,012
Professional Services -
2.0%
Bureau Veritas SA 5,770 181,068
Computershare Ltd. 6,740 121,694
Randstad NV(a) 410 19,947
RELX plc 160 7,548
SGS SA (Registered) 898 98,038
Teleperformance SE 190 24,507
452,802
Real Estate Management & Development -
1.4%
CK Asset Holdings Ltd. 19,228 73,594
Daito Trust Construction
Co. Ltd. 1,382 166,573
Emaar Properties PJSC 26,880 63,157
303,324
Retail REITs -
0.2%
Unibail-Rodamco-
Westfield, REIT 700 52,493
Semiconductors & Semiconductor Equipment -
5.4%
ASML Holding NV 425 391,139
eMemory Technology, Inc. 363 25,455
Novatek Microelectronics
Corp. 5,594 89,007
Renesas Electronics
Corp. 10,280 176,139
Silergy Corp. 3,305 44,995
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Taiwan Semiconductor
Manufacturing Co. Ltd. 16,505 $ 468,989
1,195,724
Software -
1.3%
Open Text Corp. 1,180 37,174
SAP SE 310 65,420
Temenos AG (Registered) 2,690 186,107
288,701
Specialty Retail -
2.4%
Abu Dhabi National Oil
Co. for Distribution
PJSC 35,820 34,816
Industria de Diseno Textil
SA 4,590 222,812
Jarir Marketing Co. 33,610 116,276
Topsports International
Holdings Ltd.(c) 220,000 98,285
ZOZO, Inc.(a) 2,228 64,948
537,137
Technology Hardware, Storage & Peripherals -
0.8%
Catcher Technology Co.
Ltd. 6,952 45,049
Lite-On Technology Corp. 44,321 133,624
178,673
Textiles, Apparel & Luxury Goods -
1.4%
Bosideng International
Holdings Ltd.(a) 281,540 140,914
Burberry Group plc 7,950 79,138
LVMH Moet Hennessy
Louis Vuitton SE 123 86,913
306,965
Tobacco -
1.8%
Imperial Brands plc 7,050 194,147
Japan Tobacco, Inc. 6,848 201,808
395,955
Trading Companies & Distributors -
1.8%
ITOCHU Corp.(a) 3,303 170,858
Mitsubishi Corp. 8,005 167,272
Sumitomo Corp. 2,484 62,372
 400,502

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
Transportation Infrastructure -
1.0%
China Merchants Port
Holdings Co. Ltd. 30,000 $ 44,163
International Container
Terminal Services, Inc. 29,100 177,465
221,628
Wireless Telecommunication Services -
3.0%
Etihad Etisalat Co. 12,380 171,582
Intouch Holdings PCL,
NVDR 43,000 99,221
KDDI Corp. 4,028 121,006
SK Telecom Co. Ltd. 1,120 44,011
SoftBank Corp. 5,100 66,606
Tele2 AB, Class B 15,520 159,579
662,005
Total Common Stocks
(Cost $20,615,441) 21,950,917
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2.3%(d)
REPURCHASE AGREEMENTS - 2.3%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $520,872,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $533,285
(Cost $520,795) $520,795 520,795
Total Investments - 100.7%
(Cost $21,136,236) 22,471,712
Liabilities in excess of other assets - (0.7%) (156,223)
NET ASSETS - 100.0% $22,315,489
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July
31, 2024 was $1,228,411, collateralized in the form of
cash with a value of $520,795 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $446,482 of
collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.50%,
and maturity dates ranging from August 15, 2024 –
November 15, 2053 and $328,821 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.00% – 5.75%, and maturity
dates ranging from September 7, 2024 – June 30, 2120;
a total value of $1,296,098.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $520,795.
Percentages shown are based on Net Assets.
Abbreviations
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
OYJ Public Limited Company
PJSC Public Joint Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
Futures Contracts
FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 2 09/20/2024 USD $ 238,970 $ 5,620
MSCI Emerging Markets E-Mini Index 4 09/20/2024 USD 219,300 1,754
$ 7,374

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)

Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
EUR 30,000 JPMorgan Chase Bank NA USD 32,176 09/18/2024 $ 360
JPY 6,180,000 Morgan Stanley USD 39,229 09/18/2024 2,140
USD 17,459 JPMorgan Chase Bank NA DKK 120,000 09/18/2024 10
Total unrealized appreciation $ 2,510
USD 56,492 Citibank NA CHF 50,000 09/18/2024 $ (641)
USD 173,436 Citibank NA EUR 160,000 09/18/2024 (92)
USD 12,780 Morgan Stanley GBP 10,000 09/18/2024 (70)
USD 56,565 Citibank NA JPY 8,740,000 09/18/2024 (1,941)
Total unrealized depreciation $ (2,744)
Net unrealized depreciation $ (234)
Abbreviations:
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares® International Quality Dividend Defensive Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 6.3%
Belgium 0.6
Brazil 1.8
Canada 5.2
Chile 1 .1
China 7.0
Denmark 1.1
Finland 1.5
France 4.8
Germany 3.3
Greece 1.0
Hong Kong 1.3
India 6.5
Indonesia 1.7
Ireland 0.8
Israel 1.3
Italy 0.7
Japan 14.1
Netherlands 2.6
Norway 2.2
Philippines 0.8
Portugal 0.2
Saudi Arabia 2.2
Singapore 0.7
South Africa 0.6
South Korea 2.8
Spain 1.3
Sweden 1.5
Switzerland 9.3
Taiwan 4.2

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Defensive Index Fund (cont.)

Thailand 0.4%
United Arab Emirates 1.4
United Kingdom 8.1
Other
1
1.6
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98.4%
Securities Lending Reinvestments 2.3
Others
(1)
(0.7)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
International Quality Dividend Dynamic Index Fund
July 31, 2024 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .6%
Air Freight & Logistics -
2 .0%
Deutsche Post AG 10,327 $ 460,963
DSV A/S 2,668 489,037
Sinotrans Ltd., Class H 920,000 427,496
1,377,496
Automobile Components -
0 .2%
Magna International, Inc.
(a) 3,611 160,155
Automobiles -
2 .1%
Dr Ing hc F Porsche AG
(Preference)(b) 1,817 137,160
Isuzu Motors Ltd. 23,000 316,047
Kia Corp. 1,127 91,764
Mercedes-Benz Group AG 5,152 340,966
Stellantis NV 14,398 239,996
Yadea Group Holdings
Ltd.(a)(b) 224,000 301,649
1,427,582
Banks -
15 .2%
ABN AMRO Bank NV,
CVA(b) 31,119 542,654
ANZ Group Holdings Ltd. 34,845 660,998
Banco del Bajio SA(b) 13,800 41,125
Bancolombia SA 15,134 136,165
Bancolombia SA
(Preference) 15,939 133,120
Bank Polska Kasa Opieki
SA 12,903 521,524
Barclays plc 228,321 685,658
BOC Hong Kong Holdings
Ltd. 23,000 66,980
CaixaBank SA 37,168 216,622
Canara Bank 379,408 519,796
China Construction Bank
Corp., Class H 1,242,000 869,654
China Merchants Bank
Co. Ltd., Class H 88,500 368,184
FinecoBank Banca Fineco
SpA 31,671 538,058
Grupo Financiero Banorte
SAB de CV, Class O 55,200 413,648
ING Bank Slaski SA 6,992 532,093
KBC Group NV 7,613 590,172
Mitsubishi UFJ Financial
Group, Inc. 4,600 53,503
National Bank of Canada 2,530 211,491
Investments Shares Value
Banks
(continued)
Powszechna Kasa
Oszczednosci Bank
Polski SA 37,582 $ 558,363
Royal Bank of Canada 9,660 1,078,827
Santander Bank Polska
SA 3,979 523,388
Sberbank of Russia PJSC
(Preference)‡ 31,920 —
Skandinaviska Enskilda
Banken AB, Class A 36,432 560,879
Swedbank AB, Class A 25,047 532,835
10,355,737
Broadline Retail -
0 .3%
Alibaba Group Holding
Ltd., ADR 874 68,915
B&M European Value
Retail SA 18,745 112,704
181,619
Building Products -
0 .8%
Geberit AG (Registered) 897 571,064
Capital Markets -
4 .2%
3i Group plc 16,491 662,569
Brookfield Asset
Management Ltd.,
Class A 12,489 544,781
Hong Kong Exchanges &
Clearing Ltd. 11,000 326,395
Julius Baer Group Ltd. 2,806 153,171
Partners Group Holding
AG 405 544,984
UBS Group AG
(Registered) 20,286 614,399
2,846,299
Chemicals -
2 .7%
BASF SE 5,934 276,753
Fertiglobe plc 620,632 419,049
Nissan Chemical Corp.(a) 3,100 100,421
Shin-Etsu Chemical Co.
Ltd. 20,700 928,377
Sika AG (Registered) 345 104,568
1,829,168
Consumer Staples Distribution & Retail -
0 .8%
Coles Group Ltd. 40,135 474,368

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Jeronimo Martins SGPS
SA 3,335 $ 58,282
532,650
Diversified REITs -
0 .2%
Land Securities Group
plc, REIT 17,963 146,626
Diversified Telecommunication Services -
0 .1%
BCE, Inc. 2,254 76,027
Electric Utilities -
1 .9%
Enel SpA 106,467 759,681
Fortum OYJ(a) 33,419 513,149
1,272,830
Electrical Equipment -
0 .6%
Voltronic Power
Technology Corp. 6,800 383,754
Electronic Equipment, Instruments & Components -
0 .4%
Nan Ya Printed Circuit
Board Corp. 23,000 116,155
Unimicron Technology
Corp. 27,000 147,444
263,599
Entertainment -
0 .6%
NetEase, Inc., ADR 667 61,437
Universal Music Group
NV 13,524 321,809
383,246
Financial Services -
3 .0%
Banca Mediolanum SpA 45,034 531,658
FirstRand Ltd. 144,647 649,634
M&G plc 58,351 159,117
Power Finance Corp. Ltd. 79,212 526,763
REC Ltd. 21,988 169,187
2,036,359
Food Products -
0 .3%
Nestle SA (Registered) 2,116 214,280
Gas Utilities -
1 .2%
China Gas Holdings Ltd. 142,600 129,786
Kunlun Energy Co. Ltd. 154,000 149,426
Snam SpA 105,938 506,345
 785,557
Investments Shares Value
Ground Transportation -
0 .1%
TFI International, Inc. 391 $ 60,827
Health Care Equipment & Supplies -
2 .6%
Hoya Corp. 4,800 604,227
Sonova Holding AG
(Registered) 1,587 485,520
Straumann Holding AG
(Registered) 4,140 533,579
Sysmex Corp. 7,800 128,177
1,751,503
Health Care Technology -
0 .2%
M3, Inc. 11,500 107,426
Hotels, Restaurants & Leisure -
0 .2%
Evolution AB(b) 667 64,568
Haidilao International
Holding Ltd.(b) 46,000 74,782
139,350
Household Durables -
0 .8%
Nien Made Enterprise
Co. Ltd. 43,000 520,003
Household Products -
0 .2%
Reckitt Benckiser Group
plc 2,691 144,411
Industrial Conglomerates -
2 .5%
Astra International Tbk.
PT 517,500 150,222
GS Holdings Corp. 4,439 157,666
Hitachi Ltd. 57,500 1,256,547
Quinenco SA 40,204 139,651
1,704,086
Insurance -
1 .7%
BB Seguridade
Participacoes SA 25,300 157,410
Caixa Seguridade
Participacoes SA 4,600 11,734
Legal & General Group
plc 57,247 170,371
Manulife Financial Corp. 23,989 638,688
Ping An Insurance Group
Co. of China Ltd.,
Class H(a) 45,000 196,717
1,174,920
Interactive Media & Services -
2 .3%
REA Group Ltd.(a) 4,117 550,101
Rightmove plc 70,564 522,244

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Interactive Media & Services
(continued)
Tencent Holdings Ltd. 11,200 $ 519,283
1,591,628
IT Services -
0 .2%
Infosys Ltd. 6,072 135,485
Leisure Products -
0 .2%
Shimano, Inc. 800 142,124
Life Sciences Tools & Services -
0 .4%
WuXi AppTec Co. Ltd.,
Class H(b) 57,500 235,903
Machinery -
1 .3%
Kone OYJ, Class B 6,923 353,293
VAT Group AG(b) 1,035 517,706
870,999
Marine Transportation -
1 .6%
Cia Sud Americana de
Vapores SA 5,689,027 389,745
COSCO SHIPPING
Holdings Co. Ltd.,
Class H 322,000 459,176
Evergreen Marine Corp.
Taiwan Ltd. 23,000 119,303
Orient Overseas
International Ltd. 9,000 127,074
1,095,298
Media -
0 .3%
Publicis Groupe SA 1,863 194,781
Metals & Mining -
5 .6%
BHP Group Ltd. 57,615 1,591,436
Cia Siderurgica Nacional
SA 52,900 110,989
Fortescue Ltd. 32,936 405,841
GMK Norilskiy Nickel
PAO‡ 212,800 —
Kumba Iron Ore Ltd.(a) 14,720 321,479
Rio Tinto plc 7,751 500,377
Severstal PAO‡ 7,952 —
Vale SA 48,300 526,599
Vedanta Ltd. 66,125 355,981
3,812,702
Oil, Gas & Consumable Fuels -
7 .4%
Adaro Energy Indonesia
Tbk. PT 2,870,400 568,431
Aker BP ASA 6,394 154,902
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Canadian Natural
Resources Ltd.(a) 26,266 $ 932,035
China Shenhua Energy
Co. Ltd., Class H 31,000 129,167
Coal India Ltd. 87,308 544,523
Equinor ASA 11,661 309,268
Exxaro Resources Ltd. 50,508 541,056
Petroleo Brasileiro SA
(Preference) 69,000 456,643
Shell plc 2,668 97,324
United Tractors Tbk. PT 372,600 591,210
Var Energi ASA 156,239 497,530
Woodside Energy Group
Ltd. 12,582 226,762
5,048,851
Passenger Airlines -
0 .7%
Ryanair Holdings plc,
ADR(a) 1,288 130,475
Singapore Airlines Ltd. 62,100 323,592
454,067
Personal Care Products -
1 .8%
L'Oreal SA 2,852 1,236,466
Pharmaceuticals -
4 .2%
Astellas Pharma, Inc. 12,700 147,503
AstraZeneca plc 736 116,922
China Medical System
Holdings Ltd. 552,000 457,880
CSPC Pharmaceutical
Group Ltd. 184,000 137,081
Hansoh Pharmaceutical
Group Co. Ltd.(a)(b) 228,000 498,495
Novartis AG (Registered) 1,127 126,214
Novo Nordisk A/S, Class
B 5,911 781,744
Roche Holding AG 1,771 575,009
2,840,848
Professional Services -
3 .4%
Adecco Group AG
(Registered) 3,864 131,514
Bureau Veritas SA 17,986 564,417
Randstad NV 7,590 369,263
Recruit Holdings Co. Ltd. 18,600 1,070,310
Teleperformance SE 1,357 175,034
2,310,538
Real Estate Management & Development -
0 .7%
CK Asset Holdings Ltd. 111,000 424,846

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Daiwa House Industry
Co. Ltd. 2,600 $ 74,185
499,031
Retail REITs -
1 .2%
Link REIT, REIT 117,300 495,507
Unibail-Rodamco-
Westfield, REIT 4,600 344,952
840,459
Semiconductors & Semiconductor Equipment -
8 .5%
ASML Holding NV 1,564 1,439,390
BE Semiconductor
Industries NV 3,036 391,438
eMemory Technology, Inc. 2,400 168,299
MediaTek, Inc. 20,000 742,318
Novatek Microelectronics
Corp. 30,000 477,335
Taiwan Semiconductor
Manufacturing Co. Ltd. 46,000 1,307,089
Tokyo Electron Ltd. 6,100 1,257,623
United Microelectronics
Corp. 12,000 18,400
5,801,892
Software -
1 .2%
Nemetschek SE 4,692 448,572
SAP SE 69 14,561
Temenos AG (Registered) 5,451 377,127
840,260
Specialty Retail -
2 .2%
Fast Retailing Co. Ltd. 2,300 636,681
Industria de Diseno Textil
SA 14,053 682,175
ZOZO, Inc.(a) 6,400 186,564
1,505,420
Technology Hardware, Storage & Peripherals -
0 .0% (c)
Lite-On Technology Corp. 4,000 12,060
Textiles, Apparel & Luxury Goods -
4 .3%
Burberry Group plc 37,950 377,773
Cie Financiere Richemont
SA (Registered) 6,417 976,857
Hermes International SCA 253 553,839
LVMH Moet Hennessy
Louis Vuitton SE 184 130,016
Pandora A/S 3,197 501,161
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Shenzhou International
Group Holdings Ltd. 43,700 $ 371,159
2,910,805
Tobacco -
2 .4%
British American Tobacco
plc 11,408 402,225
Imperial Brands plc 22,678 624,521
Japan Tobacco, Inc. 20,700 610,021
1,636,767
Trading Companies & Distributors -
2 .7%
Howden Joinery Group
plc 44,896 542,355
ITOCHU Corp.(a) 11,300 584,527
Marubeni Corp. 30,400 577,956
Mitsui & Co. Ltd. 5,200 121,999
1,826,837
Wireless Telecommunication Services -
1 .1%
Tele2 AB, Class B 56,120 577,034
Vodafone Group plc 201,296 187,297
764,331
Total Common Stocks
(Cost $60,862,676) 67,054,126
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .1% (d)
REPURCHASE AGREEMENTS - 1 .1%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $742,701,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $760,400
(Cost $742,591) $742,591 742,591
Total Investments - 99.7%
(Cost $61,605,267) 67,796,717
Other assets less liabilities - 0.3% 214,304
NET ASSETS - 100.0% $68,011,021
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

(a) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July
31, 2024 was $4,245,620, collateralized in the form of
cash with a value of $742,591 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $2,570,492
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.00%,
and maturity dates ranging from August 15, 2024 –
November 15, 2053 and $1,276,434 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.00% – 5.75%, and maturity
dates ranging from September 7, 2024 – June 30, 2120;
a total value of $4,589,517.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $742,591.
Percentages shown are based on Net Assets.
Abbreviations
ADR American Depositary Receipt
CVA Dutch Certification
OYJ Public Limited Company
PJSC Public Joint Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
SCA Limited partnership with share capital
Futures Contracts
FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 7 09/20/2024 USD $ 836,395 $ 16,892
MSCI Emerging Markets E-Mini Index 6 09/20/2024 USD 328,950 3,556
$ 20,448
Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of July 31, 2024:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 8,800,000 Morgan Stanley USD 55,860 09/18/2024 $ 3,048
USD 53,833 JPMorgan Chase Bank NA DKK 370,000 09/18/2024 30
Total unrealized appreciation $ 3,078
CAD 85,542 Citibank NA USD 62,440 09/18/2024 $ (431)
USD 30,506 Citibank NA CHF 27,000 09/18/2024 (346)
USD 224,691 Citibank NA EUR 207,284 09/18/2024 (119)
USD 63,900 Morgan Stanley GBP 50,000 09/18/2024 (351)
USD 146,422 Citibank NA JPY 22,624,060 09/18/2024 (5,025)
Total unrealized depreciation $ (6,272)
Net unrealized depreciation $ (3,194)
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 5 .7%
Belgium 0 .9
Brazil 1 .9
Canada 5 .4
Chile 0 .8
China 8 .2
Colombia 0 .4
Denmark 2 .6
Finland 1 .3
France 4 .7
Germany 2 .5
Hong Kong 1 .9
India 3 .3
Indonesia 1 .9
Ireland 0 .2
Italy 3 .8
Japan 13 .1
Mexico 0 .7
Netherlands 4 .5
Norway 1 .4
Poland 3 .1
Portugal 0 .1
Singapore 0 .5
South Africa 2 .2
South Korea 0 .4
Spain 1 .3
Sweden 2 .6
Switzerland 8 .7
Taiwan 5 .9
United Arab Emirates 0 .6
United Kingdom 8 .0
Other
1
1 .4
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .6%
Securities Lending Reinvestments 1 .1
Others
(1)
0 .3
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
July 31,2024 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
2.00%, 1/15/2026
$ 39,857,239
$ 39,401,811
2.38%, 1/15/2027
32,413,750
32,566,584
1.75%, 1/15/2028
96,785,770
96,134,092
3.63%, 4/15/2028
135,328,623
143,324,460
2.50%, 1/15/2029
26,206,599
26,983,449
3.88%, 4/15/2029
47,125,563
51,465,060
3.38%, 4/15/2032
11,071,136
12,304,120
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2025
51,917,764
50,280,334
0.63%, 1/15/2026
69,949,919
67,844,916
0.13%, 4/15/2026
59,729,801
57,222,882
0.13%, 7/15/2026
60,435,281
58,053,629
0.13%, 10/15/2026
55,087,196
52,691,509
0.38%, 1/15/2027
62,569,381
59,855,002
0.13%, 4/15/2027
54,797,698
51,898,078
0.38%, 7/15/2027
60,857,334
58,249,415
1.63%, 10/15/2027
173,321,099
171,956,196
0.50%, 1/15/2028
202,550,201
192,882,561
1.25%, 4/15/2028
64,902,634
63,303,887
0.75%, 7/15/2028
57,628,560
55,435,154
2.38%, 10/15/2028
53,871,414
55,148,005
0.88%, 1/15/2029
56,519,635
54,256,352
2.13%, 4/15/2029
57,483,259
58,216,630
0.25%, 7/15/2029
61,221,561
57,004,314
0.13%, 1/15/2030
62,748,156
57,414,557
0.13%, 7/15/2030
65,788,927
59,917,331
0.13%, 1/15/2031
65,456,908
58,898,931
Total U.S. Treasury Obligations
(Cost $1,753,813,266) 1,742,709,259
Total Investments - 99.8%
(Cost $1,753,813,266) 1,742,709,259
Other assets less liabilities - 0.2% 4,177,392
NET ASSETS - 100.0% $1,746,886,651
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
July 31, 2024 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
1.75%, 1/15/2028
$ 14,733,744
$ 14,634,539
3.63%, 4/15/2028
20,332,693
21,534,041
2.50%, 1/15/2029
13,052,832
13,439,761
3.88%, 4/15/2029
23,475,855
25,637,599
3.38%, 4/15/2032
5,509,912
6,123,547
2.13%, 2/15/2040
13,667,670
13,880,573
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2027
26,429,413
26,221,282
0.50%, 1/15/2028
30,888,014
29,413,742
1.25%, 4/15/2028
26,101,361
25,458,406
0.75%, 7/15/2028
28,708,555
27,615,875
2.38%, 10/15/2028
26,838,296
27,474,283
0.88%, 1/15/2029
28,155,336
27,027,878
2.13%, 4/15/2029
44,576,636
45,145,345
Investments
Principal
Amount Value
0.25%, 7/15/2029
$ 48,656,051
$ 45,304,379
0.13%, 1/15/2030
49,895,301
45,654,195
0.13%, 7/15/2030
52,315,592
47,646,478
0.13%, 1/15/2031
52,052,805
46,837,754
0.13%, 7/15/2031
34,233,257
30,626,065
0.13%, 1/15/2032
36,107,258
31,907,500
0.63%, 7/15/2032
32,874,932
30,064,971
1.13%, 1/15/2033
32,927,663
31,095,420
1.38%, 7/15/2033
30,621,031
29,492,502
1.75%, 1/15/2034
32,728,757
32,388,577
1.88%, 7/15/2034
12,801,639
12,843,560
Total U.S. Treasury Obligations
(Cost $701,719,232) 687,468,272
Total Investments - 99.8%
(Cost $701,719,232) 687,468,272
Other assets less liabilities - 0.2% 1,503,058
NET ASSETS - 100.0% $688,971,330
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Disciplined Duration MBS Index Fund
July 31, 2024 (Unaudited)
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 99 .3%
FHLMC
2.50%, 1/1/2028 $ 86,951 $ 84,091
2.50%, 4/1/2028 1,391,202 1,346,410
2.50%, 7/1/2028 144,167 138,940
2.50%, 1/1/2029 19,321 18,635
2.50%, 1/1/2030 220,079 212,787
3.00%, 1/1/2032 917,665 881,091
2.50%, 2/1/2032 1,129,188 1,067,989
5.00%, 5/1/2034 35,131 35,552
5.00%, 7/1/2035 84,715 85,715
5.00%, 8/1/2035 71,653 72,494
5.00%, 10/1/2035 13,157 13,338
5.00%, 12/1/2035 69,110 69,957
6.00%, 1/1/2037 47,912 49,583
6.00%, 4/1/2037 25,684 26,577
6.00%, 5/1/2037 42,296 43,767
5.00%, 2/1/2038 36,250 36,686
5.00%, 7/1/2038 37,555 38,088
5.00%, 10/1/2038 34,450 34,939
5.00%, 2/1/2039 84,648 85,677
5.00%, 5/1/2039 48,867 49,561
5.00%, 6/1/2039 16,175 16,404
5.00%, 7/1/2039 39,271 39,829
5.00%, 9/1/2039 3,950 4,006
6.00%, 11/1/2039 26,648 27,575
5.00%, 1/1/2040 11,941 12,111
5.00%, 3/1/2040 33,122 33,593
5.00%, 4/1/2040 14,189 14,391
6.00%, 4/1/2040 31,216 32,299
5.00%, 5/1/2040 12,893 13,076
6.00%, 5/1/2040 73,291 75,834
5.00%, 7/1/2040 72,468 73,499
6.00%, 7/1/2040 113,426 117,374
4.00%, 1/1/2041 10,110 9,774
5.00%, 5/1/2041 99,942 101,362
3.50%, 11/1/2041 52,286 49,026
3.00%, 3/1/2042 8,686 7,893
3.00%, 4/1/2042 65,098 59,152
3.00%, 6/1/2042 55,163 50,124
3.50%, 7/1/2042 532,884 499,486
3.00%, 8/1/2042 31,457 28,584
3.00%, 12/1/2042 67,109 60,975
3.00%, 1/1/2043 35,144 31,919
3.00%, 2/1/2043 18,162 16,504
3.00%, 4/1/2043 22,908 20,792
3.00%, 6/1/2043 13,853 12,587
3.50%, 8/1/2043 597,103 559,659
3.00%, 10/1/2043 45,043 40,867
4.00%, 8/1/2044 10,001 9,619
5.00%, 8/1/2044 27,449 27,838
4.00%, 1/1/2045 30,555 29,369
4.00%, 2/1/2045 66,635 64,657
4.50%, 2/1/2045 338,967 331,818
4.00%, 8/1/2045 75,974 72,884
Investments
Principal
Amount Value
4.00%, 9/1/2045 $ 12,533 $ 12,023
4.00%, 10/1/2045 128,315 122,988
4.00%, 11/1/2045 26,243 25,175
4.00%, 12/1/2045 10,542 10,114
4.00%, 1/1/2046 34,136 32,802
2.50%, 9/1/2046 20,410 17,682
3.00%, 11/1/2046 20,986 18,871
FHLMC UMBS
3.00%, 8/1/2026 23,993 23,508
3.00%, 1/1/2027 41,888 40,928
3.00%, 2/1/2027 25,640 25,025
3.00%, 4/1/2027 149,618 145,997
2.50%, 6/1/2027 15,779 15,286
2.50%, 3/1/2028 572,977 552,883
3.00%, 8/1/2029 85,618 82,861
2.50%, 8/1/2030 715,149 679,358
2.50%, 11/1/2030 26,355 25,364
3.00%, 5/1/2031 43,659 42,447
2.00%, 8/1/2031 23,244 21,730
4.00%, 8/1/2031 56,011 55,108
4.00%, 9/1/2031 51,511 50,595
2.00%, 11/1/2031 37,376 34,901
2.00%, 1/1/2032 75,547 70,417
4.00%, 1/1/2032 69,170 67,922
2.00%, 2/1/2032 81,189 75,373
3.50%, 2/1/2032 128,762 124,750
4.00%, 2/1/2032 109,158 107,199
3.50%, 3/1/2032 106,877 103,429
3.50%, 7/1/2032 83,440 80,669
2.00%, 12/1/2032 623,173 580,868
3.00%, 4/1/2033 1,048,863 1,019,376
3.50%, 5/1/2033 26,114 25,215
3.00%, 10/1/2033 1,149,102 1,106,802
2.00%, 10/1/2035 973,666 879,631
1.50%, 2/1/2036 1,054,859 926,367
2.00%, 3/1/2036 361,608 327,728
1.50%, 4/1/2036 278,443 244,385
4.00%, 5/1/2036 19,621 19,297
4.50%, 9/1/2037 1,172,859 1,165,375
5.00%, 3/1/2038 42,953 43,508
5.00%, 7/1/2039 61,711 62,512
3.00%, 9/1/2039 94,178 86,550
3.00%, 10/1/2039 26,451 24,293
5.00%, 10/1/2039 21,545 21,825
3.00%, 11/1/2039 104,041 95,527
5.00%, 1/1/2040 22,337 22,706
5.00%, 3/1/2040 32,648 33,072
5.00%, 5/1/2040 46,823 47,431
2.00%, 7/1/2040 98,868 85,061
1.50%, 10/1/2040 503,354 416,815
3.50%, 12/1/2040 37,857 35,459
2.00%, 1/1/2041 154,648 132,953
2.00%, 2/1/2041 484,968 416,874
1.50%, 3/1/2041 659,070 545,311
2.00%, 3/1/2041 560,762 481,850

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
4.50%, 3/1/2041 $ 63,113 $ 62,573
4.50%, 4/1/2041 14,662 14,538
1.50%, 5/1/2041 543,128 449,376
2.50%, 6/1/2041 431,922 381,391
2.00%, 10/1/2041 477,578 408,733
4.00%, 1/1/2042 48,882 47,322
5.00%, 2/1/2042 39,141 39,649
3.50%, 11/1/2042 67,707 63,384
3.50%, 1/1/2043 32,635 30,553
3.50%, 2/1/2043 23,368 21,876
2.50%, 6/1/2043 351,129 305,007
4.00%, 12/1/2043 9,978 9,632
4.50%, 3/1/2044 46,716 46,241
4.00%, 6/1/2044 3,618 3,473
4.50%, 7/1/2044 17,050 16,830
4.00%, 8/1/2044 10,807 10,381
4.50%, 12/1/2044 11,478 11,324
4.00%, 2/1/2045 13,327 12,916
4.50%, 9/1/2045 8,508 8,395
4.00%, 10/1/2045 34,635 33,185
4.00%, 12/1/2045 17,271 16,650
4.50%, 12/1/2045 511,229 504,404
3.00%, 1/1/2046 36,616 32,906
4.00%, 1/1/2046 30,807 29,614
4.00%, 2/1/2046 212,359 205,050
4.50%, 4/1/2046 27,668 27,339
4.00%, 11/1/2046 156,336 148,947
4.50%, 3/1/2047 391,777 385,939
4.50%, 8/1/2048 378,766 371,364
2.00%, 5/1/2052 1,347,414 1,084,205
6.50%, 2/1/2053 87,072 90,004
6.00%, 6/1/2053 262,972 267,129
6.00%, 10/1/2053 418,417 424,269
7.00%, 12/1/2053 608,049 628,300
6.50%, 4/1/2054 281,606 288,729
FNMA UMBS
3.50%, 12/1/2025 210,946 208,079
4.00%, 5/1/2026 127,880 126,461
3.00%, 11/1/2026 383,312 374,667
3.00%, 12/1/2026 112,677 110,088
3.50%, 12/1/2026 128,611 126,635
3.00%, 1/1/2027 35,885 35,061
3.00%, 2/1/2027 44,346 43,306
3.00%, 6/1/2027 153,227 149,331
3.00%, 8/1/2027 181,065 176,389
3.00%, 10/1/2027 52,359 50,941
3.00%, 11/1/2027 58,937 57,351
2.50%, 12/1/2027 123,527 119,331
2.50%, 1/1/2028 694,168 667,960
2.50%, 4/1/2028 40,477 39,057
2.00%, 5/1/2028 167,411 160,014
2.50%, 9/1/2028 31,978 30,898
3.50%, 12/1/2028 63,828 62,437
3.00%, 2/1/2029 82,163 79,649
2.50%, 3/1/2029 154,966 149,495
2.50%, 6/1/2029 55,795 53,980
Investments
Principal
Amount Value
3.50%, 12/1/2029 $ 518,606 $ 505,955
3.50%, 4/1/2030 528,573 516,207
2.50%, 7/1/2030 142,415 137,311
3.00%, 7/1/2030 561,007 543,937
2.50%, 8/1/2030 714,369 678,640
3.00%, 9/1/2030 812,558 787,914
3.50%, 10/1/2030 40,210 39,085
3.50%, 11/1/2030 6,722 6,534
3.00%, 12/1/2030 1,132,884 1,091,085
3.50%, 2/1/2031 567,387 554,958
2.50%, 3/1/2031 299,850 288,421
4.00%, 8/1/2031 138,356 135,925
2.00%, 9/1/2031 19,381 18,108
2.00%, 11/1/2031 46,437 43,360
4.00%, 12/1/2031 48,553 47,669
4.00%, 3/1/2032 35,386 34,744
3.50%, 7/1/2032 187,135 181,101
3.50%, 10/1/2032 145,926 143,389
6.00%, 12/1/2032 7,719 7,955
6.00%, 4/1/2033 5,875 6,031
4.00%, 10/1/2033 27,517 26,988
4.00%, 3/1/2034 252,436 249,183
6.00%, 8/1/2034 26,989 27,828
6.50%, 9/1/2034 75,422 78,454
6.00%, 12/1/2034 122,350 126,003
3.00%, 2/1/2035 566,492 546,781
3.00%, 7/1/2035 816,414 784,257
5.00%, 8/1/2035 17,399 17,582
1.50%, 10/1/2035 140,177 123,285
6.00%, 11/1/2035 24,787 25,483
5.00%, 12/1/2035 38,904 39,336
6.00%, 6/1/2036 35,322 36,480
2.00%, 7/1/2036 825,015 744,252
5.00%, 7/1/2036 17,061 17,247
6.50%, 8/1/2036 12,276 12,797
2.50%, 11/1/2036 306,344 280,333
6.00%, 11/1/2036 34,332 35,479
1.50%, 2/1/2037 790,716 690,416
2.50%, 4/1/2037 725,272 663,291
1.50%, 8/1/2037 272,944 238,485
6.00%, 8/1/2037 115,709 119,194
6.00%, 9/1/2037 17,589 18,164
6.50%, 10/1/2037 27,415 28,533
5.00%, 3/1/2038 43,306 43,867
5.00%, 5/1/2038 32,906 33,252
6.00%, 5/1/2038 11,849 12,248
6.00%, 9/1/2038 21,937 22,675
5.00%, 6/1/2039 38,109 38,603
3.50%, 8/1/2039 415,326 399,778
5.00%, 10/1/2039 36,222 36,692
3.00%, 1/1/2040 33,396 30,646
5.00%, 2/1/2040 33,344 34,083
5.00%, 6/1/2040 12,260 12,419
6.00%, 6/1/2040 91,225 94,295
3.50%, 1/1/2041 30,793 28,856
1.50%, 2/1/2041 727,680 602,127
3.50%, 2/1/2041 20,172 18,905

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
1.50%, 4/1/2041 $ 394,598 $ 326,512
2.00%, 5/1/2041 451,273 387,382
4.50%, 5/1/2041 34,469 34,180
5.00%, 5/1/2041 28,046 28,410
6.00%, 5/1/2041 20,291 20,974
4.50%, 6/1/2041 10,544 10,456
2.50%, 7/1/2041 542,154 474,685
5.00%, 7/1/2041 360,856 365,541
6.00%, 7/1/2041 22,914 23,685
4.50%, 8/1/2041 98,384 97,558
5.00%, 8/1/2041 53,051 53,739
4.00%, 9/1/2041 154,952 149,618
4.50%, 9/1/2041 63,541 63,007
3.50%, 10/1/2041 112,763 105,583
4.00%, 10/1/2041 43,887 42,391
5.00%, 10/1/2041 55,002 55,716
4.00%, 11/1/2041 61,873 59,743
4.00%, 12/1/2041 15,545 15,010
4.00%, 1/1/2042 139,382 133,080
4.50%, 1/1/2042 15,724 15,592
6.00%, 1/1/2042 56,381 58,435
3.00%, 3/1/2042 23,680 21,490
4.00%, 3/1/2042 70,559 68,486
3.00%, 4/1/2042 43,514 39,491
4.50%, 4/1/2042 76,874 76,228
3.50%, 5/1/2042 20,872 19,540
4.50%, 5/1/2042 55,925 55,455
3.50%, 6/1/2042 38,181 35,744
3.50%, 7/1/2042 117,137 109,661
4.00%, 7/1/2042 94,561 91,619
3.50%, 8/1/2042 36,125 33,819
3.00%, 9/1/2042 61,301 55,632
3.50%, 9/1/2042 11,712 10,964
4.00%, 9/1/2042 59,484 57,649
3.00%, 10/1/2042 122,560 111,226
3.50%, 10/1/2042 22,122 20,710
2.50%, 12/1/2042 209,359 181,860
3.00%, 12/1/2042 120,235 109,115
2.50%, 1/1/2043 7,336 6,372
3.00%, 1/1/2043 120,515 109,294
3.50%, 1/1/2043 33,596 31,451
4.00%, 1/1/2043 63,002 60,834
4.50%, 1/1/2043 158,525 157,193
2.50%, 2/1/2043 279,571 242,516
3.00%, 2/1/2043 161,770 146,757
3.50%, 2/1/2043 62,810 58,800
3.50%, 3/1/2043 73,494 68,802
2.50%, 5/1/2043 11,009 9,476
2.50%, 6/1/2043 5,948 5,179
4.00%, 8/1/2043 33,882 32,710
4.00%, 9/1/2043 80,254 77,479
4.50%, 9/1/2043 23,826 23,534
4.00%, 10/1/2043 100,119 96,672
4.00%, 11/1/2043 212,500 205,840
4.50%, 11/1/2043 77,868 76,919
4.50%, 12/1/2043 57,812 57,046
Investments
Principal
Amount Value
4.00%, 1/1/2044 $ 82,708 $ 79,835
4.50%, 2/1/2044 15,644 15,435
4.50%, 3/1/2044 97,078 97,351
5.00%, 3/1/2044 15,905 16,008
4.00%, 4/1/2044 780,069 749,687
4.50%, 4/1/2044 166,612 164,478
5.00%, 6/1/2044 27,749 28,038
4.00%, 10/1/2044 31,273 30,242
4.50%, 10/1/2044 7,112 7,017
4.50%, 12/1/2044 30,080 29,679
4.00%, 2/1/2045 22,849 21,942
4.50%, 2/1/2045 100,767 99,422
4.00%, 4/1/2045 21,309 20,533
4.00%, 8/1/2045 9,819 9,408
4.00%, 11/1/2045 60,797 58,473
4.50%, 11/1/2045 67,785 66,931
4.00%, 12/1/2045 132,316 128,233
4.00%, 2/1/2046 6,671 6,440
4.50%, 3/1/2046 108,795 107,372
4.00%, 4/1/2046 10,057 9,649
2.50%, 6/1/2046 65,617 57,004
4.50%, 6/1/2046 74,092 73,103
4.50%, 7/1/2046 14,996 14,782
4.50%, 8/1/2046 12,137 11,975
2.50%, 10/1/2046 54,945 47,592
4.50%, 10/1/2046 25,550 25,145
2.50%, 12/1/2046 18,385 15,864
4.50%, 1/1/2047 23,818 23,463
4.00%, 2/1/2047 25,890 24,902
4.50%, 2/1/2047 28,796 28,453
4.50%, 5/1/2047 461,379 450,679
4.50%, 7/1/2047 63,795 62,943
5.00%, 7/1/2047 24,886 25,208
5.50%, 2/1/2049 1,563,744 1,600,518
6.00%, 2/1/2049 70,213 73,543
4.50%, 7/1/2049 428,885 417,853
4.50%, 11/1/2049 425,090 419,154
4.00%, 1/1/2050 867,825 826,379
4.50%, 5/1/2050 686,026 667,682
3.50%, 7/1/2050 440,669 407,828
4.00%, 7/1/2050 667,510 633,636
4.50%, 10/1/2050 1,117,005 1,093,334
1.50%, 2/1/2051 678,104 521,644
1.50%, 10/1/2051 1,297,183 996,207
5.00%, 11/1/2052 1,538,404 1,517,645
6.50%, 11/1/2052 82,034 84,918
6.50%, 11/1/2053 899,768 922,526
7.50%, 11/1/2053 417,573 435,099
7.00%, 12/1/2053 598,708 619,162
7.50%, 3/1/2054 673,272 701,378
GNMA
5.50%, 8/20/2033 22,049 22,816
5.50%, 11/20/2033 20,585 21,301
5.50%, 3/20/2034 25,741 26,637
5.50%, 7/20/2034 16,158 16,717
5.50%, 9/20/2034 7,195 7,249
5.50%, 3/20/2036 55,659 57,599

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
5.50%, 9/20/2038 $ 33,416 $ 34,581
5.50%, 2/20/2039 54,930 56,846
4.50%, 5/15/2039 1,354,522 1,345,005
5.00%, 8/15/2039 934,098 947,282
5.00%, 11/15/2039 463,588 466,664
4.00%, 6/15/2040 269,665 260,607
4.00%, 8/15/2040 267,812 258,792
4.00%, 11/15/2040 201,412 194,419
5.50%, 12/20/2040 15,740 16,274
5.50%, 1/20/2041 15,789 16,339
4.00%, 9/15/2041 776,198 743,708
5.50%, 12/20/2041 41,025 41,725
5.50%, 2/20/2042 11,231 11,622
3.00%, 4/15/2042 936,277 855,721
3.50%, 6/15/2042 418,880 394,077
2.50%, 3/20/2043 35,683 31,255
2.50%, 5/20/2043 51,640 45,232
5.50%, 3/20/2044 46,028 47,630
4.50%, 10/20/2044 105,617 104,384
2.50%, 11/20/2044 32,410 28,390
5.00%, 6/20/2045 127,688 129,537
4.00%, 8/15/2045 768,984 738,675
4.50%, 12/20/2045 221,111 218,531
4.50%, 4/20/2046 255,671 252,689
Investments
Principal
Amount Value
5.00%, 5/20/2046 $ 315,065 $ 319,626
3.50%, 6/15/2046 1,617,706 1,522,994
3.50%, 10/20/2047 937,819 871,110
3.00%, 1/20/2048 1,164,325 1,052,156
4.00%, 2/20/2048 834,976 798,844
5.00%, 5/20/2048 114,375 114,764
5.50%, 1/20/2049 266,058 270,015
5.50%, 7/20/2049 7,206 7,361
4.00%, 12/20/2051 375,104 356,751
5.50%, 12/20/2052 305,554 307,616
6.50%, 6/20/2053 1,345,183 1,373,260
7.00%, 8/20/2053 929,492 950,774
7.00%, 10/20/2053 267,965 274,106
7.50%, 2/20/2054 731,969 752,106
Total Mortgage-Backed Securities
(Cost $79,304,027) 75,854,776
Total Investments - 99.3%
(Cost $79,304,027) 75,854,776
Other assets less liabilities - 0.7% 535,636
NET ASSETS - 100.0% $76,390,412
Percentages shown are based on Net Assets.
Abbreviations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
UMBS Uniform Mortgage-Backed Securities
Security Type % of Net Assets
Mortgage-Backed Securities 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
July 31, 2024 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 98 .7%
Aerospace & Defense - 1 .4%
Boeing Co. (The)
2.75%, 2/1/2026 $ 50,000 $ 47,976
2.20%, 2/4/2026 400,000 380,682
5.04%, 5/1/2027(a) 100,000 99,303
5.15%, 5/1/2030 350,000 344,679
6.53%, 5/1/2034(b) 100,000 104,973
GE Capital International Funding Co.
Unlimited Co.
3.37%, 11/15/2025 200,000 196,027
General Dynamics Corp.
1.15%, 6/1/2026 250,000 235,139
3.50%, 4/1/2027 250,000 243,792
HEICO Corp.
5.25%, 8/1/2028 250,000 253,981
5.35%, 8/1/2033(a) 200,000 202,832
Hexcel Corp.
4.20%,
2/15/2027(c) 300,000 291,733
Howmet Aerospace, Inc.
5.90%, 2/1/2027(a) 150,000 152,912
6.75%, 1/15/2028 100,000 105,341
3.00%, 1/15/2029 400,000 368,425
Huntington Ingalls Industries, Inc.
3.48%, 12/1/2027 150,000 143,270
2.04%, 8/16/2028 150,000 134,520
4.20%, 5/1/2030 50,000 48,047
Leidos, Inc.
4.38%, 5/15/2030 252,000 242,921
2.30%, 2/15/2031 500,000 423,359
5.75%, 3/15/2033 130,000 134,625
Lockheed Martin Corp.
3.55%, 1/15/2026 152,000 149,513
4.45%, 5/15/2028 60,000 59,994
4.50%, 2/15/2029 100,000 100,254
3.90%,
6/15/2032(a) 140,000 133,515
4.75%, 2/15/2034 50,000 50,046
Northrop Grumman Corp.
3.25%, 1/15/2028 50,000 47,824
Textron, Inc.
3.65%, 3/15/2027 325,000 315,684
3.90%, 9/17/2029 200,000 191,340
3.00%, 6/1/2030(a) 400,000 361,518
6.10%, 11/15/2033 100,000 106,034
5,670,259
Automobile Components - 0 .0% (d)
Lear Corp.
4.25%, 5/15/2029 50,000 48,578
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23 .3%
Australia & New Zealand Banking Group
Ltd.
4.75%, 1/18/2027 $ 250,000 $ 251,372
Banco Bilbao Vizcaya Argentaria SA
5.86%,
9/14/2026(e) 400,000 402,086
6.14%,
9/14/2028(e) 200,000 206,280
7.88%,
11/15/2034(e) 400,000 449,079
6.03%,
3/13/2035(e) 200,000 206,046
Banco Santander SA
5.18%,
11/19/2025(a) 481,000 479,171
1.85%,
3/25/2026(a) 110,000 104,236
4.25%, 4/11/2027 200,000 196,181
1.72%,
9/14/2027(e) 2,000 1,858
2.75%, 12/3/2030 200,000 171,831
6.92%, 8/8/2033 600,000 643,332
6.35%, 3/14/2034 400,000 412,044
Bank of America Corp.
1.20%,
10/24/2026(e) 150,000 142,738
Series N, 1.66%,
3/11/2027(e) 200,000 189,481
3.56%,
4/23/2027(e) 431,000 420,248
1.73%,
7/22/2027(e) 1,599,000 1,500,943
5.93%,
9/15/2027(a)(e) 250,000 254,855
3.25%, 10/21/2027 100,000 95,996
3.82%,
1/20/2028(e) 650,000 633,427
2.55%, 2/4/2028(e) 400,000 377,953
3.71%,
4/24/2028(e) 650,000 630,260
4.38%,
4/27/2028(e) 650,000 641,878
3.59%,
7/21/2028(e) 750,000 723,689
4.95%,
7/22/2028(e) 800,000 802,184
3.42%,
12/20/2028(e) 300,000 286,721
4.27%,
7/23/2029(e) 250,000 244,867
3.97%, 2/7/2030(e) 375,000 361,161
3.19%,
7/23/2030(e) 200,000 185,038

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
Bank of America Corp. (continued)
2.88%,
10/22/2030(e) $ 100,000 $ 90,832
2.50%,
2/13/2031(e) 50,000 44,147
2.69%,
4/22/2032(e) 59,000 51,016
5.29%,
4/25/2034(e) 181,000 182,691
5.47%,
1/23/2035(e) 50,000 51,127
2.48%,
9/21/2036(e) 800,000 656,453
3.85%, 3/8/2037(e) 1,000,000 899,860
Bank of America NA
5.65%, 8/18/2025 100,000 100,681
Bank of Montreal
0.95%,
1/22/2027(e) 50,000 47,163
5.20%, 2/1/2028 200,000 203,132
3.80%,
12/15/2032(e) 945,000 901,911
3.09%,
1/10/2037(e) 600,000 502,445
7.70%,
5/26/2084(a)(e) 250,000 257,323
Bank of Nova Scotia (The)
4.50%, 12/16/2025 500,000 495,737
2.15%, 8/1/2031(a) 250,000 210,833
4.59%, 5/4/2037(e) 500,000 461,759
Series 2, 3.63%,
10/27/2081(e) 300,000 259,447
8.63%,
10/27/2082(e) 200,000 211,860
8.00%,
1/27/2084(e) 400,000 418,949
Bank OZK
2.75%,
10/1/2031(e) 201,000 164,072
BankUnited, Inc.
4.88%, 11/17/2025 400,000 396,407
5.13%, 6/11/2030 80,000 75,022
Barclays plc
5.20%, 5/12/2026 372,000 371,273
5.67%,
3/12/2028(e) 50,000 50,670
5.09%,
6/20/2030(e) 600,000 586,994
7.44%,
11/2/2033(e) 200,000 225,800
7.12%,
6/27/2034(e) 450,000 487,035
3.56%,
9/23/2035(e) 400,000 354,137
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
Canadian Imperial Bank of Commerce
5.24%, 6/28/2027 $ 50,000 $ 50,628
6.09%,
10/3/2033(a) 125,000 132,767
Citibank NA
5.57%, 4/30/2034 250,000 260,047
Citigroup, Inc.
4.60%, 3/9/2026(a) 884,000 877,584
5.61%,
9/29/2026(e) 150,000 150,639
3.20%,
10/21/2026(a) 303,000 292,561
4.30%,
11/20/2026(a) 50,000 49,302
1.12%,
1/28/2027(e) 150,000 141,335
1.46%, 6/9/2027(a)
(e) 150,000 140,620
4.45%, 9/29/2027 600,000 592,355
3.89%,
1/10/2028(e) 650,000 634,196
3.07%,
2/24/2028(e) 800,000 764,683
4.66%,
5/24/2028(a)(e) 200,000 199,021
3.67%,
7/24/2028(e) 850,000 821,165
5.17%,
2/13/2030(e) 250,000 252,750
3.98%,
3/20/2030(e) 1,107,000 1,063,643
2.98%,
11/5/2030(e) 500,000 454,569
4.41%,
3/31/2031(a)(e) 800,000 777,574
2.57%, 6/3/2031(e) 150,000 131,775
2.56%, 5/1/2032(e) 100,000 85,318
6.63%, 6/15/2032 250,000 271,870
3.06%,
1/25/2033(e) 150,000 130,292
3.79%,
3/17/2033(e) 300,000 273,540
4.91%,
5/24/2033(e) 50,000 49,115
6.27%,
11/17/2033(e) 353,000 378,081
6.17%,
5/25/2034(e) 1,400,000 1,453,352
5.83%,
2/13/2035(a)(e) 750,000 760,196
Citizens Bank NA
3.75%, 2/18/2026 275,000 268,282
4.58%, 8/9/2028(a)
(e) 500,000 491,181
Citizens Financial Group, Inc.
2.64%, 9/30/2032 250,000 198,096

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
Citizens Financial Group, Inc. (continued)
5.64%,
5/21/2037(e) $ 250,000 $ 238,883
Comerica Bank
5.33%,
8/25/2033(e) 250,000 228,990
Comerica, Inc.
4.00%, 2/1/2029 433,000 405,106
5.98%,
1/30/2030(e) 250,000 250,633
Cooperatieve Rabobank UA
5.50%, 10/5/2026 250,000 253,824
5.04%, 3/5/2027(a) 250,000 252,310
4.80%, 1/9/2029 250,000 251,841
Discover Bank
4.25%, 3/13/2026 250,000 246,329
3.45%, 7/27/2026 502,000 484,399
4.65%, 9/13/2028 327,000 319,887
2.70%, 2/6/2030 303,000 266,740
Fifth Third Bancorp
6.36%,
10/27/2028(e) 455,000 471,330
6.34%,
7/27/2029(e) 200,000 208,442
4.77%,
7/28/2030(e) 556,000 546,375
5.63%,
1/29/2032(e) 50,000 50,833
Fifth Third Bank NA
3.85%, 3/15/2026 593,000 579,788
First Horizon Bank
5.75%, 5/1/2030 250,000 245,671
HSBC Holdings plc
4.25%,
8/18/2025(a) 500,000 493,803
4.29%,
9/12/2026(e) 250,000 247,175
4.38%, 11/23/2026 1,040,000 1,024,164
5.89%,
8/14/2027(e) 650,000 660,139
2.25%,
11/22/2027(e) 400,000 376,039
4.04%,
3/13/2028(e) 614,000 598,550
5.60%,
5/17/2028(e) 200,000 202,779
4.76%, 6/9/2028(a)
(e) 480,000 477,243
5.21%,
8/11/2028(a)(e) 450,000 453,087
2.01%,
9/22/2028(e) 400,000 365,432
7.39%,
11/3/2028(a)(e) 383,000 409,859
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
HSBC Holdings plc (continued)
6.16%, 3/9/2029(a)
(e) $ 250,000 $ 259,601
4.58%,
6/19/2029(e) 620,000 609,777
2.21%,
8/17/2029(e) 450,000 404,026
5.55%, 3/4/2030(e) 200,000 203,868
3.97%,
5/22/2030(e) 1,328,000 1,265,256
2.36%,
8/18/2031(e) 150,000 128,391
7.63%, 5/17/2032 200,000 226,967
2.80%,
5/24/2032(e) 202,000 173,020
2.87%,
11/22/2032(e) 200,000 170,380
4.76%,
3/29/2033(e) 952,000 905,985
5.40%,
8/11/2033(e) 202,000 203,920
8.11%,
11/3/2033(e) 600,000 694,894
6.25%, 3/9/2034(a)
(e) 300,000 319,306
6.55%,
6/20/2034(e) 900,000 951,168
7.40%,
11/13/2034(a)(e) 250,000 277,799
Huntington Bancshares, Inc.
4.44%, 8/4/2028(e) 251,000 246,893
6.21%,
8/21/2029(e) 480,000 498,855
5.71%, 2/2/2035(e) 350,000 353,836
2.49%,
8/15/2036(e) 300,000 235,584
Huntington National Bank (The)
4.55%,
5/17/2028(e) 250,000 246,692
5.65%, 1/10/2030 344,000 352,099
ING Groep NV
1.73%, 4/1/2027(e) 112,000 105,958
6.08%,
9/11/2027(a)(e) 600,000 612,433
4.02%,
3/28/2028(e) 600,000 586,394
JPMorgan Chase & Co.
1.05%,
11/19/2026(e) 290,000 275,023
3.96%,
1/29/2027(a)(e) 200,000 196,943
1.58%,
4/22/2027(a)(e) 1,432,000 1,351,615
1.47%,
9/22/2027(e) 550,000 511,946

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
JPMorgan Chase & Co. (continued)
6.07%,
10/22/2027(e) $ 250,000 $ 256,491
5.04%,
1/23/2028(e) 250,000 251,132
3.78%, 2/1/2028(a)
(e) 400,000 389,973
2.95%,
2/24/2028(e) 250,000 238,576
5.57%,
4/22/2028(e) 150,000 152,812
4.32%,
4/26/2028(e) 250,000 246,921
3.54%, 5/1/2028(e) 200,000 193,209
2.18%, 6/1/2028(e) 271,000 252,193
4.98%,
7/22/2028(e) 350,000 351,805
4.85%,
7/25/2028(e) 250,000 250,361
4.01%,
4/23/2029(e) 502,000 488,203
2.07%, 6/1/2029(e) 150,000 135,756
4.20%,
7/23/2029(e) 253,000 247,377
5.30%,
7/24/2029(e) 400,000 407,115
6.09%,
10/23/2029(e) 200,000 209,772
4.45%,
12/5/2029(e) 353,000 348,242
5.01%,
1/23/2030(e) 320,000 322,643
5.58%,
4/22/2030(e) 325,000 335,138
3.70%, 5/6/2030(a)
(e) 465,000 442,541
4.57%,
6/14/2030(e) 400,000 395,521
5.00%,
7/22/2030(e) 550,000 554,085
8.75%, 9/1/2030 60,000 71,835
2.74%,
10/15/2030(e) 225,000 203,504
4.49%,
3/24/2031(e) 100,000 98,371
2.96%,
5/13/2031(a)(e) 800,000 716,121
2.58%,
4/22/2032(e) 310,000 267,416
2.96%,
1/25/2033(e) 200,000 174,353
4.59%,
4/26/2033(e) 163,000 158,411
4.91%,
7/25/2033(e) 350,000 346,720
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
JPMorgan Chase & Co. (continued)
5.72%,
9/14/2033(e) $ 650,000 $ 673,225
5.35%, 6/1/2034(e) 300,000 305,475
6.25%,
10/23/2034(e) 300,000 324,738
5.77%,
4/22/2035(e) 200,000 209,614
KeyBank NA
4.15%, 8/8/2025 403,000 397,782
4.70%, 1/26/2026 250,000 247,145
3.40%, 5/20/2026 255,000 245,123
5.85%, 11/15/2027 505,000 511,721
4.90%, 8/8/2032 350,000 323,681
KeyCorp
2.25%, 4/6/2027 303,000 280,376
6.40%, 3/6/2035(e) 50,000 52,156
Lloyds Banking Group plc
5.99%, 8/7/2027(a)
(e) 200,000 203,390
3.75%,
3/18/2028(e) 300,000 291,152
M&T Bank Corp.
4.55%,
8/16/2028(e) 371,000 362,736
7.41%,
10/30/2029(e) 350,000 376,202
6.08%,
3/13/2032(e) 175,000 179,557
5.05%,
1/27/2034(a)(e) 525,000 501,203
Manufacturers & Traders Trust Co.
5.40%, 11/21/2025 250,000 251,132
4.65%, 1/27/2026 505,000 500,326
3.40%, 8/17/2027 303,000 287,486
4.70%,
1/27/2028(a) 502,000 494,028
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/2029 200,000 192,629
2.31%,
7/20/2032(e) 200,000 168,431
5.44%,
2/22/2034(e) 200,000 205,780
5.43%,
4/17/2035(e) 50,000 51,134
Mizuho Financial Group, Inc.
4.02%, 3/5/2028 83,000 81,143
5.74%,
5/27/2031(e) 200,000 207,237
2.56%, 9/13/2031 250,000 208,256
Morgan Stanley Bank NA
5.50%,
5/26/2028(e) 450,000 458,052
National Australia Bank Ltd.
4.94%, 1/12/2028 250,000 253,256

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
National Bank of Canada
5.60%, 7/2/2027(e) $ 250,000 $ 252,609
5.60%, 12/18/2028 250,000 257,611
NatWest Group plc
7.47%,
11/10/2026(e) 50,000 51,315
1.64%,
6/14/2027(e) 200,000 187,624
3.07%,
5/22/2028(e) 225,000 213,865
5.52%,
9/30/2028(e) 350,000 355,671
4.89%,
5/18/2029(e) 50,000 49,660
5.08%,
1/27/2030(a)(e) 143,000 143,173
4.45%, 5/8/2030(e) 535,000 521,814
6.48%, 6/1/2034(e) 250,000 259,197
3.03%,
11/28/2035(a)(e) 500,000 433,180
PNC Bank NA
4.05%,
7/26/2028(a) 200,000 194,168
PNC Financial Services Group, Inc. (The)
1.15%, 8/13/2026 250,000 232,501
4.63%, 6/6/2033(a)
(e) 50,000 47,745
Regions Financial Corp.
1.80%,
8/12/2028(a) 260,000 229,458
5.72%, 6/6/2030(e) 150,000 152,769
Royal Bank of Canada
4.88%,
1/12/2026(a) 50,000 50,028
4.65%, 1/27/2026 400,000 397,625
6.00%, 11/1/2027 250,000 260,093
5.15%, 2/1/2034 200,000 203,209
7.50%, 5/2/2084(e) 400,000 415,415
Santander Holdings USA, Inc.
3.24%, 10/5/2026 400,000 383,500
2.49%, 1/6/2028(e) 800,000 745,597
6.57%,
6/12/2029(e) 100,000 103,833
Santander UK Group Holdings plc
1.67%,
6/14/2027(e) 200,000 187,274
2.47%,
1/11/2028(e) 200,000 187,134
3.82%,
11/3/2028(e) 50,000 47,925
Sumitomo Mitsui Financial Group, Inc.
5.81%, 9/14/2033 200,000 211,626
Synovus Bank
5.63%, 2/15/2028 250,000 247,361
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
Toronto-Dominion Bank (The)
0.75%, 1/6/2026 $ 50,000 $ 47,230
4.69%, 9/15/2027 75,000 74,963
5.16%, 1/10/2028 50,000 50,712
3.63%,
9/15/2031(a)(e) 905,000 872,321
8.13%,
10/31/2082(e) 755,000 787,162
7.25%,
7/31/2084(e) 200,000 200,963
Truist Bank
3.63%, 9/16/2025 752,000 737,950
3.30%, 5/15/2026 230,000 222,520
3.80%, 10/30/2026 360,000 349,660
2.25%, 3/11/2030 250,000 213,806
Truist Financial Corp.
6.05%, 6/8/2027(e) 500,000 508,288
4.12%, 6/6/2028(e) 700,000 683,467
3.88%,
3/19/2029(a) 350,000 333,624
7.16%,
10/30/2029(e) 675,000 727,071
5.44%,
1/24/2030(a)(e) 325,000 330,008
4.92%,
7/28/2033(e) 650,000 616,582
6.12%,
10/28/2033(e) 100,000 104,749
5.12%,
1/26/2034(e) 400,000 392,395
5.87%, 6/8/2034(e) 225,000 232,182
5.71%,
1/24/2035(e) 750,000 766,817
US Bancorp
2.22%,
1/27/2028(e) 50,000 46,795
4.55%,
7/22/2028(e) 450,000 445,528
4.97%,
7/22/2033(e) 151,000 145,485
2.49%,
11/3/2036(e) 100,000 80,624
Wachovia Corp.
7.57%, 8/1/2026(c) 115,000 120,507
Webster Financial Corp.
4.10%, 3/25/2029 115,000 108,671
Wells Fargo & Co.
3.00%, 4/22/2026 250,000 242,296
3.20%,
6/17/2027(e) 300,000 290,331
3.53%,
3/24/2028(e) 250,000 241,271
5.71%,
4/22/2028(e) 200,000 203,904

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
Wells Fargo & Co. (continued)
3.58%,
5/22/2028(e) $ 250,000 $ 241,148
2.39%, 6/2/2028(e) 675,000 630,285
4.81%,
7/25/2028(a)(e) 200,000 199,483
4.15%, 1/24/2029 100,000 97,904
5.57%,
7/25/2029(e) 250,000 256,001
6.30%,
10/23/2029(e) 100,000 105,288
2.88%,
10/30/2030(e) 225,000 203,830
2.57%,
2/11/2031(e) 150,000 132,893
Wells Fargo Bank NA
5.25%, 12/11/2026 100,000 101,155
Westpac Banking Corp.
5.51%, 11/17/2025 50,000 50,475
2.85%, 5/13/2026 100,000 96,868
1.15%, 6/3/2026 400,000 375,200
2.70%, 8/19/2026 250,000 240,577
1.95%,
11/20/2028(a) 200,000 179,965
2.15%, 6/3/2031 100,000 85,682
4.32%,
11/23/2031(e) 454,000 444,451
5.41%,
8/10/2033(e) 500,000 500,188
6.82%, 11/17/2033 250,000 275,475
4.11%,
7/24/2034(e) 554,000 522,967
2.67%,
11/15/2035(e) 650,000 552,286
3.02%,
11/18/2036(e) 600,000 506,116
Wintrust Financial Corp.
4.85%, 6/6/2029 150,000 141,313
Zions Bancorp NA
3.25%, 10/29/2029 252,000 216,679
95,606,402
Beverages - 1 .6%
Coca-Cola Co. (The)
1.45%, 6/1/2027 250,000 231,050
2.13%, 9/6/2029 250,000 224,702
3.45%,
3/25/2030(a) 303,000 288,451
1.65%, 6/1/2030(a) 550,000 471,417
2.00%, 3/5/2031(a) 350,000 300,099
1.38%,
3/15/2031(a) 350,000 287,841
2.25%, 1/5/2032 250,000 215,713
5.00%,
5/13/2034(a) 450,000 463,140
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 1.6% (continued)
Coca-Cola Consolidated, Inc.
5.25%, 6/1/2029 $ 250,000 $ 255,683
Constellation Brands, Inc.
4.40%, 11/15/2025 200,000 198,497
4.75%, 12/1/2025 150,000 149,453
3.70%, 12/6/2026 200,000 195,154
3.50%, 5/9/2027(a) 250,000 241,454
4.35%, 5/9/2027(a) 250,000 246,992
3.60%, 2/15/2028 300,000 288,369
4.65%, 11/15/2028 200,000 198,865
4.80%, 1/15/2029 150,000 150,355
3.15%, 8/1/2029(a) 300,000 278,190
2.88%, 5/1/2030 200,000 180,450
2.25%, 8/1/2031 325,000 273,290
4.75%, 5/9/2032(a) 500,000 491,704
4.90%, 5/1/2033 150,000 148,029
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/2027 200,000 200,741
4.55%,
2/16/2029(a) 100,000 100,360
4.70%,
2/16/2034(a) 150,000 149,569
PepsiCo, Inc.
2.63%, 3/19/2027 100,000 95,451
7.00%, 3/1/2029 100,000 110,900
1.63%, 5/1/2030(a) 100,000 85,757
3.90%,
7/18/2032(a) 50,000 47,894
6,569,570
Biotechnology - 0 .2%
AbbVie, Inc.
3.20%, 11/21/2029 67,000 62,862
Biogen, Inc.
4.05%, 9/15/2025 102,000 100,820
2.25%, 5/1/2030 150,000 130,573
Gilead Sciences, Inc.
3.65%, 3/1/2026 200,000 196,347
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 515,000 435,302
925,904
Broadline Retail - 0 .1%
eBay, Inc.
1.40%, 5/10/2026 250,000 234,926
3.60%, 6/5/2027 250,000 242,659
477,585
Building Products - 0 .7%
Allegion plc
3.50%,
10/1/2029(a) 152,000 142,690
Carlisle Cos., Inc.
3.75%, 12/1/2027 300,000 290,105
2.75%, 3/1/2030 200,000 179,830

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Building Products - 0.7% (continued)
Carlisle Cos., Inc. (continued)
2.20%, 3/1/2032 $ 250,000 $ 206,682
Lennox International, Inc.
5.50%, 9/15/2028 150,000 153,827
Masco Corp.
3.50%, 11/15/2027 50,000 47,826
1.50%, 2/15/2028 201,000 179,736
2.00%, 10/1/2030 250,000 211,380
2.00%,
2/15/2031(a) 150,000 125,297
Owens Corning
3.40%, 8/15/2026 150,000 145,522
3.95%,
8/15/2029(a) 143,000 137,267
Trane Technologies Financing Ltd.
3.50%, 3/21/2026 202,000 197,531
3.80%, 3/21/2029 352,000 339,362
5.25%, 3/3/2033 130,000 133,374
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028 300,000 289,846
2,780,275
Capital Markets - 6 .4%
Affiliated Managers Group, Inc.
3.30%, 6/15/2030 100,000 91,328
Ameriprise Financial, Inc.
5.70%, 12/15/2028 250,000 259,664
5.15%, 5/15/2033 100,000 101,532
Apollo Debt Solutions BDC
6.90%,
4/13/2029(b) 175,000 179,572
Ares Capital Corp.
3.88%, 1/15/2026 150,000 146,182
2.15%, 7/15/2026 50,000 46,794
5.88%, 3/1/2029 50,000 50,174
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 227,000 211,070
Bank of New York Mellon Corp. (The)
4.95%,
4/26/2027(e) 450,000 450,904
4.89%,
7/21/2028(e) 200,000 200,750
5.06%,
7/22/2032(e) 50,000 50,626
Series J, 4.97%,
4/26/2034(e) 350,000 349,087
BlackRock, Inc.
3.25%, 4/30/2029 100,000 94,891
4.75%,
5/25/2033(a) 100,000 100,080
Blackstone Private Credit Fund
7.05%, 9/29/2025 500,000 507,259
2.63%, 12/15/2026 452,000 419,630
3.25%,
3/15/2027(a) 600,000 561,849
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.4% (continued)
Blackstone Private Credit Fund (continued)
7.30%,
11/27/2028(b) $ 150,000 $ 157,899
4.00%, 1/15/2029 275,000 256,634
5.95%,
7/16/2029(b) 200,000 199,946
6.25%,
1/25/2031(a)(b) 175,000 178,116
Blackstone Secured Lending Fund
3.63%, 1/15/2026 410,000 397,335
2.75%, 9/16/2026 252,000 236,827
2.13%, 2/15/2027 252,000 231,002
2.85%, 9/30/2028 300,000 268,711
Blue Owl Capital Corp.
4.25%, 1/15/2026 350,000 343,188
3.40%, 7/15/2026 440,000 420,730
2.63%, 1/15/2027 150,000 139,234
5.95%, 3/15/2029 400,000 401,997
Blue Owl Capital Corp. II
8.45%,
11/15/2026(b) 200,000 208,660
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 150,000 140,621
4.70%, 2/8/2027 200,000 193,626
7.75%,
9/16/2027(a) 350,000 365,503
7.95%, 6/13/2028 50,000 52,901
6.60%,
9/15/2029(b) 250,000 252,144
6.65%, 3/15/2031 50,000 50,357
Blue Owl Finance LLC
6.25%,
4/18/2034(b) 250,000 257,338
Blue Owl Technology Finance Corp.
2.50%, 1/15/2027 105,000 96,006
Blue Owl Technology Finance Corp. II
6.75%, 4/4/2029(b) 300,000 298,635
Brookfield Finance, Inc.
4.85%, 3/29/2029 100,000 100,325
6.35%, 1/5/2034 100,000 107,449
Cboe Global Markets, Inc.
3.65%, 1/12/2027 151,000 147,469
1.63%, 12/15/2030 51,000 42,714
Charles Schwab Corp. (The)
6.14%,
8/24/2034(a)(e) 150,000 158,857
CI Financial Corp.
3.20%, 12/17/2030 50,000 40,316
Deutsche Bank AG
2.13%,
11/24/2026(e) 150,000 143,683
7.15%,
7/13/2027(e) 350,000 361,645
2.31%,
11/16/2027(e) 750,000 701,143

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.4% (continued)
Deutsche Bank AG (continued)
2.55%, 1/7/2028(e) $ 500,000 $ 468,611
5.71%, 2/8/2028(e) 150,000 151,497
6.72%,
1/18/2029(e) 50,000 52,221
5.88%, 7/8/2031(e) 200,000 200,801
3.73%,
1/14/2032(e) 550,000 476,397
4.88%,
12/1/2032(e) 503,000 482,077
3.74%, 1/7/2033(e) 550,000 463,338
7.08%,
2/10/2034(e) 700,000 729,243
FactSet Research Systems, Inc.
2.90%, 3/1/2027(a) 200,000 190,183
3.45%, 3/1/2032 250,000 222,479
Franklin BSP Capital Corp.
7.20%,
6/15/2029(b) 150,000 152,527
Goldman Sachs Bank USA
5.41%,
5/21/2027(e) 250,000 251,765
Goldman Sachs Group, Inc. (The)
3.75%, 2/25/2026 250,000 245,725
3.50%, 11/16/2026 100,000 97,162
3.85%, 1/26/2027 125,000 122,295
1.95%,
10/21/2027(e) 250,000 233,945
3.81%,
4/23/2029(e) 100,000 96,183
4.22%, 5/1/2029(a)
(e) 150,000 146,537
6.48%,
10/24/2029(e) 100,000 105,819
2.60%, 2/7/2030 100,000 89,541
3.80%, 3/15/2030 100,000 95,312
5.73%,
4/25/2030(a)(e) 100,000 103,294
5.05%,
7/23/2030(e) 100,000 100,491
1.99%,
1/27/2032(e) 100,000 82,909
2.62%,
4/22/2032(e) 150,000 128,860
2.38%,
7/21/2032(e) 151,000 126,973
2.65%,
10/21/2032(e) 150,000 127,740
6.13%, 2/15/2033 50,000 54,299
3.10%,
2/24/2033(e) 150,000 131,015
6.56%,
10/24/2034(e) 250,000 274,829
5.85%,
4/25/2035(e) 100,000 104,496
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.4% (continued)
Goldman Sachs Group, Inc. (The)
(continued)
5.33%,
7/23/2035(e) $ 150,000 $ 151,114
LPL Holdings, Inc.
5.70%,
5/20/2027(a) 250,000 252,649
6.75%, 11/17/2028 200,000 211,158
6.00%, 5/20/2034 150,000 151,195
Moody's Corp.
3.25%, 1/15/2028 140,000 134,258
4.25%, 2/1/2029(a) 252,000 248,606
2.00%,
8/19/2031(a) 200,000 167,013
4.25%, 8/8/2032(a) 175,000 168,369
Morgan Stanley
0.99%,
12/10/2026(e) 100,000 94,324
5.17%,
1/16/2030(e) 100,000 101,182
4.43%,
1/23/2030(e) 113,000 111,063
5.04%,
7/19/2030(e) 500,000 503,480
2.70%,
1/22/2031(e) 100,000 89,405
3.62%, 4/1/2031(e) 50,000 46,865
1.93%,
4/28/2032(e) 50,000 41,124
2.24%,
7/21/2032(e) 100,000 83,462
6.34%,
10/18/2033(e) 153,000 165,615
5.25%,
4/21/2034(e) 125,000 125,581
5.47%,
1/18/2035(e) 250,000 254,417
5.83%,
4/19/2035(e) 250,000 261,199
5.32%,
7/19/2035(e) 450,000 453,709
Nasdaq, Inc.
3.85%, 6/30/2026 150,000 147,623
5.35%, 6/28/2028 100,000 102,484
5.55%,
2/15/2034(a) 400,000 410,782
Nomura Holdings, Inc.
5.59%, 7/2/2027 50,000 50,773
5.84%, 1/18/2028 200,000 205,210
6.07%, 7/12/2028 200,000 207,661
2.68%, 7/16/2030 200,000 174,197
5.78%, 7/3/2034 100,000 102,796
S&P Global, Inc.
2.95%, 1/22/2027 500,000 480,408
2.45%, 3/1/2027 550,000 521,511

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.4% (continued)
S&P Global, Inc. (continued)
2.70%, 3/1/2029 $ 402,000 $ 371,899
4.25%, 5/1/2029(a) 300,000 296,018
2.50%, 12/1/2029 250,000 226,199
1.25%, 8/15/2030 200,000 166,057
2.90%, 3/1/2032 475,000 419,635
5.25%,
9/15/2033(a)(b) 325,000 336,151
State Street Corp.
2.65%, 5/19/2026 450,000 434,555
2.40%, 1/24/2030 25,000 22,531
5.16%,
5/18/2034(a)(e) 150,000 151,953
Stifel Financial Corp.
4.00%, 5/15/2030 301,000 283,725
UBS AG
1.25%, 6/1/2026 250,000 234,371
1.25%, 8/7/2026(a) 154,000 143,239
26,386,533
Chemicals - 0 .9%
Cabot Corp.
4.00%, 7/1/2029 150,000 144,439
Celanese US Holdings LLC
6.33%, 7/15/2029 150,000 156,950
DuPont de Nemours, Inc.
4.49%, 11/15/2025 500,000 495,814
FMC Corp.
3.20%, 10/1/2026 51,000 48,932
Huntsman International LLC
4.50%, 5/1/2029 150,000 144,647
Linde, Inc.
3.20%, 1/30/2026 200,000 195,498
LYB International Finance II BV
3.50%, 3/2/2027 110,000 106,236
LYB International Finance III LLC
1.25%, 10/1/2025 200,000 190,983
5.50%, 3/1/2034 300,000 304,088
NewMarket Corp.
2.70%, 3/18/2031 150,000 128,187
PPG Industries, Inc.
1.20%, 3/15/2026 250,000 235,399
3.75%, 3/15/2028 250,000 242,409
RPM International, Inc.
4.55%, 3/1/2029 250,000 246,257
2.95%, 1/15/2032 100,000 86,264
Sherwin-Williams Co. (The)
4.25%, 8/8/2025 250,000 247,834
3.95%, 1/15/2026 150,000 147,881
3.45%, 6/1/2027 250,000 241,490
2.95%, 8/15/2029 251,000 231,253
2.30%, 5/15/2030 250,000 219,237
  3,813,798
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 1 .1%
Cintas Corp. No. 2
3.70%, 4/1/2027 $ 300,000 $ 293,052
4.00%, 5/1/2032(a) 265,000 253,951
RELX Capital, Inc.
4.00%,
3/18/2029(a) 352,000 343,880
3.00%, 5/22/2030 352,000 323,068
4.75%, 5/20/2032 200,000 198,744
Republic Services, Inc.
0.88%, 11/15/2025 150,000 142,368
3.38%, 11/15/2027 50,000 48,118
3.95%,
5/15/2028(a) 551,000 539,132
4.88%, 4/1/2029 225,000 227,313
2.30%, 3/1/2030(a) 200,000 177,186
1.75%,
2/15/2032(a) 150,000 121,454
2.38%, 3/15/2033 225,000 185,557
5.00%,
12/15/2033(a) 200,000 201,039
5.00%, 4/1/2034(a) 100,000 100,484
Veralto Corp.
5.50%,
9/18/2026(b) 350,000 353,186
5.35%,
9/18/2028(b) 225,000 229,673
5.45%,
9/18/2033(a)(b) 300,000 306,942
Waste Connections, Inc.
5.00%, 3/1/2034 150,000 150,612
Waste Management, Inc.
4.88%, 2/15/2029 150,000 152,436
4.88%,
2/15/2034(a) 275,000 276,085
4,624,280
Communications Equipment - 1 .0%
Cisco Systems, Inc.
4.80%,
2/26/2027(a) 50,000 50,418
4.85%, 2/26/2029 475,000 483,852
4.95%, 2/26/2031 400,000 408,878
5.05%, 2/26/2034 600,000 613,644
Juniper Networks, Inc.
1.20%, 12/10/2025 100,000 94,661
3.75%, 8/15/2029 151,000 143,254
2.00%, 12/10/2030 200,000 166,520
Motorola Solutions, Inc.
4.60%, 2/23/2028 301,000 299,961
5.00%, 4/15/2029 250,000 252,122
4.60%, 5/23/2029 303,000 300,431
2.30%,
11/15/2030(a) 252,000 217,032
2.75%, 5/24/2031 400,000 348,568
5.60%, 6/1/2032 250,000 257,512

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Communications Equipment - 1.0% (continued)
Motorola Solutions, Inc. (continued)
5.40%, 4/15/2034 $ 400,000 $ 407,121
Nokia OYJ
4.38%,
6/12/2027(a) 175,000 170,196
4,214,170
Construction Materials - 0 .1%
Eagle Materials, Inc.
2.50%, 7/1/2031 150,000 129,079
Martin Marietta Materials, Inc.
Series CB, 2.50%,
3/15/2030 250,000 222,626
Vulcan Materials Co.
3.50%, 6/1/2030 175,000 163,638
515,343
Consumer Finance - 1 .5%
AerCap Ireland Capital DAC
5.30%, 1/19/2034 150,000 150,812
American Express Co.
6.34%,
10/30/2026(e) 525,000 532,684
1.65%,
11/4/2026(a) 300,000 280,127
2.55%, 3/4/2027(a) 120,000 113,793
3.30%, 5/3/2027 200,000 192,836
5.39%,
7/28/2027(a)(e) 425,000 428,940
5.10%,
2/16/2028(e) 350,000 351,853
5.28%,
7/27/2029(e) 500,000 508,809
5.53%,
4/25/2030(e) 200,000 205,931
6.49%,
10/30/2031(e) 250,000 271,952
4.99%,
5/26/2033(e) 276,000 274,023
4.42%, 8/3/2033(e) 100,000 96,448
5.04%, 5/1/2034(e) 100,000 99,897
5.63%,
7/28/2034(e) 200,000 205,386
5.92%,
4/25/2035(e) 250,000 260,713
Capital One Financial Corp.
4.20%, 10/29/2025 550,000 542,110
7.15%,
10/29/2027(e) 100,000 104,264
6.38%, 6/8/2034(e) 100,000 104,895
Caterpillar Financial Services Corp.
5.00%, 5/14/2027 150,000 152,092
Synchrony Financial
3.70%, 8/4/2026 170,000 164,310
3.95%, 12/1/2027 605,000 574,992
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 1.5% (continued)
Synchrony Financial (continued)
5.15%, 3/19/2029 $ 302,000 $ 295,969
2.88%, 10/28/2031 300,000 247,052
6,159,888
Consumer Staples Distribution & Retail - 0 .8%
Ahold Finance USA LLC
6.88%, 5/1/2029 250,000 272,134
Costco Wholesale Corp.
1.38%,
6/20/2027(a) 625,000 575,176
1.60%, 4/20/2030 900,000 773,781
1.75%,
4/20/2032(a) 320,000 264,049
Kroger Co. (The)
Series B, 7.70%,
6/1/2029 100,000 112,246
7.50%, 4/1/2031(a) 150,000 172,505
Sysco Corp.
3.75%, 10/1/2025 150,000 147,745
3.30%, 7/15/2026 225,000 218,790
3.25%, 7/15/2027 150,000 143,984
5.75%, 1/17/2029 100,000 104,062
2.40%, 2/15/2030 100,000 88,562
5.95%, 4/1/2030 200,000 211,606
2.45%,
12/14/2031(a) 100,000 84,717
6.00%,
1/17/2034(a) 125,000 134,141
3,303,498
Containers & Packaging - 0 .3%
Amcor Finance USA, Inc.
3.63%, 4/28/2026 150,000 146,368
4.50%, 5/15/2028 12,000 11,826
Amcor Flexibles North America, Inc.
2.63%, 6/19/2030 50,000 43,877
AptarGroup, Inc.
3.60%,
3/15/2032(a) 150,000 133,644
Avery Dennison Corp.
4.88%, 12/6/2028 156,000 156,362
2.65%, 4/30/2030 350,000 312,169
2.25%, 2/15/2032 250,000 207,326
5.75%, 3/15/2033 100,000 104,840
Packaging Corp. of America
3.00%, 12/15/2029 278,000 254,731
1,371,143
Distributors - 0 .2%
Genuine Parts Co.
6.50%, 11/1/2028 150,000 159,825
1.88%, 11/1/2030 100,000 83,161
2.75%, 2/1/2032 100,000 85,056
6.88%, 11/1/2033 100,000 112,016

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Distributors - 0.2% (continued)
LKQ Corp.
5.75%, 6/15/2028 $ 200,000 $ 204,644
644,702
Diversified REITs - 1 .1%
Broadstone Net Lease LLC
REIT, 2.60%,
9/15/2031 150,000 123,116
GLP Capital LP
REIT, 5.38%,
4/15/2026(a) 403,000 402,282
REIT, 5.75%,
6/1/2028 300,000 303,806
REIT, 5.30%,
1/15/2029 400,000 399,226
REIT, 4.00%,
1/15/2030(a) 315,000 293,907
REIT, 4.00%,
1/15/2031 400,000 365,974
REIT, 3.25%,
1/15/2032 355,000 304,504
REIT, 6.75%,
12/1/2033 150,000 160,893
Rayonier LP
REIT, 2.75%,
5/17/2031(a) 250,000 213,815
Store Capital LLC
REIT, 4.50%,
3/15/2028 225,000 217,521
REIT, 4.63%,
3/15/2029(a) 141,000 136,274
VICI Properties LP
REIT, 4.75%,
2/15/2028 505,000 499,155
REIT, 4.95%,
2/15/2030 403,000 394,795
REIT, 5.13%,
5/15/2032(a) 600,000 585,027
REIT, 5.75%,
4/1/2034 250,000 253,746
WP Carey, Inc.
REIT, 3.85%,
7/15/2029 50,000 47,608
4,701,649
Diversified Telecommunication Services - 0 .4%
Deutsche Telekom International Finance BV
8.75%,
6/15/2030(c) 750,000 891,137
Koninklijke KPN NV
8.38%, 10/1/2030 201,000 235,588
Orange SA
9.00%, 3/1/2031(c) 50,000 60,675
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 0.4% (continued)
Sprint Capital Corp.
6.88%,
11/15/2028(a) $ 300,000 $ 321,645
8.75%, 3/15/2032 100,000 121,592
1,630,637
Electric Utilities - 1 .5%
American Electric Power Co., Inc.
Series N, 1.00%,
11/1/2025 150,000 142,545
3.88%,
2/15/2062(a)(e) 351,000 326,655
Appalachian Power Co.
5.65%, 4/1/2034 250,000 255,325
Avangrid, Inc.
3.80%, 6/1/2029 225,000 213,994
Duke Energy Corp.
3.25%,
1/15/2082(e) 101,000 91,573
Enel Chile SA
4.88%, 6/12/2028 75,000 73,745
Fortis, Inc.
3.06%, 10/4/2026 250,000 239,931
Kentucky Utilities Co.
Series KENT,
5.45%,
4/15/2033(a) 50,000 51,630
Louisville Gas and Electric Co.
Series LOU,
5.45%, 4/15/2033 50,000 51,517
MidAmerican Energy Co.
3.10%, 5/1/2027 125,000 120,453
3.65%,
4/15/2029(a) 353,000 339,924
6.75%, 12/30/2031 150,000 170,375
5.35%, 1/15/2034 250,000 259,438
Nevada Power Co.
Series CC, 3.70%,
5/1/2029 252,000 242,063
Series DD, 2.40%,
5/1/2030 200,000 176,387
NextEra Energy Capital Holdings, Inc.
4.80%,
12/1/2077(e) 61,000 56,606
5.65%, 5/1/2079(e) 97,000 93,584
3.80%,
3/15/2082(e) 110,000 102,413
Oncor Electric Delivery Co. LLC
5.65%,
11/15/2033(a) 150,000 157,690
PacifiCorp
5.10%, 2/15/2029 150,000 152,105
3.50%, 6/15/2029 150,000 141,889
2.70%, 9/15/2030 150,000 132,904
5.30%, 2/15/2031 250,000 253,986

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 1.5% (continued)
PacifiCorp (continued)
5.45%, 2/15/2034 $ 400,000 $ 404,432
Public Service Electric and Gas Co.
5.20%, 8/1/2033 150,000 153,776
Sierra Pacific Power Co.
2.60%, 5/1/2026 200,000 192,629
Southern Co. (The)
5.70%, 3/15/2034 250,000 260,338
Series B, 4.00%,
1/15/2051(e) 542,000 526,434
Series 21-
A, 3.75%,
9/15/2051(e) 450,000 424,250
System Energy Resources, Inc.
6.00%, 4/15/2028 150,000 154,993
5,963,584
Electrical Equipment - 0 .2%
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030 400,000 338,916
Hubbell, Inc.
3.35%, 3/1/2026 351,000 342,165
3.50%, 2/15/2028 100,000 95,970
777,051
Electronic Equipment, Instruments & Components - 2 .1%
Allegion US Holding Co., Inc.
3.55%, 10/1/2027 150,000 144,058
5.41%, 7/1/2032 100,000 102,138
5.60%, 5/29/2034 100,000 102,413
Amphenol Corp.
4.75%,
3/30/2026(a) 150,000 149,901
5.05%, 4/5/2027(a) 150,000 151,599
5.05%, 4/5/2029 250,000 254,835
4.35%, 6/1/2029 243,000 240,066
2.80%, 2/15/2030 361,000 328,473
2.20%,
9/15/2031(a) 350,000 295,068
5.25%, 4/5/2034 150,000 153,231
Arrow Electronics, Inc.
3.88%, 1/12/2028 115,000 110,308
Avnet, Inc.
4.63%, 4/15/2026 176,000 174,295
6.25%, 3/15/2028 100,000 103,917
CDW LLC
2.67%, 12/1/2026 404,000 381,989
4.25%, 4/1/2028(a) 402,000 388,770
3.28%,
12/1/2028(a) 202,000 186,830
3.25%,
2/15/2029(a) 350,000 320,559
3.57%, 12/1/2031 400,000 355,801
Flex Ltd.
3.75%, 2/1/2026 130,000 127,261
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 2.1%
(continued)
Flex Ltd. (continued)
6.00%, 1/15/2028 $ 130,000 $ 133,762
4.88%, 6/15/2029 200,000 197,608
4.88%, 5/12/2030 62,000 61,110
Jabil, Inc.
1.70%, 4/15/2026 250,000 236,053
4.25%, 5/15/2027 250,000 245,500
3.95%,
1/12/2028(a) 130,000 125,246
3.60%, 1/15/2030 200,000 184,889
Keysight Technologies, Inc.
4.60%, 4/6/2027 350,000 348,097
3.00%, 10/30/2029 300,000 273,413
TD SYNNEX Corp.
1.75%, 8/9/2026 150,000 140,316
2.38%, 8/9/2028 102,000 92,456
2.65%, 8/9/2031 200,000 166,807
6.10%, 4/12/2034 200,000 205,751
Teledyne Technologies, Inc.
1.60%, 4/1/2026 200,000 188,983
2.25%, 4/1/2028 257,000 235,160
2.75%, 4/1/2031(a) 500,000 437,628
Tyco Electronics Group SA
4.50%, 2/13/2026 200,000 199,453
3.70%, 2/15/2026 131,000 128,965
3.13%,
8/15/2027(a) 350,000 335,378
2.50%, 2/4/2032 100,000 86,521
Vontier Corp.
2.40%, 4/1/2028 352,000 317,965
2.95%, 4/1/2031(a) 225,000 191,451
8,604,024
Energy Equipment & Services - 0 .1%
Baker Hughes Holdings LLC
2.06%,
12/15/2026(a) 200,000 188,359
3.14%, 11/7/2029 100,000 93,096
Helmerich & Payne, Inc.
2.90%, 9/29/2031 250,000 213,344
Schlumberger Investment SA
4.85%, 5/15/2033 50,000 50,201
545,000
Entertainment - 1 .0%
Electronic Arts, Inc.
4.80%, 3/1/2026 200,000 199,988
1.85%, 2/15/2031 300,000 251,825
Netflix, Inc.
4.38%,
11/15/2026(a) 350,000 347,908
4.88%, 4/15/2028 650,000 656,000
5.88%, 11/15/2028 815,000 854,739

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 1.0% (continued)
Netflix, Inc. (continued)
6.38%,
5/15/2029(a) $ 300,000 $ 322,198
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 200,000 200,273
3.70%, 4/14/2027 150,000 146,056
4.95%, 3/28/2028 300,000 301,511
4.00%, 4/14/2032 150,000 139,793
5.60%, 6/12/2034 150,000 152,878
Tencent Music Entertainment Group
2.00%, 9/3/2030 400,000 340,531
3,913,700
Financial Services - 3 .7%
Apollo Global Management, Inc.
6.38%,
11/15/2033(a) 200,000 216,513
Berkshire Hathaway, Inc.
3.13%,
3/15/2026(a) 150,000 146,932
Block Financial LLC
2.50%, 7/15/2028 200,000 182,144
3.88%,
8/15/2030(a) 350,000 327,462
Citigroup Global Markets Holdings, Inc.
5.00%, 5/28/2029 100,000 98,608
Corebridge Financial, Inc.
6.88%,
12/15/2052(e) 400,000 407,203
Equitable Holdings, Inc.
4.35%, 4/20/2028 575,000 564,516
Fidelity National Information Services, Inc.
1.15%, 3/1/2026(a) 500,000 471,915
1.65%, 3/1/2028 150,000 134,698
5.10%, 7/15/2032 150,000 151,494
Fiserv, Inc.
3.20%, 7/1/2026 900,000 873,420
5.15%,
3/15/2027(a) 250,000 252,930
2.25%, 6/1/2027 350,000 327,334
5.45%, 3/2/2028 350,000 358,226
5.38%, 8/21/2028 250,000 256,025
4.20%, 10/1/2028 596,000 583,790
3.50%, 7/1/2029(a) 1,311,000 1,239,961
2.65%, 6/1/2030(a) 550,000 491,094
5.35%,
3/15/2031(a) 200,000 205,284
5.60%, 3/2/2033(a) 400,000 413,959
5.63%, 8/21/2033 575,000 595,332
5.45%, 3/15/2034 350,000 357,914
Global Payments, Inc.
3.20%, 8/15/2029 25,000 22,910
Mastercard, Inc.
2.95%, 11/21/2026 250,000 241,616
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 3.7% (continued)
Mastercard, Inc. (continued)
3.30%,
3/26/2027(a) $ 403,000 $ 391,895
2.95%, 6/1/2029 551,000 517,561
3.35%, 3/26/2030 653,000 618,647
1.90%,
3/15/2031(a) 250,000 213,765
2.00%,
11/18/2031(a) 275,000 231,944
4.85%, 3/9/2033(a) 250,000 254,247
4.88%, 5/9/2034 250,000 253,353
MGIC Investment Corp.
5.25%,
8/15/2028(a) 250,000 246,814
National Rural Utilities Cooperative Finance
Corp.
8.00%, 3/1/2032 100,000 118,034
5.25%,
4/20/2046(e) 100,000 97,952
NMI Holdings, Inc.
6.00%, 8/15/2029 150,000 151,042
Radian Group, Inc.
4.88%,
3/15/2027(a) 193,000 190,863
Synchrony Bank
5.40%, 8/22/2025 312,000 311,202
5.63%, 8/23/2027 404,000 405,302
Visa, Inc.
3.15%, 12/14/2025 282,000 276,346
1.90%, 4/15/2027 167,000 156,356
2.75%, 9/15/2027 260,000 248,061
2.05%,
4/15/2030(a) 675,000 594,390
1.10%,
2/15/2031(a) 250,000 203,883
Voya Financial, Inc.
4.70%,
1/23/2048(e) 250,000 217,429
Western Union Co. (The)
1.35%, 3/15/2026 250,000 235,468
2.75%, 3/15/2031 150,000 127,635
14,983,469
Food Products - 1 .3%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 250,000 240,954
3.25%, 8/15/2026 250,000 241,999
Flowers Foods, Inc.
3.50%, 10/1/2026 150,000 145,429
General Mills, Inc.
3.20%, 2/10/2027 300,000 288,909
4.20%, 4/17/2028 292,000 287,648
5.50%,
10/17/2028(a) 100,000 103,070
2.88%, 4/15/2030 177,000 160,128

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 1.3% (continued)
General Mills, Inc. (continued)
4.95%, 3/29/2033 $ 175,000 $ 174,428
Hershey Co. (The)
1.70%, 6/1/2030(a) 150,000 128,686
Ingredion, Inc.
3.20%, 10/1/2026 200,000 193,429
2.90%, 6/1/2030 200,000 181,322
Kellanova
Series B, 7.45%,
4/1/2031 100,000 113,489
Mondelez International, Inc.
2.63%, 3/17/2027 452,000 429,332
4.75%,
2/20/2029(a) 150,000 150,913
2.75%,
4/13/2030(a) 323,000 292,407
1.50%, 2/4/2031 100,000 81,705
3.00%,
3/17/2032(a) 500,000 441,763
1.88%, 10/15/2032 150,000 120,953
Unilever Capital Corp.
2.00%, 7/28/2026 150,000 142,686
2.90%, 5/5/2027 251,000 240,993
3.50%, 3/22/2028 202,000 195,589
4.88%, 9/8/2028 100,000 101,660
2.13%, 9/6/2029(a) 325,000 291,211
1.38%,
9/14/2030(a) 100,000 83,627
1.75%, 8/12/2031 250,000 208,742
5.90%, 11/15/2032 200,000 216,895
5.00%,
12/8/2033(a) 150,000 153,767
5,411,734
Gas Utilities - 0 .3%
Atmos Energy Corp.
2.63%, 9/15/2029 200,000 182,126
5.90%,
11/15/2033(a) 250,000 266,748
National Fuel Gas Co.
5.50%, 1/15/2026 233,000 233,720
5.50%, 10/1/2026 100,000 100,840
3.95%, 9/15/2027 150,000 145,186
4.75%, 9/1/2028 51,000 50,351
2.95%, 3/1/2031 350,000 300,960
Southern Natural Gas Co. LLC
8.00%, 3/1/2032 100,000 115,897
1,395,828
Ground Transportation - 0 .2%
Burlington Northern Santa Fe LLC
3.65%, 9/1/2025 250,000 246,822
7.95%,
8/15/2030(a) 100,000 117,743
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 0.2% (continued)
Canadian National Railway Co.
3.85%, 8/5/2032(a) $ 50,000 $ 47,197
CSX Corp.
3.35%, 11/1/2025 200,000 196,136
3.25%, 6/1/2027(a) 30,000 29,011
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 150,000 147,595
784,504
Health Care Equipment & Supplies - 0 .9%
Becton Dickinson & Co.
3.70%, 6/6/2027 50,000 48,696
Boston Scientific Corp.
3.75%, 3/1/2026 250,000 245,353
4.00%, 3/1/2028 100,000 98,273
2.65%, 6/1/2030 600,000 539,300
DH Europe Finance II Sarl
2.60%, 11/15/2029 152,000 138,439
Edwards Lifesciences Corp.
4.30%, 6/15/2028 250,000 244,962
Smith & Nephew plc
2.03%,
10/14/2030(a) 100,000 84,864
STERIS Irish FinCo. UnLtd Co.
2.70%, 3/15/2031 150,000 129,336
Stryker Corp.
3.38%,
11/1/2025(a) 350,000 343,296
3.50%,
3/15/2026(a) 480,000 470,565
3.65%, 3/7/2028 250,000 241,677
4.85%, 12/8/2028 350,000 352,857
1.95%, 6/15/2030 300,000 258,469
Zimmer Biomet Holdings, Inc.
3.05%,
1/15/2026(a) 200,000 194,697
5.35%, 12/1/2028 50,000 51,167
3.55%, 3/20/2030 50,000 46,417
3,488,368
Health Care Providers & Services - 1 .7%
Cardinal Health, Inc.
3.75%, 9/15/2025 200,000 197,038
3.41%, 6/15/2027 504,000 485,303
5.13%,
2/15/2029(a) 400,000 405,502
5.45%,
2/15/2034(a) 125,000 128,005
Cencora, Inc.
3.45%,
12/15/2027(a) 311,000 298,811
2.80%, 5/15/2030 300,000 269,360
2.70%, 3/15/2031 430,000 376,264
5.13%, 2/15/2034 200,000 201,620

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 1.7% (continued)
Centene Corp.
4.25%,
12/15/2027(a) $ 480,000 $ 464,735
4.63%,
12/15/2029(a) 252,000 242,540
3.38%, 2/15/2030 650,000 585,631
2.50%, 3/1/2031 100,000 83,717
Elevance Health, Inc.
5.35%, 10/15/2025 200,000 200,599
1.50%,
3/15/2026(a) 275,000 260,718
3.65%, 12/1/2027 100,000 96,952
4.10%, 3/1/2028(a) 100,000 98,080
2.88%, 9/15/2029 250,000 229,363
2.25%, 5/15/2030 150,000 131,322
2.55%, 3/15/2031 150,000 130,785
4.75%, 2/15/2033 50,000 49,362
HCA, Inc.
4.13%, 6/15/2029 150,000 144,707
3.63%, 3/15/2032 100,000 90,030
Laboratory Corp. of America Holdings
1.55%, 6/1/2026 152,000 142,786
2.95%, 12/1/2029 400,000 364,737
McKesson Corp.
0.90%,
12/3/2025(a) 225,000 213,421
1.30%, 8/15/2026 252,000 235,279
4.90%, 7/15/2028 150,000 151,896
5.10%,
7/15/2033(a) 300,000 306,484
Quest Diagnostics, Inc.
4.20%, 6/30/2029 100,000 97,956
UnitedHealth Group, Inc.
4.00%, 5/15/2029 80,000 78,317
2.00%, 5/15/2030 150,000 130,515
4.20%, 5/15/2032 150,000 144,020
7,035,855
Health Care REITs - 0 .7%
Alexandria Real Estate Equities, Inc.
REIT, 3.38%,
8/15/2031(a) 100,000 90,296
REIT, 1.88%,
2/1/2033 150,000 116,180
Healthpeak OP LLC
REIT, 2.88%,
1/15/2031 250,000 221,175
National Health Investors, Inc.
REIT, 3.00%,
2/1/2031 200,000 170,021
Omega Healthcare Investors, Inc.
REIT, 5.25%,
1/15/2026 400,000 398,925
REIT, 4.50%,
4/1/2027 391,000 383,124
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 0.7% (continued)
Omega Healthcare Investors, Inc.
(continued)
REIT, 4.75%,
1/15/2028(a) $ 251,000 $ 246,807
REIT, 3.63%,
10/1/2029 251,000 229,429
REIT, 3.38%,
2/1/2031 250,000 220,401
REIT, 3.25%,
4/15/2033 250,000 208,145
Sabra Health Care LP
REIT, 5.13%,
8/15/2026(a) 302,000 300,497
REIT, 3.90%,
10/15/2029 151,000 139,689
REIT, 3.20%,
12/1/2031(a) 100,000 85,362
Welltower OP LLC
REIT, 4.13%,
3/15/2029 25,000 24,324
2,834,375
Hotel & Resort REITs - 0 .2%
Host Hotels & Resorts LP
Series H, REIT,
3.38%, 12/15/2029 253,000 230,930
Series I, REIT,
3.50%, 9/15/2030 550,000 500,402
Series J, REIT,
2.90%, 12/15/2031 250,000 213,742
945,074
Hotels, Restaurants & Leisure - 2 .6%
Choice Hotels International, Inc.
3.70%,
12/1/2029(a) 250,000 229,530
3.70%, 1/15/2031 75,000 67,666
Darden Restaurants, Inc.
3.85%, 5/1/2027 300,000 292,115
6.30%, 10/10/2033 150,000 158,518
Las Vegas Sands Corp.
5.90%, 6/1/2027(a) 650,000 660,324
3.90%, 8/8/2029 250,000 231,100
6.00%, 8/15/2029 100,000 101,860
Marriott International, Inc.
3.75%,
10/1/2025(a) 150,000 147,738
Series R, 3.13%,
6/15/2026 300,000 290,446
5.45%,
9/15/2026(a) 150,000 152,142
5.00%, 10/15/2027 343,000 346,019
Series X, 4.00%,
4/15/2028 102,000 99,392
5.55%, 10/15/2028 200,000 206,158

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 2.6% (continued)
Marriott International, Inc. (continued)
Series AA, 4.65%,
12/1/2028 $ 100,000 $ 99,608
4.90%, 4/15/2029 500,000 503,104
4.88%, 5/15/2029 150,000 150,906
Series FF, 4.63%,
6/15/2030 302,000 299,577
Series HH, 2.85%,
4/15/2031 450,000 394,430
Series GG, 3.50%,
10/15/2032 375,000 334,236
Series II, 2.75%,
10/15/2033(a) 125,000 104,033
5.30%, 5/15/2034 400,000 403,180
McDonald's Corp.
1.45%, 9/1/2025(a) 200,000 192,825
3.50%, 3/1/2027(a) 310,000 301,361
3.50%, 7/1/2027(a) 434,000 421,183
3.80%, 4/1/2028 206,000 200,791
4.80%, 8/14/2028 300,000 302,228
5.00%, 5/17/2029 100,000 101,801
2.63%, 9/1/2029(a) 190,000 174,053
2.13%, 3/1/2030 301,000 263,689
3.60%, 7/1/2030(a) 200,000 189,168
4.60%, 9/9/2032 230,000 227,562
4.95%,
8/14/2033(a) 300,000 302,717
5.20%, 5/17/2034 100,000 102,991
Sands China Ltd.
5.12%, 8/8/2025(c) 450,000 446,779
3.80%, 1/8/2026(c) 450,000 436,719
2.30%, 3/8/2027(c) 200,000 183,624
5.40%, 8/8/2028(c) 750,000 739,181
2.85%, 3/8/2029(c) 400,000 352,586
4.38%,
6/18/2030(a)(c) 300,000 278,119
10,489,459
Household Durables - 0 .5%
DR Horton, Inc.
2.60%, 10/15/2025 280,000 271,935
1.30%,
10/15/2026(a) 300,000 278,119
Lennar Corp.
5.25%, 6/1/2026 200,000 200,714
Meritage Homes Corp.
5.13%, 6/6/2027 50,000 49,998
NVR, Inc.
3.00%, 5/15/2030 527,000 478,800
PulteGroup, Inc.
5.00%, 1/15/2027 293,000 294,372
7.88%, 6/15/2032 100,000 117,203
6.38%,
5/15/2033(a) 150,000 161,888
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 0.5% (continued)
Toll Brothers Finance Corp.
4.88%, 3/15/2027 $ 303,000 $ 301,896
2,154,925
Household Products - 0 .7%
Church & Dwight Co., Inc.
3.15%, 8/1/2027 350,000 336,345
2.30%, 12/15/2031 150,000 127,509
5.60%, 11/15/2032 200,000 211,264
Colgate-Palmolive Co.
3.25%,
8/15/2032(a) 200,000 183,122
4.60%, 3/1/2033 250,000 251,794
Kimberly-Clark Corp.
1.05%,
9/15/2027(a) 150,000 135,195
3.95%, 11/1/2028 100,000 98,246
3.20%, 4/25/2029 300,000 284,531
3.10%, 3/26/2030 52,000 48,586
Procter & Gamble Co. (The)
2.45%, 11/3/2026 162,000 155,184
2.80%, 3/25/2027 316,000 304,327
3.00%,
3/25/2030(a) 264,000 247,785
1.95%, 4/23/2031 25,000 21,778
4.55%, 1/29/2034 175,000 176,028
5.50%, 2/1/2034 75,000 80,025
2,661,719
Independent Power and Renewable Electricity Producers - 0 .0% (d)
Constellation Energy Generation LLC
6.13%, 1/15/2034 75,000 80,023
Industrial Conglomerates - 0 .2%
Honeywell International, Inc.
2.50%,
11/1/2026(a) 100,000 95,706
4.25%, 1/15/2029 150,000 149,164
1.95%, 6/1/2030 50,000 43,636
1.75%, 9/1/2031 100,000 82,978
5.00%,
2/15/2033(a) 85,000 86,577
Pentair Finance Sarl
4.50%, 7/1/2029 100,000 98,250
5.90%, 7/15/2032 200,000 210,267
766,578
Industrial REITs - 0 .0% (d)
Prologis LP
REIT, 4.75%,
6/15/2033 100,000 98,789

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5 .4%
ACE Capital Trust II
9.70%, 4/1/2030 $ 100,000 $ 119,739
Aegon Ltd.
5.50%,
4/11/2048(e) 200,000 194,741
Aflac, Inc.
1.13%,
3/15/2026(a) 50,000 47,197
3.60%, 4/1/2030 252,000 237,814
Alleghany Corp.
3.63%, 5/15/2030 175,000 166,674
American Financial Group, Inc.
5.25%, 4/2/2030 100,000 102,247
American International Group, Inc.
Series A-9, 5.75%,
4/1/2048(e) 402,000 396,731
Aon Corp.
8.21%, 1/1/2027(a) 230,000 246,004
2.85%, 5/28/2027 313,000 297,991
4.50%, 12/15/2028 170,000 168,060
3.75%, 5/2/2029(a) 325,000 311,223
2.80%, 5/15/2030 437,000 393,087
2.05%, 8/23/2031 200,000 165,656
2.60%, 12/2/2031 185,000 157,833
5.00%, 9/12/2032 175,000 175,084
5.35%,
2/28/2033(a) 350,000 356,112
Aon Global Ltd.
3.88%, 12/15/2025 335,000 330,408
Aon North America, Inc.
5.13%, 3/1/2027 250,000 252,820
5.15%, 3/1/2029 250,000 253,933
5.30%, 3/1/2031(a) 150,000 152,832
5.45%, 3/1/2034 750,000 765,448
Arch Capital Finance LLC
4.01%, 12/15/2026 200,000 195,487
Arch Capital Group Ltd.
7.35%, 5/1/2034 150,000 173,716
Arthur J Gallagher & Co.
2.40%, 11/9/2031 150,000 124,903
5.50%, 3/2/2033 150,000 153,739
6.50%, 2/15/2034 150,000 162,775
5.45%, 7/15/2034 150,000 152,724
Assurant, Inc.
4.90%, 3/27/2028 250,000 248,019
3.70%, 2/22/2030 201,000 186,455
2.65%, 1/15/2032 125,000 104,740
6.75%, 2/15/2034 75,000 81,554
Athene Holding Ltd.
4.13%, 1/12/2028 500,000 488,204
6.15%, 4/3/2030 200,000 210,949
3.50%, 1/15/2031 200,000 181,610
6.65%, 2/1/2033 150,000 161,379
5.88%, 1/15/2034 300,000 305,916
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.4% (continued)
AXA SA
8.60%, 12/15/2030 $ 100,000 $ 119,616
AXIS Specialty Finance LLC
4.90%,
1/15/2040(e) 202,000 188,277
Berkshire Hathaway Finance Corp.
1.85%, 3/12/2030 250,000 218,731
1.45%,
10/15/2030(a) 250,000 210,865
2.88%,
3/15/2032(a) 250,000 224,082
Brown & Brown, Inc.
4.50%, 3/15/2029 250,000 245,240
2.38%,
3/15/2031(a) 252,000 211,966
4.20%,
3/17/2032(a) 200,000 186,088
5.65%,
6/11/2034(a) 250,000 253,103
Chubb INA Holdings LLC
3.35%, 5/3/2026 150,000 146,385
CNA Financial Corp.
4.50%, 3/1/2026(a) 200,000 198,619
3.90%, 5/1/2029 300,000 289,182
2.05%, 8/15/2030 200,000 171,027
5.50%, 6/15/2033 175,000 178,740
5.13%, 2/15/2034 225,000 223,629
Enstar Finance LLC
5.75%, 9/1/2040(e) 200,000 191,999
5.50%,
1/15/2042(e) 200,000 178,716
Enstar Group Ltd.
4.95%, 6/1/2029 2,000 1,938
3.10%, 9/1/2031 400,000 329,795
F&G Annuities & Life, Inc.
7.40%, 1/13/2028 35,000 36,578
6.50%, 6/4/2029(a) 250,000 253,931
Fairfax Financial Holdings Ltd.
4.63%, 4/29/2030 225,000 219,802
3.38%, 3/3/2031 150,000 133,194
5.63%,
8/16/2032(a) 125,000 126,901
6.00%,
12/7/2033(b) 150,000 155,544
Fidelity National Financial, Inc.
4.50%, 8/15/2028 100,000 98,342
3.40%, 6/15/2030 250,000 226,538
2.45%, 3/15/2031 75,000 62,882
First American Financial Corp.
2.40%,
8/15/2031(a) 100,000 81,486
Globe Life, Inc.
4.55%, 9/15/2028 50,000 48,606
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 300,000 257,289

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.4% (continued)
Hartford Financial Services Group, Inc.
(The)
2.80%,
8/19/2029(a) $ 302,000 $ 275,264
Horace Mann Educators Corp.
4.50%, 12/1/2025 100,000 98,625
7.25%, 9/15/2028 100,000 107,425
Kemper Corp.
3.80%, 2/23/2032 250,000 218,884
Manulife Financial Corp.
4.15%, 3/4/2026 252,000 249,107
2.48%, 5/19/2027 102,000 95,881
4.06%,
2/24/2032(e) 301,000 292,480
Markel Group, Inc.
3.35%, 9/17/2029 200,000 187,434
Marsh & McLennan Cos., Inc.
3.75%, 3/14/2026 50,000 49,160
4.38%,
3/15/2029(a) 105,000 104,404
2.38%, 12/15/2031 150,000 127,693
5.75%,
11/1/2032(a) 200,000 213,034
5.88%, 8/1/2033 100,000 107,593
5.40%, 9/15/2033 150,000 156,174
5.15%, 3/15/2034 175,000 179,116
Old Republic International Corp.
3.88%, 8/26/2026 251,000 245,162
5.75%, 3/28/2034 150,000 152,462
Primerica, Inc.
2.80%, 11/19/2031 250,000 214,244
Principal Financial Group, Inc.
3.10%, 11/15/2026 250,000 240,062
3.70%, 5/15/2029 250,000 238,541
2.13%,
6/15/2030(a) 150,000 128,713
5.38%, 3/15/2033 100,000 102,068
Progressive Corp. (The)
3.20%, 3/26/2030 1,000 929
Prudential Financial, Inc.
4.50%,
9/15/2047(a)(e) 150,000 142,796
5.70%,
9/15/2048(e) 550,000 541,535
3.70%,
10/1/2050(e) 250,000 220,289
5.13%, 3/1/2052(e) 300,000 282,158
6.00%, 9/1/2052(e) 220,000 220,623
6.75%, 3/1/2053(e) 100,000 103,254
6.50%,
3/15/2054(a)(e) 325,000 331,339
Reinsurance Group of America, Inc.
3.90%, 5/15/2029 202,000 193,263
6.00%, 9/15/2033 250,000 260,494
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.4% (continued)
RenaissanceRe Finance, Inc.
3.45%, 7/1/2027 $ 150,000 $ 143,945
RenaissanceRe Holdings Ltd.
3.60%, 4/15/2029 200,000 188,851
5.75%, 6/5/2033 300,000 303,784
Trinity Acquisition plc
4.40%, 3/15/2026 301,000 297,562
Unum Group
3.88%, 11/5/2025 100,000 98,284
Willis North America, Inc.
4.65%, 6/15/2027 281,000 279,361
4.50%, 9/15/2028 260,000 255,913
2.95%, 9/15/2029 354,000 322,604
5.35%, 5/15/2033 390,000 391,428
22,054,833
Interactive Media & Services - 0 .3%
Meta Platforms, Inc.
3.50%,
8/15/2027(a) 500,000 487,042
3.85%, 8/15/2032 150,000 142,288
4.95%, 5/15/2033 250,000 255,172
Weibo Corp.
3.38%, 7/8/2030 200,000 177,547
1,062,049
IT Services - 0 .8%
Amdocs Ltd.
2.54%, 6/15/2030 250,000 220,281
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033(a) 200,000 208,292
CGI, Inc.
1.45%,
9/14/2026(a) 251,000 233,095
2.30%, 9/14/2031 200,000 163,587
Genpact Luxembourg Sarl
1.75%, 4/10/2026 250,000 236,412
IBM International Capital Pte. Ltd.
4.60%, 2/5/2029 150,000 150,086
4.90%, 2/5/2034 175,000 174,192
International Business Machines Corp.
3.45%, 2/19/2026 100,000 97,965
3.30%, 5/15/2026 100,000 97,681
2.20%, 2/9/2027(a) 100,000 94,301
1.70%,
5/15/2027(a) 150,000 138,955
4.15%, 7/27/2027 92,000 90,962
3.50%, 5/15/2029 705,000 670,833
VeriSign, Inc.
4.75%, 7/15/2027 250,000 248,024
2.70%, 6/15/2031 300,000 256,996
  3,081,662

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Life Sciences Tools & Services - 0 .2%
Agilent Technologies, Inc.
3.05%, 9/22/2026 $ 100,000 $ 96,223
2.75%, 9/15/2029 332,000 302,725
2.10%, 6/4/2030 200,000 173,413
2.30%, 3/12/2031 301,000 256,976
829,337
Machinery - 1 .4%
AGCO Corp.
5.80%,
3/21/2034(a) 200,000 203,716
Dover Corp.
3.15%, 11/15/2025 301,000 294,330
Flowserve Corp.
3.50%, 10/1/2030 500,000 458,597
2.80%,
1/15/2032(a) 125,000 105,978
Fortive Corp.
3.15%, 6/15/2026 401,000 387,444
IDEX Corp.
3.00%, 5/1/2030(a) 250,000 225,752
2.63%, 6/15/2031 200,000 172,955
Ingersoll Rand, Inc.
5.40%,
8/14/2028(a) 250,000 256,212
5.70%,
8/14/2033(a) 475,000 497,987
Nordson Corp.
5.60%, 9/15/2028 250,000 257,315
5.80%,
9/15/2033(a) 150,000 158,029
nVent Finance Sarl
4.55%, 4/15/2028 100,000 98,623
2.75%, 11/15/2031 50,000 42,133
5.65%,
5/15/2033(a) 100,000 101,913
Otis Worldwide Corp.
2.29%, 4/5/2027 200,000 187,846
5.25%,
8/16/2028(a) 250,000 255,008
2.57%, 2/15/2030 653,000 582,980
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 320,000 309,775
4.70%,
9/15/2028(c) 614,000 610,608
5.61%, 3/11/2034 200,000 205,748
Xylem, Inc.
3.25%, 11/1/2026 200,000 193,562
1.95%, 1/30/2028 150,000 136,908
2.25%, 1/30/2031 150,000 128,339
5,871,758
Media - 0 .5%
Fox Corp.
4.71%, 1/25/2029 800,000 798,896
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 0.5% (continued)
Fox Corp. (continued)
6.50%,
10/13/2033(a) $ 400,000 $ 429,230
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030 27,000 26,815
Omnicom Group, Inc.
3.60%, 4/15/2026 400,000 390,782
2.45%, 4/30/2030 150,000 132,219
4.20%, 6/1/2030 100,000 96,843
2.60%, 8/1/2031 100,000 86,452
1,961,237
Metals & Mining - 1 .4%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028 52,000 47,614
ArcelorMittal SA
6.80%, 11/29/2032 100,000 108,184
BHP Billiton Finance USA Ltd.
4.88%,
2/27/2026(a) 450,000 450,374
6.42%, 3/1/2026 100,000 102,425
5.25%, 9/8/2026 700,000 707,844
4.75%, 2/28/2028 215,000 216,251
5.10%, 9/8/2028 400,000 407,448
5.25%, 9/8/2030 125,000 129,238
4.90%, 2/28/2033 100,000 100,333
5.25%, 9/8/2033 550,000 562,957
Nucor Corp.
3.13%, 4/1/2032 150,000 133,293
Reliance, Inc.
1.30%, 8/15/2025 252,000 241,654
2.15%, 8/15/2030 150,000 128,713
Rio Tinto Alcan, Inc.
7.25%,
3/15/2031(a) 150,000 169,668
6.13%,
12/15/2033(a) 350,000 380,522
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028 132,000 144,177
Steel Dynamics, Inc.
1.65%, 10/15/2027 100,000 90,605
3.45%, 4/15/2030 100,000 92,802
3.25%, 1/15/2031 150,000 135,522
Vale Canada Ltd.
7.20%, 9/15/2032 100,000 106,500
Vale Overseas Ltd.
3.75%, 7/8/2030 420,000 387,968
6.13%, 6/12/2033 725,000 741,621
8.25%, 1/17/2034 150,000 177,977
5,763,690
Multi-Utilities - 0 .9%
Berkshire Hathaway Energy Co.
3.25%,
4/15/2028(a) 250,000 238,271

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 0.9% (continued)
Berkshire Hathaway Energy Co. (continued)
8.48%, 9/15/2028 $ 150,000 $ 171,643
3.70%, 7/15/2030 633,000 601,364
1.65%, 5/15/2031 300,000 246,256
CMS Energy Corp.
4.75%, 6/1/2050(e) 85,000 78,439
3.75%,
12/1/2050(e) 100,000 83,937
NiSource, Inc.
5.35%, 4/1/2034 150,000 151,110
6.95%,
11/30/2054(e) 100,000 101,408
Public Service Enterprise Group, Inc.
0.80%,
8/15/2025(a) 152,000 145,182
5.85%, 11/15/2027 200,000 206,100
5.88%,
10/15/2028(a) 125,000 129,959
5.20%, 4/1/2029 350,000 355,966
1.60%,
8/15/2030(a) 150,000 124,807
2.45%, 11/15/2031 150,000 126,717
6.13%, 10/15/2033 100,000 106,448
5.45%, 4/1/2034 150,000 152,550
Puget Energy, Inc.
4.10%, 6/15/2030 50,000 47,223
Sempra
3.25%, 6/15/2027 130,000 124,470
5.50%, 8/1/2033(a) 125,000 127,920
4.13%, 4/1/2052(a)
(e) 200,000 184,540
3,504,310
Office REITs - 0 .1%
COPT Defense Properties LP
REIT, 2.25%,
3/15/2026 50,000 47,687
REIT, 2.00%,
1/15/2029 175,000 152,143
REIT, 2.75%,
4/15/2031 100,000 84,660
Highwoods Realty LP
REIT, 4.13%,
3/15/2028 100,000 95,291
REIT, 4.20%,
4/15/2029(a) 50,000 46,917
Kilroy Realty LP
REIT, 3.05%,
2/15/2030 25,000 21,618
448,316
Oil, Gas & Consumable Fuels - 12 .7%
Apache Corp.
4.38%,
10/15/2028(a) 100,000 95,789
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 12.7% (continued)
Apache Corp. (continued)
4.25%, 1/15/2030 $ 250,000 $ 236,410
Boardwalk Pipelines LP
5.95%, 6/1/2026 150,000 151,784
4.80%, 5/3/2029 302,000 300,226
3.40%,
2/15/2031(a) 100,000 89,433
3.60%, 9/1/2032 200,000 176,209
BP Capital Markets America, Inc.
4.81%, 2/13/2033 150,000 148,564
4.89%, 9/11/2033 50,000 49,780
Burlington Resources LLC
7.20%, 8/15/2031 100,000 114,035
7.40%, 12/1/2031 200,000 231,021
Canadian Natural Resources Ltd.
3.85%, 6/1/2027 750,000 730,492
2.95%,
7/15/2030(a) 200,000 179,468
7.20%, 1/15/2032 100,000 112,364
6.45%, 6/30/2033 150,000 160,203
Cenovus Energy, Inc.
2.65%,
1/15/2032(a) 150,000 126,660
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 350,000 331,123
Cheniere Energy Partners LP
4.50%, 10/1/2029 525,000 508,077
4.00%, 3/1/2031 500,000 462,772
3.25%,
1/31/2032(a) 200,000 174,482
5.95%, 6/30/2033 250,000 258,257
Cheniere Energy, Inc.
5.65%,
4/15/2034(b) 350,000 355,659
Chevron Corp.
2.95%, 5/16/2026 50,000 48,602
2.00%, 5/11/2027 50,000 46,836
2.24%,
5/11/2030(a) 50,000 44,271
Conoco Funding Co.
7.25%, 10/15/2031 100,000 114,446
ConocoPhillips
5.90%, 10/15/2032 100,000 107,299
ConocoPhillips Co.
6.95%, 4/15/2029 301,000 331,017
5.05%,
9/15/2033(a) 500,000 506,726
Continental Resources, Inc.
4.38%, 1/15/2028 403,000 393,191
Coterra Energy, Inc.
3.90%, 5/15/2027 402,000 391,200
4.38%, 3/15/2029 150,000 146,108
5.60%, 3/15/2034 100,000 101,798
Devon Energy Corp.
5.85%, 12/15/2025 215,000 216,790

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 12.7% (continued)
Devon Energy Corp. (continued)
7.88%, 9/30/2031 $ 250,000 $ 288,711
7.95%, 4/15/2032 150,000 174,528
Diamondback Energy, Inc.
3.25%, 12/1/2026 250,000 241,563
5.20%, 4/18/2027 650,000 657,152
3.50%,
12/1/2029(a) 303,000 284,855
5.15%,
1/30/2030(a) 300,000 304,701
3.13%, 3/24/2031 200,000 179,568
6.25%, 3/15/2033 400,000 427,211
5.40%,
4/18/2034(a) 500,000 506,133
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029 202,000 185,268
El Paso Natural Gas Co. LLC
8.38%,
6/15/2032(c) 100,000 117,966
Enbridge, Inc.
5.70%, 3/8/2033(a) 200,000 206,506
2.50%, 8/1/2033(a) 200,000 163,078
5.63%, 4/5/2034 350,000 358,312
7.20%,
6/27/2054(e) 150,000 152,654
7.38%,
3/15/2055(e) 100,000 101,330
Series 16-
A, 6.00%,
1/15/2077(e) 300,000 292,222
5.50%,
7/15/2077(e) 400,000 380,370
6.25%, 3/1/2078(a)
(e) 352,000 338,205
Series 20-
A, 5.75%,
7/15/2080(e) 435,000 412,706
7.38%,
1/15/2083(e) 200,000 201,191
7.63%,
1/15/2083(e) 250,000 259,770
8.25%,
1/15/2084(a)(e) 350,000 367,064
8.50%,
1/15/2084(e) 400,000 437,467
Energy Transfer LP
5.95%, 12/1/2025 250,000 252,004
4.75%, 1/15/2026 350,000 348,587
3.90%, 7/15/2026 100,000 97,865
6.05%,
12/1/2026(a) 200,000 204,492
4.40%, 3/15/2027 350,000 345,939
4.20%, 4/15/2027 150,000 147,437
5.50%, 6/1/2027 200,000 202,957
4.00%, 10/1/2027 100,000 97,554
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 12.7% (continued)
Energy Transfer LP (continued)
5.55%, 2/15/2028 $ 220,000 $ 224,082
4.95%, 5/15/2028 200,000 200,473
4.95%,
6/15/2028(a) 200,000 200,567
6.10%, 12/1/2028 150,000 156,390
5.25%, 4/15/2029 400,000 405,956
5.25%, 7/1/2029 250,000 252,713
4.15%, 9/15/2029 500,000 483,929
8.25%, 11/15/2029 50,000 57,093
3.75%,
5/15/2030(a) 275,000 259,032
6.40%,
12/1/2030(a) 200,000 214,226
5.75%, 2/15/2033 350,000 358,616
6.55%, 12/1/2033 525,000 566,876
5.55%, 5/15/2034 350,000 353,142
EnLink Midstream LLC
5.38%, 6/1/2029 50,000 49,814
EnLink Midstream Partners LP
4.85%, 7/15/2026 150,000 148,190
Enterprise Products Operating LLC
5.05%, 1/10/2026 200,000 200,840
3.70%,
2/15/2026(a) 170,000 167,272
4.60%, 1/11/2027 200,000 200,095
4.15%,
10/16/2028(a) 231,000 227,173
3.13%,
7/31/2029(a) 332,000 309,875
2.80%, 1/31/2030 257,000 234,429
5.35%, 1/31/2033 502,000 518,348
Series D, 6.88%,
3/1/2033 200,000 226,850
4.85%, 1/31/2034 350,000 348,911
Series E, 5.25%,
8/16/2077(e) 552,000 532,943
5.38%,
2/15/2078(e) 350,000 330,706
EOG Resources, Inc.
4.38%, 4/15/2030 102,000 101,284
EQT Corp.
7.00%, 2/1/2030(a)
(c) 50,000 53,928
Exxon Mobil Corp.
3.04%, 3/1/2026 50,000 48,792
3.48%, 3/19/2030 200,000 190,197
2.61%, 10/15/2030 126,000 113,227
Hess Corp.
4.30%, 4/1/2027 400,000 395,052
7.88%, 10/1/2029 200,000 227,517
7.30%, 8/15/2031 250,000 283,666
7.13%, 3/15/2033 200,000 227,916
HF Sinclair Corp.
5.88%, 4/1/2026 400,000 402,966

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 12.7% (continued)
HF Sinclair Corp. (continued)
5.00%, 2/1/2028(b) $ 200,000 $ 196,974
4.50%, 10/1/2030 100,000 95,509
Kinder Morgan Energy Partners LP
7.40%, 3/15/2031 100,000 112,541
7.75%, 3/15/2032 100,000 114,615
7.30%, 8/15/2033 175,000 198,309
Kinder Morgan, Inc.
7.80%, 8/1/2031(a) 102,000 117,655
7.75%, 1/15/2032 200,000 230,818
5.40%, 2/1/2034 275,000 277,042
Marathon Oil Corp.
4.40%, 7/15/2027 250,000 247,814
5.30%, 4/1/2029 250,000 255,511
6.80%, 3/15/2032 100,000 110,921
5.70%, 4/1/2034 250,000 260,359
Marathon Petroleum Corp.
3.80%, 4/1/2028 102,000 98,733
MPLX LP
1.75%, 3/1/2026 652,000 619,703
4.13%, 3/1/2027 500,000 491,116
4.25%, 12/1/2027 200,000 196,118
4.00%, 3/15/2028 505,000 490,887
4.80%, 2/15/2029 150,000 149,938
2.65%, 8/15/2030 550,000 485,628
4.95%, 9/1/2032 300,000 293,769
5.00%, 3/1/2033 225,000 220,141
5.50%, 6/1/2034 550,000 554,018
Occidental Petroleum Corp.
5.88%, 9/1/2025 250,000 251,016
5.50%,
12/1/2025(a) 170,000 170,309
5.55%, 3/15/2026 300,000 300,896
3.40%, 4/15/2026 150,000 145,150
8.50%, 7/15/2027 220,000 238,242
6.38%, 9/1/2028 205,000 213,579
3.50%, 8/15/2029 100,000 92,646
8.88%,
7/15/2030(a) 412,000 481,751
6.63%, 9/1/2030(a) 703,000 750,303
6.13%, 1/1/2031 500,000 522,218
7.50%, 5/1/2031(a) 425,000 477,308
7.88%, 9/15/2031 250,000 285,845
ONEOK, Inc.
2.20%, 9/15/2025 350,000 339,381
5.85%, 1/15/2026 150,000 151,537
5.00%, 3/1/2026 302,000 301,918
4.00%, 7/13/2027 190,000 186,212
4.55%, 7/15/2028 360,000 356,595
5.65%, 11/1/2028 150,000 154,640
4.35%, 3/15/2029 200,000 195,938
3.40%, 9/1/2029 200,000 187,204
3.10%,
3/15/2030(a) 229,000 209,169
5.80%, 11/1/2030 150,000 156,714
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 12.7% (continued)
ONEOK, Inc. (continued)
6.35%, 1/15/2031 $ 210,000 $ 223,016
6.10%,
11/15/2032(a) 225,000 237,761
6.05%, 9/1/2033(a) 850,000 894,151
Ovintiv, Inc.
5.38%, 1/1/2026 175,000 175,200
5.65%, 5/15/2028 150,000 153,213
8.13%, 9/15/2030 100,000 114,485
7.38%, 11/1/2031 100,000 110,760
6.25%,
7/15/2033(a) 150,000 156,880
Phillips 66
1.30%, 2/15/2026 100,000 94,581
3.90%, 3/15/2028 100,000 97,221
2.15%, 12/15/2030 250,000 214,205
Phillips 66 Co.
3.55%, 10/1/2026 155,000 150,871
4.95%, 12/1/2027 50,000 50,422
3.75%, 3/1/2028(a) 100,000 96,792
3.15%,
12/15/2029(a) 350,000 322,978
5.25%, 6/15/2031 250,000 254,955
5.30%, 6/30/2033 100,000 101,174
Pioneer Natural Resources Co.
1.13%,
1/15/2026(a) 450,000 427,612
5.10%, 3/29/2026 450,000 452,473
1.90%, 8/15/2030 300,000 257,803
2.15%, 1/15/2031 225,000 193,345
Plains All American Pipeline LP
4.65%, 10/15/2025 350,000 347,614
4.50%,
12/15/2026(a) 400,000 395,619
3.55%, 12/15/2029 452,000 421,853
3.80%, 9/15/2030 300,000 280,721
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 500,000 505,017
4.20%, 3/15/2028 150,000 146,769
4.50%,
5/15/2030(a) 400,000 392,298
Suncor Energy, Inc.
7.88%,
6/15/2026(a) 150,000 157,239
7.15%, 2/1/2032 250,000 279,252
Targa Resources Corp.
5.20%, 7/1/2027 235,000 237,405
6.15%, 3/1/2029 280,000 293,527
4.20%, 2/1/2033 250,000 229,960
6.13%, 3/15/2033 100,000 105,193
6.50%,
3/30/2034(a) 325,000 351,833
Targa Resources Partners LP
5.00%, 1/15/2028 125,000 123,814
5.50%, 3/1/2030 175,000 175,355

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 12.7% (continued)
Targa Resources Partners LP (continued)
4.88%, 2/1/2031 $ 200,000 $ 193,843
4.00%, 1/15/2032 350,000 318,837
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028 100,000 107,185
Texas Eastern Transmission LP
7.00%, 7/15/2032 100,000 110,992
Tosco Corp.
8.13%, 2/15/2030 152,000 178,544
TotalEnergies Capital International SA
2.83%,
1/10/2030(a) 25,000 22,921
Transcanada Trust
Series 16-
A, 5.88%,
8/15/2076(a)(e) 300,000 293,204
5.30%,
3/15/2077(e) 300,000 282,039
5.50%,
9/15/2079(a)(e) 200,000 185,930
5.60%, 3/7/2082(e) 25,000 23,188
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/2026 350,000 361,574
Valero Energy Corp.
2.15%, 9/15/2027 500,000 462,892
4.35%, 6/1/2028 200,000 197,099
4.00%, 4/1/2029 250,000 242,227
2.80%,
12/1/2031(a) 200,000 173,273
7.50%, 4/15/2032 200,000 228,828
Valero Energy Partners LP
4.50%, 3/15/2028 200,000 197,739
Western Midstream Operating LP
4.65%, 7/1/2026 252,000 249,299
4.50%, 3/1/2028 150,000 146,620
4.75%, 8/15/2028 100,000 98,409
6.35%, 1/15/2029 300,000 313,552
4.05%, 2/1/2030(c) 250,000 236,854
6.15%, 4/1/2033 200,000 207,790
Williams Cos., Inc. (The)
4.90%, 3/15/2029 150,000 150,431
Series A, 7.50%,
1/15/2031 100,000 112,369
7.75%, 6/15/2031 100,000 112,204
8.75%,
3/15/2032(c) 100,000 121,297
5.65%, 3/15/2033 25,000 25,819
5.15%, 3/15/2034 200,000 199,455
52,214,015
Paper & Forest Products - 0 .0% (d)
Suzano Austria GmbH
5.00%, 1/15/2030 200,000 192,392
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0 .2%
Conopco, Inc.
6.63%, 4/15/2028 $ 190,000 $ 203,540
Haleon US Capital LLC
3.38%, 3/24/2027 350,000 338,484
3.63%, 3/24/2032 200,000 183,643
725,667
Pharmaceuticals - 0 .7%
Eli Lilly & Co.
4.70%, 2/27/2033 300,000 301,343
Johnson & Johnson
2.45%, 3/1/2026 100,000 96,937
Merck & Co., Inc.
3.40%, 3/7/2029(a) 200,000 191,924
1.45%,
6/24/2030(a) 100,000 84,593
2.15%, 12/10/2031 320,000 272,188
4.50%,
5/17/2033(a) 275,000 271,620
6.50%,
12/1/2033(c) 150,000 170,468
Zoetis, Inc.
4.50%, 11/13/2025 300,000 298,183
5.40%,
11/14/2025(a) 250,000 251,280
3.00%, 9/12/2027 376,000 356,980
3.90%, 8/20/2028 252,000 245,019
2.00%, 5/15/2030 300,000 259,085
5.60%,
11/16/2032(a) 225,000 235,035
3,034,655
Professional Services - 0 .5%
Automatic Data Processing, Inc.
1.25%, 9/1/2030 51,000 42,513
Broadridge Financial Solutions, Inc.
3.40%,
6/27/2026(a) 200,000 194,268
2.90%, 12/1/2029 452,000 412,165
2.60%, 5/1/2031 400,000 344,238
Equifax, Inc.
2.60%, 12/15/2025 100,000 96,599
3.25%, 6/1/2026 100,000 96,788
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 150,000 156,847
5.90%, 3/1/2033 200,000 204,384
Verisk Analytics, Inc.
4.13%,
3/15/2029(a) 252,000 246,891
5.75%, 4/1/2033 200,000 210,230
5.25%, 6/5/2034 150,000 151,423
  2,156,346

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Real Estate Management & Development - 0 .2%
CBRE Services, Inc.
4.88%, 3/1/2026 $ 250,000 $ 249,450
5.50%, 4/1/2029 150,000 153,828
2.50%, 4/1/2031 151,000 128,556
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 120,000 128,737
660,571
Residential REITs - 0 .8%
American Homes 4 Rent LP
REIT, 4.25%,
2/15/2028 350,000 340,548
REIT, 4.90%,
2/15/2029 162,000 161,214
AvalonBay Communities, Inc.
REIT, 5.00%,
2/15/2033 100,000 100,077
Essential Properties LP
REIT, 2.95%,
7/15/2031(a) 200,000 168,970
Essex Portfolio LP
REIT, 3.38%,
4/15/2026 150,000 145,883
REIT, 3.63%,
5/1/2027(a) 150,000 145,320
REIT, 1.70%,
3/1/2028 250,000 224,035
REIT, 4.00%,
3/1/2029 151,000 145,238
REIT, 3.00%,
1/15/2030 202,000 183,305
REIT, 1.65%,
1/15/2031 100,000 81,321
REIT, 2.55%,
6/15/2031 250,000 213,986
REIT, 2.65%,
3/15/2032(a) 150,000 127,194
REIT, 5.50%,
4/1/2034 150,000 152,550
Invitation Homes Operating Partnership LP
REIT, 2.30%,
11/15/2028 250,000 224,899
REIT, 5.45%,
8/15/2030(a) 150,000 153,554
REIT, 2.00%,
8/15/2031(a) 150,000 121,839
REIT, 5.50%,
8/15/2033 200,000 201,948
Mid-America Apartments LP
REIT, 3.95%,
3/15/2029 28,000 27,186
Tanger Properties LP
REIT, 3.13%,
9/1/2026 200,000 190,970
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Residential REITs - 0.8% (continued)
Tanger Properties LP (continued)
REIT, 3.88%,
7/15/2027 $ 100,000 $ 96,104
REIT, 2.75%,
9/1/2031 200,000 167,115
3,373,256
Retail REITs - 0 .6%
Agree LP
REIT, 2.00%,
6/15/2028 202,000 181,512
REIT, 2.90%,
10/1/2030 150,000 132,388
REIT, 4.80%,
10/1/2032 150,000 144,403
REIT, 2.60%,
6/15/2033 100,000 80,567
REIT, 5.63%,
6/15/2034 150,000 152,298
Brixmor Operating Partnership LP
REIT, 4.13%,
6/15/2026 352,000 346,085
REIT, 4.13%,
5/15/2029 252,000 242,451
REIT, 4.05%,
7/1/2030 51,000 48,467
NNN REIT, Inc.
REIT, 4.00%,
11/15/2025 50,000 49,298
REIT, 3.60%,
12/15/2026 350,000 339,608
REIT, 3.50%,
10/15/2027 176,000 169,250
REIT, 4.30%,
10/15/2028(a) 91,000 89,104
REIT, 2.50%,
4/15/2030 100,000 87,771
REIT, 5.60%,
10/15/2033(a) 275,000 280,748
Phillips Edison Grocery Center Operating
Partnership I LP
REIT, 2.63%,
11/15/2031 100,000 83,373
Regency Centers LP
REIT, 3.90%,
11/1/2025 100,000 98,126
REIT, 2.95%,
9/15/2029 50,000 45,837
2,571,286
Semiconductors & Semiconductor Equipment - 1 .7%
Analog Devices, Inc.
4.25%, 10/1/2032 150,000 145,528

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 1.7% (continued)
Broadcom, Inc.
3.42%,
4/15/2033(b) $ 415,000 $ 366,388
Lam Research Corp.
3.75%, 3/15/2026 300,000 295,349
4.00%, 3/15/2029 300,000 294,184
1.90%,
6/15/2030(a) 300,000 259,673
Microchip Technology, Inc.
4.25%, 9/1/2025 400,000 395,699
5.05%, 3/15/2029 500,000 505,565
Micron Technology, Inc.
6.75%, 11/1/2029 25,000 26,973
NXP BV
3.88%,
6/18/2026(a) 400,000 392,648
3.15%, 5/1/2027(a) 100,000 95,659
5.55%, 12/1/2028 100,000 102,691
4.30%, 6/18/2029 450,000 439,882
3.40%, 5/1/2030(a) 402,000 372,360
2.50%, 5/11/2031 200,000 171,227
5.00%, 1/15/2033 200,000 198,905
Qorvo, Inc.
4.38%,
10/15/2029(a) 302,000 287,464
Skyworks Solutions, Inc.
1.80%, 6/1/2026 201,000 189,071
3.00%, 6/1/2031 325,000 284,012
Texas Instruments, Inc.
4.90%,
3/14/2033(a) 200,000 204,658
4.85%, 2/8/2034 250,000 253,702
TSMC Arizona Corp.
1.75%, 10/25/2026 500,000 468,621
3.88%, 4/22/2027 452,000 442,883
4.13%, 4/22/2029 200,000 197,809
2.50%, 10/25/2031 500,000 433,229
6,824,180
Software - 1 .9%
Adobe, Inc.
2.15%, 2/1/2027 412,000 389,602
4.80%, 4/4/2029 200,000 203,582
2.30%, 2/1/2030(a) 373,000 334,755
4.95%, 4/4/2034 200,000 203,728
Autodesk, Inc.
3.50%, 6/15/2027 210,000 203,338
2.85%, 1/15/2030 280,000 255,403
2.40%,
12/15/2031(a) 350,000 297,499
Fortinet, Inc.
1.00%, 3/15/2026 200,000 187,806
2.20%, 3/15/2031 250,000 210,415
Intuit, Inc.
1.35%, 7/15/2027 200,000 183,098
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 1.9% (continued)
Intuit, Inc. (continued)
5.13%,
9/15/2028(a) $ 350,000 $ 358,386
1.65%, 7/15/2030 650,000 553,912
5.20%, 9/15/2033 500,000 514,409
Oracle Corp.
1.65%, 3/25/2026 50,000 47,438
Roper Technologies, Inc.
1.00%, 9/15/2025 300,000 286,574
3.85%, 12/15/2025 125,000 123,287
3.80%, 12/15/2026 400,000 391,056
1.40%, 9/15/2027 500,000 452,362
4.20%,
9/15/2028(a) 301,000 295,527
2.95%, 9/15/2029 200,000 183,999
2.00%, 6/30/2030 250,000 214,228
1.75%, 2/15/2031 477,000 393,235
ServiceNow, Inc.
1.40%, 9/1/2030 600,000 501,453
VMware LLC
1.40%,
8/15/2026(a) 75,000 69,953
4.65%,
5/15/2027(a) 40,000 39,810
3.90%, 8/21/2027 125,000 121,550
1.80%, 8/15/2028 50,000 44,559
4.70%, 5/15/2030 92,000 91,070
2.20%, 8/15/2031 125,000 104,400
Workday, Inc.
3.50%, 4/1/2027 300,000 290,794
3.70%, 4/1/2029 250,000 239,232
3.80%, 4/1/2032 200,000 184,695
7,971,155
Specialized REITs - 1 .1%
Crown Castle, Inc.
REIT, 1.05%,
7/15/2026 250,000 231,868
CubeSmart LP
REIT, 4.00%,
11/15/2025 351,000 345,570
REIT, 2.25%,
12/15/2028 300,000 269,441
REIT, 4.38%,
2/15/2029 150,000 146,676
REIT, 3.00%,
2/15/2030(a) 150,000 135,651
REIT, 2.00%,
2/15/2031 200,000 166,119
REIT, 2.50%,
2/15/2032 200,000 168,866
EPR Properties
REIT, 4.50%,
6/1/2027(a) 303,000 295,284

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 1.1% (continued)
EPR Properties (continued)
REIT, 4.95%,
4/15/2028 $ 153,000 $ 149,761
REIT, 3.75%,
8/15/2029 200,000 183,047
REIT, 3.60%,
11/15/2031 150,000 129,926
Equinix, Inc.
REIT, 1.45%,
5/15/2026(a) 200,000 187,868
REIT, 3.20%,
11/18/2029 2,000 1,848
REIT, 2.50%,
5/15/2031 250,000 214,684
Public Storage Operating Co.
REIT, 0.88%,
2/15/2026(a) 50,000 47,107
REIT, 1.85%,
5/1/2028(a) 50,000 45,237
REIT, 1.95%,
11/9/2028 81,000 72,600
Weyerhaeuser Co.
REIT, 4.75%,
5/15/2026(a) 305,000 304,337
REIT, 6.95%,
10/1/2027 150,000 159,600
REIT, 4.00%,
11/15/2029 276,000 265,063
REIT, 4.00%,
4/15/2030 229,000 219,335
REIT, 7.38%,
3/15/2032 350,000 398,723
REIT, 3.38%,
3/9/2033 150,000 132,210
REIT, 6.88%,
12/15/2033 100,000 110,991
4,381,812
Specialty Retail - 2 .7%
AutoZone, Inc.
3.13%, 4/21/2026 125,000 121,313
5.05%, 7/15/2026 150,000 150,796
3.75%, 6/1/2027 100,000 97,434
4.50%, 2/1/2028 100,000 99,205
6.25%,
11/1/2028(a) 200,000 211,573
3.75%, 4/18/2029 150,000 143,653
4.00%,
4/15/2030(a) 150,000 143,963
1.65%, 1/15/2031 150,000 123,361
4.75%, 8/1/2032 350,000 343,966
4.75%, 2/1/2033 175,000 170,963
5.20%, 8/1/2033 100,000 100,652
6.55%, 11/1/2033 150,000 164,218
5.40%, 7/15/2034 200,000 202,354
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.7% (continued)
Best Buy Co., Inc.
4.45%,
10/1/2028(a) $ 51,000 $ 50,432
Home Depot, Inc. (The)
3.00%, 4/1/2026(a) 250,000 243,585
2.13%,
9/15/2026(a) 250,000 237,803
4.95%,
9/30/2026(a) 150,000 151,183
2.50%, 4/15/2027 100,000 94,975
2.88%, 4/15/2027 150,000 143,920
4.88%, 6/25/2027 200,000 202,230
2.80%, 9/14/2027 100,000 95,176
1.50%,
9/15/2028(a) 200,000 178,731
3.90%,
12/6/2028(a) 150,000 147,271
4.90%,
4/15/2029(a) 300,000 305,662
2.95%, 6/15/2029 726,000 678,179
2.70%, 4/15/2030 350,000 317,819
1.38%, 3/15/2031 500,000 408,480
4.85%, 6/25/2031 50,000 50,695
1.88%, 9/15/2031 350,000 292,248
3.25%, 4/15/2032 528,000 480,649
4.50%, 9/15/2032 150,000 149,221
4.95%, 6/25/2034 100,000 100,981
Lowe's Cos., Inc.
3.65%, 4/5/2029 100,000 95,670
1.70%, 10/15/2030 250,000 209,402
2.63%, 4/1/2031 100,000 87,328
O'Reilly Automotive, Inc.
3.55%,
3/15/2026(a) 300,000 293,537
3.60%, 9/1/2027 501,000 484,532
4.35%, 6/1/2028 200,000 197,499
3.90%, 6/1/2029 250,000 241,408
4.20%, 4/1/2030 50,000 48,623
1.75%, 3/15/2031 200,000 164,985
4.70%, 6/15/2032 600,000 590,952
Ross Stores, Inc.
0.88%, 4/15/2026 200,000 186,903
1.88%,
4/15/2031(a) 400,000 334,025
TJX Cos., Inc. (The)
2.25%, 9/15/2026 340,000 323,885
1.15%, 5/15/2028 150,000 133,025
3.88%,
4/15/2030(a) 281,000 272,154
1.60%, 5/15/2031 400,000 330,879
Tractor Supply Co.
1.75%,
11/1/2030(a) 300,000 250,547

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.7% (continued)
Tractor Supply Co. (continued)
5.25%,
5/15/2033(a) $ 300,000 $ 303,675
10,951,720
Technology Hardware, Storage & Peripherals - 1 .9%
Apple, Inc.
0.70%, 2/8/2026(a) 150,000 141,707
3.25%, 2/23/2026 523,000 512,661
2.45%, 8/4/2026 927,000 890,818
2.05%,
9/11/2026(a) 882,000 839,274
3.35%, 2/9/2027(a) 212,000 206,876
3.20%,
5/11/2027(a) 225,000 218,361
2.90%,
9/12/2027(a) 282,000 270,569
1.20%, 2/8/2028 664,000 597,388
1.40%, 8/5/2028(a) 404,000 361,838
3.25%, 8/8/2029(a) 332,000 317,060
2.20%, 9/11/2029 542,000 490,850
1.65%, 5/11/2030 550,000 475,031
1.25%,
8/20/2030(a) 275,000 230,776
1.65%, 2/8/2031 502,000 425,630
1.70%, 8/5/2031 300,000 251,963
3.35%, 8/8/2032 275,000 255,116
HP, Inc.
1.45%, 6/17/2026 250,000 234,981
3.00%, 6/17/2027 200,000 190,691
4.00%, 4/15/2029 2,000 1,936
5.50%, 1/15/2033 100,000 102,828
NetApp, Inc.
2.38%,
6/22/2027(a) 500,000 468,939
2.70%,
6/22/2030(a) 250,000 222,991
Teledyne FLIR LLC
2.50%, 8/1/2030 250,000 218,095
7,926,379
Textiles, Apparel & Luxury Goods - 0 .3%
Tapestry, Inc.
7.00%, 11/27/2026 100,000 103,390
4.13%, 7/15/2027 108,000 104,722
7.35%, 11/27/2028 225,000 236,197
7.70%, 11/27/2030 400,000 423,529
7.85%,
11/27/2033(a) 150,000 159,960
1,027,798
Tobacco - 2 .9%
Altria Group, Inc.
4.40%, 2/14/2026 401,000 397,500
2.63%, 9/16/2026 171,000 163,109
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 2.9% (continued)
Altria Group, Inc. (continued)
6.20%,
11/1/2028(a) $ 400,000 $ 421,618
4.80%, 2/14/2029 804,000 803,001
3.40%, 5/6/2030(a) 303,000 280,366
2.45%, 2/4/2032 750,000 622,655
6.88%,
11/1/2033(a) 200,000 221,851
BAT Capital Corp.
2.26%, 3/25/2028 150,000 136,704
Philip Morris International, Inc.
5.00%, 11/17/2025 250,000 250,336
4.88%,
2/13/2026(a) 325,000 325,287
2.75%,
2/25/2026(a) 195,000 188,742
0.88%, 5/1/2026 461,000 430,813
4.75%, 2/12/2027 50,000 50,131
5.13%,
11/17/2027(a) 523,000 530,047
4.88%,
2/15/2028(a) 850,000 855,927
3.13%, 3/2/2028 600,000 569,447
5.25%, 9/7/2028(a) 150,000 153,153
4.88%, 2/13/2029 250,000 251,482
3.38%,
8/15/2029(a) 200,000 188,570
5.63%,
11/17/2029(a) 550,000 574,434
5.13%,
2/15/2030(a) 770,000 782,707
2.10%, 5/1/2030 400,000 347,857
5.50%, 9/7/2030(a) 250,000 259,139
1.75%,
11/1/2030(a) 750,000 628,029
5.13%, 2/13/2031 400,000 405,653
5.75%,
11/17/2032(a) 475,000 497,057
5.38%,
2/15/2033(a) 600,000 611,971
5.63%, 9/7/2033(a) 350,000 361,961
5.25%, 2/13/2034 400,000 403,063
11,712,610
Trading Companies & Distributors - 0 .2%
Air Lease Corp.
2.20%, 1/15/2027 25,000 23,435
5.85%, 12/15/2027 25,000 25,654
5.30%, 2/1/2028 300,000 303,816
3.00%, 2/1/2030 50,000 45,326
3.13%, 12/1/2030 100,000 89,594
2.88%, 1/15/2032 25,000 21,457

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 0.2% (continued)
Aircastle Ltd.
4.25%, 6/15/2026 $ 152,000 $ 149,251
658,533
Wireless Telecommunication Services - 0 .3%
Sprint LLC
7.63%, 3/1/2026 250,000 256,796
T-Mobile USA, Inc.
2.25%, 2/15/2026 100,000 95,798
3.75%, 4/15/2027 250,000 243,666
4.80%, 7/15/2028 350,000 351,035
4.85%, 1/15/2029 100,000 100,489
3.88%, 4/15/2030 300,000 286,100
1,333,884
Total Corporate Bonds
(Cost $399,525,595) 404,671,724
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 6 .4% (f)
REPURCHASE AGREEMENTS - 6 .4%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $26,289,732,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $26,916,218
(Cost $26,285,833) $26,285,833 26,285,833
Total Investments - 105.1%
(Cost $425,811,428) 430,957,557
Liabilities in excess of other assets - (5.1%) (21,050,831)
NET ASSETS - 100.0% $409,906,726
(a)
The security or a portion of this security is on loan at
July 31, 2024. The total value of securities on loan at
July 31, 2024 was $29,248,798, collateralized in the
form of cash with a value of $26,285,833 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $3,665,991 of collateral in the form
of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 4.75%, and maturity
dates ranging from August 15, 2024 – November 15,
2053; a total value of $29,951,824.
(b)
Security exempt from registration pursuant to Rule
144A under the Securities Act of 1933, as amended.
These securities may be resold in transactions
exempt from registration to qualified institutional
investors. At July 31, 2024, the value of these
securities amounted to approximately $4,290,327 or
1.05% of net assets.
(c)
Step bond. Interest rate is a fixed rate for an
initial period that either resets at a specific date
or may reset in the future at a contingent upon
predetermined trigger. The interest rate shown was
the current rate as of July 31, 2024.
(d)
Represents less than 0.05% of net assets.
(e)
Security issued at a fixed coupon rate, which
converts to a variable rate at a future date. Rate
shown is the rate in effect as of period end.
(f)
The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total
value of securities purchased was $26,285,833.
Percentages shown are based on Net Assets.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust
Security Type % of Net Assets
Corporate Bonds 98 .7%
Securities Lending Reinvestments 6 .4
Others
(1)
( 5 .1 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
July 31,2024 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 97 .2%
Aerospace & Defense - 2 .1%
Boeing Co. (The)
5.71%, 5/1/2040 $ 10,000 $ 9,532
5.81%, 5/1/2050 100,000 93,186
6.86%, 5/1/2054(a) 55,000 58,225
5.93%, 5/1/2060 50,000 45,987
7.01%, 5/1/2064(a) 15,000 15,899
General Dynamics Corp.
4.25%, 4/1/2040 50,000 44,919
Howmet Aerospace, Inc.
5.95%, 2/1/2037 10,000 10,509
Lockheed Martin Corp.
Series B, 6.15%,
9/1/2036 35,000 38,910
5.72%, 6/1/2040(b) 25,000 26,407
2.80%, 6/15/2050 25,000 16,455
4.09%, 9/15/2052 65,000 53,946
4.15%, 6/15/2053 70,000 58,513
5.70%, 11/15/2054 100,000 105,940
5.20%, 2/15/2055 50,000 49,499
4.30%, 6/15/2062 70,000 58,880
5.90%, 11/15/2063 80,000 87,328
5.20%, 2/15/2064 80,000 78,588
Northrop Grumman Corp.
5.20%, 6/1/2054 10,000 9,621
Precision Castparts Corp.
3.90%, 1/15/2043 35,000 29,614
891,958
Automobile Components - 0 .1%
Lear Corp.
5.25%, 5/15/2049 25,000 22,739
Banks - 6 .1%
Bank of America Corp.
2.68%,
6/19/2041(c) 70,000 50,158
3.31%,
4/22/2042(c) 5,000 3,846
4.44%,
1/20/2048(c) 50,000 44,245
3.95%,
1/23/2049(c) 10,000 8,162
4.33%,
3/15/2050(c) 15,000 12,937
4.08%,
3/20/2051(c) 40,000 32,998
2.97%,
7/21/2052(c) 15,000 10,115
Citigroup, Inc.
6.88%, 3/5/2038 20,000 22,497
5.32%,
3/26/2041(c) 145,000 143,367
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 6.1% (continued)
Citigroup, Inc. (continued)
5.88%, 1/30/2042 $ 45,000 $ 47,533
6.68%, 9/13/2043 75,000 84,448
5.30%, 5/6/2044 50,000 48,287
4.75%, 5/18/2046 220,000 195,898
6.88%, 2/15/2098 25,000 29,313
Cooperatieve Rabobank UA
5.25%, 5/24/2041 60,000 60,798
Fifth Third Bancorp
8.25%, 3/1/2038 40,000 49,126
HSBC Holdings plc
6.50%, 9/15/2037 125,000 132,183
6.80%, 6/1/2038 225,000 248,931
JPMorgan Chase & Co.
6.40%, 5/15/2038 45,000 51,302
5.50%, 10/15/2040 10,000 10,355
3.11%,
4/22/2041(c) 40,000 30,769
3.16%,
4/22/2042(c) 20,000 15,314
5.63%, 8/16/2043 25,000 26,039
3.96%,
11/15/2048(c) 10,000 8,243
3.33%,
4/22/2052(c) 40,000 29,062
Lloyds Banking Group plc
4.34%, 1/9/2048 250,000 201,337
Regions Financial Corp.
7.38%, 12/10/2037 50,000 56,580
Wells Fargo & Co.
3.07%,
4/30/2041(c) 5,000 3,774
5.38%, 11/2/2043 40,000 38,653
5.61%, 1/15/2044 130,000 128,704
4.65%, 11/4/2044 20,000 17,466
3.90%, 5/1/2045 15,000 12,284
4.90%, 11/17/2045 240,000 216,419
4.40%, 6/14/2046 245,000 204,336
4.75%, 12/7/2046 140,000 122,757
5.01%, 4/4/2051(c) 40,000 37,670
4.61%,
4/25/2053(c) 10,000 8,873
Westpac Banking Corp.
2.96%, 11/16/2040 75,000 54,184
3.13%, 11/18/2041 75,000 54,716
2,553,679
Beverages - 2 .1%
Coca-Cola Co. (The)
2.50%, 6/1/2040 90,000 65,123
2.88%, 5/5/2041 50,000 37,768
4.20%, 3/25/2050 50,000 44,026
2.60%, 6/1/2050 140,000 89,988

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 2.1% (continued)
Coca-Cola Co. (The) (continued)
3.00%, 3/5/2051 $ 140,000 $ 97,510
2.50%, 3/15/2051 130,000 81,459
5.30%, 5/13/2054 100,000 101,757
2.75%, 6/1/2060 80,000 50,064
5.40%, 5/13/2064 75,000 76,256
Constellation Brands, Inc.
4.50%, 5/9/2047 85,000 72,976
4.10%, 2/15/2048 20,000 16,175
5.25%, 11/15/2048 30,000 28,548
3.75%, 5/1/2050 20,000 15,203
Diageo Investment Corp.
7.45%, 4/15/2035 20,000 23,979
PepsiCo, Inc.
5.50%, 1/15/2040 35,000 36,530
3.50%, 3/19/2040 5,000 4,160
3.60%, 8/13/2042 15,000 12,213
4.60%, 7/17/2045 10,000 9,111
862,846
Biotechnology - 0 .6%
AbbVie, Inc.
4.50%, 5/14/2035 5,000 4,841
4.05%, 11/21/2039 70,000 62,530
5.40%, 3/15/2054 10,000 10,131
5.50%, 3/15/2064 55,000 55,627
Amgen, Inc.
4.66%, 6/15/2051 25,000 21,901
5.65%, 3/2/2053 25,000 25,191
5.75%, 3/2/2063 10,000 10,067
Biogen, Inc.
5.20%, 9/15/2045 10,000 9,414
3.15%, 5/1/2050 10,000 6,662
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050 50,000 31,646
238,010
Broadline Retail - 0 .4%
Alibaba Group Holding Ltd.
3.15%, 2/9/2051 200,000 133,175
eBay, Inc.
4.00%, 7/15/2042 50,000 40,963
174,138
Building Products - 0 .7%
Masco Corp.
4.50%, 5/15/2047 25,000 21,386
Owens Corning
7.00%,
12/1/2036(b) 25,000 28,544
4.30%, 7/15/2047 65,000 53,683
4.40%, 1/30/2048 15,000 12,408
5.95%, 6/15/2054 25,000 25,709
Trane Technologies Financing Ltd.
4.65%, 11/1/2044 25,000 22,710
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Building Products - 0.7% (continued)
Trane Technologies Financing Ltd.
(continued)
4.50%, 3/21/2049 $ 20,000 $ 17,530
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043 80,000 83,833
4.30%, 2/21/2048 20,000 17,072
282,875
Capital Markets - 2 .4%
Bank of New York Mellon Corp. (The)
5.19%,
3/14/2035(c) 25,000 25,217
BlackRock Funding, Inc.
5.25%, 3/14/2054 15,000 14,887
Brookfield Finance, Inc.
5.97%, 3/4/2054 25,000 25,608
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 75,000 83,472
4.02%,
10/31/2038(c) 20,000 17,508
6.25%, 2/1/2041 20,000 21,978
3.21%,
4/22/2042(c) 10,000 7,597
2.91%,
7/21/2042(c) 65,000 47,032
3.44%,
2/24/2043(c) 10,000 7,782
5.15%, 5/22/2045 25,000 24,058
4.75%, 10/21/2045 15,000 14,054
Moody's Corp.
2.75%, 8/19/2041 55,000 39,153
5.25%, 7/15/2044 50,000 49,075
4.88%, 12/17/2048 35,000 32,369
3.25%, 5/20/2050 60,000 41,847
3.75%, 2/25/2052 25,000 19,202
2.55%, 8/18/2060 50,000 27,256
3.10%, 11/29/2061 45,000 28,490
Morgan Stanley
3.22%,
4/22/2042(c) 25,000 19,237
6.38%, 7/24/2042 15,000 16,996
4.30%, 1/27/2045 55,000 48,405
5.60%,
3/24/2051(c) 50,000 52,106
Nasdaq, Inc.
2.50%, 12/21/2040 50,000 33,803
5.95%, 8/15/2053 60,000 62,447
6.10%, 6/28/2063 60,000 63,110
Raymond James Financial, Inc.
4.95%, 7/15/2046 25,000 23,238
S&P Global, Inc.
6.55%, 11/15/2037 20,000 22,661
4.50%, 5/15/2048 20,000 17,048
3.25%, 12/1/2049 15,000 10,792
3.70%, 3/1/2052 75,000 58,327

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 2.4% (continued)
S&P Global, Inc. (continued)
3.90%, 3/1/2062 $ 30,000 $ 23,149
977,904
Chemicals - 2 .0%
CF Industries, Inc.
4.95%, 6/1/2043 55,000 49,430
5.38%, 3/15/2044 25,000 23,626
Dow Chemical Co. (The)
9.40%, 5/15/2039 10,000 13,621
6.90%, 5/15/2053 60,000 68,474
Ecolab, Inc.
2.75%, 8/18/2055 35,000 21,984
Lubrizol Corp. (The)
6.50%, 10/1/2034 15,000 17,142
LYB International Finance BV
5.25%, 7/15/2043 50,000 46,521
4.88%, 3/15/2044 85,000 75,942
LYB International Finance III LLC
3.38%, 10/1/2040 50,000 37,795
4.20%, 10/15/2049 85,000 66,683
4.20%, 5/1/2050 85,000 66,383
3.63%, 4/1/2051 85,000 60,066
3.80%, 10/1/2060 45,000 31,291
LyondellBasell Industries NV
4.63%, 2/26/2055 85,000 70,594
PPG Industries, Inc.
5.50%, 11/15/2040 25,000 24,564
RPM International, Inc.
5.25%, 6/1/2045 20,000 18,737
Sherwin-Williams Co. (The)
4.00%, 12/15/2042 25,000 20,674
4.55%, 8/1/2045 25,000 21,669
4.50%, 6/1/2047 90,000 78,345
3.80%, 8/15/2049 20,000 15,459
3.30%, 5/15/2050 20,000 13,994
842,994
Commercial Services & Supplies - 0 .2%
Republic Services, Inc.
6.20%, 3/1/2040 20,000 21,750
5.70%, 5/15/2041 25,000 25,830
Waste Management, Inc.
3.90%, 3/1/2035 25,000 22,787
2.95%, 6/1/2041 15,000 11,186
81,553
Communications Equipment - 1 .8%
Cisco Systems, Inc.
5.90%, 2/15/2039 170,000 185,416
5.50%, 1/15/2040 170,000 176,625
5.30%, 2/26/2054 195,000 196,524
5.35%, 2/26/2064 90,000 90,281
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Communications Equipment - 1.8% (continued)
Juniper Networks, Inc.
5.95%, 3/15/2041 $ 30,000 $ 30,541
Motorola Solutions, Inc.
5.50%, 9/1/2044 30,000 29,895
Nokia OYJ
6.63%, 5/15/2039 35,000 35,387
744,669
Construction & Engineering - 0 .1%
Valmont Industries, Inc.
5.00%, 10/1/2044 15,000 13,828
5.25%, 10/1/2054 10,000 9,200
23,028
Construction Materials - 0 .2%
Lafarge SA
7.13%, 7/15/2036 25,000 28,765
Vulcan Materials Co.
4.50%, 6/15/2047 25,000 21,611
4.70%, 3/1/2048 30,000 26,736
77,112
Consumer Staples Distribution & Retail - 0 .5%
Kroger Co. (The)
6.90%, 4/15/2038 25,000 28,714
5.40%, 7/15/2040 5,000 4,913
5.00%, 4/15/2042 25,000 23,220
5.15%, 8/1/2043 30,000 28,131
Sysco Corp.
5.38%, 9/21/2035 5,000 5,120
6.60%, 4/1/2040 5,000 5,513
4.85%, 10/1/2045 15,000 13,572
4.50%, 4/1/2046 5,000 4,319
6.60%, 4/1/2050 60,000 67,955
3.15%, 12/14/2051 30,000 20,043
201,500
Containers & Packaging - 0 .1%
Packaging Corp. of America
4.05%, 12/15/2049 30,000 24,059
Diversified REITs - 0 .2%
VICI Properties LP
REIT, 5.63%,
5/15/2052 50,000 45,977
REIT, 6.13%,
4/1/2054 35,000 34,581
80,558
Diversified Telecommunication Services - 0 .3%
AT&T, Inc.
4.50%, 5/15/2035 25,000 23,570
3.55%, 9/15/2055 50,000 34,659

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 0.3% (continued)
AT&T, Inc. (continued)
3.80%, 12/1/2057 $ 40,000 $ 28,771
3.65%, 9/15/2059 75,000 51,830
138,830
Electric Utilities - 3 .0%
AEP Texas, Inc.
3.80%, 10/1/2047 50,000 37,257
3.45%, 5/15/2051 25,000 16,954
5.25%, 5/15/2052 25,000 23,216
AEP Transmission Co. LLC
3.15%, 9/15/2049 25,000 17,049
Alabama Power Co.
5.50%, 3/15/2041 25,000 24,883
Series 11-C,
5.20%, 6/1/2041 25,000 24,009
4.10%, 1/15/2042 25,000 20,782
Appalachian Power Co.
4.45%, 6/1/2045 25,000 20,693
Series Y, 4.50%,
3/1/2049 25,000 20,423
Duke Energy Corp.
3.75%, 9/1/2046 25,000 18,847
5.80%, 6/15/2054 25,000 25,011
Georgia Power Co.
5.40%, 6/1/2040 20,000 19,870
Series 10-C,
4.75%, 9/1/2040 25,000 23,124
4.30%, 3/15/2042 10,000 8,736
4.30%, 3/15/2043 25,000 21,356
Indiana Michigan Power Co.
3.25%, 5/1/2051 25,000 16,989
International Transmission Co.
4.63%, 8/15/2043 20,000 17,641
Interstate Power and Light Co.
3.10%, 11/30/2051 25,000 16,365
Kentucky Utilities Co.
5.13%, 11/1/2040 50,000 48,358
3.30%, 6/1/2050 25,000 17,531
Louisville Gas and Electric Co.
5.13%, 11/15/2040 20,000 19,020
MidAmerican Energy Co.
2.70%, 8/1/2052 75,000 46,691
Mississippi Power Co.
Series 12-A,
4.25%, 3/15/2042 25,000 20,972
Series B, 3.10%,
7/30/2051 25,000 16,303
Nevada Power Co.
Series R, 6.75%,
7/1/2037 25,000 28,109
5.38%, 9/15/2040 25,000 24,971
5.45%, 5/15/2041 25,000 25,106
Series EE, 3.13%,
8/1/2050 25,000 16,556
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 3.0% (continued)
Nevada Power Co. (continued)
Series GG, 5.90%,
5/1/2053 $ 25,000 $ 25,775
Ohio Power Co.
Series R, 2.90%,
10/1/2051 50,000 31,389
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040 10,000 10,382
Pacific Gas and Electric Co.
4.95%, 7/1/2050 15,000 12,785
6.75%, 1/15/2053 40,000 42,902
PacifiCorp
6.10%, 8/1/2036 25,000 26,580
5.75%, 4/1/2037 25,000 25,646
6.25%, 10/15/2037 50,000 53,195
6.00%, 1/15/2039 50,000 52,262
4.13%, 1/15/2049 25,000 19,657
4.15%, 2/15/2050 25,000 19,640
3.30%, 3/15/2051 25,000 16,705
2.90%, 6/15/2052 75,000 45,714
5.35%, 12/1/2053 25,000 23,236
5.50%, 5/15/2054 25,000 23,747
5.80%, 1/15/2055 25,000 24,814
Progress Energy, Inc.
6.00%, 12/1/2039 25,000 26,026
Public Service Co. of Oklahoma
Series K, 3.15%,
8/15/2051 25,000 16,517
Public Service Electric and Gas Co.
Series K, 4.05%,
5/1/2045 5,000 4,121
Southwestern Electric Power Co.
Series J, 3.90%,
4/1/2045 25,000 19,097
Series L, 3.85%,
2/1/2048 25,000 18,484
3.25%, 11/1/2051 50,000 32,757
Wisconsin Electric Power Co.
3.65%, 12/15/2042 10,000 7,895
4.25%, 6/1/2044 10,000 8,405
4.30%, 12/15/2045 10,000 8,449
Xcel Energy, Inc.
4.80%, 9/15/2041 25,000 22,102
1,255,104
Electronic Equipment, Instruments & Components - 0 .2%
Corning, Inc.
5.75%, 8/15/2040 20,000 20,391
4.75%, 3/15/2042 25,000 22,815
Tyco Electronics Group SA
7.13%, 10/1/2037 40,000 47,548
  90,754

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Energy Equipment & Services - 0 .0% (d)
NOV, Inc.
3.95%, 12/1/2042 $ 25,000 $ 19,369
Entertainment - 0 .3%
Electronic Arts, Inc.
2.95%, 2/15/2051 50,000 33,576
NBCUniversal Media LLC
6.40%, 4/30/2040 10,000 10,992
Warnermedia Holdings, Inc.
5.05%, 3/15/2042 50,000 39,444
5.14%, 3/15/2052 50,000 37,197
121,209
Financial Services - 2 .5%
Apollo Global Management, Inc.
5.80%, 5/21/2054 50,000 50,381
Fidelity National Information Services, Inc.
3.10%, 3/1/2041 25,000 18,407
Fiserv, Inc.
4.40%, 7/1/2049 170,000 142,451
Mastercard, Inc.
3.80%, 11/21/2046 45,000 36,971
3.95%, 2/26/2048 80,000 66,742
3.65%, 6/1/2049 120,000 94,500
3.85%, 3/26/2050 100,000 81,347
2.95%, 3/15/2051 50,000 34,215
Shell International Finance BV
6.38%, 12/15/2038 20,000 22,672
Visa, Inc.
2.70%, 4/15/2040 80,000 60,010
4.30%, 12/14/2045 300,000 268,025
3.65%, 9/15/2047 105,000 84,147
Voya Financial, Inc.
5.70%, 7/15/2043 30,000 29,574
Western Union Co. (The)
6.20%, 11/17/2036 35,000 36,464
6.20%, 6/21/2040 20,000 20,175
1,046,081
Food Products - 0 .6%
General Mills, Inc.
4.55%, 4/17/2038 20,000 18,343
5.40%, 6/15/2040 25,000 24,846
Ingredion, Inc.
6.63%, 4/15/2037 25,000 27,460
3.90%, 6/1/2050 35,000 26,694
Kellanova
5.75%, 5/16/2054 25,000 25,381
Kraft Heinz Foods Co.
6.50%, 2/9/2040 50,000 54,588
5.00%, 6/4/2042 10,000 9,291
5.20%, 7/15/2045 10,000 9,420
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0.6% (continued)
Mondelez International, Inc.
2.63%, 9/4/2050 $ 60,000 $ 37,178
233,201
Gas Utilities - 0 .3%
Atmos Energy Corp.
2.85%, 2/15/2052 50,000 32,002
5.75%, 10/15/2052 25,000 25,894
6.20%, 11/15/2053 25,000 27,614
Piedmont Natural Gas Co., Inc.
4.65%, 8/1/2043 25,000 22,053
107,563
Ground Transportation - 2 .6%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037 25,000 27,745
5.75%, 5/1/2040 90,000 94,481
5.40%, 6/1/2041 75,000 75,940
4.40%, 3/15/2042 50,000 45,123
4.45%, 3/15/2043 75,000 67,591
5.15%, 9/1/2043 50,000 49,358
4.55%, 9/1/2044 15,000 13,598
4.15%, 12/15/2048 5,000 4,214
3.05%, 2/15/2051 75,000 51,547
3.30%, 9/15/2051 65,000 46,670
2.88%, 6/15/2052 90,000 58,896
4.45%, 1/15/2053 120,000 105,540
5.20%, 4/15/2054 180,000 176,642
Canadian National Railway Co.
4.50%, 11/7/2043 25,000 22,377
Canadian Pacific Railway Co.
5.75%, 1/15/2042 10,000 10,102
CSX Corp.
6.22%, 4/30/2040 10,000 10,946
4.65%, 3/1/2068 25,000 21,594
Union Pacific Corp.
3.95%, 8/15/2059 25,000 19,352
3.84%, 3/20/2060 75,000 56,966
3.55%, 5/20/2061 15,000 10,726
5.15%, 1/20/2063 40,000 38,171
4.10%, 9/15/2067 25,000 19,626
3.75%, 2/5/2070 15,000 10,847
3.80%, 4/6/2071 25,000 18,276
3.85%, 2/14/2072 15,000 11,024
1,067,352
Health Care Equipment & Supplies - 0 .9%
Abbott Laboratories
6.15%, 11/30/2037 40,000 44,821
6.00%, 4/1/2039 20,000 22,251
4.90%, 11/30/2046 15,000 14,540
Becton Dickinson & Co.
4.67%, 6/6/2047 25,000 22,380

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 0.9% (continued)
Boston Scientific Corp.
6.50%,
11/15/2035(b) $ 30,000 $ 34,037
7.38%, 1/15/2040 20,000 24,013
4.70%, 3/1/2049 50,000 45,510
Stryker Corp.
4.10%, 4/1/2043 25,000 21,223
4.38%, 5/15/2044 25,000 22,103
4.63%, 3/15/2046 100,000 90,194
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035 25,000 22,635
363,707
Health Care Providers & Services - 2 .5%
Cardinal Health, Inc.
4.60%, 3/15/2043 30,000 26,129
4.50%, 11/15/2044 25,000 21,363
4.90%, 9/15/2045 55,000 49,646
4.37%, 6/15/2047 40,000 33,112
Cencora, Inc.
4.25%, 3/1/2045 35,000 30,008
4.30%, 12/15/2047 60,000 51,120
CVS Health Corp.
4.78%, 3/25/2038 50,000 45,927
Elevance Health, Inc.
5.95%, 12/15/2034 10,000 10,643
5.85%, 1/15/2036 20,000 21,106
6.38%, 6/15/2037 25,000 27,412
4.63%, 5/15/2042 65,000 58,813
4.65%, 1/15/2043 60,000 53,982
5.10%, 1/15/2044 40,000 38,081
4.65%, 8/15/2044 10,000 8,965
4.38%, 12/1/2047 5,000 4,255
4.55%, 3/1/2048 10,000 8,697
4.55%, 5/15/2052 15,000 12,920
6.10%, 10/15/2052 15,000 16,017
5.13%, 2/15/2053 5,000 4,698
4.85%, 8/15/2054 25,000 21,872
HCA, Inc.
5.25%, 6/15/2049 20,000 18,243
4.63%, 3/15/2052 20,000 16,517
5.90%, 6/1/2053 10,000 9,952
6.00%, 4/1/2054 105,000 105,794
6.10%, 4/1/2064 25,000 25,074
McKesson Corp.
4.88%, 3/15/2044 25,000 22,748
OhioHealth Corp.
2.83%, 11/15/2041 10,000 7,449
Series 2020,
3.04%, 11/15/2050 20,000 14,432
UnitedHealth Group, Inc.
5.95%, 2/15/2041 25,000 26,767
3.88%, 8/15/2059 45,000 33,821
4.95%, 5/15/2062 55,000 50,039
6.05%, 2/15/2063 55,000 59,093
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.5% (continued)
UnitedHealth Group, Inc. (continued)
5.20%, 4/15/2063 $ 75,000 $ 71,057
5.50%, 4/15/2064 55,000 54,507
1,060,259
Health Care REITs - 0 .1%
Alexandria Real Estate Equities, Inc.
REIT, 4.75%,
4/15/2035 25,000 23,733
Hotels, Restaurants & Leisure - 2 .1%
Darden Restaurants, Inc.
4.55%, 2/15/2048 20,000 16,569
Marriott International, Inc.
4.50%, 10/1/2034 25,000 23,369
McDonald's Corp.
4.70%, 12/9/2035 75,000 73,441
6.30%, 10/15/2037 100,000 111,027
6.30%, 3/1/2038 45,000 49,621
5.70%, 2/1/2039 25,000 26,261
3.70%, 2/15/2042 35,000 28,135
3.63%, 5/1/2043 60,000 47,276
4.60%, 5/26/2045 40,000 35,457
4.88%, 12/9/2045 65,000 60,049
4.45%, 3/1/2047 90,000 77,436
4.45%, 9/1/2048 50,000 42,840
3.63%, 9/1/2049 170,000 126,532
4.20%, 4/1/2050 100,000 81,940
5.15%, 9/9/2052 65,000 61,567
861,520
Household Durables - 0 .1%
PulteGroup, Inc.
6.00%, 2/15/2035 25,000 26,377
Household Products - 0 .4%
Church & Dwight Co., Inc.
3.95%, 8/1/2047 25,000 20,252
5.00%, 6/15/2052 50,000 47,513
Kimberly-Clark Corp.
6.63%, 8/1/2037 25,000 29,186
5.30%, 3/1/2041 25,000 25,302
3.70%, 6/1/2043 25,000 20,094
3.90%, 5/4/2047 25,000 20,509
162,856
Independent Power and Renewable Electricity Producers - 0 .3%
Constellation Energy Generation LLC
5.75%, 10/1/2041 5,000 5,029
5.60%, 6/15/2042 25,000 24,679
Southern Power Co.
5.15%, 9/15/2041 45,000 42,521

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Independent Power and Renewable Electricity Producers - 0.3%
(continued)
Southern Power Co. (continued)
5.25%, 7/15/2043 $ 25,000 $ 23,590
Series F, 4.95%,
12/15/2046 25,000 22,339
118,158
Industrial Conglomerates - 0 .7%
Honeywell International, Inc.
5.70%, 3/15/2037 50,000 53,570
5.38%, 3/1/2041 20,000 20,343
5.25%, 3/1/2054 180,000 178,491
5.35%, 3/1/2064 40,000 39,878
292,282
Industrial REITs - 0 .1%
Prologis LP
REIT, 5.25%,
6/15/2053 25,000 24,275
Insurance - 6 .8%
Aflac, Inc.
6.45%, 8/15/2040 20,000 21,992
4.00%, 10/15/2046 25,000 20,326
Alleghany Corp.
4.90%, 9/15/2044 25,000 23,905
3.25%, 8/15/2051 50,000 34,717
Allstate Corp. (The)
6.50%,
5/15/2057(c) 20,000 20,305
American International Group, Inc.
4.75%, 4/1/2048 25,000 22,753
Aon Corp.
6.25%, 9/30/2040 20,000 21,536
2.90%, 8/23/2051 30,000 19,050
3.90%, 2/28/2052 75,000 57,214
Aon Global Ltd.
4.25%, 12/12/2042 20,000 16,567
4.45%, 5/24/2043 20,000 17,016
4.60%, 6/14/2044 40,000 35,114
4.75%, 5/15/2045 30,000 26,775
Aon North America, Inc.
5.75%, 3/1/2054 200,000 201,742
Arch Capital Finance LLC
5.03%, 12/15/2046 30,000 27,865
Arch Capital Group Ltd.
3.64%, 6/30/2050 100,000 72,577
Arch Capital Group US, Inc.
5.14%, 11/1/2043 40,000 37,585
Arthur J Gallagher & Co.
3.50%, 5/20/2051 60,000 42,588
3.05%, 3/9/2052 25,000 15,781
5.75%, 3/2/2053 95,000 94,566
6.75%, 2/15/2054 45,000 50,896
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.8% (continued)
Arthur J Gallagher & Co. (continued)
5.75%, 7/15/2054 $ 35,000 $ 35,071
Athene Holding Ltd.
3.95%, 5/25/2051 35,000 25,567
3.45%, 5/15/2052 40,000 26,131
6.25%, 4/1/2054 95,000 96,902
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040 5,000 5,430
4.20%, 8/15/2048 150,000 130,513
2.85%, 10/15/2050 175,000 116,867
3.85%, 3/15/2052 240,000 191,935
Brown & Brown, Inc.
4.95%, 3/17/2052 50,000 43,729
Cincinnati Financial Corp.
6.13%, 11/1/2034 25,000 26,664
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/2044 25,000 22,377
Fairfax Financial Holdings Ltd.
6.35%,
3/22/2054(a) 35,000 36,001
Hartford Financial Services Group, Inc.
(The)
5.95%, 10/15/2036 25,000 26,849
6.63%, 3/30/2040 25,000 27,534
6.10%, 10/1/2041 25,000 26,329
4.30%, 4/15/2043 25,000 21,721
4.40%, 3/15/2048 35,000 29,821
Markel Group, Inc.
5.00%, 3/30/2043 25,000 23,124
5.00%, 4/5/2046 35,000 31,647
5.00%, 5/20/2049 5,000 4,496
4.15%, 9/17/2050 10,000 7,856
3.45%, 5/7/2052 30,000 20,489
6.00%, 5/16/2054 25,000 25,348
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039 25,000 23,917
4.35%, 1/30/2047 25,000 21,560
4.20%, 3/1/2048 50,000 41,734
4.90%, 3/15/2049 135,000 124,777
2.90%, 12/15/2051 35,000 22,538
6.25%, 11/1/2052 45,000 50,245
5.45%, 3/15/2053 50,000 50,055
5.70%, 9/15/2053 75,000 78,007
5.45%, 3/15/2054 85,000 85,628
MetLife, Inc.
10.75%, 8/1/2039 20,000 27,014
Old Republic International Corp.
3.85%, 6/11/2051 50,000 36,235
Prudential Financial, Inc.
4.35%, 2/25/2050 50,000 42,132
3.70%, 3/13/2051 25,000 18,704
Reinsurance Group of America, Inc.
5.75%, 9/15/2034 25,000 25,573
Transatlantic Holdings, Inc.
8.00%, 11/30/2039 25,000 32,165

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.8% (continued)
Travelers Cos., Inc. (The)
4.05%, 3/7/2048 $ 50,000 $ 41,895
Trinity Acquisition plc
6.13%, 8/15/2043 25,000 25,213
Unum Group
5.75%, 8/15/2042 50,000 49,245
Willis North America, Inc.
5.05%, 9/15/2048 80,000 71,572
3.88%, 9/15/2049 25,000 18,678
5.90%, 3/5/2054 50,000 50,032
2,820,190
Interactive Media & Services - 2 .0%
Alphabet, Inc.
1.90%, 8/15/2040 75,000 50,632
Meta Platforms, Inc.
4.45%, 8/15/2052 250,000 219,335
5.60%, 5/15/2053 260,000 271,066
4.65%, 8/15/2062 100,000 88,427
5.75%, 5/15/2063 185,000 194,251
823,711
IT Services - 1 .9%
IBM International Capital Pte. Ltd.
5.30%, 2/5/2054 100,000 96,232
International Business Machines Corp.
4.15%, 5/15/2039 190,000 168,559
5.60%, 11/30/2039 50,000 52,706
2.85%, 5/15/2040 100,000 73,737
4.00%, 6/20/2042 105,000 88,254
4.25%, 5/15/2049 170,000 141,515
2.95%, 5/15/2050 10,000 6,588
3.43%, 2/9/2052 10,000 7,114
4.90%, 7/27/2052 30,000 27,700
5.10%, 2/6/2053 120,000 115,647
7.13%, 12/1/2096 25,000 32,072
810,124
Leisure Products - 0 .1%
Brunswick Corp.
5.10%, 4/1/2052 15,000 12,097
Mattel, Inc.
6.20%, 10/1/2040 25,000 25,100
37,197
Machinery - 1 .0%
Dover Corp.
6.60%, 3/15/2038 25,000 28,144
5.38%, 3/1/2041 25,000 25,047
Illinois Tool Works, Inc.
4.88%, 9/15/2041 45,000 43,878
3.90%, 9/1/2042 130,000 110,457
Ingersoll Rand, Inc.
5.45%, 6/15/2034 45,000 46,411
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.0% (continued)
Otis Worldwide Corp.
3.11%, 2/15/2040 $ 75,000 $ 57,293
3.36%, 2/15/2050 50,000 36,070
Parker-Hannifin Corp.
6.25%, 5/15/2038 15,000 16,484
Snap-on, Inc.
4.10%, 3/1/2048 25,000 20,933
3.10%, 5/1/2050 25,000 17,302
Xylem, Inc.
4.38%, 11/1/2046 25,000 21,417
423,436
Media - 3 .3%
Charter Communications Operating LLC
6.38%, 10/23/2035 25,000 25,064
5.38%, 4/1/2038 25,000 22,573
6.48%, 10/23/2045 125,000 118,255
5.38%, 5/1/2047 85,000 70,361
5.75%, 4/1/2048 90,000 77,756
5.13%, 7/1/2049 50,000 39,473
4.80%, 3/1/2050 105,000 79,306
5.25%, 4/1/2053 20,000 16,179
6.83%, 10/23/2055 15,000 14,485
3.85%, 4/1/2061 30,000 18,111
4.40%, 12/1/2061 40,000 26,735
3.95%, 6/30/2062 20,000 12,245
5.50%, 4/1/2063 25,000 19,959
Comcast Corp.
6.50%, 11/15/2035 50,000 55,874
6.45%, 3/15/2037 60,000 66,688
6.95%, 8/15/2037 25,000 29,015
3.90%, 3/1/2038 10,000 8,721
6.55%, 7/1/2039 20,000 22,540
6.40%, 3/1/2040 10,000 11,038
2.89%, 11/1/2051 25,000 16,028
5.35%, 5/15/2053 15,000 14,683
5.65%, 6/1/2054 25,000 25,492
2.94%, 11/1/2056 35,000 21,773
2.99%, 11/1/2063 5,000 3,023
Fox Corp.
5.48%, 1/25/2039 100,000 98,538
5.58%, 1/25/2049 130,000 122,876
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 35,000 26,381
5.40%, 10/1/2048 45,000 42,522
Time Warner Cable LLC
6.55%, 5/1/2037 100,000 98,009
7.30%, 7/1/2038 75,000 78,197
6.75%, 6/15/2039 35,000 34,661
5.88%, 11/15/2040 20,000 17,941
5.50%, 9/1/2041 45,000 38,607
4.50%, 9/15/2042 25,000 18,882
  1,391,991

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1 .5%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 $ 105,000 $ 101,126
5.50%, 9/8/2053 75,000 76,468
Freeport-McMoRan, Inc.
5.45%, 3/15/2043 20,000 19,171
Nucor Corp.
6.40%, 12/1/2037 65,000 72,421
2.98%, 12/15/2055 25,000 15,699
Reliance, Inc.
6.85%, 11/15/2036 25,000 27,891
Rio Tinto Alcan, Inc.
5.75%, 6/1/2035 5,000 5,357
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 70,000 69,588
Rio Tinto Finance USA plc
5.13%, 3/9/2053 85,000 82,206
Steel Dynamics, Inc.
3.25%, 10/15/2050 20,000 13,497
Vale Overseas Ltd.
6.88%, 11/21/2036 75,000 80,747
6.88%, 11/10/2039 65,000 69,888
634,059
Multi-Utilities - 1 .8%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 35,000 37,746
5.95%, 5/15/2037 25,000 26,555
5.15%, 11/15/2043 5,000 4,845
3.80%, 7/15/2048 75,000 57,349
4.45%, 1/15/2049 25,000 21,050
4.25%, 10/15/2050 75,000 60,858
2.85%, 5/15/2051 50,000 31,923
4.60%, 5/1/2053 20,000 17,205
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040 25,000 25,578
Series 12-A,
4.20%, 3/15/2042 25,000 21,337
3.20%, 12/1/2051 25,000 17,091
Series C, 4.30%,
12/1/2056 25,000 20,364
Series C, 4.00%,
11/15/2057 25,000 19,375
4.50%, 5/15/2058 25,000 21,035
3.70%, 11/15/2059 25,000 17,962
Series C, 3.00%,
12/1/2060 25,000 15,272
3.60%, 6/15/2061 25,000 17,560
Consumers Energy Co.
4.35%, 8/31/2064 25,000 19,890
NiSource, Inc.
5.95%, 6/15/2041 35,000 36,017
5.80%, 2/1/2042 10,000 10,105
5.25%, 2/15/2043 15,000 14,167
4.80%, 2/15/2044 50,000 44,898
5.65%, 2/1/2045 45,000 44,719
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.8% (continued)
NiSource, Inc. (continued)
4.38%, 5/15/2047 $ 10,000 $ 8,328
Puget Sound Energy, Inc.
5.76%, 7/15/2040 25,000 25,094
Southern Co. Gas Capital Corp.
6.00%, 10/1/2034 25,000 25,754
5.88%, 3/15/2041 25,000 25,885
4.40%, 6/1/2043 25,000 21,308
3.95%, 10/1/2046 25,000 19,469
4.40%, 5/30/2047 25,000 20,943
Series 21A, 3.15%,
9/30/2051 25,000 16,114
765,796
Oil, Gas & Consumable Fuels - 19 .4%
Apache Corp.
5.10%, 9/1/2040 125,000 109,411
5.25%, 2/1/2042 25,000 21,766
4.75%, 4/15/2043 75,000 61,003
5.35%, 7/1/2049 25,000 21,319
Boardwalk Pipelines LP
5.63%, 8/1/2034 25,000 25,259
BP Capital Markets America, Inc.
3.38%, 2/8/2061 125,000 85,328
Canadian Natural Resources Ltd.
6.50%, 2/15/2037 35,000 37,422
6.25%, 3/15/2038 130,000 137,564
6.75%, 2/1/2039 50,000 54,662
4.95%, 6/1/2047 50,000 44,563
Cenovus Energy, Inc.
5.25%, 6/15/2037 20,000 19,525
6.75%, 11/15/2039 35,000 38,658
5.40%, 6/15/2047 37,000 35,055
ConocoPhillips Co.
5.30%, 5/15/2053 40,000 38,986
5.55%, 3/15/2054 35,000 35,265
4.03%, 3/15/2062 205,000 157,948
5.70%, 9/15/2063 70,000 71,425
Continental Resources, Inc.
4.90%, 6/1/2044 75,000 63,343
Devon Energy Corp.
5.60%, 7/15/2041 140,000 134,343
4.75%, 5/15/2042 50,000 43,053
5.00%, 6/15/2045 65,000 57,088
Diamondback Energy, Inc.
4.40%, 3/24/2051 50,000 41,160
4.25%, 3/15/2052 100,000 79,691
6.25%, 3/15/2053 45,000 47,535
5.75%, 4/18/2054 110,000 108,882
5.90%, 4/18/2064 95,000 94,490
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043 25,000 22,534
4.60%, 12/15/2044 25,000 21,842
3.90%, 11/15/2049 25,000 18,335

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 19.4% (continued)
Enbridge Energy Partners LP
Series B, 7.50%,
4/15/2038 $ 25,000 $ 29,421
5.50%, 9/15/2040 40,000 39,231
7.38%, 10/15/2045 70,000 81,438
Enbridge, Inc.
4.50%, 6/10/2044 45,000 38,285
5.50%, 12/1/2046 25,000 24,699
3.40%, 8/1/2051 55,000 38,227
6.70%, 11/15/2053 100,000 111,723
5.95%, 4/5/2054 55,000 55,799
Energy Transfer LP
5.60%, 9/1/2034 25,000 25,366
6.63%, 10/15/2036 15,000 16,286
7.50%, 7/1/2038 25,000 29,188
6.85%, 2/15/2040 10,000 10,652
6.05%, 6/1/2041 15,000 15,157
6.50%, 2/1/2042 70,000 74,259
6.10%, 2/15/2042 15,000 15,123
4.95%, 1/15/2043 15,000 13,172
5.15%, 2/1/2043 25,000 22,526
5.95%, 10/1/2043 40,000 39,639
5.30%, 4/1/2044 25,000 23,032
5.00%,
5/15/2044(b) 15,000 13,301
5.15%, 3/15/2045 35,000 31,656
5.35%, 5/15/2045 75,000 69,249
6.13%, 12/15/2045 40,000 40,472
5.30%, 4/15/2047 25,000 22,747
5.40%, 10/1/2047 60,000 55,337
6.00%, 6/15/2048 35,000 34,779
6.25%, 4/15/2049 90,000 92,148
5.00%, 5/15/2050 100,000 87,214
5.95%, 5/15/2054 90,000 88,874
6.05%, 9/1/2054 25,000 25,060
EnLink Midstream Partners LP
5.60%, 4/1/2044 5,000 4,488
Enterprise Products Operating LLC
Series J, 5.75%,
3/1/2035 25,000 25,971
7.55%, 4/15/2038 15,000 18,230
6.13%, 10/15/2039 20,000 21,685
6.45%, 9/1/2040 45,000 49,701
5.95%, 2/1/2041 50,000 52,628
5.70%, 2/15/2042 55,000 56,326
4.85%, 8/15/2042 50,000 46,413
4.45%, 2/15/2043 65,000 57,334
4.85%, 3/15/2044 50,000 46,307
5.10%, 2/15/2045 40,000 38,182
4.90%, 5/15/2046 40,000 37,020
4.25%, 2/15/2048 25,000 21,039
4.80%, 2/1/2049 25,000 22,727
4.20%, 1/31/2050 20,000 16,621
3.70%, 1/31/2051 50,000 38,074
3.20%, 2/15/2052 100,000 68,698
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 19.4% (continued)
Enterprise Products Operating LLC
(continued)
3.30%, 2/15/2053 $ 75,000 $ 52,059
4.95%, 10/15/2054 30,000 27,644
3.95%, 1/31/2060 100,000 76,310
Hess Corp.
5.60%, 2/15/2041 25,000 25,423
Kinder Morgan Energy Partners LP
5.80%, 3/15/2035 25,000 25,787
6.50%, 2/1/2037 25,000 26,749
6.95%, 1/15/2038 50,000 55,822
6.50%, 9/1/2039 25,000 26,803
6.55%, 9/15/2040 25,000 26,537
7.50%, 11/15/2040 25,000 28,797
6.38%, 3/1/2041 50,000 52,354
5.63%, 9/1/2041 25,000 24,327
5.00%, 8/15/2042 25,000 22,448
4.70%, 11/1/2042 25,000 21,466
5.00%, 3/1/2043 25,000 22,376
5.50%, 3/1/2044 25,000 23,838
5.40%, 9/1/2044 15,000 14,093
Kinder Morgan, Inc.
5.55%, 6/1/2045 65,000 62,564
5.05%, 2/15/2046 25,000 22,479
5.20%, 3/1/2048 25,000 22,742
3.60%, 2/15/2051 50,000 35,068
5.45%, 8/1/2052 35,000 33,031
Marathon Oil Corp.
6.60%, 10/1/2037 5,000 5,557
5.20%, 6/1/2045 25,000 23,848
Marathon Petroleum Corp.
6.50%, 3/1/2041 75,000 80,134
4.75%, 9/15/2044 50,000 43,742
5.85%, 12/15/2045 35,000 34,914
4.50%, 4/1/2048 15,000 12,340
5.00%, 9/15/2054 25,000 21,673
MPLX LP
5.20%, 3/1/2047 60,000 55,188
5.20%, 12/1/2047 40,000 36,281
4.70%, 4/15/2048 125,000 105,980
5.50%, 2/15/2049 105,000 99,395
4.95%, 3/14/2052 130,000 113,290
5.65%, 3/1/2053 50,000 48,077
4.90%, 4/15/2058 45,000 37,915
Occidental Petroleum Corp.
6.45%, 9/15/2036 175,000 186,932
7.95%, 6/15/2039 30,000 35,560
6.20%, 3/15/2040 30,000 30,842
4.63%, 6/15/2045 25,000 20,191
6.60%, 3/15/2046 85,000 90,529
4.40%, 4/15/2046 75,000 60,590
4.10%, 2/15/2047 25,000 18,500
4.20%, 3/15/2048 10,000 7,759
4.40%, 8/15/2049 25,000 18,969

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 19.4% (continued)
ONEOK Partners LP
6.65%, 10/1/2036 $ 50,000 $ 54,706
6.85%, 10/15/2037 50,000 55,440
6.13%, 2/1/2041 65,000 66,355
6.20%, 9/15/2043 25,000 25,752
ONEOK, Inc.
6.00%, 6/15/2035 20,000 20,968
6.40%, 5/1/2037 15,000 15,694
4.20%, 12/1/2042 10,000 8,022
5.15%, 10/15/2043 30,000 27,838
4.20%, 3/15/2045 25,000 19,833
4.25%, 9/15/2046 40,000 32,175
4.95%, 7/13/2047 40,000 35,082
4.20%, 10/3/2047 45,000 35,423
5.20%, 7/15/2048 90,000 81,401
4.85%, 2/1/2049 40,000 34,577
4.45%, 9/1/2049 25,000 20,224
3.95%, 3/1/2050 60,000 44,996
4.50%, 3/15/2050 40,000 32,724
7.15%, 1/15/2051 20,000 22,521
6.63%, 9/1/2053 155,000 169,387
Ovintiv, Inc.
6.50%, 2/1/2038 30,000 31,476
7.10%, 7/15/2053 30,000 33,513
Phillips 66
5.88%, 5/1/2042 30,000 30,953
4.88%, 11/15/2044 25,000 22,765
3.30%, 3/15/2052 85,000 57,016
Phillips 66 Co.
4.68%, 2/15/2045 25,000 21,958
5.65%, 6/15/2054 25,000 24,608
Plains All American Pipeline LP
6.65%, 1/15/2037 20,000 21,656
5.15%, 6/1/2042 35,000 31,954
4.30%, 1/31/2043 75,000 60,998
4.70%, 6/15/2044 50,000 42,611
4.90%, 2/15/2045 50,000 43,614
Spectra Energy Partners LP
5.95%, 9/25/2043 30,000 30,391
4.50%, 3/15/2045 50,000 41,980
Suncor Energy, Inc.
6.80%, 5/15/2038 50,000 55,564
6.50%, 6/15/2038 80,000 88,295
6.85%, 6/1/2039 45,000 50,182
4.00%, 11/15/2047 55,000 42,581
3.75%, 3/4/2051 55,000 40,316
Targa Resources Corp.
4.95%, 4/15/2052 25,000 21,896
6.25%, 7/1/2052 15,000 15,559
6.50%, 2/15/2053 50,000 53,657
Tennessee Gas Pipeline Co. LLC
7.63%, 4/1/2037 15,000 17,613
TotalEnergies Capital International SA
3.39%, 6/29/2060 30,000 20,688
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 19.4% (continued)
TotalEnergies Capital SA
5.64%, 4/5/2064 $ 115,000 $ 116,857
Valero Energy Corp.
6.63%, 6/15/2037 75,000 82,144
4.90%, 3/15/2045 20,000 18,435
3.65%, 12/1/2051 80,000 56,963
4.00%, 6/1/2052 45,000 33,985
Western Midstream Operating LP
5.45%, 4/1/2044 95,000 86,863
5.30%, 3/1/2048 75,000 66,010
5.50%, 8/15/2048 25,000 22,429
5.25%, 2/1/2050(b) 35,000 31,057
Williams Cos., Inc. (The)
6.30%, 4/15/2040 75,000 79,542
5.80%, 11/15/2043 25,000 25,016
5.40%, 3/4/2044 25,000 23,976
5.75%, 6/24/2044 25,000 24,932
4.90%, 1/15/2045 25,000 22,386
5.10%, 9/15/2045 35,000 32,338
4.85%, 3/1/2048 30,000 26,602
3.50%, 10/15/2051 50,000 35,524
5.30%, 8/15/2052 20,000 19,008
8,038,911
Pharmaceuticals - 3 .2%
AstraZeneca plc
6.45%, 9/15/2037 35,000 39,939
Eli Lilly & Co.
5.95%, 11/15/2037 10,000 11,027
4.15%, 3/15/2059 45,000 37,579
4.95%, 2/27/2063 85,000 81,049
5.10%, 2/9/2064 130,000 126,781
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 35,000 39,637
Johnson & Johnson
3.63%, 3/3/2037 25,000 22,438
5.95%, 8/15/2037 60,000 67,169
5.85%, 7/15/2038 30,000 33,421
3.70%, 3/1/2046 20,000 16,570
3.75%, 3/3/2047 5,000 4,141
5.25%, 6/1/2054 70,000 72,271
2.45%, 9/1/2060 120,000 70,401
Merck & Co., Inc.
6.55%, 9/15/2037 25,000 28,686
2.35%, 6/24/2040 25,000 17,518
3.60%, 9/15/2042 20,000 16,300
4.15%, 5/18/2043 10,000 8,757
3.70%, 2/10/2045 20,000 16,138
4.00%, 3/7/2049 15,000 12,433
2.75%, 12/10/2051 90,000 58,053
5.00%, 5/17/2053 120,000 115,165
2.90%, 12/10/2061 130,000 80,146
5.15%, 5/17/2063 100,000 97,291
Merck Sharp & Dohme Corp.
5.85%, 6/30/2039 20,000 21,496

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 3.2% (continued)
Novartis Capital Corp.
4.40%, 5/6/2044 $ 20,000 $ 18,364
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 5/19/2063 50,000 48,715
Zoetis, Inc.
4.70%, 2/1/2043 90,000 82,185
3.95%, 9/12/2047 50,000 40,319
4.45%, 8/20/2048 25,000 21,838
3.00%, 5/15/2050 50,000 33,633
1,339,460
Professional Services - 0 .1%
Verisk Analytics, Inc.
5.50%, 6/15/2045 25,000 24,704
3.63%, 5/15/2050 50,000 36,915
61,619
Real Estate Management & Development - 0 .1%
CBRE Services, Inc.
5.95%, 8/15/2034 55,000 57,709
Retail REITs - 0 .0% (d)
Federal Realty OP LP
REIT, 3.63%,
8/1/2046 25,000 17,220
Semiconductors & Semiconductor Equipment - 3 .6%
Advanced Micro Devices, Inc.
4.39%, 6/1/2052 25,000 22,089
Analog Devices, Inc.
2.80%, 10/1/2041 25,000 18,254
5.30%, 12/15/2045 20,000 19,924
5.30%, 4/1/2054 65,000 65,332
Applied Materials, Inc.
5.85%, 6/15/2041 45,000 48,928
Broadcom, Inc.
3.14%,
11/15/2035(a) 165,000 136,162
4.93%,
5/15/2037(a) 130,000 125,450
KLA Corp.
5.65%, 11/1/2034 25,000 26,652
5.00%, 3/15/2049 20,000 19,227
4.95%, 7/15/2052 70,000 66,706
5.25%, 7/15/2062 105,000 103,116
Lam Research Corp.
4.88%, 3/15/2049 30,000 28,276
3.13%, 6/15/2060 70,000 46,032
NVIDIA Corp.
3.70%, 4/1/2060 45,000 35,315
NXP BV
3.25%, 5/11/2041 95,000 70,985
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 3.6% (continued)
NXP BV (continued)
3.13%, 2/15/2042 $ 35,000 $ 25,383
QUALCOMM, Inc.
4.30%, 5/20/2047 65,000 56,801
4.50%, 5/20/2052 75,000 66,328
6.00%, 5/20/2053 85,000 93,645
Texas Instruments, Inc.
4.15%, 5/15/2048 175,000 149,847
2.70%, 9/15/2051 5,000 3,230
4.10%, 8/16/2052 10,000 8,433
5.00%, 3/14/2053 50,000 48,380
5.15%, 2/8/2054 55,000 54,463
5.05%, 5/18/2063 160,000 153,324
1,492,282
Software - 3 .7%
Intuit, Inc.
5.50%, 9/15/2053 100,000 103,131
Microsoft Corp.
3.50%, 2/12/2035 25,000 23,176
3.45%, 8/8/2036 75,000 67,382
2.53%, 6/1/2050 95,000 61,756
2.50%, 9/15/2050 25,000 16,109
2.92%, 3/17/2052 100,000 70,239
4.00%, 2/12/2055 50,000 42,874
3.95%, 8/8/2056 50,000 42,081
4.50%, 2/6/2057 50,000 47,235
2.68%, 6/1/2060 340,000 214,522
3.04%, 3/17/2062 160,000 109,442
Oracle Corp.
3.90%, 5/15/2035 25,000 22,244
3.85%, 7/15/2036 50,000 43,286
3.80%, 11/15/2037 25,000 21,195
6.50%, 4/15/2038 75,000 82,465
6.13%, 7/8/2039 55,000 58,328
3.60%, 4/1/2040 45,000 35,611
5.38%, 7/15/2040 50,000 48,788
3.65%, 3/25/2041 25,000 19,645
4.50%, 7/8/2044 10,000 8,532
4.13%, 5/15/2045 25,000 20,094
4.00%, 7/15/2046 50,000 39,370
4.00%, 11/15/2047 25,000 19,514
3.60%, 4/1/2050 75,000 53,766
3.95%, 3/25/2051 40,000 30,381
6.90%, 11/9/2052 100,000 114,735
5.55%, 2/6/2053 25,000 24,314
4.38%, 5/15/2055 14,000 11,275
3.85%, 4/1/2060 15,000 10,655
Salesforce, Inc.
2.70%, 7/15/2041 100,000 72,096
1,534,241
Specialty Retail - 3 .8%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 55,000 39,824

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 3.8% (continued)
Home Depot, Inc. (The)
5.88%, 12/16/2036 $ 165,000 $ 179,389
3.30%, 4/15/2040 90,000 72,294
5.40%, 9/15/2040 35,000 35,701
5.95%, 4/1/2041 75,000 81,068
4.20%, 4/1/2043 10,000 8,736
4.40%, 3/15/2045 25,000 22,251
4.25%, 4/1/2046 25,000 21,677
3.90%, 6/15/2047 70,000 56,999
4.50%, 12/6/2048 75,000 66,783
3.35%, 4/15/2050 25,000 18,263
2.75%, 9/15/2051 35,000 22,460
3.63%, 4/15/2052 105,000 79,868
4.95%, 9/15/2052 120,000 113,469
3.50%, 9/15/2056 35,000 25,635
Lowe's Cos., Inc.
2.80%, 9/15/2041 50,000 35,262
5.00%, 9/15/2043 20,000 18,588
3.70%, 4/15/2046 100,000 75,845
4.05%, 5/3/2047 75,000 59,679
3.00%, 10/15/2050 150,000 96,809
4.25%, 4/1/2052 50,000 40,237
5.63%, 4/15/2053 100,000 99,089
5.75%, 7/1/2053 50,000 50,379
4.45%, 4/1/2062 150,000 120,059
5.80%, 9/15/2062 75,000 74,729
5.85%, 4/1/2063 40,000 40,269
TJX Cos., Inc. (The)
4.50%, 4/15/2050 25,000 22,925
1,578,287
Technology Hardware, Storage & Peripherals - 2 .1%
Apple, Inc.
2.38%, 2/8/2041 50,000 35,786
3.85%, 5/4/2043 75,000 64,969
3.45%, 2/9/2045 25,000 20,051
4.38%, 5/13/2045 25,000 23,052
4.65%, 2/23/2046 50,000 47,849
3.85%, 8/4/2046 25,000 21,163
3.75%, 11/13/2047 20,000 16,483
2.95%, 9/11/2049 25,000 17,700
2.65%, 5/11/2050 25,000 16,540
2.65%, 2/8/2051 175,000 114,761
2.70%, 8/5/2051 75,000 49,342
3.95%, 8/8/2052 75,000 63,062
4.85%, 5/10/2053 25,000 24,950
2.80%, 2/8/2061 175,000 111,199
2.85%, 8/5/2061 150,000 96,076
4.10%, 8/8/2062 100,000 84,106
HP, Inc.
6.00%, 9/15/2041 80,000 83,495
  890,584
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 4 .8%
Altria Group, Inc.
5.80%, 2/14/2039 $ 125,000 $ 128,609
3.40%, 2/4/2041 40,000 29,786
4.25%, 8/9/2042 120,000 98,993
4.50%, 5/2/2043 40,000 33,823
5.38%, 1/31/2044 175,000 170,001
3.88%, 9/16/2046 45,000 33,719
5.95%, 2/14/2049 225,000 227,517
3.70%, 2/4/2051 100,000 69,871
4.00%, 2/4/2061 25,000 17,994
BAT Capital Corp.
4.39%, 8/15/2037 90,000 79,067
3.73%, 9/25/2040 25,000 19,193
7.08%, 8/2/2043 45,000 49,259
4.54%, 8/15/2047 100,000 80,155
4.76%, 9/6/2049 75,000 61,345
5.28%, 4/2/2050 35,000 30,843
3.98%, 9/25/2050 10,000 7,338
5.65%, 3/16/2052 45,000 42,064
7.08%, 8/2/2053 70,000 77,563
Philip Morris International, Inc.
6.38%, 5/16/2038 110,000 121,855
4.38%, 11/15/2041 50,000 43,441
4.50%, 3/20/2042 50,000 44,143
3.88%, 8/21/2042 50,000 40,412
4.13%, 3/4/2043 205,000 170,751
4.88%, 11/15/2043 55,000 50,562
4.25%, 11/10/2044 60,000 50,293
Reynolds American, Inc.
5.70%, 8/15/2035 5,000 5,053
7.25%, 6/15/2037 20,000 22,371
6.15%, 9/15/2043 70,000 69,807
5.85%, 8/15/2045 115,000 110,373
1,986,201
Trading Companies & Distributors - 0 .3%
WW Grainger, Inc.
4.60%, 6/15/2045 75,000 68,687
3.75%, 5/15/2046 30,000 24,089
4.20%, 5/15/2047 30,000 25,765
118,541
Wireless Telecommunication Services - 1 .1%
T-Mobile USA, Inc.
4.38%, 4/15/2040 50,000 44,335
3.00%, 2/15/2041 25,000 18,411
4.50%, 4/15/2050 50,000 42,781
5.65%, 1/15/2053 50,000 50,434
5.75%, 1/15/2054 100,000 102,133
6.00%, 6/15/2054 75,000 79,320
5.50%, 1/15/2055 50,000 49,401
3.60%, 11/15/2060 25,000 17,432

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 1.1% (continued)
T-Mobile USA, Inc. (continued)
5.80%, 9/15/2062 $ 50,000 $ 51,015
455,262
Total Corporate Bonds
(Cost $40,483,442) 40,369,073
U.S. TREASURY OBLIGATIONS - 1 .1%
U.S. Treasury Bonds
4.63%, 5/15/2044
$ 350,000
359,461
U.S. Treasury Notes
4.00%, 2/15/2034
100,000
99,578
Total U.S. Treasury Obligations
(Cost $457,797) 459,039
Total Investments - 98.3%
(Cost $40,941,239) 40,828,112
Other assets less liabilities - 1.7% 707,865
NET ASSETS - 100.0% $41,535,977
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2024, the value of these securities amounted to
approximately $371,737 or 0.89% of net assets.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2024.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust
Security Type % of Net Assets
Corporate Bonds 97 .2%
U.S. Treasury Obligations 1 .1
Others
(1)
1 .7
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
High Yield Value-Scored US Bond Index Fund
July 31, 2024 (Unaudited)
tS
Investments
Principal
Amount Value
CORPORATE BONDS - 97 .3%
Aerospace & Defense - 2 .6%
AAR Escrow Issuer LLC
6.75%,
3/15/2029(a) $ 2,090,000 $ 2,136,374
Bombardier, Inc.
7.13%,
6/15/2026(a) 130,000 131,684
6.00%,
2/15/2028(a) 545,000 543,435
7.50%, 2/1/2029(a) 835,000 871,862
BWX Technologies, Inc.
4.13%,
6/30/2028(a) 805,000 765,928
4.13%,
4/15/2029(a) 1,209,000 1,140,047
F-Brasile SpA
Series NR, 7.38%,
8/15/2026(a) 1,650,000 1,640,129
TransDigm, Inc.
5.50%, 11/15/2027 6,280,000 6,201,200
6.75%,
8/15/2028(a) 4,420,000 4,504,961
4.63%, 1/15/2029 6,905,000 6,530,043
6.38%, 3/1/2029(a) 2,815,000 2,867,361
4.88%, 5/1/2029(b) 3,621,000 3,445,737
6.88%,
12/15/2030(a) 1,270,000 1,306,019
7.13%,
12/1/2031(a) 850,000 882,204
6.63%, 3/1/2032(a) 2,050,000 2,096,795
Triumph Group, Inc.
9.00%,
3/15/2028(a) 1,914,000 2,015,999
37,079,778
Air Freight & Logistics - 0 .4%
Cargo Aircraft Management, Inc.
4.75%, 2/1/2028(a) 3,250,000 3,055,753
Rand Parent LLC
8.50%,
2/15/2030(a) 2,765,000 2,734,218
5,789,971
Automobile Components - 1 .3%
Adient Global Holdings Ltd.
8.25%,
4/15/2031(a)(b) 285,000 299,643
Allison Transmission, Inc.
3.75%,
1/30/2031(a) 938,000 834,861
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027 565,000 566,694
6.88%, 7/1/2028 330,000 330,071
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Components - 1.3% (continued)
Dornoch Debt Merger Sub, Inc.
6.63%,
10/15/2029(a)(b) $ 1,100,000 $ 963,755
Garrett Motion Holdings, Inc.
7.75%,
5/31/2032(a) 2,600,000 2,643,717
Icahn Enterprises LP
6.25%,
5/15/2026(b) 1,080,000 1,076,527
5.25%, 5/15/2027 865,000 829,613
9.75%,
1/15/2029(a) 470,000 494,939
4.38%, 2/1/2029 535,000 465,561
9.00%,
6/15/2030(a) 500,000 506,495
IHO Verwaltungs GmbH
4.75%,
9/15/2026(a)(c) 900,000 877,539
6.37%,
5/15/2029(a)(c) 1,680,000 1,681,648
Patrick Industries, Inc.
4.75%, 5/1/2029(a) 815,000 760,136
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a) 845,000 725,812
Tenneco, Inc.
8.00%,
11/17/2028(a)(b) 2,435,000 2,209,913
ZF North America Capital, Inc.
6.88%,
4/14/2028(a) 1,070,000 1,096,719
7.13%,
4/14/2030(a) 1,340,000 1,390,966
6.75%,
4/23/2030(a) 500,000 509,339
18,263,948
Automobiles - 1 .0%
Jaguar Land Rover Automotive plc
7.75%,
10/15/2025(a) 853,000 853,944
4.50%,
10/1/2027(a) 3,275,000 3,129,312
5.88%,
1/15/2028(a) 3,076,000 3,045,650
5.50%,
7/15/2029(a) 2,057,000 2,011,698
Mclaren Finance plc
7.50%, 8/1/2026(a) 2,140,000 1,870,360
Thor Industries, Inc.
4.00%,
10/15/2029(a) 2,565,000 2,311,329

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobiles - 1.0% (continued)
Winnebago Industries, Inc.
6.25%,
7/15/2028(a) $ 1,050,000 $ 1,040,921
14,263,214
Banks - 0 .5%
Intesa Sanpaolo SpA
5.71%,
1/15/2026(a) 1,350,000 1,348,569
4.20%, 6/1/2032(a)
(d) 940,000 813,844
4.95%, 6/1/2042(a)
(d) 170,000 131,790
Texas Capital Bancshares, Inc.
4.00%, 5/6/2031(d) 565,000 523,727
UniCredit SpA
7.30%, 4/2/2034(a)
(d) 1,060,000 1,100,682
5.46%,
6/30/2035(a)(d) 1,565,000 1,502,369
Valley National Bancorp
3.00%,
6/15/2031(d) 1,625,000 1,292,180
6,713,161
Beverages - 0 .1%
Primo Water Holdings, Inc.
4.38%,
4/30/2029(a)(b) 530,000 493,552
Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)
(b) 800,000 775,140
1,268,692
Biotechnology - 0 .1%
Grifols SA
4.75%,
10/15/2028(a) 1,600,000 1,459,838
Broadline Retail - 0 .6%
ANGI Group LLC
3.88%,
8/15/2028(a) 2,490,000 2,168,012
Go Daddy Operating Co. LLC
3.50%, 3/1/2029(a) 1,000,000 909,226
Liberty Interactive LLC
8.25%, 2/1/2030 845,000 437,205
Macy's Retail Holdings LLC
5.88%,
3/15/2030(a) 100,000 95,983
6.13%,
3/15/2032(a) 190,000 181,332
6.70%,
7/15/2034(a) 1,000,000 880,216
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 0.6% (continued)
Macy’s Retail Holdings LLC (continued)
5.13%, 1/15/2042 $ 1,000,000 $ 810,556
Millennium Escrow Corp.
6.63%, 8/1/2026(a) 2,630,000 1,382,716
NMG Holding Co., Inc.
7.13%, 4/1/2026(a) 705,000 708,174
Nordstrom, Inc.
5.00%, 1/15/2044 360,000 288,081
QVC, Inc.
4.75%,
2/15/2027(b) 650,000 569,068
4.38%, 9/1/2028 555,000 424,575
8,855,144
Building Products - 1 .5%
ACProducts Holdings, Inc.
6.38%,
5/15/2029(a) 1,700,000 1,011,476
AmeriTex HoldCo Intermediate LLC
10.25%,
10/15/2028(a) 1,785,000 1,897,814
Camelot Return Merger Sub, Inc.
8.75%, 8/1/2028(a)
(b) 1,180,000 1,173,173
CP Atlas Buyer, Inc.
7.00%,
12/1/2028(a) 795,000 680,633
Eco Material Technologies, Inc.
7.88%,
1/31/2027(a) 1,680,000 1,709,443
EMRLD Borrower LP
6.63%,
12/15/2030(a) 2,280,000 2,322,803
Griffon Corp.
5.75%, 3/1/2028(b) 2,070,000 2,026,332
James Hardie International Finance DAC
5.00%,
1/15/2028(a) 1,100,000 1,060,505
JELD-WEN, Inc.
4.88%,
12/15/2027(a)(b) 491,000 467,494
Miter Brands Acquisition Holdco, Inc.
6.75%, 4/1/2032(a) 1,150,000 1,166,787
MIWD Holdco II LLC
5.50%, 2/1/2030(a) 840,000 784,642
Oscar Acquisition Co. LLC
9.50%,
4/15/2030(a) 970,000 908,101
Smyrna Ready Mix Concrete LLC
6.00%,
11/1/2028(a) 1,387,000 1,373,969
8.88%,
11/15/2031(a) 1,755,000 1,891,283

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Building Products - 1.5% (continued)
Standard Industries, Inc.
5.00%,
2/15/2027(a) $ 685,000 $ 670,229
4.75%,
1/15/2028(a) 670,000 641,897
4.38%,
7/15/2030(a) 900,000 819,899
3.38%,
1/15/2031(a) 780,000 667,271
21,273,751
Capital Markets - 0 .6%
AG Issuer LLC
6.25%, 3/1/2028(a) 1,000,000 958,378
AG TTMT Escrow Issuer LLC
8.63%,
9/30/2027(a) 800,000 816,831
Aretec Group, Inc.
10.00%,
8/15/2030(a)(b) 540,000 575,744
Brightsphere Investment Group, Inc.
4.80%, 7/27/2026 225,000 218,043
Coinbase Global, Inc.
3.38%,
10/1/2028(a) 750,000 660,236
3.63%,
10/1/2031(a) 735,000 611,066
Compass Group Diversified Holdings LLC
5.25%,
4/15/2029(a) 835,000 800,060
Dresdner Funding Trust I
8.15%,
6/30/2031(a) 2,150,000 2,351,278
Jane Street Group
4.50%,
11/15/2029(a) 375,000 354,987
Nomura Holdings, Inc.
2.65%, 1/16/2025 1,650,000 1,627,913
8,974,536
Chemicals - 3 .8%
Ashland, Inc.
3.38%, 9/1/2031(a)
(b) 1,007,000 867,741
6.88%, 5/15/2043 1,060,000 1,093,583
ASP Unifrax Holdings, Inc.
5.25%,
9/30/2028(a) 2,911,000 1,557,385
7.50%,
9/30/2029(a) 1,169,000 584,500
Axalta Coating Systems Dutch Holding B BV
7.25%,
2/15/2031(a) 1,055,000 1,106,418
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 3.8% (continued)
Axalta Coating Systems LLC
4.75%,
6/15/2027(a) $ 500,000 $ 489,473
Cerdia Finanz GmbH
10.50%,
2/15/2027(a) 1,215,000 1,251,280
Chemours Co. (The)
5.38%,
5/15/2027(b) 1,695,000 1,628,318
5.75%,
11/15/2028(a)(b) 1,190,000 1,113,242
Consolidated Energy Finance SA
5.63%,
10/15/2028(a) 1,500,000 1,198,841
12.00%,
2/15/2031(a) 1,550,000 1,530,227
Cornerstone Chemical Co. LLC
10.25%,
9/1/2027(a) 195,000 125,092
CVR Partners LP
6.13%,
6/15/2028(a) 2,955,000 2,854,522
Element Solutions, Inc.
3.88%, 9/1/2028(a)
(b) 2,695,000 2,496,449
FXI Holdings, Inc.
12.25%,
11/15/2026(a)(b) 2,781,000 2,766,590
GPD Cos., Inc.
10.13%,
4/1/2026(a)(b) 405,000 377,730
HB Fuller Co.
4.25%,
10/15/2028(b) 620,000 578,953
Herens Holdco Sarl
4.75%,
5/15/2028(a)(b) 1,185,000 1,028,488
Illuminate Buyer LLC
9.00%, 7/1/2028(a) 650,000 652,127
INEOS Finance plc
6.75%,
5/15/2028(a) 760,000 763,096
7.50%,
4/15/2029(a) 1,985,000 2,020,589
INEOS Quattro Finance 2 plc
9.63%,
3/15/2029(a) 1,350,000 1,447,050
Ingevity Corp.
3.88%,
11/1/2028(a)(b) 855,000 782,833
Innophos Holdings, Inc.
9.38%,
2/15/2028(a)(b) 460,000 397,900

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 3.8% (continued)
LSB Industries, Inc.
6.25%,
10/15/2028(a) $ 970,000 $ 943,392
Methanex Corp.
5.13%, 10/15/2027 650,000 632,885
Minerals Technologies, Inc.
5.00%, 7/1/2028(a) 2,205,000 2,119,887
NOVA Chemicals Corp.
5.25%, 6/1/2027(a) 3,450,000 3,366,841
8.50%,
11/15/2028(a) 875,000 928,661
4.25%,
5/15/2029(a) 3,220,000 2,912,918
9.00%,
2/15/2030(a) 3,600,000 3,805,853
Nufarm Australia Ltd.
5.00%,
1/27/2030(a) 1,750,000 1,609,724
Olympus Water US Holding Corp.
7.13%,
10/1/2027(a) 315,000 317,125
4.25%,
10/1/2028(a) 800,000 737,643
9.75%,
11/15/2028(a) 1,375,000 1,461,170
Polar US Borrower LLC
6.75%,
5/15/2026(a) 245,000 68,232
Rain Carbon, Inc.
12.25%,
9/1/2029(a)(b) 905,000 978,194
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a) 1,728,000 1,610,976
SCIL IV LLC
5.38%,
11/1/2026(a) 1,380,000 1,348,361
SNF Group SACA
3.13%,
3/15/2027(a) 1,250,000 1,155,957
Vibrantz Technologies, Inc.
9.00%,
2/15/2030(a)(b) 1,260,000 1,127,857
WR Grace Holdings LLC
4.88%,
6/15/2027(a) 800,000 773,695
54,611,798
Commercial Services & Supplies - 2 .9%
ADT Security Corp. (The)
4.13%, 8/1/2029(a)
(b) 700,000 653,030
4.88%,
7/15/2032(a)(b) 781,000 726,102
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 2.9% (continued)
Allied Universal Holdco LLC
9.75%,
7/15/2027(a)(b) $ 875,000 $ 874,261
4.63%, 6/1/2028(a) 1,425,000 1,314,629
6.00%, 6/1/2029(a) 775,000 675,253
7.88%,
2/15/2031(a) 490,000 498,530
APi Group DE, Inc.
4.13%,
7/15/2029(a)(b) 1,500,000 1,384,689
4.75%,
10/15/2029(a)(b) 1,000,000 951,525
APX Group, Inc.
6.75%,
2/15/2027(a) 1,320,000 1,318,470
5.75%,
7/15/2029(a)(b) 2,500,000 2,432,196
Aramark Services, Inc.
5.00%, 2/1/2028(a) 985,000 962,069
Brink's Co. (The)
4.63%,
10/15/2027(a)(b) 385,000 373,230
Cimpress plc
7.00%,
6/15/2026(b) 605,000 605,109
Clean Harbors, Inc.
4.88%,
7/15/2027(a)(b) 1,000,000 978,755
CoreCivic, Inc.
4.75%, 10/15/2027 1,370,000 1,297,392
8.25%,
4/15/2029(b) 2,055,000 2,162,812
Deluxe Corp.
8.00%, 6/1/2029(a) 2,590,000 2,443,774
Garda World Security Corp.
4.63%,
2/15/2027(a) 1,070,000 1,030,164
9.50%,
11/1/2027(a)(b) 970,000 976,126
7.75%,
2/15/2028(a)(b) 580,000 598,501
GFL Environmental, Inc.
4.00%, 8/1/2028(a) 2,080,000 1,955,184
4.75%,
6/15/2029(a) 485,000 462,156
4.38%,
8/15/2029(a) 185,000 173,019
Interface, Inc.
5.50%,
12/1/2028(a) 655,000 632,182
Madison IAQ LLC
4.13%,
6/30/2028(a) 1,001,000 934,834
5.88%,
6/30/2029(a) 1,229,000 1,150,586

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 2.9% (continued)
Pitney Bowes, Inc.
6.88%,
3/15/2027(a) $ 685,000 $ 677,482
Prime Security Services Borrower LLC
5.75%,
4/15/2026(a) 2,775,000 2,772,844
3.38%,
8/31/2027(a) 2,020,000 1,885,014
6.25%,
1/15/2028(a)(b) 1,635,000 1,629,625
Reworld Holding Corp.
4.88%,
12/1/2029(a)(b) 720,000 658,394
Stericycle, Inc.
3.88%,
1/15/2029(a) 185,000 175,889
VM Consolidated, Inc.
5.50%,
4/15/2029(a) 1,469,000 1,423,124
WASH Multifamily Acquisition, Inc.
5.75%,
4/15/2026(a) 1,765,000 1,736,956
West Technology Group LLC
8.50%,
4/10/2027(a) 1,225,000 1,050,565
Williams Scotsman, Inc.
4.63%,
8/15/2028(a) 1,760,000 1,674,811
41,249,282
Communications Equipment - 0 .3%
CommScope LLC
6.00%, 3/1/2026(a)
(b) 980,000 919,905
8.25%, 3/1/2027(a) 750,000 519,050
CommScope Technologies LLC
5.00%,
3/15/2027(a) 500,000 320,938
Viasat, Inc.
5.63%,
9/15/2025(a)(b) 1,000,000 989,214
Viavi Solutions, Inc.
3.75%,
10/1/2029(a)(b) 1,795,000 1,556,686
4,305,793
Construction & Engineering - 1 .3%
AECOM
5.13%,
3/15/2027(b) 5,580,000 5,513,008
Arcosa, Inc.
4.38%,
4/15/2029(a) 2,335,000 2,200,893
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction & Engineering - 1.3% (continued)
Artera Services LLC
8.50%,
2/15/2031(a) $ 1,100,000 $ 1,127,793
Brand Industrial Services, Inc.
10.38%,
8/1/2030(a)(b) 2,800,000 3,074,750
Brundage-Bone Concrete Pumping
Holdings, Inc.
6.00%, 2/1/2026(a) 700,000 697,447
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)
(b) 723,000 695,189
7.50%,
4/15/2032(a) 616,000 620,618
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a) 1,530,000 1,378,191
Railworks Holdings LP
8.25%,
11/15/2028(a) 825,000 836,996
Tutor Perini Corp.
11.88%,
4/30/2029(a) 750,000 821,146
Weekley Homes LLC
4.88%,
9/15/2028(a)(b) 1,020,000 971,068
17,937,099
Construction Materials - 0 .0% (e)
Knife River Corp.
7.75%, 5/1/2031(a) 220,000 230,825
Consumer Finance - 1 .9%
Bread Financial Holdings, Inc.
9.75%,
3/15/2029(a) 1,335,000 1,431,350
Cobra Acquisition Co. LLC
6.38%,
11/1/2029(a) 665,000 545,094
Credit Acceptance Corp.
6.63%, 3/15/2026 65,000 65,043
9.25%,
12/15/2028(a) 300,000 320,144
Encore Capital Group, Inc.
9.25%, 4/1/2029(a) 710,000 748,126
Enova International, Inc.
11.25%,
12/15/2028(a)(b) 2,210,000 2,382,395
FirstCash, Inc.
4.63%, 9/1/2028(a) 1,420,000 1,356,670
5.63%, 1/1/2030(a)
(b) 2,390,000 2,321,439
6.88%, 3/1/2032(a)
(b) 2,180,000 2,204,776

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 1.9% (continued)
GGAM Finance Ltd.
8.00%,
2/15/2027(a) $ 500,000 $ 516,963
8.00%,
6/15/2028(a)(b) 900,000 952,513
goeasy Ltd.
4.38%, 5/1/2026(a) 675,000 655,265
9.25%,
12/1/2028(a) 130,000 139,415
7.63%, 7/1/2029(a) 1,500,000 1,534,278
LFS Topco LLC
5.88%,
10/15/2026(a) 490,000 455,203
Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/2028(a) 1,060,000 1,122,391
OneMain Finance Corp.
7.13%, 3/15/2026 510,000 518,728
3.88%,
9/15/2028(b) 300,000 274,056
7.50%, 5/15/2031 550,000 565,549
PRA Group, Inc.
7.38%, 9/1/2025(a) 115,000 114,903
PROG Holdings, Inc.
6.00%,
11/15/2029(a) 3,350,000 3,222,573
SLM Corp.
3.13%,
11/2/2026(b) 200,000 189,263
Synchrony Financial
7.25%, 2/2/2033(b) 4,235,000 4,331,377
World Acceptance Corp.
7.00%,
11/1/2026(a) 580,000 557,916
26,525,430
Consumer Staples Distribution & Retail - 2 .7%
Albertsons Cos., Inc.
3.25%,
3/15/2026(a) 2,710,000 2,620,135
4.63%,
1/15/2027(a) 3,490,000 3,402,587
5.88%,
2/15/2028(a)(b) 600,000 594,907
6.50%,
2/15/2028(a) 4,385,000 4,448,420
3.50%,
3/15/2029(a)(b) 7,730,000 7,042,407
4.88%,
2/15/2030(a)(b) 3,170,000 3,028,651
C&S Group Enterprises LLC
5.00%,
12/15/2028(a)(b) 1,485,000 1,102,091
Ingles Markets, Inc.
4.00%,
6/15/2031(a)(b) 2,020,000 1,787,031
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Distribution & Retail - 2.7% (continued)
KeHE Distributors LLC
9.00%,
2/15/2029(a) $ 1,680,000 $ 1,724,134
Performance Food Group, Inc.
5.50%,
10/15/2027(a) 3,590,000 3,542,077
4.25%, 8/1/2029(a) 5,440,000 5,038,421
United Natural Foods, Inc.
6.75%,
10/15/2028(a)(b) 555,000 507,008
US Foods, Inc.
6.88%,
9/15/2028(a) 1,500,000 1,541,984
4.75%,
2/15/2029(a) 730,000 699,006
4.63%, 6/1/2030(a) 1,640,000 1,537,317
7.25%,
1/15/2032(a) 295,000 308,512
38,924,688
Containers & Packaging - 1 .6%
Ardagh Metal Packaging Finance USA LLC
6.00%,
6/15/2027(a) 770,000 765,406
3.25%, 9/1/2028(a)
(b) 1,070,000 953,004
4.00%, 9/1/2029(a) 1,570,000 1,333,488
Cascades, Inc.
5.13%,
1/15/2026(a) 190,000 187,603
Clydesdale Acquisition Holdings, Inc.
6.63%,
4/15/2029(a) 2,355,000 2,346,267
8.75%,
4/15/2030(a)(b) 6,674,000 6,549,863
Graham Packaging Co., Inc.
7.13%,
8/15/2028(a) 595,000 579,956
Intelligent Packaging Ltd. Finco, Inc.
6.00%,
9/15/2028(a)(b) 1,270,000 1,244,773
Iris Holding, Inc.
10.00%,
12/15/2028(a)(b) 1,345,000 1,138,405
LABL, Inc.
10.50%,
7/15/2027(a) 1,195,000 1,163,966
5.88%,
11/1/2028(a) 567,000 523,608
9.50%,
11/1/2028(a) 745,000 752,631
8.25%,
11/1/2029(a) 700,000 613,321

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 1.6% (continued)
Mauser Packaging Solutions Holding Co.
9.25%,
4/15/2027(a) $ 862,000 $ 863,160
Pactiv LLC
7.95%, 12/15/2025 195,000 200,215
TriMas Corp.
4.13%,
4/15/2029(a) 2,375,000 2,193,083
Trivium Packaging Finance BV
5.50%,
8/15/2026(a)(b)(f) 950,000 930,494
8.50%,
8/15/2027(a)(f) 880,000 863,897
23,203,140
Distributors - 0 .5%
American Builders & Contractors Supply
Co., Inc.
4.00%,
1/15/2028(a) 1,270,000 1,199,412
BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a) 725,000 701,492
Resideo Funding, Inc.
4.00%, 9/1/2029(a) 660,000 601,571
Ritchie Bros Holdings, Inc.
6.75%,
3/15/2028(a) 250,000 255,255
7.75%,
3/15/2031(a) 650,000 683,478
Verde Purchaser LLC
10.50%,
11/30/2030(a) 2,405,000 2,556,457
Windsor Holdings III LLC
8.50%,
6/15/2030(a) 1,325,000 1,394,570
7,392,235
Diversified Consumer Services - 0 .6%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(a) 2,295,000 2,230,326
Champions Financing, Inc.
8.75%,
2/15/2029(a) 2,010,000 2,050,093
Grand Canyon University
4.38%, 10/1/2026 500,000 493,750
5.13%, 10/1/2028 1,970,000 1,804,174
Signal Parent, Inc.
6.13%, 4/1/2029(a) 780,000 529,036
StoneMor, Inc.
8.50%,
5/15/2029(a) 1,010,000 844,819
  7,952,198
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 1 .5%
Global Net Lease, Inc.
REIT, 3.75%,
12/15/2027(a) $ 1,390,000 $ 1,258,004
Iron Mountain Information Management
Services, Inc.
REIT, 5.00%,
7/15/2032(a)(b) 2,510,000 2,344,363
Uniti Group LP
Series MAY,
REIT, 10.50%,
2/15/2028(a) 10,750,000 10,873,070
REIT, 4.75%,
4/15/2028(a) 1,300,000 1,122,718
REIT, 6.50%,
2/15/2029(a)(b) 6,200,000 4,686,154
REIT, 6.00%,
1/15/2030(a) 2,000,000 1,432,892
21,717,201
Diversified Telecommunication Services - 5 .4%
Altice Financing SA
5.00%,
1/15/2028(a) 1,555,000 1,241,733
5.75%,
8/15/2029(a) 2,275,000 1,726,649
Altice France SA
8.13%, 2/1/2027(a)
(b) 835,000 675,301
5.50%,
1/15/2028(a) 800,000 585,682
5.13%,
1/15/2029(a) 435,000 302,031
5.13%,
7/15/2029(a) 1,480,000 1,037,917
5.50%,
10/15/2029(a) 1,200,000 843,910
CCO Holdings LLC
5.13%, 5/1/2027(a) 2,256,000 2,191,173
5.00%, 2/1/2028(a) 1,410,000 1,342,351
5.38%, 6/1/2029(a)
(b) 1,390,000 1,299,455
6.38%, 9/1/2029(a) 1,300,000 1,265,764
4.75%, 3/1/2030(a) 3,155,000 2,824,524
4.50%,
8/15/2030(a) 2,805,000 2,455,895
4.25%, 2/1/2031(a) 3,115,000 2,650,423
7.38%, 3/1/2031(a)
(b) 935,000 944,182
4.75%, 2/1/2032(a) 1,645,000 1,406,808
4.50%, 5/1/2032 3,117,000 2,609,793
4.50%, 6/1/2033(a) 5,020,000 4,123,939
4.25%,
1/15/2034(a) 1,420,000 1,121,783

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 5.4% (continued)
Consolidated Communications, Inc.
5.00%,
10/1/2028(a) $ 2,350,000 $ 2,034,051
6.50%,
10/1/2028(a) 4,175,000 3,760,092
Frontier Communications Holdings LLC
6.75%, 5/1/2029(a) 2,400,000 2,267,674
5.88%, 11/1/2029 390,000 350,999
6.00%,
1/15/2030(a) 555,000 500,189
Iliad Holding SASU
6.50%,
10/15/2026(a) 950,000 951,967
7.00%,
10/15/2028(a) 1,125,000 1,127,943
Intelsat Jackson Holdings SA
6.50%,
3/15/2030(a) 16,765,000 15,948,937
Level 3 Financing, Inc.
4.63%,
9/15/2027(a) 500,000 330,200
10.50%,
4/15/2029(a) 750,000 768,750
11.00%,
11/15/2029(a) 1,735,000 1,836,740
10.50%,
5/15/2030(a) 1,200,000 1,226,400
10.75%,
12/15/2030(a) 695,000 716,719
Lumen Technologies, Inc.
4.00%,
2/15/2027(a) 700,000 448,490
Optics Bidco SpA
Series 2033,
6.38%,
11/15/2033(a) 250,000 245,125
Series 2038,
7.72%, 6/4/2038(a) 250,000 267,705
Telesat Canada
5.63%,
12/6/2026(a) 1,725,000 819,240
4.88%, 6/1/2027(a) 1,345,000 613,613
Virgin Media Finance plc
5.00%,
7/15/2030(a) 550,000 463,505
Virgin Media Secured Finance plc
5.50%,
5/15/2029(a) 550,000 512,243
4.50%,
8/15/2030(a) 515,000 446,586
Windstream Escrow LLC
7.75%,
8/15/2028(a)(b) 2,776,000 2,677,769
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)
(b) 7,410,000 6,301,218
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 5.4% (continued)
Zayo Group Holdings, Inc. (continued)
6.13%, 3/1/2028(a) $ 3,910,000 $ 2,669,486
77,934,954
Electric Utilities - 1 .9%
Edison International
8.13%,
6/15/2053(d) 1,920,000 2,011,467
7.88%,
6/15/2054(b)(d) 1,700,000 1,779,390
Emera, Inc.
Series 16-
A, 6.75%,
6/15/2076(b)(d) 6,620,000 6,585,254
EUSHI Finance, Inc.
7.63%,
12/15/2054(a)(b)
(d) 2,750,000 2,801,798
Leeward Renewable Energy Operations
LLC
4.25%, 7/1/2029(a) 1,245,000 1,132,852
NextEra Energy Operating Partners LP
3.88%,
10/15/2026(a) 1,230,000 1,180,376
4.50%,
9/15/2027(a)(b) 1,480,000 1,417,171
7.25%,
1/15/2029(a) 825,000 856,952
NRG Energy, Inc.
3.38%,
2/15/2029(a) 79,000 71,101
5.25%,
6/15/2029(a) 1,150,000 1,118,215
3.63%,
2/15/2031(a)(b) 1,035,000 905,630
3.88%,
2/15/2032(a) 650,000 567,668
Pattern Energy Operations LP
4.50%,
8/15/2028(a)(b) 1,670,000 1,575,941
PG&E Corp.
5.00%, 7/1/2028(b) 805,000 785,203
5.25%, 7/1/2030 905,000 874,496
Vistra Operations Co. LLC
5.63%,
2/15/2027(a) 1,860,000 1,845,711
5.00%,
7/31/2027(a) 930,000 910,601
7.75%,
10/15/2031(a) 330,000 348,729
26,768,555
Electronic Equipment, Instruments & Components - 0 .1%
Crane NXT Co.
4.20%, 3/15/2048 1,070,000 758,794

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 0.1%
(continued)
Likewize Corp.
9.75%,
10/15/2025(a) $ 131,000 $ 132,739
891,533
Energy Equipment & Services - 2 .4%
Archrock Partners LP
6.88%, 4/1/2027(a)
(b) 1,070,000 1,074,748
6.25%, 4/1/2028(a)
(b) 1,910,000 1,905,404
Borr IHC Ltd.
10.00%,
11/15/2028(a) 1,445,122 1,513,316
10.38%,
11/15/2030(a) 487,864 514,876
Bristow Group, Inc.
6.88%, 3/1/2028(a)
(b) 1,275,000 1,263,460
Helix Energy Solutions Group, Inc.
9.75%, 3/1/2029(a) 1,070,000 1,143,308
Kodiak Gas Services LLC
7.25%,
2/15/2029(a) 1,575,000 1,620,190
Nabors Industries Ltd.
7.25%,
1/15/2026(a) 795,000 809,468
Noble Finance II LLC
8.00%,
4/15/2030(a)(b) 3,365,000 3,533,825
Precision Drilling Corp.
6.88%,
1/15/2029(a) 705,000 704,827
Seadrill Finance Ltd.
8.38%, 8/1/2030(a) 2,950,000 3,109,378
Transocean, Inc.
6.80%, 3/15/2038 250,000 214,606
USA Compression Partners LP
6.88%, 9/1/2027 1,778,000 1,788,167
7.13%,
3/15/2029(a) 3,085,000 3,139,539
Valaris Ltd.
8.38%,
4/30/2030(a)(b) 6,065,000 6,350,434
Weatherford International Ltd.
8.63%,
4/30/2030(a) 5,475,000 5,699,059
34,384,605
Entertainment - 0 .8%
Allen Media LLC
10.50%,
2/15/2028(a) 2,115,000 867,921
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 0.8% (continued)
Banijay Entertainment SAS
8.13%, 5/1/2029(a) $ 2,400,000 $ 2,485,134
Cinemark USA, Inc.
5.25%,
7/15/2028(a) 1,665,000 1,609,604
Lions Gate Capital Holdings LLC
5.50%,
4/15/2029(a) 1,855,000 1,171,201
Live Nation Entertainment, Inc.
5.63%,
3/15/2026(a) 750,000 743,564
4.75%,
10/15/2027(a)(b) 3,640,000 3,529,452
3.75%,
1/15/2028(a) 250,000 235,059
ROBLOX Corp.
3.88%, 5/1/2030(a) 850,000 761,667
11,403,602
Financial Services - 2 .5%
Armor Holdco, Inc.
8.50%,
11/15/2029(a) 600,000 573,368
Boost Newco Borrower LLC
7.50%,
1/15/2031(a) 2,150,000 2,264,537
Freedom Mortgage Corp.
7.63%, 5/1/2026(a) 150,000 150,166
6.63%,
1/15/2027(a) 610,000 597,916
12.00%,
10/1/2028(a) 1,010,000 1,086,688
12.25%,
10/1/2030(a)(b) 1,300,000 1,424,864
Jefferies Finance LLC
5.00%,
8/15/2028(a) 2,620,000 2,433,367
Jefferson Capital Holdings LLC
6.00%,
8/15/2026(a) 701,000 696,016
9.50%,
2/15/2029(a) 1,325,000 1,390,172
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a) 5,340,000 5,157,745
5.63%,
1/15/2030(a) 2,330,000 2,092,878
Mobius Merger Sub, Inc.
9.00%, 6/1/2030(a) 2,700,000 2,673,798
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026(a) 585,000 575,245
6.00%,
1/15/2027(a) 1,290,000 1,280,391
5.50%,
8/15/2028(a) 1,851,000 1,797,712

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.5% (continued)
Nationstar Mortgage Holdings, Inc.
(continued)
5.13%,
12/15/2030(a)(b) $ 275,000 $ 256,102
5.75%,
11/15/2031(a) 220,000 209,963
7.13%, 2/1/2032(a) 840,000 857,427
NCR Atleos Corp.
9.50%, 4/1/2029(a) 1,300,000 1,420,149
Oxford Finance LLC
6.38%, 2/1/2027(a)
(b) 965,000 942,038
PennyMac Financial Services, Inc.
4.25%,
2/15/2029(a) 75,000 69,528
5.75%,
9/15/2031(a) 225,000 214,947
Rocket Mortgage LLC
2.88%,
10/15/2026(a) 630,000 595,279
3.63%, 3/1/2029(a) 539,000 494,801
3.88%, 3/1/2031(a) 1,022,000 909,097
4.00%,
10/15/2033(a) 830,000 713,867
Stena International SA
7.25%,
1/15/2031(a) 1,650,000 1,687,895
7.63%,
2/15/2031(a) 1,000,000 1,028,271
United Wholesale Mortgage LLC
5.50%,
11/15/2025(a) 620,000 615,372
5.75%,
6/15/2027(a) 715,000 704,289
5.50%,
4/15/2029(a) 1,190,000 1,147,354
36,061,242
Food Products - 0 .8%
B&G Foods, Inc.
5.25%, 9/15/2027 900,000 843,091
Lamb Weston Holdings, Inc.
4.88%,
5/15/2028(a) 300,000 290,654
4.13%,
1/31/2030(a)(b) 2,270,000 2,072,263
4.38%,
1/31/2032(a) 1,588,000 1,431,332
Post Holdings, Inc.
5.63%,
1/15/2028(a) 2,020,000 2,000,011
5.50%,
12/15/2029(a)(b) 1,105,000 1,072,063
4.63%,
4/15/2030(a)(b) 1,379,000 1,284,700
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0.8% (continued)
Post Holdings, Inc. (continued)
4.50%,
9/15/2031(a)(b) $ 965,000 $ 877,588
6.25%,
2/15/2032(a) 500,000 506,344
Simmons Foods, Inc.
4.63%, 3/1/2029(a) 1,500,000 1,349,827
TreeHouse Foods, Inc.
4.00%, 9/1/2028 265,000 239,083
11,966,956
Gas Utilities - 0 .8%
AmeriGas Partners LP
5.88%,
8/20/2026(b) 2,355,000 2,319,757
5.75%, 5/20/2027 2,600,000 2,515,913
9.38%, 6/1/2028(a)
(b) 2,800,000 2,931,183
Ferrellgas LP
5.88%, 4/1/2029(a) 3,000,000 2,794,617
Suburban Propane Partners LP
5.88%, 3/1/2027 405,000 401,727
10,963,197
Ground Transportation - 0 .8%
Albion Financing 1 Sarl
6.13%,
10/15/2026(a) 1,055,000 1,042,251
Albion Financing 2 Sarl
8.75%,
4/15/2027(a)(b) 1,145,000 1,160,104
Avis Budget Car Rental LLC
8.00%,
2/15/2031(a) 100,000 99,180
Brightline East LLC
11.00%,
1/31/2030(a)(b) 3,000,000 2,729,538
Carriage Purchaser, Inc.
7.88%,
10/15/2029(a) 495,000 458,145
First Student Bidco, Inc.
4.00%,
7/31/2029(a) 1,075,000 980,516
Hertz Corp. (The)
4.63%,
12/1/2026(a) 1,380,000 1,041,184
5.00%,
12/1/2029(a)(b) 2,844,000 1,879,741
NESCO Holdings II, Inc.
5.50%,
4/15/2029(a) 1,530,000 1,424,023

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 0.8% (continued)
Uber Technologies, Inc.
4.50%,
8/15/2029(a) $ 250,000 $ 240,978
11,055,660
Health Care Equipment & Supplies - 1 .0%
Embecta Corp.
5.00%,
2/15/2030(a) 1,665,000 1,426,200
6.75%,
2/15/2030(a) 1,150,000 1,025,408
Hologic, Inc.
4.63%, 2/1/2028(a) 2,285,000 2,212,116
3.25%,
2/15/2029(a) 5,500,000 5,014,259
Medline Borrower LP
5.25%,
10/1/2029(a)(b) 2,540,000 2,455,151
Neogen Food Safety Corp.
8.63%,
7/20/2030(a) 180,000 194,427
Teleflex, Inc.
4.63%, 11/15/2027 1,040,000 1,011,411
4.25%, 6/1/2028(a) 500,000 474,958
Varex Imaging Corp.
7.88%,
10/15/2027(a) 269,000 273,010
14,086,940
Health Care Providers & Services - 2 .9%
180 Medical, Inc.
3.88%,
10/15/2029(a)(b) 200,000 181,308
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a) 930,000 912,161
5.00%,
4/15/2029(a) 250,000 239,374
AdaptHealth LLC
6.13%, 8/1/2028(a)
(b) 575,000 560,543
AHP Health Partners, Inc.
5.75%,
7/15/2029(a) 427,000 407,846
Community Health Systems, Inc.
6.88%, 4/1/2028(a) 200,000 156,255
6.00%,
1/15/2029(a)(b) 250,000 232,113
6.88%,
4/15/2029(a)(b) 250,000 205,006
5.25%,
5/15/2030(a) 450,000 392,433
10.88%,
1/15/2032(a)(b) 250,000 268,746
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.9% (continued)
DaVita, Inc.
4.63%, 6/1/2030(a)
(b) $ 2,853,000 $ 2,612,635
3.75%,
2/15/2031(a)(b) 1,340,000 1,159,134
Encompass Health Corp.
4.50%, 2/1/2028 610,000 589,738
4.75%, 2/1/2030(b) 610,000 581,500
4.63%, 4/1/2031(b) 1,335,000 1,243,689
Global Medical Response, Inc.
10.00%,
10/31/2028(a)(c) 1,500,000 1,472,415
HealthEquity, Inc.
4.50%,
10/1/2029(a) 1,820,000 1,714,367
Heartland Dental LLC
10.50%,
4/30/2028(a) 1,800,000 1,916,999
Kedrion SpA
6.50%, 9/1/2029(a) 2,065,000 1,907,383
Legacy LifePoint Health LLC
4.38%,
2/15/2027(a) 490,000 473,643
LifePoint Health, Inc.
5.38%,
1/15/2029(a) 445,000 403,148
9.88%,
8/15/2030(a) 780,000 850,057
11.00%,
10/15/2030(a) 1,300,000 1,459,060
ModivCare Escrow Issuer, Inc.
5.00%,
10/1/2029(a) 500,000 338,392
Molina Healthcare, Inc.
4.38%,
6/15/2028(a) 2,660,000 2,532,223
3.88%,
11/15/2030(a) 3,870,000 3,499,796
3.88%,
5/15/2032(a)(b) 4,205,000 3,708,195
Option Care Health, Inc.
4.38%,
10/31/2029(a) 240,000 224,155
Prime Healthcare Services, Inc.
7.25%,
11/1/2025(a) 1,710,000 1,709,838
Radiology Partners, Inc.
7.78%,
1/31/2029(a)(c) 1,657,962 1,552,964
9.78%,
2/15/2030(a)(c) 1,500,000 1,248,461
Star Parent, Inc.
9.00%,
10/1/2030(a) 865,000 923,088

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.9% (continued)
Tenet Healthcare Corp.
5.13%, 11/1/2027 $ 665,000 $ 653,169
6.13%,
10/1/2028(b) 1,825,000 1,829,567
6.88%,
11/15/2031(b) 115,000 123,095
Toledo Hospital (The)
Series B, 5.33%,
11/15/2028 900,000 869,229
6.02%, 11/15/2048 580,000 511,867
US Acute Care Solutions LLC
9.75%,
5/15/2029(a)(b) 2,500,000 2,478,694
42,142,286
Health Care REITs - 0 .2%
CTR Partnership LP
REIT, 3.88%,
6/30/2028(a)(b) 2,225,000 2,078,893
Diversified Healthcare Trust
REIT, 4.38%,
3/1/2031 805,000 613,151
2,692,044
Hotel & Resort REITs - 0 .9%
RHP Hotel Properties LP
REIT, 4.75%,
10/15/2027 250,000 242,706
REIT, 4.50%,
2/15/2029(a)(b) 240,000 227,371
REIT, 6.50%,
4/1/2032(a) 1,350,000 1,365,249
RLJ Lodging Trust LP
REIT, 4.00%,
9/15/2029(a) 1,500,000 1,338,523
Service Properties Trust
REIT, 5.25%,
2/15/2026 350,000 344,984
REIT, 4.75%,
10/1/2026(b) 1,495,000 1,432,172
REIT, 4.95%,
2/15/2027(b) 290,000 271,695
REIT, 5.50%,
12/15/2027 250,000 238,223
REIT, 3.95%,
1/15/2028(b) 2,310,000 1,991,226
REIT, 8.38%,
6/15/2029(b) 4,150,000 4,131,425
REIT, 4.95%,
10/1/2029(b) 400,000 318,851
REIT, 4.38%,
2/15/2030 475,000 355,451
REIT, 8.88%,
6/15/2032 450,000 428,741
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotel & Resort REITs - 0.9% (continued)
XHR LP
REIT, 4.88%,
6/1/2029(a) $ 290,000 $ 273,650
12,960,267
Hotels, Restaurants & Leisure - 7 .1%
1011778 BC ULC
3.88%,
1/15/2028(a) 320,000 300,870
4.38%,
1/15/2028(a) 510,000 484,953
4.00%,
10/15/2030(a) 3,260,000 2,907,837
Affinity Interactive
6.88%,
12/15/2027(a) 1,830,000 1,595,608
Boyd Gaming Corp.
4.75%,
12/1/2027(b) 845,000 821,225
4.75%,
6/15/2031(a) 2,245,000 2,067,937
Carnival Corp.
7.63%, 3/1/2026(a) 1,260,000 1,272,189
5.75%, 3/1/2027(a) 1,097,000 1,091,531
10.50%,
6/1/2030(a) 1,115,000 1,211,871
Carnival Holdings Bermuda Ltd.
10.38%,
5/1/2028(a) 931,000 1,006,450
CEC Entertainment LLC
6.75%, 5/1/2026(a)
(b) 3,579,000 3,574,772
Cedar Fair LP
6.50%,
10/1/2028(b) 645,000 651,127
5.25%,
7/15/2029(b) 746,000 726,479
Churchill Downs, Inc.
5.50%, 4/1/2027(a) 1,535,000 1,516,819
4.75%,
1/15/2028(a)(b) 1,690,000 1,631,685
5.75%, 4/1/2030(a) 1,340,000 1,313,843
6.75%, 5/1/2031(a) 275,000 279,281
Everi Holdings, Inc.
5.00%,
7/15/2029(a) 600,000 594,335
Fertitta Entertainment LLC
4.63%,
1/15/2029(a)(b) 2,820,000 2,633,635
6.75%,
1/15/2030(a) 7,095,000 6,295,223
Genting New York LLC
3.30%,
2/15/2026(a) 1,800,000 1,733,387

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 7.1% (continued)
GPS Hospitality Holding Co. LLC
7.00%,
8/15/2028(a) $ 1,240,000 $ 900,583
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029(a)
(b) 585,000 542,353
4.88%, 1/15/2030 795,000 768,647
4.00%, 5/1/2031(a) 5,660,000 5,126,635
3.63%,
2/15/2032(a) 5,525,000 4,839,039
Hilton Grand Vacations Borrower Escrow
LLC
5.00%, 6/1/2029(a) 1,890,000 1,777,676
4.88%, 7/1/2031(a)
(b) 855,000 769,826
Jacobs Entertainment, Inc.
6.75%,
2/15/2029(a) 1,685,000 1,575,201
KFC Holding Co.
4.75%, 6/1/2027(a) 445,000 435,485
Life Time, Inc.
8.00%,
4/15/2026(a) 1,005,000 1,018,549
Light & Wonder International, Inc.
7.00%,
5/15/2028(a) 495,000 498,643
7.25%,
11/15/2029(a) 300,000 308,704
Marriott Ownership Resorts, Inc.
4.75%,
1/15/2028(b) 1,026,000 978,215
4.50%,
6/15/2029(a) 1,110,000 1,032,290
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a) 4,245,000 4,008,454
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026(a) 3,020,000 2,828,502
NCL Corp. Ltd.
5.88%,
3/15/2026(a) 885,000 881,044
5.88%,
2/15/2027(a) 745,000 739,603
8.38%, 2/1/2028(a)
(b) 440,000 463,564
Papa John's International, Inc.
3.88%,
9/15/2029(a)(b) 1,920,000 1,710,410
Penn Entertainment, Inc.
5.63%,
1/15/2027(a)(b) 740,000 722,119
Resorts World Las Vegas LLC
4.63%,
4/16/2029(a)(b) 5,650,000 5,129,685
8.45%,
7/27/2030(a) 2,600,000 2,771,077
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 7.1% (continued)
Resorts World Las Vegas LLC (continued)
4.63%, 4/6/2031(a) $ 1,455,000 $ 1,274,610
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(a) 1,405,000 1,368,396
5.50%,
8/31/2026(a) 2,145,000 2,135,332
5.38%,
7/15/2027(a) 810,000 805,248
3.70%, 3/15/2028 240,000 226,165
5.50%, 4/1/2028(a) 290,000 288,897
Scientific Games Holdings LP
6.63%, 3/1/2030(a) 2,550,000 2,493,962
SeaWorld Parks & Entertainment, Inc.
5.25%,
8/15/2029(a) 1,495,000 1,424,061
Six Flags Entertainment Corp.
5.50%,
4/15/2027(a) 555,000 551,886
7.25%,
5/15/2031(a) 650,000 670,113
Sizzling Platter LLC
8.50%,
11/28/2025(a) 330,000 332,475
Station Casinos LLC
4.50%,
2/15/2028(a) 490,000 465,043
TKC Holdings, Inc.
6.88%,
5/15/2028(a) 1,155,000 1,124,537
10.50%,
5/15/2029(a) 1,190,000 1,157,275
Travel + Leisure Co.
6.63%,
7/31/2026(a) 1,425,000 1,438,150
6.00%, 4/1/2027(f) 850,000 852,757
4.50%,
12/1/2029(a) 720,000 669,213
4.63%, 3/1/2030(a) 85,000 78,115
VOC Escrow Ltd.
5.00%,
2/15/2028(a) 500,000 487,886
Wyndham Hotels & Resorts, Inc.
4.38%,
8/15/2028(a) 1,650,000 1,556,842
Wynn Las Vegas LLC
5.25%,
5/15/2027(a) 735,000 720,139
Wynn Resorts Finance LLC
5.13%,
10/1/2029(a) 380,000 365,797
7.13%,
2/15/2031(a)(b) 1,080,000 1,125,858
Yum! Brands, Inc.
4.75%,
1/15/2030(a) 2,100,000 2,023,737

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 7.1% (continued)
Yum! Brands, Inc. (continued)
3.63%, 3/15/2031 $ 915,000 $ 816,148
4.63%, 1/31/2032 600,000 559,546
5.38%, 4/1/2032 955,000 925,280
6.88%,
11/15/2037(b) 1,365,000 1,495,734
100,970,563
Household Durables - 1 .9%
Adams Homes, Inc.
9.25%,
10/15/2028(a) 1,550,000 1,605,515
Ashton Woods USA LLC
6.63%,
1/15/2028(a)(b) 310,000 311,567
4.63%, 4/1/2030(a) 285,000 260,168
Brookfield Residential Properties, Inc.
6.25%,
9/15/2027(a) 1,990,000 1,975,513
5.00%,
6/15/2029(a)(b) 1,300,000 1,207,337
4.88%,
2/15/2030(a) 1,630,000 1,494,267
CD&R Smokey Buyer, Inc.
6.75%,
7/15/2025(a) 225,000 223,458
Empire Communities Corp.
9.75%, 5/1/2029(a)
(b) 1,500,000 1,548,653
Installed Building Products, Inc.
5.75%, 2/1/2028(a) 250,000 246,485
LGI Homes, Inc.
8.75%,
12/15/2028(a) 1,095,000 1,163,384
4.00%,
7/15/2029(a) 365,000 326,773
M/I Homes, Inc.
3.95%, 2/15/2030 5,000 4,546
Mattamy Group Corp.
5.25%,
12/15/2027(a) 840,000 821,442
4.63%, 3/1/2030(a)
(b) 1,225,000 1,147,112
New Home Co., Inc. (The)
9.25%,
10/1/2029(a) 650,000 654,810
Newell Brands, Inc.
5.70%, 4/1/2026(f) 845,000 842,981
Shea Homes LP
4.75%,
2/15/2028(b) 1,200,000 1,149,584
4.75%, 4/1/2029 494,000 468,332
STL Holding Co. LLC
8.75%,
2/15/2029(a) 1,000,000 1,041,108
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 1.9% (continued)
SWF Holdings I Corp.
6.50%,
10/1/2029(a) $ 2,115,000 $ 1,152,675
Taylor Morrison Communities, Inc.
5.75%,
1/15/2028(a) 1,440,000 1,441,571
5.13%, 8/1/2030(a) 160,000 156,004
Tempur Sealy International, Inc.
4.00%,
4/15/2029(a) 2,595,000 2,370,288
3.88%,
10/15/2031(a) 4,685,000 4,032,492
TopBuild Corp.
4.13%,
2/15/2032(a) 245,000 220,698
Tri Pointe Homes, Inc.
5.70%,
6/15/2028(b) 755,000 752,986
26,619,749
Household Products - 0 .2%
Central Garden & Pet Co.
4.13%,
10/15/2030(b) 265,000 239,437
4.13%,
4/30/2031(a)(b) 150,000 133,274
Energizer Holdings, Inc.
6.50%,
12/31/2027(a) 970,000 975,208
4.75%,
6/15/2028(a) 1,495,000 1,418,103
4.38%,
3/31/2029(a) 80,000 73,861
2,839,883
Independent Power and Renewable Electricity Producers - 0 .0% (e)
TransAlta Corp.
6.50%, 3/15/2040 80,000 80,997
Insurance - 1 .2%
Acrisure LLC
4.25%,
2/15/2029(a)(b) 500,000 460,138
Alliant Holdings Intermediate LLC
4.25%,
10/15/2027(a) 550,000 523,407
7.00%,
1/15/2031(a) 900,000 916,230
AmWINS Group, Inc.
4.88%,
6/30/2029(a) 590,000 556,316
Ardonagh Group Finance Ltd.
8.88%,
2/15/2032(a) 1,360,000 1,375,757

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 1.2% (continued)
Assurant, Inc.
7.00%,
3/27/2048(d) $ 2,200,000 $ 2,237,411
Constellation Insurance, Inc.
6.80%,
1/24/2030(a)(f) 220,000 218,080
6.63%, 5/1/2031(a) 830,000 813,295
Global Atlantic Fin Co.
4.70%,
10/15/2051(a)(b)
(d) 4,170,000 3,911,722
7.95%,
10/15/2054(a)(d) 1,500,000 1,522,257
HUB International Ltd.
7.25%,
6/15/2030(a) 2,355,000 2,428,898
Liberty Mutual Group, Inc.
7.80%,
3/15/2037(a)(b) 325,000 348,541
4.13%,
12/15/2051(a)(d) 1,310,000 1,226,140
16,538,192
Interactive Media & Services - 0 .3%
Cars.com, Inc.
6.38%,
11/1/2028(a) 916,000 900,457
Ziff Davis, Inc.
4.63%,
10/15/2030(a)(b) 2,225,000 2,006,916
ZipRecruiter, Inc.
5.00%,
1/15/2030(a) 1,105,000 966,785
3,874,158
IT Services - 1 .1%
Acuris Finance US, Inc.
5.00%, 5/1/2028(a) 609,000 542,768
Ahead DB Holdings LLC
6.63%, 5/1/2028(a)
(b) 500,000 475,575
Arches Buyer, Inc.
4.25%, 6/1/2028(a) 770,000 687,036
6.13%,
12/1/2028(a) 850,000 703,885
ASGN, Inc.
4.63%,
5/15/2028(a) 2,930,000 2,807,488
Cablevision Lightpath LLC
5.63%,
9/15/2028(a)(b) 500,000 424,457
Cogent Communications Group LLC
3.50%, 5/1/2026(a)
(b) 1,275,000 1,224,920
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 1.1% (continued)
Cogent Communications Group LLC
(continued)
7.00%,
6/15/2027(a)(b) $ 875,000 $ 882,672
Conduent Business Services LLC
6.00%,
11/1/2029(a)(b) 600,000 568,635
ION Trading Technologies Sarl
5.75%,
5/15/2028(a)(b) 640,000 591,560
9.50%,
5/30/2029(a) 1,500,000 1,558,742
Newfold Digital Holdings Group, Inc.
11.75%,
10/15/2028(a) 1,730,000 1,748,150
6.00%,
2/15/2029(a) 850,000 590,795
Twilio, Inc.
3.63%,
3/15/2029(b) 250,000 226,781
3.88%,
3/15/2031(b) 1,300,000 1,167,353
Unisys Corp.
6.88%,
11/1/2027(a) 1,075,000 963,117
Virtusa Corp.
7.13%,
12/15/2028(a) 400,000 379,098
15,543,032
Machinery - 1 .4%
Amsted Industries, Inc.
4.63%,
5/15/2030(a) 200,000 184,290
Calderys Financing LLC
11.25%,
6/1/2028(a)(b) 1,835,000 1,962,509
Hillenbrand, Inc.
3.75%, 3/1/2031 100,000 87,691
Husky Injection Molding Systems Ltd.
9.00%,
2/15/2029(a) 2,800,000 2,875,527
Interpipe Holdings plc
8.38%,
5/13/2026(a) 300,000 225,024
Maxim Crane Works Holdings Capital LLC
11.50%,
9/1/2028(a) 2,885,000 2,967,739
OT Merger Corp.
7.88%,
10/15/2029(a) 1,045,000 455,333
Roller Bearing Co. of America, Inc.
4.38%,
10/15/2029(a)(b) 1,750,000 1,633,611

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.4% (continued)
Terex Corp.
5.00%,
5/15/2029(a)(b) $ 675,000 $ 648,697
Titan International, Inc.
7.00%, 4/30/2028 2,301,000 2,234,739
TK Elevator US Newco, Inc.
5.25%,
7/15/2027(a) 2,135,000 2,093,487
Trinity Industries, Inc.
7.75%,
7/15/2028(a)(b) 1,130,000 1,179,207
Wabash National Corp.
4.50%,
10/15/2028(a)(b) 2,285,000 2,074,595
Werner FinCo. LP
11.50%,
6/15/2028(a) 1,200,000 1,303,498
14.50%,
10/15/2028(a)(c) 435,000 428,255
20,354,202
Media - 7 .7%
Advantage Sales & Marketing, Inc.
6.50%,
11/15/2028(a)(b) 1,230,000 1,127,658
AMC Networks, Inc.
10.25%,
1/15/2029(a) 2,000,000 1,976,320
4.25%, 2/15/2029 3,570,000 2,456,307
Belo Corp.
7.75%, 6/1/2027 450,000 466,731
7.25%, 9/15/2027 395,000 399,178
Cable One, Inc.
4.00%,
11/15/2030(a) 3,650,000 2,806,342
Clear Channel Outdoor Holdings, Inc.
7.75%,
4/15/2028(a) 2,235,000 1,973,913
7.50%, 6/1/2029(a) 2,355,000 2,022,167
CMG Media Corp.
8.88%,
12/15/2027(a) 2,965,000 1,728,299
CSC Holdings LLC
5.50%,
4/15/2027(a)(b) 3,000,000 2,508,094
5.38%, 2/1/2028(a)
(b) 1,150,000 912,975
7.50%, 4/1/2028(a) 5,685,000 3,187,381
11.25%,
5/15/2028(a)(b) 2,250,000 2,034,174
11.75%,
1/31/2029(a) 4,900,000 4,429,548
6.50%, 2/1/2029(a)
(b) 1,950,000 1,501,787
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 7.7% (continued)
CSC Holdings LLC (continued)
5.75%,
1/15/2030(a) $ 1,295,000 $ 522,353
4.13%,
12/1/2030(a) 750,000 519,269
4.63%,
12/1/2030(a) 1,100,000 434,540
5.00%,
11/15/2031(a) 500,000 200,441
Cumulus Media New Holdings, Inc.
8.00%, 7/1/2029(a) 250,000 97,500
Directv Financing LLC
5.88%,
8/15/2027(a) 2,520,000 2,426,638
8.88%, 2/1/2030(a)
(b) 500,000 500,703
DISH DBS Corp.
7.75%, 7/1/2026 500,000 321,616
5.25%,
12/1/2026(a)(b) 950,000 790,759
DISH Network Corp.
11.75%,
11/15/2027(a)(b) 3,515,000 3,518,265
Gannett Holdings LLC
6.00%,
11/1/2026(a) 330,000 320,541
GCI LLC
4.75%,
10/15/2028(a)(b) 1,915,000 1,777,675
Gray Television, Inc.
7.00%,
5/15/2027(a)(b) 1,670,000 1,616,414
4.75%,
10/15/2030(a) 3,070,000 2,061,078
5.38%,
11/15/2031(a) 1,055,000 687,699
Lamar Media Corp.
4.00%, 2/15/2030 310,000 285,929
3.63%, 1/15/2031 315,000 279,893
McGraw-Hill Education, Inc.
8.00%, 8/1/2029(a)
(b) 705,000 687,398
Neptune Bidco US, Inc.
9.29%,
4/15/2029(a) 3,345,000 3,275,988
News Corp.
3.88%,
5/15/2029(a) 3,325,000 3,078,341
5.13%,
2/15/2032(a) 3,008,000 2,857,555
Nexstar Media, Inc.
5.63%,
7/15/2027(a) 3,400,000 3,297,539
4.75%,
11/1/2028(a)(b) 790,000 726,858

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 7.7% (continued)
Paramount Global
6.25%,
2/28/2057(b)(d) $ 1,440,000 $ 1,257,692
6.38%,
3/30/2062(d) 2,215,000 2,033,647
Radiate Holdco LLC
4.50%,
9/15/2026(a) 1,570,000 1,256,389
Scripps Escrow II, Inc.
3.88%,
1/15/2029(a) 750,000 487,921
5.38%,
1/15/2031(a) 430,000 205,838
Scripps Escrow, Inc.
5.88%,
7/15/2027(a) 1,767,000 1,228,595
Sinclair Television Group, Inc.
5.13%,
2/15/2027(a) 600,000 507,453
5.50%, 3/1/2030(a) 1,450,000 882,687
4.13%,
12/1/2030(a) 950,000 660,307
Sirius XM Radio, Inc.
3.13%, 9/1/2026(a) 1,480,000 1,406,091
5.00%, 8/1/2027(a) 2,935,000 2,840,003
4.00%,
7/15/2028(a)(b) 2,255,000 2,069,534
5.50%, 7/1/2029(a) 2,472,000 2,362,949
4.13%, 7/1/2030(a) 8,395,000 7,296,722
3.88%, 9/1/2031(a)
(b) 8,390,000 7,008,591
Summer BC Bidco B LLC
5.50%,
10/31/2026(a) 700,000 687,956
Sunrise HoldCo IV BV
5.50%,
1/15/2028(a)(b) 784,000 766,130
TEGNA, Inc.
4.75%,
3/15/2026(a) 660,000 649,851
4.63%, 3/15/2028 5,702,000 5,231,232
5.00%, 9/15/2029 4,000,000 3,650,167
Townsquare Media, Inc.
6.88%, 2/1/2026(a) 550,000 541,807
Univision Communications, Inc.
6.63%, 6/1/2027(a)
(b) 905,000 900,602
8.00%,
8/15/2028(a) 765,000 768,787
4.50%, 5/1/2029(a)
(b) 630,000 550,282
7.38%,
6/30/2030(a) 545,000 524,716
Urban One, Inc.
7.38%, 2/1/2028(a) 2,411,000 1,840,205
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 7.7% (continued)
Virgin Media Vendor Financing Notes IV
DAC
5.00%,
7/15/2028(a) $ 525,000 $ 491,840
VZ Secured Financing BV
5.00%,
1/15/2032(a) 1,560,000 1,366,998
Ziggo Bond Co. BV
6.00%,
1/15/2027(a)(b) 450,000 447,468
5.13%,
2/28/2030(a) 398,000 351,449
Ziggo BV
4.88%,
1/15/2030(a) 870,000 792,042
110,881,817
Metals & Mining - 3 .5%
Arsenal AIC Parent LLC
8.00%,
10/1/2030(a) 1,535,000 1,633,160
11.50%,
10/1/2031(a) 2,800,000 3,128,730
ATI, Inc.
5.88%, 12/1/2027 750,000 743,709
5.13%, 10/1/2031 95,000 89,671
Century Aluminum Co.
7.50%, 4/1/2028(a) 830,000 842,312
Cleveland-Cliffs, Inc.
6.75%,
4/15/2030(a) 755,000 760,131
Compass Minerals International, Inc.
6.75%,
12/1/2027(a)(b) 500,000 491,924
Eldorado Gold Corp.
6.25%, 9/1/2029(a)
(b) 2,780,000 2,704,059
FMG Resources August 2006 Pty. Ltd.
4.50%,
9/15/2027(a) 3,000,000 2,877,405
5.88%,
4/15/2030(a) 2,525,000 2,488,265
4.38%, 4/1/2031(a) 8,370,000 7,565,290
6.13%,
4/15/2032(a) 4,920,000 4,870,193
Hudbay Minerals, Inc.
4.50%, 4/1/2026(a) 1,215,000 1,188,174
IAMGOLD Corp.
5.75%,
10/15/2028(a) 1,500,000 1,442,162
Infrabuild Australia Pty. Ltd.
14.50%,
11/15/2028(a) 1,170,000 1,206,184
Mineral Resources Ltd.
8.13%, 5/1/2027(a) 1,885,000 1,910,276

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 3.5% (continued)
Mineral Resources Ltd. (continued)
8.00%,
11/1/2027(a) $ 2,180,000 $ 2,237,435
9.25%,
10/1/2028(a) 5,920,000 6,295,705
8.50%, 5/1/2030(a) 2,003,000 2,091,325
Novelis Corp.
3.25%,
11/15/2026(a) 550,000 523,264
3.88%,
8/15/2031(a) 525,000 461,204
SunCoke Energy, Inc.
4.88%,
6/30/2029(a) 2,960,000 2,707,061
TMS International Corp.
6.25%,
4/15/2029(a) 1,685,000 1,564,204
Warrior Met Coal, Inc.
7.88%,
12/1/2028(a) 56,000 57,404
49,879,247
Mortgage Real Estate Investment Trusts (REITs) - 1 .1%
Apollo Commercial Real Estate Finance,
Inc.
4.63%,
6/15/2029(a)(b) 2,830,000 2,414,650
Blackstone Mortgage Trust, Inc.
3.75%,
1/15/2027(a) 1,410,000 1,294,287
Ladder Capital Finance Holdings LLLP
5.25%,
10/1/2025(a) 564,000 561,288
4.25%, 2/1/2027(a) 1,310,000 1,267,623
4.75%,
6/15/2029(a)(b) 1,415,000 1,344,852
Rithm Capital Corp.
6.25%,
10/15/2025(a) 425,000 424,693
8.00%, 4/1/2029(a) 4,410,000 4,371,574
Starwood Property Trust, Inc.
3.63%,
7/15/2026(a) 955,000 909,960
4.38%,
1/15/2027(a)(b) 1,015,000 974,630
7.25%, 4/1/2029(a) 2,140,000 2,200,875
15,764,432
Multi-Utilities - 0 .1%
Algonquin Power & Utilities Corp.
4.75%,
1/18/2082(d) 850,000 777,022
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Office REITs - 0 .1%
Hudson Pacific Properties LP
REIT, 5.95%,
2/15/2028 $ 545,000 $ 491,642
REIT, 4.65%,
4/1/2029 500,000 421,717
913,359
Oil, Gas & Consumable Fuels - 9 .5%
Aethon United BR LP
8.25%,
2/15/2026(a) 1,280,000 1,296,828
Alliance Resource Operating Partners LP
8.63%,
6/15/2029(a) 2,250,000 2,365,472
Antero Midstream Partners LP
5.75%, 3/1/2027(a) 924,000 921,749
5.75%,
1/15/2028(a)(b) 1,465,000 1,455,148
5.38%,
6/15/2029(a) 1,370,000 1,339,591
6.63%, 2/1/2032(a) 400,000 408,091
Ascent Resources Utica Holdings LLC
7.00%,
11/1/2026(a) 710,000 710,786
8.25%,
12/31/2028(a)(b) 325,000 333,627
Athabasca Oil Corp.
9.75%,
11/1/2026(a) 174,000 183,603
Baytex Energy Corp.
8.50%,
4/30/2030(a) 1,350,000 1,424,958
Berry Petroleum Co. LLC
7.00%,
2/15/2026(a)(b) 405,000 400,931
Buckeye Partners LP
3.95%,
12/1/2026(b) 745,000 718,034
4.13%, 12/1/2027 345,000 324,334
4.50%, 3/1/2028(a) 800,000 763,070
5.85%, 11/15/2043 100,000 88,737
5.60%, 10/15/2044 465,000 385,447
California Resources Corp.
7.13%, 2/1/2026(a) 3,250,000 3,257,158
8.25%,
6/15/2029(a)(b) 3,150,000 3,225,710
Calumet Specialty Products Partners LP
8.13%,
1/15/2027(a) 550,000 515,661
9.75%,
7/15/2028(a) 2,300,000 2,109,361
Chesapeake Energy Corp.
5.88%, 2/1/2029(a) 1,185,000 1,177,680
6.75%,
4/15/2029(a) 800,000 808,295

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.5% (continued)
CITGO Petroleum Corp.
8.38%,
1/15/2029(a) $ 1,470,000 $ 1,531,699
Civitas Resources, Inc.
5.00%,
10/15/2026(a) 695,000 679,743
8.38%, 7/1/2028(a) 1,550,000 1,627,363
8.75%, 7/1/2031(a) 2,135,000 2,295,931
CNX Midstream Partners LP
4.75%,
4/15/2030(a) 2,210,000 2,025,137
CNX Resources Corp.
6.00%,
1/15/2029(a) 1,520,000 1,504,587
7.38%,
1/15/2031(a) 1,115,000 1,151,135
CQP Holdco LP
5.50%,
6/15/2031(a)(b) 2,415,000 2,316,318
Crescent Energy Finance LLC
9.25%,
2/15/2028(a)(b) 1,395,000 1,472,676
CVR Energy, Inc.
5.75%,
2/15/2028(a) 1,100,000 1,037,020
8.50%,
1/15/2029(a) 1,400,000 1,423,841
Delek Logistics Partners LP
7.13%, 6/1/2028(a)
(b) 1,185,000 1,180,696
8.63%,
3/15/2029(a) 2,900,000 3,012,778
DT Midstream, Inc.
4.13%,
6/15/2029(a) 1,085,000 1,014,268
4.38%,
6/15/2031(a)(b) 830,000 765,233
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(a) 1,690,000 1,733,384
Energean plc
6.50%,
4/30/2027(a) 1,000,000 983,800
Energy Transfer LP
8.00%,
5/15/2054(b)(d) 4,450,000 4,737,466
7.13%,
10/1/2054(d) 2,000,000 2,006,826
EnQuest plc
11.63%,
11/1/2027(a) 1,000,000 1,022,542
Genesis Energy LP
8.00%, 1/15/2027 2,005,000 2,050,167
7.75%, 2/1/2028 1,100,000 1,116,232
8.88%, 4/15/2030 320,000 338,792
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.5% (continued)
Global Partners LP
7.00%, 8/1/2027 $ 750,000 $ 755,770
6.88%, 1/15/2029 800,000 796,867
8.25%,
1/15/2032(a) 750,000 770,440
Greenfire Resources Ltd.
12.00%,
10/1/2028(a) 394,000 423,379
Gulfport Energy Corp.
8.00%,
5/17/2026(a) 489,000 495,564
Harbour Energy plc
5.50%,
10/15/2026(a) 1,060,000 1,046,488
Harvest Midstream I LP
7.50%, 9/1/2028(a)
(b) 1,915,000 1,959,715
Hess Midstream Operations LP
5.63%,
2/15/2026(a) 650,000 646,416
Hilcorp Energy I LP
6.25%,
11/1/2028(a) 400,000 399,898
5.75%, 2/1/2029(a)
(b) 540,000 530,950
6.00%,
4/15/2030(a) 650,000 635,937
6.00%, 2/1/2031(a) 640,000 621,132
6.25%,
4/15/2032(a) 665,000 646,863
8.38%,
11/1/2033(a) 400,000 432,690
Howard Midstream Energy Partners LLC
8.88%,
7/15/2028(a) 960,000 1,021,880
Ithaca Energy North Sea plc
9.00%,
7/15/2026(a) 2,068,000 2,102,416
ITT Holdings LLC
6.50%, 8/1/2029(a)
(b) 3,232,000 3,032,716
Karoon USA Finance, Inc.
10.50%,
5/14/2029(a) 1,200,000 1,218,271
Magnolia Oil & Gas Operating LLC
6.00%, 8/1/2026(a) 230,000 228,787
Martin Midstream Partners LP
11.50%,
2/15/2028(a) 1,186,000 1,299,246
MEG Energy Corp.
5.88%, 2/1/2029(a) 2,050,000 2,024,454
Moss Creek Resources Holdings, Inc.
7.50%,
1/15/2026(a) 500,000 499,550

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.5% (continued)
Moss Creek Resources Holdings, Inc.
(continued)
10.50%,
5/15/2027(a) $ 1,850,000 $ 1,892,228
Murphy Oil Corp.
7.05%, 5/1/2029 250,000 263,944
5.87%,
12/1/2042(f) 285,000 261,102
New Fortress Energy, Inc.
6.75%,
9/15/2025(a) 880,000 865,135
6.50%,
9/30/2026(a)(b) 1,400,000 1,301,783
8.75%,
3/15/2029(a)(b) 750,000 680,069
NGL Energy Operating LLC
8.13%,
2/15/2029(a) 1,000,000 1,013,456
8.38%,
2/15/2032(a) 1,356,000 1,385,630
Northern Oil & Gas, Inc.
8.13%, 3/1/2028(a) 2,695,000 2,749,912
8.75%,
6/15/2031(a) 1,815,000 1,912,936
NuStar Logistics LP
5.75%, 10/1/2025 895,000 895,112
6.00%, 6/1/2026(b) 1,095,000 1,096,145
6.38%, 10/1/2030 240,000 244,939
Parkland Corp.
5.88%,
7/15/2027(a) 1,040,000 1,036,481
4.50%,
10/1/2029(a) 1,760,000 1,643,398
4.63%, 5/1/2030(a)
(b) 690,000 641,509
PBF Holding Co. LLC
6.00%, 2/15/2028 1,715,000 1,682,286
7.88%,
9/15/2030(a)(b) 280,000 289,994
Prairie Acquiror LP
9.00%, 8/1/2029(a)
(b) 550,000 567,096
Rockies Express Pipeline LLC
4.95%,
7/15/2029(a) 295,000 282,127
4.80%,
5/15/2030(a) 70,000 65,400
7.50%,
7/15/2038(a) 870,000 911,693
6.88%,
4/15/2040(a) 260,000 255,730
Sitio Royalties Operating Partnership LP
7.88%,
11/1/2028(a) 2,200,000 2,301,941
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.5% (continued)
SM Energy Co.
6.75%,
9/15/2026(b) $ 385,000 $ 385,415
6.63%, 1/15/2027 770,000 770,895
6.50%, 7/15/2028 1,500,000 1,496,453
Strathcona Resources Ltd.
6.88%, 8/1/2026(a) 1,120,000 1,124,766
Sunoco LP
5.88%, 3/15/2028 895,000 891,569
7.00%,
9/15/2028(a) 330,000 339,439
7.00%, 5/1/2029(a) 500,000 514,631
4.50%, 5/15/2029 1,845,000 1,743,519
4.50%, 4/30/2030 1,775,000 1,656,234
7.25%, 5/1/2032(a) 250,000 259,888
Tallgrass Energy Partners LP
6.00%, 3/1/2027(a) 576,000 571,853
5.50%,
1/15/2028(a) 925,000 892,487
7.38%,
2/15/2029(a)(b) 835,000 845,952
6.00%,
12/31/2030(a) 680,000 644,349
6.00%, 9/1/2031(a)
(b) 815,000 768,234
Talos Production, Inc.
9.00%, 2/1/2029(a) 2,000,000 2,107,333
9.38%, 2/1/2031(a) 500,000 529,925
Teine Energy Ltd.
6.88%,
4/15/2029(a)(b) 635,000 629,680
TGNR Intermediate Holdings LLC
5.50%,
10/15/2029(a) 2,065,000 1,958,119
Topaz Solar Farms LLC
5.75%,
9/30/2039(a)(b) 2,952,894 2,875,381
Venture Global Calcasieu Pass LLC
3.88%,
8/15/2029(a) 725,000 670,321
6.25%,
1/15/2030(a) 395,000 405,666
4.13%,
8/15/2031(a) 1,125,000 1,022,681
3.88%,
11/1/2033(a)(b) 970,000 841,249
Venture Global LNG, Inc.
8.13%, 6/1/2028(a) 555,000 577,998
9.50%, 2/1/2029(a)
(b) 1,140,000 1,268,238
8.38%, 6/1/2031(a) 675,000 709,335
9.88%, 2/1/2032(a) 690,000 765,960
Vermilion Energy, Inc.
6.88%, 5/1/2030(a) 880,000 875,309

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.5% (continued)
Vital Energy, Inc.
7.75%,
7/31/2029(a) $ 665,000 $ 672,501
135,886,760
Paper & Forest Products - 0 .2%
Clearwater Paper Corp.
4.75%,
8/15/2028(a) 295,000 278,540
Domtar Corp.
6.75%,
10/1/2028(a) 2,125,000 1,934,257
Louisiana-Pacific Corp.
3.63%,
3/15/2029(a) 755,000 698,767
2,911,564
Passenger Airlines - 0 .6%
Air Canada
3.88%,
8/15/2026(a) 2,565,000 2,467,114
American Airlines, Inc.
5.50%,
4/20/2026(a) 1,172,500 1,164,649
7.25%,
2/15/2028(a) 1,110,000 1,109,057
5.75%,
4/20/2029(a) 1,835,000 1,793,169
United Airlines, Inc.
4.38%,
4/15/2026(a) 1,960,000 1,910,975
4.63%,
4/15/2029(a)(b) 685,000 647,351
9,092,315
Personal Care Products - 0 .8%
BellRing Brands, Inc.
7.00%,
3/15/2030(a)(b) 4,500,000 4,637,345
Coty, Inc.
4.75%,
1/15/2029(a) 100,000 95,680
6.63%,
7/15/2030(a) 1,300,000 1,334,883
Edgewell Personal Care Co.
5.50%, 6/1/2028(a) 1,270,000 1,244,962
4.13%, 4/1/2029(a)
(b) 690,000 642,068
Herbalife Nutrition Ltd.
7.88%, 9/1/2025(a)
(b) 656,000 651,716
Oriflame Investment Holding plc
5.13%, 5/4/2026(a) 1,895,000 464,275
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0.8% (continued)
Prestige Brands, Inc.
5.13%,
1/15/2028(a)(b) $ 825,000 $ 806,585
3.75%, 4/1/2031(a) 1,995,000 1,758,788
11,636,302
Pharmaceuticals - 0 .8%
Bausch Health Cos., Inc.
5.50%,
11/1/2025(a)(b) 625,000 585,375
9.00%,
12/15/2025(a) 250,000 222,500
4.88%, 6/1/2028(a) 211,000 162,491
11.00%,
9/30/2028(a) 60,000 56,130
Cheplapharm Arzneimittel GmbH
5.50%,
1/15/2028(a) 840,000 785,400
HLF Financing Sarl LLC
12.25%,
4/15/2029(a) 4,650,000 4,660,593
4.88%, 6/1/2029(a)
(b) 3,325,000 2,261,000
Jazz Securities DAC
4.38%,
1/15/2029(a)(b) 335,000 314,618
Mallinckrodt International Finance SA
14.75%,
11/14/2028(a) 900,000 979,476
Organon & Co.
5.13%,
4/30/2031(a) 1,857,000 1,708,991
P&L Development LLC
7.75%,
11/15/2025(a) 515,000 473,798
12,210,372
Professional Services - 0 .7%
AMN Healthcare, Inc.
4.63%,
10/1/2027(a)(b) 785,000 754,085
4.00%,
4/15/2029(a) 250,000 228,944
CoreLogic, Inc.
4.50%, 5/1/2028(a) 1,850,000 1,706,532
Dun & Bradstreet Corp. (The)
5.00%,
12/15/2029(a) 200,000 189,791
KBR, Inc.
4.75%,
9/30/2028(a)(b) 820,000 779,858
Korn Ferry
4.63%,
12/15/2027(a)(b) 2,275,000 2,192,529

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 0.7% (continued)
Science Applications International Corp.
4.88%, 4/1/2028(a)
(b) $ 1,583,000 $ 1,529,666
TriNet Group, Inc.
3.50%, 3/1/2029(a)
(b) 1,751,000 1,586,640
7.13%,
8/15/2031(a) 1,000,000 1,029,477
9,997,522
Real Estate Management & Development - 0 .8%
Five Point Operating Co. LP
10.50%,
1/15/2028(a)(f) 1,740,000 1,788,109
Forestar Group, Inc.
3.85%,
5/15/2026(a)(b) 831,000 803,536
5.00%, 3/1/2028(a) 1,405,000 1,352,542
Greystar Real Estate Partners LLC
7.75%, 9/1/2030(a) 650,000 689,248
Howard Hughes Corp. (The)
5.38%, 8/1/2028(a) 530,000 513,964
4.13%, 2/1/2029(a) 500,000 458,778
4.38%, 2/1/2031(a)
(b) 2,170,000 1,939,516
Hunt Cos., Inc.
5.25%,
4/15/2029(a) 1,055,000 993,455
Kennedy-Wilson, Inc.
4.75%, 3/1/2029 855,000 752,475
4.75%, 2/1/2030 1,050,000 897,405
5.00%, 3/1/2031(b) 2,295,000 1,936,847
WeWork Cos. LLC
12.00%,
8/15/2027(g) 3,371,664 35,553
12,161,428
Retail REITs - 0 .3%
Brookfield Property REIT, Inc.
REIT, 5.75%,
5/15/2026(a)(b) 2,125,000 2,101,511
REIT, 4.50%,
4/1/2027(a)(b) 2,435,000 2,301,754
4,403,265
Software - 2 .6%
Alteryx, Inc.
8.75%,
3/15/2028(a) 500,000 513,749
Camelot Finance SA
4.50%,
11/1/2026(a) 665,000 648,293
Central Parent LLC
8.00%,
6/15/2029(a) 590,000 605,215
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 2.6% (continued)
Central Parent, Inc.
7.25%,
6/15/2029(a) $ 570,000 $ 574,889
Cloud Software Group, Inc.
6.50%,
3/31/2029(a) 1,625,000 1,583,964
9.00%,
9/30/2029(a) 4,250,000 4,226,226
Consensus Cloud Solutions, Inc.
6.00%,
10/15/2026(a)(b) 555,000 543,788
6.50%,
10/15/2028(a) 1,315,000 1,269,099
Crowdstrike Holdings, Inc.
3.00%, 2/15/2029 4,035,000 3,621,003
Elastic NV
4.13%,
7/15/2029(a) 330,000 304,035
Fair Isaac Corp.
5.25%,
5/15/2026(a) 1,250,000 1,243,198
4.00%,
6/15/2028(a) 5,000,000 4,704,446
Gen Digital, Inc.
7.13%,
9/30/2030(a)(b) 415,000 429,031
GoTo Group, Inc.
5.50%, 5/1/2028(a) 4,401,000 2,435,905
Helios Software Holdings, Inc.
4.63%, 5/1/2028(a) 476,000 434,020
McAfee Corp.
7.38%,
2/15/2030(a)(b) 2,285,000 2,131,464
MicroStrategy, Inc.
6.13%,
6/15/2028(a) 540,000 534,056
Open Text Corp.
3.88%,
12/1/2029(a)(b) 850,000 771,573
Open Text Holdings, Inc.
4.13%,
2/15/2030(a) 746,000 680,423
4.13%,
12/1/2031(a) 200,000 178,053
PTC, Inc.
4.00%,
2/15/2028(a) 2,980,000 2,822,426
Rackspace Finance LLC
3.50%,
5/15/2028(a) 2,000,000 866,186
Rocket Software, Inc.
6.50%,
2/15/2029(a) 1,000,000 903,256

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 2.6% (continued)
SS&C Technologies, Inc.
5.50%,
9/30/2027(a) $ 1,985,000 $ 1,966,321
Veritas US, Inc.
7.50%, 9/1/2025(a)
(b) 3,060,000 2,662,200
36,652,819
Specialized REITs - 0 .6%
Iron Mountain, Inc.
REIT, 4.88%,
9/15/2027(a) 750,000 732,341
REIT, 5.25%,
3/15/2028(a) 1,405,000 1,376,572
REIT, 5.00%,
7/15/2028(a)(b) 300,000 290,818
REIT, 7.00%,
2/15/2029(a) 910,000 934,968
REIT, 4.88%,
9/15/2029(a)(b) 825,000 788,249
REIT, 5.25%,
7/15/2030(a) 3,375,000 3,248,136
REIT, 4.50%,
2/15/2031(a) 930,000 854,789
REIT, 5.63%,
7/15/2032(a)(b) 539,000 519,788
SBA Communications Corp.
REIT, 3.88%,
2/15/2027 300,000 288,840
9,034,501
Specialty Retail - 6 .1%
Asbury Automotive Group, Inc.
5.00%,
2/15/2032(a)(b) 400,000 368,612
At Home Group, Inc.
4.88%,
7/15/2028(a) 360,000 129,605
Bath & Body Works, Inc.
6.95%, 3/1/2033 1,080,000 1,054,021
6.88%, 11/1/2035 805,000 815,598
6.75%, 7/1/2036 335,000 335,352
7.60%, 7/15/2037 1,250,000 1,212,195
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a)
(b)(c) 595,000 574,477
Carvana Co.
13.00%,
6/1/2030(a)(c) 5,390,000 5,826,152
14.00%,
6/1/2031(a)(c) 10,420,000 11,921,932
eG Global Finance plc
12.00%,
11/30/2028(a)(b) 2,950,000 3,158,751
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 6.1% (continued)
Evergreen Acqco 1 LP
9.75%,
4/26/2028(a) $ 1,511,000 $ 1,593,896
Foot Locker, Inc.
4.00%,
10/1/2029(a) 100,000 85,594
Gap, Inc. (The)
3.63%,
10/1/2029(a) 1,865,000 1,630,186
3.88%,
10/1/2031(a)(b) 1,523,000 1,279,320
Global Auto Holdings Ltd.
8.38%,
1/15/2029(a) 1,450,000 1,415,318
8.75%,
1/15/2032(a) 1,500,000 1,433,036
GYP Holdings III Corp.
4.63%, 5/1/2029(a)
(b) 750,000 707,992
Ken Garff Automotive LLC
4.88%,
9/15/2028(a)(b) 165,000 156,013
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a) 823,000 775,041
8.25%, 8/1/2031(a) 680,000 713,149
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a) 4,795,000 3,547,017
7.88%, 5/1/2029(a) 6,505,000 3,738,992
Murphy Oil USA, Inc.
5.63%, 5/1/2027 745,000 737,584
4.75%, 9/15/2029 2,030,000 1,942,041
3.75%,
2/15/2031(a) 2,780,000 2,468,525
Park River Holdings, Inc.
5.63%, 2/1/2029(a) 575,000 465,277
6.75%, 8/1/2029(a) 500,000 419,933
Penske Automotive Group, Inc.
3.75%,
6/15/2029(b) 470,000 429,353
PetSmart, Inc.
4.75%,
2/15/2028(a)(b) 5,965,000 5,604,320
7.75%,
2/15/2029(a) 6,560,000 6,366,947
Sonic Automotive, Inc.
4.63%,
11/15/2029(a) 505,000 461,604
Specialty Building Products Holdings LLC
6.38%,
9/30/2026(a) 2,325,000 2,288,543
Staples, Inc.
10.75%,
9/1/2029(a) 13,500,000 13,076,962
12.75%,
1/15/2030(a) 4,500,000 3,494,507

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 6.1% (continued)
Upbound Group, Inc.
6.38%,
2/15/2029(a) $ 2,545,000 $ 2,489,821
Valvoline, Inc.
3.63%,
6/15/2031(a)(b) 1,735,000 1,516,642
Victoria's Secret & Co.
4.63%,
7/15/2029(a) 2,050,000 1,700,579
Victra Holdings LLC
7.75%,
2/15/2026(a) 1,450,000 1,455,621
87,390,508
Technology Hardware, Storage & Peripherals - 0 .7%
Seagate HDD Cayman
9.63%, 12/1/2032 750,000 858,878
5.75%,
12/1/2034(b) 1,535,000 1,500,756
Western Digital Corp.
4.75%, 2/15/2026 1,225,000 1,203,716
Xerox Corp.
4.80%, 3/1/2035 1,397,000 953,452
Xerox Holdings Corp.
5.50%,
8/15/2028(a) 4,050,000 3,436,091
8.88%,
11/30/2029(a)(b) 2,710,000 2,517,627
10,470,520
Textiles, Apparel & Luxury Goods - 0 .2%
Kontoor Brands, Inc.
4.13%,
11/15/2029(a)(b) 1,250,000 1,148,972
William Carter Co. (The)
5.63%,
3/15/2027(a) 250,000 247,292
Wolverine World Wide, Inc.
4.00%,
8/15/2029(a) 1,825,000 1,555,922
2,952,186
Tobacco - 0 .2%
Turning Point Brands, Inc.
5.63%,
2/15/2026(a) 270,000 266,554
Vector Group Ltd.
5.75%, 2/1/2029(a) 3,150,000 3,021,832
3,288,386
Trading Companies & Distributors - 0 .6%
Beacon Roofing Supply, Inc.
4.50%,
11/15/2026(a) 620,000 601,784
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 0.6% (continued)
Beacon Roofing Supply, Inc. (continued)
4.13%,
5/15/2029(a)(b) $ 745,000 $ 684,261
BlueLinx Holdings, Inc.
6.00%,
11/15/2029(a)(b) 640,000 610,578
Boise Cascade Co.
4.88%, 7/1/2030(a)
(b) 220,000 207,024
EquipmentShare.com, Inc.
9.00%,
5/15/2028(a) 1,990,000 2,048,352
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028(a) 825,000 808,834
7.88%,
12/1/2030(a) 310,000 328,602
Foundation Building Materials, Inc.
6.00%, 3/1/2029(a)
(b) 350,000 313,662
Imola Merger Corp.
4.75%,
5/15/2029(a) 2,855,000 2,687,079
United Rentals North America, Inc.
4.88%, 1/15/2028 610,000 596,591
8,886,767
Transportation Infrastructure - 0 .1%
Port of Newcastle Investments Financing
Pty. Ltd.
5.90%,
11/24/2031(a) 990,000 925,858
Wireless Telecommunication Services - 0 .5%
Connect Finco Sarl
6.75%,
10/1/2026(a)(b) 2,505,000 2,462,475
Hughes Satellite Systems Corp.
5.25%, 8/1/2026(b) 1,250,000 952,737
Rogers Communications, Inc.
5.25%,
3/15/2082(a)(d) 1,630,000 1,577,850
Vmed O2 UK Financing I plc
4.25%,
1/31/2031(a) 715,000 605,383
4.75%,
7/15/2031(a) 870,000 746,926
7.75%,
4/15/2032(a) 500,000 499,751

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.5% (continued)
Vodafone Group plc
5.13%, 6/4/2081(d) $ 715,000 $ 537,220
7,382,342
Total Corporate Bonds
(Cost $1,369,318,695) 1,391,623,631
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 5 .6% (h)
REPURCHASE AGREEMENTS - 5 .6%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $79,856,483,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $81,759,469
(Cost $79,844,640) $79,844,640 79,844,640
Total Investments - 102.9%
(Cost $1,449,163,335) 1,471,468,271
Liabilities in excess of other assets - (2.9%) (40,930,433)
NET ASSETS - 100.0% $1,430,537,838
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2024, the value of these securities amounted to
approximately $1,217,558,444 or 85.11% of net assets.
(b) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $84,533,914, collateralized in the form of cash
with a value of $79,844,640 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments and $6,558,081
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 4.75%,
and maturity dates ranging from August 15, 2024 –
November 15, 2053; a total value of $86,402,721.
(c) Payment in-kind security.
(d) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(e) Represents less than 0.05% of net assets.
(f) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2024.
(g) Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(h) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $79,844,640.
Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust
Security Type % of Net Assets
Corporate Bonds 97 .3%
Securities Lending Reinvestments 5 .6
Others
(1)
( 2 .9 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index
July 31, 2024 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 97 .2%
Air Freight & Logistics - 0 .6%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028 $ 10,000 $ 9,781
GXO Logistics, Inc.
2.65%, 7/15/2031 10,000 8,301
United Parcel Service, Inc.
4.45%, 4/1/2030 147,000 146,990
5.20%, 4/1/2040 20,000 19,954
3.75%, 11/15/2047 35,000 27,484
5.05%, 3/3/2053 40,000 38,083
250,593
Automobile Components - 0 .2%
Aptiv plc
4.35%, 3/15/2029 25,000 24,492
3.10%, 12/1/2051 30,000 18,692
BorgWarner, Inc.
2.65%, 7/1/2027 40,000 37,801
80,985
Banks - 14 .7%
Banco Santander SA
5.15%, 8/18/2025 200,000 199,415
4.18%,
3/24/2028(a) 200,000 194,929
5.54%,
3/14/2030(a) 200,000 202,620
Bank of America Corp.
5.08%,
1/20/2027(a) 67,000 67,041
1.73%,
7/22/2027(a) 100,000 93,868
3.42%,
12/20/2028(a) 133,000 127,113
2.09%,
6/14/2029(a) 127,000 114,801
4.27%,
7/23/2029(a) 200,000 195,893
1.92%,
10/24/2031(a) 150,000 125,698
4.57%,
4/27/2033(a) 67,000 64,696
5.29%,
4/25/2034(a) 195,000 196,822
4.08%,
4/23/2040(a) 160,000 140,223
2.68%,
6/19/2041(a) 44,000 31,528
4.33%,
3/15/2050(a) 30,000 25,875
Bank of Montreal
3.09%,
1/10/2037(a) 90,000 75,367
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 14.7% (continued)
Barclays plc
5.83%, 5/9/2027(a) $ 193,000 $ 195,163
6.49%,
9/13/2029(a) 220,000 231,489
3.81%,
3/10/2042(a) 200,000 158,533
Citigroup, Inc.
3.20%, 10/21/2026 187,000 180,557
4.45%, 9/29/2027 417,000 411,687
3.98%,
3/20/2030(a) 67,000 64,376
2.67%,
1/29/2031(a) 107,000 95,259
4.41%,
3/31/2031(a) 100,000 97,197
2.57%, 6/3/2031(a) 73,000 64,130
3.06%,
1/25/2033(a) 77,000 66,883
5.83%,
2/13/2035(a) 150,000 152,039
8.13%, 7/15/2039 30,000 38,482
6.68%, 9/13/2043 92,000 103,590
HSBC Holdings plc
5.60%,
5/17/2028(a) 270,000 273,752
7.39%,
11/3/2028(a) 210,000 224,727
5.55%, 3/4/2030(a) 260,000 265,028
6.50%, 9/15/2037 150,000 159,269
ING Groep NV
4.02%,
3/28/2028(a) 200,000 195,465
JPMorgan Chase & Co.
3.78%, 2/1/2028(a) 100,000 97,493
6.09%,
10/23/2029(a) 130,000 136,352
4.45%,
12/5/2029(a) 100,000 98,652
4.57%,
6/14/2030(a) 100,000 98,880
2.58%,
4/22/2032(a) 14,000 12,077
5.34%,
1/23/2035(a) 160,000 162,532
Mitsubishi UFJ Financial Group, Inc.
5.13%,
7/20/2033(a) 200,000 201,690
Royal Bank of Canada
5.00%, 2/1/2033 20,000 20,182
5.00%, 5/2/2033 30,000 30,362
5.15%, 2/1/2034 140,000 142,246
Sumitomo Mitsui Financial Group, Inc.
1.40%, 9/17/2026 100,000 92,991

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 14.7% (continued)
Sumitomo Mitsui Financial Group, Inc.
(continued)
5.80%, 7/13/2028 $ 200,000 $ 207,205
Toronto-Dominion Bank (The)
4.11%, 6/8/2027 17,000 16,712
4.46%, 6/8/2032 177,000 171,298
Westpac Banking Corp.
6.82%, 11/17/2033 50,000 55,095
6,377,282
Beverages - 1 .2%
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/2034 50,000 50,707
5.45%, 1/23/2039 62,000 64,476
4.35%, 6/1/2040 100,000 90,583
5.55%, 1/23/2049 10,000 10,287
5.80%, 1/23/2059 22,000 23,527
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034 20,000 19,943
PepsiCo, Inc.
4.45%, 5/15/2028 67,000 67,501
2.63%, 7/29/2029 30,000 27,722
3.50%, 3/19/2040 133,000 110,647
2.63%, 10/21/2041 30,000 21,582
4.65%, 2/15/2053 30,000 27,729
5.25%, 7/17/2054 10,000 10,148
3.88%, 3/19/2060 5,000 4,017
528,869
Biotechnology - 1 .3%
Amgen, Inc.
4.05%, 8/18/2029 26,000 25,294
3.15%, 2/21/2040 20,000 15,339
2.80%, 8/15/2041 26,000 18,816
5.60%, 3/2/2043 120,000 121,157
4.66%, 6/15/2051 284,000 248,795
4.88%, 3/1/2053 26,000 23,426
2.77%, 9/1/2053 14,000 8,610
5.75%, 3/2/2063 5,000 5,034
Biogen, Inc.
2.25%, 5/1/2030 10,000 8,705
3.15%, 5/1/2050 43,000 28,647
3.25%, 2/15/2051 20,000 13,595
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 54,000 45,643
2.80%, 9/15/2050 20,000 12,659
575,720
Broadline Retail - 0 .7%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041 200,000 139,321
eBay, Inc.
5.90%, 11/22/2025 67,000 67,675
2.70%, 3/11/2030 50,000 45,037
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 0.7% (continued)
eBay, Inc. (continued)
6.30%, 11/22/2032 $ 35,000 $ 37,825
289,858
Building Products - 1 .4%
Carrier Global Corp.
2.49%, 2/15/2027 400,000 379,615
Fortune Brands Innovations, Inc.
5.88%, 6/1/2033 25,000 26,068
4.50%, 3/25/2052 10,000 8,155
Johnson Controls International plc
4.90%, 12/1/2032 10,000 10,002
4.63%, 7/2/2044(b) 33,000 29,063
Owens Corning
4.30%, 7/15/2047 26,000 21,473
5.95%, 6/15/2054 15,000 15,425
Trane Technologies Financing Ltd.
3.80%, 3/21/2029 90,000 86,769
5.25%, 3/3/2033 10,000 10,259
Trane Technologies Global Holding Co. Ltd.
4.30%, 2/21/2048 7,000 5,975
592,804
Capital Markets - 9 .3%
Ameriprise Financial, Inc.
5.70%, 12/15/2028 50,000 51,933
Apollo Debt Solutions BDC
6.90%,
4/13/2029(c) 10,000 10,261
Ares Capital Corp.
7.00%, 1/15/2027 70,000 72,243
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 7,000 6,509
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028 67,000 64,487
3.99%,
6/13/2028(a) 77,000 75,321
4.60%,
7/26/2030(a) 33,000 32,849
4.29%,
6/13/2033(a) 20,000 19,106
5.19%,
3/14/2035(a) 80,000 80,695
Barings BDC, Inc.
3.30%, 11/23/2026 7,000 6,555
7.00%, 2/15/2029 10,000 10,243
BlackRock Funding, Inc.
4.70%, 3/14/2029 80,000 80,869
BlackRock, Inc.
2.40%, 4/30/2030 20,000 17,796
4.75%, 5/25/2033 25,000 25,020
Blue Owl Technology Finance Corp. II
6.75%, 4/4/2029(c) 10,000 9,954
FactSet Research Systems, Inc.
3.45%, 3/1/2032 10,000 8,899

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 9.3% (continued)
FS KKR Capital Corp.
7.88%, 1/15/2029 $ 10,000 $ 10,523
Goldman Sachs Group, Inc. (The)
4.48%,
8/23/2028(a) 901,000 890,219
5.73%,
4/25/2030(a) 200,000 206,588
2.38%,
7/21/2032(a) 17,000 14,295
3.10%,
2/24/2033(a) 70,000 61,140
6.75%, 10/1/2037 87,000 96,827
4.41%,
4/23/2039(a) 100,000 91,166
3.44%,
2/24/2043(a) 135,000 105,062
Hercules Capital, Inc.
3.38%, 1/20/2027 14,000 13,156
HPS Corporate Lending Fund
6.75%,
1/30/2029(c) 10,000 10,257
Moody's Corp.
2.75%, 8/19/2041 43,000 30,610
3.75%, 2/25/2052 15,000 11,521
Morgan Stanley
3.13%, 7/27/2026 100,000 96,842
0.99%,
12/10/2026(a) 26,000 24,524
5.12%, 2/1/2029(a) 133,000 134,249
2.70%,
1/22/2031(a) 133,000 118,908
2.24%,
7/21/2032(a) 30,000 25,039
5.25%,
4/21/2034(a) 135,000 135,628
5.42%,
7/21/2034(a) 64,000 64,962
5.83%,
4/19/2035(a) 50,000 52,240
5.30%,
4/20/2037(a) 33,000 32,375
5.94%, 2/7/2039(a) 30,000 30,516
4.46%,
4/22/2039(a) 150,000 138,576
5.60%,
3/24/2051(a) 78,000 81,286
Nasdaq, Inc.
3.85%, 6/30/2026 50,000 49,207
5.35%, 6/28/2028 70,000 71,739
5.55%, 2/15/2034 40,000 41,078
3.95%, 3/7/2052 7,000 5,341
6.10%, 6/28/2063 20,000 21,037
Oaktree Specialty Lending Corp.
7.10%, 2/15/2029 10,000 10,304
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 9.3% (continued)
S&P Global, Inc.
2.45%, 3/1/2027 $ 40,000 $ 37,928
1.25%, 8/15/2030 50,000 41,514
2.90%, 3/1/2032 50,000 44,172
5.25%,
9/15/2033(c) 25,000 25,858
4.50%, 5/15/2048 24,000 20,458
3.70%, 3/1/2052 30,000 23,331
Sixth Street Lending Partners
6.50%,
3/11/2029(c) 10,000 10,140
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 20,000 20,167
State Street Corp.
5.82%,
11/4/2028(a) 50,000 51,758
2.40%, 1/24/2030 63,000 56,778
6.12%,
11/21/2034(a) 50,000 53,189
UBS AG
1.25%, 6/1/2026 200,000 187,497
5.65%, 9/11/2028 200,000 207,073
4,027,818
Chemicals - 1 .1%
Albemarle Corp.
5.05%, 6/1/2032 20,000 19,264
Dow Chemical Co. (The)
5.55%, 11/30/2048 15,000 14,668
6.90%, 5/15/2053 54,000 61,627
Ecolab, Inc.
4.80%, 3/24/2030 33,000 33,505
1.30%, 1/30/2031 63,000 51,311
3.95%, 12/1/2047 20,000 16,637
FMC Corp.
5.15%, 5/18/2026 100,000 100,120
3.45%, 10/1/2029 10,000 9,208
5.65%, 5/18/2033 5,000 5,058
6.38%, 5/18/2053 5,000 5,129
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048 17,000 15,024
Linde, Inc.
1.10%, 8/10/2030 50,000 41,260
Nutrien Ltd.
5.88%, 12/1/2036 20,000 20,942
6.13%, 1/15/2041 25,000 26,102
5.25%, 1/15/2045 47,000 44,431
PPG Industries, Inc.
3.75%, 3/15/2028 30,000 29,089
493,375
Commercial Services & Supplies - 0 .6%
RELX Capital, Inc.
3.00%, 5/22/2030 33,000 30,288

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0.6% (continued)
Waste Management, Inc.
4.63%, 2/15/2030 $ 210,000 $ 211,063
241,351
Construction & Engineering - 0 .0% (d)
Quanta Services, Inc.
3.05%, 10/1/2041 10,000 7,253
Consumer Finance - 5 .0%
Ally Financial, Inc.
6.99%,
6/13/2029(a) 80,000 84,110
6.85%, 1/3/2030(a) 20,000 20,908
American Express Co.
3.13%, 5/20/2026 50,000 48,594
3.30%, 5/3/2027 50,000 48,209
5.28%,
7/27/2029(a) 100,000 101,762
4.42%, 8/3/2033(a) 40,000 38,579
5.63%,
7/28/2034(a) 60,000 61,616
4.05%, 12/3/2042 14,000 12,141
Capital One Financial Corp.
3.27%, 3/1/2030(a) 30,000 27,629
5.27%,
5/10/2033(a) 57,000 56,208
6.38%, 6/8/2034(a) 40,000 41,958
Ford Motor Credit Co. LLC
6.95%, 6/10/2026 400,000 410,827
7.20%, 6/10/2030 400,000 427,579
General Motors Financial Co., Inc.
6.00%, 1/9/2028 33,000 34,010
5.85%, 4/6/2030 33,000 34,103
3.10%, 1/12/2032 67,000 57,691
6.40%, 1/9/2033 145,000 153,246
6.10%, 1/7/2034 35,000 36,055
John Deere Capital Corp.
4.80%, 1/9/2026 20,000 20,039
5.15%, 9/8/2026 140,000 141,485
4.90%, 6/11/2027 50,000 50,582
4.85%, 6/11/2029 40,000 40,604
4.70%, 6/10/2030 50,000 50,648
4.35%, 9/15/2032 67,000 65,558
Series I, 5.15%,
9/8/2033 40,000 41,138
5.10%, 4/11/2034 20,000 20,434
Synchrony Financial
2.88%, 10/28/2031 44,000 36,234
2,161,947
Consumer Staples Distribution & Retail - 0 .5%
Kroger Co. (The)
5.40%, 1/15/2049 28,000 27,103
3.95%, 1/15/2050 54,000 42,790
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Distribution & Retail - 0.5% (continued)
Target Corp.
2.65%, 9/15/2030 $ 127,000 $ 115,566
3.90%, 11/15/2047 10,000 8,155
4.80%, 1/15/2053 47,000 43,848
237,462
Containers & Packaging - 0 .2%
AptarGroup, Inc.
3.60%, 3/15/2032 13,000 11,582
Avery Dennison Corp.
2.65%, 4/30/2030 10,000 8,919
5.75%, 3/15/2033 14,000 14,678
Berry Global, Inc.
1.57%, 1/15/2026 26,000 24,711
1.65%, 1/15/2027 30,000 27,721
5.50%, 4/15/2028 20,000 20,252
107,863
Diversified REITs - 0 .3%
Digital Realty Trust LP
REIT, 5.55%,
1/15/2028 30,000 30,601
REIT, 4.45%,
7/15/2028 33,000 32,484
REIT, 3.60%,
7/1/2029 10,000 9,442
Simon Property Group LP
REIT, 6.75%,
2/1/2040 17,000 18,906
REIT, 5.85%,
3/8/2053 17,000 17,376
Store Capital LLC
REIT, 2.70%,
12/1/2031 20,000 16,464
125,273
Diversified Telecommunication Services - 3 .2%
Deutsche Telekom International Finance BV
8.75%,
6/15/2030(b) 60,000 71,291
Telefonica Emisiones SA
4.90%, 3/6/2048 150,000 130,979
Verizon Communications, Inc.
4.13%, 3/16/2027 100,000 98,884
4.33%, 9/21/2028 100,000 99,075
2.55%, 3/21/2031 437,000 378,593
2.36%, 3/15/2032 167,000 139,709
5.05%, 5/9/2033 55,000 55,412
2.65%, 11/20/2040 161,000 113,786
3.40%, 3/22/2041 174,000 136,410
4.86%, 8/21/2046 50,000 46,678
3.88%, 3/1/2052 154,000 120,348

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 3.2% (continued)
Verizon Communications, Inc. (continued)
2.99%, 10/30/2056 $ 14,000 $ 8,829
1,399,994
Electric Utilities - 4 .4%
Avangrid, Inc.
3.80%, 6/1/2029 14,000 13,315
Connecticut Light and Power Co. (The)
4.65%, 1/1/2029 25,000 25,084
Series A, 2.05%,
7/1/2031 117,000 97,975
4.00%, 4/1/2048 22,000 17,963
5.25%, 1/15/2053 10,000 9,883
Edison International
4.13%, 3/15/2028 150,000 145,694
El Paso Electric Co.
5.00%, 12/1/2044 10,000 8,765
Enel Americas SA
4.00%, 10/25/2026 7,000 6,807
Enel Chile SA
4.88%, 6/12/2028 20,000 19,665
Entergy Mississippi LLC
5.85%, 6/1/2054 50,000 51,640
Eversource Energy
4.60%, 7/1/2027 167,000 165,680
Series R, 1.65%,
8/15/2030 17,000 14,080
3.45%, 1/15/2050 40,000 28,455
Exelon Corp.
5.30%, 3/15/2033 10,000 10,187
5.45%, 3/15/2034 10,000 10,201
4.95%, 6/15/2035 70,000 67,453
4.45%, 4/15/2046 53,000 45,225
FirstEnergy Corp.
Series C, 4.85%,
7/15/2047(b) 15,000 13,185
Florida Power & Light Co.
5.60%, 6/15/2054 130,000 135,332
Oklahoma Gas and Electric Co.
5.60%, 4/1/2053 50,000 50,294
Pacific Gas and Electric Co.
3.15%, 1/1/2026 50,000 48,584
6.10%, 1/15/2029 130,000 135,165
4.50%, 7/1/2040 60,000 51,040
4.20%, 6/1/2041 98,000 78,618
3.95%, 12/1/2047 200,000 147,981
6.70%, 4/1/2053 10,000 10,726
Public Service Co. of New Hampshire
3.60%, 7/1/2049 10,000 7,613
Public Service Electric and Gas Co.
4.65%, 3/15/2033 15,000 14,798
5.20%, 3/1/2034 20,000 20,487
3.60%, 12/1/2047 77,000 59,270
4.05%, 5/1/2048 60,000 49,560
5.45%, 3/1/2054 15,000 15,257
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 4.4% (continued)
Southern California Edison Co.
5.65%, 10/1/2028 $ 40,000 $ 41,351
5.95%, 11/1/2032 67,000 70,928
5.20%, 6/1/2034 100,000 100,303
Series C, 4.13%,
3/1/2048 33,000 26,517
Series E, 5.45%,
6/1/2052 75,000 73,035
Union Electric Co.
5.20%, 4/1/2034 30,000 30,486
5.25%, 1/15/2054 10,000 9,596
1,928,198
Electronic Equipment, Instruments & Components - 0 .1%
Flex Ltd.
4.88%, 5/12/2030 30,000 29,569
Energy Equipment & Services - 0 .3%
Baker Hughes Holdings LLC
4.08%, 12/15/2047 45,000 37,273
Halliburton Co.
5.00%, 11/15/2045 70,000 65,115
Schlumberger Investment SA
4.85%, 5/15/2033 30,000 30,120
132,508
Entertainment - 0 .7%
Walt Disney Co. (The)
6.40%, 12/15/2035 67,000 75,115
3.50%, 5/13/2040 5,000 4,082
7.75%, 12/1/2045 54,000 70,305
4.75%, 11/15/2046 107,000 98,559
3.60%, 1/13/2051 10,000 7,648
3.80%, 5/13/2060 50,000 37,978
293,687
Financial Services - 2 .1%
Corebridge Financial, Inc.
5.75%, 1/15/2034 10,000 10,295
6.88%,
12/15/2052(a) 7,000 7,126
Equitable Holdings, Inc.
5.59%, 1/11/2033 44,000 45,448
5.00%, 4/20/2048 4,000 3,677
Mastercard, Inc.
3.30%, 3/26/2027 100,000 97,244
2.95%, 6/1/2029 96,000 90,174
2.00%, 11/18/2031 33,000 27,833
4.85%, 3/9/2033 30,000 30,510
3.95%, 2/26/2048 15,000 12,514
2.95%, 3/15/2051 30,000 20,529
PayPal Holdings, Inc.
4.40%, 6/1/2032 98,000 95,685

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.1% (continued)
PayPal Holdings, Inc. (continued)
5.05%, 6/1/2052 $ 30,000 $ 28,286
Shell International Finance BV
3.88%, 11/13/2028 70,000 68,461
2.75%, 4/6/2030 170,000 155,063
6.38%, 12/15/2038 60,000 68,016
4.00%, 5/10/2046 33,000 27,385
3.25%, 4/6/2050 28,000 20,066
3.00%, 11/26/2051 110,000 74,146
Voya Financial, Inc.
4.70%,
1/23/2048(a) 30,000 26,092
908,550
Food Products - 0 .9%
Campbell Soup Co.
4.15%, 3/15/2028 50,000 49,135
2.38%, 4/24/2030 17,000 15,008
4.80%, 3/15/2048 20,000 17,820
Conagra Brands, Inc.
5.40%, 11/1/2048 40,000 37,988
General Mills, Inc.
4.55%, 4/17/2038 20,000 18,343
Hershey Co. (The)
4.25%, 5/4/2028 20,000 19,940
1.70%, 6/1/2030 32,000 27,453
2.65%, 6/1/2050 10,000 6,358
Hormel Foods Corp.
3.05%, 6/3/2051 40,000 27,260
Ingredion, Inc.
2.90%, 6/1/2030 33,000 29,918
Kellanova
5.25%, 3/1/2033 60,000 60,968
Mondelez International, Inc.
3.00%, 3/17/2032 50,000 44,176
2.63%, 9/4/2050 50,000 30,982
385,349
Gas Utilities - 0 .4%
Southern California Gas Co.
2.95%, 4/15/2027 187,000 178,767
Washington Gas Light Co.
3.65%, 9/15/2049 20,000 15,092
193,859
Ground Transportation - 1 .6%
Canadian National Railway Co.
3.65%, 2/3/2048 14,000 11,118
4.45%, 1/20/2049 72,000 64,492
4.40%, 8/5/2052 7,000 6,177
CSX Corp.
2.40%, 2/15/2030 63,000 56,332
5.20%, 11/15/2033 10,000 10,260
4.30%, 3/1/2048 82,000 70,286
3.80%, 4/15/2050 33,000 25,981
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 1.6% (continued)
CSX Corp. (continued)
4.65%, 3/1/2068 $ 3,000 $ 2,591
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 30,000 29,519
Norfolk Southern Corp.
5.95%, 3/15/2064 105,000 110,736
Union Pacific Corp.
4.50%, 1/20/2033 80,000 78,826
2.89%, 4/6/2036 40,000 33,216
4.50%, 9/10/2048 55,000 48,743
5.15%, 1/20/2063 130,000 124,056
672,333
Health Care Equipment & Supplies - 1 .6%
Abbott Laboratories
1.40%, 6/30/2030 98,000 83,388
4.90%, 11/30/2046 98,000 94,993
Baxter International, Inc.
1.73%, 4/1/2031 50,000 40,857
3.13%, 12/1/2051 53,000 34,359
Becton Dickinson & Co.
2.82%, 5/20/2030 50,000 45,142
1.96%, 2/11/2031 50,000 41,917
3.79%, 5/20/2050 50,000 38,703
Boston Scientific Corp.
2.65%, 6/1/2030 50,000 44,942
4.55%, 3/1/2039 50,000 47,942
Medtronic Global Holdings SCA
4.25%, 3/30/2028 60,000 59,512
4.50%, 3/30/2033 5,000 4,916
Solventum Corp.
5.60%,
3/23/2034(c) 90,000 90,548
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030 30,000 27,850
2.60%, 11/24/2031 50,000 42,826
697,895
Health Care Providers & Services - 5 .0%
Aetna, Inc.
3.88%, 8/15/2047 41,000 30,657
Cardinal Health, Inc.
4.90%, 9/15/2045 33,000 29,788
Cencora, Inc.
2.70%, 3/15/2031 50,000 43,752
5.13%, 2/15/2034 30,000 30,243
Centene Corp.
2.45%, 7/15/2028 150,000 135,140
2.63%, 8/1/2031 50,000 41,677
Cigna Group (The)
4.38%, 10/15/2028 40,000 39,445
5.25%, 2/15/2034 20,000 20,208
4.80%, 8/15/2038 40,000 37,970
6.13%, 11/15/2041 33,000 34,981
3.88%, 10/15/2047 24,000 18,631

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 5.0% (continued)
Cigna Group (The) (continued)
4.90%, 12/15/2048 $ 67,000 $ 60,205
3.40%, 3/15/2051 54,000 37,618
CVS Health Corp.
3.63%, 4/1/2027 33,000 32,048
4.30%, 3/25/2028 100,000 98,039
5.25%, 2/21/2033 80,000 79,825
4.78%, 3/25/2038 130,000 119,410
2.70%, 8/21/2040 20,000 13,694
5.05%, 3/25/2048 174,000 153,454
6.05%, 6/1/2054 30,000 30,168
Elevance Health, Inc.
2.25%, 5/15/2030 50,000 43,774
4.10%, 5/15/2032 164,000 155,704
4.75%, 2/15/2033 20,000 19,745
4.55%, 3/1/2048 32,000 27,830
3.60%, 3/15/2051 52,000 38,399
6.10%, 10/15/2052 14,000 14,949
5.13%, 2/15/2053 20,000 18,792
5.65%, 6/15/2054 40,000 40,416
HCA, Inc.
3.63%, 3/15/2032 133,000 119,740
7.50%, 11/6/2033 47,000 53,269
5.60%, 4/1/2034 80,000 81,325
4.38%, 3/15/2042 15,000 12,656
4.63%, 3/15/2052 87,000 71,849
6.00%, 4/1/2054 15,000 15,113
Laboratory Corp. of America Holdings
1.55%, 6/1/2026 50,000 46,969
2.70%, 6/1/2031 50,000 43,535
Novant Health, Inc.
3.32%, 11/1/2061 23,000 15,529
Quest Diagnostics, Inc.
4.20%, 6/30/2029 43,000 42,121
2.95%, 6/30/2030 50,000 45,516
6.40%, 11/30/2033 10,000 10,928
UnitedHealth Group, Inc.
4.50%, 4/15/2033 10,000 9,749
5.88%, 2/15/2053 64,000 67,726
5.20%, 4/15/2063 70,000 66,320
2,148,907
Health Care REITs - 0 .6%
Alexandria Real Estate Equities, Inc.
REIT, 5.25%,
5/15/2036 160,000 158,083
Healthcare Realty Holdings LP
REIT, 2.05%,
3/15/2031 7,000 5,572
Ventas Realty LP
REIT, 4.00%,
3/1/2028 33,000 32,001
REIT, 3.00%,
1/15/2030 48,000 43,409
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 0.6% (continued)
Ventas Realty LP (continued)
REIT, 4.75%,
11/15/2030 $ 10,000 $ 9,847
248,912
Hotel & Resort REITs - 0 .2%
Host Hotels & Resorts LP
Series F, REIT,
4.50%, 2/1/2026 50,000 49,528
Series I, REIT,
3.50%, 9/15/2030 10,000 9,098
Series J, REIT,
2.90%, 12/15/2031 10,000 8,550
67,176
Hotels, Restaurants & Leisure - 1 .5%
Las Vegas Sands Corp.
3.90%, 8/8/2029 20,000 18,488
Marriott International, Inc.
5.45%, 9/15/2026 50,000 50,714
5.00%, 10/15/2027 20,000 20,176
4.90%, 4/15/2029 30,000 30,186
Series HH, 2.85%,
4/15/2031 33,000 28,925
Series II, 2.75%,
10/15/2033 3,000 2,497
5.30%, 5/15/2034 20,000 20,159
McDonald's Corp.
3.50%, 7/1/2027 130,000 126,161
4.70%, 12/9/2035 33,000 32,314
4.88%, 12/9/2045 33,000 30,486
4.45%, 9/1/2048 15,000 12,852
3.63%, 9/1/2049 74,000 55,079
5.15%, 9/9/2052 7,000 6,630
Sands China Ltd.
3.80%, 1/8/2026(b) 200,000 194,097
628,764
Household Durables - 0 .3%
Leggett & Platt, Inc.
4.40%, 3/15/2029 15,000 14,096
Mohawk Industries, Inc.
5.85%, 9/18/2028 12,000 12,459
3.63%, 5/15/2030 7,000 6,578
NVR, Inc.
3.00%, 5/15/2030 14,000 12,719
PulteGroup, Inc.
5.00%, 1/15/2027 26,000 26,122
Whirlpool Corp.
4.75%, 2/26/2029 50,000 49,967
4.60%, 5/15/2050 20,000 16,191
  138,132

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0 .1%
Church & Dwight Co., Inc.
5.60%, 11/15/2032 $ 20,000 $ 21,126
3.95%, 8/1/2047 20,000 16,202
5.00%, 6/15/2052 5,000 4,751
42,079
Independent Power and Renewable Electricity Producers - 0 .4%
Constellation Energy Generation LLC
5.60%, 3/1/2028 80,000 82,173
5.80%, 3/1/2033 30,000 31,204
6.13%, 1/15/2034 40,000 42,679
156,056
Industrial REITs - 0 .4%
Prologis LP
REIT, 4.88%,
6/15/2028 40,000 40,395
REIT, 4.63%,
1/15/2033 47,000 46,059
REIT, 5.13%,
1/15/2034 44,000 44,548
REIT, 4.38%,
9/15/2048 7,000 6,046
REIT, 3.00%,
4/15/2050 23,000 15,319
152,367
Insurance - 3 .3%
Aflac, Inc.
3.60%, 4/1/2030 53,000 50,016
4.75%, 1/15/2049 10,000 9,100
Allstate Corp. (The)
1.45%, 12/15/2030 10,000 8,167
5.25%, 3/30/2033 40,000 40,804
3.85%, 8/10/2049 26,000 20,283
American International Group, Inc.
Series A-9, 5.75%,
4/1/2048(a) 30,000 29,607
Arch Capital Finance LLC
5.03%, 12/15/2046 10,000 9,288
AXIS Specialty Finance LLC
4.90%,
1/15/2040(a) 17,000 15,845
Brighthouse Financial, Inc.
4.70%, 6/22/2047 20,000 15,769
3.85%, 12/22/2051 5,000 3,301
Chubb INA Holdings LLC
3.35%, 5/3/2026 170,000 165,903
1.38%, 9/15/2030 20,000 16,679
5.00%, 3/15/2034 40,000 40,439
4.35%, 11/3/2045 14,000 12,344
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 35,000 22,175
Fidelity National Financial, Inc.
3.20%, 9/17/2051 14,000 8,857
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.3% (continued)
First American Financial Corp.
2.40%, 8/15/2031 $ 20,000 $ 16,297
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 10,000 8,576
Hartford Financial Services Group, Inc.
(The)
4.40%, 3/15/2048 5,000 4,260
3.60%, 8/19/2049 33,000 24,778
2.90%, 9/15/2051 14,000 9,078
Lincoln National Corp.
3.05%, 1/15/2030 20,000 18,209
4.35%, 3/1/2048 18,000 14,183
4.38%, 6/15/2050 10,000 7,833
Manulife Financial Corp.
4.06%,
2/24/2032(a) 50,000 48,585
3.70%, 3/16/2032 27,000 25,067
MetLife, Inc.
4.55%, 3/23/2030 60,000 60,141
5.38%, 7/15/2033 15,000 15,466
10.75%, 8/1/2039 33,000 44,573
4.60%, 5/13/2046 56,000 50,253
5.00%, 7/15/2052 33,000 30,919
5.25%, 1/15/2054 14,000 13,710
Primerica, Inc.
2.80%, 11/19/2031 10,000 8,570
Principal Financial Group, Inc.
3.70%, 5/15/2029 33,000 31,487
2.13%, 6/15/2030 33,000 28,317
5.38%, 3/15/2033 10,000 10,207
5.50%, 3/15/2053 3,000 2,949
Prudential Financial, Inc.
1.50%, 3/10/2026 100,000 94,994
3.00%, 3/10/2040 23,000 17,531
4.50%,
9/15/2047(a) 50,000 47,598
3.91%, 12/7/2047 35,000 27,918
4.35%, 2/25/2050 33,000 27,807
6.00%, 9/1/2052(a) 47,000 47,133
Prudential Funding Asia plc
3.13%, 4/14/2030 15,000 13,775
3.63%, 3/24/2032 10,000 9,061
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 22,000 22,277
Travelers Cos., Inc. (The)
4.00%, 5/30/2047 70,000 58,105
4.05%, 3/7/2048 8,000 6,703
5.45%, 5/25/2053 27,000 27,778
Unum Group
4.00%, 6/15/2029 10,000 9,618
4.13%, 6/15/2051 24,000 18,090
W R Berkley Corp.
3.15%, 9/30/2061 20,000 12,375
Willis North America, Inc.
5.35%, 5/15/2033 30,000 30,110

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.3% (continued)
Willis North America, Inc. (continued)
5.90%, 3/5/2054 $ 20,000 $ 20,013
1,432,921
Interactive Media & Services - 0 .8%
Alphabet, Inc.
0.80%, 8/15/2027 317,000 286,883
1.10%, 8/15/2030 10,000 8,386
1.90%, 8/15/2040 7,000 4,726
2.05%, 8/15/2050 60,000 35,403
Meta Platforms, Inc.
5.75%, 5/15/2063 23,000 24,150
359,548
IT Services - 0 .9%
Amdocs Ltd.
2.54%, 6/15/2030 10,000 8,811
IBM International Capital Pte. Ltd.
4.60%, 2/5/2029 250,000 250,144
International Business Machines Corp.
1.95%, 5/15/2030 100,000 86,477
2.85%, 5/15/2040 72,000 53,091
398,523
Leisure Products - 0 .2%
Brunswick Corp.
4.40%, 9/15/2032 25,000 22,758
5.10%, 4/1/2052 20,000 16,129
Hasbro, Inc.
3.90%, 11/19/2029 33,000 31,139
6.35%, 3/15/2040 10,000 10,396
80,422
Machinery - 0 .7%
AGCO Corp.
5.80%, 3/21/2034 10,000 10,186
CNH Industrial NV
3.85%, 11/15/2027 10,000 9,701
Cummins, Inc.
1.50%, 9/1/2030 107,000 89,812
2.60%, 9/1/2050 10,000 6,225
Ingersoll Rand, Inc.
5.40%, 8/14/2028 38,000 38,944
5.31%, 6/15/2031 80,000 82,388
Stanley Black & Decker, Inc.
4.85%, 11/15/2048 10,000 8,766
2.75%, 11/15/2050 22,000 13,055
Westinghouse Air Brake Technologies Corp.
4.70%,
9/15/2028(b) 22,000 21,879
5.61%, 3/11/2034 10,000 10,287
Xylem, Inc.
1.95%, 1/30/2028 20,000 18,254
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 0.7% (continued)
Xylem, Inc. (continued)
2.25%, 1/30/2031 $ 17,000 $ 14,545
324,042
Marine Transportation - 0 .0% (d)
Kirby Corp.
4.20%, 3/1/2028 20,000 19,548
Media - 2 .2%
Comcast Corp.
2.65%, 2/1/2030 247,000 223,502
4.65%, 2/15/2033 67,000 66,170
4.60%, 10/15/2038 20,000 18,778
4.00%, 3/1/2048 64,000 51,469
2.89%, 11/1/2051 387,000 248,111
5.35%, 5/15/2053 10,000 9,789
2.99%, 11/1/2063 170,000 102,784
5.50%, 5/15/2064 3,000 2,950
Fox Corp.
4.71%, 1/25/2029 50,000 49,931
5.48%, 1/25/2039 20,000 19,707
5.58%, 1/25/2049 45,000 42,534
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 30,000 22,613
Paramount Global
4.95%, 1/15/2031 25,000 22,705
4.20%, 5/19/2032 20,000 17,056
4.38%, 3/15/2043 30,000 20,979
5.25%, 4/1/2044 30,000 22,718
4.95%, 5/19/2050 40,000 28,922
970,718
Metals & Mining - 0 .5%
Newmont Corp.
3.25%,
5/13/2030(c) 30,000 27,827
2.60%, 7/15/2032 10,000 8,588
5.88%, 4/1/2035 57,000 60,708
4.20%,
5/13/2050(c) 25,000 20,920
Nucor Corp.
4.30%, 5/23/2027 20,000 19,826
2.70%, 6/1/2030 30,000 27,032
3.13%, 4/1/2032 33,000 29,325
4.40%, 5/1/2048 8,000 6,999
2.98%, 12/15/2055 14,000 8,791
Steel Dynamics, Inc.
3.25%, 10/15/2050 20,000 13,496
  223,512

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1 .4%
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%,
4/1/2030 $ 10,000 $ 9,398
2.40%, 6/15/2031 50,000 43,271
5.20%, 3/1/2033 10,000 10,234
5.50%, 3/15/2034 50,000 52,211
Series E, 4.65%,
12/1/2048 22,000 19,464
6.15%, 11/15/2052 7,000 7,659
5.90%, 11/15/2053 10,000 10,539
5.70%, 5/15/2054 30,000 30,783
4.50%, 5/15/2058 67,000 56,373
3.60%, 6/15/2061 23,000 16,156
Dominion Energy, Inc.
Series B, 7.00%,
6/1/2054(a) 20,000 21,004
National Grid plc
5.60%, 6/12/2028 15,000 15,375
5.81%, 6/12/2033 25,000 25,788
NiSource, Inc.
6.95%,
11/30/2054(a) 15,000 15,211
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 63,000 64,922
1.60%, 8/15/2030 10,000 8,320
San Diego Gas & Electric Co.
Series VVV,
1.70%, 10/1/2030 20,000 16,891
2.95%, 8/15/2051 77,000 51,774
5.55%, 4/15/2054 10,000 10,099
Sempra
3.70%, 4/1/2029 50,000 47,665
5.50%, 8/1/2033 20,000 20,467
3.80%, 2/1/2038 26,000 21,923
4.00%, 2/1/2048 33,000 25,861
601,388
Office REITs - 0 .5%
Boston Properties LP
REIT, 3.25%,
1/30/2031 80,000 69,396
REIT, 2.45%,
10/1/2033 33,000 25,327
Highwoods Realty LP
REIT, 3.05%,
2/15/2030 30,000 26,120
Kilroy Realty LP
REIT, 4.38%,
10/1/2025 80,000 78,894
REIT, 6.25%,
1/15/2036 7,000 6,897
Piedmont Operating Partnership LP
REIT, 3.15%,
8/15/2030 10,000 8,267
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Office REITs - 0.5% (continued)
Piedmont Operating Partnership LP
(continued)
REIT, 2.75%,
4/1/2032 $ 7,000 $ 5,302
220,203
Oil, Gas & Consumable Fuels - 5 .9%
Boardwalk Pipelines LP
3.40%, 2/15/2031 40,000 35,773
BP Capital Markets America, Inc.
3.38%, 2/8/2061 10,000 6,826
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 157,000 140,882
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 17,000 16,083
2.74%, 12/31/2039 20,000 16,330
Cheniere Energy, Inc.
4.63%, 10/15/2028 29,000 28,438
5.65%,
4/15/2034(c) 22,000 22,356
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045 10,000 10,017
Enbridge, Inc.
6.20%, 11/15/2030 10,000 10,688
5.63%, 4/5/2034 80,000 81,900
6.70%, 11/15/2053 60,000 67,034
5.50%,
7/15/2077(a) 50,000 47,546
8.50%,
1/15/2084(a) 50,000 54,683
EnLink Midstream LLC
5.38%, 6/1/2029 10,000 9,963
EnLink Midstream Partners LP
5.45%, 6/1/2047 20,000 17,622
EQT Corp.
5.75%, 2/1/2034 15,000 15,168
Hess Corp.
6.00%, 1/15/2040 27,000 28,521
Kinder Morgan, Inc.
2.00%, 2/15/2031 14,000 11,746
5.20%, 6/1/2033 50,000 49,680
5.40%, 2/1/2034 100,000 100,742
5.55%, 6/1/2045 33,000 31,763
5.20%, 3/1/2048 27,000 24,562
3.60%, 2/15/2051 10,000 7,014
5.45%, 8/1/2052 10,000 9,437
Marathon Petroleum Corp.
3.80%, 4/1/2028 30,000 29,039
4.50%, 4/1/2048 48,000 39,488
MPLX LP
1.75%, 3/1/2026 120,000 114,056
2.65%, 8/15/2030 17,000 15,010
4.50%, 4/15/2038 82,000 73,977
5.20%, 12/1/2047 30,000 27,211
5.50%, 2/15/2049 30,000 28,398

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.9% (continued)
MPLX LP (continued)
5.65%, 3/1/2053 $ 20,000 $ 19,231
Occidental Petroleum Corp.
6.13%, 1/1/2031 70,000 73,111
7.88%, 9/15/2031 30,000 34,301
6.45%, 9/15/2036 40,000 42,727
Zero Coupon,
10/10/2036 50,000 27,264
ONEOK, Inc.
6.10%, 11/15/2032 25,000 26,418
6.05%, 9/1/2033 100,000 105,194
5.20%, 7/15/2048 20,000 18,089
4.85%, 2/1/2049 30,000 25,933
4.50%, 3/15/2050 60,000 49,087
Pioneer Natural Resources Co.
2.15%, 1/15/2031 46,000 39,528
Plains All American Pipeline LP
4.50%, 12/15/2026 100,000 98,905
3.80%, 9/15/2030 75,000 70,180
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030 17,000 16,673
5.90%, 9/15/2037 40,000 41,478
Targa Resources Corp.
6.50%, 3/30/2034 100,000 108,256
TotalEnergies Capital International SA
2.83%, 1/10/2030 50,000 45,842
3.13%, 5/29/2050 74,000 51,579
TotalEnergies Capital SA
5.49%, 4/5/2054 70,000 70,813
Transcanada Trust
5.60%, 3/7/2082(a) 100,000 92,751
Valero Energy Corp.
4.00%, 4/1/2029 30,000 29,068
2.80%, 12/1/2031 80,000 69,309
4.00%, 6/1/2052 10,000 7,552
Williams Cos., Inc. (The)
3.75%, 6/15/2027 50,000 48,604
5.65%, 3/15/2033 73,000 75,392
5.15%, 3/15/2034 15,000 14,959
5.75%, 6/24/2044 33,000 32,911
5.10%, 9/15/2045 37,000 34,186
4.85%, 3/1/2048 29,000 25,715
5.30%, 8/15/2052 14,000 13,306
2,580,315
Paper & Forest Products - 0 .1%
Suzano Austria GmbH
3.75%, 1/15/2031 20,000 17,739
Series DM3N,
3.13%, 1/15/2032 50,000 41,413
59,152
Personal Care Products - 0 .4%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027 100,000 96,612
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0.4% (continued)
Estee Lauder Cos., Inc. (The) (continued)
4.38%, 5/15/2028 $ 20,000 $ 19,870
2.60%, 4/15/2030 30,000 26,891
1.95%, 3/15/2031 33,000 27,773
4.15%, 3/15/2047 10,000 8,301
5.15%, 5/15/2053 5,000 4,805
184,252
Pharmaceuticals - 4 .9%
AstraZeneca Finance LLC
4.88%, 3/3/2033 53,000 53,620
5.00%, 2/26/2034 30,000 30,523
AstraZeneca plc
4.00%, 9/18/2042 30,000 25,788
4.38%, 11/16/2045 60,000 53,433
3.00%, 5/28/2051 14,000 9,688
Bristol-Myers Squibb Co.
5.20%, 2/22/2034 20,000 20,483
3.55%, 3/15/2042 135,000 108,099
5.00%, 8/15/2045 73,000 70,273
3.90%, 3/15/2062 91,000 67,855
6.40%, 11/15/2063 3,000 3,352
GlaxoSmithKline Capital plc
3.38%, 6/1/2029 33,000 31,489
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 47,000 53,227
Johnson & Johnson
3.63%, 3/3/2037 210,000 188,476
2.10%, 9/1/2040 80,000 55,137
3.70%, 3/1/2046 50,000 41,425
2.25%, 9/1/2050 20,000 12,295
2.45%, 9/1/2060 7,000 4,107
Merck & Co., Inc.
4.05%, 5/17/2028 133,000 132,087
3.40%, 3/7/2029 50,000 47,981
4.50%, 5/17/2033 30,000 29,631
2.35%, 6/24/2040 133,000 93,193
4.90%, 5/17/2044 55,000 52,906
2.75%, 12/10/2051 15,000 9,676
Mylan, Inc.
5.20%, 4/15/2048 37,000 31,197
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 47,211
2.20%, 8/14/2030 35,000 31,003
2.75%, 8/14/2050 75,000 50,328
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2028 124,000 123,696
5.11%, 5/19/2043 30,000 29,230
5.34%, 5/19/2063 152,000 148,094
Pfizer, Inc.
3.45%, 3/15/2029 50,000 48,145
1.75%, 8/18/2031 33,000 27,451
4.10%, 9/15/2038 275,000 248,855
7.20%, 3/15/2039 57,000 68,959
2.55%, 5/28/2040 33,000 23,656

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 4.9% (continued)
Pfizer, Inc. (continued)
2.70%, 5/28/2050 $ 33,000 $ 21,748
Sanofi SA
3.63%, 6/19/2028 15,000 14,688
Viatris, Inc.
3.85%, 6/22/2040 30,000 22,629
4.00%, 6/22/2050 23,000 16,070
2,147,704
Professional Services - 0 .1%
Equifax, Inc.
3.10%, 5/15/2030 37,000 33,818
Verisk Analytics, Inc.
3.63%, 5/15/2050 30,000 22,149
55,967
Real Estate Management & Development - 0 .1%
CBRE Services, Inc.
2.50%, 4/1/2031 20,000 17,027
5.95%, 8/15/2034 18,000 18,887
35,914
Residential REITs - 0 .8%
AvalonBay Communities, Inc.
REIT, 2.95%,
5/11/2026 100,000 96,845
REIT, 1.90%,
12/1/2028 40,000 35,877
REIT, 5.00%,
2/15/2033 14,000 14,011
REIT, 4.35%,
4/15/2048 10,000 8,542
ERP Operating LP
REIT, 4.15%,
12/1/2028 30,000 29,415
REIT, 3.00%,
7/1/2029 67,000 62,055
REIT, 1.85%,
8/1/2031 8,000 6,643
Essex Portfolio LP
REIT, 1.65%,
1/15/2031 50,000 40,661
UDR, Inc.
REIT, 4.40%,
1/26/2029 37,000 36,297
330,346
Retail REITs - 0 .6%
Brixmor Operating Partnership LP
REIT, 3.90%,
3/15/2027 33,000 32,040
REIT, 2.25%,
4/1/2028 30,000 27,247
REIT, 2.50%,
8/16/2031 7,000 5,893
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Retail REITs - 0.6% (continued)
Brixmor Operating Partnership LP
(continued)
REIT, 5.50%,
2/15/2034 $ 7,000 $ 7,030
Federal Realty OP LP
REIT, 1.25%,
2/15/2026 67,000 63,166
REIT, 3.50%,
6/1/2030 10,000 9,251
REIT, 3.63%,
8/1/2046 10,000 6,888
Kimco Realty OP LLC
REIT, 6.40%,
3/1/2034 60,000 65,202
Regency Centers LP
REIT, 4.13%,
3/15/2028 15,000 14,654
REIT, 3.70%,
6/15/2030 26,000 24,528
REIT, 4.65%,
3/15/2049 10,000 8,554
264,453
Semiconductors & Semiconductor Equipment - 2 .6%
Applied Materials, Inc.
4.35%, 4/1/2047 50,000 44,902
Intel Corp.
3.75%, 3/25/2027 100,000 97,867
2.00%, 8/12/2031 47,000 39,217
5.63%, 2/10/2043 54,000 55,050
3.73%, 12/8/2047 47,000 35,631
4.75%, 3/25/2050 197,000 173,607
3.05%, 8/12/2051 35,000 22,794
4.95%, 3/25/2060 48,000 43,324
Micron Technology, Inc.
3.37%, 11/1/2041 30,000 22,418
QUALCOMM, Inc.
1.65%, 5/20/2032 180,000 145,402
TSMC Arizona Corp.
1.75%, 10/25/2026 200,000 187,449
3.88%, 4/22/2027 280,000 274,352
1,142,013
Software - 3 .7%
Adobe, Inc.
4.80%, 4/4/2029 40,000 40,717
2.30%, 2/1/2030 33,000 29,616
Autodesk, Inc.
2.85%, 1/15/2030 20,000 18,243
2.40%, 12/15/2031 10,000 8,500
Microsoft Corp.
2.40%, 8/8/2026 60,000 57,719
3.30%, 2/6/2027 263,000 256,935
3.40%, 6/15/2027 300,000 293,062
3.45%, 8/8/2036 33,000 29,648

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.7% (continued)
Microsoft Corp. (continued)
4.50%, 6/15/2047 $ 15,000 $ 14,244
2.53%, 6/1/2050 180,000 117,010
2.92%, 3/17/2052 40,000 28,096
2.68%, 6/1/2060 113,000 71,297
3.04%, 3/17/2062 55,000 37,621
Oracle Corp.
3.60%, 4/1/2040 140,000 110,788
5.55%, 2/6/2053 310,000 301,496
4.10%, 3/25/2061 115,000 85,501
Salesforce, Inc.
1.50%, 7/15/2028 50,000 44,766
2.90%, 7/15/2051 64,000 42,483
1,587,742
Specialized REITs - 0 .8%
Equinix, Inc.
REIT, 3.20%,
11/18/2029 70,000 64,682
REIT, 3.90%,
4/15/2032 140,000 130,517
Public Storage Operating Co.
REIT, 5.13%,
1/15/2029 60,000 61,463
REIT, 5.10%,
8/1/2033 20,000 20,274
Weyerhaeuser Co.
REIT, 4.00%,
4/15/2030 30,000 28,734
REIT, 3.38%,
3/9/2033 30,000 26,442
332,112
Specialty Retail - 2 .0%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 10,000 7,241
Home Depot, Inc. (The)
3.30%, 4/15/2040 100,000 80,327
4.50%, 12/6/2048 20,000 17,809
4.95%, 9/15/2052 180,000 170,203
Lowe's Cos., Inc.
2.50%, 4/15/2026 203,000 195,601
3.65%, 4/5/2029 50,000 47,835
2.63%, 4/1/2031 50,000 43,664
5.00%, 4/15/2033 77,000 77,326
5.15%, 7/1/2033 25,000 25,397
5.50%, 10/15/2035 33,000 34,367
2.80%, 9/15/2041 138,000 97,323
3.00%, 10/15/2050 33,000 21,298
4.45%, 4/1/2062 26,000 20,810
5.85%, 4/1/2063 14,000 14,094
Tiffany & Co.
4.90%, 10/1/2044 10,000 9,657
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.0% (continued)
Tractor Supply Co.
5.25%, 5/15/2033 $ 10,000 $ 10,122
873,074
Technology Hardware, Storage & Peripherals - 2 .7%
Apple, Inc.
3.25%, 2/23/2026 84,000 82,339
4.30%, 5/10/2033 180,000 181,695
2.38%, 2/8/2041 130,000 93,045
4.45%, 5/6/2044 114,000 109,107
4.65%, 2/23/2046 208,000 199,053
4.85%, 5/10/2053 75,000 74,851
4.10%, 8/8/2062 47,000 39,530
Dell International LLC
8.10%, 7/15/2036 110,000 134,015
3.38%, 12/15/2041 30,000 22,644
Hewlett Packard Enterprise Co.
5.25%, 7/1/2028 150,000 153,179
HP, Inc.
5.50%, 1/15/2033 10,000 10,283
6.00%, 9/15/2041 53,000 55,315
1,155,056
Textiles, Apparel & Luxury Goods - 0 .3%
NIKE, Inc.
2.85%, 3/27/2030 20,000 18,384
3.25%, 3/27/2040 50,000 39,997
Ralph Lauren Corp.
2.95%, 6/15/2030 14,000 12,764
Tapestry, Inc.
7.70%, 11/27/2030 35,000 37,059
VF Corp.
2.80%, 4/23/2027 15,000 13,947
2.95%, 4/23/2030 26,000 22,206
144,357
Water Utilities - 0 .4%
American Water Capital Corp.
3.75%, 9/1/2028 10,000 9,669
2.80%, 5/1/2030 30,000 27,026
2.30%, 6/1/2031 100,000 85,100
4.20%, 9/1/2048 5,000 4,172
Essential Utilities, Inc.
2.70%, 4/15/2030 48,000 42,798
5.38%, 1/15/2034 10,000 10,119
5.30%, 5/1/2052 10,000 9,425
188,309
Wireless Telecommunication Services - 0 .4%
Vodafone Group plc
5.00%, 5/30/2038 23,000 22,509
5.25%, 5/30/2048 40,000 37,845

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.4% (continued)
Vodafone Group plc (continued)
5.63%, 2/10/2053 $ 96,000 $ 94,311
154,665
Total Corporate Bonds
(Cost $43,046,763) 42,189,044
Total Investments - 97.2%
(Cost $43,046,763) 42,189,044
Other assets less liabilities - 2.8% 1,213,245
NET ASSETS - 100.0% $43,402,289
(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2024.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2024, the value of these securities amounted to
approximately $228,121 or 0.53% of net assets.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust
SCA Limited partnership with share capital
Security Type % of Net Assets
Corporate Bonds 97 .2%
Others
(1)
2 .8
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Ultra-Short Income Fund
July 31, 2024 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 96 .3%
Aerospace & Defense - 1 .6%
General Dynamics Corp.
2.38%, 11/15/2024 $ 9,000,000 $ 8,918,978
L3Harris Technologies, Inc.
3.83%, 4/27/2025 2,700,000 2,669,996
Northrop Grumman Corp.
2.93%, 1/15/2025 5,673,000 5,608,434
RTX Corp.
3.15%, 12/15/2024 97,000 96,130
17,293,538
Automobiles - 4 .3%
BMW US Capital LLC
(United
States SOFR
Compounded
Index + 0.55%),
5.92%, 4/2/2026(a)
(b) 8,500,000 8,529,767
Hyundai Capital America
5.45%,
6/24/2026(b) 1,000,000 1,007,932
(SOFR + 1.50%),
6.85%, 1/8/2027(a)
(b) 9,000,000 9,135,492
(SOFR +
1.04%), 6.42%,
3/19/2027(a)(b) 1,000,000 1,007,304
(SOFR +
1.04%), 6.42%,
6/24/2027(a)(b) 5,000,000 5,005,648
Kia Corp.
2.38%,
2/14/2025(b) 730,000 718,322
Mercedes-Benz Finance North America LLC
(SOFR +
0.93%), 6.30%,
3/30/2025(a)(b) 5,000,000 5,023,501
(SOFR + 0.57%),
5.98%, 8/1/2025(a)
(b) 7,000,000 7,011,689
(SOFR +
0.63%), 6.00%,
7/31/2026(a)(b) 4,100,000 4,105,523
Nissan Motor Acceptance Co. LLC
1.13%,
9/16/2024(b) 900,000 894,115
Volkswagen Group of America Finance LLC
(SOFR +
0.83%), 6.21%,
3/20/2026(a)(b) 5,500,000 5,527,486
  47,966,779
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23 .6%
ANZ New Zealand Int'l Ltd.
(SOFR +
0.60%), 6.01%,
2/18/2025(a)(b) $ 1,450,000 $ 1,451,983
Australia & New Zealand Banking Group
Ltd.
(SOFR +
0.64%), 5.99%,
10/3/2025(a)(b) 500,000 501,525
Banco Santander SA
5.15%, 8/18/2025 1,400,000 1,395,907
Bank of America NA
(SOFR +
0.78%), 6.17%,
8/18/2025(a) 3,850,000 3,866,555
Bank of Montreal
Series H, 4.25%,
9/14/2024 4,500,000 4,491,094
(United
States SOFR
Compounded
Index +
0.95%), 6.33%,
9/25/2025(a) 5,700,000 5,736,061
(United
States SOFR
Compounded
Index +
0.62%), 6.00%,
9/15/2026(a) 3,300,000 3,303,347
Bank of New Zealand
(SOFR +
0.81%), 6.16%,
1/27/2027(a)(b) 4,000,000 4,005,536
Bank of Nova Scotia (The)
(SOFR +
0.46%), 5.81%,
1/10/2025(a) 4,355,000 4,358,440
(United
States SOFR
Compounded
Index + 0.55%),
5.94%, 3/2/2026(a) 5,000,000 4,994,060
(SOFR +
0.61%), 5.99%,
9/15/2026(a) 1,780,000 1,778,327
Banque Federative du Credit Mutuel SA
(SOFR +
1.13%), 6.49%,
1/23/2027(a)(b) 2,940,000 2,964,017

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
Banque Federative du Credit Mutuel SA
(continued)
(United
States SOFR
Compounded
Index +
1.07%), 6.43%,
2/16/2028(a)(b) $ 10,000,000 $ 10,019,150
Barclays plc
(SOFR +
1.49%), 6.86%,
3/12/2028(a) 10,000,000 10,108,933
Canadian Imperial Bank of Commerce
(United
States SOFR
Compounded
Index + 0.94%),
6.31%, 4/7/2025(a) 7,674,000 7,697,174
Citibank NA
4.93%, 8/6/2026 5,200,000 5,212,192
(United
States SOFR
Compounded
Index +
1.06%), 6.46%,
12/4/2026(a) 3,000,000 3,038,325
Citigroup, Inc.
(SOFR +
0.69%), 6.03%,
1/25/2026(a) 2,400,000 2,402,376
(SOFR + 0.77%),
6.16%, 6/9/2027(a) 3,500,000 3,496,511
Commonwealth Bank of Australia
(SOFR +
0.52%), 5.90%,
6/15/2026(a)(b) 1,900,000 1,899,709
Cooperatieve Rabobank UA
(United
States SOFR
Compounded
Index +
0.90%), 6.27%,
10/5/2026(a) 5,000,000 5,034,857
Credit Agricole SA
3.25%,
10/4/2024(b) 3,000,000 2,986,751
(SOFR +
0.87%), 6.26%,
3/11/2027(a)(b) 6,670,000 6,678,450
Danske Bank A/S
6.47%, 1/9/2026(b)
(c) 6,980,000 7,008,553
Fifth Third Bank NA
5.85%,
10/27/2025(c) 8,500,000 8,503,057
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
HSBC Holdings plc
(SOFR +
1.43%), 6.81%,
3/10/2026(a) $ 7,000,000 $ 7,045,182
HSBC USA, Inc.
(SOFR + 0.96%),
6.36%, 3/4/2027(a) 2,500,000 2,517,488
ING Groep NV
(United
States SOFR
Compounded
Index + 1.01%),
6.37%, 4/1/2027(a) 5,582,000 5,597,261
JPMorgan Chase & Co.
0.77%, 8/9/2025(c) 1,000,000 998,941
(SOFR +
0.60%), 5.99%,
12/10/2025(a) 1,000,000 1,003,490
(SOFR +
0.92%), 6.30%,
2/24/2026(a) 7,000,000 7,020,968
(SOFR +
0.77%), 6.14%,
9/22/2027(a) 2,500,000 2,503,375
Lloyds Banking Group plc
4.72%,
8/11/2026(c) 2,300,000 2,285,687
Mitsubishi UFJ Financial Group, Inc.
(SOFR +
0.94%), 6.34%,
2/20/2026(a) 5,000,000 5,013,131
(SOFR +
1.44%), 6.79%,
4/17/2026(a) 2,500,000 2,516,608
Morgan Stanley Bank NA
(SOFR +
0.87%), 6.24%,
5/26/2028(a) 10,000,000 10,011,600
National Australia Bank Ltd.
(SOFR + 0.86%),
6.25%, 6/9/2025(a)
(b) 5,200,000 5,222,360
(SOFR +
0.65%), 6.00%,
1/12/2027(a)(b) 4,000,000 4,004,082
(SOFR +
0.62%), 6.01%,
6/11/2027(a)(b) 2,800,000 2,801,431
National Bank of Canada
(United
States SOFR
Compounded
Index + 1.03%),
6.38%, 7/2/2027(a) 7,260,000 7,277,344

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
NatWest Markets plc
(SOFR +
0.90%), 6.29%,
5/17/2027(a)(b) $ 10,250,000 $ 10,273,780
Nordea Bank Abp
(SOFR + 0.96%),
6.33%, 6/6/2025(a)
(b) 2,000,000 2,010,360
Royal Bank of Canada
4.95%, 4/25/2025 3,000,000 2,994,244
(United
States SOFR
Compounded
Index +
0.53%), 5.88%,
1/20/2026(a) 2,750,000 2,749,967
(United
States SOFR
Compounded
Index +
0.57%), 5.92%,
4/27/2026(a) 2,000,000 1,999,147
Santander Holdings USA, Inc.
6.12%,
5/31/2027(c) 3,250,000 3,292,760
Skandinaviska Enskilda Banken AB
(SOFR + 0.96%),
6.35%, 6/9/2025(a)
(b) 1,000,000 1,005,154
(SOFR + 0.89%),
6.26%, 3/5/2027(a)
(b) 3,000,000 3,021,047
Societe Generale SA
2.63%,
10/16/2024(b) 1,000,000 992,966
Standard Chartered plc
6.17%, 1/9/2027(b)
(c) 2,100,000 2,124,741
Sumitomo Mitsui Financial Group, Inc.
(SOFR +
0.88%), 6.23%,
1/14/2027(a) 1,480,000 1,488,942
Svenska Handelsbanken AB
(SOFR +
0.66%), 6.06%,
5/28/2027(a)(b) 2,700,000 2,704,603
Swedbank AB
(United
States SOFR
Compounded
Index +
1.38%), 6.76%,
6/15/2026(a)(b) 5,160,000 5,238,464
Toronto-Dominion Bank (The)
4.29%, 9/13/2024 3,000,000 2,995,016
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
Toronto-Dominion Bank (The) (continued)
(SOFR +
0.41%), 5.76%,
1/10/2025(a) $ 2,777,000 $ 2,779,707
(SOFR + 1.02%),
6.39%, 6/6/2025(a) 3,000,000 3,016,533
(SOFR +
0.48%), 5.83%,
10/10/2025(a) 6,000,000 6,005,130
(SOFR +
0.59%), 5.98%,
9/10/2026(a) 2,000,000 2,000,412
US Bank NA
2.80%, 1/27/2025 1,250,000 1,234,184
Wells Fargo & Co.
(SOFR +
1.32%), 6.65%,
4/25/2026(a) 5,600,000 5,645,824
Wells Fargo Bank NA
5.55%, 8/1/2025 1,250,000 1,256,622
(SOFR + 0.80%),
6.20%, 8/1/2025(a) 3,125,000 3,137,337
(SOFR +
0.71%), 6.07%,
1/15/2026(a) 1,475,000 1,480,484
Westpac Banking Corp.
(SOFR +
1.00%), 6.40%,
8/26/2025(a) 5,000,000 5,031,400
(SOFR +
0.72%), 6.11%,
11/17/2025(a) 2,350,000 2,360,714
(SOFR +
0.42%), 5.78%,
4/16/2026(a) 3,710,000 3,707,181
(SOFR + 0.52%),
5.92%, 6/3/2026(a) 2,568,000 2,569,822
261,868,379
Beverages - 3 .2%
Diageo Capital plc
2.13%, 10/24/2024 7,000,000 6,945,150
Keurig Dr Pepper, Inc.
(United
States SOFR
Compounded
Index +
0.88%), 6.26%,
3/15/2027(a) 10,000,000 10,065,280
Pepsico Singapore Financing I Pte. Ltd.
(United
States SOFR
Compounded
Index +
0.56%), 5.95%,
2/16/2027(a) 12,200,000 12,241,466

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 3.2% (continued)
PepsiCo, Inc.
(United
States SOFR
Compounded
Index +
0.40%), 5.81%,
11/12/2024(a) $ 3,330,000 $ 3,332,323
(United
States SOFR
Compounded
Index +
0.40%), 5.81%,
2/13/2026(a) 3,000,000 3,008,266
35,592,485
Biotechnology - 1 .2%
AbbVie, Inc.
2.60%, 11/21/2024 8,638,000 8,563,312
Amgen, Inc.
1.90%, 2/21/2025 4,000,000 3,920,997
5.25%, 3/2/2025 1,000,000 999,148
13,483,457
Broadline Retail - 0 .9%
eBay, Inc.
3.45%, 8/1/2024 8,100,000 8,100,000
1.90%, 3/11/2025 1,700,000 1,665,202
9,765,202
Building Products - 1 .1%
Carlisle Cos., Inc.
3.50%, 12/1/2024 3,608,000 3,579,700
Trane Technologies Financing Ltd.
3.55%, 11/1/2024 8,000,000 7,954,042
11,533,742
Capital Markets - 7 .9%
Bank of New York Mellon Corp. (The)
2.10%, 10/24/2024 3,000,000 2,976,659
BlackRock Funding, Inc.
4.60%, 7/26/2027 14,180,000 14,267,690
Blackstone Private Credit Fund
2.70%, 1/15/2025 800,000 788,670
Blue Owl Credit Income Corp.
5.50%, 3/21/2025 2,901,000 2,893,165
Charles Schwab Corp. (The)
(United
States SOFR
Compounded
Index +
0.52%), 5.93%,
5/13/2026(a) 1,000,000 1,000,038
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.9% (continued)
Charles Schwab Corp. (The) (continued)
(United
States SOFR
Compounded
Index + 1.05%),
6.45%, 3/3/2027(a) $ 6,500,000 $ 6,543,106
FS KKR Capital Corp.
1.65%, 10/12/2024 980,000 970,799
Goldman Sachs Group, Inc. (The)
(SOFR +
0.51%), 5.90%,
9/10/2024(a) 2,600,000 2,600,096
3.50%, 4/1/2025 1,500,000 1,481,268
Macquarie Bank Ltd.
5.27%, 7/2/2027(b) 6,290,000 6,397,710
Macquarie Group Ltd.
(SOFR +
0.71%), 6.07%,
10/14/2025(a)(b) 5,000,000 5,000,900
Moody's Corp.
3.75%, 3/24/2025 8,212,000 8,125,888
Morgan Stanley
1.16%,
10/21/2025(c) 500,000 494,915
(SOFR +
0.95%), 6.34%,
2/18/2026(a) 3,111,000 3,119,162
(SOFR +
1.02%), 6.38%,
4/13/2028(a) 4,000,000 4,011,480
Nasdaq, Inc.
5.65%, 6/28/2025 2,500,000 2,507,548
State Street Corp.
(United
States SOFR
Compounded
Index + 0.85%),
6.25%, 8/3/2026(a) 10,000,000 10,049,312
UBS AG
0.70%, 8/9/2024(b) 200,000 199,773
3.63%, 9/9/2024 1,500,000 1,496,634
7.95%, 1/9/2025 1,260,000 1,273,118
3.70%, 2/21/2025 4,000,000 3,961,821
UBS Group AG
(SOFR +
1.58%), 6.99%,
5/12/2026(a)(b) 6,000,000 6,045,092
6.37%,
7/15/2026(b)(c) 1,900,000 1,916,611
88,121,455
Chemicals - 2 .0%
Nutrien Ltd.
5.90%, 11/7/2024 6,965,000 6,966,034
3.00%, 4/1/2025 2,000,000 1,969,765

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 2.0% (continued)
Nutrien Ltd. (continued)
5.95%, 11/7/2025 $ 1,020,000 $ 1,031,172
Sherwin-Williams Co. (The)
4.05%, 8/8/2024 7,400,000 7,397,258
Westlake Corp.
0.88%, 8/15/2024 4,700,000 4,690,815
22,055,044
Commercial Services & Supplies - 1 .6%
Element Fleet Management Corp.
6.27%,
6/26/2026(b) 2,820,000 2,871,976
Republic Services, Inc.
2.50%, 8/15/2024 8,000,000 7,990,149
Waste Management, Inc.
3.13%, 3/1/2025 6,987,000 6,899,901
17,762,026
Consumer Finance - 10 .0%
AerCap Ireland Capital DAC
2.88%, 8/14/2024 2,000,000 1,997,797
1.65%, 10/29/2024 6,750,000 6,682,719
American Express Co.
(United
States SOFR
Compounded
Index + 0.93%),
6.33%, 3/4/2025(a) 1,914,000 1,920,947
6.34%,
10/30/2026(c) 700,000 710,246
(United
States SOFR
Compounded
Index +
1.35%), 6.70%,
10/30/2026(a) 3,500,000 3,535,536
(SOFR +
0.75%), 6.11%,
4/23/2027(a) 3,000,000 3,003,598
(SOFR +
0.93%), 6.26%,
7/26/2028(a) 5,000,000 5,007,660
American Honda Finance Corp.
0.75%, 8/9/2024 2,000,000 1,997,811
2.15%, 9/10/2024 3,764,000 3,748,911
(SOFR +
0.45%), 5.82%,
6/13/2025(a) 8,000,000 8,007,056
(United
States SOFR
Compounded
Index +
0.79%), 6.14%,
10/3/2025(a) 2,100,000 2,107,909
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 10.0% (continued)
Capital One Financial Corp.
3.20%, 2/5/2025 $ 4,000,000 $ 3,953,228
Caterpillar Financial Services Corp.
(SOFR +
0.52%), 5.89%,
6/13/2025(a) 5,000,000 5,013,857
(SOFR +
0.46%), 5.86%,
2/27/2026(a) 10,000,000 10,030,363
(SOFR +
0.52%), 5.93%,
5/14/2027(a) 4,800,000 4,811,835
Ford Motor Credit Co. LLC
4.06%, 11/1/2024 2,019,000 2,009,375
(SOFR + 2.95%),
8.32%, 3/6/2026(a) 3,300,000 3,403,896
General Motors Financial Co., Inc.
1.20%, 10/15/2024 1,500,000 1,486,232
3.50%, 11/7/2024 2,600,000 2,585,034
(United
States SOFR
Compounded
Index + 1.30%),
6.67%, 4/7/2025(a) 1,906,000 1,917,017
(United
States SOFR
Compounded
Index + 1.35%),
6.75%, 5/8/2027(a) 1,000,000 1,009,237
John Deere Capital Corp.
(SOFR +
0.20%), 5.56%,
10/11/2024(a) 2,500,000 2,500,423
(SOFR + 0.56%),
5.94%, 3/7/2025(a) 1,720,000 1,723,959
(SOFR + 0.44%),
5.82%, 3/6/2026(a) 10,000,000 10,023,271
(United
States SOFR
Compounded
Index + 0.79%),
6.17%, 6/8/2026(a) 1,300,000 1,310,053
(SOFR +
0.60%), 5.99%,
6/11/2027(a) 2,000,000 2,001,106
Synchrony Financial
4.88%, 6/13/2025 3,583,000 3,554,881
Toyota Motor Credit Corp.
Series B, (SOFR
+ 0.29%), 5.66%,
9/13/2024(a) 3,000,000 3,000,366
(SOFR +
0.32%), 5.68%,
1/13/2025(a) 7,000,000 7,003,557

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 10.0% (continued)
Toyota Motor Credit Corp. (continued)
(SOFR +
0.65%), 6.04%,
9/11/2025(a) $ 5,000,000 $ 5,016,322
111,074,202
Consumer Staples Distribution & Retail - 1 .5%
Dollar General Corp.
4.25%, 9/20/2024 8,199,000 8,180,179
Dollar Tree, Inc.
4.00%, 5/15/2025 8,000,000 7,909,596
16,089,775
Containers & Packaging - 0 .7%
Avery Dennison Corp.
0.85%, 8/15/2024 8,190,000 8,173,296
Diversified Telecommunication Services - 0 .6%
Verizon Communications, Inc.
3.38%, 2/15/2025 3,351,000 3,321,503
(United
States SOFR
Compounded
Index +
0.79%), 6.17%,
3/20/2026(a) 2,790,000 2,820,443
6,141,946
Electric Utilities - 0 .6%
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025 2,950,000 2,962,165
(United
States SOFR
Compounded
Index +
0.76%), 6.11%,
1/29/2026(a) 4,000,000 4,016,430
6,978,595
Electronic Equipment, Instruments & Components - 0 .1%
Tyco Electronics Group SA
3.45%, 8/1/2024 1,347,000 1,347,000
Energy Equipment & Services - 0 .1%
Schlumberger Holdings Corp.
5.00%,
5/29/2027(b) 641,000 645,762
Entertainment - 2 .1%
Netflix, Inc.
5.88%, 2/15/2025 2,552,000 2,562,514
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 2.1% (continued)
Netflix, Inc. (continued)
3.63%,
6/15/2025(b) $ 5,000,000 $ 4,931,741
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025 7,380,000 7,283,164
Walt Disney Co. (The)
3.35%, 3/24/2025 9,000,000 8,895,580
23,672,999
Financial Services - 1 .1%
Corebridge Financial, Inc.
3.50%, 4/4/2025 2,300,000 2,267,007
Global Payments, Inc.
1.50%, 11/15/2024 240,000 237,081
JPMorgan Chase Bank NA
(SOFR +
0.62%), 5.97%,
4/29/2026(a) 6,500,000 6,527,750
(SOFR +
1.00%), 6.39%,
12/8/2026(a) 2,000,000 2,023,826
PayPal Holdings, Inc.
2.40%, 10/1/2024 1,080,000 1,074,350
12,130,014
Food Products - 3 .1%
Campbell Soup Co.
5.30%, 3/20/2026 960,000 965,861
General Mills, Inc.
4.00%, 4/17/2025 5,000,000 4,953,732
J M Smucker Co. (The)
3.50%, 3/15/2025 11,400,000 11,259,959
McCormick & Co., Inc.
3.15%, 8/15/2024 5,000,000 4,995,076
0.90%, 2/15/2026 620,000 583,165
Mead Johnson Nutrition Co.
4.13%, 11/15/2025 3,500,000 3,462,084
Tyson Foods, Inc.
3.95%, 8/15/2024 8,250,000 8,243,895
34,463,772
Ground Transportation - 1 .7%
Canadian Pacific Railway Co.
1.35%, 12/2/2024 7,410,000 7,306,726
2.90%, 2/1/2025 2,600,000 2,567,602
CSX Corp.
3.40%, 8/1/2024 6,628,000 6,628,000
Ryder System, Inc.
2.50%, 9/1/2024 2,165,000 2,157,845
18,660,173
Health Care Equipment & Supplies - 2 .2%
Baxter International, Inc.
1.32%, 11/29/2024 8,000,000 7,888,321

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 2.2% (continued)
Baxter International, Inc. (continued)
(United
States SOFR
Compounded
Index +
0.44%), 5.84%,
11/29/2024(a) $ 1,435,000 $ 1,434,860
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024 7,000,000 6,997,168
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024 8,350,000 8,240,793
24,561,142
Health Care Providers & Services - 3 .9%
Aetna, Inc.
3.50%, 11/15/2024 830,000 824,798
CVS Health Corp.
3.88%, 7/20/2025 8,000,000 7,885,233
Elevance Health, Inc.
3.50%, 8/15/2024 5,100,000 5,095,606
3.35%, 12/1/2024 2,485,000 2,466,656
HCA, Inc.
5.25%, 4/15/2025 3,762,000 3,754,879
Humana, Inc.
3.85%, 10/1/2024 5,000,000 4,984,639
Laboratory Corp. of America Holdings
3.25%, 9/1/2024 5,000,000 4,988,026
3.60%, 2/1/2025 1,700,000 1,681,877
McKesson Corp.
0.90%, 12/3/2025 7,439,000 7,056,165
UnitedHealth Group, Inc.
(SOFR +
0.50%), 5.83%,
7/15/2026(a) 3,930,000 3,937,286
42,675,165
Hotels, Restaurants & Leisure - 0 .4%
McDonald's Corp.
3.38%, 5/26/2025 4,300,000 4,238,877
Household Durables - 1 .3%
DR Horton, Inc.
2.50%, 10/15/2024 9,200,000 9,137,543
Lennar Corp.
4.75%, 5/30/2025 3,000,000 2,983,746
Whirlpool Corp.
3.70%, 5/1/2025 2,500,000 2,467,272
  14,588,561
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Life Sciences Tools & Services - 0 .9%
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024 $ 10,090,000 $ 9,998,425
Machinery - 2 .3%
AGCO Corp.
5.45%, 3/21/2027 1,150,000 1,165,683
CNH Industrial Capital LLC
3.95%, 5/23/2025 7,845,000 7,753,108
Daimler Truck Finance North America LLC
5.20%,
1/17/2025(b) 4,265,000 4,259,498
(SOFR +
0.96%), 6.33%,
9/25/2027(a)(b) 3,570,000 3,579,175
Otis Worldwide Corp.
2.06%, 4/5/2025 7,150,000 6,994,355
Stanley Black & Decker, Inc.
6.27%, 3/6/2026 2,020,000 2,020,353
25,772,172
Media - 0 .5%
Fox Corp.
3.05%, 4/7/2025 6,000,000 5,905,564
Metals & Mining - 0 .4%
Steel Dynamics, Inc.
2.80%, 12/15/2024 4,800,000 4,744,957
Multi-Utilities - 0 .5%
Black Hills Corp.
1.04%, 8/23/2024 960,000 957,085
DTE Energy Co.
4.22%,
11/1/2024(d) 4,700,000 4,677,664
5,634,749
Oil, Gas & Consumable Fuels - 3 .6%
Boardwalk Pipelines LP
4.95%, 12/15/2024 3,800,000 3,789,127
Enterprise Products Operating LLC
5.05%, 1/10/2026 720,000 723,024
Kinder Morgan Energy Partners LP
4.25%, 9/1/2024 6,870,000 6,856,332
Kinder Morgan, Inc.
4.30%, 6/1/2025 1,200,000 1,188,430
Marathon Petroleum Corp.
3.63%, 9/15/2024 1,950,000 1,944,535
Phillips 66 Co.
2.45%, 12/15/2024 1,109,000 1,096,672
3.61%, 2/15/2025 8,820,000 8,724,760

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 3.6% (continued)
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025 $ 2,028,000 $ 2,026,465
TransCanada PipeLines Ltd.
1.00%, 10/12/2024 9,010,000 8,921,492
Western Midstream Operating LP
3.95%, 6/1/2025 5,000,000 4,925,083
40,195,920
Passenger Airlines - 0 .9%
Southwest Airlines Co.
5.25%, 5/4/2025 10,000,000 9,967,011
Personal Care Products - 0 .3%
Kenvue, Inc.
5.50%, 3/22/2025 3,305,000 3,309,606
Pharmaceuticals - 0 .3%
Bristol-Myers Squibb Co.
(SOFR +
0.49%), 5.90%,
2/20/2026(a) 3,182,000 3,193,996
Retail REITs - 0 .5%
Kimco Realty OP LLC
REIT, 3.30%,
2/1/2025 6,000,000 5,923,980
Semiconductors & Semiconductor Equipment - 0 .7%
Analog Devices, Inc.
(United
States SOFR
Compounded
Index +
0.25%), 5.62%,
10/1/2024(a) 610,000 610,073
2.95%, 4/1/2025 2,000,000 1,970,692
KLA Corp.
4.65%, 11/1/2024 3,579,000 3,570,747
Microchip Technology, Inc.
0.98%, 9/1/2024 1,870,000 1,861,651
8,013,163
Software - 2 .4%
Autodesk, Inc.
4.38%, 6/15/2025 6,738,000 6,686,816
Intuit, Inc.
0.95%, 7/15/2025 905,000 870,353
5.25%, 9/15/2026 4,950,000 5,021,928
Oracle Corp.
2.95%, 11/15/2024 9,031,000 8,963,565
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 2.4% (continued)
Roper Technologies, Inc.
2.35%, 9/15/2024 $ 5,000,000 $ 4,977,235
26,519,897
Specialized REITs - 0 .8%
Public Storage Operating Co.
REIT, (United
States SOFR
Compounded
Index +
0.60%), 5.93%,
7/25/2025(a) 4,296,000 4,310,345
REIT, (United
States SOFR
Compounded
Index +
0.70%), 6.06%,
4/16/2027(a) 4,180,000 4,192,874
8,503,219
Specialty Retail - 1 .7%
Home Depot, Inc. (The)
(SOFR +
0.33%), 5.70%,
12/24/2025(a) 8,040,000 8,055,019
Lowe's Cos., Inc.
4.00%, 4/15/2025 4,085,000 4,046,378
Ross Stores, Inc.
4.60%, 4/15/2025 7,011,000 6,977,873
19,079,270
Technology Hardware, Storage & Peripherals - 0 .9%
Dell International LLC
5.85%, 7/15/2025 4,000,000 4,016,109
Hewlett Packard Enterprise Co.
5.90%, 10/1/2024 6,200,000 6,200,768
10,216,877
Textiles, Apparel & Luxury Goods - 0 .5%
VF Corp.
2.40%, 4/23/2025 5,000,000 4,884,757
Trading Companies & Distributors - 1 .7%
Air Lease Corp.
0.80%, 8/18/2024 1,980,000 1,975,242
4.25%, 9/15/2024 5,000,000 4,989,541
2.30%, 2/1/2025 3,000,000 2,950,196
WW Grainger, Inc.
1.85%, 2/15/2025 9,490,000 9,310,780
  19,225,759

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0 .6%
T-Mobile USA, Inc.
3.50%, 4/15/2025 $ 7,000,000 $ 6,901,684
Total Corporate Bonds
(Cost $1,066,745,042) 1,068,874,392
ASSET-BACKED SECURITIES - 4 .2%
BMW Vehicle Lease Trust
Series 2023-2, Class
A2, 5.95%, 8/25/2025 481,982 482,468
Capital One Multi-Asset Execution Trust
Series 2021-A3, Class
A3, 1.04%, 11/15/2026 2,900,000 2,863,459
Series 2022-A3, Class
A, 4.95%, 10/15/2027 1,882,000 1,880,613
Carmax Auto Owner Trust
Series 2023-3,
Class A2A, 5.72%,
11/16/2026 1,858,431 1,859,396
CarMax Auto Owner Trust
Series 2021-4, Class
A3, 0.56%, 9/15/2026 1,171,678 1,144,992
Chase Issuance Trust
Series 2023-A1, Class
A, 5.16%, 9/15/2028 1,900,000 1,922,134
Dell Equipment Finance Trust
Series 2023-1,
Class A2, 5.65%,
9/22/2028(b) 572,003 571,970
Series 2023-1,
Class A3, 5.65%,
9/22/2028(b) 2,300,000 2,304,997
Ford Credit Auto Owner Trust
Series 2023-A, Class
A2A, 5.14%, 3/15/2026 177,612 177,380
Series 2023-B, Class
A2A, 5.57%, 6/15/2026 681,533 681,695
Series 2024-B, Class
A2A, 5.40%, 4/15/2027 1,750,000 1,754,068
GM Financial Automobile Leasing Trust
Series 2024-1, Class
A3, 5.09%, 3/22/2027 1,018,000 1,019,517
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class
A2A, 5.19%, 3/16/2026 203,928 203,761
Series 2021-2, Class
A3, 0.51%, 4/16/2026 225,715 223,505
Series 2021-3, Class
A3, 0.48%, 6/16/2026 390,294 384,623
Series 2023-3, Class
A2A, 5.74%, 9/16/2026 226,369 226,574
Series 2022-1, Class
A3, 1.26%, 11/16/2026 1,079,492 1,058,701
Investments
Principal
Amount Value
Series 2022-3, Class
A3, 3.64%, 4/16/2027 $ 292,305 $ 289,118
Harley-Davidson Motorcycle Trust
Series 2024-A, Class
A2, 5.65%, 2/16/2027 1,000,000 1,001,816
Honda Auto Receivables Owner Trust
Series 2023-3, Class
A2, 5.71%, 3/18/2026 2,278,530 2,280,304
Series 2023-4, Class
A2, 5.87%, 6/22/2026 2,718,695 2,724,105
Series 2024-1, Class
A2, 5.36%, 9/15/2026 2,000,000 1,999,407
Series 2024-2, Class
A2, 5.48%, 11/18/2026 1,750,000 1,754,210
Hyundai Auto Receivables Trust
Series 2023-C, Class
A2A, 5.80%, 1/15/2027 1,690,765 1,694,348
John Deere Owner Trust
Series 2024-A, Class
A1, 5.52%, 3/17/2025 447,275 447,362
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class
A2, 5.09%, 1/15/2026 71,194 71,151
Series 2021-1, Class
A3, 0.46%, 6/15/2026 828,080 813,058
Series 2023-2, Class
A2, 5.92%, 11/16/2026 1,558,810 1,562,311
Nissan Auto Receivables Owner Trust
Series 2022-B, Class
A2, 4.50%, 8/15/2025 112,854 112,791
Santander Drive Auto Receivables Trust
Series 2023-3, Class
A2, 6.08%, 8/17/2026 329,072 329,249
Series 2023-6, Class
A2, 6.08%, 5/17/2027 1,065,618 1,067,750
Series 2023-2, Class
A3, 5.21%, 7/15/2027 2,500,000 2,496,143
Series 2024-2, Class
A2, 5.80%, 9/15/2027 1,479,918 1,481,768
Toyota Auto Receivables Owner Trust
Series 2020-D, Class
A4, 0.47%, 1/15/2026 312,539 310,681
Series 2022-D, Class
A2A, 5.27%, 1/15/2026 246,888 246,750
Series 2023-C, Class
A2A, 5.60%, 8/17/2026 834,878 835,327
Verizon Master Trust
Series 2023-2, Class
A, 4.89%, 4/13/2028 2,000,000 1,994,121
Series 2022-2, Class
A, 1.53%, 7/20/2028 1,300,000 1,276,238
Volkswagen Auto Lease Trust
Series 2023-A, Class
A2A, 5.87%, 1/20/2026 1,465,546 1,467,164
World Omni Auto Receivables Trust
Series 2022-C, Class
A2, 3.73%, 3/16/2026 168,939 168,738

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Series 2021-B, Class
A3, 0.42%, 6/15/2026 $ 432,752 $ 426,907
Series 2023-D, Class
A2A, 5.91%, 2/16/2027 1,421,809 1,425,136
Total Asset-Backed Securities
(Cost $46,835,309) 47,035,806
Total Investments - 100.5%
(Cost $1,113,580,351) 1,115,910,198
Liabilities in excess of other assets - (0.5%) (5,869,740)
NET ASSETS - 100.0% $1,110,040,458
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2024.
(b) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2024, the value of these securities amounted to
approximately $163,606,646 or 14.74% of net assets.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2024.
Percentages shown are based on Net Assets.
Abbreviations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
FlexShares® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2024:
Australia 3 .6%
Canada 8 .6
Denmark 0 .6
Finland 0 .2
France 2 .1
Germany 3 .4
Ireland 0 .8
Japan 0 .8
Netherlands 1 .0
New Zealand 0 .5
South Korea 0 .1
Spain 0 .1
Sweden 1 .1
Switzerland 1 .3
United Kingdom 3 .8
United States 72 .5
Other
1
( 0 .5 )
100.0%
1
Includes any non-fixed-income securities and net other assets (liabilities).
Security Type % of Net Assets
Corporate Bonds 96 .3%
Asset-Backed Securities 4 .2
Others
(1)
( 0 .5 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Core Select Bond Fund
July 31, 2024 (Unaudited)
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.5%
FlexShares®
Credit-Scored US
Corporate Bond
Index Fund(a) 326,280 $ 15,734,820
FlexShares® Credit-
Scored US Long
Corporate Bond
Index Fund(a) 19,050 831,342
FlexShares®
Disciplined
Duration MBS
Index Fund(a) 1,015,995 21,010,777
FlexShares® iBoxx
3-Year Target
Duration TIPS
Index Fund(a) 142,641 3,389,150
FlexShares® Ultra-
Short Income
Fund(a)(b) 103,852 7,844,980
iShares 10+ Year
Investment Grade
Corporate Bond
ETF(b) 925 47,554
iShares 1-3 Year
Treasury Bond
ETF(b) 68,151 5,611,553
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF 268,956 13,950,748
iShares 20+ Year
Treasury Bond
ETF 231,927 21,988,999
iShares 3-7 Year
Treasury Bond
ETF 170,827 20,101,213
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF(b) 116,359 6,098,375
iShares 7-10 Year
Treasury Bond
ETF 100,952 9,698,459
iShares MBS ETF 436,468 40,993,075
Total Exchange Traded Funds
(Cost $169,168,736) 167,301,045
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 0 .7% (c)
REPURCHASE AGREEMENTS - 0 .7%
CF Secured LLC
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $1,131,468,
collateralized by
various U.S. Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 8/15/2024 -
8/15/2053; total market
value $1,158,431
(Cost $1,131,300) $1,131,300 $ 1,131,300
SHORT-TERM INVESTMENTS - 0 .0% (e) (d)
U.S. TREASURY OBLIGATIONS - 0 .0% (e)
U.S. Treasury Bills
5.28%,
10/3/2024(d)(f)
(Cost $69,369) $ 70,000 69,365
Total Investments - 100.2%
(Cost $170,369,405) 168,501,710
Liabilities in excess of other assets - (0.2%) (307,967)
NET ASSETS - 100.0% $168,193,743
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
(b) The security or a portion of this security is on loan at July
31, 2024. The total value of securities on loan at July 31,
2024 was $6,201,975, collateralized in the form of cash
with a value of $1,131,300 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments and $5,181,473
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.31%,
and maturity dates ranging from August 1, 2024 –
February 15, 2053; a total value of $6,312,773.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2024. The total value
of securities purchased was $1,131,300.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) Represents less than 0.05% of net assets.
(f) The rate shown was the current yield as of July 31,
2024.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

For the period ended July 31, 2024, the FlexShares® Core Select Bond
Fund was invested in securities of affiliated FlexShares® Funds. The
Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.
Investment in a company which was affiliated for the period ended July 31, 2024, was as follows:
Security
Value
October 31,
2023
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2024
Value
July 31, 2024
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
FlexShares®
Credit-Scored
US Corporate
Bond Index
Fund $ 13,290,121 $ 3,944,473 $ 2,335,874 326,280 $ 15,734,820 $ 828,445 $ 490,434 $ 7,655
FlexShares®
Credit-Scored
US Long
Corporate
Bond Index
Fund 847,983 24,326 156,812 19,050 831,342 117,061 34,641 (1,216)
FlexShares®
Disciplined
Duration MBS
Index Fund 23,209,155 616,950 4,015,504 1,015,995 21,010,777 1,054,168 610,734 146,008
FlexShares® iBoxx
3-Year Target
Duration TIPS
Index Fund 3,854,121 100,530 656,412 142,641 3,389,150 93,976 122,789 (3,065)
FlexShares® Ultra-
Short Income
Fund 5,969,915 7,020,658 5,173,098 103,852 7,844,980 18,449 299,964 9,056
$47,171,295 $11,706,937 $12,337,700 1,607,818 $48,811,069 $2,112,099 $1,558,562 $158,438
Futures Contracts
FlexShares® Core Select Bond Fund had the following open futures contracts as of July 31, 2024:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
U.S. Treasury 2 Year Note 51 09/30/2024 USD $ 10,473,727 $ 88,556
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

Security Type % of Net Assets
Exchange Traded Funds 99 .5%
Securities Lending Reinvestments 0 .7
Short-Term Investments 0 .0
†
Others
(1)
( 0 .2 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

Notes to the Financial Statements
July 31, 2024
Investment Valuation
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:
Level 1—Quoted prices in active markets for
identical assets on the measurement date.
Level 2—Other significant observable inputs
(including quoted prices for similar securities,
interest rates, prepayment speeds, credit risk,
etc.).
Level 3—Significant unobservable inputs
(including the Funds’ own assumptions in
determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the valuations as of July 31, 2024 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Low Volatility Index Fund
Investments
  Common Stocks* $ 129,715,842 $ — $ — $ 129,715,842
  Securities Lending Reinvestments
      Repurchase Agreements — 1,285,949 — 1,285,949
  Short-Term Investments — 34,683 — 34,683
Total Investments $ 129,715,842 $ 1,320,632 $ — $ 131,036,474
Other Financial Instruments
Assets
  Futures Contracts $ 2,754 $ — $ — $ 2,754
Liabilities
  Futures Contracts (2,370) — — (2,370)
Total Other Financial Instruments $ 384 $ — $ — $ 384
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
  Common Stocks* $ 46,471,220 $ — $ — $ 46,471,220
  Warrants — — — —
  Securities Lending Reinvestments
      Repurchase Agreements — 732,514 — 732,514
Total Investments $ 46,471,220 $ 732,514 $ — $ 47,203,734

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
  Futures Contracts $ 11,538 $ — $ — $ 11,538
  Forward Foreign Currency Contracts — 12,042 — 12,042
Liabilities
  Forward Foreign Currency Contracts — (5,942) — (5,942)
Total Other Financial Instruments $ 11,538 $ 6,100 $ — $ 17,638
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
  Common Stocks
    Banks $ 1,990,619 $ 48,184 $ — $ 2,038,803
    Other* 10,539,023 — — 10,539,023
Total Investments $ 12,529,642 $ 48,184 $ — $ 12,577,826
Other Financial Instruments
Assets
  Futures Contracts $ 747 $ — $ — $ 747
  Forward Foreign Currency Contracts — 14 — 14
Total Other Financial Instruments $ 747 $ 14 $ — $ 761
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
  Common Stocks* $ 1,652,470,480 $ — $ — $ 1,652,470,480
  Rights — — — —
  Warrants 166,161 — — 166,161
  Securities Lending Reinvestments
      Certificates of Deposit — 32,002,999 — 32,002,999
      Repurchase Agreements — 116,522,751 — 116,522,751
Total Investments $ 1,652,636,641 $ 148,525,750 $ — $ 1,801,162,391
Other Financial Instruments
Assets
  Futures Contracts $ 444,857 $ — $ — $ 444,857
Total Other Financial Instruments $ 444,857 $ — $ — $ 444,857
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
  Closed End Funds $ 27,758 $ — $ — $ 27,758
  Common Stocks
    Metals & Mining 23,321,257 — 10,149 23,331,406
    Software 6,959,368 76,758 — 7,036,126
    Other* 458,842,513 — — 458,842,513

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
  Warrants $ — $ — $ — $ —
  Securities Lending Reinvestments
      Repurchase Agreements — 11,191,765 — 11,191,765
Total Investments $ 489,150,896 $ 11,268,523 $ 10,149 $ 500,429,568
Other Financial Instruments
Assets
  Futures Contracts $ 113,571 $ — $ — $ 113,571
  Forward Foreign Currency Contracts — 44,429 — 44,429
Liabilities
  Futures Contracts (16,654) — — (16,654)
  Forward Foreign Currency Contracts — (9,331) — (9,331)
Total Other Financial Instruments $ 96,917 $ 35,098 $ — $ 132,015
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
  Common Stocks
    Banks $ 39,394,047 $ 50,721 $ — $ 39,444,768
    Commercial Services & Supplies 346,400 — 31,799 378,199
    Consumer Staples Distribution & Retail 3,213,022 290 — 3,213,312
    Diversified Telecommunication Services 2,281,459 308,156 — 2,589,615
    Food Products 5,844,185 16,155 — 5,860,340
    Health Care Providers & Services 2,733,994 — 6,645 2,740,639
    Hotels, Restaurants & Leisure 4,137,381 1,852 — 4,139,233
    Independent Power and Renewable Electricity
Producers 4,536,470 33,433 — 4,569,903
    Industrial REITs 1,228,588 303,149 — 1,531,737
    Personal Care Products 1,465,843 — 19,633 1,485,476
    Pharmaceuticals 4,166,131 — 6,488 4,172,619
    Real Estate Management & Development 7,702,594 — 19,731 7,722,325
    Retail REITs 869,635 263,630 — 1,133,265
    Other* 188,719,658 — — 188,719,658
  Corporate Bonds* $ — $ 1,213 $ — $ 1,213
  Rights 314 5,041 — 5,355
  Securities Lending Reinvestments
      Repurchase Agreements — 3,280,775 — 3,280,775
Total Investments $ 266,639,721 $ 4,264,415 $ 84,296 $ 270,988,432
Other Financial Instruments
Assets
  Futures Contracts $ 5,419 $ — $ — $ 5,419
  Forward Foreign Currency Contracts — 17,586 — 17,586
Liabilities
  Forward Foreign Currency Contracts — (2,697) — (2,697)
Total Other Financial Instruments $ 5,419 $ 14,889 $ — $ 20,308

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Large Cap Index Fund
Investments
  Common Stocks* $ 225,933,703 $ — $ — $ 225,933,703
  Securities Lending Reinvestments
      Repurchase Agreements — 3,534,603 — 3,534,603
Total Investments $ 225,933,703 $ 3,534,603 $ — $ 229,468,306
Other Financial Instruments
Assets
  Futures Contracts $ 12,023 $ — $ — $ 12,023
Total Other Financial Instruments $ 12,023 $ — $ — $ 12,023
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
  Common Stocks* $ 174,314,025 $ — $ — $ 174,314,025
Total Investments $ 174,314,025 $ — $ — $ 174,314,025
Other Financial Instruments
Assets
  Futures Contracts $ 9,518 $ — $ — $ 9,518
Total Other Financial Instruments $ 9,518 $ — $ — $ 9,518
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
  Common Stocks* $ 172,857,160 $ — $ — $ 172,857,160
  Securities Lending Reinvestments
      Repurchase Agreements — 1,001,766 — 1,001,766
Total Investments $ 172,857,160 $ 1,001,766 $ — $ 173,858,926
Other Financial Instruments
Assets
  Futures Contracts $ 19,246 $ — $ — $ 19,246
Liabilities
  Futures Contracts (2,634) — — (2,634)
  Forward Foreign Currency Contracts — (5,667) — (5,667)
Total Other Financial Instruments $ 16,612 $ (5,667) $ — $ 10,945
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate US Large Cap Core Index Fund Fund
Investments
  Common Stocks* $ 62,946,309 $ — $ — $ 62,946,309
  Securities Lending Reinvestments
      Repurchase Agreements — 1,771,319 — 1,771,319
  Short-Term Investments — 39,637 — 39,637
Total Investments $ 62,946,309 $ 1,810,956 $ — $ 64,757,265

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
  Futures Contracts $ 7,026 $ — $ — $ 7,026
Total Other Financial Instruments $ 7,026 $ — $ — $ 7,026
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund Fund
Investments
  Common Stocks* $ 55,020,468 $ — $ — $ 55,020,468
  Securities Lending Reinvestments
      Repurchase Agreements — 927,206 — 927,206
Total Investments $ 55,020,468 $ 927,206 $ — $ 55,947,674
Other Financial Instruments
Assets
  Futures Contracts $ 18,911 $ — $ — $ 18,911
  Forward Foreign Currency Contracts — 7,371 — 7,371
Liabilities
  Forward Foreign Currency Contracts — (6,598) — (6,598)
Total Other Financial Instruments $ 18,911 $ 773 $ — $ 19,684
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
  Common Stocks* $ 5,812,075,946 $ — $ — $ 5,812,075,946
  Securities Lending Reinvestments
      Certificates of Deposit — 30,003,617 — 30,003,617
      Repurchase Agreements — 136,249,465 — 136,249,465
Total Investments $ 5,812,075,946 $ 166,253,082 $ — $ 5,978,329,028
Other Financial Instruments
Assets
  Futures Contracts $ 2,505,288 $ — $ — $ 2,505,288
  Forward Foreign Currency Contracts — 122,620 — 122,620
Liabilities
  Forward Foreign Currency Contracts — (260,259) — (260,259)
Total Other Financial Instruments $ 2,505,288 $ (137,639) $ — $ 2,367,649
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
  Common Stocks* $ 2,257,481,191 $ — $ — $ 2,257,481,191
  Securities Lending Reinvestments
      Repurchase Agreements — 89,601,149 — 89,601,149
Total Investments $ 2,257,481,191 $ 89,601,149 $ — $ 2,347,082,340

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
  Futures Contracts $ 581,584 $ — $ — $ 581,584
  Forward Foreign Currency Contracts — 84,719 — 84,719
Liabilities
  Futures Contracts (20,943) — — (20,943)
  Forward Foreign Currency Contracts — (69,262) — (69,262)
Total Other Financial Instruments $ 560,641 $ 15,457 $ — $ 576,098
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Global Quality Real Estate Index Fund
Investments
  Common Stocks* $ 333,203,178 $ — $ — $ 333,203,178
  Securities Lending Reinvestments
      Repurchase Agreements — 26,284,459 — 26,284,459
Total Investments $ 333,203,178 $ 26,284,459 $ — $ 359,487,637
Other Financial Instruments
Assets
  Futures Contracts $ 318,732 $ — $ — $ 318,732
  Forward Foreign Currency Contracts — 2,826 — 2,826
Liabilities
  Forward Foreign Currency Contracts — (1,611) — (1,611)
Total Other Financial Instruments $ 318,732 $ 1,215 $ — $ 319,947
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Real Assets Allocation Index Fund
Investments
  Exchange Traded Funds $ 7,836,932 $ — $ — $ 7,836,932
Total Investments $ 7,836,932 $ — $ — $ 7,836,932
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Index Fund
Investments
  Common Stocks* $ 1,777,139,923 $ — $ — $ 1,777,139,923
  Securities Lending Reinvestments
      Certificates of Deposit — 6,000,987 — 6,000,987
      Repurchase Agreements — 102,963,109 — 102,963,109
Total Investments $ 1,777,139,923 $ 108,964,096 $ — $ 1,886,104,019
Other Financial Instruments
Assets
  Futures Contracts $ 217,722 $ — $ — $ 217,722
Total Other Financial Instruments $ 217,722 $ — $ — $ 217,722

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
  Common Stocks* $ 379,808,819 $ — $ — $ 379,808,819
  Securities Lending Reinvestments
      Repurchase Agreements — 12,604,821 — 12,604,821
Total Investments $ 379,808,819 $ 12,604,821 $ — $ 392,413,640
Other Financial Instruments
Assets
  Futures Contracts $ 22,179 $ — $ — $ 22,179
Liabilities
  Futures Contracts (3,275) — — (3,275)
Total Other Financial Instruments $ 18,904 $ — $ — $ 18,904
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Index Fund
Investments
  Common Stocks* $ 575,374,297 $ — $ — $ 575,374,297
  Securities Lending Reinvestments
      Repurchase Agreements — 2,088,665 — 2,088,665
Total Investments $ 575,374,297 $ 2,088,665 $ — $ 577,462,962
Other Financial Instruments
Assets
  Futures Contracts $ 204,849 $ — $ — $ 204,849
  Forward Foreign Currency Contracts — 70,235 — 70,235
Liabilities
  Forward Foreign Currency Contracts — (97,425) — (97,425)
Total Other Financial Instruments $ 204,849 $ (27,190) $ — $ 177,659
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
  Common Stocks* $ 21,950,917 $ — $ — $ 21,950,917
  Securities Lending Reinvestments
      Repurchase Agreements — 520,795 — 520,795
Total Investments $ 21,950,917 $ 520,795 $ — $ 22,471,712
Other Financial Instruments
Assets
  Futures Contracts $ 7,374 $ — $ — $ 7,374
  Forward Foreign Currency Contracts — 2,510 — 2,510
Liabilities
  Forward Foreign Currency Contracts — (2,744) — (2,744)
Total Other Financial Instruments $ 7,374 $ (234) $ — $ 7,140

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
  Common Stocks* $ 67,054,126 $ — $ — $ 67,054,126
  Securities Lending Reinvestments
      Repurchase Agreements — 742,591 — 742,591
Total Investments $ 67,054,126 $ 742,591 $ — $ 67,796,717
Other Financial Instruments
Assets
  Futures Contracts $ 20,448 $ — $ — $ 20,448
  Forward Foreign Currency Contracts — 3,078 — 3,078
Liabilities
  Forward Foreign Currency Contracts — (6,272) — (6,272)
Total Other Financial Instruments $ 20,448 $ (3,194) $ — $ 17,254
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
  U.S. Treasury Obligations $ — $ 1,742,709,259 $ — $ 1,742,709,259
Total Investments $ — $ 1,742,709,259 $ — $ 1,742,709,259
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
  U.S. Treasury Obligations $ — $ 687,468,272 $ — $ 687,468,272
Total Investments $ — $ 687,468,272 $ — $ 687,468,272
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
  Mortgage-Backed Securities $ — $ 75,854,776 $ — $ 75,854,776
Total Investments $ — $ 75,854,776 $ — $ 75,854,776
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
  Corporate Bonds* $ — $ 404,671,724 $ — $ 404,671,724
  Securities Lending Reinvestments
      Repurchase Agreements — 26,285,833 — 26,285,833
Total Investments $ — $ 430,957,557 $ — $ 430,957,557

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
  Corporate Bonds* $ — $ 40,369,073 $ — $ 40,369,073
  U.S. Treasury Obligations — 459,039 — 459,039
Total Investments $ — $ 40,828,112 $ — $ 40,828,112
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
  Corporate Bonds* $ — $ 1,391,623,631 $ — $ 1,391,623,631
  Securities Lending Reinvestments
      Repurchase Agreements — 79,844,640 — 79,844,640
Total Investments $ — $ 1,471,468,271 $ — $ 1,471,468,271
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund Fund
Investments
  Corporate Bonds* $ — $ 42,189,044 $ — $ 42,189,044
Total Investments $ — $ 42,189,044 $ — $ 42,189,044
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Ultra-Short Income Fund
Investments
  Asset-Backed Securities $ — $ 47,035,806 $ — $ 47,035,806
  Corporate Bonds* — 1,068,874,392 — 1,068,874,392
Total Investments $ — $ 1,115,910,198 $ — $ 1,115,910,198
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Core Select Bond Fund
Investments
  Exchange Traded Funds $ 167,301,045 $ — $ — $ 167,301,045
  Securities Lending Reinvestments
      Repurchase Agreements — 1,131,300 — 1,131,300
  Short-Term Investments — 69,365 — 69,365
Total Investments $ 167,301,045 $ 1,200,665 $ — $ 168,501,710
Other Financial Instruments
Assets
  Futures Contracts $ 88,556 $ — $ — $ 88,556
Total Other Financial Instruments $ 88,556 $ — $ — $ 88,556
* See Schedules of Investments for segregation by industry type.